UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5075

Thrivent Mutual Funds

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

Michael W. Kremenak, Secretary and Chief Legal Officer

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-4198

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

Item 1. Schedule of Investments

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Shares	Common Stock (46.5%)	Value

Consumer Discretionary (7.1%)
10,427	Aaron’s, Inc.	$385,590
8,330	Amazon.com, Inc.[a]	4,466,129
1,647	American Public Education, Inc.[a]	42,608
800	ANN, Inc.[a]	36,600
1,620	AutoZone, Inc.[a]	1,135,523
6,800	Barnes & Noble, Inc.[a]	178,772
7,000	Bed Bath & Beyond, Inc.[a]	456,610
1,754	Belmond, Ltd.[a]	21,241
4,353	Best Buy Company, Inc.	140,558
1,400	Big Lots, Inc.	60,452
8,500	Brinker International, Inc.	509,150
19,026	Brunswick Corporation	1,010,090
18,728	Burlington Stores, Inc.[a]	1,030,789
5,300	Caleres, Inc.	175,112
8,146	Cedar Fair, LP	437,033
5,670	Cheesecake Factory, Inc.	327,386
1,000	Coach, Inc.	31,200
400	Columbia Sportswear Company	28,616
57,840	Comcast Corporation[b]	3,609,794
22,536	Core-Mark Holding Company, Inc.	1,432,613
2,796	Crocs, Inc.[a]	43,981
2,589	CSS Industries, Inc.	73,502
3,217	Culp, Inc.	97,314
17,186	Del Frisco’s Restaurant Group, Inc.[a]	274,117
5,047	Delphi Automotive plc	394,070
1,800	DeVry Education Group, Inc.	54,684
7,003	Discovery Communications, Inc., Class Aa	231,239
9,130	DISH Network Corporation[a]	589,889
2,100	Dollar General Corporation	168,777
7,532	Dollar Tree, Inc.[a]	587,722
3,895	Domino’s Pizza, Inc.	443,407
2,558	Dorman Products, Inc.[a]	135,011
2,359	Drew Industries, Inc.	138,379
3,209	Ethan Allen Interiors, Inc.	96,880
10,200	Finish Line, Inc.	280,398
24,400	Ford Motor Company	361,852
2,973	Fossil, Inc.[a]	204,394
3,784	Fred’s, Inc.	68,263
18,845	Gap, Inc.	687,466
41,308	G-III Apparel Group, Ltd.[a]	2,983,677
4,254	Harley-Davidson, Inc.	248,008
6,909	Harman International Industries, Inc.	743,823
4,052	Haverty Furniture Companies, Inc.	89,873
18,460	Home Depot, Inc.[b]	2,160,374
19,250	Houghton Mifflin Harcourt Company[a]	503,002
1,746	Interval Leisure Group, Inc.	37,225
1,100	Jack in the Box, Inc.	104,500
18,985	Jarden Corporation[a]	1,044,175
23,789	Kate Spade & Company[a]	478,635
13,977	Las Vegas Sands Corporation	783,271
2,100	La-Z-Boy, Inc.	53,340
600	Lear Corporation	62,442
508	Liberty Broadband Corporation[a]	27,193
6,850	Liberty Interactive Corporation[a]	198,992
1,881	Liberty Media Corporation[a]	70,914
6,944	Limited Brands, Inc.	560,520
4,011	Lithia Motors, Inc.	480,077
5,850	Lowe’s Companies, Inc.	405,756
18,100	Macy’s, Inc.	1,249,986
8,329	Marriott International, Inc.	604,769
950	Marriott Vacations Worldwide Corporation	79,420
16,792	MDC Partners, Inc.	296,043
3,316	Meritage Homes Corporation[a]	149,552
19,644	MGM Resorts International[a]	385,415

Shares	Common Stock (46.5%)	Value

Consumer Discretionary (7.1%) - continued
4,466	Modine Manufacturing Company[a]	$45,241
952	Mohawk Industries, Inc.[a]	191,914
1,800	Murphy USA, Inc.[a]	98,568
5,046	National CineMedia, Inc.	78,213
5,600	Nautilus, Inc.[a]	118,328
1,991	New Media Investment Group, Inc.	33,867
2,400	Newell Rubbermaid, Inc.	103,872
25,180	NIKE, Inc.	2,901,240
24,189	Nord Anglia Education, Inc.[a]	612,949
27,410	Nutrisystem, Inc.	823,670
2,300	Omnicom Group, Inc.	168,084
3,984	O’Reilly Automotive, Inc.[a]	957,395
26,883	Oxford Industries, Inc.	2,256,290
6,730	Papa John’s International, Inc.	508,519
22,160	Papa Murphy’s Holdings, Inc.[a]	427,688
1,920	Pier 1 Imports, Inc.	22,675
5,714	PVH Corporation	663,052
30,120	Quiksilver, Inc.[a]	13,813
4,943	Ralph Lauren Corporation	622,274
11,709	Red Robin Gourmet Burgers, Inc.[a]	1,073,130
3,908	Restoration Hardware Holdings, Inc.[a]	396,506
16,277	Ross Stores, Inc.	865,285
9,088	Scripps Networks Interactive, Inc.	568,727
152	Shiloh Industries, Inc.[a]	1,715
78,600	Sirius XM Holdings, Inc.[a]	311,256
4,947	Skechers USA, Inc.[a]	744,276
5,568	Sportsman’s Warehouse Holdings, Inc.[a]	65,090
51,700	Starbucks Corporation	2,994,981
7,945	Starwood Hotels & Resorts Worldwide, Inc.	631,310
5,024	Stein Mart, Inc.	51,195
1,873	Steven Madden, Ltd.[a]	78,067
15,300	Target Corporation	1,252,305
11,325	Tenneco, Inc.[a]	564,098
2,600	Tesla Motors, Inc.[a]	691,990
13,610	Time, Inc.	303,775
17,233	Toll Brothers, Inc.[a]	670,708
2,750	Tower International, Inc.[a]	71,857
4,811	Tractor Supply Company	445,114
52,600	Tuesday Morning Corporation[a]	493,388
1,819	Ulta Salon Cosmetics & Fragrance, Inc.[a]	302,009
5,408	Under Armour, Inc.[a]	537,177
6,974	Vail Resorts, Inc.	764,978
3,507	VF Corporation	270,355
2,393	Vista Outdoor, Inc.[a]	112,878
5,900	Wyndham Worldwide Corporation	486,868
16,000	Yum! Brands, Inc.	1,404,160
14,490	Zoe’s Kitchen, Inc.[a]	649,876

	Total	61,698,919

Consumer Staples (1.7%)
30,800	Altria Group, Inc.	1,674,904
1,950	Archer-Daniels-Midland Company	92,469
9,300	Avon Products, Inc.	52,731
1,966	Boston Beer Company, Inc.[a]	433,542
12,000	Campbell Soup Company	591,720
8,600	Casey’s General Stores, Inc.	879,049
30,000	Coca-Cola Company	1,232,400
1,250	Coca-Cola Enterprises, Inc.	63,850
9,929	ConAgra Foods, Inc.	437,472
4,270	CVS Health Corporation	480,247
2,464	Energizer Holdings, Inc.	235,829
800	Estee Lauder Companies, Inc.	71,288
1,900	Flowers Foods, Inc.	41,154

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
1

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Shares	Common Stock (46.5%)	Value

Consumer Staples (1.7%) - continued
12,317	Hain Celestial Group, Inc.[a]	$837,310
4,090	Ingredion, Inc.	360,738
4,570	Keurig Green Mountain, Inc.	342,933
1,130	Kimberly-Clark Corporation	129,916
2,922	Mead Johnson Nutrition Company	258,276
9,821	Molson Coors Brewing Company	698,666
2,973	Mondelez International, Inc.	134,171
5,249	Monster Beverage Corporation[a]	805,984
4,353	Philip Morris International, Inc.	372,312
1,950	Pilgrim’s Pride Corporation	42,198
1,831	Pinnacle Foods, Inc.	82,303
1,739	Post Holdings, Inc.[a]	93,453
682	PriceSmart, Inc.	66,093
8,800	Reynolds American, Inc.	754,952
4,052	SpartanNash Company	130,515
3,100	Sysco Corporation	112,561
5,110	TreeHouse Foods, Inc.[a]	418,816
12,835	Tyson Foods, Inc.	569,232
6,831	United Natural Foods, Inc.[a]	311,015
1,930	Vector Group, Ltd.	48,868
19,700	Wal-Mart Stores, Inc.	1,418,006
9,470	WhiteWave Foods Company[a]	488,841
9,369	Whole Foods Market, Inc.	341,032

	Total	15,104,846

Energy (5.7%)
7,580	Antero Resources Corporation[a]	208,526
10,464	Atwood Oceanics, Inc.	217,651
45,275	Baker Hughes, Inc.	2,632,741
564	Bristow Group, Inc.	25,408
2,300	C&J Energy Services, Inc.[a]	22,195
53,199	Cameron International Corporation[a]	2,684,422
58,326	Canadian Natural Resources, Ltd.	1,421,988
1,310	CARBO Ceramics, Inc.	43,033
12,658	Chevron Corporation[b]	1,119,980
820	Cimarex Energy Company	85,378
1,072	Clayton Williams Energy, Inc.[a]	43,180
232,979	Cobalt International Energy, Inc.[a]	1,796,268
2,310	Columbia Pipeline Group, Inc.	67,406
19,159	Concho Resources, Inc.[a]	2,041,583
4,520	Denbury Resources, Inc.	17,809
4,732	Devon Energy Corporation	233,855
4,375	Diamondback Energy, Inc.[a]	294,438
670	Dril-Quip, Inc.[a]	39,135
630	Energen Corporation	34,776
1,060	Ensco plc	17,575
45,756	EOG Resources, Inc.	3,531,906
7,400	EP Energy Corporation[a]	61,938
50,593	EQT Corporation	3,888,072
31,950	Exxon Mobil Corporation	2,530,759
3,200	FMC Technologies, Inc.[a]	104,832
4,700	Frank’s International NV	76,093
2,500	Green Plains, Inc.	56,125
1,450	Gulfmark Offshore, Inc.	13,659
680	Gulfport Energy Corporation[a]	22,277
17,600	Halliburton Company	735,504
2,740	Helix Energy Solutions Group, Inc.[a]	22,934
6,233	Helmerich & Payne, Inc.	359,893
5,142	HollyFrontier Corporation	248,153
7,300	Kinder Morgan, Inc.	252,872
24,830	Laredo Petroleum Holdings, Inc.[a]	212,793
72,704	Marathon Oil Corporation	1,527,511
64,808	Marathon Petroleum Corporation	3,543,053
970	National Oilwell Varco, Inc.	40,866
8,091	Newfield Exploration Companya	265,304
3,111	Noble Energy, Inc.	109,601

Shares	Common Stock (46.5%)	Value

Energy (5.7%) - continued
93,993	Oasis Petroleum, Inc.[a]	$905,153
1,175	Oceaneering International, Inc.	47,023
1,035	Oil States International, Inc.[a]	31,164
22,741	Patterson-UTI Energy, Inc.	374,885
1,164	PDC Energy, Inc.[a]	54,650
130,923	Petroleo Brasileiro SA ADR[a]	890,276
38,470	Rex Energy Corporation[a]	86,173
10,210	Rice Energy, Inc.[a]	184,291
84,891	Rowan Companies plc	1,462,672
18,697	Schlumberger, Ltd.	1,548,486
2,200	Seadrill, Ltd.	19,602
6,276	SemGroup Corporation	446,161
4,636	SM Energy Company	171,857
86,569	Southwestern Energy Company[a]	1,610,183
93,489	Suncor Energy, Inc. ADR	2,632,650
7,390	Superior Energy Services, Inc.	125,630
16,597	Teekay Tankers, Ltd.	119,000
4,373	Tesco Corporation	41,981
480	Tesoro Corporation	46,723
60,839	Total SA ADR	2,998,754
50,596	Trinidad Drilling, Ltd.	125,731
18,968	U.S. Silica Holdings, Inc.	427,159
339,795	Weatherford International, Ltd.[a]	3,629,011
4,260	Western Refining, Inc.	188,122
6,730	Whiting Petroleum Corporation[a]	137,898
1,390	World Fuel Services Corporation	56,503

	Total	49,013,230

Financials (6.7%)
937	Acadia Realty Trust	29,965
1,190	ACE, Ltd.	129,436
8,656	Affiliated Managers Group, Inc.a	1,799,582
6,480	Allied World Assurance Company Holdings AG	273,845
2,059	Allstate Corporation	141,968
9,180	American Assets Trust, Inc.	382,072
19,700	American Campus Communities, Inc.	735,204
1,000	American Equity Investment Life Holding Company	29,540
11,200	American International Group, Inc.	718,144
7,265	Argo Group International Holdings, Ltd.	409,601
5,905	Armada Hoffler Properties, Inc.	60,526
6,969	Arthur J. Gallagher & Company	330,540
4,000	Aspen Insurance Holdings, Ltd.	192,360
3,255	Associated Estates Realty Corporation	93,581
41,740	Assured Guaranty, Ltd.	1,020,960
21,080	Bank of America Corporation	376,910
14,400	Bank of New York Mellon Corporation	624,960
18,789	Bank of the Ozarks, Inc.	828,971
23,231	BBCN Bancorp, Inc.	356,596
12,850	Berkshire Hathaway, Inc.[a]	1,834,209
5,150	Blackstone Group, LP	202,138
4,600	Boston Private Financial Holdings, Inc.	57,868
21,489	Brixmor Property Group, Inc.	525,836
3,610	Camden Property Trust	287,464
3,600	Capital One Financial Corporation	292,680
4,600	Cathay General Bancorp	147,706
12,883	CBL & Associates Properties, Inc.	210,508
4,250	CBRE Group, Inc.[a]	161,373
13,457	Cedar Realty Trust, Inc.	90,162
9,500	Chambers Street Properties	70,490
4,250	Charles Schwab Corporation	148,240
30,080	Citigroup, Inc.	1,758,477

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
2

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Shares	Common Stock (46.5%)	Value

Financials (6.7%) - continued
17,183	Citizens Financial Group, Inc.	$447,961
800	City National Corporation	71,928
41,900	CNO Financial Group, Inc.	747,496
25,615	CoBiz Financial, Inc.	327,616
3,745	Columbia Banking System, Inc.	122,799
5,750	Comerica, Inc.	272,723
2,500	Commerce Bancshares, Inc.	117,725
11,884	Corporate Office Properties Trust	274,877
21,519	DDR Corporation	350,760
3,940	Digital Realty Trust, Inc.	253,224
4,900	Discover Financial Services	273,469
567	Douglas Emmett, Inc.	16,619
16,730	Duke Realty Corporation	337,444
6,679	East West Bancorp, Inc.	298,952
4,133	Employers Holdings, Inc.	99,192
17,510	Encore Capital Group, Inc.[a]	753,105
22,675	Essent Group, Ltd.[a]	663,697
17,668	Evercore Partners, Inc.	1,038,878
2,083	Everest Re Group, Ltd.	381,439
13,300	Excel Trust, Inc.	210,672
3,750	Extra Space Storage, Inc.	275,700
21,800	F.N.B. Corporation	300,622
3,325	FelCor Lodging Trust, Inc.	31,122
65,372	Fifth Third Bancorp	1,377,388
5,000	First Commonwealth Financial Corporation	46,000
7,786	First Horizon National Corporation	123,408
1,700	First Midwest Bancorp, Inc.	31,909
8,471	First Potomac Realty Trust	96,146
21,434	First Republic Bank	1,367,275
17,300	Franklin Resources, Inc.	788,015
24,647	Genworth Financial, Inc.[a]	172,775
5,744	Glacier Bancorp, Inc.	161,406
5,652	Green Bancorp, Inc.[a]	77,263
51,761	Hanmi Financial Corporation	1,310,071
5,315	Hatteras Financial Corporation	86,422
317	HCC Insurance Holdings, Inc.	24,460
7,300	Highwoods Properties, Inc.	309,009
7,092	Home BancShares, Inc.	282,403
5,089	Home Properties, Inc.	375,059
7,000	Hospitality Properties Trust	191,940
27,798	Host Hotels & Resorts, Inc.	538,725
148,421	Huntington Bancshares, Inc.	1,732,073
8,678	Intercontinental Exchange, Inc.	1,978,931
4,200	Invesco Mortgage Capital, Inc.	60,522
10,845	Invesco, Ltd.	418,617
20,531	J.P. Morgan Chase & Company	1,406,989
1,130	Janus Capital Group, Inc.	18,509
21,542	Kennedy-Wilson Holdings, Inc.	545,443
26,720	KeyCorp	396,525
1,088	Kilroy Realty Corporation	77,085
3,920	Kite Realty Group Trust	103,488
1,300	Lamar Advertising Company	78,065
4,036	LaSalle Hotel Properties	134,278
2,588	Lazard, Ltd.	143,401
6,800	Lexington Realty Trust	58,480
10,297	Lincoln National Corporation	579,927
3,370	M&T Bank Corporation	441,976
7,600	MBIA, Inc.[a]	45,220
7,560	MetLife, Inc.	421,394
4,828	Mid-America Apartment Communities, Inc.	387,882
20,970	Morgan Stanley	814,475
6,000	MSCI, Inc.	408,960
10,870	NASDAQ OMX Group, Inc.	554,696
3,224	National Interstate Corporation	81,438

Shares	Common Stock (46.5%)	Value

Financials (6.7%) - continued
23,772	Navient Corporation	$373,220
7,410	Northern Trust Corporation	566,791
7,500	Oritani Financial Corporation	117,825
29,772	PacWest Bancorp	1,378,146
14,330	Parkway Properties, Inc.	257,080
24,200	Pebblebrook Hotel Trust	984,940
865	Piper Jaffray Companies[a]	38,795
3,447	Potlatch Corporation	120,679
12,980	Primerica, Inc.	587,085
5,990	Principal Financial Group, Inc.	332,505
4,688	ProAssurance Corporation	226,384
4,600	Progressive Corporation	140,300
10,812	Prologis, Inc.	439,075
613	PS Business Parks, Inc.	47,195
5,388	Radian Group, Inc.	99,463
11,500	Ramco-Gershenson Properties Trust	194,810
16,665	Raymond James Financial, Inc.	983,235
6,986	Redwood Trust, Inc.	108,283
8,340	Renasant Corporation	268,131
4,800	Retail Properties of America, Inc.	69,888
10,174	RLJ Lodging Trust	303,490
4,113	Safeguard Scientifics, Inc.[a]	75,515
544	Safety Insurance Group, Inc.	31,547
5,407	Sandy Spring Bancorp, Inc.	147,827
142,238	SLM Corporation[a]	1,298,633
2,213	State Auto Financial Corporation	53,555
19,772	Summit Hotel Properties, Inc.	269,492
5,459	SVB Financial Group[a]	781,183
37,850	Synovus Financial Corporation	1,193,032
15,990	Talmer Bancorp, Inc.	260,637
11,191	TD Ameritrade Holding Corporation	411,045
20,850	Terreno Realty Corporation	437,225
5,686	Validus Holdings, Ltd.	263,546
6,537	Voya Financial, Inc.	306,912
3,891	W.R. Berkley Corporation	216,807
1,172	Waddell & Reed Financial, Inc.	52,635
3,064	Washington Real Estate Investment Trust	82,238
4,700	Webster Financial Corporation	181,702
11,550	Wells Fargo & Company	668,399
38,006	Western Alliance Bancorp[a]	1,285,743
3,370	Wintrust Financial Corporation	181,710
1,616	WSFS Financial Corporation	46,395
4,154	XL Group plc	157,935
47,000	Zions Bancorporation	1,465,930

	Total	57,744,943

Health Care (7.0%)
1,150	Abaxis, Inc.	57,569
44,060	Abbott Laboratories	2,233,401
6,430	ABIOMED, Inc.[a]	498,068
17,494	Acadia Healthcare Company, Inc.[a]	1,395,671
1,850	Acceleron Pharma, Inc.[a]	52,984
31,240	Acorda Therapeutics, Inc.[a]	1,073,406
10,778	Actavis, Inc.[a]	3,569,135
12,400	Aetna, Inc.	1,400,828
18,450	Affymetrix, Inc.[a]	202,212
36,873	Akorn, Inc.[a]	1,700,214
12,270	Alexion Pharmaceuticals, Inc.[a]	2,422,589
18,637	Align Technology, Inc.[a]	1,168,540
32,169	Allscripts Healthcare Solutions, Inc.[a]	465,164
5,180	AmerisourceBergen Corporation	547,785
3,950	Amgen, Inc.	697,530
38,128	AMN Healthcare Services, Inc.[a]	1,122,107
2,000	AmSurg Corporation[a]	143,480
2,535	Anacor Pharmaceuticals, Inc.[a]	378,196

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
3

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Shares	Common Stock (46.5%)	Value

Health Care (7.0%) - continued
873	Analogic Corporation	$70,320
322	Atrion Corporation	130,056
3,450	Baxalta, Inc.[a]	113,264
2,500	Baxter International, Inc.	100,200
7,655	BioMarin Pharmaceutical, Inc.[a]	1,119,697
3,056	C.R. Bard, Inc.	600,962
14,400	Cambrex Corporation[a]	709,200
1,200	Cardinal Health, Inc.	101,976
18,984	Cardiovascular Systems, Inc.[a]	566,483
17,232	Centene Corporation[a]	1,208,480
34,275	Cerner Corporation[a]	2,458,203
2,265	Cooper Companies, Inc.	400,905
9,049	Cyberonics, Inc.[a]	555,609
48,115	Depomed, Inc.[a]	1,515,622
2,020	Edwards Lifesciences Corporation[a]	307,363
6,763	Endo International plc[a]	592,033
743	Ensign Group, Inc.	37,982
15,270	Envision Healthcare Holdings, Inc.[a]	684,096
7,100	EXACT Sciences Corporation[a]	170,897
62,425	ExamWorks Group, Inc.[a]	2,189,869
1,750	Express Scripts Holding Company[a]	157,622
27,790	Gilead Sciences, Inc.	3,275,329
1,150	Greatbatch, Inc.[a]	62,709
3,094	Halyard Health, Inc.[a]	126,050
11,800	HCA Holdings, Inc.[a]	1,097,518
3,200	Hill-Rom Holdings, Inc.	179,296
15,380	Hologic, Inc.[a]	640,731
2,260	Illumina, Inc.[a]	495,618
21,972	Impax Laboratories, Inc.[a]	1,064,763
14,400	Inogen, Inc.[a]	640,224
40,179	Ironwood Pharmaceuticals, Inc.[a]	419,871
1,110	Laboratory Corporation of America Holdings[a]	141,292
2,600	Magellan Health Services, Inc.[a]	157,534
1,000	Medivation, Inc.[a]	105,330
2,696	Medtronic, Inc.	211,339
7,620	Merck & Company, Inc.	449,275
1,500	Mettler-Toledo International, Inc.[a]	506,400
900	Molina Healthcare, Inc.[a]	67,887
11,738	Mylan NVa	657,211
1,953	National Healthcare Corporation	123,430
14,517	Neurocrine Biosciences, Inc.[a]	727,592
31,902	NuVasive, Inc.[a]	1,754,929
1,300	PerkinElmer, Inc.	68,796
4,098	Perrigo Company plc	787,636
34,250	Pfizer, Inc.	1,235,055
4,350	PharMerica Corporation[a]	148,640
1,500	Providence Service Corporation[a]	70,590
1,724	Puma Biotechnology, Inc.[a]	156,194
6,000	Quest Diagnostics, Inc.	442,860
1,600	Quintiles Transnational Holdings, Inc.[a]	122,752
3,400	Roche Holding AG ADR	122,774
3,653	Select Medical Holdings Corporation	52,713
8,250	Spectrum Pharmaceuticals, Inc.[a]	57,049
2,400	St. Jude Medical, Inc.	177,168
25,574	Team Health Holdings, Inc.[a]	1,723,943
25,505	Teleflex, Inc.	3,417,415
550	Thermo Fisher Scientific, Inc.	76,741
4,075	Triple-S Management Corporation[a]	87,939
11,050	UnitedHealth Group, Inc.	1,341,470
9,064	Universal Health Services, Inc.	1,316,365
35,100	Veeva Systems, Inc.[a]	944,892
11,582	Vertex Pharmaceuticals, Inc.[a]	1,563,570
3,320	Waters Corporation[a]	443,187
1,080	Wellcare Health Plans, Inc.[a]	87,264

Shares	Common Stock (46.5%)	Value

Health Care (7.0%) - continued
6,421	West Pharmaceutical Services, Inc.	$384,425
3,653	Zimmer Biomet Holdings, Inc.	380,168

	Total	61,033,652

Industrials (5.8%)
6,052	A.O. Smith Corporation	434,655
2,100	AAR Corporation	56,595
5,300	ABM Industries, Inc.	174,688
17,390	ADT Corporation	600,477
4,274	Aegion Corporation[a]	84,497
276	Alaska Air Group, Inc.	20,907
9,300	Allison Transmission Holdings, Inc.	271,374
12,100	AMETEK, Inc.	641,905
7,239	Applied Industrial Technologies, Inc.	279,643
2,550	Argan, Inc.	99,144
4,598	Armstrong World Industries, Inc.[a]	268,983
2,114	Astec Industries, Inc.	83,101
5,284	B/E Aerospace, Inc.	257,384
5,024	Beacon Roofing Supply, Inc.[a]	175,840
7,450	Boeing Company	1,074,066
2,182	Brady Corporation	51,321
3,200	Brink’s Company	99,936
9,100	Caterpillar, Inc.	715,533
1,685	CIRCOR International, Inc.	80,594
24,230	CLARCOR, Inc.	1,457,919
4,549	Comfort Systems USA, Inc.	125,734
5,100	Con-way, Inc.	197,829
7,650	CSX Corporation	239,292
1,011	Cubic Corporation	44,858
10,110	Curtiss-Wright Corporation	681,111
59,820	Delta Air Lines, Inc.	2,652,419
2,523	Dover Corporation	161,649
3,600	Eaton Corporation	218,088
23,443	EMCOR Group, Inc.	1,121,279
3,385	ESCO Technologies, Inc.	128,867
2,770	Esterline Technologies Corporation[a]	245,588
12,500	Expeditors International of Washington, Inc.	585,875
2,905	Fastenal Company	121,603
7,350	Federal Signal Corporation	109,956
11,960	Flowserve Corporation	562,000
2,550	Fluor Corporation	119,212
17,986	Fortune Brands Home and Security, Inc.	858,831
2,413	Franklin Electric Company, Inc.	69,639
15,767	FTI Consulting, Inc.[a]	645,186
2,367	G & K Services, Inc.	155,181
6,615	Generac Holdings, Inc.[a]	231,988
1,204	Genesee & Wyoming, Inc.[a]	85,749
5,178	Gibraltar Industries, Inc.[a]	99,107
2,642	Graco, Inc.	188,877
25,914	Granite Construction, Inc.	881,594
11,549	H&E Equipment Services, Inc.	207,189
31,179	Healthcare Services Group, Inc.	1,088,459
9,714	Heico Corporation	532,619
21,372	Hertz Global Holdings, Inc.[a]	363,110
1,173	Hillenbrand, Inc.	33,266
15,754	HNI Corporation	781,241
2,089	Honeywell International, Inc.	219,449
1,853	Hub Group, Inc.[a]	78,067
4,110	Huntington Ingalls Industries, Inc.	482,555
30,008	Huron Consulting Group, Inc.[a]	2,294,712
23,460	Ingersoll-Rand plc	1,440,444
1,100	Insperity, Inc.	55,308
3,480	Jacobs Engineering Group, Inc.[a]	146,578
5,659	JB Hunt Transport Services, Inc.	476,035

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
4

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Shares	Common Stock (46.5%)	Value

Industrials (5.8%) - continued
2,213	Kaman Corporation	$87,347
9,200	KAR Auction Services, Inc.	358,156
4,825	Kforce, Inc.	112,760
4,945	Kirby Corporation[a]	358,067
31,750	Korn/Ferry International	1,062,990
2,842	Landstar System, Inc.	204,709
363	Luxfer Holdings plc ADR	4,726
9,395	Manpower, Inc.	850,060
1,892	Matson, Inc.	78,367
3,316	Matthews International Corporation	178,567
5,446	McGrath Rentcorp	138,111
4,450	Meritor, Inc.[a]	62,656
9,301	Middleby Corporation[a]	1,141,233
2,129	Mine Safety Appliances Company	109,963
4,100	Mistras Group, Inc.[a]	73,759
6,342	Navigant Consulting, Inc.[a]	99,696
6,823	Nielsen NV	330,643
1,402	Nordson Corporation	103,902
4,836	Old Dominion Freight Line, Inc.[a]	353,753
32,630	On Assignment, Inc.[a]	1,250,382
13,372	Oshkosh Corporation	488,613
4,420	Pentair, Ltd.	268,780
21,129	PGT, Inc.[a]	339,543
6,900	PowerSecure International, Inc.[a]	104,466
31,330	Progressive Waste Solutions, Ltd.	852,489
16,002	Proto Labs, Inc.[a]	1,206,071
16,820	Raven Industries, Inc.	326,813
651	RBC Bearings, Inc.[a]	44,105
10,100	Republic Services, Inc.	429,553
34,285	Ritchie Brothers Auctioneers, Inc.	926,381
8,070	Robert Half International, Inc.	444,092
2,687	Roper Industries, Inc.	449,454
2,600	Ryder System, Inc.	235,352
14,626	Saia, Inc.[a]	635,061
35,290	Southwest Airlines Company	1,277,498
1,650	Spirit Aerosystems Holdings, Inc.[a]	92,895
11,894	Spirit Airlines, Inc.[a]	711,499
7,748	Stericycle, Inc.[a]	1,092,236
1,539	Sun Hydraulics Corporation	54,511
20,988	Swift Transportation Company[a]	499,934
9,504	Tennant Company	568,434
11,112	Terex Corporation	246,242
7,886	Textron, Inc.	344,618
1,800	Toro Company	122,994
2,982	Triumph Group, Inc.	160,581
7,579	Tyco International plc	287,926
19,270	Union Pacific Corporation	1,880,559
7,477	United Continental Holdings, Inc.[a]	421,628
4,501	United Rentals, Inc.[a]	301,522
1,869	Universal Forest Products, Inc.	118,681
2,796	Universal Truckload Services, Inc.	59,079
6,005	UTI Worldwide, Inc.[a]	50,442
2,200	Verisk Analytics, Inc.[a]	171,842
3,320	WABCO Holdings, Inc.[a]	409,920
16,647	WageWorks, Inc.[a]	831,518
10,025	Waste Connections, Inc.	502,553
4,113	Watsco, Inc.	527,451
7,600	Wesco Aircraft Holdings, Inc.[a]	109,364
4,400	West Corporation	126,940
1,216	Woodward, Inc.	60,022
1,279	YRC Worldwide, Inc.[a]	24,685

	Total	50,425,300

Information Technology (9.8%)
19,009	A10 Networks, Inc.[a]	123,749
3,010	Advanced Energy Industries, Inc.[a]	78,832

Shares	Common Stock (46.5%)	Value

Information Technology (9.8%) - continued
10,279	Agilent Technologies, Inc.	$420,925
2,422	Akamai Technologies, Inc.[a]	185,792
19,460	Alibaba Group Holding, Ltd. ADR[a]	1,524,496
3,270	Alliance Data Systems Corporation[a]	899,381
6,788	Ambarella, Inc.[a]	786,526
16,131	Amphenol Corporation	909,950
1,200	Analog Devices, Inc.	69,996
5,743	ANSYS, Inc.[a]	540,703
39,409	Apple, Inc.	4,780,312
34,354	Applied Materials, Inc.	596,385
53,786	Applied Micro Circuits Corporation[a]	334,011
9,850	Applied Optoelectronics, Inc.[a]	191,582
11,750	Arista Networks, Inc.[a]	992,523
32,785	ARM Holdings plc ADR	1,542,206
16,495	Aspen Technology, Inc.[a]	732,048
81,307	Atmel Corporation	673,222
3,250	AVG Technologies NVa	93,405
4,100	AVX Corporation	55,227
827	Badger Meter, Inc.	48,644
2,305	Belden, Inc.	136,525
18,180	Broadridge Financial Solutions, Inc.	986,629
76,945	Brocade Communications Systems, Inc.	789,456
7,376	Brooks Automation, Inc.	77,817
2,880	Cabot Microelectronics Corporation[a]	130,579
3,900	Cadence Design Systems, Inc.[a]	81,783
14,885	Cardtronics, Inc.[a]	551,787
8,987	Cavium, Inc.[a]	609,319
13,227	Ciena Corporation[a]	336,627
64,130	Cisco Systems, Inc.	1,822,575
2,968	Citrix Systems, Inc.[a]	224,410
19,174	Cognex Corporation	868,007
4,300	Cognizant Technology Solutions Corporation[a]	271,330
5,639	Coherent, Inc.[a]	326,780
2,800	Comtech Telecommunications Corporation	80,668
12,139	Constant Contact, Inc.[a]	313,672
7,027	Cornerstone OnDemand, Inc.[a]	253,394
45,150	Corning, Inc.	843,402
4,576	Criteo SA ADR[a]	243,580
15,739	Demandware, Inc.[a]	1,189,239
7,112	DST Systems, Inc.	776,275
30,874	eBay, Inc.[a]	868,177
5,767	Electro Rent Corporation	57,958
71,960	EMC Corporation	1,935,004
2,887	Entegris, Inc.[a]	42,771
17,310	Envestnet, Inc.[a]	783,970
2,577	F5 Networks, Inc.[a]	345,679
4,258	Fabrinet[a]	79,028
55,810	Facebook, Inc.[a]	5,246,698
19,538	FARO Technologies, Inc.[a]	857,523
11,650	FEI Company	1,001,550
3,952	Fidelity National Information Services, Inc.	258,579
2,000	FleetCor Technologies, Inc.[a]	309,640
21,787	Fortinet, Inc.[a]	1,040,111
6,608	Gartner, Inc.[a]	585,271
3,480	Google, Inc., Class Aa	2,288,100
3,721	Google, Inc., Class Ca	2,327,895
36,768	Guidewire Software, Inc.[a]	2,171,150
28,827	HomeAway, Inc.[a]	865,963
6,652	IAC/InterActiveCorporation	513,934
5,828	Imperva, Inc.[a]	382,900
2,045	Intersil Corporation	22,761
7,177	Ixia[a]	94,736

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
5

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Shares	Common Stock (46.5%)	Value

Information Technology (9.8%) - continued
14,628	JDS Uniphase Corporation[a]	$162,225
15,581	Juniper Networks, Inc.	442,812
5,124	Keysight Technologies, Inc.[a]	156,487
8,680	LinkedIn Corporation[a]	1,764,297
1,072	Littelfuse, Inc.	98,624
7,604	Manhattan Associates, Inc.[a]	492,891
10,040	MasterCard, Inc.	977,896
10,286	Maxim Integrated Products, Inc.	350,135
24,457	MaxLinear, Inc.[a]	266,092
1,700	Methode Electronics, Inc.	45,611
6,334	Microchip Technology, Inc.	271,349
14,920	Microsemi Corporation[a]	491,465
32,150	Microsoft Corporation	1,501,405
19,607	Monolithic Power Systems, Inc.	1,013,878
23,490	National Instruments Corporation	680,270
28,179	NetApp, Inc.	877,776
5,138	Newport Corporation[a]	81,386
4,612	Nice Systems, Ltd. ADR	297,751
72,698	NVIDIA Corporation	1,450,325
8,587	NXP Semiconductors NVa	832,853
6,850	Oracle Corporation	273,589
2,033	Palo Alto Networks, Inc.[a]	377,792
10,348	Pandora Media, Inc.[a]	181,297
32,744	PayPal Holdings, Inc.[a]	1,267,193
9,465	Plantronics, Inc.	549,727
4,850	Polycom, Inc.[a]	55,193
13,679	Progress Software Corporation[a]	405,993
22,563	Proofpoint, Inc.[a]	1,459,826
19,914	QLIK Technologies, Inc.[a]	805,720
10,650	QUALCOMM, Inc.[b]	685,753
8,120	Red Hat, Inc.[a]	642,130
33,860	Salesforce.com, Inc.[a]	2,481,938
2,016	Samsung Electronics Company, Ltd. GDR	1,022,112
7,499	ServiceNow, Inc.[a]	603,669
4,654	Skyworks Solutions, Inc.	445,248
8,079	Sonus Networks, Inc.[a]	65,198
7,700	Symantec Corporation	175,098
1,118	SYNNEX Corporation	84,554
5,153	Synopsys, Inc.[a]	261,979
3,900	Teradata Corporation[a]	144,729
24,052	Teradyne, Inc.	463,242
4,100	Texas Instruments, Inc.	204,918
10,134	Textura Corporation[a]	293,886
1,800	Total System Services, Inc.	83,196
3,880	Tyler Technologies, Inc.[a]	541,415
6,365	Ultimate Software Group, Inc.[a]	1,172,497
6,500	Vantiv, Inc.[a]	286,000
16,180	Veeco Instruments, Inc.[a]	418,738
55,801	Virtusa Corporation[a]	2,675,100
52,840	Visa, Inc.	3,980,966
4,348	VMware, Inc.[a]	387,537
2,400	WebMD Health Corporation[a]	104,592
4,951	Western Digital Corporation	426,083
54,250	Xerox Corporation	597,835
6,567	Xilinx, Inc.	274,172

	Total	84,727,610

Materials (1.8%)
5,033	Agnico Eagle Mines, Ltd.	111,380
4,491	Airgas, Inc.	458,172
1,100	Albemarle Corporation	59,620
31,217	Alcoa, Inc.	308,112
2,673	American Vanguard Corporation	34,268
2,474	AptarGroup, Inc.	167,712
3,569	Avery Dennison Corporation	217,174

Shares	Common Stock (46.5%)	Value

Materials (1.8%) - continued
8,112	Axalta Coating Systems, Ltd.[a]	$258,043
4,730	Balchem Corporation	268,049
4,962	Ball Corporation	336,622
30,463	Barrick Gold Corporation	215,069
8,500	Berry Plastics Group, Inc.[a]	276,760
2,681	Carpenter Technology Corporation	100,645
9,265	Celanese Corporation	610,749
5,895	CF Industries Holdings, Inc.	348,984
36,391	Chemtura Corporation[a]	998,205
2,053	Clearwater Paper Corporation[a]	120,819
800	Compass Minerals International, Inc.	64,000
11,374	Crown Holdings, Inc.[a]	585,875
2,900	Dow Chemical Company	136,474
6,017	Eagle Materials, Inc.	464,151
3,900	Eastman Chemical Company	305,760
17,510	Eldorado Gold Corporation	60,234
8,580	FMC Corporation	416,473
3,910	Franco-Nevada Corporation	158,511
26,017	Freeport-McMoRan, Inc.	305,700
21,157	Goldcorp, Inc.	280,965
43,812	Graphic Packaging Holding Company	661,561
33,170	Horsehead Holding Corporation[a]	274,648
4,886	Innospec, Inc.	211,319
15,178	International Paper Company	726,571
28,771	Kinross Gold Corporation[a]	52,363
2,275	Martin Marietta Materials, Inc.	356,765
1,991	Minerals Technologies, Inc.	128,917
5,384	Myers Industries, Inc.	81,460
12,868	Newmont Mining Corporation	220,944
2,800	Nucor Corporation	123,592
18,077	Owens-Illinois, Inc.[a]	385,944
9,030	Packaging Corporation of America	639,234
33,340	PolyOne Corporation	1,142,562
8,995	Rock-Tenn Company[a]	567,225
1,863	Royal Gold, Inc.	93,932
3,300	RPM International, Inc.	154,671
617	Ryerson Holding Corporation[a]	4,177
6,612	Sealed Air Corporation	351,560
1,150	Silgan Holdings, Inc.	61,490
10,145	Silver Wheaton Corporation	132,697
2,450	Southern Copper Corporation	68,257
35,051	Steel Dynamics, Inc.	702,072
3,232	Stillwater Mining Company[a]	30,769
17,595	Teck Resources, Ltd.	129,147
3,270	Vulcan Materials Company	297,635
9,689	Wausau Paper Corporation	85,651
4,300	Westlake Chemical Corporation	268,621
23,276	Yamana Gold, Inc.	45,621

	Total	15,667,931

Telecommunications Services (0.1%)
3,039	Level 3 Communications, Inc.[a]	153,469
5,929	SBA Communications Corporation[a]	715,749
4,744	Verizon Communications, Inc.	221,972
16,600	Vonage Holdings Corporation[a]	106,074

	Total	1,197,264

Utilities (0.8%)
2,700	AGL Resources, Inc.	129,816
2,300	Atmos Energy Corporation	127,190
1,402	Black Hills Corporation	58,407
2,979	Cleco Corporation	162,147
3,000	DTE Energy Company	241,380
8,630	Dynegy, Inc.[a]	224,812
5,800	Edison International, Inc.	348,058
3,002	El Paso Electric Company	109,363

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
6

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Shares	Common Stock (46.5%)	Value

Utilities (0.8%) - continued
4,200	Entergy Corporation	$298,284
13,257	FirstEnergy Corporation	450,208
6,020	Laclede Group, Inc.	325,742
2,310	NiSource, Inc.	40,333
7,320	NorthWestern Corporation	394,109
12,009	NRG Energy, Inc.	269,602
11,406	PG&E Corporation	598,929
3,424	PNM Resources, Inc.	90,325
7,200	Portland General Electric Company	259,272
9,570	Public Service Enterprise Group, Inc.	398,782
4,730	SCANA Corporation	259,204
5,489	Sempra Energy	558,670
13,150	Southern Company	588,199
2,649	Southwest Gas Corporation	149,245
3,600	Westar Energy, Inc.	135,540
12,700	Wisconsin Energy Corporation	622,300

	Total	6,839,917

	Total Common Stock (cost $361,460,934)	403,453,612

Shares	Mutual Funds (41.7%)	Value

Affiliated Equity Mutual Funds (37.8%)
1,118,928	Thrivent Small Cap Stock Fund	24,985,666
2,066,230	Thrivent Mid Cap Stock Fund	48,783,701
10,803,541	Thrivent Partner Worldwide Allocation Fund	109,439,867
6,577,751	Thrivent Large Cap Growth Fund	64,067,293
2,468,416	Thrivent Large Cap Value Fund	50,898,745
1,082,530	Thrivent Large Cap Stock Fund	29,325,750

	Total	327,501,022

Affiliated Fixed Income Mutual Funds (2.3%)
1,078,728	Thrivent High Yield Fund	5,253,403
406,683	Thrivent Income Fund	3,684,546
444,925	Thrivent Opportunity Income Plus Fund	4,533,789
514,330	Thrivent Limited Maturity Bond Fund	6,382,834

	Total	19,854,572

Equity Mutual Funds (1.6%)
14,280	Market Vectors Oil Service ETF	446,678
8,150	Materials Select Sector SPDR Fund	374,493
8,748	iShares North American Natural Resources ETF	288,771
6,000	iShares Russell 2000 Index Fund	737,760
28,113	iShares Russell 2000 Growth Index Fund	4,356,109
28,505	SPDR S&P 500 ETF Trust	6,000,303
52,100	SPDR Euro Stoxx 50 ETF	2,010,018

	Total	14,214,132

	Total Mutual Funds (cost $280,462,674)	361,569,726

Principal Amount	Long-Term Fixed Income (2.4%)	Value

Asset-Backed Securities (0.1%)
	Renaissance Home Equity Loan Trust
$650,000	6.011%, 5/25/2036[c]	457,437

	Total	457,437

Collateralized Mortgage Obligations (<0.1%)
	MASTR Alternative Loans Trust
51,794	0.641%, 12/25/2035[d]	27,100

Principal Amount	Long-Term Fixed Income (2.4%)	Value

Collateralized Mortgage Obligations (<0.1%) - continued
	Residential Asset Securitization Trust
$71,803	0.571%, 8/25/2037[d]	$24,701
	Sequoia Mortgage Trust
129,969	2.779%, 9/20/2046	103,891
	WaMu Mortgage Pass Through Certificates
63,710	2.246%, 9/25/2036	57,339
92,234	2.281%, 10/25/2036	82,303

	Total	295,334

Mortgage-Backed Securities (1.2%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
750,000	3.000%, 8/1/2030[e]	777,475
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
750,000	4.000%, 8/1/2045[e]	796,289
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
950,000	3.500%, 8/1/2030[e]	1,001,953
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
3,200,000	3.500%, 9/1/2044[e]	3,314,500
1,450,000	3.500%, 8/1/2045[e]	1,504,624
1,325,000	4.000%, 9/1/2045[e]	1,406,312
1,225,000	4.500%, 9/1/2045[e]	1,326,780

	Total	10,127,933

U.S. Government and Agencies (1.1%)
	U.S. Treasury Notes
75,000	0.625%, 10/15/2016	75,176
600,000	0.875%, 11/15/2017	601,453
575,000	1.500%, 10/31/2019	577,426
200,000	1.875%, 6/30/2020	203,062
250,000	2.125%, 9/30/2021	254,355
3,000,000	2.250%, 11/15/2024	3,014,766
2,550,000	3.625%, 2/15/2044	2,901,421
	U.S. Treasury Notes, TIPS
2,057,160	0.125%, 4/15/2018	2,070,982

	Total	9,698,641

	Total Long-Term Fixed Income (cost $20,329,459)	20,579,345

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
7

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Shares or Principal Amount	Short-Term Investments (9.0%)[f]	Value

	Federal Home Loan Bank Discount Notes
7,000,000	0.074%, 8/5/2015	$6,999,943
2,000,000	0.050%, 8/7/2015	1,999,983
18,500,000	0.095%, 8/12/2015[b]	18,499,463
5,000,000	0.090%, 8/14/2015[b]	4,999,838
5,000,000	0.070%, 8/19/2015	4,999,825
4,000,000	0.055%, 8/24/2015	3,999,859
692,000	0.081%, 9/2/2015	691,950
7,715,000	0.065%, 9/4/2015	7,714,526
4,000,000	0.070%, 9/9/2015[b]	3,999,697
3,000,000	0.075%, 9/11/2015[b]	2,999,744
3,000,000	0.060%, 9/15/2015	2,999,775
10,000,000	0.065%, 9/16/2015	9,999,170
5,000,000	0.080%, 10/9/2015	4,999,233
	Federal National Mortgage Association Discount Notes
3,000,000	0.130%, 8/12/2015[b]	2,999,881

	Total Short-Term Investments (at amortized cost)	77,902,887

	Total Investments (cost $740,155,954) 99.6%	$863,505,570

	Other Assets and Liabilities, Net 0.4%	3,199,735

	Total Net Assets 100.0%	$866,705,305

a	Non-income producing security.
b	At July 31, 2015, $19,306,805 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
c	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of July 31, 2015.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of July 31, 2015.
e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$139,868,813
Gross unrealized depreciation	(16,519,197)

Net unrealized appreciation (depreciation)	$123,349,616
Cost for federal income tax purposes	$740,155,954

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
8

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2015, in valuing Aggressive Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	61,698,919	61,698,919	–	–
Consumer Staples	15,104,846	15,104,846	–	–
Energy	49,013,230	48,887,499	125,731	–
Financials	57,744,943	57,744,943	–	–
Health Care	61,033,652	61,033,652	–	–
Industrials	50,425,300	50,425,300	–	–
Information Technology	84,727,610	84,727,610	–	–
Materials	15,667,931	15,667,931	–	–
Telecommunications Services	1,197,264	1,197,264	–	–
Utilities	6,839,917	6,839,917	–	–
Mutual Funds
Affiliated Equity Mutual Funds	327,501,022	327,501,022	–	–
Equity Mutual Funds	14,214,132	14,214,132	–	–
Affiliated Fixed Income Mutual Funds	19,854,572	19,854,572	–	–
Long-Term Fixed Income
Asset-Backed Securities	457,437	–	457,437	–
Collateralized Mortgage Obligations	295,334	–	295,334	–
Mortgage-Backed Securities	10,127,933	–	10,127,933	–
U.S. Government and Agencies	9,698,641	–	9,698,641	–
Short-Term Investments	77,902,887	–	77,902,887	–

Total	$863,505,570	$764,897,607	$98,607,963	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	4,830,677	4,830,677	–	–

Total Asset Derivatives	$4,830,677	$4,830,677	$–	$–

Liability Derivatives
Futures Contracts	336,904	336,904	–	–

Total Liability Derivatives	$336,904	$336,904	$–	$–

There were no significant transfers between Levels during the period ended July 31, 2015. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(22)	September 2015	($4,809,682)	($4,819,375)	($9,693)
5-Yr. U.S. Treasury Bond Futures	37	September 2015	4,429,419	4,434,218	4,799
10-Yr. U.S. Treasury Bond Futures	(10)	September 2015	(1,275,516)	(1,274,375)	1,141
30-Yr. U.S. Treasury Bond Futures	(15)	September 2015	(2,292,610)	(2,339,063)	(46,453)
Eurex EURO STOXX 50 Futures	1,370	September 2015	52,385,330	54,180,706	1,795,376
Mini MSCI EAFE Index Futures	212	September 2015	20,072,005	19,843,200	(228,805)
Russell 2000 Index Mini-Futures	(402)	September 2015	(50,450,694)	(49,655,039)	795,655
S&P 400 Index Mini-Futures	(727)	September 2015	(111,226,864)	(108,999,110)	2,227,754
S&P 500 Index Futures	290	September 2015	152,185,954	152,134,001	(51,953)
Ultra Long Term U.S. Treasury Bond Futures	13	September 2015	2,067,954	2,073,906	5,952
Total Futures Contracts					$4,493,773

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
9

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Aggressive Allocation Fund, is as follows:

Fund	Value October 31, 2014	Gross Purchases	Gross Sales	Shares Held at July 31, 2015	Value July 31, 2015	Income Earned November 1, 2014 - July 31, 2015
Opportunity Income Plus	$4,486,611	$130,839	$–	444,925	$4,533,789	$130,841
Natural Resources	14,343,455	95,307	11,381,038	–	–	95,307
Partner Small Cap Value	15,577,160	2,340,476	15,948,975	–	–	141,052
Small Cap Stock	23,179,304	2,215,788	–	1,118,928	24,985,666	–
Mid Cap Growth	38,886,157	3,469,597	43,735,750	–	–	–
Partner Mid Cap Value	28,362,791	3,657,426	28,854,332	–	–	150,037
Mid Cap Stock	47,045,471	5,132,350	–	2,066,230	48,783,701	270,789
Partner Worldwide Allocation	106,567,566	2,532,745	–	10,803,541	109,439,867	2,532,745
Large Cap Growth	58,021,094	895,147	–	6,577,751	64,067,293	1,907
Large Cap Value	48,957,264	2,323,314	–	2,468,416	50,898,745	664,699
Large Cap Stock	27,386,779	2,646,965	–	1,082,530	29,325,750	369,792
High Yield	4,522,539	1,523,794	616,801	1,078,728	5,253,403	206,838
Income	3,660,180	117,246	–	406,683	3,684,546	100,596
Limited Maturity Bond	5,800,776	1,061,275	462,600	514,330	6,382,834	73,593
Cash Management Trust- Collateral Investment	–	732,795	732,795	–	–	1,372
Total Value and Income Earned	426,797,147				347,355,594	4,739,568

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
10

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Principal Amount	Bank Loans (2.1%)[a]	Value

Basic Materials (0.2%)
	Axalta Coating Systems US Holdings, Inc., Term Loan
$355,878	3.750%, 2/1/2020	$355,305
	Fortescue Metals Group, Ltd., Term Loan
2,018,301	3.750%, 6/30/2019	1,649,961
	Ineos US Finance, LLC, Term Loan
616,762	3.750%, 12/15/2020	614,320
	NewPage Corporation, Term Loan
587,575	9.500%, 2/11/2021	410,715
	Tronox Pigments BV, Term Loan
304,466	4.250%, 3/19/2020[b,c]	290,917
	Wausau Paper Corporation, Term Loan
518,503	6.500%, 7/30/2020	517,207

	Total	3,838,425

Capital Goods (0.1%)
	ADS Waste Holdings, Inc., Term Loan
661,250	3.750%, 10/9/2019	658,109
	Berry Plastics Group, Inc., Term Loan
806,438	3.500%, 2/8/2020	804,172
	Silver II Borrower, Term Loan
201,382	4.000%, 12/13/2019	192,487

	Total	1,654,768

Communications Services (0.7%)
	Atlantic Broadband Penn, LLC, Term Loan
259,435	3.250%, 11/30/2019	258,950
	Birch Communication, Inc., Term Loan
510,052	7.750%, 7/17/2020	510,052
	Cable & Wireless Communications plc, Term Loan
94,957	5.500%, 4/28/2017	94,779
	Cengage Learning Acquisitions, Term Loan
1,260,198	7.000%, 3/31/2020	1,263,348
	Charter Communications Operating, LLC, Term Loan
107,800	3.000%, 7/1/2020	107,381
	Clear Channel Communications, Inc., Term Loan
208,001	7.690%, 7/30/2019	192,809
	Fairpoint Communications, Term Loan
537,625	7.500%, 2/14/2019	542,835
	Grande Communications Networks, LLC, Term Loan
323,405	4.500%, 5/29/2020	322,193
	Hargray Communications Group, Inc., Term Loan
617,603	5.250%, 6/26/2019	620,950
	iHeartCommunications, Inc., Term Loan
646,736	6.940%, 1/30/2019	593,464
	IMG Worldwide, Inc., Term Loan
299,244	5.250%, 5/6/2021	299,152
250,000	8.250%, 5/6/2022[b,c]	242,917
	Integra Telecom Holdings, Inc., Term Loan
92,618	9.750%, 2/21/2020	92,001
317,704	5.250%, 8/14/2020	318,895

Principal Amount	Bank Loans (2.1%)[a]	Value

Communications Services (0.7%) - continued
	Intelsat Jackson Holdings SA, Term Loan
$718,469	3.750%, 6/30/2019	$709,790
	Level 3 Communications, Inc., Term Loan
715,000	4.000%, 1/15/2020	716,566
	Level 3 Financing, Inc., Term Loan
240,000	3.500%, 5/31/2022	239,251
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
440,000	4.500%, 1/7/2022	433,400
295,000	4.500%, 1/7/2022	288,855
	LTS Buyer, LLC, Term Loan
240,100	4.000%, 4/13/2020	238,751
17,078	8.000%, 4/12/2021	16,954
	Mediacom Broadband, LLC, Term Loan
286,887	4.000%, 1/20/2020	286,618
	NEP Broadcasting, LLC, Term Loan
31,429	10.000%, 7/22/2020	31,271
	NEP/NCP Holdco, Inc., Term Loan
806,561	4.250%, 1/22/2020	802,028
	NTelos, Inc., Term Loan
160,462	5.750%, 11/9/2019	143,614
	SBA Senior Finance II, LLC, Term Loan
460,000	3.250%, 6/10/2022	456,743
	Syniverse Holdings, Inc., Term Loan
426,589	4.000%, 4/23/2019	404,727
	TNS, Inc., Term Loan
285,505	5.000%, 2/14/2020	285,416
	Univision Communications, Inc., Term Loan
759,234	4.000%, 3/1/2020	758,444
	Virgin Media Investment Holdings, Ltd., Term Loan
454,492	3.500%, 6/30/2023	452,787
	WideOpenWest Finance, LLC, Term Loan
713,611	4.500%, 4/1/2019	713,162
	XO Communications, LLC, Term Loan
138,250	4.250%, 3/20/2021	138,048
	Yankee Cable Acquisition, LLC, Term Loan
409,639	4.250%, 3/1/2020	409,766
	Zayo Group, LLC, Term Loan
644,288	3.750%, 7/2/2019	642,677

	Total	13,628,594

Consumer Cyclical (0.3%)
	Amaya Gaming Group, Inc., Term Loan
735,575	5.000%, 8/1/2021[b,c]	733,854
	Burlington Coat Factory Warehouse Corporation, Term Loan
388,862	4.250%, 8/13/2021	389,593
	Ceridian HCM Holding, Inc., Term Loan
231,502	4.500%, 9/15/2020	230,171
	Chrysler Group, LLC, Term Loan
356,641	3.500%, 5/24/2017	356,395
	Golden Nugget, Inc., Delayed Draw
63,690	5.500%, 11/21/2019	64,227
	Golden Nugget, Inc., Term Loan
148,610	5.500%, 11/21/2019	149,863

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
11

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Principal Amount	Bank Loans (2.1%)[a]	Value

Consumer Cyclical (0.3%) - continued
	Hilton Worldwide Finance, LLC, Term Loan
$288,333	3.500%, 10/26/2020	$288,616
	J.C. Penney Corporation, Inc., Term Loan
156,800	6.000%, 5/22/2018	156,604
	Las Vegas Sands, LLC, Term Loan
960,375	3.250%, 12/19/2020	958,195
	Marina District Finance Company, Inc., Term Loan
575,834	6.500%, 8/15/2018	581,880
	MGM Resorts International, Term Loan
341,250	3.500%, 12/20/2019	339,714
	Mohegan Tribal Gaming Authority, Term Loan
185,000	5.500%, 6/15/2018[b,c]	184,075
886,500	5.500%, 11/19/2019	881,119
	Rite Aid Corporation, Term Loan
165,000	5.750%, 8/21/2020	166,444
	ROC Finance, LLC, Term Loan
594,412	5.000%, 6/20/2019	579,552
	Scientific Games International, Inc., Term Loan
167,870	6.000%, 10/18/2020	168,499
169,850	6.000%, 10/1/2021[b,c]	170,439
	Seminole Indian Tribe of Florida, Term Loan
172,713	3.000%, 4/29/2020	172,602

	Total	6,571,842

Consumer Non-Cyclical (0.3%)
	Albertsons, Inc., Term Loan
771,534	5.375%, 3/21/2019	773,996
	Catalina Marketing Corporation, Term Loan
133,650	4.500%, 4/9/2021	113,937
	CHS/Community Health Systems, Inc., Term Loan
98,340	3.534%, 12/31/2018	98,530
92,290	3.750%, 1/27/2021	92,382
169,811	4.000%, 1/27/2021	170,447
	Endo Luxembourg Finance I Co Sarl, Term Loan
460,000	Zero Coupon, 6/24/2022[b,c]	461,789
	JBS USA, LLC, Term Loan
362,970	3.750%, 5/25/2018	362,516
	McGraw-Hill Global Education Holdings, LLC, Term Loan
587,058	4.750%, 3/22/2019[b,c]	589,078
	Ortho-Clinical Diagnostics, Inc., Term Loan
837,111	4.750%, 6/30/2021[b,c]	830,573
	Roundy’s Supermarkets, Inc., Term Loan
740,476	5.750%, 3/3/2021	688,643
	Supervalu, Inc., Term Loan
495,681	4.500%, 3/21/2019	497,292
	Visant Corporation, Term Loan
829,870	7.000%, 9/23/2021	802,642

	Total	5,481,825

Principal Amount	Bank Loans (2.1%)[a]	Value

Energy (0.1%)
	Altice US Finance I Corporation, Term Loan
$250,078	3.500%, 12/14/2022	$248,673
	Arch Coal, Inc., Term Loan
863,789	6.250%, 5/16/2018	489,241
	Energy Solutions, LLC, Term Loan
154,746	6.750%, 5/29/2020	155,133
	Expro Holdings UK 2, Ltd., Term Loan
297,750	5.750%, 9/2/2021	259,787
	Fieldwood Energy, LLC, Term Loan
46,798	8.375%, 9/30/2020	25,359
	Houston Fuel Oil Terminal, LLC, Term Loan
516,100	4.250%, 8/19/2021	498,037
	McJunkin Red Man Corporation, Term Loan
176,872	5.000%, 11/8/2019	173,776
	Offshore Group Investment, Ltd., Term Loan
449,650	5.750%, 3/28/2019	225,810
	Pacific Drilling SA, Term Loan
210,700	4.500%, 6/3/2018	168,033
	Targa Resources Partners, LP, Term Loan
46,511	5.750%, 2/27/2022	46,890

	Total	2,290,739

Financials (0.1%)
	DJO Finance, LLC, Term Loan
255,000	4.250%, 6/7/2020	255,191
	GEO Group, Inc., Term Loan
106,547	3.250%, 4/3/2020	106,370
	Harland Clarke Holdings Corporation, Term Loan
67,375	6.000%, 8/4/2019	67,471
	MoneyGram International, Inc., Term Loan
430,100	4.250%, 3/27/2020	407,163
	WaveDivision Holdings, LLC, Term Loan
663,000	4.000%, 10/15/2019	662,171

	Total	1,498,366

Technology (0.1%)
	First Data Corporation, Term Loan
720,000	3.687%, 3/23/2018	717,754
295,000	3.687%, 9/24/2018	294,103
	Freescale Semiconductor, Inc., Term Loan
391,045	4.250%, 2/28/2020	391,631
253,485	5.000%, 1/15/2021	254,474
	Infor US, Inc., Term Loan
450,557	3.750%, 6/3/2020	447,083
	Merrill Communications, LLC, Term Loan
432,500	6.250%, 6/1/2022	431,419
	SS&C European Holdings SARL, Term Loan
195,875	4.000%, 7/8/2022[b,c]	197,261
32,287	4.000%, 7/8/2022[b,c]	32,516

	Total	2,766,241

Transportation (0.1%)
	American Airlines, Inc., Term Loan
451,950	3.250%, 6/27/2020	449,220

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
12

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Principal Amount	Bank Loans (2.1%)[a]	Value

Transportation (0.1%) - continued
	Delta Air Lines, Inc., Term Loan
$568,417	3.250%, 4/20/2017	$567,786
	OSG Bulk Ships, Inc., Term Loan
366,300	5.250%, 8/5/2019	365,615
	United Airlines, Inc., Term Loan
263,925	3.250%, 4/1/2019	263,313
89,325	3.500%, 9/15/2021	89,370

	Total	1,735,304

Utilities (0.1%)
	Calpine Corporation, Term Loan
568,913	4.000%, 10/9/2019	569,726
70,000	4.000%, 10/31/2020[b,c]	70,122
83,053	3.500%, 5/27/2022	82,823
	Intergen NV, Term Loan
205,800	5.500%, 6/15/2020	196,796

	Total	919,467

	Total Bank Loans (cost $41,770,050)	40,385,571

Shares	Mutual Funds (48.3%)	Value

Affiliated Equity Mutual Funds (38.7%)
1,497,997	Thrivent Small Cap Stock Fund	33,450,278
4,540,129	Thrivent Mid Cap Stock Fund	107,192,447
20,796,944	Thrivent Partner Worldwide Allocation Fund	210,673,039
14,634,110	Thrivent Large Cap Growth Fund	142,536,236
8,067,039	Thrivent Large Cap Value Fund	166,342,337
3,863,262	Thrivent Large Cap Stock Fund	104,655,762

	Total	764,850,099

Affiliated Fixed Income Mutual Funds (8.1%)
10,971,254	Thrivent High Yield Fund	53,430,006
7,525,488	Thrivent Income Fund	68,180,917
2,256,376	Thrivent Government Bond Fund	22,811,966
1,232,272	Thrivent Limited Maturity Bond Fund	15,292,498

	Total	159,715,387

Equity Mutual Funds (1.0%)
6,300	iShares MSCI EAFE Index Fund	408,114
27,885	iShares Russell 2000 Growth Index Fund	4,320,781
18,560	Market Vectors Oil Service ETF	580,557
10,590	Materials Select Sector SPDR Fund	486,610
44,650	SPDR Euro Stoxx 50 ETF	1,722,597
7,800	iShares Russell 2000 Index Fund	959,088
49,329	SPDR S&P 500 ETF Trust	10,383,754
17,672	iShares North American Natural Resources ETF	583,353

	Total	19,444,854

Fixed Income Mutual Funds (0.5%)
61,000	iShares iBoxx $ Investment Grade Corporate Bond ETF	7,097,350
12,700	iShares Intermediate Credit Bond ETF	1,384,427
13,000	iShares Barclays 1-3 Year Credit Bond Fund	1,367,470

	Total	9,849,247

	Total Mutual Funds (cost $761,419,560)	953,859,587

Shares	Common Stock (31.7%)	Value

Consumer Discretionary (4.3%)
20,541	Aaron’s, Inc.	$759,606
200	ABC-MART, Inc.	12,008
700	Aisan Industry Company, Ltd.	6,441
1,500	Aisin Seiki Company, Ltd.	60,808
7,270	Amazon.com, Inc.[d]	3,897,811
3,840	American Public Education, Inc.[d]	99,341
2,000	ANN, Inc.[d]	91,500
1,370	AutoZone, Inc.[d]	960,288
12,000	Barnes & Noble, Inc.[d]	315,480
400	Bayerische Motoren Werke AG	31,308
12,400	Bed Bath & Beyond, Inc.[d]	808,852
4,090	Belmond, Ltd.[d]	49,530
1,700	Berkeley Group Holdings plc	89,277
8,969	Best Buy Company, Inc.	289,609
2,450	Big Lots, Inc.	105,791
400	Brembo SPA	18,051
600	Bridgestone Corporation	22,617
15,750	Brinker International, Inc.	943,425
19,249	Brunswick Corporation	1,021,929
16,698	Burlington Stores, Inc.[d]	919,058
12,300	Caleres, Inc.	406,392
3,000	Calsonic Kansei Corporation	21,883
10,586	Cedar Fair, LP	567,939
9,470	Cheesecake Factory, Inc.	546,798
700	Chiyoda Company, Ltd.	18,584
2,100	Coach, Inc.	65,520
700	Columbia Sportswear Company	50,078
86,510	Comcast Corporation[e]	5,399,089
23,343	Core-Mark Holding Company, Inc.	1,483,915
6,519	Crocs, Inc.[d]	102,544
6,037	CSS Industries, Inc.	171,390
7,501	Culp, Inc.	226,905
200	Daiichikosho Company, Ltd.	7,864
5,100	Debenhams PLC	6,980
15,431	Del Frisco’s Restaurant Group, Inc.[d]	246,124
13,740	Delphi Automotive plc	1,072,819
3,200	DeVry Education Group, Inc.	97,216
14,478	Discovery Communications, Inc., Class Ad	478,064
15,230	DISH Network Corporation[d]	984,010
4,300	Dollar General Corporation	345,591
10,627	Dollar Tree, Inc.[d]	829,225
6,102	Domino’s Pizza, Inc.	694,652
5,965	Dorman Products, Inc.[d]	314,833
5,433	Drew Industries, Inc.	318,700
3,900	Echo Entertainment Group, Ltd.	14,280
7,700	EDION Corporation	50,831
2,000	Electrolux AB	57,416
44,658	Enterprise Inns plc[d]	78,293
7,483	Ethan Allen Interiors, Inc.	225,912
19,800	Finish Line, Inc.	544,302
42,950	Ford Motor Company	636,948
6,146	Fossil, Inc.[d]	422,537
8,823	Fred’s, Inc.	159,167
37,442	Gap, Inc.	1,365,884
600	Geo Holdings Corporation	8,262
42,858	G-III Apparel Group, Ltd.[d]	3,095,633
5,000	Gunze, Ltd.	13,587
3,200	Hakuhodo Dy Holdings, Inc.	35,754
21,518	Harley-Davidson, Inc.	1,254,499
10,487	Harman International Industries, Inc.	1,129,030
2,900	Haseko Corporation	36,723
9,448	Haverty Furniture Companies, Inc.	209,557
2,600	Heiwa Corporation	57,096
16,400	Home Depot, Inc.[e]	1,919,292
4,900	Honda Motor Company, Ltd.	164,628

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
13

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Shares	Common Stock (31.7%)	Value

Consumer Discretionary (4.3%) - continued
25,020	Houghton Mifflin Harcourt Company[d]	$653,773
100	Hugo Boss AG	12,058
2,500	Informa plc	23,239
4,072	Interval Leisure Group, Inc.	86,815
1,900	Jack in the Box, Inc.	180,500
26,902	Jarden Corporation[d]	1,479,610
2,600	JB Hi-Fi, Ltd.	36,636
2,500	JM AB	66,190
28,037	Kate Spade & Company[d]	564,104
21,277	Kongsberg Automotive ASA[d]	13,295
11,993	Las Vegas Sands Corporation	672,088
4,400	La-Z-Boy, Inc.	111,760
1,600	Lear Corporation	166,512
1,116	Liberty Broadband Corporation[d]	59,739
12,000	Liberty Interactive Corporation[d]	348,600
3,952	Liberty Media Corporation[d]	148,990
9,906	Limited Brands, Inc.	799,612
3,572	Lithia Motors, Inc.	427,533
1,323	Lookers plc	3,352
30,320	Lowe’s Companies, Inc.	2,102,995
2,000	Luk Fook Holdings International, Ltd.	5,613
33,600	Macy’s, Inc.	2,320,416
11,796	Marriott International, Inc.	856,508
1,650	Marriott Vacations Worldwide Corporation	137,940
15,100	Marston’s plc	36,810
21,828	MDC Partners, Inc.	384,828
7,733	Meritage Homes Corporation[d]	348,758
40,610	MGM Resorts International[d]	796,768
10,277	Modine Manufacturing Company[d]	104,106
1,968	Mohawk Industries, Inc.[d]	396,729
3,200	Murphy USA, Inc.[d]	175,232
11,772	National CineMedia, Inc.	182,466
9,900	Nautilus, Inc.[d]	209,187
4,540	New Media Investment Group, Inc.	77,225
4,200	Newell Rubbermaid, Inc.	181,776
21,680	NIKE, Inc.	2,497,970
3,300	NOK Corporation	96,661
21,662	Nord Anglia Education, Inc.[d]	548,915
35,620	Nutrisystem, Inc.	1,070,381
4,800	Omnicom Group, Inc.	350,784
5,600	O’Reilly Automotive, Inc.[d]	1,345,736
28,109	Oxford Industries, Inc.	2,359,188
8,740	Papa John’s International, Inc.	660,394
19,660	Papa Murphy’s Holdings, Inc.[d]	379,438
4,400	Persimmon plc	140,404
4,436	Pier 1 Imports, Inc.	52,389
1,500	Premier Investments, Ltd.	14,603
8,028	PVH Corporation	931,569
70,061	Quiksilver, Inc.[d]	32,130
8,963	Ralph Lauren Corporation	1,128,352
11,486	Red Robin Gourmet Burgers, Inc.[d]	1,052,692
3,495	Restoration Hardware Holdings, Inc.[d]	354,603
22,974	Ross Stores, Inc.	1,221,298
16,756	Scripps Networks Interactive, Inc.	1,048,590
1,300	SES SA	40,212
353	Shiloh Industries, Inc.[d]	3,982
1,400	SHOWA Corporation	12,890
138,300	Sirius XM Holdings, Inc.[d]	547,668
4,406	Skechers USA, Inc.[d]	662,883
2,294	Slater & Gordon, Ltd.	5,717
12,984	Sportsman’s Warehouse Holdings, Inc.[d]	151,783
44,390	Starbucks Corporation	2,571,513
11,275	Starwood Hotels & Resorts Worldwide, Inc.	895,911

Shares	Common Stock (31.7%)	Value

Consumer Discretionary (4.3%) - continued
11,716	Stein Mart, Inc.	$119,386
4,367	Steven Madden, Ltd.[d]	182,017
4,900	Sumitomo Forestry Company, Ltd.	58,110
2,200	Sumitomo Rubber Industries, Ltd.	33,150
2,000	Takashimaya Company, Ltd.	19,132
500	Tamron Company, Ltd.	10,441
26,800	Target Corporation	2,193,580
10,129	Tenneco, Inc.[d]	504,525
2,250	Tesla Motors, Inc.[d]	598,838
22,710	Time, Inc.	506,887
27,135	Toll Brothers, Inc.[d]	1,056,094
4,850	Tower International, Inc.[d]	126,731
6,722	Tractor Supply Company	621,919
68,349	Tuesday Morning Corporation[d]	641,114
5,200	UBM plc	43,105
2,503	Ulta Salon Cosmetics & Fragrance, Inc.[d]	415,573
7,637	Under Armour, Inc.[d]	758,583
6,170	Vail Resorts, Inc.	676,787
360	Valora Holding AG	70,078
4,932	VF Corporation	380,208
4,888	Vista Outdoor, Inc.[d]	230,567
2,000	Wacoal Holdings Corporation	25,523
3,300	WH Smith plc	81,376
3,400	WPP plc	78,118
10,500	Wyndham Worldwide Corporation	866,460
400	Yokohama Rubber Company, Ltd.	7,911
28,100	Yum! Brands, Inc.	2,466,056
14,500	Zoe’s Kitchen, Inc.[d]	650,325

	Total	84,212,489

Consumer Staples (1.5%)
800	AarhusKarlshamn AB	54,188
54,300	Altria Group, Inc.	2,952,834
3,350	Archer-Daniels-Midland Company	158,857
16,400	Avon Products, Inc.	92,988
2,100	Axfood AB	35,810
684	Bakkafrost PF	20,764
1,832	Boston Beer Company, Inc.[d]	403,993
1,860	Britvic plc	19,903
21,200	Campbell Soup Company	1,045,372
100	Carlsberg AS	8,712
8,750	Casey’s General Stores, Inc.	894,381
52,700	Coca-Cola Company	2,164,916
2,150	Coca-Cola Enterprises, Inc.	109,822
3,800	Coca-Cola HBC AGd	79,259
20,527	ConAgra Foods, Inc.	904,420
374	Cranswick plc	9,637
21,880	CVS Health Corporation	2,460,844
5,094	Energizer Holdings, Inc.	487,547
1,400	Estee Lauder Companies, Inc.	124,754
4,600	Flowers Foods, Inc.	99,636
9	Greencore Group plc	44
17,349	Hain Celestial Group, Inc.[d]	1,179,385
600	Henkel AG & Company KGaA	60,514
6,840	Ingredion, Inc.	603,288
7,670	Keurig Green Mountain, Inc.	575,557
5,820	Kimberly-Clark Corporation	669,125
8,800	Koninklijke Ahold NV	175,135
400	KOSE Corporation	38,865
800	Marks and Spencer Group plc	6,790
6,041	Mead Johnson Nutrition Company	533,964
200	Milbon Company, Ltd.	7,908
18,105	Molson Coors Brewing Company	1,287,990
15,197	Mondelez International, Inc.	685,841
7,376	Monster Beverage Corporation[d]	1,132,585

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
14

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Shares	Common Stock (31.7%)	Value

Consumer Staples (1.5%) - continued
2,400	Nestle SA	$181,560
2,000	Nisshin Oillio Group, Ltd.	8,642
14,129	Philip Morris International, Inc.	1,208,453
3,400	Pilgrim’s Pride Corporation	73,576
4,268	Pinnacle Foods, Inc.	191,847
4,054	Post Holdings, Inc.[d]	217,862
1,590	PriceSmart, Inc.	154,087
15,500	Reynolds American, Inc.	1,329,745
400	Royal Unibrew AS	13,090
3,540	SalMar ASA	55,978
9,448	SpartanNash Company	304,320
1,900	Suedzucker AG	31,337
2,700	Swedish Match AB	82,701
5,400	Sysco Corporation	196,074
6,630	TreeHouse Foods, Inc.[d]	543,395
25,359	Tyson Foods, Inc.	1,124,672
9,609	United Natural Foods, Inc.[d]	437,498
4,501	Vector Group, Ltd.	113,965
34,700	Wal-Mart Stores, Inc.	2,497,706
12,300	WhiteWave Foods Company[d]	634,926
19,370	Whole Foods Market, Inc.	705,068

	Total	29,192,130

Energy (4.4%)
15,532	Antero Resources Corporation[d]	427,285
20,212	Atwood Oceanics, Inc.	420,410
81,218	Baker Hughes, Inc.	4,722,827
1,247	Bristow Group, Inc.	56,177
7,840	BW Offshore, Ltd.	4,684
5,500	C&J Energy Services, Inc.[d]	53,075
106,314	Cameron International Corporation[d]	5,364,604
104,486	Canadian Natural Resources, Ltd.	2,547,369
3,054	CARBO Ceramics, Inc.	100,324
27,782	Chevron Corporation	2,458,151
1,310	Cimarex Energy Company	136,397
2,500	Clayton Williams Energy, Inc.[d]	100,700
420,150	Cobalt International Energy, Inc.[d]	3,239,357
11,830	Columbia Pipeline Group, Inc.	345,199
33,922	Concho Resources, Inc.[d]	3,614,728
7,570	Denbury Resources, Inc.	29,826
9,782	Devon Energy Corporation	483,426
3,866	Diamondback Energy, Inc.[d]	260,182
1,070	Dril-Quip, Inc.[d]	62,499
980	Energen Corporation	54,096
1,790	Ensco plc	29,678
74,312	EOG Resources, Inc.	5,736,143
15,300	EP Energy Corporation[d]	128,061
82,857	EQT Corporation	6,367,560
6,400	ERG SPA	82,799
56,250	Exxon Mobil Corporation	4,455,563
5,700	FMC Technologies, Inc.[d]	186,732
8,200	Frank’s International NV	132,758
4,450	Green Plains, Inc.	99,903
2,550	Gulfmark Offshore, Inc.	24,021
1,080	Gulfport Energy Corporation[d]	35,381
30,900	Halliburton Company	1,291,311
4,540	Helix Energy Solutions Group, Inc.[d]	38,000
8,746	Helmerich & Payne, Inc.	504,994
7,611	HollyFrontier Corporation	367,307
12,900	Kinder Morgan, Inc.	446,856
32,270	Laredo Petroleum Holdings, Inc.[d]	276,554
155,907	Marathon Oil Corporation	3,275,606
115,781	Marathon Petroleum Corporation	6,329,747
1,600	National Oilwell Varco, Inc.	67,408
16,080	Newfield Exploration Companyd	527,263
6,226	Noble Energy, Inc.	219,342

Shares	Common Stock (31.7%)	Value

Energy (4.4%) - continued
143,520	Oasis Petroleum, Inc.[d]	$1,382,098
1,960	Oceaneering International, Inc.	78,439
1,735	Oil States International, Inc.[d]	52,241
32,643	Patterson-UTI Energy, Inc.	538,120
2,715	PDC Energy, Inc.[d]	127,469
234,649	Petroleo Brasileiro SA ADR[d]	1,595,613
39,655	Rex Energy Corporation[d]	88,827
13,270	Rice Energy, Inc.[d]	239,524
151,680	Rowan Companies plc	2,613,446
1,518	Royal Dutch Shell plc	43,539
11,085	Royal Dutch Shell plc, Class B	320,966
33,153	Schlumberger, Ltd.	2,745,732
5,300	Seadrill, Ltd.	47,223
5,613	SemGroup Corporation	399,028
3,000	Showa Shell Sekiyu KK	28,172
6,832	SM Energy Company	253,262
155,707	Southwestern Energy Company[d]	2,896,150
2,022	Statoil ASA	34,088
167,522	Suncor Energy, Inc. ADR	4,717,420
12,690	Superior Energy Services, Inc.	215,730
38,702	Teekay Tankers, Ltd.	277,493
10,198	Tesco Corporation	97,901
780	Tesoro Corporation	75,925
1,000	TonenGeneral Sekiyu KK	9,998
1,400	Total SA	69,080
126,354	Total SA ADR	6,227,989
65,747	Trinidad Drilling, Ltd.	163,381
16,910	U.S. Silica Holdings, Inc.	380,813
538,702	Weatherford International, Ltd.[d]	5,753,337
7,510	Western Refining, Inc.	331,642
6,815	Whiting Petroleum Corporation[d]	139,639
1,900	Woodside Petroleum, Ltd.	49,403
2,290	World Fuel Services Corporation	93,089
1,900	WorleyParsons, Ltd.	12,744

	Total	87,203,824

Financials (5.4%)
2,051	Acadia Realty Trust	65,591
6,060	ACE, Ltd.	659,146
11,703	Affiliated Managers Group, Inc.d	2,433,054
3,000	Allianz SE	491,437
8,420	Allied World Assurance Company Holdings AG	355,829
10,598	Allstate Corporation	730,732
11,930	American Assets Trust, Inc.	496,527
38,100	American Campus Communities, Inc.	1,421,892
2,400	American Equity Investment Life Holding Company	70,896
19,650	American International Group, Inc.	1,259,958
12,753	Amlin plc	101,519
9,439	Argo Group International Holdings, Ltd.	532,171
13,907	Armada Hoffler Properties, Inc.	142,547
14,407	Arthur J. Gallagher & Company	683,324
8,900	Aspen Insurance Holdings, Ltd.	428,001
7,590	Associated Estates Realty Corporation	218,212
63,165	Assured Guaranty, Ltd.	1,545,016
9,800	Bank Hapoalim, Ltd.	54,489
108,730	Bank of America Corporation	1,944,092
25,400	Bank of New York Mellon Corporation	1,102,360
5,284	Bank of Queensland, Ltd.	52,992
16,804	Bank of the Ozarks, Inc.	741,392
23,000	Bank of Yokohama, Ltd.	146,143
37,191	BBCN Bancorp, Inc.	570,882
2,300	Bendigo and Adelaide Bank, Ltd.	22,065

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
15

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Shares	Common Stock (31.7%)	Value

Financials (5.4%) - continued
22,600	Berkshire Hathaway, Inc.[d]	$3,225,924
8,200	BinckBank NV	77,671
26,950	Blackstone Group, LP	1,057,787
300	Bolsas y Mercados Espanoles SA	12,389
8,100	Boston Private Financial Holdings, Inc.	101,898
39,954	Brixmor Property Group, Inc.	977,674
6,060	Camden Property Trust	482,558
18,500	Capital One Financial Corporation	1,504,050
3,591	Capital Shopping Centres Group plc	18,469
11,200	Capitaland Commercial Trust	11,630
10,900	CapitaMall Trust	15,890
10,200	Cathay General Bancorp	327,522
26,949	CBL & Associates Properties, Inc.	440,347
7,550	CBRE Group, Inc.[d]	286,673
31,379	Cedar Realty Trust, Inc.	210,239
16,700	Chambers Street Properties	123,914
22,050	Charles Schwab Corporation	769,104
3,000	Chiba Bank, Ltd.	23,904
63,260	Citigroup, Inc.	3,698,180
35,522	Citizens Financial Group, Inc.	926,059
2,000	City National Corporation	179,820
54,440	CNO Financial Group, Inc.	971,210
3,400	CNP Assurances	57,143
51,579	CoBiz Financial, Inc.	659,695
8,733	Columbia Banking System, Inc.	286,355
24,350	Comerica, Inc.	1,154,920
4,400	Commerce Bancshares, Inc.	207,196
22,026	Corporate Office Properties Trust	509,461
200	Daito Trust Construction Company, Ltd.	21,121
1,500	Daiwa House Industry Company, Ltd.	37,308
5,000	Daiwa Securities Group, Inc.	38,852
44,487	DDR Corporation	725,138
10,500	DEXUS Property Group	59,586
6,590	Digital Realty Trust, Inc.	423,539
13,291	Direct Line Insurance Group plc	75,850
8,600	Discover Financial Services	479,966
3,516	DnB ASA	57,319
1,322	Douglas Emmett, Inc.	38,748
27,930	Duke Realty Corporation	563,348
15,574	East West Bancorp, Inc.	697,092
9,637	Employers Holdings, Inc.	231,288
22,760	Encore Capital Group, Inc.[d]	978,908
20,279	Essent Group, Ltd.[d]	593,566
300	Eurocommercial Properties NV	12,944
15,783	Evercore Partners, Inc.	928,040
4,306	Everest Re Group, Ltd.	788,515
31,100	Excel Trust, Inc.	492,624
4,880	Extra Space Storage, Inc.	358,778
44,800	F.N.B. Corporation	617,792
5,833	FelCor Lodging Trust, Inc.	54,597
124,471	Fifth Third Bancorp	2,622,604
11,700	First Commonwealth Financial Corporation	107,640
16,054	First Horizon National Corporation	254,456
4,000	First Midwest Bancorp, Inc.	75,080
19,753	First Potomac Realty Trust	224,197
32,970	First Republic Bank	2,103,156
8,300	FlexiGroup, Ltd.	18,339
30,400	Franklin Resources, Inc.	1,384,720
10,000	Frasers Centrepoint Trust	15,005
22,000	Fukuoka Financial Group, Inc.	113,066
50,954	Genworth Financial, Inc.[d]	357,188
13,395	Glacier Bancorp, Inc.	376,399
13,240	Green Bancorp, Inc.[d]	180,991

Shares	Common Stock (31.7%)	Value

Financials (5.4%) - continued
1,356	Hamborner REIT AG	$12,974
900	Hang Seng Bank, Ltd.	18,438
61,959	Hanmi Financial Corporation	1,568,182
1,300	Hannover Rueckversicherung SE	138,015
12,395	Hatteras Financial Corporation	201,543
404	HCC Insurance Holdings, Inc.	31,173
4,400	Henderson Land Development Company, Ltd.	29,033
12,800	Highwoods Properties, Inc.	541,824
3,000	Hokuhoku Financial Group, Inc.	7,083
16,538	Home BancShares, Inc.	658,543
10,940	Home Properties, Inc.	806,278
12,400	Hospitality Properties Trust	340,008
47,015	Host Hotels & Resorts, Inc.	911,151
67,000	HSBC Holdings plc	605,173
3,000	Hufvudstaden AB	38,780
266,326	Huntington Bancshares, Inc.	3,108,024
23,000	Hysan Development Company, Ltd.	98,448
834	IG Group Holdings plc	9,732
3,300	ING Groep NV	56,124
11,296	Intercontinental Exchange, Inc.	2,575,940
11,081	Intermediate Capital Group plc	100,723
9,900	Invesco Mortgage Capital, Inc.	142,659
39,426	Invesco, Ltd.	1,521,844
6,800	Investa Office Fund	19,650
14,800	Investec plc	134,980
17,735	J.P. Morgan Chase & Company	1,215,380
2,530	Janus Capital Group, Inc.	41,441
300	Julius Baer Group, Ltd.	16,596
19,266	Kennedy-Wilson Holdings, Inc.	487,815
44,620	KeyCorp	662,161
2,536	Kilroy Realty Corporation	179,676
9,140	Kite Realty Group Trust	241,296
3,100	Lamar Advertising Company	186,155
9,412	LaSalle Hotel Properties	313,137
3,641	Lazard, Ltd.	201,748
12,000	Lexington Realty Trust	103,200
21,286	Lincoln National Corporation	1,198,827
17,500	Link REIT	102,884
5,570	M&T Bank Corporation	730,505
13,400	MBIA, Inc.[d]	79,730
33,990	MetLife, Inc.	1,894,603
9,433	Mid-America Apartment Communities, Inc.	757,847
59,040	Morgan Stanley	2,293,114
10,600	MSCI, Inc.	722,496
800	Muenchener Rueckversicherungs-Gesellschaft AG	147,023
18,145	NASDAQ OMX Group, Inc.	925,939
7,519	National Interstate Corporation	189,930
49,094	Navient Corporation	770,776
97,000	New World Development Company, Ltd.	117,132
20,218	Nordea Bank AB	251,731
12,360	Northern Trust Corporation	945,416
2,000	Ogaki Kyoritsu Bank, Ltd.	7,158
18,700	Old Mutual plc	61,844
15,500	Oritani Financial Corporation	243,505
35,557	PacWest Bancorp	1,645,934
18,620	Parkway Properties, Inc.	334,043
26,466	Pebblebrook Hotel Trust	1,077,166
2,018	Piper Jaffray Companies[d]	90,507
8,037	Potlatch Corporation	281,375
16,870	Primerica, Inc.	763,030
12,384	Principal Financial Group, Inc.	687,436
10,863	ProAssurance Corporation	524,574

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
16

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Shares	Common Stock (31.7%)	Value

Financials (5.4%) - continued
8,000	Progressive Corporation	$244,000
22,352	Prologis, Inc.	907,715
1,429	PS Business Parks, Inc.	110,019
12,463	Radian Group, Inc.	230,067
20,200	Ramco-Gershenson Properties Trust	342,188
31,925	Raymond James Financial, Inc.	1,883,575
16,088	Redwood Trust, Inc.	249,364
10,840	Renasant Corporation	348,506
5,100	Resona Holdings, Inc.	28,038
8,600	Retail Properties of America, Inc.	125,216
21,033	RLJ Lodging Trust	627,414
9,591	Safeguard Scientifics, Inc.[d]	176,091
1,268	Safety Insurance Group, Inc.	73,531
300	Sampo Oyj	14,844
12,609	Sandy Spring Bancorp, Inc.	344,730
1,900	Schroders plc	93,614
4,031	SEGRO plc	28,252
13,400	Skandinaviska Enskilda Banken AB	161,315
183,116	SLM Corporation[d]	1,671,849
5,161	State Auto Financial Corporation	124,896
39,389	Stockland	122,090
15,000	Sumitomo Mitsui Trust Holdings, Inc.	69,669
34,845	Summit Hotel Properties, Inc.	474,937
8,936	SVB Financial Group[d]	1,278,742
3,300	Swiss Re AG	296,858
49,180	Synovus Financial Corporation	1,550,154
400	Talanx AG	12,786
20,790	Talmer Bancorp, Inc.	338,877
15,853	TD Ameritrade Holding Corporation	582,281
27,104	Terreno Realty Corporation	568,371
4,800	UBS Group AGd	110,357
6,546	UNIQA Insurance Group AG	61,858
8,856	United Overseas Bank, Ltd.	143,366
11,754	Validus Holdings, Ltd.	544,798
13,514	Voya Financial, Inc.	634,482
8,044	W.R. Berkley Corporation	448,212
2,733	Waddell & Reed Financial, Inc.	122,739
1,600	Wallenstam AB	11,592
7,144	Washington Real Estate Investment Trust	191,745
10,300	Webster Financial Corporation	398,198
20,300	Wells Fargo & Company	1,174,761
42,040	Western Alliance Bancorp[d]	1,422,213
12,500	Wing Tai Holdings, Ltd.	17,176
7,858	Wintrust Financial Corporation	423,703
3,768	WSFS Financial Corporation	108,179
8,636	XL Group plc	328,341
96,395	Zions Bancorporation	3,006,560
500	Zurich Insurance Group AG	152,255

	Total	107,245,685

Health Care (4.2%)
2,000	Abaxis, Inc.	100,120
40,030	Abbott Laboratories	2,029,121
5,760	ABIOMED, Inc.[d]	446,170
15,563	Acadia Healthcare Company, Inc.[d]	1,241,616
3,250	Acceleron Pharma, Inc.[d]	93,080
40,350	Acorda Therapeutics, Inc.[d]	1,386,426
10,397	Actavis, Inc.[d]	3,442,967
200	Actelion, Ltd.	29,577
21,900	Aetna, Inc.	2,474,043
32,600	Affymetrix, Inc.[d]	357,296
40,593	Akorn, Inc.[d]	1,871,743
10,640	Alexion Pharmaceuticals, Inc.[d]	2,100,762
19,805	Align Technology, Inc.[d]	1,241,774
57,865	Allscripts Healthcare Solutions, Inc.[d]	836,728

Shares	Common Stock (31.7%)	Value

Health Care (4.2%) - continued
7,331	AmerisourceBergen Corporation	$775,253
11,300	Amgen, Inc.	1,995,467
51,109	AMN Healthcare Services, Inc.[d]	1,504,138
3,600	AmSurg Corporation[d]	258,264
2,271	Anacor Pharmaceuticals, Inc.[d]	338,810
2,036	Analogic Corporation	164,000
750	Atrion Corporation	302,925
17,830	Baxalta, Inc.[d]	585,359
12,730	Baxter International, Inc.	510,218
200	Bayer AG	29,535
10,793	BioMarin Pharmaceutical, Inc.[d]	1,578,692
5,131	C.R. Bard, Inc.	1,009,011
25,250	Cambrex Corporation[d]	1,243,562
2,000	Cardinal Health, Inc.	169,960
16,926	Cardiovascular Systems, Inc.[d]	505,072
19,628	Centene Corporation[d]	1,376,512
32,209	Cerner Corporation[d]	2,310,029
3,207	Cooper Companies, Inc.	567,639
1,200	CSL, Ltd.	86,691
8,029	Cyberonics, Inc.[d]	492,981
49,048	Depomed, Inc.[d]	1,545,012
3,370	Edwards Lifesciences Corporation[d]	512,779
13,982	Endo International plc[d]	1,223,984
1,732	Ensign Group, Inc.	88,540
21,596	Envision Healthcare Holdings, Inc.[d]	967,501
2,100	Essilor International SA	268,967
6,400	EXACT Sciences Corporation[d]	154,048
67,742	ExamWorks Group, Inc.[d]	2,376,389
9,000	Express Scripts Holding Company[d]	810,630
200	Fresenius Medical Care AG & Company	16,364
200	Gerresheimer AG	14,717
23,900	Gilead Sciences, Inc.	2,816,854
5,944	GlaxoSmithKline plc	129,192
2,050	Greatbatch, Inc.[d]	111,787
7,215	Halyard Health, Inc.[d]	293,939
20,850	HCA Holdings, Inc.[d]	1,939,259
2,400	Hikma Pharmaceuticals plc	89,656
5,600	Hill-Rom Holdings, Inc.	313,768
300	Hogy Medical Company, Ltd.	14,584
25,630	Hologic, Inc.[d]	1,067,746
732	ICON plc[d]	59,146
3,760	Illumina, Inc.[d]	824,568
19,708	Impax Laboratories, Inc.[d]	955,050
12,900	Inogen, Inc.[d]	573,534
35,934	Ironwood Pharmaceuticals, Inc.[d]	375,510
1,000	Kaken Pharmaceutical Company, Ltd.	37,258
1,200	KYORIN Holdings, Inc.	23,376
2,135	Laboratory Corporation of America Holdings[d]	271,764
300	Lonza Group AG	43,486
4,600	Magellan Health Services, Inc.[d]	278,714
1,650	Medivation, Inc.[d]	173,795
13,826	Medtronic, Inc.	1,083,820
39,290	Merck & Company, Inc.	2,316,538
2,088	Mettler-Toledo International, Inc.[d]	704,909
1,900	Molina Healthcare, Inc.[d]	143,317
18,079	Mylan NVd	1,012,243
4,554	National Healthcare Corporation	287,813
15,552	Neurocrine Biosciences, Inc.[d]	779,466
1,800	Novartis AG	186,776
33,907	NuVasive, Inc.[d]	1,865,224
300	Orpea	22,655
300	Paramount Bed Holdings Company, Ltd.	8,958

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
17

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Shares	Common Stock (31.7%)	Value

Health Care (4.2%) - continued
3,100	PerkinElmer, Inc.	$164,052
5,771	Perrigo Company plc	1,109,186
83,300	Pfizer, Inc.	3,003,798
8,250	PharMerica Corporation[d]	281,903
2,650	Providence Service Corporation[d]	124,709
1,525	Puma Biotechnology, Inc.[d]	138,165
10,400	Quest Diagnostics, Inc.	767,624
2,800	Quintiles Transnational Holdings, Inc.[d]	214,816
17,600	Roche Holding AG ADR	635,536
300	Sanofi	32,337
8,519	Select Medical Holdings Corporation	122,929
14,600	Spectrum Pharmaceuticals, Inc.[d]	100,959
5,000	St. Jude Medical, Inc.	369,100
29,888	Team Health Holdings, Inc.[d]	2,014,750
29,304	Teleflex, Inc.	3,926,443
950	Thermo Fisher Scientific, Inc.	132,553
9,501	Triple-S Management Corporation[d]	205,032
27,091	UnitedHealth Group, Inc.[e]	3,288,847
13,954	Universal Health Services, Inc.	2,026,539
31,300	Veeva Systems, Inc.[d]	842,596
10,778	Vertex Pharmaceuticals, Inc.[d]	1,455,030
5,520	Waters Corporation[d]	736,865
2,518	Wellcare Health Plans, Inc.[d]	203,454
14,408	West Pharmaceutical Services, Inc.	862,607
7,551	Zimmer Biomet Holdings, Inc.	785,833

	Total	83,784,840

Industrials (3.9%)
12,019	A.O. Smith Corporation	863,205
700	Aalberts Industries NV	21,957
3,650	AAR Corporation	98,368
11,200	ABM Industries, Inc.	369,152
300	Adecco SAd	25,039
29,040	ADT Corporation	1,002,751
9,966	Aegion Corporation[d]	197,028
1,300	Aida Engineering, Ltd.	12,446
16,559	Air New Zealand, Ltd.	28,842
400	Airbus Group NV	28,394
673	Alaska Air Group, Inc.	50,980
16,300	Allison Transmission Holdings, Inc.	475,634
8,600	ALS, Ltd.	33,620
22,300	AMETEK, Inc.	1,183,015
13,654	Applied Industrial Technologies, Inc.	527,454
4,550	Argan, Inc.	176,904
9,506	Armstrong World Industries, Inc.[d]	556,101
7,000	Asahi Glass Company, Ltd.	41,011
4,929	Astec Industries, Inc.	193,759
7,513	B/E Aerospace, Inc.	365,958
11,613	Beacon Roofing Supply, Inc.d	406,455
17,000	Boeing Company	2,450,890
4,887	Brady Corporation	114,942
5,600	Brink’s Company	174,888
100	Bucher Industries AG	24,379
16,050	Caterpillar, Inc.	1,262,012
2,000	Cathay Pacific Airways, Ltd.	4,727
3,300	Central Glass Company, Ltd.	13,889
3,761	CIRCOR International, Inc.	179,889
27,820	CLARCOR, Inc.	1,673,929
10,609	Comfort Systems USA, Inc.	293,233
1,100	COMSYS Holdings Corporation	16,676
8,900	Con-way, Inc.	345,231
39,400	CSX Corporation	1,232,432
3,100	CTT-Correios de Portugal SA	31,961
2,357	Cubic Corporation	104,580
13,130	Curtiss-Wright Corporation	884,568

Shares	Common Stock (31.7%)	Value

Industrials (3.9%) - continued
1,000	Dai Nippon Printing Company, Ltd.	$11,096
994	Dart Group plc	6,923
71,450	Delta Air Lines, Inc.	3,168,093
1,400	Deutsche Post AG	42,315
5,215	Dover Corporation	334,125
6,400	Eaton Corporation	387,712
30,463	EMCOR Group, Inc.	1,457,045
7,894	ESCO Technologies, Inc.	300,525
3,600	Esterline Technologies Corporation[d]	319,176
22,000	Expeditors International of Washington, Inc.	1,031,140
4,104	Fastenal Company	171,793
13,050	Federal Signal Corporation	195,228
21,060	Flowserve Corporation	989,609
480	Flughafen Wien Aktiengesellschaft	41,382
13,400	Fluor Corporation	626,450
700	Fly Leasing, Ltd. ADR	10,528
29,678	Fortune Brands Home and Security, Inc.	1,417,125
5,626	Franklin Electric Company, Inc.	162,366
300	Fraport AG Frankfurt Airport Services Worldwide	19,697
21,995	FTI Consulting, Inc.[d]	900,035
5,519	G & K Services, Inc.	361,826
5,916	Generac Holdings, Inc.[d]	207,474
2,804	Genesee & Wyoming, Inc.[d]	199,701
12,073	Gibraltar Industries, Inc.[d]	231,077
600	Go-Ahead Group plc	23,862
3,714	Graco, Inc.	265,514
30,490	Granite Construction, Inc.	1,037,270
10,328	H&E Equipment Services, Inc.	185,284
1,100	Hamburger Hafen und Logistik AG	21,117
1,000	Hankyu Hanshin Holdings, Inc.	6,317
27,876	Healthcare Services Group, Inc.	973,151
8,687	Heico Corporation	476,308
44,131	Hertz Global Holdings, Inc.[d]	749,786
2,736	Hillenbrand, Inc.	77,593
20,468	HNI Corporation	1,015,008
10,716	Honeywell International, Inc.	1,125,716
300	Hoshizaki Electric Company, Ltd.	17,882
4,322	Hub Group, Inc.[d]	182,086
6,860	Huntington Ingalls Industries, Inc.	805,433
32,012	Huron Consulting Group, Inc.[d]	2,447,958
900	Inaba Denki Sangyo Company, Ltd.	30,656
31,780	Ingersoll-Rand plc	1,951,292
2,000	Insperity, Inc.	100,560
3,600	Intrum Justitia AB	122,426
11,700	ITOCHU Corporation	143,230
10,690	Jacobs Engineering Group, Inc.[d]	450,263
402	Jardine Matheson Holdings, Ltd.	21,833
7,945	JB Hunt Transport Services, Inc.	668,333
200	Jungheinrich AG	14,100
5,161	Kaman Corporation	203,705
16,200	KAR Auction Services, Inc.	630,666
11,252	Kforce, Inc.	262,959
10,625	Kirby Corporation[d]	769,356
4,300	KITZ Corporation	19,648
4,600	Komatsu, Ltd.	85,003
1,000	KONE Oyj	41,967
900	Koninklijke Boskalis Westminster NV	43,972
42,420	Korn/Ferry International	1,420,222
6,626	Landstar System, Inc.	477,271
848	Luxfer Holdings plc ADR	11,041
14,025	Manpower, Inc.	1,268,982
4,411	Matson, Inc.	182,704
7,733	Matthews International Corporation	416,422

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
18

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Shares	Common Stock (31.7%)	Value

Industrials (3.9%) - continued
12,698	McGrath Rentcorp	$322,021
7,800	Meritor, Inc.[d]	109,824
8,314	Middleby Corporation[d]	1,020,128
4,965	Mine Safety Appliances Company	256,442
1,700	MIRAIT Holdings Corporation	19,507
7,350	Mistras Group, Inc.[d]	132,227
2,000	Mitsuboshi Belting, Ltd.	15,910
14,788	Navigant Consulting, Inc.[d]	232,467
9,624	Nielsen NV	466,379
1,800	Nippon Konpo Unyu Soko Company, Ltd.	31,121
1,000	Nisshinbo Holdings, Inc.	11,078
3,100	Nitto Kogyo Corporation	68,459
3,268	Nordson Corporation	242,192
1,000	Okuma Corporation	9,692
6,816	Old Dominion Freight Line, Inc.[d]	498,590
29,159	On Assignment, Inc.[d]	1,117,373
22,284	Oshkosh Corporation	814,257
14,110	Pentair, Ltd.	858,029
18,897	PGT, Inc.[d]	303,675
12,100	PowerSecure International, Inc.[d]	183,194
40,720	Progressive Waste Solutions, Ltd.	1,107,991
15,171	Proto Labs, Inc.[d]	1,143,438
21,910	Raven Industries, Inc.	425,711
1,518	RBC Bearings, Inc.[d]	102,845
5,860	Rentokil Initial plc	13,454
17,800	Republic Services, Inc.	757,034
352	Rieter Holding AG	53,044
37,509	Ritchie Brothers Auctioneers, Inc.	1,013,493
11,439	Robert Half International, Inc.	629,488
3,794	Roper Industries, Inc.	634,622
5,500	Ryder System, Inc.	497,860
13,043	Saia, Inc.[d]	566,327
7,000	Sandvik AB	70,929
2,100	Siemens AG	225,007
57,531	Southwest Airlines Company	2,082,622
2,950	Spirit Aerosystems Holdings, Inc.[d]	166,085
10,637	Spirit Airlines, Inc.[d]	636,305
11,007	Stericycle, Inc.[d]	1,551,657
3,590	Sun Hydraulics Corporation	127,158
18,771	Swift Transportation Company[d]	447,125
900	Teleperformance SA	66,818
12,344	Tennant Company	738,295
22,971	Terex Corporation	509,037
16,303	Textron, Inc.	712,441
500	TKH Group NV	21,455
3,000	Toppan Printing Company, Ltd.	26,070
3,100	Toro Company	211,823
6,164	Triumph Group, Inc.	331,931
1,100	Tsubakimoto Chain Company	9,380
15,669	Tyco International plc	595,265
16,700	Union Pacific Corporation	1,629,753
15,433	United Continental Holdings, Inc.[d]	870,267
6,368	United Rentals, Inc.[d]	426,592
4,358	Universal Forest Products, Inc.	276,733
6,519	Universal Truckload Services, Inc.	137,746
14,002	UTI Worldwide, Inc.[d]	117,617
3,800	Verisk Analytics, Inc.[d]	296,818
5,570	WABCO Holdings, Inc.[d]	687,728
14,931	WageWorks, Inc.[d]	745,803
15,947	Waste Connections, Inc.	799,423
3,683	Watsco, Inc.	472,308
16,200	Wesco Aircraft Holdings, Inc.[d]	233,118
7,700	West Corporation	222,145
2,836	Woodward, Inc.	139,985
2,983	YRC Worldwide, Inc.[d]	57,572

Shares	Common Stock (31.7%)	Value

Industrials (3.9%) - continued
400	Yuasa Trading Company, Ltd.	$9,426

	Total	76,115,945

Information Technology (5.7%)
17,000	A10 Networks, Inc.[d]	110,670
7,019	Advanced Energy Industries, Inc.[d]	183,828
14,540	Agilent Technologies, Inc.	595,413
3,420	Akamai Technologies, Inc.[d]	262,348
16,710	Alibaba Group Holding, Ltd. ADR[d]	1,309,061
5,470	Alliance Data Systems Corporation[d]	1,504,469
1,200	Alps Electric Company, Ltd.	37,823
6,034	Ambarella, Inc.[d]	699,160
22,838	Amphenol Corporation	1,288,292
2,200	Analog Devices, Inc.	128,326
8,075	ANSYS, Inc.[d]	760,261
33,834	Apple, Inc.	4,104,064
57,388	Applied Materials, Inc.	996,256
48,031	Applied Micro Circuits Corporation[d]	298,272
8,810	Applied Optoelectronics, Inc.[d]	171,354
12,430	Arista Networks, Inc.[d]	1,049,962
32,660	ARM Holdings plc ADR	1,536,326
17,936	Aspen Technology, Inc.[d]	796,000
124,957	Atmel Corporation	1,034,644
5,750	AVG Technologies NVd	165,255
8,500	AVX Corporation	114,495
1,929	Badger Meter, Inc.	113,464
5,240	Belden, Inc.	310,365
23,620	Broadridge Financial Solutions, Inc.	1,281,857
151,979	Brocade Communications Systems, Inc.	1,559,305
17,199	Brooks Automation, Inc.	181,449
3,300	Brother Industries, Ltd.	45,586
6,715	Cabot Microelectronics Corporation[d]	304,458
9,300	Cadence Design Systems, Inc.[d]	195,021
6,400	Canon, Inc.	204,769
300	Cap Gemini SA	28,659
13,312	Cardtronics, Inc.[d]	493,476
5,000	Carsales.com, Ltd.	39,579
8,041	Cavium, Inc.[d]	545,180
18,730	Ciena Corporation[d]	476,678
176,710	Cisco Systems, Inc.[e]	5,022,098
6,137	Citrix Systems, Inc.[d]	464,019
17,125	Cognex Corporation	775,249
7,600	Cognizant Technology Solutions Corporation[d]	479,560
5,043	Coherent, Inc.[d]	292,242
4,900	Comtech Telecommunications Corporation	141,169
10,913	Constant Contact, Inc.[d]	281,992
6,296	Cornerstone OnDemand, Inc.[d]	227,034
79,450	Corning, Inc.	1,484,126
6,456	Criteo SA ADR[d]	343,653
16,069	Demandware, Inc.[d]	1,214,174
1,300	Dialog Semiconductor plc[d]	64,833
7,620	DST Systems, Inc.	831,723
53,799	eBay, Inc.[d]	1,512,828
13,448	Electro Rent Corporation	135,152
104,550	EMC Corporation	2,811,349
6,733	Entegris, Inc.[d]	99,749
17,660	Envestnet, Inc.[d]	799,821
3,606	F5 Networks, Inc.[d]	483,709
9,930	Fabrinet[d]	184,301
60,930	Facebook, Inc.[d]	5,728,029
21,399	FARO Technologies, Inc.[d]	939,202
13,320	FEI Company	1,145,120

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
19

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Shares	Common Stock (31.7%)	Value

Information Technology (5.7%) - continued
8,171	Fidelity National Information Services, Inc.	$534,629
3,600	FleetCor Technologies, Inc.[d]	557,352
30,804	Fortinet, Inc.[d]	1,470,583
6,200	FUJIFILM Holdings NPV	245,884
9,357	Gartner, Inc.[d]	828,749
1,100	GMO Internet, Inc.	18,361
2,962	Google, Inc., Class Ad	1,947,515
4,634	Google, Inc., Class Cd	2,899,077
37,936	Guidewire Software, Inc.[d]	2,240,121
2,000	Hitachi Kokusai Electric, Inc.	26,965
30,293	HomeAway, Inc.[d]	910,002
11,025	IAC/InterActiveCorporation	851,791
8,190	Imperva, Inc.[d]	538,083
4,769	Intersil Corporation	53,079
900	IRESS, Ltd.	6,829
700	IT Holdings Corporation	16,031
700	ITOCHU Techno-Solutions Corporation	16,344
16,734	Ixia[d]	220,889
30,241	JDS Uniphase Corporation[d]	335,373
25,991	Juniper Networks, Inc.	738,664
7,238	Keysight Technologies, Inc.[d]	221,049
7,350	LinkedIn Corporation[d]	1,493,961
2,500	Littelfuse, Inc.	230,000
6,800	Manhattan Associates, Inc.[d]	440,776
8,610	MasterCard, Inc.	838,614
21,139	Maxim Integrated Products, Inc.	719,572
21,842	MaxLinear, Inc.[d]	237,641
3,965	Methode Electronics, Inc.	106,381
13,015	Microchip Technology, Inc.	557,563
19,390	Microsemi Corporation[d]	638,707
75,870	Microsoft Corporation	3,543,129
21,270	Monolithic Power Systems, Inc.	1,099,872
30,530	National Instruments Corporation	884,149
2,400	NEC Networks & System Integration Corporation	50,275
50,462	NetApp, Inc.	1,571,891
10,141	Newport Corporation[d]	160,633
6,426	Nice Systems, Ltd. ADR	414,863
400	NS Solutions Corporation	15,773
124,207	NVIDIA Corporation	2,477,930
12,184	NXP Semiconductors NVd	1,181,726
1,200	Optimal Payments plc[d]	4,940
35,400	Oracle Corporation	1,413,876
300	Oracle Corporation Japan	12,625
2,896	Palo Alto Networks, Inc.[d]	538,164
21,393	Pandora Media, Inc.[d]	374,805
56,869	PayPal Holdings, Inc.[d]	2,200,830
12,300	Plantronics, Inc.	714,384
8,550	Polycom, Inc.[d]	97,299
25,159	Progress Software Corporation[d]	746,719
20,204	Proofpoint, Inc.[d]	1,307,199
28,215	QLIK Technologies, Inc.[d]	1,141,579
18,750	QUALCOMM, Inc.	1,207,312
13,570	Red Hat, Inc.[d]	1,073,116
34,980	Salesforce.com, Inc.[d]	2,564,034
3,367	Samsung Electronics Company, Ltd. GDR	1,707,069
1,600	SAP SE	114,949
10,552	ServiceNow, Inc.[d]	849,436
6,925	Skyworks Solutions, Inc.	662,515
15,865	Sonus Networks, Inc.[d]	128,031
13,550	Symantec Corporation	308,127
2,405	SYNNEX Corporation	181,890
7,334	Synopsys, Inc.[d]	372,861

Shares	Common Stock (31.7%)	Value

Information Technology (5.7%) - continued
20,400	Teradata Corporation[d]	$757,044
42,428	Teradyne, Inc.	817,163
21,230	Texas Instruments, Inc.	1,061,075
13,179	Textura Corporation[d]	382,191
3,100	Total System Services, Inc.	143,282
400	Trend Micro, Inc.	14,641
3,461	Tyler Technologies, Inc.[d]	482,948
6,894	Ultimate Software Group, Inc.[d]	1,269,944
11,400	Vantiv, Inc.[d]	501,600
21,020	Veeco Instruments, Inc.[d]	543,998
60,719	Virtusa Corporation[d]	2,910,869
45,330	Visa, Inc.	3,415,162
8,988	VMware, Inc.[d]	801,100
4,200	WebMD Health Corporation[d]	183,036
10,235	Western Digital Corporation	880,824
95,350	Xerox Corporation	1,050,757
13,577	Xilinx, Inc.	566,840

	Total	113,232,317

Materials (1.4%)
9,195	Agnico Eagle Mines, Ltd.	203,485
6,289	Airgas, Inc.	641,604
5,656	Albemarle Corporation	306,555
55,809	Alcoa, Inc.	550,835
6,233	American Vanguard Corporation	79,907
300	APERAM[d]	11,051
5,769	AptarGroup, Inc.	391,081
6,458	Avery Dennison Corporation	392,969
16,771	Axalta Coating Systems, Ltd.[d]	533,486
6,140	Balchem Corporation	347,954
8,952	Ball Corporation	607,304
54,498	Barrick Gold Corporation	384,756
15,000	Berry Plastics Group, Inc.[d]	488,400
5,800	BillerudKorsnas AB	89,098
5,600	Boral, Ltd.	27,127
2,400	Buzzi Unicem SPA	40,972
6,251	Carpenter Technology Corporation	234,663
19,155	Celanese Corporation	1,262,698
12,188	CF Industries Holdings, Inc.	721,530
40,243	Chemtura Corporation[d]	1,103,865
4,786	Clearwater Paper Corporation[d]	281,656
1,450	Compass Minerals International, Inc.	116,000
21,279	Crown Holdings, Inc.[d]	1,096,081
6,200	Daicel Corporation	84,035
14,810	Dow Chemical Company	696,959
2,000	DOWA Holdings Company, Ltd.	19,003
8,331	Eagle Materials, Inc.	642,653
6,950	Eastman Chemical Company	544,880
31,219	Eldorado Gold Corporation	107,393
12,112	FMC Corporation	587,916
7,042	Franco-Nevada Corporation	285,483
46,609	Freeport-McMoRan, Inc.	547,656
37,933	Goldcorp, Inc.	503,750
39,183	Graphic Packaging Holding Company	591,663
2,100	Hokuetsu Kishu Paper Company, Ltd.	12,541
600	Holmen AB	17,117
43,110	Horsehead Holding Corporation[d]	356,951
11,394	Innospec, Inc.	492,790
27,242	International Paper Company	1,304,075
51,404	Kinross Gold Corporation[d]	93,555
4,183	Martin Marietta Materials, Inc.	655,978
4,643	Minerals Technologies, Inc.	300,634
2,000	Mondi plc	48,010
12,555	Myers Industries, Inc.	189,957
23,008	Newmont Mining Corporation	395,047

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
20

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Shares	Common Stock (31.7%)	Value

Materials (1.4%) - continued
5,000	Nippon Steel & Sumitomo Metal Corporation	$11,810
28,469	Norsk Hydro ASA	106,167
14,400	Nucor Corporation	635,616
7,721	OceanaGold Corporation	13,342
2,000	Oji Holdings Corporation	8,745
31,077	Owens-Illinois, Inc.[d]	663,494
17,941	Packaging Corporation of America	1,270,043
35,229	PolyOne Corporation	1,207,298
3,000	Rengo Company, Ltd.	11,615
16,217	Rock-Tenn Company[d]	1,022,644
3,186	Royal Gold, Inc.	160,638
5,900	RPM International, Inc.	276,533
1,440	Ryerson Holding Corporation[d]	9,749
11,810	Sealed Air Corporation	627,938
2,000	Silgan Holdings, Inc.	106,940
18,047	Silver Wheaton Corporation	236,055
4,350	Southern Copper Corporation	121,191
62,649	Steel Dynamics, Inc.	1,254,859
7,537	Stillwater Mining Company[d]	71,752
5,000	Sumitomo Metal Mining Company, Ltd.	67,226
2,000	Sumitomo Seika Chemicals Company, Ltd.	13,689
31,490	Teck Resources, Ltd.	231,137
4,300	UPM-Kymmene Oyj	79,428
2,100	Vedanta Resources plc	13,065
5,859	Vulcan Materials Company	533,286
22,592	Wausau Paper Corporation	199,713
7,600	Westlake Chemical Corporation	474,772
41,533	Yamana Gold, Inc.	81,405
3,250	Yara International ASA	161,701

	Total	28,062,974

Telecommunications Services (0.2%)
21,800	Bezeq Israel Telecommunication Corporation, Ltd.	40,205
12,681	BT Group plc	91,772
3,400	Elisa Oyj	114,523
3,000	Freenet AG	102,954
49,137	KCOM Group plc	72,514
4,289	Level 3 Communications, Inc.[d]	216,595
3,600	Nippon Telegraph & Telephone Corporation	138,646
7,400	Orange SA	121,732
1,800	Proximus SA	67,853
8,415	SBA Communications Corporation[d]	1,015,859
2,000	Tele2 AB	20,807
59,800	Telstra Corporation, Ltd.	283,159
24,553	Verizon Communications, Inc.	1,148,835
29,200	Vonage Holdings Corporation[d]	186,588

	Total	3,622,042

Utilities (0.7%)
56,300	A2A SPA	71,877
4,800	AGL Resources, Inc.	230,784
4,100	Atmos Energy Corporation	226,730
3,268	Black Hills Corporation	136,145
6,947	Cleco Corporation	378,125
2,500	CLP Holdings, Ltd.	21,231
6,200	DTE Energy Company	498,852
11,220	Dynegy, Inc.[d]	292,281
2,400	E.ON SE	31,695
10,250	Edison International, Inc.	615,103
7,001	El Paso Electric Company	255,046
38,500	Electricidade de Portugal SA	142,402

Shares	Common Stock (31.7%)	Value

Utilities (0.7%) - continued
22,400	Enel SPA	$105,256
7,400	Entergy Corporation	525,548
27,407	FirstEnergy Corporation	930,742
1,400	Hokuriku Electric Power Company	21,521
7,820	Laclede Group, Inc.	423,140
1,015	National Grid plc	13,508
11,830	NiSource, Inc.	206,552
9,510	NorthWestern Corporation	512,018
22,095	NRG Energy, Inc.	496,033
4,000	Osaka Gas Company, Ltd.	15,994
42,987	PG&E Corporation	2,257,247
7,983	PNM Resources, Inc.	210,592
9,360	Portland General Electric Company	337,054
16,020	Public Service Enterprise Group, Inc.	667,553
14,100	Redes Energeticas Nacionais SGPS SA	42,259
9,799	SCANA Corporation	536,985
11,347	Sempra Energy	1,154,898
1,306	Severn Trent plc	44,901
23,100	Southern Company	1,033,263
6,076	Southwest Gas Corporation	342,322
2,000	Toho Gas Company, Ltd.	11,948
7,600	United Utilities Group plc	105,720
6,400	Westar Energy, Inc.	240,960
22,450	Wisconsin Energy Corporation	1,100,050

	Total	14,236,335

	Total Common Stock (cost $568,664,886)	626,908,581

Principal Amount	Long-Term Fixed Income (9.8%)	Value

Asset-Backed Securities (0.6%)
	Access Group, Inc.
202,662	0.691%, 2/25/2036[f,g]	198,577
	Ares CLO, Ltd.
450,000	1.576%, 10/12/2023*,g	449,017
	BA Credit Card Trust
250,000	0.567%, 6/15/2021[g]	250,011
	Barclays Dryrock Issuance Trust
500,000	0.547%, 12/16/2019[g]	499,844
	Betony CLO, Ltd.
125,000	1.799%, 4/15/2027*,g	124,963
	Capital One Multi-Asset Execution Trust
500,000	0.567%, 1/18/2022[g]	500,328
	Chase Issuance Trust
175,000	1.590%, 2/18/2020	175,834
150,000	1.620%, 7/15/2020	150,129
	Chesapeake Funding, LLC
124,222	0.638%, 1/7/2025[f,g]	124,276
	Countrywide Asset-Backed Certificates
178,442	5.530%, 4/25/2047	189,748
	Edlinc Student Loan Funding Trust
146,908	3.170%, 10/1/2025*,g	148,744
	Enterprise Fleet Financing, LLC
69,084	1.060%, 3/20/2019[f]	69,091
356,127	0.870%, 9/20/2019[f]	355,506
	FirstEnergy Ohio PIRB Special Purpose Trust
94,128	0.679%, 1/15/2019	94,034
	Ford Credit Auto Owner Trust
175,000	2.260%, 11/15/2025[f]	176,716
	Golden Credit Card Trust
250,000	0.617%, 9/15/2018[f,g]	250,123

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
21

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (9.8%)	Value

Asset-Backed Securities (0.6%) - continued
	GoldenTree Loan Opportunities IX, Ltd.
$150,000	1.804%, 10/29/2026*,g	$149,325
	Golub Capital Partners CLO 23M, Ltd.
400,000	1.485%, 5/5/2027*,g	399,490
	Morgan Stanley Bank of America Merrill Lynch Trust
400,000	3.176%, 8/15/2045	411,445
400,000	3.246%, 12/15/2047	404,216
	Morgan Stanley Capital, Inc.
529,274	0.341%, 2/25/2037[g]	319,704
	OZLM VIII, Ltd.
140,000	1.729%, 10/17/2026*,g	139,751
	Race Point IX CLO, Ltd.
325,000	1.768%, 4/15/2027*,g	324,536
	Renaissance Home Equity Loan Trust
2,410,879	5.746%, 5/25/2036[h]	1,699,668
1,780,000	6.011%, 5/25/2036[h]	1,252,673
	SLM Student Loan Trust
460,715	0.787%, 8/15/2022[f,g]	460,235
218,546	0.695%, 4/25/2023[f,g]	217,975
200,000	1.237%, 5/17/2027[f,g]	199,890
	UBS Commercial Mortgage Trust
600,000	3.400%, 5/10/2045	624,210
	Volvo Financial Equipment, LLC
154,822	0.740%, 3/15/2017[f]	154,812
	World Financial Network Credit Card Master Trust
300,000	0.910%, 3/16/2020	300,185
	World Omni Master Owner Trust
240,000	0.537%, 2/15/2018[f,g]	240,000

	Total	11,055,056

Basic Materials (0.1%)
	Albemarle Corporation
40,000	3.000%, 12/1/2019	40,218
	ArcelorMittal
275,000	6.250%, 3/1/2021	277,750
	Freeport-McMoRan, Inc.
231,000	2.375%, 3/15/2018	215,408
78,000	3.875%, 3/15/2023	64,058
	Georgia-Pacific, LLC
90,000	2.539%, 11/15/2019[f]	90,339
	Glencore Funding, LLC
65,000	1.349%, 4/16/2018[f,g]	64,963
128,000	2.875%, 4/16/2020[f]	123,154
	Hexion US Finance Corporation
125,000	8.875%, 2/1/2018	108,750
	LyondellBasell Industries NV
120,000	6.000%, 11/15/2021	136,475
	Packaging Corporation of America
130,000	4.500%, 11/1/2023	135,911
	Sappi Papier Holding GmbH
160,000	6.625%, 4/15/2021[f]	166,000
	Yamana Gold, Inc.
135,000	4.950%, 7/15/2024	121,793

	Total	1,544,819

Capital Goods (0.1%)
	Boeing Company
30,000	3.500%, 3/1/2045	27,050
	CNH Capital, LLC
275,000	3.625%, 4/15/2018	278,381

Principal Amount	Long-Term Fixed Income (9.8%)	Value

Capital Goods (0.1%) - continued
	Crown Americas Capital Corporation IV
$275,000	4.500%, 1/15/2023	$266,750
	Harsco Corporation
107,000	2.700%, 10/15/2015	107,134
	L-3 Communications Corporation
144,000	1.500%, 5/28/2017	142,748
	Lockheed Martin Corporation
125,000	3.800%, 3/1/2045	110,923
	Martin Marietta Materials, Inc.
90,000	1.382%, 6/30/2017[g]	89,707
	Northrop Grumman Corporation
120,000	3.850%, 4/15/2045	105,716
	Owens-Brockway Glass Container, Inc.
185,000	5.000%, 1/15/2022[f]	185,000
	Reynolds Group Issuer, Inc.
273,154	5.750%, 10/15/2020	282,714
	Roper Industries, Inc.
144,000	2.050%, 10/1/2018	143,690
	Textron, Inc.
60,000	5.600%, 12/1/2017	64,734
70,000	5.950%, 9/21/2021	80,543
	Waste Management, Inc.
35,000	3.125%, 3/1/2025	33,907

	Total	1,918,997

Collateralized Mortgage Obligations (0.6%)
	Alm Loan Funding CLO
140,000	1.719%, 10/17/2026*,g	139,693
	Apidos CLO XVIII
135,000	1.707%, 7/22/2026*,g	133,896
	Babson CLO, Ltd.
140,000	1.564%, 10/17/2026*,g	139,449
	Birchwood Park CLO, Ltd.
140,000	1.729%, 7/15/2026*,g	139,752
	BlueMountain CLO, Ltd.
140,000	1.769%, 10/15/2026*,g	139,214
	Carlyle Global Market Strategies CLO, Ltd.
150,000	1.583%, 7/20/2023*,g	149,378
150,000	1.674%, 10/15/2026*,g	150,127
	Cent CLO 16, LP
140,000	1.528%, 8/1/2024*,g	139,176
	Cent CLO 22, Ltd.
150,000	1.756%, 11/7/2026*,g	149,136
	Citigroup Mortgage Loan Trust, Inc.
240,937	5.500%, 11/25/2035	222,076
	CitiMortgage Alternative Loan Trust
793,848	5.750%, 4/25/2037	680,469
	Countrywide Alternative Loan Trust
219,306	5.071%, 10/25/2035	199,626
139,523	6.500%, 8/25/2036	107,389
157,516	6.000%, 1/25/2037	144,900
694,941	5.500%, 5/25/2037	584,315
589,932	7.000%, 10/25/2037	423,071
	Countrywide Home Loans, Inc.
279,818	5.750%, 4/25/2037	254,785
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
86,815	5.500%, 10/25/2021	84,002
218,075	6.000%, 10/25/2021	192,242
	Dryden 34 Senior Loan Fund CLO
140,000	1.719%, 10/15/2026*,g	139,692

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
22

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (9.8%)	Value

Collateralized Mortgage Obligations (0.6%) - continued
	Federal Home Loan Mortgage Corporation
$485,267	3.000%, 2/15/2033[i]	$64,429
	Federal National Mortgage Association
1,028,408	3.500%, 1/25/2033[i]	144,640
	Galaxy XX CLO, Ltd.
450,000	1.731%, 7/20/2027*,g	448,700
	J.P. Morgan Mortgage Trust
76,077	2.555%, 10/25/2036	68,325
621,285	0.571%, 1/25/2037[g]	398,750
699,408	6.250%, 8/25/2037	552,593
	Limerock CLO III, LLC
450,000	1.817%, 10/20/2026*,g	448,282
	Madison Park Funding XIV CLO, Ltd.
150,000	1.737%, 7/20/2026*,g	149,811
	Madison Park Funding, Ltd.
400,000	1.570%, 8/15/2022*,g	399,336
	Magnetite XII, Ltd.
450,000	1.789%, 4/15/2027*,g	449,765
	MASTR Alternative Loans Trust
184,658	6.500%, 7/25/2034	189,073
379,820	0.641%, 12/25/2035[g]	198,735
	Merrill Lynch Alternative Note Asset Trust
185,177	6.000%, 3/25/2037	168,813
	Mountain View CLO, Ltd.
450,000	1.739%, 7/15/2027*,g	445,524
	Neuberger Berman CLO, Ltd.
100,000	1.749%, 8/4/2025*,g	99,417
	NZCG Funding CLO, Ltd.
450,000	1.812%, 4/27/2027*,g	450,240
	Octagon Investment Partners XX CLO, Ltd.
140,000	1.720%, 8/12/2026*,g	139,756
	OHA Loan Funding, Ltd.
450,000	1.817%, 10/20/2026*,g	448,273
	Residential Asset Securitization Trust
574,426	0.571%, 8/25/2037[g]	197,607
	Sequoia Mortgage Trust
413,914	2.779%, 9/20/2046	330,863
	Shackleton VII CLO, Ltd.
450,000	1.797%, 4/15/2027*,g	449,986
	Symphony CLO XV, Ltd.
450,000	1.739%, 10/17/2026*,g	449,810
	Symphony CLO, Ltd.
137,895	1.383%, 1/9/2023*,g	137,524
	Voya CLO 3, Ltd.
140,000	1.715%, 7/25/2026*,g	139,647
	WaMu Mortgage Pass Through Certificates
124,524	2.246%, 9/25/2036	112,073
252,107	2.281%, 10/25/2036	224,962

	Total	11,619,322

Commercial Mortgage-Backed Securities (0.3%)
	Commercial Mortgage Pass-Through Certificates
360,000	1.237%, 6/8/2030[f,g]	359,436
	Credit Suisse First Boston Mortgage Securities
1,300,000	5.542%, 1/15/2049	1,366,117

Principal Amount	Long-Term Fixed Income (9.8%)	Value

Commercial Mortgage-Backed Securities (0.3%) - continued
	Credit Suisse Mortgage Capital Certificates
$825,000	5.509%, 9/15/2039	$857,084
	Federal Home Loan Mortgage Corporation Multi Family Structured Pass Thru Certificates
149,561	0.727%, 12/25/2016	149,706
	Federal National Mortgage Association
269,401	1.272%, 1/25/2017	270,574
	Greenwich Capital Commercial Funding Corporation
900,000	5.867%, 12/10/2049	959,201
	GS Mortgage Securities Trust
700,000	3.666%, 9/10/2047	728,120
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
300,000	1.136%, 12/15/2028[f,g]	299,951
750,000	5.885%, 2/12/2049	792,912
	JPMBB Commercial Mortgage Securities Trust
325,000	3.231%, 1/15/2048	326,279
	LSTAR Commercial Mortgage Trust
71,738	1.519%, 1/20/2041[f]	71,747
	Morgan Stanley Capital, Inc.
450,000	5.406%, 3/15/2044	472,604
	SCG Trust
150,000	1.587%, 11/15/2026[f,g]	149,873

	Total	6,803,604

Communications Services (0.4%)
	21st Century Fox America, Inc.
120,000	6.900%, 3/1/2019	139,135
	AMC Networks, Inc.
275,000	4.750%, 12/15/2022	277,063
	America Movil SAB de CV
90,000	5.000%, 10/16/2019	98,864
	American Tower Corporation
20,000	2.800%, 6/1/2020	19,812
120,000	3.450%, 9/15/2021	119,994
	AT&T, Inc.
60,000	1.212%, 6/30/2020[g]	60,257
112,000	3.875%, 8/15/2021	115,325
95,000	3.000%, 6/30/2022	91,927
125,000	5.550%, 8/15/2041	128,030
95,000	4.750%, 5/15/2046	87,621
	British Sky Broadcasting Group plc
110,000	2.625%, 9/16/2019[f]	109,947
	CBS Corporation
116,000	4.000%, 1/15/2026	114,609
	CCO Holdings, LLC
275,000	7.375%, 6/1/2020	290,869
	CCO Safari II, LLC
87,000	6.834%, 10/23/2055[f]	89,468
58,000	3.579%, 7/23/2020[f]	58,171
58,000	4.908%, 7/23/2025[f]	58,128
	CenturyLink, Inc.
210,000	6.450%, 6/15/2021	214,200
	Columbus International, Inc.
150,000	7.375%, 3/30/2021[f]	159,375
	Comcast Corporation
160,000	4.400%, 8/15/2035	161,629
58,000	4.650%, 7/15/2042	59,454
78,000	4.750%, 3/1/2044	81,522

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
23

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (9.8%)	Value

Communications Services (0.4%) - continued
	Cox Communications, Inc.
$68,000	9.375%, 1/15/2019[f]	$82,113
	Crown Castle International Corporation
245,000	5.250%, 1/15/2023	256,637
	Crown Castle Towers, LLC
45,000	4.174%, 8/15/2017[f]	46,619
	Digicel, Ltd.
275,000	6.000%, 4/15/2021[f]	259,188
	DIRECTV Holdings, LLC
65,000	5.875%, 10/1/2019	73,434
125,000	6.350%, 3/15/2040	135,975
	FairPoint Communications, Inc.
200,000	8.750%, 8/15/2019[f]	210,000
	Hughes Satellite Systems Corporation
247,000	6.500%, 6/15/2019	271,052
	Intelsat Jackson Holdings SA
275,000	7.250%, 4/1/2019	272,594
	Level 3 Financing, Inc.
275,000	8.625%, 7/15/2020	293,562
	McGraw Hill Financial, Inc.
80,000	4.000%, 6/15/2025[f]	80,484
	Numericable-SFR
275,000	6.000%, 5/15/2022[f]	279,813
	Scripps Networks Interactive, Inc.
130,000	2.800%, 6/15/2020	128,700
	SES Global Americas Holdings GP
135,000	2.500%, 3/25/2019[f]	134,235
	Sprint Corporation
265,000	7.625%, 2/15/2025	245,788
	Telefonica Emisiones SAU
122,000	3.192%, 4/27/2018	125,362
65,000	7.045%, 6/20/2036	80,061
	Time Warner Entertainment Company, LP
160,000	8.375%, 3/15/2023	199,182
	Time Warner, Inc.
128,000	3.600%, 7/15/2025	123,746
95,000	6.250%, 3/29/2041	110,008
	T-Mobile USA, Inc.
275,000	6.125%, 1/15/2022	287,375
	Unitymedia Hessen GmbH & Company KG
165,000	5.500%, 1/15/2023[f]	168,094
	UPCB Finance V, Ltd.
247,500	7.250%, 11/15/2021[f]	266,681
	Verizon Communications, Inc.
130,000	1.053%, 6/17/2019[g]	129,891
25,000	2.625%, 2/21/2020	24,973
190,000	3.000%, 11/1/2021	188,564
238,000	5.150%, 9/15/2023	261,947
8,000	6.400%, 9/15/2033	9,249
20,000	5.050%, 3/15/2034	20,158
117,000	4.272%, 1/15/2036[f]	106,048
24,000	6.550%, 9/15/2043	28,354
128,000	4.522%, 9/15/2048[f]	113,746
	Wind Acquisition Finance SA
175,000	4.750%, 7/15/2020[f]	178,938

	Total	7,727,971

Consumer Cyclical (0.2%)
	Cinemark USA, Inc.
275,000	4.875%, 6/1/2023	270,531

Principal Amount	Long-Term Fixed Income (9.8%)	Value

Consumer Cyclical (0.2%) - continued
	CVS Health Corporation
$40,000	2.250%, 8/12/2019	$40,042
145,000	4.875%, 7/20/2035	149,911
72,000	6.125%, 9/15/2039	85,481
	Ford Motor Company
56,000	7.450%, 7/16/2031	71,530
	Ford Motor Credit Company, LLC
70,000	5.000%, 5/15/2018	75,157
95,000	2.597%, 11/4/2019	94,544
	General Motors Company
120,000	6.250%, 10/2/2043	131,025
	General Motors Financial Company, Inc.
275,000	3.250%, 5/15/2018	278,568
90,000	4.000%, 1/15/2025	86,557
135,000	4.300%, 7/13/2025	133,227
	Hilton Worldwide Finance, LLC
275,000	5.625%, 10/15/2021	286,344
	Home Depot, Inc.
64,000	2.625%, 6/1/2022	63,293
	Hyundai Capital America
50,000	2.000%, 3/19/2018[f]	49,999
	Jaguar Land Rover Automotive plc
275,000	5.625%, 2/1/2023[f]	277,750
	KB Home
140,000	4.750%, 5/15/2019	139,650
	L Brands, Inc.
275,000	5.625%, 2/15/2022	295,281
	Lennar Corporation
275,000	4.125%, 12/1/2018	279,125
	Macy’s Retail Holdings, Inc.
40,000	4.375%, 9/1/2023	42,410
95,000	3.625%, 6/1/2024	93,940
	MGM Resorts International
275,000	6.000%, 3/15/2023[j]	279,813
	Six Flags Entertainment Corporation
185,000	5.250%, 1/15/2021[f]	190,550
	Toll Brothers Finance Corporation
42,000	8.910%, 10/15/2017	48,090
74,000	4.000%, 12/31/2018	76,035
	United Rentals, Inc.
275,000	5.500%, 7/15/2025	262,969

	Total	3,801,822

Consumer Non-Cyclical (0.3%)
	AbbVie, Inc.
23,000	1.800%, 5/14/2018	22,937
110,000	2.500%, 5/14/2020	109,324
80,000	3.600%, 5/14/2025	78,813
	Actavis Funding SCS
95,000	4.550%, 3/15/2035	89,268
95,000	4.850%, 6/15/2044	91,355
	Altria Group, Inc.
170,000	2.850%, 8/9/2022	164,594
	Amgen, Inc.
55,000	2.125%, 5/1/2020	54,106
130,000	2.700%, 5/1/2022	126,254
65,000	3.125%, 5/1/2025	61,804
	B&G Foods, Inc.
200,000	4.625%, 6/1/2021	199,000
	BAT International Finance plc
80,000	0.796%, 6/15/2018[f,g]	79,953
	Becton, Dickinson and Company
108,000	6.375%, 8/1/2019	123,544

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
24

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (9.8%)	Value

Consumer Non-Cyclical (0.3%) - continued
	Boston Scientific Corporation
$75,000	6.000%, 1/15/2020	$84,599
125,000	4.125%, 10/1/2023	127,722
	Bunge Limited Finance Corporation
108,000	8.500%, 6/15/2019	130,513
	Cardinal Health, Inc.
45,000	1.950%, 6/15/2018	45,076
48,000	4.900%, 9/15/2045	48,316
	CHS/Community Health Systems, Inc.
275,000	7.125%, 7/15/2020	292,875
	Church & Dwight Company, Inc.
50,000	2.450%, 12/15/2019	50,261
	Cigna Corporation
95,000	5.375%, 2/15/2042	100,873
	EMD Finance, LLC
85,000	0.633%, 3/17/2017[f,g]	84,956
128,000	2.950%, 3/19/2022[f]	125,432
	Forest Laboratories, Inc.
150,000	4.375%, 2/1/2019[f]	158,658
	Fresenius Medical Care US Finance II, Inc.
275,000	5.875%, 1/31/2022[f]	297,000
	H. J. Heinz Company
125,000	3.500%, 7/15/2022[f]	126,055
	HCA, Inc.
275,000	3.750%, 3/15/2019	278,953
	Hospira, Inc.
55,000	6.050%, 3/30/2017	59,050
95,000	5.800%, 8/12/2023	110,861
95,000	5.600%, 9/15/2040	108,826
	IMS Health, Inc.
360,000	6.000%, 11/1/2020[f]	372,600
	JBS USA, LLC
275,000	5.750%, 6/15/2025[f]	272,510
	JM Smucker Company
100,000	4.375%, 3/15/2045[f]	93,422
	Kraft Foods Group, Inc.
125,000	5.000%, 6/4/2042	127,424
	Laboratory Corporation of America Holdings
60,000	2.625%, 2/1/2020	59,734
120,000	4.700%, 2/1/2045	111,515
	McKesson Corporation
65,000	3.796%, 3/15/2024	66,038
75,000	4.883%, 3/15/2044	75,223
	Medco Health Solutions, Inc.
51,000	7.125%, 3/15/2018	57,829
	Medtronic, Inc.
130,000	4.375%, 3/15/2035[f]	130,118
	Merck & Company, Inc.
65,000	0.654%, 2/10/2020[g]	64,697
30,000	3.700%, 2/10/2045	27,493
	Mondelez International, Inc.
91,000	0.798%, 2/1/2019[g]	90,005
	Ortho-Clinical Diagnostics, Inc.
185,000	6.625%, 5/15/2022[f]	170,663
	Pernod Ricard SA
72,000	5.750%, 4/7/2021[f]	81,314
	Reynolds American, Inc.
90,000	2.300%, 8/21/2017[f,j]	90,787
147,000	5.700%, 8/15/2035	155,376
100,000	5.850%, 8/15/2045	107,526
	Roche Holdings, Inc.
130,000	4.000%, 11/28/2044[f]	129,520

Principal Amount	Long-Term Fixed Income (9.8%)	Value

Consumer Non-Cyclical (0.3%) - continued
	SABMiller Holdings, Inc.
$64,000	3.750%, 1/15/2022[f]	$66,172
64,000	4.950%, 1/15/2042[f]	67,095
	Safeway, Inc.
4,000	3.400%, 12/1/2016	4,010
	Spectrum Brands Escrow Corporation
120,000	6.375%, 11/15/2020	127,800
	Spectrum Brands, Inc.
120,000	5.750%, 7/15/2025[f]	123,576
	Tenet Healthcare Corporation
275,000	8.125%, 4/1/2022	308,517
	UnitedHealth Group, Inc.
35,000	3.350%, 7/15/2022	35,713
130,000	4.625%, 7/15/2035	135,009
	WM Wrigley Jr. Company
60,000	2.000%, 10/20/2017[f]	60,453
	Zimmer Holdings, Inc.
96,000	4.450%, 8/15/2045	89,765

	Total	6,732,882

Energy (0.2%)
	Boardwalk Pipelines, Ltd.
102,000	5.875%, 11/15/2016	105,932
	BP Capital Markets plc
64,000	3.062%, 3/17/2022	63,991
110,000	3.535%, 11/4/2024	108,922
	Buckeye Partners, LP
107,000	2.650%, 11/15/2018	106,730
	CNOOC Nexen Finance
108,000	1.625%, 4/30/2017	107,985
	CNPC General Capital, Ltd.
72,000	2.750%, 4/19/2017[f]	73,044
	Columbia Pipeline Group, Inc.
40,000	2.450%, 6/1/2018[f]	40,258
	Concho Resources, Inc.
273,154	5.500%, 10/1/2022	273,154
	Crestwood Midstream Partners, LP
155,000	6.125%, 3/1/2022	153,063
	El Paso, LLC
85,000	7.800%, 8/1/2031	96,067
	Enbridge, Inc.
90,000	0.734%, 6/2/2017[g]	88,975
	Energy Transfer Partners, LP
111,000	4.650%, 6/1/2021	113,798
90,000	4.900%, 3/15/2035	80,194
	Enterprise Products Operating, LLC
20,000	1.650%, 5/7/2018	19,938
120,000	2.550%, 10/15/2019	120,316
48,000	5.100%, 2/15/2045	46,636
	EQT Corporation
53,000	5.150%, 3/1/2018	55,665
55,000	8.125%, 6/1/2019	65,111
	Hess Corporation
112,000	8.125%, 2/15/2019	132,196
	Kinder Morgan, Inc.
75,000	5.000%, 2/15/2021[f]	78,381
82,000	5.300%, 12/1/2034	76,075
	Linn Energy, LLC
273,154	6.250%, 11/1/2019	165,428
	Magellan Midstream Partners, LP
30,000	4.200%, 3/15/2045	26,061
	Marathon Oil Corporation
165,000	2.700%, 6/1/2020	163,605

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
25

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (9.8%)	Value

Energy (0.2%) - continued
	Marathon Petroleum Corporation
$30,000	3.625%, 9/15/2024	$29,476
60,000	4.750%, 9/15/2044	55,790
	MarkWest Energy Partners, LP
275,000	4.875%, 12/1/2024	268,125
	MEG Energy Corporation
275,000	6.500%, 3/15/2021[f]	256,988
	NiSource Finance Corporation
95,000	5.650%, 2/1/2045	110,294
	Offshore Group Investment, Ltd.
275,000	7.500%, 11/1/2019[j]	147,125
	Petroleos Mexicanos
65,000	3.500%, 1/30/2023	61,661
80,000	2.378%, 4/15/2025	80,571
	Regency Energy Partners, LP
275,000	5.000%, 10/1/2022	275,449
	Sabine Pass Liquefaction, LLC
275,000	5.625%, 3/1/2025[f]	270,875
	Shell International Finance BV
60,000	0.729%, 5/11/2020[g]	59,860
	Southwestern Energy Company
75,000	7.500%, 2/1/2018	82,964
	Spectra Energy Partners, LP
64,000	4.500%, 3/15/2045	56,194
	Suncor Energy, Inc.
95,000	3.600%, 12/1/2024	94,053
	Valero Energy Corporation
96,000	4.900%, 3/15/2045	90,565
	Williams Companies, Inc.
72,000	7.875%, 9/1/2021	82,978

	Total	4,384,493

Financials (0.7%)
	Abbey National Treasury Services plc
48,000	3.050%, 8/23/2018	49,786
	Air Lease Corporation
75,000	2.125%, 1/15/2018	74,237
	Ally Financial, Inc.
180,000	3.750%, 11/18/2019	179,100
	American Express Credit Corporation
130,000	0.836%, 3/18/2019[g]	129,297
	American International Group, Inc.
55,000	2.300%, 7/16/2019	55,069
120,000	3.875%, 1/15/2035	109,010
	Aviation Capital Group Corporation
48,000	3.875%, 9/27/2016[f]	48,724
	Banco Santander Chile
155,000	1.186%, 4/11/2017[f,g]	154,259
	Bank of America Corporation
135,000	1.351%, 3/22/2018[g]	136,116
110,000	1.154%, 4/1/2019[g]	110,421
125,000	3.300%, 1/11/2023	123,219
60,000	4.000%, 4/1/2024	61,436
90,000	4.000%, 1/22/2025	88,288
63,000	5.875%, 2/7/2042	73,941
111,000	8.000%, 12/29/2049[k]	117,438
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
55,000	2.850%, 9/8/2021[f]	55,015
	Barclays Bank plc
90,000	10.179%, 6/12/2021[f]	118,885
	Barclays plc
90,000	2.750%, 11/8/2019	89,599
	BB&T Corporation
55,000	1.004%, 1/15/2020[g]	54,794

Principal Amount	Long-Term Fixed Income (9.8%)	Value

Financials (0.7%) - continued
	BBVA Banco Continental SA
$109,000	2.250%, 7/29/2016[f]	$109,370
	BioMed Realty, LP
108,000	2.625%, 5/1/2019	107,894
	BPCE SA
96,000	5.700%, 10/22/2023[f]	102,688
	Caisse Centrale Desjardins du Quebec
75,000	0.959%, 1/29/2018[f,g]	75,296
	Capital One Financial Corporation
70,000	6.150%, 9/1/2016	73,427
90,000	2.450%, 4/24/2019	89,980
	Citigroup, Inc.
73,000	6.000%, 8/15/2017	79,099
90,000	1.054%, 4/8/2019[g]	89,795
122,000	8.500%, 5/22/2019	148,768
89,000	4.050%, 7/30/2022	91,435
235,000	4.400%, 6/10/2025	236,852
	CoBank ACB
50,000	0.886%, 6/15/2022*,g	47,161
	Compass Bank
90,000	2.750%, 9/29/2019	89,834
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
72,000	3.950%, 11/9/2022	72,037
	Credit Agricole SA
110,000	1.089%, 4/15/2019[f,g]	109,904
250,000	2.750%, 6/10/2020[f]	251,821
	Credit Suisse AG
73,000	5.400%, 1/14/2020	80,960
	CyrusOne, LP
275,000	6.375%, 11/15/2022	284,625
	Denali Borrower, LLC
275,000	5.625%, 10/15/2020[f]	286,688
	Deutsche Bank AG
90,000	1.350%, 5/30/2017	89,518
	Discover Bank
90,000	8.700%, 11/18/2019	107,926
	Discover Financial Services
72,000	6.450%, 6/12/2017	78,017
	DnB Boligkreditt AS
224,000	1.450%, 3/21/2018[f]	224,126
	Duke Realty, LP
30,000	3.875%, 2/15/2021	31,042
90,000	4.375%, 6/15/2022	94,144
	ERP Operating, LP
32,000	3.375%, 6/1/2025	31,581
	European Investment Bank
165,000	1.875%, 3/15/2019	167,762
120,000	2.125%, 10/15/2021	121,064
	Fifth Third Bancorp
93,000	5.450%, 1/15/2017	97,927
52,000	2.875%, 7/27/2020	52,165
55,000	2.875%, 10/1/2021	54,971
	General Electric Capital Corporation
165,000	3.100%, 1/9/2023	165,716
132,000	6.750%, 3/15/2032	175,157
	Genworth Financial, Inc.
74,000	7.700%, 6/15/2020	81,492
	Goldman Sachs Group, Inc.
180,000	1.497%, 4/30/2018[g]	181,684
95,000	1.374%, 11/15/2018[g]	95,578
110,000	2.550%, 10/23/2019	110,656
117,000	5.375%, 3/15/2020	130,596
75,000	1.454%, 4/23/2020[g]	75,643

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
26

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (9.8%)	Value

Financials (0.7%) - continued
$121,000	5.250%, 7/27/2021	$134,693
150,000	3.500%, 1/23/2025	146,759
64,000	5.150%, 5/22/2045	63,399
	Hartford Financial Services Group, Inc.
84,000	5.125%, 4/15/2022	93,443
	HBOS plc
108,000	6.750%, 5/21/2018[f]	119,785
	HCP, Inc.
60,000	3.400%, 2/1/2025	56,116
	Health Care REIT, Inc.
27,000	2.250%, 3/15/2018	27,150
65,000	3.750%, 3/15/2023	64,556
45,000	4.000%, 6/1/2025	44,641
	HSBC Bank plc
180,000	0.914%, 5/15/2018[f,g]	179,801
	HSBC Holdings plc
62,000	5.250%, 3/14/2044	64,997
95,000	6.375%, 12/29/2049[k]	95,428
	Huntington Bancshares, Inc.
24,000	2.600%, 8/2/2018	24,313
	Hutchison Whampoa International 14, Ltd.
97,000	3.625%, 10/31/2024[f]	96,194
	Icahn Enterprises, LP
215,000	6.000%, 8/1/2020	226,288
	ING Capital Funding Trust III
90,000	3.882%, 12/29/2049[g,k]	89,550
	International Lease Finance Corporation
162,000	2.236%, 6/15/2016[g]	161,190
	Intesa Sanpaolo SPA
54,000	3.875%, 1/16/2018	55,777
	J.P. Morgan Chase & Company
75,000	1.800%, 1/25/2018	75,135
116,000	6.300%, 4/23/2019	132,595
60,000	2.250%, 1/23/2020	59,234
23,000	3.200%, 1/25/2023	22,823
120,000	3.625%, 5/13/2024	120,544
60,000	3.875%, 9/10/2024	59,261
240,000	3.125%, 1/23/2025	230,717
120,000	7.900%, 4/29/2049[k]	126,600
	Liberty Mutual Group, Inc.
28,000	4.950%, 5/1/2022[f]	30,492
25,000	6.500%, 5/1/2042[f]	29,760
	Liberty Property, LP
96,000	3.750%, 4/1/2025	93,763
	Lloyds Bank plc
85,000	0.806%, 3/16/2018[g]	84,975
	Lloyds Banking Group plc
108,000	5.920%, 9/29/2049[f,k]	108,000
	Merrill Lynch & Company, Inc.
210,000	6.050%, 5/16/2016	217,446
92,000	6.400%, 8/28/2017	100,409
	MetLife, Inc.
125,000	4.050%, 3/1/2045	117,417
	Mizuho Bank, Ltd.
108,000	1.850%, 3/21/2018[f]	107,929
	Morgan Stanley
180,000	6.625%, 4/1/2018	201,626
120,000	1.575%, 4/25/2018[g]	121,699
75,000	1.435%, 1/27/2020[g]	75,709
65,000	4.875%, 11/1/2022	68,941
126,000	4.100%, 5/22/2023	127,919
75,000	4.300%, 1/27/2045	71,296

Principal Amount	Long-Term Fixed Income (9.8%)	Value

Financials (0.7%) - continued
$80,000	5.550%, 12/29/2049[k]	$79,600
	MPT Operating Partnership, LP
185,000	5.500%, 5/1/2024	190,550
	National City Corporation
87,000	6.875%, 5/15/2019	100,510
	Prologis, LP
135,000	7.375%, 10/30/2019	159,271
	Prudential Financial, Inc.
55,000	2.350%, 8/15/2019	55,375
	Quicken Loans, Inc.
185,000	5.750%, 5/1/2025[f]	178,988
	Realty Income Corporation
27,000	2.000%, 1/31/2018	27,208
	Regions Bank
71,000	7.500%, 5/15/2018	81,051
	Reinsurance Group of America, Inc.
50,000	5.625%, 3/15/2017	53,016
81,000	5.000%, 6/1/2021	88,904
	Reliance Standard Life Global Funding II
85,000	2.500%, 4/24/2019[f]	85,569
	Royal Bank of Scotland Group plc
110,000	1.222%, 3/31/2017[g]	109,880
	Santander Holdings USA, Inc.
96,000	2.650%, 4/17/2020	94,568
	Simon Property Group, LP
42,000	10.350%, 4/1/2019	53,241
140,000	2.750%, 2/1/2023	136,350
	Skandinaviska Enskilda Banken AB
135,000	2.375%, 3/25/2019[f]	136,647
	SLM Corporation
35,000	3.875%, 9/10/2015	35,000
	SpareBank 1 Boligkreditt AS
224,000	1.250%, 5/2/2018[f]	222,859
	Sumitomo Mitsui Banking Corporation
90,000	0.869%, 1/16/2018[g]	89,804
	Svenska Handelsbanken AB
98,000	1.625%, 3/21/2018	98,275
120,000	0.773%, 6/17/2019[g]	119,945
	Swiss RE Capital I, LP
55,000	6.854%, 5/29/2049[f,k]	56,430
	Synchrony Financial
55,000	3.000%, 8/15/2019	55,435
50,000	1.509%, 2/3/2020[g]	49,354
60,000	3.750%, 8/15/2021	60,293
	UBS AG/Stamford, Connecticut
54,000	5.875%, 12/20/2017	59,225
	USB Realty Corporation
50,000	1.436%, 12/29/2049[f,g,k]	46,000
	Voya Financial, Inc.
109,000	2.900%, 2/15/2018	111,860
	Wells Fargo & Company
75,000	0.977%, 1/30/2020[g]	74,836
125,000	3.450%, 2/13/2023	124,676
125,000	3.000%, 2/19/2025	120,260

	Total	13,506,383

Foreign Government (<0.1%)
	Eksportfinans ASA
52,000	5.500%, 5/25/2016	53,419
	Export-Import Bank of Korea
75,000	2.250%, 1/21/2020	74,634

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
27

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (9.8%)	Value

Foreign Government (<0.1%) - continued
	Kommunalbanken AS
$125,000	1.500%, 10/22/2019[f]	$124,552

	Total	252,605

Mortgage-Backed Securities (2.6%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
3,925,000	3.000%, 8/1/2030[c]	4,068,784
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
226,748	1.960%, 6/1/2043[g]	233,713
3,675,000	4.000%, 8/1/2045[c]	3,901,817
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
3,550,000	3.500%, 8/1/2030[c]	3,744,141
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
523,558	2.054%, 3/1/2043[g]	541,998
524,052	1.728%, 7/1/2043[g]	537,042
336,771	2.013%, 7/1/2043[g]	347,350
331,031	2.067%, 8/1/2043[g]	342,311
10,250,000	3.500%, 9/1/2044[c]	10,616,758
10,625,000	3.500%, 8/1/2045[c]	11,025,264
8,400,000	4.000%, 9/1/2045[c]	8,915,484
7,315,000	4.500%, 9/1/2045[c]	7,922,773

	Total	52,197,435

Technology (0.1%)
	Amphenol Corporation
69,000	2.550%, 1/30/2019	69,727
	Apple, Inc.
60,000	0.577%, 5/6/2020[g]	59,775
125,000	3.200%, 5/13/2025	124,408
125,000	3.450%, 2/9/2045	107,175
	Cisco Systems, Inc.
80,000	0.593%, 6/15/2018[g]	79,840
	CommScope Technologies Finance, LLC
190,000	6.000%, 6/15/2025[f]	187,625
	Equinix, Inc.
185,000	5.750%, 1/1/2025	185,925
	Fidelity National Information Services, Inc.
126,000	1.450%, 6/5/2017	125,569
	First Data Corporation
111,000	7.375%, 6/15/2019[f]	115,784
	Freescale Semiconductor, Inc.
275,000	6.000%, 1/15/2022[f]	287,375
	Hewlett-Packard Company
124,000	5.400%, 3/1/2017	131,396
	Intel Corporation
30,000	3.100%, 7/29/2022	30,055
65,000	3.700%, 7/29/2025	65,615
	Iron Mountain, Inc.
275,000	6.000%, 8/15/2023	286,000
	Micron Semiconductor Asia Pte, Ltd.
59,500	1.258%, 1/15/2019	59,363
	Oracle Corporation
55,000	2.500%, 5/15/2022	53,448
160,000	2.950%, 5/15/2025	154,141

Principal Amount	Long-Term Fixed Income (9.8%)	Value

Technology (0.1%) - continued
	Plantronics, Inc.
$275,000	5.500%, 5/31/2023[f]	$279,125
	Qualcomm, Inc.
95,000	3.000%, 5/20/2022	92,389
	Seagate HDD Cayman
128,000	4.875%, 6/1/2027[f]	123,131
	Tyco Electronics Group SA
128,000	6.550%, 10/1/2017	141,248

	Total	2,759,114

Transportation (0.1%)
	Air Canada Pass Through Trust
50,000	3.875%, 3/15/2023[f]	48,875
	American Airlines Pass Through Trust
155,000	3.375%, 5/1/2027	150,737
	Avis Budget Car Rental, LLC
160,000	5.125%, 6/1/2022[f]	159,200
	Burlington Northern Santa Fe, LLC
125,000	5.050%, 3/1/2041	135,881
	Canadian Pacific Railway Company
30,000	7.125%, 10/15/2031	38,985
60,000	4.800%, 8/1/2045	60,423
	Continental Airlines, Inc.
58,601	4.150%, 4/11/2024	60,067
	CSX Corporation
42,000	3.700%, 11/1/2023	43,490
	Delta Air Lines, Inc.
63,000	6.750%, 5/23/2017	63,827
31,532	4.950%, 5/23/2019	33,424
11,644	4.750%, 5/7/2020	12,270
	ERAC USA Finance, LLC
30,000	2.800%, 11/1/2018[f]	30,648
90,000	4.500%, 2/15/2045[f]	82,680
	FedEx Corporation
155,000	3.900%, 2/1/2035	145,220
	Southwest Airlines Company
97,000	2.750%, 11/6/2019	98,389
	Union Pacific Corporation
45,000	3.875%, 2/1/2055	40,272
	Virgin Australia Holdings, Ltd.
35,354	5.000%, 10/23/2023[f]	36,812
	XPO Logistics, Inc.
250,000	6.500%, 6/15/2022[f]	245,937

	Total	1,487,137

U.S. Government and Agencies (3.3%)
	U.S. Treasury Bonds
550,000	5.250%, 11/15/2028	730,426
1,175,000	4.375%, 5/15/2040	1,493,168
16,030,000	3.000%, 5/15/2042	16,270,450
	U.S. Treasury Notes
2,665,000	1.500%, 10/31/2019	2,676,244
1,000,000	1.625%, 6/30/2020	1,004,141
8,350,000	1.875%, 6/30/2020	8,477,855
6,700,000	3.625%, 2/15/2044	7,623,340
	U.S. Treasury Notes, TIPS
12,240,102	0.125%, 4/15/2018	12,322,343
14,524,128	0.125%, 1/15/2023	14,208,678

	Total	64,806,645

Utilities (0.2%)
	AES Corporation
275,000	7.375%, 7/1/2021	301,812

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
28

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (9.8%)	Value

Utilities (0.2%) - continued
	American Electric Power Company, Inc.
$128,000	2.950%, 12/15/2022	$124,899
	Arizona Public Service Company
65,000	2.200%, 1/15/2020	64,735
	Berkshire Hathaway Energy Company
45,000	2.400%, 2/1/2020	45,015
	Calpine Corporation
275,000	5.375%, 1/15/2023	268,812
	Commonwealth Edison Company
125,000	3.700%, 3/1/2045	115,069
	Consolidated Edison Company of New York, Inc.
80,000	4.450%, 3/15/2044	80,899
	DCP Midstream Operating, LP
65,000	3.875%, 3/15/2023	55,075
	DCP Midstream, LLC
105,000	4.750%, 9/30/2021[f]	99,320
	DTE Electric Company
95,000	3.700%, 3/15/2045	88,363
	DTE Energy Company
25,000	2.400%, 12/1/2019	25,043
	Duke Energy Carolinas, LLC
64,000	3.750%, 6/1/2045	60,376
	Dynegy Finance I, Inc.
180,000	6.750%, 11/1/2019[f]	185,850
	EDP Finance BV
90,000	4.125%, 1/15/2020[f]	91,660
	Enel Finance International NV
37,000	6.250%, 9/15/2017[f]	40,418
	Energy Transfer Equity, LP
275,000	5.500%, 6/1/2027	269,500
	Eversource Energy
55,000	1.600%, 1/15/2018	55,264
	Exelon Generation Company, LLC
123,000	5.200%, 10/1/2019	135,598
50,000	2.950%, 1/15/2020	50,240
	ITC Holdings Corporation
30,000	4.050%, 7/1/2023	30,890
95,000	5.300%, 7/1/2043	101,442
	MidAmerican Energy Holdings Company
80,000	6.500%, 9/15/2037	100,186
	Monongahela Power Company
95,000	5.400%, 12/15/2043[f]	105,236
	Northern States Power Company
140,000	4.125%, 5/15/2044	139,879
	NRG Energy, Inc.
275,000	6.625%, 3/15/2023	279,125
	Oncor Electric Delivery Company, LLC
96,000	3.750%, 4/1/2045[f]	87,177
	Pacific Gas & Electric Company
121,000	5.625%, 11/30/2017	131,725
	PG&E Corporation
45,000	2.400%, 3/1/2019	45,170
	PPL Capital Funding, Inc.
54,000	3.500%, 12/1/2022	54,393
95,000	5.000%, 3/15/2044	100,308
	Sempra Energy
150,000	6.150%, 6/15/2018	168,056
60,000	2.400%, 3/15/2020	59,601
	Southern California Edison Company
35,000	2.400%, 2/1/2022	34,364

Principal Amount	Long-Term Fixed Income (9.8%)	Value

Utilities (0.2%) - continued
	Southwestern Electric Power Company
$65,000	3.900%, 4/1/2045	$57,945
	TransAlta Corporation
125,000	1.900%, 6/3/2017	123,755
	Xcel Energy, Inc.
55,000	1.200%, 6/1/2017	55,005

	Total	3,832,205

	Total Long-Term Fixed Income (cost $193,092,739)	194,430,490

Shares	Collateral Held for Securities Loaned (<0.1%)	Value

501,303	Thrivent Cash Management Trust	501,303

	Total Collateral Held for Securities Loaned (cost $501,303)	501,303

Shares or Principal Amount	Short-Term Investments (9.7%)[l]	Value

	Federal Home Loan Bank Discount Notes
22,000,000	0.065%, 8/5/2015	21,999,841
25,050,000	0.070%, 8/7/2015[e]	25,049,708
1,000,000	0.095%, 8/12/2015	999,971
2,300,000	0.080%, 8/18/2015	2,299,913
8,000,000	0.091%, 8/19/2015	7,999,636
23,000,000	0.086%, 8/21/2015[e]	22,998,901
2,000,000	0.055%, 8/26/2015	1,999,924
4,500,000	0.060%, 8/27/2015	4,499,805
2,000,000	0.081%, 9/2/2015	1,999,856
18,000,000	0.071%, 9/4/2015	17,998,801
1,000,000	0.085%, 9/8/2015	999,910
8,175,000	0.071%, 9/9/2015	8,174,369
9,000,000	0.076%, 9/11/2015[e]	8,999,225
3,000,000	0.060%, 9/15/2015	2,999,775
29,000,000	0.065%, 9/16/2015	28,997,591
12,000,000	0.070%, 9/18/2015	11,998,880
16,200,000	0.082%, 10/2/2015[e]	16,197,716
3,000,000	0.080%, 10/9/2015	2,999,540
	Federal National Mortgage Association Discount Notes
2,000,000	0.130%, 8/12/2015[e]	1,999,921
	U.S. Treasury Bills
1,100,000	0.024%, 8/20/2015[m]	1,099,986

	Total Short-Term Investments (at amortized cost)	192,313,269

	Total Investments (cost $1,757,761,807) 101.6%	$2,008,398,801

	Other Assets and Liabilities, Net (1.6%)	(31,291,910)

	Total Net Assets 100.0%	$1,977,106,891

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Non-income producing security.
e	At July 31, 2015, $23,809,416 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
29

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2015

(unaudited)

f	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2015, the value of these investments was $15,393,476 or 0.8% of total net assets.
g	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of July 31, 2015.
h	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of July 31, 2015.
i	Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.
j	All or a portion of the security is on loan.
k	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
l	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
m	At July 31, 2015, $1,099,986 of investments were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
*	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Moderately Aggressive Allocation Fund owned as of July 31, 2015.

Security	Acquisition Date	Cost
Alm Loan Funding CLO, 10/17/2026	7/31/2014	$139,930
Apidos CLO XVIII, 7/22/2026	6/25/2014	134,662
Ares CLO, Ltd., 10/12/2023	5/15/2015	450,000
Babson CLO, Ltd., 10/17/2026	8/15/2014	139,930
Betony CLO, Ltd., 4/15/2027	2/25/2015	125,000
Birchwood Park CLO, Ltd., 7/15/2026	7/31/2014	140,000
BlueMountain CLO, Ltd., 10/15/2026	8/27/2014	139,859
Carlyle Global Market Strategies CLO, Ltd., 10/15/2026	9/19/2014	150,000
Carlyle Global Market Strategies CLO, Ltd., 7/20/2023	7/3/2014	150,000
Cent CLO 16, LP, 8/1/2024	9/5/2014	140,000
Cent CLO 22, Ltd., 11/7/2026	9/19/2014	150,000
CoBank ACB, 6/15/2022	10/18/2013	46,737
Dryden 34 Senior Loan Fund CLO, 10/15/2026	7/21/2014	140,000
Edlinc Student Loan Funding Trust, 10/1/2025	2/28/2013	147,986
Galaxy XX CLO, Ltd., 7/20/2027	5/20/2015	450,000
GoldenTree Loan Opportunities IX, Ltd., 10/29/2026	10/3/2014	149,850
Golub Capital Partners CLO 23M, Ltd., 5/5/2027	5/18/2015	399,000
Limerock CLO III, LLC, 10/20/2026	10/16/2014	450,000
Madison Park Funding XIV CLO, Ltd., 7/20/2026	7/3/2014	149,820
Madison Park Funding, Ltd., 8/15/2022	5/8/2015	400,000

Security	Acquisition Date	Cost
Magnetite XII, Ltd., 4/15/2027	2/6/2015	$450,000
Mountain View CLO, Ltd., 7/15/2027	5/13/2015	448,834
Neuberger Berman CLO, Ltd., 8/4/2025	6/19/2014	100,000
NZCG Funding CLO, Ltd., 4/27/2027	3/27/2015	450,000
Octagon Investment Partners XX CLO, Ltd., 8/12/2026	7/10/2014	140,000
OHA Loan Funding, Ltd., 10/20/2026	11/6/2014	448,875
OZLM VIII, Ltd., 10/17/2026	8/7/2014	139,202
Race Point IX CLO, Ltd., 4/15/2027	2/13/2015	325,000
Shackleton VII CLO, Ltd., 4/15/2027	3/27/2015	450,000
Symphony CLO XV, Ltd., 10/17/2026	10/17/2014	446,625
Symphony CLO, Ltd., 1/9/2023	9/15/2014	137,895
Voya CLO 3, Ltd., 7/25/2026	7/10/2014	139,790

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$279,385,414
Gross unrealized depreciation	(28,748,420)

Net unrealized appreciation (depreciation)	$250,636,994

Cost for federal income tax purposes	$1,757,761,807

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
30

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2015, in valuing Moderately Aggressive Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	3,838,425	–	3,321,218	517,207
Capital Goods	1,654,768	–	1,654,768	–
Communications Services	13,628,594	–	12,974,928	653,666
Consumer Cyclical	6,571,842	–	6,571,842	–
Consumer Non-Cyclical	5,481,825	–	5,367,888	113,937
Energy	2,290,739	–	1,792,702	498,037
Financials	1,498,366	–	1,498,366	–
Technology	2,766,241	–	2,766,241	–
Transportation	1,735,304	–	1,735,304	–
Utilities	919,467	–	919,467	–
Mutual Funds
Affiliated Equity Mutual Funds	764,850,099	764,850,099	–	–
Equity Mutual Funds	19,444,854	19,444,854	–	–
Affiliated Fixed Income Mutual Funds	159,715,387	159,715,387	–	–
Fixed Income Mutual Funds	9,849,247	9,849,247	–	–
Common Stock
Consumer Discretionary	84,212,489	82,465,174	1,747,315	–
Consumer Staples	29,192,130	28,301,293	890,837	–
Energy	87,203,824	86,384,970	818,854	–
Financials	107,245,685	102,412,963	4,832,722	–
Health Care	83,784,840	82,750,711	1,034,129	–
Industrials	76,115,945	74,468,228	1,647,717	–
Information Technology	113,232,317	112,267,451	964,866	–
Materials	28,062,974	27,227,232	835,742	–
Telecommunications Services	3,622,042	2,567,877	1,054,165	–
Utilities	14,236,335	13,608,023	628,312	–
Long-Term Fixed Income
Asset-Backed Securities	11,055,056	–	10,906,312	148,744
Basic Materials	1,544,819	–	1,544,819	–
Capital Goods	1,918,997	–	1,918,997	–
Collateralized Mortgage Obligations	11,619,322	–	11,619,322	–
Commercial Mortgage-Backed Securities	6,803,604	–	6,803,604	–
Communications Services	7,727,971	–	7,727,971	–
Consumer Cyclical	3,801,822	–	3,801,822	–
Consumer Non-Cyclical	6,732,882	–	6,732,882	–
Energy	4,384,493	–	4,384,493	–
Financials	13,506,383	–	13,506,383	–
Foreign Government	252,605	–	252,605	–
Mortgage-Backed Securities	52,197,435	–	52,197,435	–
Technology	2,759,114	–	2,759,114	–
Transportation	1,487,137	–	1,487,137	–
U.S. Government and Agencies	64,806,645	–	64,806,645	–
Utilities	3,832,205	–	3,832,205	–
Collateral Held for Securities Loaned	501,303	501,303	–	–
Short-Term Investments	192,313,269	–	192,313,269	–

Total	$2,008,398,801	$1,566,814,812	$439,652,398	$1,931,591

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	7,607,719	7,607,719	–	–
Credit Default Swaps	38,660	–	38,660	–

Total Asset Derivatives	$7,646,379	$7,607,719	$38,660	$–

Liability Derivatives
Futures Contracts	213,630	213,630	–	–
Credit Default Swaps	96,668	–	96,668	–

Total Liability Derivatives	$310,298	$213,630	$96,668	$–

There were no significant transfers between Levels during the period ended July 31, 2015. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
31

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(150)	September 2015	($32,793,285)	($32,859,375)	($66,090)
5-Yr. U.S. Treasury Bond Futures	279	September 2015	33,303,318	33,436,406	133,088
10-Yr. U.S. Treasury Bond Futures	35	September 2015	4,455,226	4,460,313	5,087
30-Yr. U.S. Treasury Bond Futures	14	September 2015	2,170,152	2,183,125	12,973
Eurex EURO STOXX 50 Futures	2,610	September 2015	99,799,789	103,220,177	3,420,388
Mini MSCI EAFE Index Futures	(12)	September 2015	(1,135,830)	(1,123,200)	12,630
Russell 2000 Index Mini-Futures	(276)	September 2015	(34,637,790)	(34,091,520)	546,270
S&P 400 Index Mini-Futures	(1,132)	September 2015	(173,198,043)	(169,720,760)	3,477,283
S&P 500 Index Futures	417	September 2015	218,832,906	218,758,200	(74,706)
Ultra Long Term U.S. Treasury Bond Futures	(17)	September 2015	(2,639,197)	(2,712,031)	(72,834)
Total Futures Contracts					$7,394,089

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Value[3]	Unrealized Gain/(Loss)
CDX HY 22, 5 Year, at 5.00%; Barclays Capital, Inc.	Buy	6/20/2020	$26,086,500	$38,660	$38,660
CDX IG 24, 10 Year, at 1.00%; Bank of America	Sell	6/20/2025	(6,450,000)	(62,658)	(62,658)
CDX IG CDSI S24, 5 Year, at 1.00%; Bank of America	Sell	6/20/2020	(9,700,000)	(34,010)	(34,010)
Total Credit Default Swaps				($58,008)	($58,008)

1	As the buyer of protection, Moderately Aggressive Allocation Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderately Aggressive Allocation Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2	The maximum potential amount of future payments Moderately Aggressive Allocation Fund could be required to make as the seller or receive as the buyer of protection.
3	The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity’s credit worthiness.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
32

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderately Aggressive Allocation Fund, is as follows:

Fund	Value October 31, 2014	Gross Purchases	Gross Sales	Shares Held at July 31, 2015	Value July 31, 2015	Income Earned November 1, 2014 - July 31, 2015
Natural Resources	$28,974,552	$192,525	$22,990,309	–	$–	$192,525
Partner Small Cap Value	36,323,082	5,457,561	37,190,088	–	–	328,907
Small Cap Stock	31,031,959	2,966,449	–	1,497,997	33,450,278	–
Mid Cap Growth	51,383,009	4,584,622	57,791,116	–	–	–
Partner Mid Cap Value	58,635,213	7,561,102	59,651,391	–	–	310,176
Mid Cap Stock	103,373,034	11,277,316	–	4,540,129	107,192,447	595,004
Partner Worldwide Allocation	205,143,826	4,875,565	–	20,796,944	210,673,039	4,875,565
Large Cap Growth	129,084,714	1,991,514	–	14,634,110	142,536,236	4,244
Large Cap Value	159,997,378	7,592,831	–	8,067,039	166,342,337	2,172,304
Large Cap Stock	97,736,096	9,446,310	–	3,863,262	104,655,762	1,319,688
High Yield	57,771,526	2,323,977	4,667,216	10,971,254	53,430,006	2,323,642
Income	73,160,508	2,221,852	5,448,247	7,525,488	68,180,917	1,905,125
Government Bond	23,253,358	263,270	843,093	2,256,376	22,811,966	197,428
Limited Maturity Bond	18,060,055	193,396	2,924,124	1,232,272	15,292,498	193,421
Cash Management Trust-Collateral Investment	601,444	7,901,288	8,001,429	501,303	501,303	5,039
Total Value and Income Earned	1,074,529,754				925,066,789	14,423,068

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
33

MODERATE ALLOCATION FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Principal Amount	Bank Loans (3.8%)[a]	Value

Basic Materials (0.3%)
	Axalta Coating Systems US Holdings, Inc., Term Loan
$725,804	3.750%, 2/1/2020	$724,636
	Fortescue Metals Group, Ltd., Term Loan
2,723,490	3.750%, 6/30/2019	2,226,453
	Ineos US Finance, LLC, Term Loan
945,075	3.750%, 12/15/2020	941,332
	NewPage Corporation, Term Loan
930,327	9.500%, 2/11/2021	650,299
	Tronox Pigments BV, Term Loan
658,842	4.250%, 3/19/2020[b,c]	629,524
	Wausau Paper Corporation, Term Loan
493,813	6.500%, 7/30/2020	492,578

	Total	5,664,822

Capital Goods (0.1%)
	ADS Waste Holdings, Inc., Term Loan
488,750	3.750%, 10/9/2019	486,428
	Berry Plastics Group, Inc., Term Loan
1,622,650	3.500%, 2/8/2020	1,618,090
	Silver II Borrower, Term Loan
407,341	4.000%, 12/13/2019	389,349

	Total	2,493,867

Communications Services (1.4%)
	Atlantic Broadband Penn, LLC, Term Loan
347,379	3.250%, 11/30/2019	346,730
	Birch Communication, Inc., Term Loan
777,222	7.750%, 7/17/2020	777,222
	Cable & Wireless Communications plc, Term Loan
135,652	5.500%, 4/28/2017	135,399
	Cengage Learning Acquisitions, Term Loan
1,260,198	7.000%, 3/31/2020	1,263,348
	Charter Communications Operating, LLC, Term Loan
215,600	3.000%, 7/1/2020	214,761
	Clear Channel Communications, Inc., Term Loan
314,163	7.690%, 7/30/2019	291,217
	Fairpoint Communications, Term Loan
1,085,025	7.500%, 2/14/2019	1,095,539
	Grande Communications Networks, LLC, Term Loan
637,011	4.500%, 5/29/2020	634,622
	Hargray Communications Group, Inc., Term Loan
1,146,111	5.250%, 6/26/2019	1,152,323
	iHeartCommunications, Inc., Term Loan
976,825	6.940%, 1/30/2019	896,364
	IMG Worldwide, Inc., Term Loan
658,338	5.250%, 5/6/2021	658,134
550,000	8.250%, 5/6/2022[b,c]	534,419
	Integra Telecom Holdings, Inc., Term Loan
194,057	9.750%, 2/21/2020	192,763
635,408	5.250%, 8/14/2020	637,790

Principal Amount	Bank Loans (3.8%)[a]	Value

Communications Services (1.4%) - continued
	Intelsat Jackson Holdings SA, Term Loan
$1,073,591	3.750%, 6/30/2019	$1,060,622
	Level 3 Communications, Inc., Term Loan
960,000	4.000%, 1/15/2020	962,102
	Level 3 Financing, Inc., Term Loan
400,000	3.500%, 5/31/2022	398,752
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
550,000	4.500%, 1/7/2022	541,750
355,000	4.500%, 1/7/2022	347,605
	LTS Buyer, LLC, Term Loan
485,100	4.000%, 4/13/2020	482,374
34,788	8.000%, 4/12/2021	34,535
	Mediacom Broadband, LLC, Term Loan
384,137	4.000%, 1/20/2020	383,776
	NEP Broadcasting, LLC, Term Loan
62,857	10.000%, 7/22/2020	62,543
	NEP/NCP Holdco, Inc., Term Loan
2,600,548	4.250%, 1/22/2020	2,585,933
	NTelos, Inc., Term Loan
330,650	5.750%, 11/9/2019	295,932
	SBA Senior Finance II, LLC, Term Loan
1,200,000	3.250%, 6/10/2022	1,191,504
	Syniverse Holdings, Inc., Term Loan
862,874	4.000%, 4/23/2019	818,652
	TNS, Inc., Term Loan
575,147	5.000%, 2/14/2020	574,969
	Univision Communications, Inc., Term Loan
1,042,607	4.000%, 3/1/2020	1,041,523
	Virgin Media Investment Holdings, Ltd., Term Loan
1,585,672	3.500%, 6/30/2023	1,579,725
	WideOpenWest Finance, LLC, Term Loan
1,422,335	4.500%, 4/1/2019	1,421,439
	XO Communications, LLC, Term Loan
271,563	4.250%, 3/20/2021	271,166
	Yankee Cable Acquisition, LLC, Term Loan
819,277	4.250%, 3/1/2020	819,531
	Zayo Group, LLC, Term Loan
2,843,562	3.750%, 7/2/2019	2,836,453

	Total	26,541,517

Consumer Cyclical (0.6%)
	Amaya Gaming Group, Inc., Term Loan
1,044,675	5.000%, 8/1/2021[b,c]	1,042,230
	Burlington Coat Factory Warehouse Corporation, Term Loan
496,130	4.250%, 8/13/2021	497,063
	Ceridian HCM Holding, Inc., Term Loan
270,086	4.500%, 9/15/2020	268,533
	Chrysler Group, LLC, Term Loan
713,282	3.500%, 5/24/2017	712,790
	Golden Nugget, Inc., Delayed Draw
123,037	5.500%, 11/21/2019	124,075
	Golden Nugget, Inc., Term Loan
287,087	5.500%, 11/21/2019	289,508

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
34

MODERATE ALLOCATION FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Principal Amount	Bank Loans (3.8%)[a]	Value

Consumer Cyclical (0.6%) - continued
	Hilton Worldwide Finance, LLC, Term Loan
$462,851	3.500%, 10/26/2020	$463,304
	J.C. Penney Corporation, Inc., Term Loan
318,500	6.000%, 5/22/2018	318,102
	Las Vegas Sands, LLC, Term Loan
1,403,625	3.250%, 12/19/2020	1,400,439
	Marina District Finance Company, Inc., Term Loan
849,707	6.500%, 8/15/2018	858,629
	MGM Resorts International, Term Loan
702,000	3.500%, 12/20/2019	698,841
	Mohegan Tribal Gaming Authority, Term Loan
410,000	5.500%, 6/15/2018[b,c]	407,950
1,477,500	5.500%, 11/19/2019	1,468,532
	Rite Aid Corporation, Term Loan
330,000	5.750%, 8/21/2020	332,887
	ROC Finance, LLC, Term Loan
1,188,825	5.000%, 6/20/2019	1,159,104
	Scientific Games International, Inc., Term Loan
271,554	6.000%, 10/18/2020	272,572
379,662	6.000%, 10/1/2021[b,c]	380,979
	Seminole Indian Tribe of Florida, Term Loan
345,425	3.000%, 4/29/2020	345,204

	Total	11,040,742

Consumer Non-Cyclical (0.5%)
	Albertsons, Inc., Term Loan
952,992	5.375%, 3/21/2019	956,032
	Catalina Marketing Corporation, Term Loan
202,950	4.500%, 4/9/2021	173,015
	CHS/Community Health Systems, Inc., Term Loan
133,364	3.534%, 12/31/2018	133,623
125,160	3.750%, 1/27/2021	125,285
230,291	4.000%, 1/27/2021	231,155
	Endo Luxembourg Finance I Co Sarl, Term Loan
1,015,000	0.000%, 6/24/2022[b,c]	1,018,948
	JBS USA, LLC, Term Loan
725,940	3.750%, 5/25/2018	725,032
	McGraw-Hill Global Education Holdings, LLC, Term Loan
1,055,152	4.750%, 3/22/2019[b,c]	1,058,782
	Ortho-Clinical Diagnostics, Inc., Term Loan
1,411,984	4.750%, 6/30/2021[b,c]	1,400,957
	Roundy’s Supermarkets, Inc., Term Loan
834,940	5.750%, 3/3/2021	776,494
	Supervalu, Inc., Term Loan
996,222	4.500%, 3/21/2019	999,460
	Visant Corporation, Term Loan
1,225,988	7.000%, 9/23/2021	1,185,763

	Total	8,784,546

Principal Amount	Bank Loans (3.8%)[a]	Value

Energy (0.2%)
	Altice US Finance I Corporation, Term Loan
$509,418	3.500%, 12/14/2022	$506,555
	Arch Coal, Inc., Term Loan
1,352,232	6.250%, 5/16/2018	765,891
	Energy Solutions, LLC, Term Loan
412,657	6.750%, 5/29/2020	413,689
	Expro Holdings UK 2, Ltd., Term Loan
347,375	5.750%, 9/2/2021	303,085
	Fieldwood Energy, LLC, Term Loan
24,631	8.375%, 9/30/2020	13,347
	Houston Fuel Oil Terminal, LLC, Term Loan
625,275	4.250%, 8/19/2021	603,390
	McJunkin Red Man Corporation, Term Loan
350,406	5.000%, 11/8/2019	344,274
	Offshore Group Investment, Ltd., Term Loan
850,425	5.750%, 3/28/2019	427,075
	Pacific Drilling SA, Term Loan
426,300	4.500%, 6/3/2018	339,974
	Targa Resources Partners, LP, Term Loan
74,419	5.750%, 2/27/2022	75,024

	Total	3,792,304

Financials (0.1%)
	DJO Finance, LLC, Term Loan
400,000	4.250%, 6/7/2020	400,300
	GEO Group, Inc., Term Loan
215,050	3.250%, 4/3/2020	214,691
	Harland Clarke Holdings Corporation, Term Loan
115,500	6.000%, 8/4/2019	115,665
	MoneyGram International, Inc., Term Loan
860,200	4.250%, 3/27/2020	814,325
	WaveDivision Holdings, LLC, Term Loan
994,500	4.000%, 10/15/2019	993,257

	Total	2,538,238

Technology (0.3%)
	First Data Corporation, Term Loan
1,095,000	3.687%, 3/23/2018	1,091,584
395,000	3.687%, 9/24/2018	393,799
	Freescale Semiconductor, Inc., Term Loan
786,978	4.250%, 2/28/2020	788,158
498,128	5.000%, 1/15/2021	500,070
	Infor US, Inc., Term Loan
566,444	3.750%, 6/3/2020	562,077
	Merrill Communications, LLC, Term Loan
1,215,000	6.250%, 6/1/2022	1,211,962
	SS&C European Holdings SARL, Term Loan
416,233	4.000%, 7/8/2022[b,c]	419,180
68,610	4.000%, 7/8/2022[b,c]	69,096

	Total	5,035,926

Transportation (0.2%)
	American Airlines, Inc., Term Loan
898,988	3.250%, 6/27/2020	893,558

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
35

MODERATE ALLOCATION FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Principal Amount	Bank Loans (3.8%)[a]	Value

Transportation (0.2%) - continued
	Delta Air Lines, Inc., Term Loan
$813,190	3.250%, 4/20/2017	$812,287
	OSG Bulk Ships, Inc., Term Loan
475,200	5.250%, 8/5/2019	474,311
	United Airlines, Inc., Term Loan
537,625	3.250%, 4/1/2019	536,378
104,212	3.500%, 9/15/2021	104,265

	Total	2,820,799

Utilities (0.1%)
	Calpine Corporation, Term Loan
763,413	4.000%, 10/9/2019	764,504
150,000	0.000%, 10/31/2020[b,c]	150,263
161,221	3.500%, 5/27/2022	160,773
	Intergen NV, Term Loan
416,500	5.500%, 6/15/2020	398,278

	Total	1,473,818

	Total Bank Loans (cost $72,368,410)	70,186,579

Shares	Mutual Funds (48.8%)	Value

Affiliated Equity Mutual Funds (29.7%)
983,191	Thrivent Small Cap Stock Fund	21,954,661
2,958,126	Thrivent Mid Cap Stock Fund	69,841,366
15,896,554	Thrivent Partner Worldwide Allocation Fund	161,032,096
11,519,487	Thrivent Large Cap Growth Fund	112,199,800
6,867,914	Thrivent Large Cap Value Fund	141,616,390
1,511,022	Thrivent Large Cap Stock Fund	40,933,599

	Total	547,577,912

Affiliated Fixed Income Mutual Funds (18.1%)
9,284,368	Thrivent High Yield Fund	45,214,870
17,953,404	Thrivent Income Fund	162,657,842
2,328,778	Thrivent Government Bond Fund	23,543,950
8,172,849	Thrivent Limited Maturity Bond Fund	101,425,061

	Total	332,841,723

Equity Mutual Funds (0.7%)
5,730	Materials Select Sector SPDR Fund	263,294
5,600	iShares MSCI EAFE Index Fund	362,768
15,916	iShares North American Natural Resources ETF	525,387
10,040	Market Vectors Oil Service ETF	314,051
35,678	SPDR S&P 500 ETF Trust	7,510,219
16,289	iShares Russell 2000 Growth Index Fund	2,523,981
4,220	iShares Russell 2000 Index Fund	518,891
27,650	SPDR Euro Stoxx 50 ETF	1,066,737

	Total	13,085,328

Fixed Income Mutual Funds (0.3%)
20,000	iShares Barclays 1-3 Year Credit Bond Fund	2,103,800
30,250	iShares iBoxx $ Investment Grade Corporate Bond ETF	3,519,588

	Total	5,623,388

	Total Mutual Funds (cost $736,459,198)	899,128,351

Shares	Common Stock (23.3%)	Value

Consumer Discretionary (3.0%)
17,803	Aaron’s, Inc.	658,355

Shares	Common Stock (23.3%)	Value

Consumer Discretionary (3.0%) - continued
200	ABC-MART, Inc.	$12,008
500	Aisan Industry Company, Ltd.	4,601
1,200	Aisin Seiki Company, Ltd.	48,647
4,580	Amazon.com, Inc.[d,e]	2,455,567
3,652	American Public Education, Inc.[d]	94,477
1,900	ANN, Inc.[d]	86,925
890	AutoZone, Inc.[d]	623,837
9,850	Barnes & Noble, Inc.[d]	258,957
300	Bayerische Motoren Werke AG	23,481
10,100	Bed Bath & Beyond, Inc.[d]	658,823
3,890	Belmond, Ltd.[d]	47,108
1,300	Berkeley Group Holdings plc	68,270
5,901	Best Buy Company, Inc.	190,543
2,000	Big Lots, Inc.	86,360
300	Brembo SPA	13,538
400	Bridgestone Corporation	15,078
13,350	Brinker International, Inc.	799,665
12,957	Brunswick Corporation	687,887
10,096	Burlington Stores, Inc.[d]	555,684
11,700	Caleres, Inc.	386,568
2,000	Calsonic Kansei Corporation	14,589
5,724	Cedar Fair, LP	307,093
3,200	Cheesecake Factory, Inc.	184,768
500	Chiyoda Company, Ltd.	13,274
1,400	Coach, Inc.	43,680
600	Columbia Sportswear Company	42,924
74,040	Comcast Corporation	4,620,836
13,390	Core-Mark Holding Company, Inc.	851,202
6,200	Crocs, Inc.[d]	97,526
5,742	CSS Industries, Inc.	163,015
7,135	Culp, Inc.	215,834
200	Daiichikosho Company, Ltd.	7,864
3,900	Debenhams PLC	5,338
9,339	Del Frisco’s Restaurant Group, Inc.[d]	148,957
11,684	Delphi Automotive plc	912,287
2,600	DeVry Education Group, Inc.	78,988
9,559	Discovery Communications, Inc.,
	Class Ad	315,638
5,150	DISH Network Corporationd	332,742
2,800	Dollar General Corporation	225,036
3,474	Dollar Tree, Inc.[d]	271,076
2,973	Domino’s Pizza, Inc.	338,446
5,674	Dorman Products, Inc.[d]	299,474
5,153	Drew Industries, Inc.	302,275
3,000	Echo Entertainment Group, Ltd.	10,984
5,900	EDION Corporation	38,948
1,500	Electrolux AB	43,062
34,325	Enterprise Inns plc[d]	60,177
7,118	Ethan Allen Interiors, Inc.	214,892
14,200	Finish Line, Inc.	390,358
35,000	Ford Motor Company	519,050
4,058	Fossil, Inc.[d]	278,987
8,392	Fred’s, Inc.	151,392
26,006	Gap, Inc.	948,699
400	Geo Holdings Corporation	5,508
24,760	G-III Apparel Group, Ltd.[d]	1,788,415
4,000	Gunze, Ltd.	10,870
2,400	Hakuhodo Dy Holdings, Inc.	26,815
24,351	Harley-Davidson, Inc.	1,419,663
3,477	Harman International Industries, Inc.	374,334
2,300	Haseko Corporation	29,125
8,986	Haverty Furniture Companies, Inc.	199,309
2,000	Heiwa Corporation	43,920
10,590	Home Depot, Inc.	1,239,348
3,700	Honda Motor Company, Ltd.	124,311
13,540	Houghton Mifflin Harcourt Company[d]	353,800

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
36

MODERATE ALLOCATION FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Shares	Common Stock (23.3%)	Value

Consumer Discretionary (3.0%) - continued
100	Hugo Boss AG	$12,058
1,900	Informa plc	17,661
3,873	Interval Leisure Group, Inc.	82,572
1,500	Jack in the Box, Inc.	142,500
8,756	Jarden Corporation[d]	481,580
2,000	JB Hi-Fi, Ltd.	28,182
1,900	JM AB	50,304
17,674	Kate Spade & Company[d]	355,601
16,368	Kongsberg Automotive ASA[d]	10,227
7,630	Las Vegas Sands Corporation	427,585
2,900	La-Z-Boy, Inc.	73,660
1,500	Lear Corporation	156,105
711	Liberty Broadband Corporation[d]	38,060
9,750	Liberty Interactive Corporation[d]	283,238
2,637	Liberty Media Corporation[d]	99,415
3,203	Limited Brands, Inc.	258,546
2,173	Lithia Motors, Inc.	260,086
1,059	Lookers plc	2,683
34,300	Lowe’s Companies, Inc.	2,379,048
1,000	Luk Fook Holdings International, Ltd.	2,807
25,700	Macy’s, Inc.	1,774,842
3,841	Marriott International, Inc.	278,895
1,350	Marriott Vacations Worldwide Corporation	112,860
11,600	Marston’s plc	28,278
11,811	MDC Partners, Inc.	208,228
7,355	Meritage Homes Corporation[d]	331,711
26,812	MGM Resorts International[d]	526,051
9,875	Modine Manufacturing Company[d]	100,034
1,300	Mohawk Industries, Inc.[d]	262,067
2,600	Murphy USA, Inc.[d]	142,376
11,173	National CineMedia, Inc.	173,182
8,050	Nautilus, Inc.[d]	170,097
4,409	New Media Investment Group, Inc.	74,997
3,400	Newell Rubbermaid, Inc.	147,152
13,630	NIKE, Inc.	1,570,449
2,500	NOK Corporation	73,228
13,036	Nord Anglia Education, Inc.[d]	330,332
19,280	Nutrisystem, Inc.	579,364
3,200	Omnicom Group, Inc.	233,856
1,838	O’Reilly Automotive, Inc.[d]	441,690
16,133	Oxford Industries, Inc.	1,354,043
4,730	Papa John’s International, Inc.	357,399
11,940	Papa Murphy’s Holdings, Inc.[d]	230,442
3,400	Persimmon plc	108,494
4,248	Pier 1 Imports, Inc.	50,169
1,200	Premier Investments, Ltd.	11,682
2,635	PVH Corporation	305,765
66,878	Quiksilver, Inc.[d]	30,670
5,104	Ralph Lauren Corporation	642,543
7,490	Red Robin Gourmet Burgers, Inc.[d]	686,459
2,104	Restoration Hardware Holdings, Inc.[d]	213,472
7,507	Ross Stores, Inc.	399,072
8,357	Scripps Networks Interactive, Inc.	522,981
1,000	SES SA	30,932
336	Shiloh Industries, Inc.[d]	3,790
1,100	SHOWA Corporation	10,128
112,900	Sirius XM Holdings, Inc.[d]	447,084
2,706	Skechers USA, Inc.[d]	407,118
1,770	Slater & Gordon, Ltd.	4,411
12,350	Sportsman’s Warehouse Holdings, Inc.[d]	144,372
27,960	Starbucks Corporation	1,619,723
3,664	Starwood Hotels & Resorts Worldwide, Inc.	291,141
11,144	Stein Mart, Inc.	113,557

Shares	Common Stock (23.3%)	Value

Consumer Discretionary (3.0%) - continued
4,153	Steven Madden, Ltd.[d]	$173,097
3,800	Sumitomo Forestry Company, Ltd.	45,065
1,700	Sumitomo Rubber Industries, Ltd.	25,616
1,000	Takashimaya Company, Ltd.	9,566
300	Tamron Company, Ltd.	6,265
21,900	Target Corporation	1,792,515
6,177	Tenneco, Inc.[d]	307,676
1,400	Tesla Motors, Inc.[d]	372,610
7,700	Time, Inc.	171,864
9,058	Toll Brothers, Inc.[d]	352,537
3,950	Tower International, Inc.[d]	103,214
2,219	Tractor Supply Company	205,302
36,979	Tuesday Morning Corporation[d]	346,863
4,000	UBM plc	33,158
839	Ulta Salon Cosmetics & Fragrance, Inc.[d]	139,299
2,494	Under Armour, Inc.[d]	247,729
3,715	Vail Resorts, Inc.	407,498
274	Valora Holding AG	53,337
1,617	VF Corporation	124,655
3,232	Vista Outdoor, Inc.[d]	152,453
2,000	Wacoal Holdings Corporation	25,523
2,500	WH Smith plc	61,648
2,600	WPP plc	59,737
8,550	Wyndham Worldwide Corporation	705,546
300	Yokohama Rubber Company, Ltd.	5,933
22,900	Yum! Brands, Inc.	2,009,704
8,400	Zoe’s Kitchen, Inc.[d]	376,740

	Total	54,863,412

Consumer Staples (1.2%)
600	AarhusKarlshamn AB	40,641
44,300	Altria Group, Inc.	2,409,034
2,800	Archer-Daniels-Midland Company	132,776
13,400	Avon Products, Inc.	75,978
1,600	Axfood AB	27,284
526	Bakkafrost PF	15,968
1,067	Boston Beer Company, Inc.[d]	235,295
1,424	Britvic plc	15,238
17,300	Campbell Soup Company	853,063
100	Carlsberg AS	8,713
5,060	Casey’s General Stores, Inc.	517,208
43,000	Coca-Cola Company	1,766,440
1,750	Coca-Cola Enterprises, Inc.	89,390
2,900	Coca-Cola HBC AGd	60,487
13,553	ConAgra Foods, Inc.	597,145
267	Cranswick plc	6,880
24,700	CVS Health Corporation	2,778,009
3,363	Energizer Holdings, Inc.	321,873
1,200	Estee Lauder Companies, Inc.	106,932
4,400	Flowers Foods, Inc.	95,304
7	Greencore Group plc	35
5,681	Hain Celestial Group, Inc.[d]	386,194
500	Henkel AG & Company KGaA	50,428
2,300	Ingredion, Inc.	202,860
2,600	Keurig Green Mountain, Inc.	195,104
6,540	Kimberly-Clark Corporation	751,904
6,600	Koninklijke Ahold NV	131,352
300	KOSE Corporation	29,149
600	Marks and Spencer Group plc	5,093
3,988	Mead Johnson Nutrition Company	352,499
10,593	Molson Coors Brewing Company	753,586
17,147	Mondelez International, Inc.	773,844
2,421	Monster Beverage Corporation[d]	371,745
1,900	Nestle SA	143,735
1,200	Nisshin Oillio Group, Ltd.	5,185

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
37

MODERATE ALLOCATION FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Shares	Common Stock (23.3%)	Value

Consumer Staples (1.2%) - continued
14,589	Philip Morris International, Inc.	$1,247,797
2,800	Pilgrim’s Pride Corporation	60,592
4,060	Pinnacle Foods, Inc.	182,497
3,856	Post Holdings, Inc.[d]	207,221
1,512	PriceSmart, Inc.	146,528
12,600	Reynolds American, Inc.	1,080,954
300	Royal Unibrew AS	9,817
2,723	SalMar ASA	43,059
8,986	SpartanNash Company	289,439
1,500	Suedzucker AG	24,740
2,100	Swedish Match AB	64,323
4,400	Sysco Corporation	159,764
3,590	TreeHouse Foods, Inc.[d]	294,236
17,823	Tyson Foods, Inc.	790,450
3,150	United Natural Foods, Inc.[d]	143,419
4,281	Vector Group, Ltd.	108,395
28,300	Wal-Mart Stores, Inc.	2,037,034
6,660	WhiteWave Foods Company[d]	343,789
12,788	Whole Foods Market, Inc.	465,483

	Total	22,005,908

Energy (3.3%)
10,321	Antero Resources Corporation[d]	283,931
17,374	Atwood Oceanics, Inc.	361,379
54,532	Baker Hughes, Inc.	3,171,036
1,203	Bristow Group, Inc.	54,195
6,035	BW Offshore, Ltd.	3,606
5,200	C&J Energy Services, Inc.[d]	50,180
76,591	Cameron International Corporation[d]	3,864,782
69,528	Canadian Natural Resources, Ltd.	1,695,093
2,905	CARBO Ceramics, Inc.	95,429
22,031	Chevron Corporation	1,949,303
450	Cimarex Energy Company	46,854
2,378	Clayton Williams Energy, Inc.[d]	95,786
284,975	Cobalt International Energy, Inc.[d]	2,197,157
13,350	Columbia Pipeline Group, Inc.	389,553
20,847	Concho Resources, Inc.[d]	2,221,456
2,550	Denbury Resources, Inc.	10,047
6,458	Devon Energy Corporation	319,154
2,364	Diamondback Energy, Inc.[d]	159,097
350	Dril-Quip, Inc.[d]	20,444
350	Energen Corporation	19,320
600	Ensco plc	9,948
54,067	EOG Resources, Inc.	4,173,432
10,100	EP Energy Corporation[d]	84,537
59,845	EQT Corporation	4,599,088
4,900	ERG SPA	63,393
45,850	Exxon Mobil Corporation	3,631,778
4,700	FMC Technologies, Inc.[d]	153,972
6,700	Frank’s International NV	108,473
3,650	Green Plains, Inc.	81,943
2,050	Gulfmark Offshore, Inc.	19,311
350	Gulfport Energy Corporation[d]	11,466
25,200	Halliburton Company	1,053,108
1,550	Helix Energy Solutions Group, Inc.[d]	12,973
2,874	Helmerich & Payne, Inc.	165,945
2,547	HollyFrontier Corporation	122,918
10,500	Kinder Morgan, Inc.	363,720
17,460	Laredo Petroleum Holdings, Inc.[d]	149,632
123,296	Marathon Oil Corporation	2,590,449
76,725	Marathon Petroleum Corporation	4,194,556
550	National Oilwell Varco, Inc.	23,171
9,774	Newfield Exploration Company[d]	320,489
4,423	Noble Energy, Inc.	155,822
91,437	Oasis Petroleum, Inc.[d]	880,538
675	Oceaneering International, Inc.	27,014

Shares	Common Stock (23.3%)	Value

Energy (3.3%) - continued
565	Oil States International, Inc.[d]	$17,012
10,696	Patterson-UTI Energy, Inc.	176,324
2,582	PDC Energy, Inc.[d]	121,225
162,412	Petroleo Brasileiro SA ADR[d]	1,104,402
23,050	Rex Energy Corporation[d]	51,632
7,180	Rice Energy, Inc.[d]	129,599
99,703	Rowan Companies plc	1,717,883
1,114	Royal Dutch Shell plc	31,952
8,541	Royal Dutch Shell plc, Class B	247,305
21,761	Schlumberger, Ltd.	1,802,246
5,000	Seadrill, Ltd.	44,550
3,400	SemGroup Corporation	241,706
2,300	Showa Shell Sekiyu KK	21,598
2,232	SM Energy Company	82,740
101,462	Southwestern Energy Company[d]	1,887,193
1,555	Statoil ASA	26,215
111,283	Suncor Energy, Inc. ADR	3,133,729
7,190	Superior Energy Services, Inc.	122,230
36,811	Teekay Tankers, Ltd.	263,935
9,700	Tesco Corporation	93,120
280	Tesoro Corporation	27,255
1,100	Total SA	54,277
96,610	Total SA ADR	4,761,907
35,567	Trinidad Drilling, Ltd.	88,384
10,246	U.S. Silica Holdings, Inc.	230,740
389,959	Weatherford International, Ltd.[d]	4,164,762
5,350	Western Refining, Inc.	236,256
3,631	Whiting Petroleum Corporation[d]	74,399
1,500	Woodside Petroleum, Ltd.	39,003
800	World Fuel Services Corporation	32,520
1,500	WorleyParsons, Ltd.	10,061

	Total	61,041,638

Financials (4.2%)
1,919	Acadia Realty Trust	61,370
6,850	ACE, Ltd.	745,075
4,980	Affiliated Managers Group, Inc.[d]	1,035,342
2,300	Allianz SE	376,769
4,550	Allied World Assurance Company Holdings AG	192,283
12,057	Allstate Corporation	831,330
6,450	American Assets Trust, Inc.	268,449
29,200	American Campus Communities, Inc.	1,089,744
2,300	American Equity Investment Life Holding Company	67,942
16,100	American International Group, Inc.	1,032,332
9,840	Amlin plc	78,330
5,110	Argo Group International Holdings, Ltd.	288,102
13,208	Armada Hoffler Properties, Inc.	135,382
9,512	Arthur J. Gallagher & Company	451,154
6,900	Aspen Insurance Holdings, Ltd.	331,821
7,220	Associated Estates Realty Corporation	207,575
31,507	Assured Guaranty, Ltd.	770,661
7,600	Bank Hapoalim, Ltd.	42,256
122,740	Bank of America Corporation	2,194,591
20,700	Bank of New York Mellon Corporation	898,380
4,040	Bank of Queensland, Ltd.	40,516
10,278	Bank of the Ozarks, Inc.	453,465
18,000	Bank of Yokohama, Ltd.	114,373
26,676	BBCN Bancorp, Inc.	409,477
1,700	Bendigo and Adelaide Bank, Ltd.	16,309
18,400	Berkshire Hathaway, Inc.[d]	2,626,416
6,400	BinckBank NV	60,621
30,450	Blackstone Group, LP	1,195,163

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
38

MODERATE ALLOCATION FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Shares	Common Stock (23.3%)	Value

Financials (4.2%) - continued
200	Bolsas y Mercados Espanoles SA	$8,259
6,550	Boston Private Financial Holdings, Inc.	82,399
20,473	Brixmor Property Group, Inc.	500,974
2,050	Camden Property Trust	163,242
20,950	Capital One Financial Corporation	1,703,235
2,770	Capital Shopping Centres Group plc	14,246
8,600	Capitaland Commercial Trust	8,930
8,400	CapitaMall Trust	12,246
7,900	Cathay General Bancorp	253,669
24,396	CBL & Associates Properties, Inc.	398,631
6,150	CBRE Group, Inc.[d]	233,516
29,846	Cedar Realty Trust, Inc.	199,968
13,600	Chambers Street Properties	100,912
24,900	Charles Schwab Corporation	868,512
2,000	Chiba Bank, Ltd.	15,936
62,270	Citigroup, Inc.	3,640,304
23,452	Citizens Financial Group, Inc.	611,394
1,900	City National Corporation	170,829
29,460	CNO Financial Group, Inc.	525,566
2,600	CNP Assurances	43,697
44,841	CoBiz Financial, Inc.	573,516
8,307	Columbia Banking System, Inc.	272,387
26,500	Comerica, Inc.	1,256,895
3,600	Commerce Bancshares, Inc.	169,524
18,550	Corporate Office Properties Trust	429,062
100	Daito Trust Construction Company, Ltd.	10,560
1,100	Daiwa House Industry Company, Ltd.	27,359
4,000	Daiwa Securities Group, Inc.	31,082
29,371	DDR Corporation	478,747
8,100	DEXUS Property Group	45,966
2,250	Digital Realty Trust, Inc.	144,608
10,266	Direct Line Insurance Group plc	58,586
6,950	Discover Financial Services	387,880
2,705	DnB ASA	44,098
1,257	Douglas Emmett, Inc.	36,843
9,450	Duke Realty Corporation	190,607
14,813	East West Bancorp, Inc.	663,030
9,166	Employers Holdings, Inc.	219,984
12,310	Encore Capital Group, Inc.[d]	529,453
12,369	Essent Group, Ltd.[d]	362,041
200	Eurocommercial Properties NV	8,629
9,554	Evercore Partners, Inc.	561,775
2,843	Everest Re Group, Ltd.	520,610
29,700	Excel Trust, Inc.	470,448
2,640	Extra Space Storage, Inc.	194,093
37,400	F.N.B. Corporation	515,746
4,754	FelCor Lodging Trust, Inc.	44,497
91,744	Fifth Third Bancorp	1,933,046
11,100	First Commonwealth Financial Corporation	102,120
10,655	First Horizon National Corporation	168,882
3,800	First Midwest Bancorp, Inc.	71,326
18,788	First Potomac Realty Trust	213,244
12,246	First Republic Bank	781,172
6,400	FlexiGroup, Ltd.	14,141
24,800	Franklin Resources, Inc.	1,129,640
7,700	Frasers Centrepoint Trust	11,554
17,000	Fukuoka Financial Group, Inc.	87,369
33,641	Genworth Financial, Inc.[d]	235,823
12,740	Glacier Bancorp, Inc.	357,994
12,621	Green Bancorp, Inc.[d]	172,529
1,033	Hamborner REIT AG	9,884
600	Hang Seng Bank, Ltd.	12,292
34,302	Hanmi Financial Corporation	868,184

Shares	Common Stock (23.3%)	Value

Financials (4.2%) - continued
1,000	Hannover Rueckversicherung SE	$106,166
11,789	Hatteras Financial Corporation	191,689
223	HCC Insurance Holdings, Inc.	17,207
3,300	Henderson Land Development Company, Ltd.	21,774
10,400	Highwoods Properties, Inc.	440,232
2,000	Hokuhoku Financial Group, Inc.	4,722
15,730	Home BancShares, Inc.	626,369
7,950	Home Properties, Inc.	585,915
10,100	Hospitality Properties Trust	276,942
22,107	Host Hotels & Resorts, Inc.	428,434
51,600	HSBC Holdings plc	466,073
2,300	Hufvudstaden AB	29,731
158,443	Huntington Bancshares, Inc.	1,849,030
18,000	Hysan Development Company, Ltd.	77,046
626	IG Group Holdings plc	7,305
2,500	ING Groep NV	42,518
7,596	Intercontinental Exchange, Inc.	1,732,192
8,556	Intermediate Capital Group plc	77,771
9,400	Invesco Mortgage Capital, Inc.	135,454
40,753	Invesco, Ltd.	1,573,066
5,200	Investa Office Fund	15,027
11,400	Investec plc	103,971
11,146	J.P. Morgan Chase & Company	763,835
2,394	Janus Capital Group, Inc.	39,214
200	Julius Baer Group, Ltd.	11,064
11,701	Kennedy-Wilson Holdings, Inc.	296,269
15,100	KeyCorp	224,084
2,412	Kilroy Realty Corporation	170,890
8,693	Kite Realty Group Trust	229,495
2,900	Lamar Advertising Company	174,145
8,952	LaSalle Hotel Properties	297,833
1,193	Lazard, Ltd.	66,104
9,800	Lexington Realty Trust	84,280
14,054	Lincoln National Corporation	791,521
13,500	Link REIT	79,367
1,900	M&T Bank Corporation	249,185
10,900	MBIA, Inc.[d]	64,855
37,520	MetLife, Inc.	2,091,365
6,611	Mid-America Apartment Communities, Inc.	531,128
58,700	Morgan Stanley	2,279,908
8,600	MSCI, Inc.	586,176
600	Muenchener Rueckversicherungs-Gesellschaft AG	110,267
6,125	NASDAQ OMX Group, Inc.	312,559
7,152	National Interstate Corporation	180,660
32,443	Navient Corporation	509,355
75,000	New World Development Company, Ltd.	90,566
15,560	Nordea Bank AB	193,735
4,200	Northern Trust Corporation	321,258
1,000	Ogaki Kyoritsu Bank, Ltd.	3,579
14,400	Old Mutual plc	47,623
13,700	Oritani Financial Corporation	215,227
20,910	PacWest Bancorp	967,924
10,070	Parkway Properties, Inc.	180,656
14,963	Pebblebrook Hotel Trust	608,994
1,920	Piper Jaffray Companies[d]	86,112
7,644	Potlatch Corporation	267,616
9,130	Primerica, Inc.	412,950
8,176	Principal Financial Group, Inc.	453,850
10,446	ProAssurance Corporation	504,437
6,500	Progressive Corporation	198,250
14,757	Prologis, Inc.	599,282
1,359	PS Business Parks, Inc.	104,629

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
39

MODERATE ALLOCATION FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Shares	Common Stock (23.3%)	Value

Financials (4.2%) - continued
11,846	Radian Group, Inc.	$218,677
16,500	Ramco-Gershenson Properties Trust	279,510
17,588	Raymond James Financial, Inc.	1,037,692
15,422	Redwood Trust, Inc.	239,041
5,860	Renasant Corporation	188,399
4,000	Resona Holdings, Inc.	21,991
7,000	Retail Properties of America, Inc.	101,920
13,886	RLJ Lodging Trust	414,219
9,122	Safeguard Scientifics, Inc.[d]	167,480
1,206	Safety Insurance Group, Inc.	69,936
200	Sampo Oyj	9,896
11,993	Sandy Spring Bancorp, Inc.	327,889
1,500	Schroders plc	73,906
3,100	SEGRO plc	21,727
10,300	Skandinaviska Enskilda Banken AB	123,996
94,673	SLM Corporation[d]	864,365
4,909	State Auto Financial Corporation	118,798
30,309	Stockland	93,945
12,000	Sumitomo Mitsui Trust Holdings, Inc.	55,735
28,364	Summit Hotel Properties, Inc.	386,601
5,912	SVB Financial Group[d]	846,007
2,500	Swiss Re AG	224,893
26,610	Synovus Financial Corporation	838,747
300	Talanx AG	9,589
11,240	Talmer Bancorp, Inc.	183,212
5,161	TD Ameritrade Holding Corporation	189,564
16,027	Terreno Realty Corporation	336,086
3,700	UBS Group AGd	85,067
5,099	UNIQA Insurance Group AG	48,184
6,804	United Overseas Bank, Ltd.	110,147
7,760	Validus Holdings, Ltd.	359,676
8,922	Voya Financial, Inc.	418,888
5,311	W.R. Berkley Corporation	295,929
2,599	Waddell & Reed Financial, Inc.	116,721
1,200	Wallenstam AB	8,694
6,795	Washington Real Estate Investment Trust	182,378
8,400	Webster Financial Corporation	324,744
16,500	Wells Fargo & Company	954,855
23,863	Western Alliance Bancorp[d]	807,285
9,600	Wing Tai Holdings, Ltd.	13,191
7,474	Wintrust Financial Corporation	402,998
3,584	WSFS Financial Corporation	102,897
5,720	XL Group plc	217,474
59,496	Zions Bancorporation	1,855,680
400	Zurich Insurance Group AG	121,804

	Total	78,068,233

Health Care (3.0%)
1,650	Abaxis, Inc.	82,599
26,000	Abbott Laboratories	1,317,940
3,480	ABIOMED, Inc.[d]	269,561
9,425	Acadia Healthcare Company, Inc.[d]	751,927
2,650	Acceleron Pharma, Inc.[d]	75,896
20,180	Acorda Therapeutics, Inc.[d]	693,385
5,643	Actavis, Inc.[d]	1,868,679
100	Actelion, Ltd.	14,788
17,800	Aetna, Inc.	2,010,866
26,600	Affymetrix, Inc.[d]	291,536
25,491	Akorn, Inc.[d]	1,175,390
6,710	Alexion Pharmaceuticals, Inc.[d]	1,324,822
11,314	Align Technology, Inc.[d]	709,388
26,567	Allscripts Healthcare Solutions, Inc.[d]	384,159
2,389	AmerisourceBergen Corporation	252,637
11,350	Amgen, Inc.	2,004,297
30,995	AMN Healthcare Services, Inc.[d]	912,183

Shares	Common Stock (23.3%)	Value

Health Care (3.0%) - continued
2,900	AmSurg Corporation[d]	$208,046
1,371	Anacor Pharmaceuticals, Inc.[d]	204,539
1,937	Analogic Corporation	156,025
713	Atrion Corporation	287,981
20,170	Baxalta, Inc.[d]	662,181
14,420	Baxter International, Inc.	577,954
100	Bayer AG	14,768
3,530	BioMarin Pharmaceutical, Inc.[d]	516,333
1,717	C.R. Bard, Inc.	337,648
20,600	Cambrex Corporation[d]	1,014,550
1,700	Cardinal Health, Inc.	144,466
10,216	Cardiovascular Systems, Inc.[d]	304,845
13,670	Centene Corporation[d]	958,677
18,060	Cerner Corporation[d]	1,295,263
1,045	Cooper Companies, Inc.	184,965
900	CSL, Ltd.	65,018
4,909	Cyberonics, Inc.[d]	301,413
28,482	Depomed, Inc.[d]	897,183
1,150	Edwards Lifesciences Corporation[d]	174,984
9,231	Endo International plc[d]	808,082
1,648	Ensign Group, Inc.	84,246
7,042	Envision Healthcare Holdings, Inc.[d]	315,482
1,600	Essilor International SA	204,927
3,800	EXACT Sciences Corporation[d]	91,466
38,489	ExamWorks Group, Inc.[d]	1,350,194
10,250	Express Scripts Holding Company[d]	923,218
200	Fresenius Medical Care AG & Company	16,364
200	Gerresheimer AG	14,717
15,040	Gilead Sciences, Inc.	1,772,614
4,594	GlaxoSmithKline plc	99,850
1,650	Greatbatch, Inc.[d]	89,975
6,863	Halyard Health, Inc.[d]	279,599
17,050	HCA Holdings, Inc.[d]	1,585,821
1,800	Hikma Pharmaceuticals plc	67,242
4,600	Hill-Rom Holdings, Inc.	257,738
200	Hogy Medical Company, Ltd.	9,722
8,700	Hologic, Inc.[d]	362,442
564	ICON plc[d]	45,571
1,250	Illumina, Inc.[d]	274,125
11,911	Impax Laboratories, Inc.[d]	577,207
7,800	Inogen, Inc.[d]	346,788
21,889	Ironwood Pharmaceuticals, Inc.[d]	228,740
1,000	Kaken Pharmaceutical Company, Ltd.	37,258
900	KYORIN Holdings, Inc.	17,532
1,481	Laboratory Corporation of America Holdings[d]	188,517
200	Lonza Group AG	28,991
3,800	Magellan Health Services, Inc.[d]	230,242
550	Medivation, Inc.[d]	57,932
15,588	Medtronic, Inc.	1,221,943
44,390	Merck & Company, Inc.	2,617,234
692	Mettler-Toledo International, Inc.[d]	233,619
1,300	Molina Healthcare, Inc.[d]	98,059
7,465	Mylan NVd	417,965
4,332	National Healthcare Corporation	273,782
8,887	Neurocrine Biosciences, Inc.[d]	445,416
1,400	Novartis AG	145,270
19,426	NuVasive, Inc.[d]	1,068,624
300	Orpea	22,655
200	Paramount Bed Holdings Company, Ltd.	5,972
2,900	PerkinElmer, Inc.	153,468
1,890	Perrigo Company plc	363,258
79,150	Pfizer, Inc.	2,854,149

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
40

MODERATE ALLOCATION FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Shares	Common Stock (23.3%)	Value

Health Care (3.0%) - continued
6,200	PharMerica Corporation[d]	$211,854
2,150	Providence Service Corporation[d]	101,179
1,065	Puma Biotechnology, Inc.[d]	96,489
8,500	Quest Diagnostics, Inc.	627,385
2,300	Quintiles Transnational Holdings, Inc.[d]	176,456
19,950	Roche Holding AG ADR	720,395
300	Sanofi	32,337
8,103	Select Medical Holdings Corporation	116,926
11,850	Spectrum Pharmaceuticals, Inc.[d]	81,943
3,300	St. Jude Medical, Inc.	243,606
17,243	Team Health Holdings, Inc.[d]	1,162,351
15,150	Teleflex, Inc.	2,029,949
800	Thermo Fisher Scientific, Inc.	111,624
9,037	Triple-S Management Corporation[d]	195,018
25,881	UnitedHealth Group, Inc.[e]	3,141,953
4,658	Universal Health Services, Inc.	676,481
18,900	Veeva Systems, Inc.[d]	508,788
6,118	Vertex Pharmaceuticals, Inc.[d]	825,930
1,850	Waters Corporation[d]	246,957
2,395	Wellcare Health Plans, Inc.[d]	193,516
12,339	West Pharmaceutical Services, Inc.	738,736
4,985	Zimmer Biomet Holdings, Inc.	518,789

	Total	55,493,570

Industrials (2.8%)
10,473	A.O. Smith Corporation	752,171
500	Aalberts Industries NV	15,683
3,000	AAR Corporation	80,850
8,100	ABM Industries, Inc.	266,976
200	Adecco SAd	16,692
9,850	ADT Corporation	340,121
9,479	Aegion Corporation[d]	187,400
1,000	Aida Engineering, Ltd.	9,574
12,725	Air New Zealand, Ltd.	22,164
300	Airbus Group NV	21,296
654	Alaska Air Group, Inc.	49,540
13,300	Allison Transmission Holdings, Inc.	388,094
6,700	ALS, Ltd.	26,192
17,200	AMETEK, Inc.	912,460
11,756	Applied Industrial Technologies, Inc.	454,134
3,700	Argan, Inc.	143,856
6,276	Armstrong World Industries, Inc.[d]	367,146
5,000	Asahi Glass Company, Ltd.	29,294
4,688	Astec Industries, Inc.	184,285
2,437	B/E Aerospace, Inc.	118,706
11,136	Beacon Roofing Supply, Inc.[d]	389,760
15,900	Boeing Company	2,292,303
4,704	Brady Corporation	110,638
4,600	Brink’s Company	143,658
100	Bucher Industries AG	24,379
13,100	Caterpillar, Inc.	1,030,053
2,000	Cathay Pacific Airways, Ltd.	4,727
2,600	Central Glass Company, Ltd.	10,943
3,558	CIRCOR International, Inc.	170,179
15,580	CLARCOR, Inc.	937,449
10,090	Comfort Systems USA, Inc.	278,888
900	COMSYS Holdings Corporation	13,644
7,300	Con-way, Inc.	283,167
44,500	CSX Corporation	1,391,960
2,300	CTT-Correios de Portugal SA	23,713
2,242	Cubic Corporation	99,478
7,100	Curtiss-Wright Corporation	478,327
1,000	Dai Nippon Printing Company, Ltd.	11,096
676	Dart Group plc	4,708
52,130	Delta Air Lines, Inc.	2,311,444

Shares	Common Stock (23.3%)	Value

Industrials (2.8%) - continued
1,100	Deutsche Post AG	$33,248
3,443	Dover Corporation	220,593
5,200	Eaton Corporation	315,016
16,482	EMCOR Group, Inc.	788,334
7,508	ESCO Technologies, Inc.	285,830
1,950	Esterline Technologies Corporation[d]	172,887
17,900	Expeditors International of Washington, Inc.	838,973
1,340	Fastenal Company	56,092
10,600	Federal Signal Corporation	158,576
11,600	Flowserve Corporation	545,084
363	Flughafen Wien Aktiengesellschaft	31,295
15,200	Fluor Corporation	710,600
500	Fly Leasing, Ltd. ADR	7,520
14,210	Fortune Brands Home and Security, Inc.	678,528
5,351	Franklin Electric Company, Inc.	154,430
200	Fraport AG Frankfurt Airport Services Worldwide	13,131
13,365	FTI Consulting, Inc.[d]	546,896
5,249	G & K Services, Inc.	344,124
3,600	Generac Holdings, Inc.[d]	126,252
2,696	Genesee & Wyoming, Inc.[d]	192,009
11,483	Gibraltar Industries, Inc.[d]	219,785
500	Go-Ahead Group plc	19,885
1,219	Graco, Inc.	87,146
16,927	Granite Construction, Inc.	575,857
6,309	H&E Equipment Services, Inc.	113,183
800	Hamburger Hafen und Logistik AG	15,358
16,850	Healthcare Services Group, Inc.	588,233
5,327	Heico Corporation	292,079
29,173	Hertz Global Holdings, Inc.[d]	495,649
2,602	Hillenbrand, Inc.	73,793
11,086	HNI Corporation	549,755
12,096	Honeywell International, Inc.	1,270,685
200	Hoshizaki Electric Company, Ltd.	11,921
4,111	Hub Group, Inc.[d]	173,196
2,850	Huntington Ingalls Industries, Inc.	334,619
18,242	Huron Consulting Group, Inc.[d]	1,394,966
700	Inaba Denki Sangyo Company, Ltd.	23,843
26,850	Ingersoll-Rand plc	1,648,590
1,700	Insperity, Inc.	85,476
2,700	Intrum Justitia AB	91,820
9,000	ITOCHU Corporation	110,177
10,840	Jacobs Engineering Group, Inc.[d]	456,581
402	Jardine Matheson Holdings, Ltd.	21,833
2,610	JB Hunt Transport Services, Inc.	219,553
100	Jungheinrich AG	7,050
4,909	Kaman Corporation	193,758
13,200	KAR Auction Services, Inc.	513,876
10,702	Kforce, Inc.	250,106
8,043	Kirby Corporation[d]	582,394
3,300	KITZ Corporation	15,079
3,500	Komatsu, Ltd.	64,676
800	KONE Oyj	33,573
700	Koninklijke Boskalis Westminster NV	34,200
24,200	Korn/Ferry International	810,216
6,302	Landstar System, Inc.	453,933
806	Luxfer Holdings plc ADR	10,494
4,671	Manpower, Inc.	422,632
4,196	Matson, Inc.	173,798
7,355	Matthews International Corporation	396,067
12,078	McGrath Rentcorp	306,298
6,350	Meritor, Inc.[d]	89,408
5,053	Middleby Corporation[d]	620,003
4,722	Mine Safety Appliances Company	243,891

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
41

MODERATE ALLOCATION FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Shares	Common Stock (23.3%)	Value

Industrials (2.8%) - continued
1,300	MIRAIT Holdings Corporation	$14,917
6,000	Mistras Group, Inc.[d]	107,940
1,000	Mitsuboshi Belting, Ltd.	7,955
14,065	Navigant Consulting, Inc.[d]	221,102
3,147	Nielsen NV	152,504
1,400	Nippon Konpo Unyu Soko Company, Ltd.	24,205
1,000	Nisshinbo Holdings, Inc.	11,078
2,400	Nitto Kogyo Corporation	53,001
3,109	Nordson Corporation	230,408
1,000	Okuma Corporation	9,692
2,230	Old Dominion Freight Line, Inc.[d]	163,124
17,644	On Assignment, Inc.[d]	676,118
7,566	Oshkosh Corporation	276,462
14,510	Pentair, Ltd.	882,353
11,557	PGT, Inc.[d]	185,721
9,900	PowerSecure International, Inc.[d]	149,886
22,030	Progressive Waste Solutions, Ltd.	599,436
8,946	Proto Labs, Inc.[d]	674,260
11,870	Raven Industries, Inc.	230,634
1,444	RBC Bearings, Inc.[d]	97,831
4,500	Rentokil Initial plc	10,332
14,500	Republic Services, Inc.	616,685
211	Rieter Holding AG	31,796
21,334	Ritchie Brothers Auctioneers, Inc.	576,445
3,722	Robert Half International, Inc.	204,822
1,239	Roper Industries, Inc.	207,248
3,600	Ryder System, Inc.	325,872
7,890	Saia, Inc.[d]	342,584
5,400	Sandvik AB	54,717
1,600	Siemens AG	171,433
22,005	Southwest Airlines Company	796,581
2,400	Spirit Aerosystems Holdings, Inc.[d]	135,120
6,513	Spirit Airlines, Inc.[d]	389,608
3,573	Stericycle, Inc.[d]	503,686
3,414	Sun Hydraulics Corporation	120,924
11,474	Swift Transportation Company[d]	273,311
800	Teleperformance SA	59,393
6,680	Tennant Company	399,531
15,166	Terex Corporation	336,079
10,764	Textron, Inc.	470,387
400	TKH Group NV	17,164
3,000	Toppan Printing Company, Ltd.	26,070
2,600	Toro Company	177,658
4,069	Triumph Group, Inc.	219,116
800	Tsubakimoto Chain Company	6,822
10,345	Tyco International plc	393,007
10,460	Union Pacific Corporation	1,020,791
10,255	United Continental Holdings, Inc.[d]	578,279
2,076	United Rentals, Inc.[d]	139,071
4,145	Universal Forest Products, Inc.	263,207
6,200	Universal Truckload Services, Inc.	131,006
13,318	UTI Worldwide, Inc.[d]	111,871
3,100	Verisk Analytics, Inc.[d]	242,141
1,900	WABCO Holdings, Inc.[d]	234,593
9,007	WageWorks, Inc.[d]	449,900
8,041	Waste Connections, Inc.	403,095
2,255	Watsco, Inc.	289,181
11,700	Wesco Aircraft Holdings, Inc.[d]	168,363
6,300	West Corporation	181,755
2,698	Woodward, Inc.	133,173
2,837	YRC Worldwide, Inc.[d]	54,754
400	Yuasa Trading Company, Ltd.	9,426

	Total	50,757,625

Shares	Common Stock (23.3%)	Value

Information Technology (4.0%)
10,307	A10 Networks, Inc.[d]	$67,099
6,676	Advanced Energy Industries, Inc.[d]	174,844
4,741	Agilent Technologies, Inc.	194,144
1,117	Akamai Technologies, Inc.[d]	85,685
10,500	Alibaba Group Holding, Ltd. ADR[d]	822,570
1,850	Alliance Data Systems Corporation[d]	508,824
900	Alps Electric Company, Ltd.	28,367
3,648	Ambarella, Inc.[d]	422,694
7,439	Amphenol Corporation	419,634
1,800	Analog Devices, Inc.	104,994
2,648	ANSYS, Inc.[d]	249,309
21,274	Apple, Inc.	2,580,536
19,426	Applied Materials, Inc.	337,235
29,035	Applied Micro Circuits Corporation[d]	180,307
5,408	Applied Optoelectronics, Inc.[d]	105,186
7,080	Arista Networks, Inc.[d]	598,048
17,146	ARM Holdings plc ADR	806,548
12,314	Aspen Technology, Inc.[d]	546,495
73,813	Atmel Corporation	611,172
4,700	AVG Technologies NVd	135,078
5,600	AVX Corporation	75,432
1,835	Badger Meter, Inc.	107,935
4,955	Belden, Inc.	293,485
12,780	Broadridge Financial Solutions, Inc.	693,571
113,747	Brocade Communications Systems, Inc.	1,167,044
16,359	Brooks Automation, Inc.	172,587
2,600	Brother Industries, Ltd.	35,917
6,387	Cabot Microelectronics Corporation[d]	289,587
8,800	Cadence Design Systems, Inc.[d]	184,536
4,800	Canon, Inc.	153,577
200	Cap Gemini SA	19,106
8,076	Cardtronics, Inc.[d]	299,377
3,800	Carsales.com, Ltd.	30,080
4,970	Cavium, Inc.[d]	336,966
6,100	Ciena Corporation[d]	155,245
174,490	Cisco Systems, Inc.	4,959,006
4,051	Citrix Systems, Inc.[d]	306,296
10,311	Cognex Corporation	466,779
6,100	Cognizant Technology Solutions Corporation[d]	384,910
3,025	Coherent, Inc.[d]	175,299
4,000	Comtech Telecommunications Corporation	115,240
6,613	Constant Contact, Inc.[d]	170,880
3,816	Cornerstone OnDemand, Inc.[d]	137,605
64,750	Corning, Inc.	1,209,530
2,110	Criteo SA ADR[d]	112,315
8,283	Demandware, Inc.[d]	625,863
1,000	Dialog Semiconductor plc[d]	49,872
4,335	DST Systems, Inc.	473,165
38,849	eBay, Inc.[d]	1,092,434
12,791	Electro Rent Corporation	128,550
87,690	EMC Corporation	2,357,984
6,404	Entegris, Inc.[d]	94,875
10,170	Envestnet, Inc.[d]	460,599
1,188	F5 Networks, Inc.[d]	159,358
9,445	Fabrinet[d]	175,299
43,140	Facebook, Inc.[d]	4,055,591
12,109	FARO Technologies, Inc.[d]	531,464
7,400	FEI Company	636,178
5,395	Fidelity National Information Services, Inc.	352,995
2,900	FleetCor Technologies, Inc.[d]	448,978
10,048	Fortinet, Inc.[d]	479,692
4,800	FUJIFILM Holdings NPV	190,362

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
42

MODERATE ALLOCATION FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Shares	Common Stock (23.3%)	Value

Information Technology (4.0%) - continued
3,048	Gartner, Inc.[d]	$269,961
800	GMO Internet, Inc.	13,354
1,939	Google, Inc., Class Ad	1,274,892
3,890	Google, Inc., Class Cd	2,433,623
21,894	Guidewire Software, Inc.[d]	1,292,841
2,000	Hitachi Kokusai Electric, Inc.	26,965
14,900	HomeAway, Inc.[d]	447,596
7,546	IAC/InterActiveCorporation	583,004
2,688	Imperva, Inc.[d]	176,602
4,536	Intersil Corporation	50,486
700	IRESS, Ltd.	5,311
600	IT Holdings Corporation	13,741
500	ITOCHU Techno-Solutions Corporation	11,674
15,917	Ixia[d]	210,104
19,965	JDS Uniphase Corporation[d]	221,412
8,814	Juniper Networks, Inc.	250,494
2,363	Keysight Technologies, Inc.[d]	72,166
4,580	LinkedIn Corporation[d]	930,931
2,378	Littelfuse, Inc.	218,776
4,183	Manhattan Associates, Inc.[d]	271,142
5,460	MasterCard, Inc.	531,804
13,941	Maxim Integrated Products, Inc.	474,552
13,200	MaxLinear, Inc.[d]	143,616
3,771	Methode Electronics, Inc.	101,176
8,555	Microchip Technology, Inc.	366,496
10,490	Microsemi Corporation[d]	345,541
70,570	Microsoft Corporation	3,295,619
14,802	Monolithic Power Systems, Inc.	765,411
16,520	National Instruments Corporation	478,419
1,800	NEC Networks & System Integration Corporation	37,706
29,752	NetApp, Inc.	926,775
8,843	Newport Corporation[d]	140,073
2,127	Nice Systems, Ltd. ADR	137,319
300	NS Solutions Corporation	11,830
67,806	NVIDIA Corporation	1,352,730
3,960	NXP Semiconductors NVd	384,080
1,000	Optimal Payments plc[d]	4,117
39,950	Oracle Corporation	1,595,603
200	Oracle Corporation Japan	8,417
938	Palo Alto Networks, Inc.[d]	174,309
14,124	Pandora Media, Inc.[d]	247,452
39,899	PayPal Holdings, Inc.[d]	1,544,091
6,654	Plantronics, Inc.	386,464
7,000	Polycom, Inc.[d]	79,660
13,427	Progress Software Corporation[d]	398,513
12,235	Proofpoint, Inc.[d]	791,605
9,184	QLIK Technologies, Inc.[d]	371,585
15,250	QUALCOMM, Inc.	981,947
4,600	Red Hat, Inc.[d]	363,768
24,040	Salesforce.com, Inc.[d]	1,762,132
3,105	Samsung Electronics Company, Ltd. GDR	1,574,235
1,200	SAP SE	86,212
3,458	ServiceNow, Inc.[d]	278,369
2,616	Skyworks Solutions, Inc.	250,273
13,774	Sonus Networks, Inc.[d]	111,156
11,100	Symantec Corporation	252,414
2,272	SYNNEX Corporation	171,831
2,376	Synopsys, Inc.[d]	120,796
23,100	Teradata Corporation[d]	857,241
19,230	Teradyne, Inc.	370,370
23,980	Texas Instruments, Inc.	1,198,520
7,123	Textura Corporationd	206,567
2,500	Total System Services, Inc.	115,550

Shares	Common Stock (23.3%)	Value

Information Technology (4.0%) - continued
300	Trend Micro, Inc.	$10,981
2,127	Tyler Technologies, Inc.[d]	296,802
3,251	Ultimate Software Group, Inc.[d]	598,867
9,300	Vantiv, Inc.[d]	409,200
11,370	Veeco Instruments, Inc.[d]	294,256
34,442	Virtusa Corporationd	1,651,149
28,570	Visa, Inc.	2,152,464
5,934	VMware, Inc.[d]	528,897
3,400	WebMD Health Corporation[d]	148,172
6,757	Western Digital Corporation	581,507
77,850	Xerox Corporation	857,907
8,964	Xilinx, Inc.	374,247

	Total	73,820,201

Materials (1.1%)
6,107	Agnico Eagle Mines, Ltd.	135,148
2,071	Airgas, Inc.	211,283
6,400	Albemarle Corporation	346,880
36,949	Alcoa, Inc.	364,687
5,929	American Vanguard Corporation	76,010
300	APERAMd	11,051
5,487	AptarGroup, Inc.	371,964
4,253	Avery Dennison Corporation	258,795
11,072	Axalta Coating Systems, Ltd.[d]	352,200
3,320	Balchem Corporation	188,144
5,969	Ball Corporation	404,937
36,178	Barrick Gold Corporation	255,417
12,200	Berry Plastics Group, Inc.[d]	397,232
4,400	BillerudKorsnas AB	67,591
4,300	Boral, Ltd.	20,829
1,900	Buzzi Unicem SPA	32,436
5,946	Carpenter Technology Corporation	223,213
13,181	Celanese Corporation	868,891
8,046	CF Industries Holdings, Inc.	476,323
22,809	Chemtura Corporation[d]	625,651
4,553	Clearwater Paper Corporationd	267,944
1,150	Compass Minerals International, Inc.	92,000
14,813	Crown Holdings, Inc.[d]	763,018
4,800	Daicel Corporation	65,060
16,760	Dow Chemical Company	788,726
1,000	DOWA Holdings Company, Ltd.	9,502
4,743	Eagle Materials, Inc.	365,875
5,700	Eastman Chemical Company	446,880
20,733	Eldorado Gold Corporation	71,322
3,957	FMC Corporation	192,073
4,719	Franco-Nevada Corporation	191,308
35,649	Freeport-McMoRan, Inc.	418,876
25,137	Goldcorp, Inc.	333,819
23,831	Graphic Packaging Holding Company	359,848
1,600	Hokuetsu Kishu Paper Company, Ltd.	9,555
500	Holmen AB	14,264
23,320	Horsehead Holding Corporationd	193,090
10,838	Innospec, Inc.	468,743
18,083	International Paper Company	865,633
34,084	Kinross Gold Corporationd	62,033
2,677	Martin Marietta Materials, Inc.	419,807
4,417	Minerals Technologies, Inc.	286,001
1,500	Mondi plc	36,008
11,942	Myers Industries, Inc.	180,682
15,281	Newmont Mining Corporation	262,375
4,000	Nippon Steel & Sumitomo Metal Corporation	9,448
21,900	Norsk Hydro ASA	81,670
16,330	Nucor Corporation	720,806
5,943	OceanaGold Corporation	10,270
1,000	Oji Holdings Corporation	4,372

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
43

MODERATE ALLOCATION FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Shares	Common Stock (23.3%)	Value

Materials (1.1%) - continued
14,884	Owens-Illinois, Inc.[d]	$317,773
11,787	Packaging Corporation of America	834,402
20,139	PolyOne Corporation	690,164
2,000	Rengo Company, Ltd.	7,743
10,742	Rock-Tenn Company[d]	677,391
2,183	Royal Gold, Inc.	110,067
4,800	RPM International, Inc.	224,976
1,371	Ryerson Holding Corporation[d]	9,282
7,837	Sealed Air Corporation	416,693
1,650	Silgan Holdings, Inc.	88,225
11,976	Silver Wheaton Corporation	156,646
3,550	Southern Copper Corporation	98,903
28,095	Steel Dynamics, Inc.	562,743
7,169	Stillwater Mining Company[d]	68,249
4,000	Sumitomo Metal Mining Company, Ltd.	53,781
1,000	Sumitomo Seika Chemicals Company, Ltd.	6,844
20,897	Teck Resources, Ltd.	153,384
3,300	UPM-Kymmene Oyj	60,957
1,600	Vedanta Resources plc	9,954
3,874	Vulcan Materials Company	352,611
21,489	Wausau Paper Corporation	189,963
6,200	Westlake Chemical Corporation	387,314
27,522	Yamana Gold, Inc.	53,943
2,500	Yara International ASA	124,385

	Total	19,336,083

Telecommunications Services (0.1%)
16,700	Bezeq Israel Telecommunication Corporation, Ltd.	30,799
9,755	BT Group plc	70,597
2,600	Elisa Oyj	87,577
2,300	Freenet AG	78,932
37,778	KCOM Group plc	55,751
1,401	Level 3 Communications, Inc.[d]	70,751
2,600	Nippon Telegraph & Telephone Corporation	100,133
5,700	Orange SA	93,766
1,400	Proximus SA	52,775
2,734	SBA Communications Corporationd	330,048
1,600	Tele2 AB	16,646
46,000	Telstra Corporation, Ltd.	217,814
27,712	Verizon Communications, Inc.	1,296,644
23,800	Vonage Holdings Corporationd	152,082

	Total	2,654,315

Utilities (0.6%)
43,300	A2A SPA	55,280
3,900	AGL Resources, Inc.	187,512
3,350	Atmos Energy Corporation	185,255
3,109	Black Hills Corporation	129,521
6,608	Cleco Corporation	359,673
2,000	CLP Holdings, Ltd.	16,985
4,100	DTE Energy Company	329,886
6,070	Dynegy, Inc.[d]	158,123
1,900	E.ON SE	25,092
8,400	Edison International, Inc.	504,084
6,659	El Paso Electric Company	242,587
29,600	Electricidade de Portugal SA	109,483
17,300	Enel SPA	81,292
6,000	Entergy Corporation	426,120
18,095	FirstEnergy Corporation	614,506
1,100	Hokuriku Electric Power Company	16,910
4,230	Laclede Group, Inc.	228,885
710	National Grid plc	9,449

Shares	Common Stock (23.3%)	Value

Utilities (0.6%) - continued
13,350	NiSource, Inc.	$233,091
5,150	NorthWestern Corporation	277,276
16,956	NRG Energy, Inc.	380,662
3,000	Osaka Gas Company, Ltd.	11,996
43,565	PG&E Corporation	2,287,598
7,593	PNM Resources, Inc.	200,303
5,060	Portland General Electric Company	182,211
5,400	Public Service Enterprise Group, Inc.	225,018
10,900	Redes Energeticas Nacionais SGPS SA	32,669
6,466	SCANA Corporation	354,337
7,492	Sempra Energy	762,536
1,004	Severn Trent plc	34,518
18,850	Southern Company	843,160
5,840	Southwest Gas Corporation	329,026
1,000	Toho Gas Company, Ltd.	5,974
5,900	United Utilities Group plc	82,072
5,200	Westar Energy, Inc.	195,780
18,300	Wisconsin Energy Corporation	896,700

	Total	11,015,570

	Total Common Stock (cost $388,322,068)	429,056,555

Principal Amount	Long-Term Fixed Income (19.0%)	Value

Asset-Backed Securities (0.7%)
	Access Group, Inc.
168,885	0.691%, 2/25/2036[f,g]	165,481
	Ares CLO, Ltd.
525,000	1.576%, 10/12/2023*,g	523,853
	BA Credit Card Trust
300,000	0.567%, 6/15/2021[g]	300,013
	Barclays Dryrock Issuance Trust
700,000	0.547%, 12/16/2019[g]	699,782
	Betony CLO, Ltd.
190,000	1.799%, 4/15/2027*,[g]	189,944
	Capital One Multi-Asset Execution Trust
400,000	0.567%, 1/18/2022[g]	400,262
	Chase Issuance Trust
250,000	1.590%, 2/18/2020	251,191
175,000	1.620%, 7/15/2020	175,150
	Chesapeake Funding, LLC
310,556	0.638%, 1/7/2025[f,g]	310,690
	Countrywide Asset-Backed Certificates
356,884	5.530%, 4/25/2047	379,496
	Edlinc Student Loan Funding Trust
56,315	3.170%, 10/1/2025*,g	57,019
	Enterprise Fleet Financing, LLC
322,393	1.060%, 3/20/2019[f]	322,424
356,127	0.870%, 9/20/2019[f]	355,506
	FirstEnergy Ohio PIRB Special Purpose Trust
78,440	0.679%, 1/15/2019	78,362
	Ford Credit Auto Owner Trust
225,000	2.260%, 11/15/2025[f]	227,206
	Golden Credit Card Trust
100,000	0.617%, 9/15/2018[f,g]	100,049
	GoldenTree Loan Opportunities IX, Ltd.
200,000	1.804%, 10/29/2026*,g	199,100
	Golub Capital Partners CLO 23M, Ltd.
600,000	1.485%, 5/5/2027*,g	599,235

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
44

MODERATE ALLOCATION FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (19.0%)	Value

Asset-Backed Securities (0.7%) - continued
	Morgan Stanley Bank of America Merrill Lynch Trust
$700,000	3.176%, 8/15/2045	$720,029
700,000	3.246%, 12/15/2047	707,378
	Morgan Stanley Capital, Inc.
987,300	0.341%, 2/25/2037[g]	596,372
	OZLM VIII, Ltd.
210,000	1.729%, 10/17/2026*,g	209,627
	Race Point IX CLO, Ltd.
490,000	1.768%, 4/15/2027*,g	489,300
	Renaissance Home Equity Loan Trust
2,280,000	6.011%, 5/25/2036[h]	1,604,548
	SLM Student Loan Trust
305,553	0.787%, 7/15/2022[f,g]	305,735
346,748	0.787%, 8/15/2022[f,g]	346,388
278,149	0.695%, 4/25/2023[f,g]	277,423
75,000	1.237%, 5/17/2027[f,g]	74,959
	UBS Commercial Mortgage Trust
1,100,000	3.400%, 5/10/2045	1,144,384
	Volvo Financial Equipment, LLC
129,018	0.740%, 3/15/2017[f]	129,010
750,000	0.820%, 4/16/2018[f]	748,946
	World Financial Network Credit Card Master Trust
250,000	0.910%, 3/16/2020	250,154
	World Omni Master Owner Trust
90,000	0.537%, 2/15/2018[f,g]	90,000

	Total	13,029,016

Basic Materials (0.2%)
	Albemarle Corporation
60,000	3.000%, 12/1/2019	60,328
	ArcelorMittal
325,000	6.250%, 3/1/2021	328,250
	Freeport-McMoRan, Inc.
404,000	2.375%, 3/15/2018	376,730
145,000	3.550%, 3/1/2022	121,619
246,000	3.875%, 3/15/2023	202,027
	Georgia-Pacific, LLC
135,000	2.539%, 11/15/2019[f]	135,509
	Glencore Funding, LLC
100,000	1.349%, 4/16/2018[f,g]	99,943
304,000	2.875%, 4/16/2020[f]	292,490
	Hexion US Finance Corporation
170,000	8.875%, 2/1/2018	147,900
	LyondellBasell Industries NV
293,000	6.000%, 11/15/2021	333,227
	Packaging Corporation of America
300,000	4.500%, 11/1/2023	313,641
	Sappi Papier Holding GmbH
155,000	6.625%, 4/15/2021[f]	160,813
	Yamana Gold, Inc.
260,000	4.950%, 7/15/2024	234,565

	Total	2,807,042

Capital Goods (0.2%)
	Boeing Company
215,000	3.500%, 3/1/2045	193,860
	Brand Energy & Infrastructure Services, Inc.
150,000	8.500%, 12/1/2021[f]	138,750
	CNH Capital, LLC
270,000	3.625%, 4/15/2018	273,320

Principal Amount	Long-Term Fixed Income (19.0%)	Value

Capital Goods (0.2%) - continued
	Crown Americas Capital Corporation IV
$325,000	4.500%, 1/15/2023	$315,250
	Harsco Corporation
291,000	2.700%, 10/15/2015	291,364
	L-3 Communications Corporation
280,000	1.500%, 5/28/2017	277,566
	Lockheed Martin Corporation
280,000	3.800%, 3/1/2045	248,467
	Martin Marietta Materials, Inc.
210,000	1.382%, 6/30/2017[g]	209,316
	Northrop Grumman Corporation
280,000	3.850%, 4/15/2045	246,669
	Owens-Brockway Glass Container, Inc.
215,000	5.000%, 1/15/2022[f]	215,000
	Reynolds Group Issuer, Inc.
269,675	5.750%, 10/15/2020	279,114
	Roper Industries, Inc.
288,000	2.050%, 10/1/2018	287,380
	Textron, Inc.
190,000	5.600%, 12/1/2017	204,990
155,000	5.950%, 9/21/2021	178,345
	Waste Management, Inc.
75,000	3.125%, 3/1/2025	72,658

	Total	3,432,049

Collateralized Mortgage Obligations (1.1%)
	Alm Loan Funding CLO
210,000	1.719%, 10/17/2026*,g	209,540
	Alternative Loan Trust
321,562	6.000%, 6/25/2036	294,150
	Apidos CLO XVIII
215,000	1.707%, 7/22/2026*,g	213,242
	Babson CLO, Ltd.
210,000	1.564%, 10/17/2026*,g	209,173
	Birchwood Park CLO, Ltd.
210,000	1.729%, 7/15/2026*,g	209,627
	BlueMountain CLO, Ltd.
210,000	1.769%, 10/15/2026*,g	208,821
	Carlyle Global Market Strategies CLO, Ltd.
215,000	1.583%, 7/20/2023*,g	214,109
200,000	1.674%, 10/15/2026*,g	200,169
	Cent CLO 16, LP
210,000	1.528%, 8/1/2024*,g	208,764
	Cent CLO 22, Ltd.
200,000	1.756%, 11/7/2026*,g	198,848
	Citigroup Mortgage Loan Trust, Inc.
451,757	5.500%, 11/25/2035	416,393
	CitiMortgage Alternative Loan Trust
1,543,594	5.750%, 4/25/2037	1,323,134
	Countrywide Alternative Loan Trust
520,851	5.071%, 10/25/2035	474,112
491,941	6.000%, 4/25/2036	437,968
295,342	6.000%, 1/25/2037	271,688
1,417,680	5.500%, 5/25/2037	1,192,003
1,224,555	7.000%, 10/25/2037	878,194
	Countrywide Home Loans, Inc.
559,635	5.750%, 4/25/2037	509,570
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
162,778	5.500%, 10/25/2021	157,504
436,150	6.000%, 10/25/2021	384,485

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
45

MODERATE ALLOCATION FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (19.0%)	Value

Collateralized Mortgage Obligations (1.1%) - continued
	Dryden 34 Senior Loan Fund CLO
$210,000	1.719%, 10/15/2026*,g	$209,539
	Federal Home Loan Mortgage Corporation
1,091,851	3.000%, 2/15/2033[i]	144,966
	Federal National Mortgage Association
2,285,351	3.500%, 1/25/2033[i]	321,422
	Galaxy XX CLO, Ltd.
650,000	1.731%, 7/20/2027*,g	648,122
	GSR Mortgage Loan Trust
558,003	0.381%, 8/25/2046[g]	540,523
	J.P. Morgan Mortgage Trust
264,273	2.806%, 6/25/2036	224,713
142,645	2.555%, 10/25/2036	128,109
994,057	0.571%, 1/25/2037[g]	638,000
1,234,248	6.250%, 8/25/2037	975,163
	Limerock CLO III, LLC
650,000	1.817%, 10/20/2026*,g	647,518
	Madison Park Funding XIV CLO, Ltd.
230,000	1.737%, 7/20/2026*,g	229,710
	Madison Park Funding, Ltd.
725,000	1.570%, 8/15/2022*,g	723,797
	Magnetite XII, Ltd.
650,000	1.789%, 4/15/2027*,g	649,660
	MASTR Alternative Loans Trust
347,591	6.500%, 7/25/2034	355,902
690,582	0.641%, 12/25/2035[g]	361,335
	Merrill Lynch Alternative Note Asset Trust
347,207	6.000%, 3/25/2037	316,525
	Mountain View CLO, Ltd.
675,000	1.739%, 7/15/2027*,g	668,286
	Neuberger Berman CLO, Ltd.
150,000	1.749%, 8/4/2025*,g	149,125
	NZCG Funding CLO, Ltd.
675,000	1.812%, 4/27/2027*,g	675,361
	Octagon Investment Partners XX CLO, Ltd.
210,000	1.720%, 8/12/2026*,g	209,634
	OHA Loan Funding, Ltd.
650,000	1.817%, 10/20/2026*,g	647,505
	Residential Asset Securitization Trust
981,311	0.571%, 8/25/2037[g]	337,578
	Shackleton VII CLO, Ltd.
675,000	1.797%, 4/15/2027*,g	674,978
	Symphony CLO XV, Ltd.
650,000	1.739%, 10/17/2026*,g	649,725
	Symphony CLO, Ltd.
206,842	1.383%, 1/9/2023*,g	206,287
	Voya CLO 3, Ltd.
210,000	1.715%, 7/25/2026*,g	209,471
	WaMu Mortgage Pass Through Certificates
124,524	2.246%, 9/25/2036	112,073
464,246	2.281%, 10/25/2036	414,259

	Total	20,280,780

Commercial Mortgage-Backed Securities (0.6%)
	Commercial Mortgage Pass-Through Certificates
300,000	1.237%, 6/8/2030[f,g]	299,530

Principal Amount	Long-Term Fixed Income (19.0%)	Value

Commercial Mortgage-Backed Securities (0.6%) - continued
	Credit Suisse First Boston Mortgage Securities
$2,400,000	5.542%, 1/15/2049	$2,522,062
	Credit Suisse Mortgage Capital Certificates
1,500,000	5.509%, 9/15/2039	1,558,335
	Federal Home Loan Mortgage Corporation Multi Family Structured Pass Thru Certificates
56,085	0.727%, 12/25/2016	56,140
	Federal National Mortgage Association
224,501	1.272%, 1/25/2017	225,478
	Greenwich Capital Commercial Funding Corporation
1,600,000	5.867%, 12/10/2049	1,705,246
	GS Mortgage Securities Trust
1,200,000	3.666%, 9/10/2047	1,248,206
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
400,000	1.136%, 12/15/2028[f,g]	399,935
1,200,000	5.885%, 2/12/2049	1,268,659
	JPMBB Commercial Mortgage Securities Trust
600,000	3.231%, 1/15/2048	602,361
	LSTAR Commercial Mortgage Trust
75,325	1.519%, 1/20/2041[f]	75,334
	Morgan Stanley Capital, Inc.
750,000	5.406%, 3/15/2044	787,673
	SCG Trust
200,000	1.587%, 11/15/2026[f,g]	199,831

	Total	10,948,790

Communications Services (0.7%)
	21st Century Fox America, Inc.
280,000	6.900%, 3/1/2019	324,649
	AMC Networks, Inc.
270,000	4.750%, 12/15/2022	272,025
	America Movil SAB de CV
252,000	5.000%, 10/16/2019	276,819
	American Tower Corporation
25,000	2.800%, 6/1/2020	24,765
280,000	3.450%, 9/15/2021	279,985
	AT&T, Inc.
90,000	1.212%, 6/30/2020[g]	90,386
286,000	3.875%, 8/15/2021	294,491
230,000	3.000%, 6/30/2022	222,560
285,000	5.550%, 8/15/2041	291,909
230,000	4.750%, 5/15/2046	212,134
	British Sky Broadcasting Group plc
255,000	2.625%, 9/16/2019[f]	254,878
	CBS Corporation
312,000	4.000%, 1/15/2026	308,259
	CCO Holdings, LLC
270,000	7.375%, 6/1/2020	285,581
	CCO Safari II, LLC
234,000	6.834%, 10/23/2055[f]	240,639
156,000	3.579%, 7/23/2020[f]	156,461
156,000	4.908%, 7/23/2025[f]	156,345
	CenturyLink, Inc.
200,000	6.450%, 6/15/2021	204,000
	Columbus International, Inc.
325,000	7.375%, 3/30/2021[f]	345,313

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
46

MODERATE ALLOCATION FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (19.0%)	Value

Communications Services (0.7%) - continued
	Comcast Corporation
$380,000	4.400%, 8/15/2035	$383,869
145,000	4.650%, 7/15/2042	148,634
198,000	4.750%, 3/1/2044	206,940
	Cox Communications, Inc.
140,000	9.375%, 1/15/2019[f]	169,055
300,000	3.850%, 2/1/2025[f]	289,671
	Crown Castle International Corporation
280,000	5.250%, 1/15/2023	293,300
	Crown Castle Towers, LLC
135,000	4.174%, 8/15/2017[f]	139,857
	Digicel, Ltd.
325,000	6.000%, 4/15/2021[f]	306,313
	DIRECTV Holdings, LLC
164,000	5.875%, 10/1/2019	185,280
285,000	6.350%, 3/15/2040	310,022
325,000	5.150%, 3/15/2042	309,764
	Hughes Satellite Systems Corporation
243,000	6.500%, 6/15/2019	266,662
	Intelsat Jackson Holdings SA
270,000	7.250%, 4/1/2019	267,637
	Level 3 Financing, Inc.
270,000	8.625%, 7/15/2020	288,225
	McGraw Hill Financial, Inc.
180,000	4.000%, 6/15/2025[f]	181,090
	Numericable-SFR
325,000	6.000%, 5/15/2022[f]	330,688
	Scripps Networks Interactive, Inc.
300,000	2.800%, 6/15/2020	297,001
	SES Global Americas Holdings GP
175,000	2.500%, 3/25/2019[f]	174,009
	Sprint Corporation
305,000	7.625%, 2/15/2025	282,888
	Telefonica Emisiones SAU
252,000	3.192%, 4/27/2018	258,944
145,000	7.045%, 6/20/2036	178,599
	Time Warner Entertainment Company, LP
379,000	8.375%, 3/15/2023	471,811
	Time Warner, Inc.
304,000	3.600%, 7/15/2025	293,896
215,000	6.250%, 3/29/2041	248,965
	T-Mobile USA, Inc.
325,000	6.125%, 1/15/2022	339,625
	Unitymedia Hessen GmbH & Company KG
160,000	5.500%, 1/15/2023[f]	163,000
	UPCB Finance V, Ltd.
243,000	7.250%, 11/15/2021[f]	261,832
	Verizon Communications, Inc.
165,000	1.053%, 6/17/2019[g]	164,862
77,000	2.625%, 2/21/2020	76,916
390,000	3.000%, 11/1/2021	387,053
540,000	5.150%, 9/15/2023	594,334
20,000	6.400%, 9/15/2033	23,122
144,000	5.050%, 3/15/2034	145,141
242,000	4.272%, 1/15/2036[f]	219,346
72,000	6.550%, 9/15/2043	85,063
318,000	4.522%, 9/15/2048[f]	282,588
	West Corporation
325,000	5.375%, 7/15/2022[f]	308,750

Principal Amount	Long-Term Fixed Income (19.0%)	Value

Communications Services (0.7%) - continued
	Wind Acquisition Finance SA
$200,000	4.750%, 7/15/2020[f]	$204,500

	Total	13,780,451

Consumer Cyclical (0.3%)
	Cinemark USA, Inc.
270,000	4.875%, 6/1/2023	265,613
	CVS Health Corporation
60,000	2.250%, 8/12/2019	60,063
390,000	4.875%, 7/20/2035	403,209
144,000	6.125%, 9/15/2039	170,963
	Ford Motor Company
146,000	7.450%, 7/16/2031	186,489
	Ford Motor Credit Company, LLC
190,000	5.000%, 5/15/2018	203,996
300,000	2.597%, 11/4/2019	298,559
	General Motors Company
280,000	6.250%, 10/2/2043	305,726
	General Motors Financial Company, Inc.
270,000	3.250%, 5/15/2018	273,503
210,000	4.000%, 1/15/2025	201,966
360,000	4.300%, 7/13/2025	355,272
	Hilton Worldwide Finance, LLC
325,000	5.625%, 10/15/2021	338,406
	Home Depot, Inc.
152,000	2.625%, 6/1/2022	150,322
	Hyundai Capital America
75,000	2.000%, 3/19/2018[f]	74,998
	Jaguar Land Rover Automotive plc
270,000	5.625%, 2/1/2023[f]	272,700
	KB Home
138,000	4.750%, 5/15/2019	137,655
	L Brands, Inc.
270,000	5.625%, 2/15/2022	289,913
	Lennar Corporation
270,000	4.125%, 12/1/2018	274,050
	Macy’s Retail Holdings, Inc.
82,000	4.375%, 9/1/2023	86,941
260,000	3.625%, 6/1/2024	257,099
	MGM Resorts International
325,000	6.000%, 3/15/2023	330,688
	Royal Caribbean Cruises, Ltd.
325,000	5.250%, 11/15/2022	336,765
	Six Flags Entertainment Corporation
215,000	5.250%, 1/15/2021[f]	221,450
	Toll Brothers Finance Corporation
128,000	8.910%, 10/15/2017	146,560
132,000	4.000%, 12/31/2018	135,630
	United Rentals, Inc.
325,000	5.500%, 7/15/2025	310,781

	Total	6,089,317

Consumer Non-Cyclical (0.7%)
	AbbVie, Inc.
33,000	1.800%, 5/14/2018	32,910
260,000	2.500%, 5/14/2020	258,403
190,000	3.600%, 5/14/2025	187,180
	Actavis Funding SCS
215,000	4.550%, 3/15/2035	202,027
280,000	4.850%, 6/15/2044	269,258
	Altria Group, Inc.
470,000	2.850%, 8/9/2022	455,054
	Amgen, Inc.
85,000	2.125%, 5/1/2020	83,618

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
47

MODERATE ALLOCATION FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (19.0%)	Value

Consumer Non-Cyclical (0.7%) - continued
$300,000	2.700%, 5/1/2022	$291,356
155,000	3.125%, 5/1/2025	147,379
	B&G Foods, Inc.
230,000	4.625%, 6/1/2021	228,850
	BAT International Finance plc
120,000	0.796%, 6/15/2018[f,g]	119,929
	Becton, Dickinson and Company
210,000	6.375%, 8/1/2019	240,225
	Boston Scientific Corporation
110,000	6.000%, 1/15/2020	124,079
285,000	4.125%, 10/1/2023	291,207
	Bunge Limited Finance Corporation
216,000	8.500%, 6/15/2019	261,025
	Cardinal Health, Inc.
65,000	1.950%, 6/15/2018	65,110
114,000	4.900%, 9/15/2045	114,749
	CHS/Community Health Systems, Inc.
270,000	7.125%, 7/15/2020	287,550
	Church & Dwight Company, Inc.
80,000	2.450%, 12/15/2019	80,417
	Cigna Corporation
215,000	5.375%, 2/15/2042	228,291
	Cott Beverages, Inc.
325,000	5.375%, 7/1/2022	317,688
	EMD Finance, LLC
130,000	0.633%, 3/17/2017[f,g]	129,933
430,000	2.950%, 3/19/2022[f]	421,372
	Forest Laboratories, Inc.
290,000	4.375%, 2/1/2019[f]	306,738
	Fresenius Medical Care US Finance II, Inc.
270,000	5.875%, 1/31/2022[f]	291,600
	H. J. Heinz Company
275,000	3.500%, 7/15/2022[f]	277,320
	HCA, Inc.
325,000	3.750%, 3/15/2019	329,672
	Hospira, Inc.
85,000	6.050%, 3/30/2017	91,260
225,000	5.800%, 8/12/2023	262,566
225,000	5.600%, 9/15/2040	257,745
	Imperial Tobacco Finance plc
365,000	2.950%, 7/21/2020[f]	363,446
	IMS Health, Inc.
363,000	6.000%, 11/1/2020[f]	375,705
	JBS USA, LLC
325,000	5.750%, 6/15/2025[f]	322,057
	JM Smucker Company
390,000	4.375%, 3/15/2045[f]	364,345
	Kraft Foods Group, Inc.
280,000	5.000%, 6/4/2042	285,429
	Laboratory Corporation of America Holdings
90,000	2.625%, 2/1/2020	89,600
280,000	4.700%, 2/1/2045	260,200
	McKesson Corporation
145,000	3.796%, 3/15/2024	147,316
175,000	4.883%, 3/15/2044	175,519
	Medco Health Solutions, Inc.
127,000	7.125%, 3/15/2018	144,007
	Medtronic, Inc.
300,000	4.375%, 3/15/2035[f]	300,273
	Merck & Company, Inc.
100,000	0.654%, 2/10/2020[g]	99,534
70,000	3.700%, 2/10/2045	64,150

Principal Amount	Long-Term Fixed Income (19.0%)	Value

Consumer Non-Cyclical (0.7%) - continued
	Mondelez International, Inc.
$118,000	0.798%, 2/1/2019[g]	$116,710
	Ortho-Clinical Diagnostics, Inc.
215,000	6.625%, 5/15/2022[f]	198,338
	Pernod Ricard SA
144,000	5.750%, 4/7/2021[f]	162,628
	Reynolds American, Inc.
166,000	2.300%, 8/21/2017[f,j]	167,452
406,000	5.700%, 8/15/2035	429,134
285,000	5.850%, 8/15/2045	306,450
	Roche Holdings, Inc.
300,000	4.000%, 11/28/2044[f]	298,893
	SABMiller Holdings, Inc.
152,000	3.750%, 1/15/2022[f]	157,159
152,000	4.950%, 1/15/2042[f]	159,352
	Safeway, Inc.
13,000	3.400%, 12/1/2016	13,033
	Spectrum Brands Escrow Corporation
140,000	6.375%, 11/15/2020	149,100
	Spectrum Brands, Inc.
140,000	5.750%, 7/15/2025[f]	144,172
	Tenet Healthcare Corporation
325,000	8.125%, 4/1/2022	364,611
	UnitedHealth Group, Inc.
55,000	3.350%, 7/15/2022	56,121
410,000	4.625%, 7/15/2035	425,798
	WM Wrigley Jr. Company
180,000	2.000%, 10/20/2017[f]	181,360
	Zimmer Holdings, Inc.
210,000	4.450%, 8/15/2045	196,360

	Total	13,172,763

Energy (0.4%)
	Boardwalk Pipelines, Ltd.
243,000	5.875%, 11/15/2016	252,366
	BP Capital Markets plc
140,000	3.062%, 3/17/2022	139,981
310,000	3.535%, 11/4/2024	306,963
	Buckeye Partners, LP
266,000	2.650%, 11/15/2018	265,330
	CNOOC Nexen Finance
216,000	1.625%, 4/30/2017	215,970
	CNPC General Capital, Ltd.
140,000	2.750%, 4/19/2017[f]	142,031
	Columbia Pipeline Group, Inc.
100,000	2.450%, 6/1/2018[f]	100,645
	Concho Resources, Inc.
269,675	5.500%, 10/1/2022	269,675
	Crestwood Midstream Partners, LP
150,000	6.125%, 3/1/2022	148,125
	El Paso, LLC
195,000	7.800%, 8/1/2031	220,390
	Enbridge, Inc.
115,000	0.734%, 6/2/2017[g]	113,690
	Energy Transfer Partners, LP
250,000	4.650%, 6/1/2021	256,302
215,000	4.900%, 3/15/2035	191,575
	Enterprise Products Operating, LLC
25,000	1.650%, 5/7/2018	24,922
280,000	2.550%, 10/15/2019	280,738
198,000	5.100%, 2/15/2045	192,374
	EQT Corporation
165,000	5.150%, 3/1/2018	173,297
160,000	8.125%, 6/1/2019	189,412

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
48

MODERATE ALLOCATION FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (19.0%)	Value

Energy (0.4%) - continued
	Hess Corporation
$256,000	8.125%, 2/15/2019	$302,162
	Kinder Morgan, Inc.
175,000	5.000%, 2/15/2021[f]	182,890
192,000	5.300%, 12/1/2034	178,126
	Linn Energy, LLC
269,675	6.250%, 11/1/2019	163,321
	Magellan Midstream Partners, LP
75,000	4.200%, 3/15/2045	65,154
	Marathon Oil Corporation
380,000	2.700%, 6/1/2020	376,788
	Marathon Petroleum Corporation
70,000	3.625%, 9/15/2024	68,777
140,000	4.750%, 9/15/2044	130,177
	MarkWest Energy Partners, LP
315,000	4.875%, 12/1/2024	307,125
	MEG Energy Corporation
270,000	6.500%, 3/15/2021[f]	252,315
	NiSource Finance Corporation
210,000	5.650%, 2/1/2045	243,808
	Offshore Group Investment, Ltd.
270,000	7.500%, 11/1/2019[j]	144,450
	Petroleos Mexicanos
140,000	3.500%, 1/30/2023	132,808
120,000	2.378%, 4/15/2025	120,857
	Regency Energy Partners, LP
325,000	5.000%, 10/1/2022	325,530
	Sabine Pass Liquefaction, LLC
325,000	5.625%, 3/1/2025[f]	320,125
	Shell International Finance BV
90,000	0.729%, 5/11/2020[g]	89,789
	Southwestern Energy Company
175,000	7.500%, 2/1/2018	193,582
	Spectra Energy Partners, LP
140,000	4.500%, 3/15/2045	122,924
	Suncor Energy, Inc.
210,000	3.600%, 12/1/2024	207,906
	Valero Energy Corporation
210,000	4.900%, 3/15/2045	198,111
	Williams Companies, Inc.
140,000	7.875%, 9/1/2021	161,347

	Total	7,771,858

Financials (1.6%)
	Abbey National Treasury Services plc
144,000	3.050%, 8/23/2018	149,357
	ABN AMRO Bank NV
300,000	4.750%, 7/28/2025[f]	300,739
	Air Lease Corporation
175,000	2.125%, 1/15/2018	173,220
	Ally Financial, Inc.
210,000	3.750%, 11/18/2019	208,950
	American Express Credit Corporation
165,000	0.836%, 3/18/2019[g]	164,107
	American International Group, Inc.
80,000	2.300%, 7/16/2019	80,101
280,000	3.875%, 1/15/2035	254,358
310,000	4.800%, 7/10/2045	310,298
	Aviation Capital Group Corporation
144,000	3.875%, 9/27/2016[f]	146,173
	Banco Bilbao Vizcaya Argentaria SA
200,000	9.000%, 5/29/2049[k]	217,000
	Banco Santander Chile
200,000	1.186%, 4/11/2017[f,g]	199,043

Principal Amount	Long-Term Fixed Income (19.0%)	Value

Financials (1.6%) - continued
	Bank of America Corporation
$205,000	1.351%, 3/22/2018[g]	$206,694
140,000	1.154%, 4/1/2019[g]	140,536
285,000	3.300%, 1/11/2023	280,938
144,000	4.000%, 4/1/2024	147,445
210,000	4.000%, 1/22/2025	206,005
500,000	3.875%, 8/1/2025	504,772
154,000	5.875%, 2/7/2042	180,745
280,000	8.000%, 12/29/2049[k]	296,240
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
80,000	2.850%, 9/8/2021[f]	80,022
	Barclays Bank plc
220,000	10.179%, 6/12/2021[f]	290,609
	Barclays plc
210,000	2.750%, 11/8/2019	209,064
285,000	3.650%, 3/16/2025	273,265
	BB&T Corporation
85,000	1.004%, 1/15/2020[g]	84,682
	BBVA Banco Continental SA
266,000	2.250%, 7/29/2016[f]	266,904
	BioMed Realty, LP
216,000	2.625%, 5/1/2019	215,788
	BPCE SA
210,000	5.700%, 10/22/2023[f]	224,630
325,000	4.500%, 3/15/2025[f]	316,988
	Caisse Centrale Desjardins du Quebec
115,000	0.959%, 1/29/2018[f,g]	115,454
	Capital One Financial Corporation
288,000	6.150%, 9/1/2016	302,102
180,000	2.450%, 4/24/2019	179,960
	Citigroup, Inc.
184,000	6.000%, 8/15/2017	199,373
115,000	1.054%, 4/8/2019[g]	114,738
272,000	8.500%, 5/22/2019	331,680
188,000	4.050%, 7/30/2022	193,145
555,000	4.400%, 6/10/2025	559,373
315,000	4.650%, 7/30/2045	317,785
	CoBank ACB
85,000	0.886%, 6/15/2022*,g	80,173
	Compass Bank
210,000	2.750%, 9/29/2019	209,612
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
182,000	3.950%, 11/9/2022	182,095
	Credit Agricole SA
140,000	1.089%, 4/15/2019[f,g]	139,878
280,000	2.750%, 6/10/2020[f]	282,039
	Credit Suisse AG
184,000	5.400%, 1/14/2020	204,063
	CyrusOne, LP
270,000	6.375%, 11/15/2022	279,450
	Denali Borrower, LLC
325,000	5.625%, 10/15/2020[f]	338,812
	Deutsche Bank AG
230,000	1.350%, 5/30/2017	228,769
	Discover Bank
180,000	8.700%, 11/18/2019	215,851
	Discover Financial Services
144,000	6.450%, 6/12/2017	156,034
	DnB Boligkreditt AS
288,000	1.450%, 3/21/2018[f]	288,162
	Duke Realty, LP
70,000	3.875%, 2/15/2021	72,432
210,000	4.375%, 6/15/2022	219,670

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
49

MODERATE ALLOCATION FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (19.0%)	Value

Financials (1.6%) - continued
	ERP Operating, LP
$75,000	3.375%, 6/1/2025	$74,018
	European Investment Bank
215,000	1.875%, 3/15/2019	218,598
180,000	2.125%, 10/15/2021	181,596
	Fifth Third Bancorp
228,000	5.450%, 1/15/2017	240,080
164,000	2.875%, 7/27/2020	164,520
80,000	2.875%, 10/1/2021	79,958
	General Electric Capital Corporation
500,000	3.100%, 1/9/2023	502,168
280,000	6.750%, 3/15/2032	371,545
	Genworth Financial, Inc.
194,000	7.700%, 6/15/2020	213,642
	Goldman Sachs Group, Inc.
150,000	1.497%, 4/30/2018[g]	151,404
120,000	1.374%, 11/15/2018[g]	120,730
250,000	2.550%, 10/23/2019	251,490
286,000	5.375%, 3/15/2020	319,233
115,000	1.454%, 4/23/2020[g]	115,986
292,000	5.250%, 7/27/2021	325,045
350,000	3.500%, 1/23/2025	342,437
152,000	5.150%, 5/22/2045	150,572
	Hartford Financial Services Group, Inc.
208,000	5.125%, 4/15/2022	231,383
	HBOS plc
210,000	6.750%, 5/21/2018[f]	232,915
	HCP, Inc.
140,000	3.400%, 2/1/2025	130,937
	Health Care REIT, Inc.
80,000	2.250%, 3/15/2018	80,444
152,000	3.750%, 3/15/2023	150,962
110,000	4.000%, 6/1/2025	109,122
	HSBC Bank plc
275,000	0.914%, 5/15/2018[f,g]	274,697
	HSBC Holdings plc
139,000	5.250%, 3/14/2044	145,718
675,000	6.375%, 12/29/2049[k]	678,038
	Huntington Bancshares, Inc.
72,000	2.600%, 8/2/2018	72,939
	Hutchison Whampoa International 14, Ltd.
228,000	3.625%, 10/31/2024[f]	226,106
	Icahn Enterprises, LP
325,000	6.000%, 8/1/2020	342,062
	ING Bank NV
216,000	4.125%, 11/21/2023	221,940
	ING Capital Funding Trust III
200,000	3.882%, 12/29/2049[g,k]	199,000
	International Lease Finance Corporation
219,000	2.236%, 6/15/2016[g]	217,905
	Intesa Sanpaolo SPA
108,000	3.875%, 1/16/2018	111,554
325,000	5.250%, 1/12/2024	352,302
	J.P. Morgan Chase & Company
115,000	1.800%, 1/25/2018	115,206
267,000	6.300%, 4/23/2019	305,196
90,000	2.250%, 1/23/2020	88,852
72,000	3.200%, 1/25/2023	71,447
280,000	3.625%, 5/13/2024	281,269
140,000	3.875%, 9/10/2024	138,275
550,000	3.125%, 1/23/2025	528,726
269,000	7.900%, 4/29/2049[k]	283,795

Principal Amount	Long-Term Fixed Income (19.0%)	Value

Financials (1.6%) - continued
	Liberty Mutual Group, Inc.
$83,000	4.950%, 5/1/2022[f]	$90,388
72,000	6.500%, 5/1/2042[f]	85,710
	Liberty Property, LP
210,000	3.750%, 4/1/2025	205,106
	Lloyds Bank plc
130,000	0.806%, 3/16/2018[g]	129,962
	Lloyds Banking Group plc
210,000	5.920%, 9/29/2049[f,k]	210,000
	Merrill Lynch & Company, Inc.
490,000	6.050%, 5/16/2016	507,373
203,000	6.400%, 8/28/2017	221,555
	MetLife, Inc.
290,000	4.050%, 3/1/2045	272,408
	Mizuho Bank, Ltd.
216,000	1.850%, 3/21/2018[f]	215,858
	Morgan Stanley
420,000	6.625%, 4/1/2018	470,461
100,000	1.575%, 4/25/2018[g]	101,416
115,000	1.435%, 1/27/2020[g]	116,088
180,000	4.875%, 11/1/2022	190,914
252,000	4.100%, 5/22/2023	255,838
150,000	4.000%, 7/23/2025	152,940
450,000	4.350%, 9/8/2026	449,175
175,000	4.300%, 1/27/2045	166,358
175,000	5.550%, 12/29/2049[k]	174,125
	MPT Operating Partnership, LP
215,000	5.500%, 5/1/2024	221,450
	National City Corporation
236,000	6.875%, 5/15/2019	272,647
	Prologis, LP
270,000	7.375%, 10/30/2019	318,541
	Prudential Financial, Inc.
80,000	2.350%, 8/15/2019	80,546
	Quicken Loans, Inc.
210,000	5.750%, 5/1/2025[f]	203,175
	Realty Income Corporation
81,000	2.000%, 1/31/2018	81,624
	Regions Bank
250,000	7.500%, 5/15/2018	285,389
	Regions Financial Corporation
250,000	2.250%, 9/14/2018	250,150
	Reinsurance Group of America, Inc.
120,000	5.625%, 3/15/2017	127,239
209,000	5.000%, 6/1/2021	229,393
	Reliance Standard Life Global Funding II
110,000	2.500%, 4/24/2019[f]	110,737
	Royal Bank of Scotland Group plc
140,000	1.222%, 3/31/2017[g]	139,848
	Santander Holdings USA, Inc.
228,000	2.650%, 4/17/2020	224,599
	Simon Property Group, LP
128,000	10.350%, 4/1/2019	162,258
320,000	2.750%, 2/1/2023	311,658
	Skandinaviska Enskilda Banken AB
175,000	2.375%, 3/25/2019[f]	177,135
	SLM Corporation
108,000	3.875%, 9/10/2015	108,000
	SpareBank 1 Boligkreditt AS
288,000	1.250%, 5/2/2018[f]	286,532
	Sumitomo Mitsui Banking Corporation
140,000	0.869%, 1/16/2018[g]	139,695

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
50

MODERATE ALLOCATION FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (19.0%)	Value

Financials (1.6%) - continued
	Svenska Handelsbanken AB
$191,000	1.625%, 3/21/2018	$191,536
180,000	0.773%, 6/17/2019[g]	179,917
	Swiss RE Capital I, LP
170,000	6.854%, 5/29/2049f,[k]	174,420
	Synchrony Financial
85,000	3.000%, 8/15/2019	85,673
75,000	1.509%, 2/3/2020[g]	74,031
130,000	3.750%, 8/15/2021	130,636
	UBS AG/Stamford, Connecticut
162,000	5.875%, 12/20/2017	177,675
	USB Realty Corporation
80,000	1.436%, 12/29/2049[f,g,k]	73,600
	Voya Financial, Inc.
280,000	2.900%, 2/15/2018	287,348
	Wells Fargo & Company
115,000	0.977%, 1/30/2020[g]	114,748
282,000	3.450%, 2/13/2023	281,269
285,000	3.000%, 2/19/2025	274,194

	Total	30,544,473

Foreign Government (<0.1%)
	Eksportfinans ASA
154,000	5.500%, 5/25/2016	158,201
	Export-Import Bank of Korea
115,000	2.250%, 1/21/2020	114,440
	Kommunalbanken AS
190,000	1.500%, 10/22/2019[f]	189,319

	Total	461,960

Mortgage-Backed Securities (6.0%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
5,487,500	3.000%, 8/1/2030[c]	5,688,524
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
1,058,160	1.960%, 6/1/2043[g]	1,090,663
6,787,500	4.000%, 8/1/2045[c]	7,206,416
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
5,050,000	3.500%, 8/1/2030[c]	5,326,172
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
788,036	2.054%, 3/1/2043[g]	815,791
748,646	1.728%, 7/1/2043[g]	767,202
1,603,671	2.013%, 7/1/2043[g]	1,654,049
1,544,811	2.067%, 8/1/2043[g]	1,597,452
21,000,000	3.500%, 9/1/2044[c]	21,751,407
26,650,000	3.500%, 8/1/2045[c]	27,653,956
19,950,000	4.000%, 9/1/2045[c]	21,174,274
14,354,000	4.500%, 9/1/2045[c]	15,546,615

	Total	110,272,521

Technology (0.3%)
	Amphenol Corporation
90,000	2.550%, 1/30/2019	90,948
	Apple, Inc.
90,000	0.577%, 5/6/2020[g]	89,663
300,000	3.200%, 5/13/2025	298,579
290,000	3.450%, 2/9/2045	248,646

Principal Amount	Long-Term Fixed Income (19.0%)	Value

Technology (0.3%) - continued
	Baidu, Inc.
$200,000	2.750%, 6/9/2019	$199,873
	Cisco Systems, Inc.
120,000	0.593%, 6/15/2018[g]	119,759
	CommScope Technologies Finance, LLC
225,000	6.000%, 6/15/2025[f]	222,188
	Equinix, Inc.
215,000	5.750%, 1/1/2025	216,075
	Fidelity National Information Services, Inc.
245,000	1.450%, 6/5/2017	244,162
	First Data Corporation
109,000	7.375%, 6/15/2019[f]	113,698
	Freescale Semiconductor, Inc.
325,000	6.000%, 1/15/2022[f]	339,625
	Hewlett-Packard Company
252,000	5.400%, 3/1/2017	267,030
	Intel Corporation
45,000	3.100%, 7/29/2022	45,082
205,000	3.700%, 7/29/2025	206,941
	Iron Mountain, Inc.
270,000	6.000%, 8/15/2023	280,800
	Micron Semiconductor Asia Pte, Ltd.
77,000	1.258%, 1/15/2019	76,822
	Oracle Corporation
85,000	2.500%, 5/15/2022	82,602
380,000	2.950%, 5/15/2025	366,086
	Plantronics, Inc.
325,000	5.500%, 5/31/2023[f]	329,875
	Qualcomm, Inc.
230,000	3.000%, 5/20/2022	223,678
	Seagate HDD Cayman
304,000	4.875%, 6/1/2027[f]	292,437
	Tyco Electronics Group SA
252,000	6.550%, 10/1/2017	278,082

	Total	4,632,651

Transportation (0.2%)
	Air Canada Pass Through Trust
80,000	3.875%, 3/15/2023[f]	78,200
	American Airlines Pass Through Trust
355,000	3.375%, 5/1/2027	345,238
	Avis Budget Car Rental, LLC
325,000	5.125%, 6/1/2022[f]	323,375
	Burlington Northern Santa Fe, LLC
285,000	5.050%, 3/1/2041	309,809
	Canadian Pacific Railway Company
90,000	7.125%, 10/15/2031	116,956
195,000	4.800%, 8/1/2045	196,374
	Continental Airlines, Inc.
171,297	4.150%, 4/11/2024	175,579
	CSX Corporation
126,000	3.700%, 11/1/2023	130,469
	Delta Air Lines, Inc.
200,000	6.750%, 5/23/2017	202,624
81,984	4.950%, 5/23/2019	86,903
35,763	4.750%, 5/7/2020	37,686
	ERAC USA Finance, LLC
84,000	2.800%, 11/1/2018[f]	85,816
210,000	4.500%, 2/15/2045[f]	192,919
	FedEx Corporation
350,000	3.900%, 2/1/2035	327,917
	Southwest Airlines Company
226,000	2.750%, 11/6/2019	229,235

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
51

MODERATE ALLOCATION FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (19.0%)	Value

Transportation (0.2%) - continued
	Union Pacific Corporation
$280,000	3.875%, 2/1/2055	$250,579
	Virgin Australia Holdings, Ltd.
58,923	5.000%, 10/23/2023[f]	61,353

	Total	3,151,032

U.S. Government and Agencies (5.6%)
	U.S. Treasury Bonds
550,000	5.250%, 11/15/2028	730,426
1,175,000	4.375%, 5/15/2040	1,493,168
10,630,000	3.000%, 5/15/2042	10,789,450
	U.S. Treasury Notes
10,500,000	0.625%, 10/15/2016	10,524,612
7,770,000	0.875%, 11/15/2017	7,788,819
18,760,000	1.500%, 10/31/2019	18,839,148
11,500,000	1.625%, 6/30/2020	11,547,621
5,190,000	1.875%, 6/30/2020	5,269,469
1,000,000	2.125%, 9/30/2021	1,017,422
1,685,000	1.625%, 8/15/2022	1,647,878
5,400,000	2.250%, 11/15/2024	5,426,579
12,900,000	3.625%, 2/15/2044	14,677,775
	U.S. Treasury Notes, TIPS
6,068,622	0.125%, 4/15/2018	6,109,397
7,107,552	0.125%, 1/15/2023	6,953,183

	Total	102,814,947

Utilities (0.4%)
	AES Corporation
270,000	7.375%, 7/1/2021	296,325
	American Electric Power Company, Inc.
304,000	2.950%, 12/15/2022	296,635
	Arizona Public Service Company
100,000	2.200%, 1/15/2020	99,592
	Berkshire Hathaway Energy Company
105,000	2.400%, 2/1/2020	105,035
	Calpine Corporation
325,000	5.375%, 1/15/2023	317,688
	Commonwealth Edison Company
290,000	3.700%, 3/1/2045	266,960
	Consolidated Edison Company of New York, Inc.
180,000	4.450%, 3/15/2044	182,023
	DCP Midstream Operating, LP
152,000	3.875%, 3/15/2023	128,791
	DCP Midstream, LLC
245,000	4.750%, 9/30/2021[f]	231,746
	DTE Electric Company
215,000	3.700%, 3/15/2045	199,980
	DTE Energy Company
40,000	2.400%, 12/1/2019	40,069
	Duke Energy Carolinas, LLC
140,000	3.750%, 6/1/2045	132,072
	Duke Energy Corporation
216,000	2.100%, 6/15/2018	218,478
	Dynegy Finance I, Inc.
200,000	6.750%, 11/1/2019[f]	206,500
	EDP Finance BV
210,000	4.125%, 1/15/2020[f]	213,872
	Enel Finance International NV
108,000	6.250%, 9/15/2017[f]	117,977
	Energy Transfer Equity, LP
325,000	5.500%, 6/1/2027	318,500
	Eversource Energy
85,000	1.600%, 1/15/2018	85,408

Principal Amount	Long-Term Fixed Income (19.0%)	Value

Utilities (0.4%) - continued
	Exelon Generation Company, LLC
$247,000	5.200%, 10/1/2019	$272,299
75,000	2.950%, 1/15/2020	75,360
	ITC Holdings Corporation
84,000	4.050%, 7/1/2023	86,491
215,000	5.300%, 7/1/2043	229,579
	MidAmerican Energy Holdings Company
160,000	6.500%, 9/15/2037	200,372
	Monongahela Power Company
210,000	5.400%, 12/15/2043[f]	232,628
	Northern States Power Company
315,000	4.125%, 5/15/2044	314,728
	NRG Energy, Inc.
270,000	6.625%, 3/15/2023	274,050
	Oncor Electric Delivery Company, LLC
210,000	3.750%, 4/1/2045[f]	190,699
	Pacific Gas & Electric Company
315,000	5.625%, 11/30/2017	342,921
	PG&E Corporation
110,000	2.400%, 3/1/2019	110,415
	PPL Capital Funding, Inc.
105,000	3.500%, 12/1/2022	105,764
215,000	5.000%, 3/15/2044	227,012
	Sempra Energy
350,000	6.150%, 6/15/2018	392,131
95,000	2.400%, 3/15/2020	94,368
	Southern California Edison Company
55,000	2.400%, 2/1/2022	54,000
	Southwestern Electric Power Company
150,000	3.900%, 4/1/2045	133,718
	TransAlta Corporation
245,000	1.900%, 6/3/2017	242,561
	Xcel Energy, Inc.
85,000	1.200%, 6/1/2017	85,008

	Total	7,121,755

	Total Long-Term Fixed Income (cost $346,560,768)	350,311,405

Shares	Collateral Held for Securities Loaned (<0.1%)	Value

257,463	Thrivent Cash Management Trust	257,463

	Total Collateral Held for Securities Loaned (cost $257,463)	257,463

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
52

MODERATE ALLOCATION FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Shares or Principal Amount	Short-Term Investments (9.6%)[l]	Value

	Federal Home Loan Bank Discount Notes
6,000,000	0.072%, 8/5/2015	$5,999,952
3,000,000	0.050%, 8/7/2015	2,999,975
11,300,000	0.080%, 8/12/2015[e]	11,299,703
38,000,000	0.075%, 8/14/2015	37,998,971
8,800,000	0.068%, 8/19/2015	8,799,701
5,000,000	0.080%, 8/24/2015	4,999,745
11,500,000	0.065%, 8/26/2015	11,499,481
8,000,000	0.060%, 8/27/2015	7,999,653
12,700,000	0.074%, 9/4/2015	12,699,109
1,000,000	0.085%, 9/8/2015	999,910
7,000,000	0.010%, 9/9/2015[e]	6,999,492
3,000,000	0.077%, 9/11/2015[e]	2,999,738
23,000,000	0.065%, 9/16/2015	22,998,090
22,000,000	0.070%, 9/18/2015	21,997,940
9,000,000	0.080%, 10/9/2015[e]	8,998,620
	Federal National Mortgage Association Discount Notes
7,000,000	0.123%, 8/12/2015[e]	6,999,737
	U.S. Treasury Bills
200,000	0.030%, 9/3/2015[m]	199,994

	Total Short-Term Investments (at amortized cost)	176,489,811

	Total Investments (cost $1,720,457,718) 104.5%	$1,925,430,164

	Other Assets and Liabilities, Net (4.5%)	(82,797,026)

	Total Net Assets 100.0%	$1,842,633,138

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Non-income producing security.
e	At July 31, 2015, $19,107,525 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
f	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2015, the value of these investments was $24,737,466 or 1.3% of total net assets.
g	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of July 31, 2015.
h	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of July 31, 2015.
i	Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.
j	All or a portion of the security is on loan.
k	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
l	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
m	At July 31, 2015, $199,995 of investments were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
*	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Moderate Allocation Fund owned as of July 31, 2015.

Security	Acquisition Date	Cost

Alm Loan Funding CLO, 10/17/2026	7/31/2014	$209,895
Apidos CLO XVIII, 7/22/2026	6/25/2014	214,462
Ares CLO, Ltd., 10/12/2023	5/15/2015	525,000
Babson CLO, Ltd., 10/17/2026	8/15/2014	209,895
Betony CLO, Ltd., 4/15/2027	2/25/2015	190,000
Birchwood Park CLO, Ltd., 7/15/2026	7/31/2014	210,000
BlueMountain CLO, Ltd., 10/15/2026	8/27/2014	209,788
Carlyle Global Market Strategies CLO, Ltd., 7/20/2023	7/3/2014	215,000
Carlyle Global Market Strategies CLO, Ltd., 10/15/2026	9/19/2014	200,000
Cent CLO 16, LP, 8/1/2024	9/5/2014	210,000
Cent CLO 22, Ltd., 11/7/2026	9/19/2014	200,000
CoBank ACB, 6/15/2022	10/18/2013	81,374
Dryden 34 Senior Loan Fund CLO, 10/15/2026	7/21/2014	210,000
Edlinc Student Loan Funding Trust, 10/1/2025	2/28/2013	56,728
Galaxy XX CLO, Ltd., 7/20/2027	5/20/2015	650,000
GoldenTree Loan Opportunities IX, Ltd., 10/29/2026	10/3/2014	199,800
Golub Capital Partners CLO 23M, Ltd., 5/5/2027	5/18/2015	598,500
Limerock CLO III, LLC, 10/20/2026	10/16/2014	650,000
Madison Park Funding XIV CLO, Ltd., 7/20/2026	7/3/2014	229,724
Madison Park Funding, Ltd., 8/15/2022	5/8/2015	725,000
Magnetite XII, Ltd., 4/15/2027	2/6/2015	650,000
Mountain View CLO, Ltd., 7/15/2027	5/13/2015	673,252
Neuberger Berman CLO, Ltd., 8/4/2025	6/19/2014	150,000
NZCG Funding CLO, Ltd., 4/27/2027	3/27/2015	675,000
Octagon Investment Partners XX CLO, Ltd., 8/12/2026	7/10/2014	210,000
OHA Loan Funding, Ltd., 10/20/2026	11/6/2014	648,375
OZLM VIII, Ltd., 10/17/2026	8/7/2014	208,803
Race Point IX CLO, Ltd., 4/15/2027	2/13/2015	490,000
Shackleton VII CLO, Ltd., 4/15/2027	3/27/2015	675,000
Symphony CLO XV, Ltd., 10/17/2026	10/17/2014	645,125
Symphony CLO, Ltd., 1/9/2023	9/15/2014	206,842
Voya CLO 3, Ltd., 7/25/2026	7/10/2014	209,685

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
53

MODERATE ALLOCATION FUND

Schedule of Investments as of July 31, 2015

(unaudited)

     Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund.
GDR		Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$226,502,226
Gross unrealized depreciation	(21,529,780)

Net unrealized appreciation (depreciation)	$204,972,446

Cost for federal income tax purposes	$1,720,457,718

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
54

MODERATE ALLOCATION FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2015, in valuing Moderate Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	5,664,822	–	5,172,244	492,578
Capital Goods	2,493,867	–	2,493,867	–
Communications Services	26,541,517	–	25,468,363	1,073,154
Consumer Cyclical	11,040,742	–	11,040,742	–
Consumer Non-Cyclical	8,784,546	–	8,611,531	173,015
Energy	3,792,304	–	3,188,914	603,390
Financials	2,538,238	–	2,538,238	–
Technology	5,035,926	–	5,035,926	–
Transportation	2,820,799	–	2,820,799	–
Utilities	1,473,818	–	1,473,818	–
Mutual Funds
Affiliated Equity Mutual Funds	547,577,912	547,577,912	–	–
Equity Mutual Funds	13,085,328	13,085,328	–	–
Affiliated Fixed Income Mutual Funds	332,841,723	332,841,723	–	–
Fixed Income Mutual Funds	5,623,388	5,623,388	–	–
Common Stock
Consumer Discretionary	54,863,412	53,526,081	1,337,331	–
Consumer Staples	22,005,908	21,323,781	682,127	–
Energy	61,041,638	60,455,844	585,794	–
Financials	78,068,233	74,363,155	3,705,078	–
Health Care	55,493,570	54,696,159	797,411	–
Industrials	50,757,625	49,488,430	1,269,195	–
Information Technology	73,820,201	73,082,612	737,589	–
Materials	19,336,083	18,700,363	635,720	–
Telecommunications Services	2,654,315	1,849,525	804,790	–
Utilities	11,015,570	10,533,850	481,720	–
Long-Term Fixed Income
Asset-Backed Securities	13,029,016	–	12,971,997	57,019
Basic Materials	2,807,042	–	2,807,042	–
Capital Goods	3,432,049	–	3,432,049	–
Collateralized Mortgage Obligations	20,280,780	–	20,280,780	–
Commercial Mortgage-Backed Securities	10,948,790	–	10,948,790	–
Communications Services	13,780,451	–	13,780,451	–
Consumer Cyclical	6,089,317	–	6,089,317	–
Consumer Non-Cyclical	13,172,763	–	13,172,763	–
Energy	7,771,858	–	7,771,858	–
Financials	30,544,473	–	30,544,473	–
Foreign Government	461,960	–	461,960	–
Mortgage-Backed Securities	110,272,521	–	110,272,521	–
Technology	4,632,651	–	4,632,651	–
Transportation	3,151,032	–	3,151,032	–
U.S. Government and Agencies	102,814,947	–	102,814,947	–
Utilities	7,121,755	–	7,121,755	–
Collateral Held for Securities Loaned	257,463	257,463	–	–
Short-Term Investments	176,489,811	–	176,489,811	–

Total	$1,925,430,164	$1,317,405,614	$605,625,394	$2,399,156

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	5,054,687	5,054,687	–	–
Credit Default Swaps	60,800	–	60,800	–

Total Asset Derivatives	$5,115,487	$5,054,687	$60,800	$–

Liability Derivatives
Futures Contracts	351,366	351,366	–	–

Total Liability Derivatives	$351,366	$351,366	$–	$–

There were no significant transfers between Levels during the period ended July 31, 2015. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
55

MODERATE ALLOCATION FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(559)	September 2015	($122,209,642)	($122,455,937)	($246,295)
5-Yr. U.S. Treasury Bond Futures	496	September 2015	59,289,678	59,442,500	152,822
10-Yr. U.S. Treasury Bond Futures	252	September 2015	32,077,624	32,114,250	36,626
30-Yr. U.S. Treasury Bond Futures	119	September 2015	18,446,292	18,556,562	110,270
Eurex EURO STOXX 50 Futures	1,805	September 2015	69,018,628	71,384,068	2,365,440
Mini MSCI EAFE Index Futures	(76)	September 2015	(7,193,590)	(7,113,600)	79,990
Russell 2000 Index Mini-Futures	(223)	September 2015	(27,986,331)	(27,544,961)	441,370
S&P 400 Index Mini-Futures	(601)	September 2015	(91,976,099)	(90,107,930)	1,868,169
S&P 500 Index Futures	224	September 2015	117,550,530	117,510,400	(40,130)
Ultra Long Term U.S. Treasury Bond Futures	(42)	September 2015	(6,635,371)	(6,700,312)	(64,941)
Total Futures Contracts					$4,703,321

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Value[3]	Unrealized Gain/(Loss)
CDX IG CDSI S24, 5 Year, at 1.00%; Bank of America	Buy	6/20/2020	$15,650,000	$60,800	$60,800
Total Credit Default Swaps				$60,800	$60,800

1	As the buyer of protection, Moderate Allocation Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderate Allocation Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2	The maximum potential amount of future payments Moderate Allocation Fund could be required to make as the seller or receive as the buyer of protection.
3	The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity’s credit worthiness.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
56

MODERATE ALLOCATION FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderate Allocation Fund, is as follows:

Fund	Value October 31, 2014	Gross Purchases	Gross Sales	Shares Held at July 31, 2015	Value July 31, 2015	Income Earned November 1, 2014 - July 31, 2015
Natural Resources	$26,094,578	$173,388	$20,705,149	–	$–	$173,388
Partner Small Cap Value	34,548,712	5,190,961	35,373,364	–	–	312,840
Small Cap Stock	20,367,428	1,946,991	–	983,191	21,954,661	–
Mid Cap Growth	17,934,192	1,600,169	20,170,811	–	–	–
Partner Mid Cap Value	38,711,952	4,991,967	39,382,850	–	–	204,783
Mid Cap Stock	67,352,823	7,347,748	–	2,958,126	69,841,366	387,676
Partner Worldwide Allocation	156,805,733	3,726,734	–	15,896,554	161,032,096	3,726,734
Large Cap Growth	101,611,209	1,567,654	–	11,519,487	112,199,800	3,341
Large Cap Value	136,214,577	6,464,195	–	6,867,914	141,616,390	1,849,402
Large Cap Stock	38,227,137	3,694,699	–	1,511,022	40,933,599	516,165
High Yield	48,900,495	1,967,739	3,957,324	9,284,368	45,214,870	1,967,456
Income	171,532,271	5,275,910	9,993,309	17,953,404	162,657,842	4,523,020
Government Bond	23,784,028	269,867	652,441	2,328,778	23,543,950	202,509
Limited Maturity Bond	111,032,275	1,256,475	10,619,530	8,172,849	101,425,061	1,256,647
Cash Management Trust-Collateral Investment	880,533	47,121,917	47,744,987	257,463	257,463	6,886
Total Value and Income Earned	993,997,943				880,677,098	15,130,847

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
57

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Principal Amount	Bank Loans (5.1%)[a]	Value

Basic Materials (0.3%)
	Axalta Coating Systems US Holdings, Inc., Term Loan
$346,513	3.750%, 2/1/2020	$345,955
	Fortescue Metals Group, Ltd., Term Loan
1,332,565	3.750%, 6/30/2019	1,089,372
	Ineos US Finance, LLC, Term Loan
591,609	3.750%, 12/15/2020	589,266
	Tronox Pigments BV, Term Loan
284,466	4.250%, 3/19/2020[b,c]	271,807
	Wausau Paper Corporation, Term Loan
320,978	6.500%, 7/30/2020	320,176

	Total	2,616,576

Capital Goods (0.2%)
	ADS Waste Holdings, Inc., Term Loan
464,792	3.750%, 10/9/2019	462,584
	Berry Plastics Group, Inc., Term Loan
772,225	3.500%, 2/8/2020	770,055
	Silver II Borrower, Term Loan
192,228	4.000%, 12/13/2019	183,738

	Total	1,416,377

Communications Services (2.5%)
	Atlantic Broadband Penn, LLC, Term Loan
241,846	3.250%, 11/30/2019	241,394
	Birch Communication, Inc., Term Loan
388,611	7.750%, 7/17/2020	388,611
	Cable & Wireless Communications plc, Term Loan
81,391	5.500%, 4/28/2017	81,239
	Cengage Learning Acquisitions, Term Loan
1,101,471	7.000%, 3/31/2020	1,104,224
	Charter Communications Operating, LLC, Term Loan
102,900	3.000%, 7/1/2020	102,500
	Clear Channel Communications, Inc., Term Loan
158,523	7.690%, 7/30/2019	146,944
	Fairpoint Communications, Term Loan
513,188	7.500%, 2/14/2019	518,160
	Grande Communications Networks, LLC, Term Loan
298,905	4.500%, 5/29/2020	297,784
	Hargray Communications Group, Inc., Term Loan
548,664	5.250%, 6/26/2019	551,638
	iHeartCommunications, Inc., Term Loan
492,893	6.940%, 1/30/2019	452,294
	IMG Worldwide, Inc., Term Loan
7,080,744	5.250%, 5/6/2021	7,078,549
200,000	8.250%, 5/6/2022[b,c]	194,334
	Integra Telecom Holdings, Inc., Term Loan
92,618	9.750%, 2/21/2020	92,001
298,153	5.250%, 8/14/2020	299,271
	Intelsat Jackson Holdings SA, Term Loan
496,057	3.750%, 6/30/2019	490,065

Principal Amount	Bank Loans (5.1%)[a]	Value

Communications Services (2.5%) - continued
	Level 3 Communications, Inc., Term Loan
$675,000	4.000%, 1/15/2020	$676,478
	Level 3 Financing, Inc., Term Loan
200,000	3.500%, 5/31/2022	199,376
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
275,000	4.500%, 1/7/2022	270,875
180,000	4.500%, 1/7/2022	176,251
	LTS Buyer, LLC, Term Loan
225,400	4.000%, 4/13/2020	224,133
16,445	8.000%, 4/12/2021	16,326
	Mediacom Broadband, LLC, Term Loan
267,437	4.000%, 1/20/2020	267,186
	NEP Broadcasting, LLC, Term Loan
31,429	10.000%, 7/22/2020	31,272
	NEP/NCP Holdco, Inc., Term Loan
767,455	4.250%, 1/22/2020	763,142
	NTelos, Inc., Term Loan
160,462	5.750%, 11/9/2019	143,614
	SBA Senior Finance II, LLC, Term Loan
460,000	3.250%, 6/10/2022	456,743
	Syniverse Holdings, Inc., Term Loan
407,199	4.000%, 4/23/2019	386,330
	TNS, Inc., Term Loan
268,954	5.000%, 2/14/2020	268,870
	Univision Communications, Inc., Term Loan
756,307	4.000%, 3/1/2020	755,520
	Virgin Media Investment Holdings, Ltd., Term Loan
430,926	3.500%, 6/30/2023	429,310
	WideOpenWest Finance, LLC, Term Loan
674,510	4.500%, 4/1/2019	674,085
	XO Communications, LLC, Term Loan
138,250	4.250%, 3/20/2021	138,048
	Yankee Cable Acquisition, LLC, Term Loan
386,364	4.250%, 3/1/2020	386,483
	Zayo Group, LLC, Term Loan
600,304	3.750%, 7/2/2019	598,803

	Total	18,901,853

Consumer Cyclical (0.6%)
	Amaya Gaming Group, Inc., Term Loan
442,563	5.000%, 8/1/2021[b,c]	441,527
	Burlington Coat Factory Warehouse Corporation, Term Loan
291,883	4.250%, 8/13/2021	292,431
	Ceridian HCM Holding, Inc., Term Loan
115,751	4.500%, 9/15/2020	115,086
	Chrysler Group, LLC, Term Loan
332,214	3.500%, 5/24/2017	331,985
	Golden Nugget, Inc., Delayed Draw
56,452	5.500%, 11/21/2019	56,928
	Golden Nugget, Inc., Term Loan
131,722	5.500%, 11/21/2019	132,833
	J.C. Penney Corporation, Inc., Term Loan
147,000	6.000%, 5/22/2018	146,816

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
58

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Principal Amount	Bank Loans (5.1%)[a]	Value

Consumer Cyclical (0.6%) - continued
	Las Vegas Sands, LLC, Term Loan
$689,500	3.250%, 12/19/2020	$687,935
	Marina District Finance Company, Inc., Term Loan
428,364	6.500%, 8/15/2018	432,862
	MGM Resorts International, Term Loan
326,625	3.500%, 12/20/2019	325,155
	Mohegan Tribal Gaming Authority, Term Loan
150,000	0.000%, 6/15/2018[b,c]	149,250
738,750	5.500%, 11/19/2019	734,266
	Rite Aid Corporation, Term Loan
160,000	5.750%, 8/21/2020	161,400
	ROC Finance, LLC, Term Loan
560,025	5.000%, 6/20/2019	546,024
	Scientific Games International, Inc., Term Loan
169,850	6.000%, 10/1/2021[b,c]	170,439
	Seminole Indian Tribe of Florida, Term Loan
164,287	3.000%, 4/29/2020	164,182

	Total	4,889,119

Consumer Non-Cyclical (0.5%)
	Albertsons, Inc., Term Loan
464,151	5.375%, 3/21/2019	465,632
	CHS/Community Health Systems, Inc., Term Loan
92,951	3.534%, 12/31/2018	93,131
87,233	3.750%, 1/27/2021	87,320
160,506	4.000%, 1/27/2021	161,108
	Endo Luxembourg Finance I Co Sarl, Term Loan
460,000	0.000%, 6/24/2022[b,c]	461,789
	JBS USA, LLC, Term Loan
341,104	3.750%, 5/25/2018	340,678
	McGraw-Hill Global Education Holdings, LLC, Term Loan
535,383	4.750%, 3/22/2019[b,c]	537,225
	Ortho-Clinical Diagnostics, Inc., Term Loan
74,811	0.000%, 6/30/2021[b,c]	74,227
	Roundy’s Supermarkets, Inc., Term Loan
494,621	5.750%, 3/3/2021	459,997
	Supervalu, Inc., Term Loan
466,524	4.500%, 3/21/2019	468,040
	Visant Corporation, Term Loan
613,103	7.000%, 9/23/2021	592,987

	Total	3,742,134

Energy (0.2%)
	Altice US Finance I Corporation, Term Loan
240,816	3.500%, 12/14/2022	239,463
	Arch Coal, Inc., Term Loan
746,095	6.250%, 5/16/2018	422,581
	Energy Solutions, LLC, Term Loan
154,746	6.750%, 5/29/2020	155,133
	Expro Holdings UK 2, Ltd., Term Loan
148,875	5.750%, 9/2/2021	129,893
	Fieldwood Energy, LLC, Term Loan
29,557	8.375%, 9/30/2020	16,016

Principal Amount	Bank Loans (5.1%)[a]	Value

Energy (0.2%) - continued
	Houston Fuel Oil Terminal, LLC, Term Loan
$292,787	4.250%, 8/19/2021	$282,540
	McJunkin Red Man Corporation, Term Loan
160,186	5.000%, 11/8/2019	157,382
	Offshore Group Investment, Ltd., Term Loan
420,325	5.750%, 3/28/2019	211,083
	Pacific Drilling SA, Term Loan
200,900	4.500%, 6/3/2018	160,218
	Targa Resources Partners, LP, Term Loan
55,814	5.750%, 2/27/2022	56,268

	Total	1,830,577

Financials (0.2%)
	DJO Finance, LLC, Term Loan
245,000	4.250%, 6/7/2020	245,184
	GEO Group, Inc., Term Loan
101,660	3.250%, 4/3/2020	101,490
	Harland Clarke Holdings Corporation, Term Loan
57,750	6.000%, 8/4/2019	57,833
	MoneyGram International, Inc., Term Loan
405,663	4.250%, 3/27/2020	384,028
	WaveDivision Holdings, LLC, Term Loan
624,000	4.000%, 10/15/2019	623,220

	Total	1,411,755

Technology (0.3%)
	First Data Corporation, Term Loan
530,000	3.687%, 3/23/2018	528,347
275,000	3.687%, 9/24/2018	274,164
	Freescale Semiconductor, Inc., Term Loan
371,493	4.250%, 2/28/2020	372,050
228,922	5.000%, 1/15/2021	229,815
	Infor US, Inc., Term Loan
303,646	3.750%, 6/3/2020	301,304
	Merrill Communications, LLC, Term Loan
432,500	6.250%, 6/1/2022	431,419
	SS&C European Holdings SARL, Term Loan
195,874	4.000%, 7/8/2022[b,c]	197,261
32,287	4.000%, 7/8/2022[b,c]	32,516

	Total	2,366,876

Transportation (0.2%)
	American Airlines, Inc., Term Loan
422,475	3.250%, 6/27/2020	419,923
	Delta Air Lines, Inc., Term Loan
394,843	3.250%, 4/20/2017	394,405
	OSG Bulk Ships, Inc., Term Loan
237,600	5.250%, 8/5/2019	237,156
	United Airlines, Inc., Term Loan
254,150	3.250%, 4/1/2019	253,560
49,625	3.500%, 9/15/2021	49,650

	Total	1,354,694

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
59

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Principal Amount	Bank Loans (5.1%)[a]	Value

Utilities (0.1%)
	Calpine Corporation, Term Loan
$539,737	4.000%, 10/9/2019	$540,509
55,000	0.000%, 10/31/2020[b,c]	55,096
78,168	3.500%, 5/27/2022	77,951
	Intergen NV, Term Loan
196,000	5.500%, 6/15/2020	187,425

	Total	860,981

	Total Bank Loans (cost $40,275,961)	39,390,942

Shares	Mutual Funds (39.0%)	Value

Affiliated Equity Mutual Funds (17.5%)
186,958	Thrivent Small Cap Stock Fund	4,174,772
481,763	Thrivent Mid Cap Stock Fund	11,374,419
4,704,208	Thrivent Partner Worldwide Allocation Fund	47,653,629
2,305,825	Thrivent Large Cap Growth Fund	22,458,733
2,320,020	Thrivent Large Cap Value Fund	47,838,819
39,225	Thrivent Large Cap Stock Fund	1,062,618

	Total	134,562,990

Affiliated Fixed Income Mutual Funds (20.3%)
4,457,266	Thrivent High Yield Fund	21,706,886
6,282,857	Thrivent Income Fund	56,922,687
1,037,243	Thrivent Government Bond Fund	10,486,525
5,386,307	Thrivent Limited Maturity Bond Fund	66,844,065

	Total	155,960,163

Equity Mutual Funds (0.6%)
1,450	iShares Russell 2000 Growth Index Fund	224,678
1,760	Materials Select Sector SPDR Fund	80,872
3,080	Market Vectors Oil Service ETF	96,342
1,300	iShares Russell 2000 Index Fund	159,848
14,354	SPDR S&P 500 ETF Trust	3,021,517
13,450	SPDR Euro Stoxx 50 ETF	518,901
7,556	iShares North American Natural Resources ETF	249,424

	Total	4,351,582

Fixed Income Mutual Funds (0.6%)
16,000	iShares Barclays 1-3 Year Credit Bond Fund	1,683,040
25,000	iShares iBoxx $ Investment Grade Corporate Bond ETF	2,908,750

	Total	4,591,790

	Total Mutual Funds (cost $251,710,537)	299,466,525

Principal Amount	Long-Term Fixed Income (33.9%)	Value

Asset-Backed Securities (1.4%)
	Access Group, Inc.
303,993	0.691%, 2/25/2036[d,e]	297,866
	Ares CLO, Ltd.
550,000	1.576%, 10/12/2023*,e	548,799
	BA Credit Card Trust
220,000	0.567%, 6/15/2021[e]	220,009
	Betony CLO, Ltd.
150,000	1.799%, 4/15/2027*,e	149,956
	Capital One Multi-Asset Execution Trust
300,000	0.567%, 1/18/2022[e]	300,196

Principal Amount	Long-Term Fixed Income (33.9%)	Value

Asset-Backed Securities (1.4%) - continued
	Chase Issuance Trust
$175,000	1.590%, 2/18/2020	$175,834
125,000	1.620%, 7/15/2020	125,107
	Chesapeake Funding, LLC
310,556	0.638%, 1/7/2025[d,e]	310,690
	Countrywide Asset-Backed Certificates
356,884	5.530%, 4/25/2047	379,497
	Edlinc Student Loan Funding Trust
225,259	3.170%, 10/1/2025*,e	228,075
	FirstEnergy Ohio PIRB Special Purpose Trust
141,192	0.679%, 1/15/2019	141,051
	Ford Credit Auto Owner Trust
170,000	2.260%, 11/15/2025[d]	171,667
	Golden Credit Card Trust
400,000	0.617%, 9/15/2018[d,e]	400,196
	GoldenTree Loan Opportunities IX, Ltd.
175,000	1.804%, 10/29/2026*,e	174,212
	Golub Capital Partners CLO 23M, Ltd.
500,000	1.485%, 5/5/2027*,e	499,362
	Morgan Stanley Bank of America Merrill Lynch Trust
675,000	3.176%, 8/15/2045	694,314
675,000	3.246%, 12/15/2047	682,114
	Morgan Stanley Capital, Inc.
681,949	0.341%, 2/25/2037[e]	411,927
	OZLM VIII, Ltd.
170,000	1.729%, 10/17/2026*,e	169,698
	Race Point IX CLO, Ltd.
400,000	1.768%, 4/15/2027*,e	399,429
	Renaissance Home Equity Loan Trust
2,300,000	6.011%, 5/25/2036[f]	1,618,623
	SLM Student Loan Trust
145,489	0.787%, 8/15/2022[d,e]	145,337
198,678	0.695%, 4/25/2023[d,e]	198,160
300,000	1.237%, 5/17/2027[d,e]	299,834
	UBS Commercial Mortgage Trust
1,000,000	3.400%, 5/10/2045	1,040,349
	Volvo Financial Equipment, LLC
232,232	0.740%, 3/15/2017[d]	232,218
	World Financial Network Credit Card Master Trust
450,000	0.910%, 3/16/2020	450,277
	World Omni Master Owner Trust
360,000	0.537%, 2/15/2018[d,e]	360,000

	Total	10,824,797

Basic Materials (0.3%)
	Albemarle Corporation
45,000	3.000%, 12/1/2019	45,246
	ArcelorMittal
310,000	6.250%, 3/1/2021	313,100
	Freeport-McMoRan, Inc.
359,000	2.375%, 3/15/2018	334,767
168,000	3.875%, 3/15/2023	137,970
	Georgia-Pacific, LLC
110,000	2.539%, 11/15/2019[d]	110,415
	Glencore Funding, LLC
80,000	1.349%, 4/16/2018[d,e]	79,954
216,000	2.875%, 4/16/2020[d]	207,822
	Hexion US Finance Corporation
215,000	8.875%, 2/1/2018	187,050

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
60

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (33.9%)	Value

Basic Materials (0.3%) - continued
	LyondellBasell Industries NV
$190,000	6.000%, 11/15/2021	$216,086
	Packaging Corporation of America
215,000	4.500%, 11/1/2023	224,776
	Sappi Papier Holding GmbH
180,000	6.625%, 4/15/2021[d]	186,750
	Yamana Gold, Inc.
190,000	4.950%, 7/15/2024	171,413

	Total	2,215,349

Capital Goods (0.4%)
	Boeing Company
155,000	3.500%, 3/1/2045	139,760
	CNH Capital, LLC
315,000	3.625%, 4/15/2018	318,873
	Crown Americas Capital Corporation IV
310,000	4.500%, 1/15/2023	300,700
	Harsco Corporation
168,000	2.700%, 10/15/2015	168,210
	L-3 Communications Corporation
208,000	1.500%, 5/28/2017	206,192
	Lockheed Martin Corporation
205,000	3.800%, 3/1/2045	181,914
	Martin Marietta Materials, Inc.
150,000	1.382%, 6/30/2017[e]	149,511
	Northrop Grumman Corporation
205,000	3.850%, 4/15/2045	180,597
	Owens-Brockway Glass Container, Inc.
210,000	5.000%, 1/15/2022[d]	210,000
	Reynolds Group Issuer, Inc.
314,086	5.750%, 10/15/2020	325,079
	Roper Industries, Inc.
216,000	2.050%, 10/1/2018	215,535
	Textron, Inc.
135,000	5.600%, 12/1/2017	145,651
110,000	5.950%, 9/21/2021	126,567
	Waste Management, Inc.
55,000	3.125%, 3/1/2025	53,283

	Total	2,721,872

Collateralized Mortgage Obligations (2.0%)
	Alm Loan Funding CLO
170,000	1.719%, 10/17/2026*,e	169,627
	Alternative Loan Trust
348,359	6.000%, 6/25/2036	318,663
	Apidos CLO XVIII
175,000	1.707%, 7/22/2026*,e	173,569
	Babson CLO, Ltd.
170,000	1.564%, 10/17/2026*,e	169,331
	Birchwood Park CLO, Ltd.
170,000	1.729%, 7/15/2026*,e	169,698
	BlueMountain CLO, Ltd.
170,000	1.769%, 10/15/2026*,e	169,046
	Carlyle Global Market Strategies CLO, Ltd.
175,000	1.583%, 7/20/2023*,e	174,275
175,000	1.674%, 10/15/2026*,e	175,148
	Cent CLO 16, LP
170,000	1.528%, 8/1/2024*,e	168,999
	Cent CLO 22, Ltd.
175,000	1.756%, 11/7/2026*,e	173,992
	Citigroup Mortgage Loan Trust, Inc.
240,937	5.500%, 11/25/2035	222,076

Principal Amount	Long-Term Fixed Income (33.9%)	Value

Collateralized Mortgage Obligations (2.0%) - continued
	CitiMortgage Alternative Loan Trust
$793,848	5.750%, 4/25/2037	$680,469
	Countrywide Alternative Loan Trust
507,145	5.071%, 10/25/2035	461,635
279,047	6.500%, 8/25/2036	214,777
157,515	6.000%, 1/25/2037	144,900
945,120	5.500%, 5/25/2037	794,669
813,391	7.000%, 10/25/2037	583,326
	Countrywide Home Loans, Inc.
279,817	5.750%, 4/25/2037	254,785
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
86,815	5.500%, 10/25/2021	84,002
237,900	6.000%, 10/25/2021	209,719
	Dryden 34 Senior Loan Fund CLO
170,000	1.719%, 10/15/2026*,e	169,627
	Federal Home Loan Mortgage Corporation
1,483,194	3.000%, 4/15/2028[g]	163,658
1,132,290	3.000%, 2/15/2033[g]	150,335
	Federal National Mortgage Association
2,361,530	3.500%, 1/25/2033[g]	332,136
	Galaxy XX CLO, Ltd.
550,000	1.731%, 7/20/2027*,e	548,411
	Greenpoint Mortgage Funding Trust
863,233	0.391%, 10/25/2045[e]	677,908
	J.P. Morgan Mortgage Trust
76,077	2.555%, 10/25/2036	68,325
683,414	0.571%, 1/25/2037[e]	438,625
822,832	6.250%, 8/25/2037	650,109
	Limerock CLO III, LLC
500,000	1.817%, 10/20/2026*,e	498,091
	Madison Park Funding XIV CLO, Ltd.
190,000	1.737%, 7/20/2026*,e	189,760
	Madison Park Funding, Ltd.
550,000	1.570%, 8/15/2022*,e	549,087
	Magnetite XII, Ltd.
525,000	1.789%, 4/15/2027*,e	524,726
	MASTR Alternative Loans Trust
184,658	6.500%, 7/25/2034	189,073
517,937	0.641%, 12/25/2035[e]	271,002
	Merrill Lynch Alternative Note Asset Trust
185,178	6.000%, 3/25/2037	168,813
	Mountain View CLO, Ltd.
525,000	1.739%, 7/15/2027*,e	519,778
	Neuberger Berman CLO, Ltd.
150,000	1.749%, 8/4/2025*,e	149,125
	NZCG Funding CLO, Ltd.
525,000	1.812%, 4/27/2027*,e	525,281
	Octagon Investment Partners XX CLO, Ltd.
170,000	1.720%, 8/12/2026*,e	169,704
	OHA Loan Funding, Ltd.
500,000	1.817%, 10/20/2026*,e	498,081
	Residential Accredit Loans, Inc.
163,025	5.750%, 9/25/2035	146,960
	Residential Asset Securitization Trust
741,967	0.571%, 8/25/2037[e]	255,242
	Sequoia Mortgage Trust
1,112,049	2.779%, 9/20/2046	888,918
	Shackleton VII CLO, Ltd.
525,000	1.797%, 4/15/2027*,e	524,983

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
61

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (33.9%)	Value

Collateralized Mortgage Obligations (2.0%) - continued
	Symphony CLO XV, Ltd.
$500,000	1.739%, 10/17/2026*,e	$499,788
	Symphony CLO, Ltd.
167,444	1.383%, 1/9/2023*,e	166,994
	Voya CLO 3, Ltd.
170,000	1.715%, 7/25/2026*,e	169,572
	WaMu Mortgage Pass Through Certificates
185,338	2.246%, 9/25/2036	166,806
165,899	2.281%, 10/25/2036	148,036

	Total	15,931,660

Commercial Mortgage-Backed Securities (1.1%)
	Commercial Mortgage Pass-Through Certificates
540,000	1.237%, 6/8/2030[d,e]	539,154
	Credit Suisse First Boston Mortgage Securities
1,700,000	5.542%, 1/15/2049	1,786,460
	Credit Suisse Mortgage Capital Certificates
925,000	5.509%, 9/15/2039	960,973
	Federal Home Loan Mortgage Corporation Multi Family Structured Pass Thru Certificates
224,341	0.727%, 12/25/2016	224,560
	Federal National Mortgage Association
404,102	1.272%, 1/25/2017	405,861
	Greenwich Capital Commercial Funding Corporation
1,000,000	5.867%, 12/10/2049	1,065,779
	GS Mortgage Securities Trust
800,000	3.666%, 9/10/2047	832,138
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
300,000	1.136%, 12/15/2028[d,e]	299,951
800,000	5.885%, 2/12/2049	845,773
	JPMBB Commercial Mortgage Securities Trust
550,000	3.231%, 1/15/2048	552,164
	Morgan Stanley Capital, Inc.
500,000	5.406%, 3/15/2044	525,115
	SCG Trust
150,000	1.587%, 11/15/2026[d,e]	149,873

	Total	8,187,801

Communications Services (1.4%)
	21st Century Fox America, Inc.
190,000	6.900%, 3/1/2019	220,298
	AMC Networks, Inc.
315,000	4.750%, 12/15/2022	317,363
	America Movil SAB de CV
164,000	5.000%, 10/16/2019	180,152
	American Tower Corporation
20,000	2.800%, 6/1/2020	19,812
195,000	3.450%, 9/15/2021	194,989
	AT&T, Inc.
75,000	1.212%, 6/30/2020[e]	75,321
168,000	3.875%, 8/15/2021	172,988
160,000	3.000%, 6/30/2022	154,824
210,000	5.550%, 8/15/2041	215,091
160,000	4.750%, 5/15/2046	147,572

Principal Amount	Long-Term Fixed Income (33.9%)	Value

Communications Services (1.4%) - continued
	British Sky Broadcasting Group plc
$180,000	2.625%, 9/16/2019[d]	$179,914
	CBS Corporation
216,000	4.000%, 1/15/2026	213,410
	CCO Holdings, LLC
315,000	7.375%, 6/1/2020	333,178
	CCO Safari II, LLC
162,000	6.834%, 10/23/2055[d]	166,596
108,000	3.579%, 7/23/2020[d]	108,319
108,000	4.908%, 7/23/2025[d]	108,239
	CenturyLink, Inc.
250,000	6.450%, 6/15/2021	255,000
	Columbus International, Inc.
175,000	7.375%, 3/30/2021[d]	185,938
	Comcast Corporation
270,000	4.400%, 8/15/2035	272,749
100,000	4.650%, 7/15/2042	102,506
132,000	4.750%, 3/1/2044	137,960
	Cox Communications, Inc.
104,000	9.375%, 1/15/2019[d]	125,584
175,000	3.850%, 2/1/2025[d]	168,975
	Crown Castle International Corporation
280,000	5.250%, 1/15/2023	293,300
	Crown Castle Towers, LLC
100,000	4.174%, 8/15/2017[d]	103,598
	Digicel, Ltd.
310,000	6.000%, 4/15/2021[d]	292,175
	DIRECTV Holdings, LLC
112,000	5.875%, 10/1/2019	126,533
210,000	6.350%, 3/15/2040	228,437
200,000	5.150%, 3/15/2042	190,624
	FairPoint Communications, Inc.
225,000	8.750%, 8/15/2019[d]	236,250
	Hughes Satellite Systems Corporation
283,000	6.500%, 6/15/2019	310,557
	Intelsat Jackson Holdings SA
315,000	7.250%, 4/1/2019	312,244
	Level 3 Financing, Inc.
315,000	8.625%, 7/15/2020	336,262
	McGraw Hill Financial, Inc.
140,000	4.000%, 6/15/2025[d]	140,848
	Numericable-SFR
310,000	6.000%, 5/15/2022[d]	315,425
	Scripps Networks Interactive, Inc.
215,000	2.800%, 6/15/2020	212,850
	SES Global Americas Holdings GP
130,000	2.500%, 3/25/2019[d]	129,264
	Sprint Corporation
305,000	7.625%, 2/15/2025	282,888
	Telefonica Emisiones SAU
189,000	3.192%, 4/27/2018	194,208
105,000	7.045%, 6/20/2036	129,330
	Time Warner Entertainment Company, LP
270,000	8.375%, 3/15/2023	336,119
	Time Warner, Inc.
216,000	3.600%, 7/15/2025	208,821
155,000	6.250%, 3/29/2041	179,486
	T-Mobile USA, Inc.
310,000	6.125%, 1/15/2022	323,950
	Unitymedia Hessen GmbH & Company KG
190,000	5.500%, 1/15/2023[d]	193,563

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
62

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (33.9%)	Value

Communications Services (1.4%) - continued
	UPCB Finance V, Ltd.
$283,500	7.250%, 11/15/2021[d]	$305,471
	Verizon Communications, Inc.
125,000	1.053%, 6/17/2019[e]	124,895
60,000	2.625%, 2/21/2020	59,935
290,000	3.000%, 11/1/2021	287,808
393,000	5.150%, 9/15/2023	432,543
13,000	6.400%, 9/15/2033	15,029
100,000	5.050%, 3/15/2034	100,792
180,000	4.272%, 1/15/2036[d]	163,150
56,000	6.550%, 9/15/2043	66,160
200,000	4.522%, 9/15/2048[d]	177,729
	Wind Acquisition Finance SA
200,000	4.750%, 7/15/2020[d]	204,500

	Total	11,071,522

Consumer Cyclical (0.7%)
	Cinemark USA, Inc.
315,000	4.875%, 6/1/2023	309,881
	CVS Health Corporation
50,000	2.250%, 8/12/2019	50,053
270,000	4.875%, 7/20/2035	279,145
108,000	6.125%, 9/15/2039	128,222
	Ford Motor Company
95,000	7.450%, 7/16/2031	121,346
	Ford Motor Credit Company, LLC
130,000	5.000%, 5/15/2018	139,576
155,000	2.597%, 11/4/2019	154,255
	General Motors Company
208,000	6.250%, 10/2/2043	227,110
	General Motors Financial Company, Inc.
315,000	3.250%, 5/15/2018	319,087
150,000	4.000%, 1/15/2025	144,261
250,000	4.300%, 7/13/2025	246,717
	Hilton Worldwide Finance, LLC
310,000	5.625%, 10/15/2021	322,787
	Home Depot, Inc.
108,000	2.625%, 6/1/2022	106,808
	Hyundai Capital America
60,000	2.000%, 3/19/2018[d]	59,999
	Jaguar Land Rover Automotive plc
315,000	5.625%, 2/1/2023[d]	318,150
	KB Home
160,000	4.750%, 5/15/2019	159,600
	L Brands, Inc.
315,000	5.625%, 2/15/2022	338,231
	Lennar Corporation
315,000	4.125%, 12/1/2018	319,725
	Macy’s Retail Holdings, Inc.
55,000	4.375%, 9/1/2023	58,314
150,000	3.625%, 6/1/2024	148,327
	MGM Resorts International
310,000	6.000%, 3/15/2023[h]	315,425
	Six Flags Entertainment Corporation
210,000	5.250%, 1/15/2021[d]	216,300
	Toll Brothers Finance Corporation
100,000	8.910%, 10/15/2017	114,500
91,000	4.000%, 12/31/2018	93,503
	United Rentals, Inc.
310,000	5.500%, 7/15/2025	296,438

	Total	4,987,760

Principal Amount	Long-Term Fixed Income (33.9%)	Value

Consumer Non-Cyclical (1.3%)
	AbbVie, Inc.
$27,000	1.800%, 5/14/2018	$26,926
185,000	2.500%, 5/14/2020	183,864
135,000	3.600%, 5/14/2025	132,997
	Actavis Funding SCS
155,000	4.550%, 3/15/2035	145,648
200,000	4.850%, 6/15/2044	192,327
	Altria Group, Inc.
325,000	2.850%, 8/9/2022	314,665
	Amgen, Inc.
65,000	2.125%, 5/1/2020	63,943
215,000	2.700%, 5/1/2022	208,805
110,000	3.125%, 5/1/2025	104,591
	B&G Foods, Inc.
230,000	4.625%, 6/1/2021	228,850
	BAT International Finance plc
100,000	0.796%, 6/15/2018[d,e]	99,941
	Becton, Dickinson and Company
156,000	6.375%, 8/1/2019	178,453
	Boston Scientific Corporation
90,000	6.000%, 1/15/2020	101,519
210,000	4.125%, 10/1/2023	214,574
	Bunge Limited Finance Corporation
162,000	8.500%, 6/15/2019	195,769
	Cardinal Health, Inc.
55,000	1.950%, 6/15/2018	55,093
81,000	4.900%, 9/15/2045	81,532
	CHS/Community Health Systems, Inc.
315,000	7.125%, 7/15/2020	335,475
	Church & Dwight Company, Inc.
65,000	2.450%, 12/15/2019	65,339
	Cigna Corporation
155,000	5.375%, 2/15/2042	164,582
	EMD Finance, LLC
105,000	0.633%, 3/17/2017[d,e]	104,946
308,000	2.950%, 3/19/2022[d]	301,820
	Forest Laboratories, Inc.
225,000	4.375%, 2/1/2019[d]	237,986
	Fresenius Medical Care US Finance II, Inc.
315,000	5.875%, 1/31/2022[d]	340,200
	H. J. Heinz Company
200,000	3.500%, 7/15/2022[d]	201,688
	HCA, Inc.
310,000	3.750%, 3/15/2019	314,456
	Hospira, Inc.
70,000	6.050%, 3/30/2017	75,155
160,000	5.800%, 8/12/2023	186,714
160,000	5.600%, 9/15/2040	183,285
	Imperial Tobacco Finance plc
250,000	2.950%, 7/21/2020[d]	248,936
	IMS Health, Inc.
413,000	6.000%, 11/1/2020[d]	427,455
	JBS USA, LLC
310,000	5.750%, 6/15/2025[d]	307,193
	JM Smucker Company
280,000	4.375%, 3/15/2045[d]	261,581
	Kraft Foods Group, Inc.
205,000	5.000%, 6/4/2042	208,975
	Laboratory Corporation of America Holdings
75,000	2.625%, 2/1/2020	74,667
200,000	4.700%, 2/1/2045	185,857

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
63

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (33.9%)	Value

Consumer Non-Cyclical (1.3%) - continued
	McKesson Corporation
$100,000	3.796%, 3/15/2024	$101,597
125,000	4.883%, 3/15/2044	125,371
	Medco Health Solutions, Inc.
76,000	7.125%, 3/15/2018	86,177
	Medtronic, Inc.
210,000	4.375%, 3/15/2035[d]	210,191
	Merck & Company, Inc.
80,000	0.654%, 2/10/2020[e]	79,627
50,000	3.700%, 2/10/2045	45,822
	Mondelez International, Inc.
87,000	0.798%, 2/1/2019[e]	86,049
	Ortho-Clinical Diagnostics, Inc.
210,000	6.625%, 5/15/2022[d]	193,725
	Pernod Ricard SA
108,000	5.750%, 4/7/2021[d]	121,971
	Reynolds American, Inc.
130,000	2.300%, 8/21/2017[d,h]	131,137
284,000	5.700%, 8/15/2035	300,183
190,000	5.850%, 8/15/2045	204,300
	Roche Holdings, Inc.
220,000	4.000%, 11/28/2044[d]	219,188
	SABMiller Holdings, Inc.
108,000	3.750%, 1/15/2022[d]	111,665
108,000	4.950%, 1/15/2042[d]	113,223
	Safeway, Inc.
10,000	3.400%, 12/1/2016	10,025
	Spectrum Brands Escrow Corporation
140,000	6.375%, 11/15/2020	149,100
	Spectrum Brands, Inc.
140,000	5.750%, 7/15/2025[d]	144,172
	Tenet Healthcare Corporation
310,000	8.125%, 4/1/2022	347,783
	UnitedHealth Group, Inc.
45,000	3.350%, 7/15/2022	45,917
280,000	4.625%, 7/15/2035	290,789
	WM Wrigley Jr. Company
140,000	2.000%, 10/20/2017[d]	141,058
	Zimmer Holdings, Inc.
156,000	4.450%, 8/15/2045	145,868

	Total	10,160,745

Energy (0.8%)
	Boardwalk Pipelines, Ltd.
172,000	5.875%, 11/15/2016	178,630
	BP Capital Markets plc
104,000	3.062%, 3/17/2022	103,986
215,000	3.535%, 11/4/2024	212,894
	Buckeye Partners, LP
168,000	2.650%, 11/15/2018	167,577
	CNOOC Nexen Finance
168,000	1.625%, 4/30/2017	167,977
	CNPC General Capital, Ltd.
104,000	2.750%, 4/19/2017[d]	105,508
	Columbia Pipeline Group, Inc.
75,000	2.450%, 6/1/2018[d]	75,484
	Concho Resources, Inc.
314,086	5.500%, 10/1/2022	314,086
	Crestwood Midstream Partners, LP
170,000	6.125%, 3/1/2022	167,875
	El Paso, LLC
140,000	7.800%, 8/1/2031	158,228
	Enbridge, Inc.
80,000	0.734%, 6/2/2017[e]	79,089

Principal Amount	Long-Term Fixed Income (33.9%)	Value

Energy (0.8%) - continued
	Energy Transfer Partners, LP
$178,000	4.650%, 6/1/2021	$182,487
155,000	4.900%, 3/15/2035	138,112
	Enterprise Products Operating, LLC
20,000	1.650%, 5/7/2018	19,938
200,000	2.550%, 10/15/2019	200,527
132,000	5.100%, 2/15/2045	128,249
	EQT Corporation
99,000	5.150%, 3/1/2018	103,978
118,000	8.125%, 6/1/2019	139,692
	Hess Corporation
200,000	8.125%, 2/15/2019	236,064
	Kinder Morgan, Inc.
125,000	5.000%, 2/15/2021[d]	130,635
137,000	5.300%, 12/1/2034	127,100
	Linn Energy, LLC
314,086	6.250%, 11/1/2019	190,217
	Magellan Midstream Partners, LP
55,000	4.200%, 3/15/2045	47,779
	Marathon Oil Corporation
270,000	2.700%, 6/1/2020	267,718
	Marathon Petroleum Corporation
50,000	3.625%, 9/15/2024	49,127
100,000	4.750%, 9/15/2044	92,984
	MarkWest Energy Partners, LP
310,000	4.875%, 12/1/2024	302,250
	MEG Energy Corporation
315,000	6.500%, 3/15/2021[d]	294,367
	NiSource Finance Corporation
155,000	5.650%, 2/1/2045	179,954
	Offshore Group Investment, Ltd.
315,000	7.500%, 11/1/2019[h]	168,525
	Petroleos Mexicanos
105,000	3.500%, 1/30/2023	99,606
95,000	2.378%, 4/15/2025	95,678
	Regency Energy Partners, LP
310,000	5.000%, 10/1/2022	310,506
	Sabine Pass Liquefaction, LLC
310,000	5.625%, 3/1/2025[d]	305,350
	Shell International Finance BV
75,000	0.729%, 5/11/2020[e]	74,824
	Southwestern Energy Company
125,000	7.500%, 2/1/2018	138,273
	Spectra Energy Partners, LP
104,000	4.500%, 3/15/2045	91,315
	Suncor Energy, Inc.
155,000	3.600%, 12/1/2024	153,454
	Valero Energy Corporation
156,000	4.900%, 3/15/2045	147,168
	Williams Companies, Inc.
104,000	7.875%, 9/1/2021	119,858

	Total	6,267,069

Financials (3.0%)
	Abbey National Treasury Services plc
112,000	3.050%, 8/23/2018	116,167
	ABN AMRO Bank NV
200,000	4.750%, 7/28/2025[d]	200,492
	Air Lease Corporation
125,000	2.125%, 1/15/2018	123,729
	Ally Financial, Inc.
210,000	3.750%, 11/18/2019	208,950
	American Express Credit Corporation
125,000	0.836%, 3/18/2019[e]	124,324

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
64

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (33.9%)	Value

Financials (3.0%) - continued
	American International Group, Inc.
$65,000	2.300%, 7/16/2019	$65,082
200,000	3.875%, 1/15/2035	181,684
215,000	4.800%, 7/10/2045	215,207
	Aviation Capital Group Corporation
112,000	3.875%, 9/27/2016[d]	113,690
	Banco Bilbao Vizcaya Argentaria SA
200,000	9.000%, 5/29/2049[i]	217,000
	Banco Santander Chile
150,000	1.186%, 4/11/2017[d,e]	149,282
	Bank of America Corporation
165,000	1.351%, 3/22/2018[e]	166,364
105,000	1.154%, 4/1/2019[e]	105,402
205,000	3.300%, 1/11/2023	202,078
86,000	4.000%, 4/1/2024	88,058
150,000	4.000%, 1/22/2025	147,146
250,000	3.875%, 8/1/2025	252,386
112,000	5.875%, 2/7/2042	131,451
208,000	8.000%, 12/29/2049[i]	220,064
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
65,000	2.850%, 9/8/2021[d]	65,018
	Barclays Bank plc
142,000	10.179%, 6/12/2021[d]	187,575
	Barclays plc
150,000	2.750%, 11/8/2019	149,332
210,000	3.650%, 3/16/2025	201,353
	BB&T Corporation
65,000	1.004%, 1/15/2020[e]	64,757
	BBVA Banco Continental SA
180,000	2.250%, 7/29/2016[d]	180,612
	BioMed Realty, LP
162,000	2.625%, 5/1/2019	161,841
	BPCE SA
156,000	5.700%, 10/22/2023[d]	166,868
200,000	4.500%, 3/15/2025[d]	195,069
	Caisse Centrale Desjardins du Quebec
95,000	0.959%, 1/29/2018[d,e]	95,375
	Capital One Financial Corporation
194,000	6.150%, 9/1/2016	203,499
115,000	2.450%, 4/24/2019	114,975
	Citigroup, Inc.
112,000	6.000%, 8/15/2017	121,357
90,000	1.054%, 4/8/2019[e]	89,795
185,000	8.500%, 5/22/2019	225,591
139,000	4.050%, 7/30/2022	142,804
395,000	4.400%, 6/10/2025	398,113
210,000	4.650%, 7/30/2045	211,857
	CoBank ACB
80,000	0.886%, 6/15/2022*,e	75,457
	Compass Bank
150,000	2.750%, 9/29/2019	149,723
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
133,000	3.950%, 11/9/2022	133,069
	Credit Agricole SA
105,000	1.089%, 4/15/2019[d,e]	104,909
250,000	2.750%, 6/10/2020[d]	251,820
	Credit Suisse AG
112,000	5.400%, 1/14/2020	124,212
	CyrusOne, LP
315,000	6.375%, 11/15/2022	326,025
	Denali Borrower, LLC
310,000	5.625%, 10/15/2020[d]	323,175

Principal Amount	Long-Term Fixed Income (33.9%)	Value

Financials (3.0%) - continued
	Deutsche Bank AG
$160,000	1.350%, 5/30/2017	$159,144
	Discover Bank
135,000	8.700%, 11/18/2019	161,888
	Discover Financial Services
108,000	6.450%, 6/12/2017	117,026
	DnB Boligkreditt AS
215,000	1.450%, 3/21/2018[d]	215,121
	Duke Realty, LP
50,000	3.875%, 2/15/2021	51,737
150,000	4.375%, 6/15/2022	156,907
	ERP Operating, LP
54,000	3.375%, 6/1/2025	53,293
	European Investment Bank
160,000	1.875%, 3/15/2019	162,678
145,000	2.125%, 10/15/2021	146,286
	Fifth Third Bancorp
147,000	5.450%, 1/15/2017	154,788
112,000	2.875%, 7/27/2020	112,355
65,000	2.875%, 10/1/2021	64,966
	General Electric Capital Corporation
360,000	3.100%, 1/9/2023	361,561
204,000	6.750%, 3/15/2032	270,697
	Genworth Financial, Inc.
126,000	7.700%, 6/15/2020	138,757
	Goldman Sachs Group, Inc.
270,000	1.497%, 4/30/2018[e]	272,526
90,000	1.374%, 11/15/2018[e]	90,547
180,000	2.550%, 10/23/2019	181,073
193,000	5.375%, 3/15/2020	215,427
95,000	1.454%, 4/23/2020[e]	95,815
211,000	5.250%, 7/27/2021	234,878
250,000	3.500%, 1/23/2025	244,598
108,000	5.150%, 5/22/2045	106,986
	Hartford Financial Services Group, Inc.
134,000	5.125%, 4/15/2022	149,064
	HBOS plc
156,000	6.750%, 5/21/2018[d]	173,023
	HCP, Inc.
100,000	3.400%, 2/1/2025	93,527
	Health Care REIT, Inc.
61,000	2.250%, 3/15/2018	61,339
108,000	3.750%, 3/15/2023	107,263
80,000	4.000%, 6/1/2025	79,361
	HSBC Bank plc
220,000	0.914%, 5/15/2018[d,e]	219,757
	HSBC Holdings plc
104,000	5.250%, 3/14/2044	109,026
435,000	6.375%, 12/29/2049[i]	436,957
	Huntington Bancshares, Inc.
56,000	2.600%, 8/2/2018	56,730
	Hutchison Whampoa International 14, Ltd.
162,000	3.625%, 10/31/2024[d]	160,654
	Icahn Enterprises, LP
250,000	6.000%, 8/1/2020	263,125
	ING Bank NV
200,000	4.125%, 11/21/2023	205,500
	ING Capital Funding Trust III
140,000	3.882%, 12/29/2049[e,i]	139,300
	International Lease Finance Corporation
243,000	2.236%, 6/15/2016[e]	241,785

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
65

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (33.9%)	Value

Financials (3.0%) - continued
	Intesa Sanpaolo SPA
$81,000	3.875%, 1/16/2018	$83,666
200,000	5.250%, 1/12/2024	216,801
	J.P. Morgan Chase & Company
108,000	1.800%, 1/25/2018	108,194
171,000	6.300%, 4/23/2019	195,463
75,000	2.250%, 1/23/2020	74,043
50,000	3.200%, 1/25/2023	49,616
200,000	3.625%, 5/13/2024	200,907
100,000	3.875%, 9/10/2024	98,768
395,000	3.125%, 1/23/2025	379,721
189,000	7.900%, 4/29/2049[i]	199,395
	Liberty Mutual Group, Inc.
65,000	4.950%, 5/1/2022[d]	70,785
56,000	6.500%, 5/1/2042[d]	66,663
	Liberty Property, LP
156,000	3.750%, 4/1/2025	152,365
	Lloyds Bank plc
105,000	0.806%, 3/16/2018[e]	104,969
	Lloyds Banking Group plc
156,000	5.920%, 9/29/2049[d,i]	156,000
	Merrill Lynch & Company, Inc.
350,000	6.050%, 5/16/2016	362,409
150,000	6.400%, 8/28/2017	163,711
	MetLife, Inc.
210,000	4.050%, 3/1/2045	197,261
	Mizuho Bank, Ltd.
200,000	1.850%, 3/21/2018[d]	199,868
	Morgan Stanley
300,000	6.625%, 4/1/2018	336,043
180,000	1.575%, 4/25/2018[e]	182,549
95,000	1.435%, 1/27/2020[e]	95,899
135,000	4.875%, 11/1/2022	143,185
189,000	4.100%, 5/22/2023	191,878
70,000	4.000%, 7/23/2025	71,372
275,000	4.350%, 9/8/2026	274,496
125,000	4.300%, 1/27/2045	118,827
130,000	5.550%, 12/29/2049[i]	129,350
	MPT Operating Partnership, LP
210,000	5.500%, 5/1/2024	216,300
	National City Corporation
168,000	6.875%, 5/15/2019	194,087
	Prologis, LP
202,000	7.375%, 10/30/2019	238,316
	Prudential Financial, Inc.
65,000	2.350%, 8/15/2019	65,444
	Quicken Loans, Inc.
210,000	5.750%, 5/1/2025[d]	203,175
	Realty Income Corporation
62,000	2.000%, 1/31/2018	62,478
	Regions Bank
250,000	7.500%, 5/15/2018	285,389
	Reinsurance Group of America, Inc.
75,000	5.625%, 3/15/2017	79,524
139,000	5.000%, 6/1/2021	152,563
	Reliance Standard Life Global Funding II
85,000	2.500%, 4/24/2019[d]	85,569
	Royal Bank of Scotland Group plc
105,000	1.222%, 3/31/2017[e]	104,886
	Santander Holdings USA, Inc.
162,000	2.650%, 4/17/2020	159,584
	Simon Property Group, LP
100,000	10.350%, 4/1/2019	126,764
225,000	2.750%, 2/1/2023	219,135

Principal Amount	Long-Term Fixed Income (33.9%)	Value

Financials (3.0%) - continued
	Skandinaviska Enskilda Banken AB
$130,000	2.375%, 3/25/2019[d]	$131,586
	SLM Corporation
75,000	3.875%, 9/10/2015	75,000
	SpareBank 1 Boligkreditt AS
215,000	1.250%, 5/2/2018[d]	213,904
	Sumitomo Mitsui Banking Corporation
110,000	0.869%, 1/16/2018[e]	109,760
	Svenska Handelsbanken AB
144,000	1.625%, 3/21/2018	144,404
150,000	0.773%, 6/17/2019[e]	149,931
	Swiss RE Capital I, LP
125,000	6.854%, 5/29/2049[d,i]	128,250
	Synchrony Financial
70,000	3.000%, 8/15/2019	70,554
60,000	1.509%, 2/3/2020[e]	59,225
95,000	3.750%, 8/15/2021	95,464
	UBS AG/Stamford, Connecticut
124,000	5.875%, 12/20/2017	135,998
	USB Realty Corporation
65,000	1.436%, 12/29/2049[d,e,i]	59,800
	Voya Financial, Inc.
194,000	2.900%, 2/15/2018	199,091
	Wells Fargo & Company
95,000	0.977%, 1/30/2020[e]	94,792
208,000	3.450%, 2/13/2023	207,461
205,000	3.000%, 2/19/2025	197,227

	Total	22,648,067

Foreign Government (0.1%)
	Eksportfinans ASA
120,000	5.500%, 5/25/2016	123,274
	Export-Import Bank of Korea
90,000	2.250%, 1/21/2020	89,561
	Kommunalbanken AS
150,000	1.500%, 10/22/2019[d]	149,462

	Total	362,297

Mortgage-Backed Securities (12.1%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
5,120,000	3.000%, 8/1/2030[c]	5,307,561
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
6,245,000	4.000%, 8/1/2045[c]	6,630,434
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
5,565,000	3.500%, 8/1/2030[c]	5,869,336
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
2,105,027	2.054%, 3/1/2043[e]	2,179,167
2,058,776	1.728%, 7/1/2043[e]	2,109,806
11,750,000	3.500%, 9/1/2044[c]	12,170,430
24,450,000	3.500%, 8/1/2045[c]	25,371,078
17,450,000	4.000%, 9/1/2045[c]	18,520,856
14,025,000	4.500%, 9/1/2045[c]	15,190,280

	Total	93,348,948

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
66

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (33.9%)	Value

Technology (0.5%)
	Amphenol Corporation
$66,000	2.550%, 1/30/2019	$66,695
	Apple, Inc.
75,000	0.577%, 5/6/2020[e]	74,719
215,000	3.200%, 5/13/2025	213,982
210,000	3.450%, 2/9/2045	180,054
	Baidu, Inc.
200,000	2.750%, 6/9/2019	199,873
	Cisco Systems, Inc.
100,000	0.593%, 6/15/2018[e]	99,800
	CommScope Technologies Finance, LLC
215,000	6.000%, 6/15/2025[d]	212,312
	Equinix, Inc.
210,000	5.750%, 1/1/2025	211,050
	Fidelity National Information
	Services, Inc.
182,000	1.450%, 6/5/2017	181,378
	First Data Corporation
127,000	7.375%, 6/15/2019[d]	132,474
	Freescale Semiconductor, Inc.
310,000	6.000%, 1/15/2022[d]	323,950
	Hewlett-Packard Company
168,000	5.400%, 3/1/2017	178,020
	Intel Corporation
40,000	3.100%, 7/29/2022	40,073
140,000	3.700%, 7/29/2025	141,325
	Iron Mountain, Inc.
315,000	6.000%, 8/15/2023	327,600
	Micron Semiconductor Asia Pte, Ltd.
56,000	1.258%, 1/15/2019	55,871
	Oracle Corporation
65,000	2.500%, 5/15/2022	63,166
270,000	2.950%, 5/15/2025	260,113
	Plantronics, Inc.
310,000	5.500%, 5/31/2023[d]	314,650
	Qualcomm, Inc.
160,000	3.000%, 5/20/2022	155,602
	Seagate HDD Cayman
216,000	4.875%, 6/1/2027[d]	207,784
	Tyco Electronics Group SA
191,000	6.550%, 10/1/2017	210,769

	Total	3,851,260

Transportation (0.3%)
	Air Canada Pass Through Trust
65,000	3.875%, 3/15/2023[d]	63,537
	American Airlines Pass Through Trust
260,000	3.375%, 5/1/2027	252,850
	Avis Budget Car Rental, LLC
180,000	5.125%, 6/1/2022[d]	179,100
	Burlington Northern Santa Fe, LLC
205,000	5.050%, 3/1/2041	222,845
	Canadian Pacific Railway Company
65,000	7.125%, 10/15/2031	84,468
125,000	4.800%, 8/1/2045	125,881
	Continental Airlines, Inc.
130,726	4.150%, 4/11/2024	133,995
	CSX Corporation
98,000	3.700%, 11/1/2023	101,476
	Delta Air Lines, Inc.
166,000	6.750%, 5/23/2017	168,178
69,371	4.950%, 5/23/2019	73,533
27,446	4.750%, 5/7/2020	28,922

Principal Amount	Long-Term Fixed Income (33.9%)	Value

Transportation (0.3%) - continued
	ERAC USA Finance, LLC
$66,000	2.800%, 11/1/2018[d]	$67,427
150,000	4.500%, 2/15/2045[d]	137,799
	FedEx Corporation
260,000	3.900%, 2/1/2035	243,595
	Southwest Airlines Company
162,000	2.750%, 11/6/2019	164,319
	Union Pacific Corporation
200,000	3.875%, 2/1/2055	178,985
	Virgin Australia Holdings, Ltd.
54,995	5.000%, 10/23/2023[d]	57,263
	XPO Logistics, Inc.
300,000	6.500%, 6/15/2022[d]	295,125

	Total	2,579,298

U.S. Government and Agencies (7.8%)
	U.S. Treasury Bonds
550,000	4.375%, 5/15/2040	698,930
	U.S. Treasury Notes
6,500,000	0.625%, 10/15/2016	6,515,236
3,800,000	0.875%, 11/15/2017	3,809,204
6,845,000	1.500%, 10/31/2019	6,873,879
5,500,000	1.625%, 6/30/2020	5,522,775
9,100,000	1.875%, 6/30/2020	9,239,339
2,610,000	1.625%, 8/15/2022	2,552,499
2,550,000	2.250%, 11/15/2024	2,562,551
11,400,000	3.625%, 2/15/2044	12,971,057
	U.S. Treasury Notes, TIPS
5,965,764	0.125%, 4/15/2018	6,005,848
3,605,280	0.125%, 1/15/2023	3,526,977

	Total	60,278,295

Utilities (0.7%)
	AES Corporation
315,000	7.375%, 7/1/2021	345,713
	American Electric Power Company, Inc.
216,000	2.950%, 12/15/2022	210,767
	Arizona Public Service Company
80,000	2.200%, 1/15/2020	79,673
	Berkshire Hathaway Energy Company
75,000	2.400%, 2/1/2020	75,025
	Calpine Corporation
310,000	5.375%, 1/15/2023	303,025
	Commonwealth Edison Company
205,000	3.700%, 3/1/2045	188,713
	Consolidated Edison Company of New York, Inc.
130,000	4.450%, 3/15/2044	131,461
	DCP Midstream Operating, LP
108,000	3.875%, 3/15/2023	91,509
	DCP Midstream, LLC
175,000	4.750%, 9/30/2021[d]	165,533
	DTE Electric Company
155,000	3.700%, 3/15/2045	144,172
	DTE Energy Company
30,000	2.400%, 12/1/2019	30,052
	Duke Energy Carolinas, LLC
104,000	3.750%, 6/1/2045	98,111
	Duke Energy Corporation
168,000	2.100%, 6/15/2018	169,927
	Dynegy Finance I, Inc.
200,000	6.750%, 11/1/2019[d]	206,500
	EDP Finance BV
150,000	4.125%, 1/15/2020[d]	152,766

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
67

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (33.9%)	Value

Utilities (0.7%) - continued
	Enel Finance International NV
$84,000	6.250%, 9/15/2017[d]	$91,760
	Energy Transfer Equity, LP
310,000	5.500%, 6/1/2027	303,800
	Eversource Energy
70,000	1.600%, 1/15/2018	70,336
	Exelon Generation Company, LLC
189,000	5.200%, 10/1/2019	208,358
60,000	2.950%, 1/15/2020	60,288
	ITC Holdings Corporation
66,000	4.050%, 7/1/2023	67,957
155,000	5.300%, 7/1/2043	165,510
	MidAmerican Energy Holdings Company
115,000	6.500%, 9/15/2037	144,017
	Monongahela Power Company
150,000	5.400%, 12/15/2043[d]	166,163
	Northern States Power Company
225,000	4.125%, 5/15/2044	224,806
	NRG Energy, Inc.
315,000	6.625%, 3/15/2023	319,725
	Oncor Electric Delivery Company, LLC
156,000	3.750%, 4/1/2045[d]	141,662
	Pacific Gas & Electric Company
191,000	5.625%, 11/30/2017	207,930
	PG&E Corporation
75,000	2.400%, 3/1/2019	75,283
	PPL Capital Funding, Inc.
78,000	3.500%, 12/1/2022	78,568
150,000	5.000%, 3/15/2044	158,381
	Sempra Energy
250,000	6.150%, 6/15/2018	280,094
75,000	2.400%, 3/15/2020	74,501
	Southern California Edison Company
45,000	2.400%, 2/1/2022	44,182
	Southwestern Electric Power Company
105,000	3.900%, 4/1/2045	93,603
	TransAlta Corporation
182,000	1.900%, 6/3/2017	180,188
	Xcel Energy, Inc.
70,000	1.200%, 6/1/2017	70,006

	Total	5,620,065

	Total Long-Term Fixed Income (cost $258,946,682)	261,056,805

Shares	Common Stock (17.0%)	Value

Consumer Discretionary (2.1%)
4,480	Aaron’s, Inc.	165,670
2,195	Amazon.com, Inc.[j]	1,176,849
874	American Public Education, Inc.[j]	22,610
400	ANN, Inc.[j]	18,300
465	AutoZone, Inc.[j]	325,937
3,300	Barnes & Noble, Inc.[j]	86,757
3,300	Bed Bath & Beyond, Inc.[j]	215,259
931	Belmond, Ltd.[j]	11,274
3,222	Best Buy Company, Inc.	104,038
700	Big Lots, Inc.	30,226
4,150	Brinker International, Inc.	248,585
939	Brunswick Corporation	49,852
2,800	Caleres, Inc.	92,512
1,755	Cedar Fair, LP	94,156
1,000	Cheesecake Factory, Inc.	57,740
700	Coach, Inc.	21,840

Shares	Common Stock (17.0%)	Value

Consumer Discretionary (2.1%) - continued
200	Columbia Sportswear Company	$14,308
29,080	Comcast Corporation	1,814,883
1,730	Core-Mark Holding Company, Inc.	109,976
1,484	Crocs, Inc.[j]	23,343
1,375	CSS Industries, Inc.	39,036
1,708	Culp, Inc.	51,667
3,738	Delphi Automotive plc	291,863
850	DeVry Education Group, Inc.	25,823
5,216	Discovery Communications, Inc., Class Aj	172,232
1,650	DISH Network Corporation[j]	106,607
1,500	Dollar General Corporation	120,555
300	Domino’s Pizza, Inc.	34,152
1,358	Dorman Products, Inc.[j]	71,675
1,305	Drew Industries, Inc.	76,551
1,704	Ethan Allen Interiors, Inc.	51,444
6,400	Finish Line, Inc.	175,936
11,650	Ford Motor Company	172,769
2,214	Fossil, Inc.[j]	152,212
2,009	Fred’s, Inc.	36,242
12,836	Gap, Inc.	468,257
3,170	G-III Apparel Group, Ltd.[j]	228,969
8,759	Harley-Davidson, Inc.	510,650
550	Harman International Industries, Inc.	59,213
2,151	Haverty Furniture Companies, Inc.	47,709
4,980	Home Depot, Inc.	582,809
4,160	Houghton Mifflin Harcourt Companyj	108,701
927	Interval Leisure Group, Inc.	19,764
500	Jack in the Box, Inc.	47,500
4,293	Kate Spade & Company[j]	86,375
3,768	Las Vegas Sands Corporation	211,159
1,600	La-Z-Boy, Inc.	40,640
300	Lear Corporation	31,221
306	Liberty Broadband Corporation[j]	16,380
3,250	Liberty Interactive Corporation[j]	94,413
1,423	Liberty Media Corporation[j]	53,647
12,460	Lowe’s Companies, Inc.	864,226
10,100	Macy’s, Inc.	697,506
450	Marriott Vacations Worldwide Corporation	37,620
3,628	MDC Partners, Inc.	63,962
1,761	Meritage Homes Corporation[j]	79,421
14,631	MGM Resorts International[j]	287,060
2,374	Modine Manufacturing Company[j]	24,049
709	Mohawk Industries, Inc.[j]	142,927
900	Murphy USA, Inc.[j]	49,284
2,627	National CineMedia, Inc.	40,719
2,700	Nautilus, Inc.[j]	57,051
1,113	New Media Investment Group, Inc.	18,932
1,200	Newell Rubbermaid, Inc.	51,936
6,650	NIKE, Inc.	766,213
5,920	Nutrisystem, Inc.	177,896
1,700	Omnicom Group, Inc.	124,236
2,190	Oxford Industries, Inc.	183,807
1,460	Papa John’s International, Inc.	110,318
1,074	Pier 1 Imports, Inc.	12,684
16,014	Quiksilver, Inc.[j]	7,344
2,328	Ralph Lauren Corporation	293,072
374	Red Robin Gourmet Burgers, Inc.[j]	34,277
3,878	Scripps Networks Interactive, Inc.	242,685
81	Shiloh Industries, Inc.[j]	914
37,500	Sirius XM Holdings, Inc.[j]	148,500
2,957	Sportsman’s Warehouse Holdings, Inc.[j]	34,567
13,660	Starbucks Corporation	791,324
2,668	Stein Mart, Inc.	27,187

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
68

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Shares	Common Stock (17.0%)	Value

Consumer Discretionary (2.1%) - continued
994	Steven Madden, Ltd.[j]	$41,430
7,300	Target Corporation	597,505
700	Tesla Motors, Inc.[j]	186,305
2,450	Time, Inc.	54,684
1,950	Toll Brothers, Inc.[j]	75,894
1,300	Tower International, Inc.[j]	33,969
11,339	Tuesday Morning Corporation[j]	106,360
1,746	Vista Outdoor, Inc.[j]	82,359
2,850	Wyndham Worldwide Corporation	235,182
7,600	Yum! Brands, Inc.	666,976
790	Zoe’s Kitchen, Inc.[j]	35,432

	Total	16,356,099

Consumer Staples (0.9%)
14,700	Altria Group, Inc.	799,386
1,000	Archer-Daniels-Midland Company	47,420
4,400	Avon Products, Inc.	24,948
5,700	Campbell Soup Company	281,067
540	Casey’s General Stores, Inc.	55,196
14,300	Coca-Cola Company	587,444
600	Coca-Cola Enterprises, Inc.	30,648
7,396	ConAgra Foods, Inc.	325,868
8,980	CVS Health Corporation	1,009,981
1,835	Energizer Holdings, Inc.	175,628
400	Estee Lauder Companies, Inc.	35,644
1,000	Flowers Foods, Inc.	21,660
700	Ingredion, Inc.	61,740
800	Keurig Green Mountain, Inc.	60,032
2,360	Kimberly-Clark Corporation	271,329
2,176	Mead Johnson Nutrition Company	192,337
4,675	Molson Coors Brewing Company	332,579
6,191	Mondelez International, Inc.	279,400
5,003	Philip Morris International, Inc.	427,906
950	Pilgrim’s Pride Corporation	20,558
972	Pinnacle Foods, Inc.	43,691
923	Post Holdings, Inc.[j]	49,602
362	PriceSmart, Inc.	35,081
4,200	Reynolds American, Inc.	360,318
2,151	SpartanNash Company	69,284
1,500	Sysco Corporation	54,465
1,100	TreeHouse Foods, Inc.[j]	90,156
8,506	Tyson Foods, Inc.	377,241
1,025	Vector Group, Ltd.	25,953
9,400	Wal-Mart Stores, Inc.	676,612
2,050	WhiteWave Foods Company[j]	105,821
6,979	Whole Foods Market, Inc.	254,036

	Total	7,183,031

Energy (2.5%)
5,633	Antero Resources Corporation[j]	154,964
5,174	Atwood Oceanics, Inc.	107,619
15,834	Baker Hughes, Inc.	920,747
371	Bristow Group, Inc.	16,714
1,200	C&J Energy Services, Inc.[j]	11,580
25,031	Cameron International Corporation[j]	1,263,064
20,099	Canadian Natural Resources, Ltd.	490,014
695	CARBO Ceramics, Inc.	22,831
7,015	Chevron Corporation	620,687
135	Cimarex Energy Company	14,056
569	Clayton Williams Energy, Inc.[j]	22,919
85,758	Cobalt International Energy, Inc.[j]	661,194
4,820	Columbia Pipeline Group, Inc.	140,648
6,819	Concho Resources, Inc.[j]	726,633
785	Denbury Resources, Inc.	3,093
3,524	Devon Energy Corporation	174,156
105	Dril-Quip, Inc.[j]	6,133

Shares	Common Stock (17.0%)	Value

Energy (2.5%) - continued
100	Energen Corporation	$5,520
210	Ensco plc	3,482
18,333	EOG Resources, Inc.	1,415,124
5,500	EP Energy Corporation[j]	46,035
20,162	EQT Corporation	1,549,450
15,300	Exxon Mobil Corporation	1,211,913
1,500	FMC Technologies, Inc.[j]	49,140
2,200	Frank’s International NV	35,618
1,200	Green Plains, Inc.	26,940
650	Gulfmark Offshore, Inc.	6,123
115	Gulfport Energy Corporation[j]	3,767
8,400	Halliburton Company	351,036
450	Helix Energy Solutions Group, Inc.[j]	3,766
290	HollyFrontier Corporation	13,995
3,500	Kinder Morgan, Inc.	121,240
5,350	Laredo Petroleum Holdings, Inc.[j]	45,849
38,957	Marathon Oil Corporation	818,487
22,077	Marathon Petroleum Corporation	1,206,950
160	National Oilwell Varco, Inc.	6,741
5,092	Newfield Exploration Company[j]	166,967
1,093	Noble Energy, Inc.	38,506
23,446	Oasis Petroleum, Inc.[j]	225,785
195	Oceaneering International, Inc.	7,804
170	Oil States International, Inc.[j]	5,119
400	Patterson-UTI Energy, Inc.	6,594
618	PDC Energy, Inc.[j]	29,015
46,398	Petroleo Brasileiro SA ADR[j]	315,506
2,790	Rex Energy Corporation[j]	6,250
2,200	Rice Energy, Inc.[j]	39,710
28,722	Rowan Companies plc	494,880
6,135	Schlumberger, Ltd.	508,101
1,200	Seadrill, Ltd.	10,692
160	SM Energy Company	5,931
34,409	Southwestern Energy Company[j]	640,007
32,111	Suncor Energy, Inc. ADR	904,246
2,340	Superior Energy Services, Inc.	39,780
8,813	Teekay Tankers, Ltd.	63,189
2,322	Tesco Corporation	22,291
75	Tesoro Corporation	7,300
30,192	Total SA ADR	1,488,164
10,907	Trinidad Drilling, Ltd.	27,104
140,566	Weatherford International, Ltd.[j]	1,501,245
1,750	Western Refining, Inc.	77,280
185	Whiting Petroleum Corporation[j]	3,791
220	World Fuel Services Corporation	8,943

	Total	18,922,428

Financials (3.3%)
482	Acadia Realty Trust	15,414
2,510	ACE, Ltd.	273,013
876	Affiliated Managers Group, Inc.[j]	182,120
1,390	Allied World Assurance Company Holdings AG	58,741
4,394	Allstate Corporation	302,966
1,980	American Assets Trust, Inc.	82,408
11,500	American Campus Communities, Inc.	429,180
500	American Equity Investment Life Holding Company	14,770
5,350	American International Group, Inc.	343,042
1,560	Argo Group International Holdings, Ltd.	87,953
3,165	Armada Hoffler Properties, Inc.	32,441
5,191	Arthur J. Gallagher & Company	246,209
2,700	Aspen Insurance Holdings, Ltd.	129,843
1,728	Associated Estates Realty Corporation	49,680

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
69

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Shares	Common Stock (17.0%)	Value

Financials (3.3%) - continued
9,249	Assured Guaranty, Ltd.	$226,231
44,530	Bank of America Corporation	796,196
6,900	Bank of New York Mellon Corporation	299,460
7,098	BBCN Bancorp, Inc.	108,954
6,050	Berkshire Hathaway, Inc.[j]	863,577
11,050	Blackstone Group, LP	433,713
2,150	Boston Private Financial Holdings, Inc.	27,047
9,765	Brixmor Property Group, Inc.	238,950
650	Camden Property Trust	51,759
7,550	Capital One Financial Corporation	613,815
3,000	Cathay General Bancorp	96,330
6,473	CBL & Associates Properties, Inc.	105,769
2,050	CBRE Group, Inc.[j]	77,839
7,145	Cedar Realty Trust, Inc.	47,872
4,500	Chambers Street Properties	33,390
9,050	Charles Schwab Corporation	315,664
24,050	Citigroup, Inc.	1,405,963
12,798	Citizens Financial Group, Inc.	333,644
400	City National Corporation	35,964
9,030	CNO Financial Group, Inc.	161,095
11,107	CoBiz Financial, Inc.	142,059
1,989	Columbia Banking System, Inc.	65,219
9,450	Comerica, Inc.	448,213
1,200	Commerce Bancshares, Inc.	56,508
5,753	Corporate Office Properties Trust	133,067
16,028	DDR Corporation	261,256
700	Digital Realty Trust, Inc.	44,989
2,250	Discover Financial Services	125,573
301	Douglas Emmett, Inc.	8,822
3,000	Duke Realty Corporation	60,510
3,546	East West Bancorp, Inc.	158,719
2,194	Employers Holdings, Inc.	52,656
3,770	Encore Capital Group, Inc.[j]	162,148
1,551	Everest Re Group, Ltd.	284,019
7,100	Excel Trust, Inc.	112,464
800	Extra Space Storage, Inc.	58,816
12,200	F.N.B. Corporation	168,238
1,574	FelCor Lodging Trust, Inc.	14,733
39,275	Fifth Third Bancorp	827,524
2,600	First Commonwealth Financial Corporation	23,920
5,881	First Horizon National Corporation	93,214
900	First Midwest Bancorp, Inc.	16,893
4,498	First Potomac Realty Trust	51,052
2,200	First Republic Bank	140,338
8,200	Franklin Resources, Inc.	373,510
18,358	Genworth Financial, Inc.[j]	128,690
3,050	Glacier Bancorp, Inc.	85,705
3,020	Green Bancorp, Inc.[j]	41,283
8,340	Hanmi Financial Corporation	211,085
2,822	Hatteras Financial Corporation	45,886
68	HCC Insurance Holdings, Inc.	5,247
3,500	Highwoods Properties, Inc.	148,155
3,766	Home BancShares, Inc.	149,962
3,519	Home Properties, Inc.	259,350
3,300	Hospitality Properties Trust	90,486
7,239	Host Hotels & Resorts, Inc.	140,292
62,304	Huntington Bancshares, Inc.	727,088
2,730	Intercontinental Exchange, Inc.	622,549
2,200	Invesco Mortgage Capital, Inc.	31,702
15,158	Invesco, Ltd.	585,099
5,445	J.P. Morgan Chase & Company	373,146
633	Janus Capital Group, Inc.	10,369
4,800	KeyCorp	71,232
577	Kilroy Realty Corporation	40,880

Shares	Common Stock (17.0%)	Value

Financials (3.3%) - continued
2,081	Kite Realty Group Trust	$54,938
700	Lamar Advertising Company	42,035
2,143	LaSalle Hotel Properties	71,298
3,300	Lexington Realty Trust	28,380
7,669	Lincoln National Corporation	431,918
600	M&T Bank Corporation	78,690
3,600	MBIA, Inc.[j]	21,420
13,480	MetLife, Inc.	751,375
3,216	Mid-America Apartment Communities, Inc.	258,373
20,700	Morgan Stanley	803,988
2,800	MSCI, Inc.	190,848
1,950	NASDAQ OMX Group, Inc.	99,509
1,712	National Interstate Corporation	43,245
17,679	Navient Corporation	277,560
1,300	Northern Trust Corporation	99,437
3,800	Oritani Financial Corporation	59,698
5,143	PacWest Bancorp	238,069
3,090	Parkway Properties, Inc.	55,435
2,565	Pebblebrook Hotel Trust	104,395
460	Piper Jaffray Companies[j]	20,631
1,830	Potlatch Corporation	64,068
2,800	Primerica, Inc.	126,644
4,462	Principal Financial Group, Inc.	247,686
2,539	ProAssurance Corporation	122,608
2,200	Progressive Corporation	67,100
8,053	Prologis, Inc.	327,032
325	PS Business Parks, Inc.	25,022
2,839	Radian Group, Inc.	52,408
5,400	Ramco-Gershenson Properties Trust	91,476
8,729	Raymond James Financial, Inc.	515,011
3,706	Redwood Trust, Inc.	57,443
1,790	Renasant Corporation	57,549
2,300	Retail Properties of America, Inc.	33,488
7,578	RLJ Lodging Trust	226,052
2,184	Safeguard Scientifics, Inc.[j]	40,098
289	Safety Insurance Group, Inc.	16,759
2,871	Sandy Spring Bancorp, Inc.	78,493
19,743	SLM Corporation[j]	180,254
1,175	State Auto Financial Corporation	28,435
9,446	Summit Hotel Properties, Inc.	128,749
1,318	SVB Financial Group[j]	188,606
8,160	Synovus Financial Corporation	257,203
3,450	Talmer Bancorp, Inc.	56,235
5,697	Terreno Realty Corporation	119,466
4,235	Validus Holdings, Ltd.	196,292
4,869	Voya Financial, Inc.	228,600
2,898	W.R. Berkley Corporation	161,477
622	Waddell & Reed Financial, Inc.	27,934
1,627	Washington Real Estate Investment Trust	43,669
2,900	Webster Financial Corporation	112,114
5,500	Wells Fargo & Company	318,285
4,280	Western Alliance Bancorp[j]	144,792
1,789	Wintrust Financial Corporation	96,463
858	WSFS Financial Corporation	24,633
3,150	XL Group plc	119,763
23,523	Zions Bancorporation	733,682

	Total	25,220,509

Health Care (2.1%)
550	Abaxis, Inc.	27,533
12,140	Abbott Laboratories	615,377
850	Acceleron Pharma, Inc.[j]	24,344
4,140	Acorda Therapeutics, Inc.[j]	142,250
2,200	Actavis, Inc.[j]	728,530

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
70

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Shares	Common Stock (17.0%)	Value

Health Care (2.1%) - continued
5,850	Aetna, Inc.	$660,875
8,800	Affymetrix, Inc.[j]	96,448
3,820	Akorn, Inc.[j]	176,140
3,300	Alexion Pharmaceuticals, Inc.[j]	651,552
1,650	Align Technology, Inc.[j]	103,455
11,663	Allscripts Healthcare Solutions, Inc.[j]	168,647
4,000	Amgen, Inc.	706,360
9,351	AMN Healthcare Services, Inc.[j]	275,200
900	AmSurg Corporation[j]	64,566
464	Analogic Corporation	37,375
171	Atrion Corporation	69,067
7,310	Baxalta, Inc.[j]	239,987
5,260	Baxter International, Inc.	210,821
542	C.R. Bard, Inc.	106,584
6,800	Cambrex Corporation[j]	334,900
600	Cardinal Health, Inc.	50,988
2,300	Centene Corporation[j]	161,299
7,740	Cerner Corporation[j]	555,113
3,210	Depomed, Inc.[j]	101,115
350	Edwards Lifesciences Corporation[j]	53,256
5,037	Endo International plc[j]	440,939
394	Ensign Group, Inc.	20,141
6,331	ExamWorks Group, Inc.[j]	222,092
3,700	Express Scripts Holding Company[j]	333,259
7,380	Gilead Sciences, Inc.	869,807
550	Greatbatch, Inc.[j]	29,992
1,643	Halyard Health, Inc.[j]	66,936
5,650	HCA Holdings, Inc.[j]	525,507
1,500	Hill-Rom Holdings, Inc.	84,045
2,750	Hologic, Inc.[j]	114,565
400	Illumina, Inc.[j]	87,720
791	Laboratory Corporation of America Holdings[j]	100,686
1,300	Magellan Health Services, Inc.[j]	78,767
200	Medivation, Inc.[j]	21,066
5,675	Medtronic, Inc.	444,863
16,090	Merck & Company, Inc.	948,666
700	Molina Healthcare, Inc.[j]	52,801
1,691	Mylan NVj	94,679
1,037	National Healthcare Corporation	65,538
1,370	Neurocrine Biosciences, Inc.[j]	68,664
2,873	NuVasive, Inc.[j]	158,044
700	PerkinElmer, Inc.	37,044
27,800	Pfizer, Inc.	1,002,468
2,550	PharMerica Corporation[j]	87,134
700	Providence Service Corporation[j]	32,942
2,900	Quest Diagnostics, Inc.	214,049
750	Quintiles Transnational Holdings, Inc.[j]	57,540
7,200	Roche Holding AG ADR	259,992
1,940	Select Medical Holdings Corporation	27,994
3,950	Spectrum Pharmaceuticals, Inc.[j]	27,314
1,800	St. Jude Medical, Inc.	132,876
2,100	Team Health Holdings, Inc.[j]	141,561
2,270	Teleflex, Inc.	304,157
300	Thermo Fisher Scientific, Inc.	41,859
2,164	Triple-S Management Corporation[j]	46,699
8,940	UnitedHealth Group, Inc.	1,085,316
850	Universal Health Services, Inc.	123,446
2,614	Vertex Pharmaceuticals, Inc.[j]	352,890
550	Waters Corporation[j]	73,420
573	Wellcare Health Plans, Inc.[j]	46,298
3,888	West Pharmaceutical Services, Inc.	232,775
2,720	Zimmer Biomet Holdings, Inc.	283,070

	Total	15,801,403

Shares	Common Stock (17.0%)	Value

Industrials (1.8%)
3,043	A.O. Smith Corporation	$218,548
1,000	AAR Corporation	26,950
3,600	ABM Industries, Inc.	118,656
3,100	ADT Corporation	107,043
2,269	Aegion Corporation[j]	44,858
152	Alaska Air Group, Inc.	11,514
4,400	Allison Transmission Holdings, Inc.	128,392
6,600	AMETEK, Inc.	350,130
3,523	Applied Industrial Technologies, Inc.	136,093
1,200	Argan, Inc.	46,656
3,425	Armstrong World Industries, Inc.[j]	200,363
1,122	Astec Industries, Inc.	44,106
2,724	Beacon Roofing Supply, Inc.[j]	95,340
5,350	Boeing Company	771,309
1,118	Brady Corporation	26,295
1,500	Brink’s Company	46,845
4,350	Caterpillar, Inc.	342,040
948	CIRCOR International, Inc.	45,343
3,300	CLARCOR, Inc.	198,561
2,416	Comfort Systems USA, Inc.	66,778
2,500	Con-way, Inc.	96,975
16,150	CSX Corporation	505,172
537	Cubic Corporation	23,827
2,180	Curtiss-Wright Corporation	146,867
20,400	Delta Air Lines, Inc.	904,536
1,879	Dover Corporation	120,388
1,700	Eaton Corporation	102,986
5,051	EMCOR Group, Inc.	241,589
1,798	ESCO Technologies, Inc.	68,450
600	Esterline Technologies Corporation[j]	53,196
5,900	Expeditors International of Washington, Inc.	276,533
3,450	Federal Signal Corporation	51,612
4,450	Flowserve Corporation	209,106
5,450	Fluor Corporation	254,788
4,875	Fortune Brands Home and Security, Inc.	232,781
1,281	Franklin Electric Company, Inc.	36,970
3,904	FTI Consulting, Inc.[j]	159,752
1,257	G & K Services, Inc.	82,409
636	Genesee & Wyoming, Inc.[j]	45,296
2,749	Gibraltar Industries, Inc.[j]	52,616
3,891	Granite Construction, Inc.	132,372
15,957	Hertz Global Holdings, Inc.[j]	271,109
623	Hillenbrand, Inc.	17,668
3,399	HNI Corporation	168,556
4,389	Honeywell International, Inc.	461,064
984	Hub Group, Inc.[j]	41,456
900	Huntington Ingalls Industries, Inc.	105,669
2,720	Huron Consulting Group, Inc.[j]	207,998
11,190	Ingersoll-Rand plc	687,066
500	Insperity, Inc.	25,140
3,850	Jacobs Engineering Group, Inc.[j]	162,162
1,175	Kaman Corporation	46,377
4,350	KAR Auction Services, Inc.	169,346
2,562	Kforce, Inc.	59,874
3,359	Kirby Corporation[j]	243,225
7,560	Korn/Ferry International	253,109
1,509	Landstar System, Inc.	108,693
193	Luxfer Holdings plc ADR	2,513
550	Manpower, Inc.	49,764
1,005	Matson, Inc.	41,627
1,761	Matthews International Corporation	94,830
2,892	McGrath Rentcorp	73,341
2,050	Meritor, Inc.[j]	28,864
1,131	Mine Safety Appliances Company	58,416

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
71

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Schedule of Investments as of July 31, 2015

(unaudited)

Shares	Common Stock (17.0%)	Value

Industrials (1.8%) - continued
1,950	Mistras Group, Inc.[j]	$35,081
3,367	Navigant Consulting, Inc.[j]	52,929
744	Nordson Corporation	55,138
2,404	Oshkosh Corporation	87,842
5,220	Pentair, Ltd.	317,428
3,200	PowerSecure International, Inc.[j]	48,448
6,750	Progressive Waste Solutions, Ltd.	183,668
490	Proto Labs, Inc.[j]	36,931
3,580	Raven Industries, Inc.	69,559
346	RBC Bearings, Inc.[j]	23,442
4,800	Republic Services, Inc.	204,144
3,650	Ritchie Brothers Auctioneers, Inc.	98,623
1,900	Ryder System, Inc.	171,988
6,450	Southwest Airlines Company	233,490
800	Spirit Aerosystems Holdings, Inc.[j]	45,040
817	Sun Hydraulics Corporation	28,938
2,041	Tennant Company	122,072
8,276	Terex Corporation	183,396
5,874	Textron, Inc.	256,694
800	Toro Company	54,664
2,221	Triumph Group, Inc.	119,601
5,645	Tyco International plc	214,454
5,070	Union Pacific Corporation	494,781
5,606	United Continental Holdings, Inc.[j]	316,122
992	Universal Forest Products, Inc.	62,992
1,484	Universal Truckload Services, Inc.	31,357
3,188	UTI Worldwide, Inc.[j]	26,779
1,000	Verisk Analytics, Inc.[j]	78,110
600	WABCO Holdings, Inc.[j]	74,082
1,033	Waste Connections, Inc.	51,784
5,300	Wesco Aircraft Holdings, Inc.[j]	76,267
2,000	West Corporation	57,700
646	Woodward, Inc.	31,887
679	YRC Worldwide, Inc.[j]	13,105

	Total	14,160,444

Information Technology (3.0%)
1,598	Advanced Energy Industries, Inc.[j]	41,852
5,160	Alibaba Group Holding, Ltd. ADR[j]	404,234
550	Alliance Data Systems Corporation[j]	151,272
600	Analog Devices, Inc.	34,998
10,339	Apple, Inc.	1,254,121
6,182	Applied Materials, Inc.	107,320
1,060	Arista Networks, Inc.[j]	89,538
6,530	ARM Holdings plc ADR	307,171
1,800	Aspen Technology, Inc.[j]	79,884
30,840	Atmel Corporation	255,355
1,550	AVG Technologies NVj	44,547
3,100	AVX Corporation	41,757
439	Badger Meter, Inc.	25,822
1,230	Belden, Inc.	72,853
3,920	Broadridge Financial Solutions, Inc.	212,738
47,593	Brocade Communications Systems, Inc.	488,304
3,916	Brooks Automation, Inc.	41,314
1,529	Cabot Microelectronics Corporation[j]	69,325
2,100	Cadence Design Systems, Inc.[j]	44,037
61,270	Cisco Systems, Inc.	1,741,293
2,211	Citrix Systems, Inc.[j]	167,174
2,100	Cognizant Technology Solutions Corporation[j]	132,510
1,300	Comtech Telecommunications Corporation	37,453
21,500	Corning, Inc.	401,620
670	DST Systems, Inc.	73,130
12,825	eBay, Inc.[j]	360,639

Shares	Common Stock (17.0%)	Value

Information Technology (3.0%) - continued
3,062	Electro Rent Corporation	$30,773
34,280	EMC Corporation	921,789
1,533	Entegris, Inc.[j]	22,711
1,180	Envestnet, Inc.[j]	53,442
2,261	Fabrinet[j]	41,964
17,810	Facebook, Inc.[j]	1,674,318
2,055	FARO Technologies, Inc.[j]	90,194
1,560	FEI Company	134,113
2,944	Fidelity National Information Services, Inc.	192,626
900	FleetCor Technologies, Inc.[j]	139,338
897	Google, Inc., Class Aj	589,778
1,614	Google, Inc., Class Cj	1,009,735
2,700	Guidewire Software, Inc.[j]	159,435
2,200	IAC/InterActiveCorporation	169,972
1,086	Intersil Corporation	12,087
3,811	Ixia[j]	50,305
10,895	JDS Uniphase Corporation[j]	120,826
2,754	Juniper Networks, Inc.	78,269
2,250	LinkedIn Corporation[j]	457,335
569	Littelfuse, Inc.	52,348
2,660	MasterCard, Inc.	259,084
7,681	Maxim Integrated Products, Inc.	261,461
903	Methode Electronics, Inc.	24,227
4,741	Microchip Technology, Inc.	203,104
3,210	Microsemi Corporation[j]	105,737
24,410	Microsoft Corporation	1,139,947
1,600	Monolithic Power Systems, Inc.	82,736
5,060	National Instruments Corporation	146,538
11,603	NetApp, Inc.	361,433
2,546	Newport Corporation[j]	40,329
22,102	NVIDIA Corporation	440,935
14,500	Oracle Corporation	579,130
7,708	Pandora Media, Inc.[j]	135,044
13,125	PayPal Holdings, Inc.[j]	507,938
2,034	Plantronics, Inc.	118,135
2,250	Polycom, Inc.[j]	25,605
3,676	Progress Software Corporation[j]	109,104
5,000	QUALCOMM, Inc.	321,950
1,450	Red Hat, Inc.[j]	114,666
10,300	Salesforce.com, Inc.[j]	754,990
1,272	Samsung Electronics Company, Ltd. GDR	644,904
400	Skyworks Solutions, Inc.	38,268
3,951	Sonus Networks, Inc.[j]	31,885
3,650	Symantec Corporation	83,001
549	SYNNEX Corporation	41,521
8,350	Teradata Corporation[j]	309,869
5,483	Teradyne, Inc.	105,603
8,690	Texas Instruments, Inc.	434,326
2,184	Textura Corporation[j]	63,336
900	Total System Services, Inc.	41,598
3,100	Vantiv, Inc.[j]	136,400
3,480	Veeco Instruments, Inc.[j]	90,062
5,746	Virtusa Corporation[j]	275,463
13,940	Visa, Inc.	1,050,240
3,238	VMware, Inc.[j]	288,603
1,100	WebMD Health Corporation[j]	47,938
3,687	Western Digital Corporation	317,303
25,800	Xerox Corporation	284,316
4,892	Xilinx, Inc.	204,241

	Total	22,902,589

Materials (0.7%)
1,739	Agnico Eagle Mines, Ltd.	38,484
2,300	Albemarle Corporation	124,660

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
72

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Schedule of Investments as of July 31, 2015

(unaudited)

Shares	Common Stock (17.0%)	Value

Materials (0.7%) - continued
10,420	Alcoa, Inc.	$102,845
1,419	American Vanguard Corporation	18,192
1,314	AptarGroup, Inc.	89,076
1,160	Avery Dennison Corporation	70,586
6,042	Axalta Coating Systems, Ltd.[j]	192,196
1,020	Balchem Corporation	57,803
1,673	Ball Corporation	113,496
10,258	Barrick Gold Corporation	72,422
4,000	Berry Plastics Group, Inc.[j]	130,240
1,423	Carpenter Technology Corporation	53,419
6,011	Celanese Corporation	396,245
4,391	CF Industries Holdings, Inc.	259,947
4,090	Chemtura Corporation[j]	112,189
1,090	Clearwater Paper Corporation[j]	64,147
350	Compass Minerals International, Inc.	28,000
5,451	Crown Holdings, Inc.[j]	280,781
6,070	Dow Chemical Company	285,654
1,438	Eagle Materials, Inc.	110,927
1,900	Eastman Chemical Company	148,960
5,854	Eldorado Gold Corporation	20,138
1,332	Franco-Nevada Corporation	53,999
10,420	Freeport-McMoRan, Inc.	122,435
7,086	Goldcorp, Inc.	94,102
7,150	Horsehead Holding Corporation[j]	59,202
2,595	Innospec, Inc.	112,234
5,151	International Paper Company	246,578
9,617	Kinross Gold Corporation[j]	17,503
1,053	Martin Marietta Materials, Inc.	165,131
1,057	Minerals Technologies, Inc.	68,441
2,859	Myers Industries, Inc.	43,257
4,276	Newmont Mining Corporation	73,419
5,910	Nucor Corporation	260,867
4,426	Owens-Illinois, Inc.[j]	94,495
5,315	Packaging Corporation of America	376,249
2,900	PolyOne Corporation	99,383
2,959	Rock-Tenn Company[j]	186,595
608	Royal Gold, Inc.	30,655
1,600	RPM International, Inc.	74,992
328	Ryerson Holding Corporation[j]	2,221
2,180	Sealed Air Corporation	115,911
550	Silgan Holdings, Inc.	29,409
3,412	Silver Wheaton Corporation	44,629
1,250	Southern Copper Corporation	34,825
12,129	Steel Dynamics, Inc.	242,944
1,716	Stillwater Mining Company[j]	16,336
5,932	Teck Resources, Ltd.	43,541
1,132	Vulcan Materials Company	103,035
5,145	Wausau Paper Corporation	45,482
2,000	Westlake Chemical Corporation	124,940
7,789	Yamana Gold, Inc.	15,266

	Total	5,768,483

Telecommunications Services (0.1%)
10,063	Verizon Communications, Inc.	470,848
7,850	Vonage Holdings Corporation[j]	50,161

	Total	521,009

Utilities (0.5%)
1,300	AGL Resources, Inc.	62,504
1,100	Atmos Energy Corporation	60,830
744	Black Hills Corporation	30,995
1,582	Cleco Corporation	86,108
2,200	DTE Energy Company	177,012
1,860	Dynegy, Inc.[j]	48,453
2,800	Edison International, Inc.	168,028
1,594	El Paso Electric Company	58,069

Shares	Common Stock (17.0%)	Value

Utilities (0.5%) - continued
2,000	Entergy Corporation	$142,040
9,874	FirstEnergy Corporation	335,321
1,290	Laclede Group, Inc.	69,802
4,820	NiSource, Inc.	84,157
1,580	NorthWestern Corporation	85,067
6,590	NRG Energy, Inc.	147,946
17,121	PG&E Corporation	899,024
1,818	PNM Resources, Inc.	47,959
1,550	Portland General Electric Company	55,816
1,700	Public Service Enterprise Group, Inc.	70,839
3,547	SCANA Corporation	194,376
4,088	Sempra Energy	416,077
6,250	Southern Company	279,562
1,466	Southwest Gas Corporation	82,594
1,700	Westar Energy, Inc.	64,005
6,000	Wisconsin Energy Corporation	294,000

	Total	3,960,584

	Total Common Stock (cost $114,971,834)	130,796,579

Shares	Collateral Held for Securities Loaned (0.1%)	Value

637,563	Thrivent Cash Management Trust	637,563

	Total Collateral Held for Securities Loaned (cost $637,563)	637,563

Shares or Principal Amount	Short-Term Investments (15.3%)[k]	Value

	Federal Home Loan Bank Discount Notes
20,800,000	0.084%, 8/5/2015	20,799,805
15,500,000	0.095%, 8/12/2015	15,499,550
13,500,000	0.070%, 8/19/2015	13,499,528
11,000,000	0.085%, 8/21/2015	10,999,481
5,800,000	0.064%, 8/26/2015	5,799,744
10,000,000	0.060%, 8/27/2015	9,999,567
12,050,000	0.060%, 9/2/2015	12,049,357
1,000,000	0.085%, 9/8/2015	999,910
2,000,000	0.063%, 9/9/2015	1,999,863
5,000,000	0.079%, 9/11/2015	4,999,550
15,635,000	0.065%, 9/16/2015[l]	15,633,696
	Federal National Mortgage Association Discount Notes
5,000,000	0.120%, 8/12/2015[l]	4,999,817

	Total Short-Term Investments (at amortized cost)	117,279,868

	Total Investments (cost $783,822,445) 110.4%	$848,628,282

	Other Assets and Liabilities, Net (10.4%)	(80,091,756)

	Total Net Assets 100.0%	$768,536,526

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
73

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2015

(unaudited)

d	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2015, the value of these investments was $20,112,601 or 2.6% of total net assets.
e	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of July 31, 2015.
f	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of July 31, 2015.
g	Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.
h	All or a portion of the security is on loan.
i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
j	Non-income producing security.
k	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
l	At July 31, 2015, $5,499,588 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Moderately Conservative Allocation Fund owned as of July 31, 2015.

Security	Acquisition Date	Cost
Alm Loan Funding CLO,
10/17/2026	7/31/2014	$169,915
Apidos CLO XVIII, 7/22/2026	6/25/2014	174,563
Ares CLO, Ltd., 10/12/2023	5/15/2015	550,000
Babson CLO, Ltd., 10/17/2026	8/15/2014	169,915
Betony CLO, Ltd., 4/15/2027	2/25/2015	150,000
Birchwood Park CLO, Ltd.,
7/15/2026	7/31/2014	170,000
BlueMountain CLO, Ltd.,
10/15/2026	8/27/2014	169,828
Carlyle Global Market Strategies
CLO, Ltd., 10/15/2026	9/19/2014	175,000
Carlyle Global Market Strategies
CLO, Ltd., 7/20/2023	7/3/2014	175,000
Cent CLO 16, LP, 8/1/2024	9/5/2014	170,000
Cent CLO 22, Ltd., 11/7/2026	9/19/2014	175,000
CoBank ACB, 6/15/2022	10/18/2013	76,587
Dryden 34 Senior Loan Fund CLO,
10/15/2026	7/21/2014	170,000
Edlinc Student Loan Funding Trust,
10/1/2025	2/28/2013	226,912
Galaxy XX CLO, Ltd., 7/20/2027	5/20/2015	550,000
GoldenTree Loan Opportunities IX,
Ltd., 10/29/2026	10/3/2014	174,825
Golub Capital Partners CLO 23M,
Ltd., 5/5/2027	5/18/2015	498,750
Limerock CLO III, LLC, 10/20/2026	10/16/2014	500,000
Madison Park Funding XIV CLO,
Ltd., 7/20/2026	7/3/2014	189,772

Security	Acquisition Date	Cost
Madison Park Funding, Ltd.,
8/15/2022	5/8/2015	$550,000
Magnetite XII, Ltd., 4/15/2027	2/6/2015	525,000
Mountain View CLO, Ltd.,
7/15/2027	5/13/2015	523,640
Neuberger Berman CLO, Ltd.,
8/4/2025	6/19/2014	150,000
NZCG Funding CLO, Ltd.,
4/27/2027	3/27/2015	525,000
Octagon Investment Partners XX
CLO, Ltd., 8/12/2026	7/10/2014	170,000
OHA Loan Funding, Ltd.,
10/20/2026	11/6/2014	498,750
OZLM VIII, Ltd., 10/17/2026	8/7/2014	169,031
Race Point IX CLO, Ltd.,
4/15/2027	2/13/2015	400,000
Shackleton VII CLO, Ltd.,
4/15/2027	3/27/2015	525,000
Symphony CLO XV, Ltd.,
10/17/2026	10/17/2014	496,250
Symphony CLO, Ltd., 1/9/2023	9/15/2014	167,444
Voya CLO 3, Ltd., 7/25/2026	7/10/2014	169,745

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an
underlying foreign security’s shares held by an issuing U.S.
depository bank.
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund.
GDR	-	Global Depository Receipts, which are certificates for
shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
REIT	-	Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$71,901,032
Gross unrealized depreciation	(7,095,195)

Net unrealized appreciation (depreciation)	$64,805,837

Cost for federal income tax purposes	$783,822,445

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
74

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2015, in valuing Moderately Conservative Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	2,616,576	–	2,296,400	320,176
Capital Goods	1,416,377	–	1,416,377	–
Communications Services	18,901,853	–	18,369,628	532,225
Consumer Cyclical	4,889,119	–	4,889,119	–
Consumer Non-Cyclical	3,742,134	–	3,742,134	–
Energy	1,830,577	–	1,548,037	282,540
Financials	1,411,755	–	1,411,755	–
Technology	2,366,876	–	2,366,876	–
Transportation	1,354,694	–	1,354,694	–
Utilities	860,981	–	860,981	–
Mutual Funds
Affiliated Equity Mutual Funds	134,562,990	134,562,990	–	–
Equity Mutual Funds	4,351,582	4,351,582	–	–
Affiliated Fixed Income Mutual Funds	155,960,163	155,960,163	–	–
Fixed Income Mutual Funds	4,591,790	4,591,790	–	–
Long-Term Fixed Income
Asset-Backed Securities	10,824,797	–	10,596,722	228,075
Basic Materials	2,215,349	–	2,215,349	–
Capital Goods	2,721,872	–	2,721,872	–
Collateralized Mortgage Obligations	15,931,660	–	15,931,660	–
Commercial Mortgage-Backed Securities	8,187,801	–	8,187,801	–
Communications Services	11,071,522	–	11,071,522	–
Consumer Cyclical	4,987,760	–	4,987,760	–
Consumer Non-Cyclical	10,160,745	–	10,160,745	–
Energy	6,267,069	–	6,267,069	–
Financials	22,648,067	–	22,648,067	–
Foreign Government	362,297	–	362,297	–
Mortgage-Backed Securities	93,348,948	–	93,348,948	–
Technology	3,851,260	–	3,851,260	–
Transportation	2,579,298	–	2,579,298	–
U.S. Government and Agencies	60,278,295	–	60,278,295	–
Utilities	5,620,065	–	5,620,065	–
Common Stock
Consumer Discretionary	16,356,099	16,356,099	–	–
Consumer Staples	7,183,031	7,183,031	–	–
Energy	18,922,428	18,895,324	27,104	–
Financials	25,220,509	25,220,509	–	–
Health Care	15,801,403	15,801,403	–	–
Industrials	14,160,444	14,160,444	–	–
Information Technology	22,902,589	22,902,589	–	–
Materials	5,768,483	5,768,483	–	–
Telecommunications Services	521,009	521,009	–	–
Utilities	3,960,584	3,960,584	–	–
Collateral Held for Securities Loaned	637,563	637,563	–	–
Short-Term Investments	117,279,868	–	117,279,868	–
Total	$848,628,282	$430,873,563	$416,391,703	$1,363,016

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	1,408,774	1,408,774	–	–
Total Asset Derivatives	$1,408,774	$1,408,774	$–	$–

Liability Derivatives
Futures Contracts	188,966	188,966	–	–
Total Liability Derivatives	$188,966	$188,966	$–	$–

There were no significant transfers between Levels during the period ended July 31, 2015. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
75

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(345)	September 2015	($75,424,556)	($75,576,563)	($152,007)
5-Yr. U.S. Treasury Bond Futures	322	September 2015	38,455,499	38,589,688	134,189
10-Yr. U.S. Treasury Bond Futures	235	September 2015	29,913,658	29,947,813	34,155
30-Yr. U.S. Treasury Bond Futures	103	September 2015	15,966,119	16,061,563	95,444
Eurex EURO STOXX 50 Futures	493	September 2015	18,851,071	19,497,144	646,073
Russell 2000 Index Mini-Futures	(10)	September 2015	(1,254,992)	(1,235,200)	19,792
S&P 400 Index Mini-Futures	(157)	September 2015	(24,018,131)	(23,539,010)	479,121
S&P 500 Index Futures	34	September 2015	17,842,491	17,836,400	(6,091)
Ultra Long Term U.S. Treasury Bond Futures	(18)	September 2015	(2,840,695)	(2,871,563)	(30,868)
Total Futures Contracts					$1,219,808

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderately Conservative Allocation Fund, is as follows:

Fund	Value October 31, 2014	Gross Purchases	Gross Sales	Shares Held at July 31, 2015	Value July 31, 2015	Income Earned November 1, 2014 - July 31, 2015
Natural Resources	$11,404,524	$75,779	$9,049,097	–	$–	$75,779
Partner Small Cap Value	8,271,156	1,242,745	8,468,583	–	–	74,896
Small Cap Stock	3,872,953	370,229	–	186,958	4,174,772	–
Partner Mid Cap Value	21,125,242	2,724,133	21,491,353	–	–	111,751
Mid Cap Stock	10,969,133	1,196,660	–	481,763	11,374,419	63,137
Partner Worldwide Allocation	46,402,937	1,102,839	–	4,704,208	47,653,629	1,102,839
Large Cap Growth	20,339,243	313,793	–	2,305,825	22,458,733	669
Large Cap Value	46,014,057	2,183,642	–	2,320,020	47,838,819	624,738
Large Cap Stock	992,359	95,913	–	39,225	1,062,618	13,399
High Yield	24,426,017	965,885	2,848,787	4,457,266	21,706,886	965,748
Income	62,820,849	1,894,859	6,313,836	6,282,857	56,922,687	1,621,588
Government Bond	10,914,748	122,292	616,262	1,037,243	10,486,525	91,524
Limited Maturity Bond	79,495,445	868,400	13,360,197	5,386,307	66,844,065	868,510
Cash Management Trust-Collateral Investment	752,392	16,044,761	16,159,590	637,563	637,563	3,378
Total Value and Income Earned	347,801,055				291,160,716	5,617,956

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
76

BALANCED INCOME PLUS FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Principal Amount	Bank Loans (16.3%)[a]	Value

Basic Materials (1.0%)
	Alpha Natural Resources, Inc., Term Loan
$398,879	3.500%, 5/22/2020	$270,875
	Fortescue Metals Group, Ltd., Term Loan
889,596	3.750%, 6/30/2019	727,244
	Ineos US Finance, LLC, Term Loan
560,726	3.750%, 12/15/2020	558,506
	NewPage Corporation, Term Loan
881,363	9.500%, 2/11/2021	616,073
	Tronox Pigments BV, Term Loan
665,379	4.250%, 3/19/2020	635,770

	Total	2,808,468

Capital Goods (0.7%)
	ADS Waste Holdings, Inc., Term Loan
514,972	3.750%, 10/9/2019	512,526
	Berry Plastics Group, Inc., Term Loan
494,715	3.500%, 2/8/2020	493,325
	Rexnord, LLC, Term Loan
501,075	4.000%, 8/21/2020	500,970
	Silver II Borrower, Term Loan
459,987	4.000%, 12/13/2019	439,669
	Sterigenics-Nordion Holdings, LLC, Term Loan
112,500	4.250%, 5/16/2022	112,500

	Total	2,058,990

Communications Services (5.2%)
	Altice Financing SA, Term Loan
575,000	5.250%, 2/4/2022	580,031
	Atlantic Broadband Penn, LLC, Term Loan
567,276	3.250%, 11/30/2019	566,215
	Birch Communication, Inc., Term Loan
670,354	7.750%, 7/17/2020	670,354
	Cengage Learning Acquisitions, Term Loan
553,140	7.000%, 3/31/2020	554,523
	Charter Communications Operating, LLC, Term Loan
490,000	3.000%, 1/3/2021	488,040
	Cincinnati Bell, Inc., Term Loan
417,563	4.000%, 9/10/2020	417,170
	Clear Channel Communications, Inc., Term Loan
14,411	7.690%, 7/30/2019	13,359
	Fairpoint Communications, Term Loan
499,774	7.500%, 2/14/2019	504,617
	Grande Communications Networks, LLC, Term Loan
563,509	4.500%, 5/29/2020	561,396
	Gray Television, Inc., Term Loan
333,863	3.750%, 6/13/2021	334,490
	Hargray Communications Group, Inc., Term Loan
597,323	5.250%, 6/26/2019	600,561
	iHeartCommunications, Inc., Term Loan
519,808	6.940%, 1/30/2019	476,992
	IMG Worldwide, Inc., Term Loan
654,223	5.250%, 5/6/2021	654,020

Principal Amount	Bank Loans (16.3%)[a]	Value

Communications Services (5.2%) - continued
	Integra Telecom Holdings, Inc., Term Loan
$590,050	5.250%, 8/14/2020	$592,263
	Intelsat Jackson Holdings SA, Term Loan
502,409	3.750%, 6/30/2019	496,340
	Level 3 Communications, Inc., Term Loan
490,000	4.000%, 8/1/2019	491,073
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
270,000	4.500%, 1/7/2022	265,950
335,000	4.500%, 1/7/2022	328,022
	LTS Buyer, LLC, Term Loan
539,000	4.000%, 4/13/2020	535,971
	MCC Georgia, LLC, Term Loan
376,200	3.750%, 6/30/2021	375,613
	NEP/NCP Holdco, Inc., Term Loan
495,875	4.250%, 1/22/2020	493,088
	NTelos, Inc., Term Loan
293,955	5.750%, 11/9/2019	263,089
	Numericable US, LLC, Term Loan
550,000	0.000%, 7/27/2022[b,c]	549,214
	SBA Senior Finance II, LLC, Term Loan
569,250	3.250%, 3/24/2021	565,516
	TNS, Inc., Term Loan
495,035	5.000%, 2/14/2020	494,882
	Univision Communications, Inc., Term Loan
533,823	4.000%, 3/1/2020	533,267
	Virgin Media Investment Holdings, Ltd., Term Loan
360,227	3.500%, 6/30/2023	358,876
	WideOpenWest Finance, LLC, Term Loan
543,741	4.500%, 4/1/2019	543,398
	WMG Acquisition Corporation, Term Loan
456,863	3.750%, 7/1/2020	452,152
	XO Communications, LLC, Term Loan
444,375	4.250%, 3/20/2021	443,726
	Yankee Cable Acquisition, LLC, Term Loan
525,344	4.250%, 3/1/2020	525,507
	Zayo Group, LLC, Term Loan
587,946	3.750%, 7/2/2019	586,477

	Total	15,316,192

Consumer Cyclical (2.7%)
	Amaya Gaming Group, Inc., Term Loan
1,052,050	5.000%, 8/1/2021	1,049,588
	Burlington Coat Factory Warehouse Corporation, Term Loan
435,997	4.250%, 8/13/2021	436,817
	Ceridian HCM Holding, Inc., Term Loan
245,769	4.500%, 9/15/2020	244,356
	Chrysler Group, LLC, Term Loan
63,511	3.500%, 5/24/2017	63,468
	Golden Nugget, Inc., Delayed Draw
69,480	5.500%, 11/21/2019	70,066
	Golden Nugget, Inc., Term Loan
162,120	5.500%, 11/21/2019	163,487

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
77

BALANCED INCOME PLUS FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Principal Amount	Bank Loans (16.3%)[a]	Value

Consumer Cyclical (2.7%) - continued
	Hilton Worldwide Finance, LLC, Term Loan
$652,544	3.500%, 10/26/2020	$653,183
	J.C. Penney Corporation, Inc., Term Loan
543,900	6.000%, 5/22/2018	543,220
	Marina District Finance Company, Inc., Term Loan
316,007	6.500%, 8/15/2018	319,325
	MGM Resorts International, Term Loan
440,955	3.500%, 12/20/2019	438,970
	Michaels Stores, Inc., Term Loan
584,100	4.000%, 1/28/2020	586,045
	Mohegan Tribal Gaming Authority, Term Loan
821,032	5.500%, 11/19/2019	816,049
	Pinnacle Entertainment, Inc., Term Loan
466,373	3.750%, 8/13/2020	466,205
	ROC Finance, LLC, Term Loan
555,113	5.000%, 6/20/2019	541,235
	Scientific Games International, Inc., Term Loan
546,675	6.000%, 10/18/2020	548,725
94,912	6.000%, 10/1/2021[b,c]	95,242
	Seminole Hard Rock Entertainment, Inc., Term Loan
603,541	3.500%, 5/14/2020	603,040
	Seminole Indian Tribe of Florida, Term Loan
411,665	3.000%, 4/29/2020	411,401

	Total	8,050,422

Consumer Non-Cyclical (2.2%)
	Albertsons, Inc., Term Loan
762,673	5.375%, 3/21/2019	765,106
	Catalina Marketing Corporation, Term Loan
554,400	4.500%, 4/9/2021	472,626
	CHS/Community Health Systems, Inc., Term Loan
134,712	3.534%, 12/31/2018	134,973
126,424	3.750%, 1/27/2021	126,551
232,617	4.000%, 1/27/2021	233,490
	Endo Luxembourg Finance I Co Sarl, Term Loan
405,000	0.000%, 6/24/2022[b,c]	406,575
	HCA, Inc., Term Loan
432,300	2.940%, 3/31/2017	432,542
	JBS USA, LLC, Term Loan
439,511	3.750%, 5/25/2018	438,961
	Libbey Glass, Inc., Term Loan
277,200	3.750%, 4/9/2021	277,546
	LTF Merger Sub, Inc., Term Loan
475,000	4.250%, 6/10/2022	473,518
	McGraw-Hill Global Education Holdings, LLC, Term Loan
497,175	4.750%, 3/22/2019	498,886
	Ortho-Clinical Diagnostics, Inc., Term Loan
687,528	4.750%, 6/30/2021	682,158
	Roundy’s Supermarkets, Inc., Term Loan
522,495	5.750%, 3/3/2021	485,920

Principal Amount	Bank Loans (16.3%)[a]	Value

Consumer Non-Cyclical (2.2%) - continued
	Supervalu, Inc., Term Loan
$535,943	4.500%, 3/21/2019	$537,685
	Visant Corporation, Term Loan
537,833	7.000%, 9/23/2021	520,187

	Total	6,486,724

Energy (1.2%)
	Arch Coal, Inc., Term Loan
489,919	6.250%, 5/16/2018	277,486
	Aria Energy Operating, LLC, Term Loan
258,375	5.000%, 5/27/2022	259,021
	Energy Solutions, LLC, Term Loan
633,054	6.750%, 5/29/2020	634,636
	Exgen Renewables I, LLC, Term Loan
339,134	5.250%, 2/6/2021	343,373
	McJunkin Red Man Corporation, Term Loan
380,441	5.000%, 11/8/2019	373,783
	MEG Energy Corporation, Term Loan
559,602	0.000%, 3/31/2020[b,c]	545,147
	Offshore Group Investment, Ltd., Term Loan
706,838	5.750%, 3/28/2019	354,967
	Pacific Drilling SA, Term Loan
534,100	4.500%, 6/3/2018	425,945
	Targa Resources Partners, LP, Term Loan
251,163	5.750%, 2/27/2022	253,205

	Total	3,467,563

Financials (1.0%)
	DJO Finance, LLC, Term Loan
215,000	4.250%, 6/7/2020	215,161
	Harland Clarke Holdings Corporation, Term Loan
517,750	7.000%, 5/22/2018	519,531
	MPH Acquisition Holdings, LLC, Term Loan
1,007,126	3.750%, 3/31/2021	998,676
	TransUnion, LLC, Term Loan
543,125	3.750%, 4/9/2021	539,633
	WaveDivision Holdings, LLC, Term Loan
553,325	4.000%, 10/15/2019	552,633

	Total	2,825,634

Technology (1.2%)
	Avago Technologies, Ltd., Term Loan
602,712	3.750%, 4/16/2021	603,314
	BMC Software, Inc., Term Loan
427,625	5.000%, 9/10/2020	389,994
	First Data Corporation, Term Loan
595,000	3.687%, 3/23/2018	593,143
110,000	3.687%, 9/24/2018	109,666
	Freescale Semiconductor, Inc., Term Loan
563,377	4.250%, 2/28/2020	564,222
	Infor US, Inc., Term Loan
484,160	3.750%, 6/3/2020	480,408
	Merrill Communications, LLC, Term Loan
322,500	6.250%, 6/1/2022	321,694

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
78

BALANCED INCOME PLUS FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Principal Amount	Bank Loans (16.3%)[a]	Value

Technology (1.2%) - continued
	SS&C European Holdings SARL, Term Loan
$43,049	4.000%, 7/8/2022[b,c]	$43,354
261,166	4.000%, 7/8/2022[b,c]	263,015
	SunGard Data Systems, Inc., Term Loan
26,151	4.000%, 3/8/2020	26,151

	Total	3,394,961

Transportation (0.6%)
	American Airlines, Inc., Term Loan
928,463	3.250%, 6/27/2020	922,855
	Delta Air Lines, Inc., Term Loan
552,802	3.250%, 4/20/2017	552,188
	OSG Bulk Ships, Inc., Term Loan
326,700	5.250%, 8/5/2019	326,089

	Total	1,801,132

Utilities (0.5%)
	Calpine Corporation, Term Loan
400,000	0.000%, 10/31/2020[b,c]	400,700
538,634	3.500%, 5/27/2022	537,137
	Intergen NV, Term Loan
534,100	5.500%, 6/15/2020	510,733

	Total	1,448,570

	Total Bank Loans (cost $49,130,133)	47,658,656

Shares	Common Stock (48.3%)	Value

Consumer Discretionary (7.7%)
700	ABC-MART, Inc.	42,030
2,200	Aisan Industry Company, Ltd.	20,242
4,600	Aisin Seiki Company, Ltd.	186,479
4,860	Amazon.com, Inc.[d]	2,605,689
3,060	AutoZone, Inc.[d]	2,144,876
1,100	Bayerische Motoren Werke AG	86,098
5,100	Berkeley Group Holdings plc	267,830
14,740	Best Buy Company, Inc.	475,955
8,110	BorgWarner, Inc.	403,148
1,300	Brembo SPA	58,665
1,500	Bridgestone Corporation	56,543
10,000	Calsonic Kansei Corporation	72,943
9,620	Cedar Fair, LP	516,113
2,100	Chiyoda Company, Ltd.	55,753
100	Christian Dior SE	20,685
44,008	Comcast Corporation	2,746,539
800	Daiichikosho Company, Ltd.	31,456
15,200	Debenhams PLC	20,804
11,400	Echo Entertainment Group, Ltd.	41,740
22,600	EDION Corporation	149,193
5,800	Electrolux AB	166,506
129,900	Enterprise Inns plc[d]	227,736
14,340	Ford Motor Company	212,662
4,900	General Motors Company	154,399
1,900	Geo Holdings Corporation	26,164
16,000	Gunze, Ltd.	43,478
9,100	Hakuhodo Dy Holdings, Inc.	101,675
4,150	Harman International Industries, Inc.	446,789
8,500	Haseko Corporation	107,635
7,800	Heiwa Corporation	171,289
14,300	Honda Motor Company, Ltd.	480,444
500	Hugo Boss AG	60,288
7,500	Informa plc	69,716
10,970	Jarden Corporation[d]	603,350

Shares	Common Stock (48.3%)	Value

Consumer Discretionary (7.7%) - continued
7,600	JB Hi-Fi, Ltd.	$107,091
7,200	JM AB	190,627
61,841	Kongsberg Automotive ASA[d]	38,640
16,450	Las Vegas Sands Corporation	921,858
3,821	Lookers plc	9,682
4,000	Luk Fook Holdings International, Ltd.	11,226
4,290	Marriott International, Inc.	311,497
43,900	Marston’s plc	107,016
18,630	MDC Partners, Inc.	328,447
9,600	NOK Corporation	281,195
5,900	Oxford Industries, Inc.	495,187
12,900	Persimmon plc	411,639
4,500	Premier Investments, Ltd.	43,809
4,000	SES SA	123,729
4,200	SHOWA Corporation	38,671
6,300	Slater & Gordon, Ltd.	15,701
38,000	Starbucks Corporation	2,201,340
14,500	Sumitomo Forestry Company, Ltd.	171,958
6,500	Sumitomo Rubber Industries, Ltd.	97,942
6,000	Takashimaya Company, Ltd.	57,397
1,400	Tamron Company, Ltd.	29,234
24,540	Target Corporation	2,008,599
13,520	Toll Brothers, Inc.[d]	526,198
26,830	Tuesday Morning Corporation[d]	251,665
15,300	UBM plc	126,829
1,100	Valora Holding AG	214,126
7,000	Wacoal Holdings Corporation	89,332
9,800	WH Smith plc	241,661
9,900	WPP plc	227,460
1,100	Yokohama Rubber Company, Ltd.	21,755

	Total	22,576,423

Consumer Staples (2.2%)
2,400	AarhusKarlshamn AB	162,564
13,549	Anheuser-Busch InBev NV ADR	1,619,783
6,200	Axfood AB	105,724
1,989	Bakkafrost PF	60,380
5,300	Britvic plc	56,714
500	Carlsberg AS	43,563
11,400	Coca-Cola HBC AGd	237,778
1,100	Cranswick plc	28,344
1,900	Henkel AG & Company KGaA	191,626
25,900	Koninklijke Ahold NV	515,455
1,100	KOSE Corporation	106,880
2,400	Marks and Spencer Group plc	20,371
300	Milbon Company, Ltd.	11,861
7,100	Nestle SA	537,116
6,200	Nisshin Oillio Group, Ltd.	26,791
18,250	Philip Morris International, Inc.	1,560,923
76,300	Rite Aid Corporation[d]	679,833
1,500	Royal Unibrew AS	49,087
10,289	SalMar ASA	162,701
5,600	Suedzucker AG	92,362
7,900	Swedish Match AB	241,976

	Total	6,511,832

Energy (2.7%)
22,950	BW Offshore, Ltd.	13,711
20,300	Cameron International Corporation[d]	1,024,338
45,870	Cobalt International Energy, Inc.[d]	353,658
3,810	Concho Resources, Inc.[d]	405,994
14,000	EOG Resources, Inc.	1,080,660
12,750	EQT Corporation	979,837
18,400	ERG SPA	238,048
4,500	Royal Dutch Shell plc	129,068
32,700	Royal Dutch Shell plc, Class B	946,828

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
79

BALANCED INCOME PLUS FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Shares	Common Stock (48.3%)	Value

Energy (2.7%) - continued
8,800	Showa Shell Sekiyu KK	$82,637
5,878	Statoil ASA	99,095
3,000	TonenGeneral Sekiyu KK	29,995
4,100	Total SA	202,306
18,475	Total SA ADR[e]	910,633
98,080	Weatherford International, Ltd.[d]	1,047,494
5,500	Woodside Petroleum, Ltd.	143,009
5,600	WorleyParsons, Ltd.	37,561

	Total	7,724,872

Financials (15.4%)
1,400	Acadia Realty Trust	44,772
2,480	Affiliated Managers Group, Inc.[d]	515,592
1,300	Agree Realty Corporation	40,287
9,760	Alexandria Real Estate Equities, Inc.	904,850
8,800	Allianz SE	1,441,550
7,375	American Capital Agency Corporation	142,042
3,900	American Realty Capital Properties, Inc.	34,164
37,300	Amlin plc	296,922
14,300	Annaly Capital Management, Inc.	142,285
5,400	Apartment Investment & Management Company	211,032
48,200	Apollo Investment Corporation	330,652
22,200	Ares Capital Corporation	357,198
25,110	Assured Guaranty, Ltd.	614,191
3,400	AvalonBay Communities, Inc.	585,956
28,900	Bank Hapoalim, Ltd.	160,686
15,368	Bank of Queensland, Ltd.	154,123
69,000	Bank of Yokohama, Ltd.	438,429
6,800	Bendigo and Adelaide Bank, Ltd.	65,235
23,800	BinckBank NV	225,436
5,400	BioMed Realty Trust, Inc.	116,316
22,440	Blackstone Group, LP	880,770
1,100	Bluerock Residential Growth REIT, Inc.	14,080
500	Bolsas y Mercados Espanoles SA	20,649
6,550	Boston Properties, Inc.	807,484
25,351	Brixmor Property Group, Inc.	620,339
9,500	Camden Property Trust	756,485
16,350	Capital One Financial Corporation	1,329,255
11,300	Capital Shopping Centres Group plc	58,117
32,800	Capitaland Commercial Trust	34,059
31,900	CapitaMall Trust	46,504
35,170	Charles Schwab Corporation	1,226,730
1,025	Chesapeake Lodging Trust	32,872
10,000	Chiba Bank, Ltd.	79,679
35,980	Citigroup, Inc.	2,103,391
10,100	CNP Assurances	169,748
400	CoreSite Realty Corporation	20,080
6,400	CubeSmart	167,424
1,450	CyrusOne, Inc.	44,573
400	Daito Trust Construction Company, Ltd.	42,241
4,400	Daiwa House Industry Company, Ltd.	109,438
13,000	Daiwa Securities Group, Inc.	101,016
29,210	DDR Corporation	476,123
31,000	DEXUS Property Group	175,920
2,550	Digital Realty Trust, Inc.	163,888
38,866	Direct Line Insurance Group plc	221,802
10,222	DnB ASA	166,644
21,400	Duke Realty Corporation	431,638
700	DuPont Fabros Technology, Inc.	21,105
10,550	E*TRADE Financial Corporation[d]	299,831
9,250	Encore Capital Group, Inc.[d,e]	397,842
2,100	EPR Properties	119,952

Shares	Common Stock (48.3%)	Value

Financials (15.4%) - continued
2,700	Equity Lifestyle Properties, Inc.	$156,276
9,750	Equity Residential	729,397
1,500	Essex Property Trust, Inc.	337,365
900	Eurocommercial Properties NV	38,832
1,300	Extra Space Storage, Inc.	95,576
500	Federal Realty Investment Trust	68,395
24,400	FlexiGroup, Ltd.	53,911
29,100	Frasers Centrepoint Trust	43,664
68,000	Fukuoka Financial Group, Inc.	349,476
14,914	General Growth Properties, Inc.	404,766
1,400	Geo Group, Inc.	52,850
2,000	Gunma Bank, Ltd.	14,863
2,000	Hachijuni Bank, Ltd.	15,521
4,000	Hamborner REIT AG	38,272
2,600	Hang Seng Bank, Ltd.	53,266
4,000	Hannover Rueckversicherung SE	424,663
7,100	HCP, Inc.	274,344
6,423	Health Care REIT, Inc.	445,564
8,700	Healthcare Trust of America, Inc.	218,631
15,400	Henderson Land Development Company, Ltd.	101,614
5,000	Highwoods Properties, Inc.	211,650
11,000	Hokuhoku Financial Group, Inc.	25,970
2,700	Hospitality Properties Trust	74,034
28,611	Host Hotels & Resorts, Inc.	554,481
195,500	HSBC Holdings plc	1,765,839
250	Hudson Pacific Properties, Inc.	7,695
8,900	Hufvudstaden AB	115,046
67,000	Hysan Development Company, Ltd.	286,784
2,300	IG Group Holdings plc	26,838
9,600	ING Groep NV	163,269
32,485	Intermediate Capital Group plc	295,278
9,350	Invesco Mortgage Capital, Inc.	134,733
33,200	Invesco, Ltd.	1,281,520
19,900	Investa Office Fund	57,506
42,700	Investec plc	389,436
2,900	Iron Mountain, Inc.	87,145
900	Julius Baer Group, Ltd.	49,788
102,450	KeyCorp	1,520,358
1,600	Kilroy Realty Corporation	113,360
18,300	Kimco Realty Corporation	452,193
2,100	LaSalle Hotel Properties	69,867
51,000	Link REIT	299,832
3,150	Macerich Company	249,354
3,500	Medical Properties Trust, Inc.	47,845
23,600	MetLife, Inc.	1,315,464
2,200	Mid-America Apartment Communities, Inc.	176,748
2,200	Muenchener Rueckversicherungs-Gesellschaft AG	404,312
1,900	National Health Investors, Inc.	123,975
5,400	National Retail Properties, Inc.	200,718
283,000	New World Development Company, Ltd.	341,734
59,144	Nordea Bank AB	736,392
8,100	NorthStar Realty Finance Corporation	129,600
6,000	Ogaki Kyoritsu Bank, Ltd.	21,475
54,800	Old Mutual plc	181,234
2,700	Omega Healthcare Investors, Inc.	97,902
1,600	Outfront Media, Inc.	40,208
12,800	PacWest Bancorp	592,512
3,100	Parkway Properties, Inc.	55,614
3,500	Physicians Realty Trust	56,140
20,650	Prologis, Inc.	838,596
3,750	Public Storage, Inc.	769,425

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
80

BALANCED INCOME PLUS FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Shares	Common Stock (48.3%)	Value

Financials (15.4%) - continued
2,200	Realty Income Corporation	$106,238
1,900	Regency Centers Corporation	121,543
15,100	Resona Holdings, Inc.	83,016
7,794	RLJ Lodging Trust	232,495
350	Sabra Healthcare REIT, Inc.	9,572
900	Sampo Oyj	44,533
5,800	Schroders plc	285,768
11,700	SEGRO plc	82,001
400	Senior Housing Property Trust	6,908
300	Seritage Growth Properties[d]	11,568
7,600	Simon Property Group, Inc.	1,422,872
39,100	Skandinaviska Enskilda Banken AB	470,704
1,500	SL Green Realty Corporation	172,710
18,900	Solar Capital, Ltd.	335,853
1,019	Sovran Self Storage, Inc.	97,019
16,500	Spirit Realty Captial, Inc.	167,475
100	St. Galler Kantonalbank AG	37,618
115,400	Stockland	357,693
1,020	Store Capital Corporation	21,420
5,300	Strategic Hotels & Resorts, Inc.[d]	72,451
46,000	Sumitomo Mitsui Trust Holdings, Inc.	213,653
4,100	Summit Hotel Properties, Inc.	55,883
9,600	Swiss Re AG	863,588
1,300	Talanx AG	41,554
4,932	Tanger Factory Outlet Centers, Inc.	160,191
300	Taubman Centers, Inc.	22,440
14,200	UBS Group AGd	326,474
5,800	UDR, Inc.	196,098
18,756	UNIQA Insurance Group AG	177,240
25,800	United Overseas Bank, Ltd.	417,665
3,825	Urban Edge Properties	82,123
6,600	Ventas, Inc.	442,794
6,650	Vornado Realty Trust	648,707
5,000	Wallenstam AB	36,226
36,400	Wing Tai Holdings, Ltd.	50,016
1,600	WP Carey, Inc.	97,904
18,455	Zions Bancorporation	575,611
1,200	Zurich Insurance Group AG	365,412

	Total	45,153,549

Health Care (5.5%)
43,880	Abbott Laboratories	2,224,277
1,478	Actavis, Inc.[d]	489,440
600	Actelion, Ltd.	88,730
7,040	Akorn, Inc.[d]	324,614
6,450	Alexion Pharmaceuticals, Inc.[d]	1,273,488
7,430	Amgen, Inc.	1,312,064
500	Bayer AG	73,838
12,660	Cerner Corporation[d]	907,975
3,500	CSL, Ltd.	252,848
6,200	Essilor International SA	794,092
500	Fresenius Medical Care AG & Company	40,911
500	Gerresheimer AG	36,793
17,300	GlaxoSmithKline plc	376,014
7,100	Hikma Pharmaceuticals plc	265,233
900	Hogy Medical Company, Ltd.	43,750
15,060	Hologic, Inc.[d]	627,400
1,890	ICON plc[d]	152,712
2,550	Illumina, Inc.[d]	559,215
5,000	Kaken Pharmaceutical Company, Ltd.	186,292
3,400	KYORIN Holdings, Inc.	66,233
900	Lonza Group AG	130,459
13,000	Medtronic, Inc.	1,019,070
25,380	Merck & Company, Inc.	1,496,405

Shares	Common Stock (48.3%)	Value

Health Care (5.5%) - continued
5,200	Novartis AG	$539,574
1,100	Orpea	83,067
900	Paramount Bed Holdings Company, Ltd.	26,875
58,730	Pfizer, Inc.	2,117,804
900	Sanofi	97,012
3,620	Waters Corporation[d]	483,234

	Total	16,089,419

Industrials (4.6%)
2,000	Aalberts Industries NV	62,734
900	Adecco SAd	75,116
13,600	ADT Corporation[e]	469,608
3,800	Aida Engineering, Ltd.	36,382
48,400	Air New Zealand, Ltd.	84,303
1,300	Airbus Group NV	92,281
25,200	ALS, Ltd.	98,514
22,000	Asahi Glass Company, Ltd.	128,893
4,700	Boeing Company	677,599
200	Bucher Industries AG	48,758
8,000	Cathay Pacific Airways, Ltd.	18,909
11,500	Central Glass Company, Ltd.	48,401
3,100	COMSYS Holdings Corporation	46,997
9,000	CTT-Correios de Portugal SA	92,789
6,000	Dai Nippon Printing Company, Ltd.	66,577
2,828	Dart Group plc	19,697
3,900	Deutsche Post AG	117,879
9,898	EMCOR Group, Inc.	473,421
7,850	FedEx Corporation	1,345,647
7,350	Flowserve Corporation	345,376
1,350	Flughafen Wien Aktiengesellschaft	116,387
100	Flughafen Zuerich AG	82,083
2,200	Fly Leasing, Ltd. ADR	33,088
1,000	Fraport AG Frankfurt Airport Services Worldwide	65,657
100	Georg Fischer AG	66,685
1,900	Go-Ahead Group plc	75,563
3,200	Hamburger Hafen und Logistik AG	61,431
3,000	Hankyu Hanshin Holdings, Inc.	18,951
9,480	HNI Corporation	470,113
600	Hoshizaki Electric Company, Ltd.	35,764
16,710	Illinois Tool Works, Inc.	1,495,044
2,700	Inaba Denki Sangyo Company, Ltd.	91,967
24,050	Ingersoll-Rand plc	1,476,670
10,402	Intrum Justitia AB	353,744
34,300	ITOCHU Corporation	419,895
1,000	Jardine Matheson Holdings, Ltd.	54,311
600	Jungheinrich AG	42,299
12,700	KITZ Corporation	58,030
13,500	Komatsu, Ltd.	249,466
2,800	KONE Oyj	117,506
2,800	Koninklijke Boskalis Westminster NV	136,801
5,000	MIRAIT Holdings Corporation	57,372
6,000	Mitsuboshi Belting, Ltd.	47,730
5,300	Nippon Konpo Unyu Soko Company, Ltd.	91,633
4,000	Nisshinbo Holdings, Inc.	44,311
8,900	Nitto Kogyo Corporation	196,544
3,000	Okuma Corporation	29,076
17,200	Rentokil Initial plc	39,490
1,100	Rieter Holding AG	165,761
20,600	Sandvik AB	208,734
6,000	Siemens AG	642,876
2,800	Teleperformance SA	207,877
1,500	TKH Group NV	64,365
9,000	Toppan Printing Company, Ltd.	78,210

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
81

BALANCED INCOME PLUS FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Shares	Common Stock (48.3%)	Value

Industrials (4.6%) - continued
3,300	Tsubakimoto Chain Company	$28,141
12,270	Union Pacific Corporation	1,197,429
4,110	WABCO Holdings, Inc.[d]	507,462
1,100	Yuasa Trading Company, Ltd.	25,921

	Total	13,504,268

Information Technology (6.7%)
5,770	Alibaba Group Holding, Ltd. ADR[d]	452,022
3,500	Alps Electric Company, Ltd.	110,317
18,763	Apple, Inc.	2,275,952
4,070	Autodesk, Inc.[d]	205,861
9,600	Brother Industries, Ltd.	132,615
18,700	Canon, Inc.	598,309
1,000	Cap Gemini SA	95,531
14,500	Carsales.com, Ltd.	114,780
22,860	Cisco Systems, Inc.	649,681
3,900	Dialog Semiconductor plc[d]	194,500
28,050	EMC Corporation	754,264
1,100	Equinix, Inc.	306,801
22,660	Facebook, Inc.[d]	2,130,267
18,400	FUJIFILM Holdings NPV	729,721
3,200	GMO Internet, Inc.	53,415
2,600	Google, Inc., Class Ad	1,709,500
2,129	Google, Inc., Class Cd	1,331,924
5,000	Hitachi Kokusai Electric, Inc.	67,413
2,800	IRESS, Ltd.	21,245
2,200	IT Holdings Corporation	50,382
2,000	ITOCHU Techno-Solutions Corporation	46,696
18,140	Juniper Networks, Inc.	515,539
3,740	LinkedIn Corporation[d]	760,192
12,500	MasterCard, Inc.	1,217,500
38,800	MaxLinear, Inc.[d]	422,144
7,000	NEC Networks & System Integration Corporation	146,634
1,300	NS Solutions Corporation	51,263
3,500	Optimal Payments plc[d]	14,409
1,000	Oracle Corporation Japan	42,085
9,150	Plantronics, Inc.	531,432
15,410	Progress Software Corporation[d]	457,369
17,175	QLIK Technologies, Inc.[d]	694,900
3,200	Samsung Electronics Company, Ltd. GDR	1,622,400
4,600	SAP SE	330,478
1,400	Trend Micro, Inc.	51,243
3,990	Ultimate Software Group, Inc.[d]	734,998

	Total	19,623,782

Materials (1.4%)
1,520	Airgas, Inc.	155,070
900	APERAM[d]	33,154
1,450	Ashland, Inc.	165,764
16,900	BillerudKorsnas AB	259,612
16,400	Boral, Ltd.	79,442
7,200	Buzzi Unicem SPA	122,915
3,620	Crown Holdings, Inc.[d]	186,466
18,200	Daicel Corporation	246,685
4,460	Domtar Corporation	181,344
7,000	DOWA Holdings Company, Ltd.	66,511
2,900	FMC Corporation	140,766
100	Givaudan SA	186,015
6,300	Hokuetsu Kishu Paper Company, Ltd.	37,622
1,900	Holmen AB	54,205
5,900	Mondi plc	141,630
16,000	Nippon Steel & Sumitomo Metal Corporation	37,793

Shares	Common Stock (48.3%)	Value

Materials (1.4%) - continued
82,744	Norsk Hydro ASA	$308,570
22,383	OceanaGold Corporation	38,678
7,000	Oji Holdings Corporation	30,606
6,970	Owens-Illinois, Inc.[d]	148,810
1,520	PPG Industries, Inc.	164,738
9,000	Rengo Company, Ltd.	34,845
9,640	Steel Dynamics, Inc.	193,089
17,000	Sumitomo Metal Mining Company, Ltd.	228,569
7,000	Sumitomo Seika Chemicals Company, Ltd.	47,910
12,600	UPM-Kymmene Oyj	232,744
6,200	Vedanta Resources plc	38,572
9,446	Yara International ASA	469,978

	Total	4,032,103

Telecommunications Services (1.2%)
63,400	Bezeq Israel Telecommunication Corporation, Ltd.	116,925
36,900	BT Group plc	267,045
9,900	Elisa Oyj	333,465
8,900	Freenet AG	305,431
143,000	KCOM Group plc	211,033
10,400	Nippon Telegraph & Telephone Corporation	400,532
21,800	Orange SA	358,615
5,100	Proximus SA	192,251
5,700	Tele2 AB	59,301
174,900	Telstra Corporation, Ltd.	828,169
18,670	Zayo Group Holdings, Inc.[d]	498,489

	Total	3,571,256

Utilities (0.9%)
163,800	A2A SPA	209,118
8,000	CLP Holdings, Ltd.	67,940
7,200	E.ON SE	95,085
111,900	Electricidade de Portugal SA	413,890
65,000	Enel SPA	305,432
4,000	Hokuriku Electric Power Company	61,490
23,220	MDU Resources Group, Inc.	453,022
3,000	National Grid plc	39,926
7,870	NorthWestern Corporation	423,721
14,000	Osaka Gas Company, Ltd.	55,980
41,300	Redes Energeticas Nacionais SGPS SA	123,781
3,800	Severn Trent plc	130,645
7,000	Toho Gas Company, Ltd.	41,818
22,300	United Utilities Group plc	310,204

	Total	2,732,052

	Total Common Stock (cost $127,815,648)	141,519,556

Principal Amount	Long-Term Fixed Income (27.3%)	Value

Asset-Backed Securities (1.1%)
	Asset Backed Securities Corporation Home Equity Loan Trust
291,155	0.327%, 7/25/2036[f]	261,123
	Bayview Opportunity Master Fund Trust
180,970	3.623%, 4/28/2030[g]	180,929
287,880	3.228%, 7/28/2034*,h	288,376
	Conseco Financial Corporation
80,652	6.330%, 11/1/2029	82,538

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
82

BALANCED INCOME PLUS FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (27.3%)	Value

Asset-Backed Securities (1.1%) - continued
	GMAC Mortgage Corporation Loan Trust
$272,569	0.367%, 8/25/2035[f,i]	$250,616
288,741	0.367%, 12/25/2036[f,i]	253,141
	IndyMac INDX Mortgage Loan Trust
413,250	0.401%, 4/25/2046[f]	324,783
	J.P. Morgan Mortgage Acquisition Trust
200,000	6.472%, 3/25/2047[h]	154,733
	Lehman XS Trust
212,490	5.440%, 8/25/2035[h]	193,908
	Popular ABS Mortgage Pass-Through Trust
250,000	5.297%, 11/25/2035[h]	228,350
	Renaissance Home Equity Loan Trust
335,327	5.608%, 5/25/2036[h]	224,944
482,468	5.285%, 1/25/2037[h]	272,891
	U.S. Residential Opportunity Fund III Trust
282,120	3.721%, 1/27/2035*	282,207
	Wachovia Asset Securitization, Inc.
404,022	0.331%, 7/25/2037*,f,i	359,413

	Total	3,357,952

Basic Materials (0.5%)
	Albemarle Corporation
88,000	3.000%, 12/1/2019	88,481
	Anglo American Capital plc
55,000	1.239%, 4/15/2016[f,g]	54,996
	ArcelorMittal
260,000	6.250%, 3/1/2021	262,600
	Dow Chemical Company
66,000	8.550%, 5/15/2019	80,254
	First Quantum Minerals, Ltd.
310,000	7.000%, 2/15/2021[g]	236,375
	Freeport-McMoRan, Inc.
44,000	2.300%, 11/14/2017	41,800
68,000	2.375%, 3/15/2018	63,410
	Glencore Funding, LLC
60,000	1.349%, 4/16/2018[f,g]	59,966
	Hexion US Finance Corporation
187,750	8.875%, 2/1/2018	163,343
	LyondellBasell Industries NV
62,000	5.000%, 4/15/2019	67,268
	NOVA Chemicals Corporation
281,626	5.250%, 8/1/2023[g]	281,626

	Total	1,400,119

Capital Goods (0.6%)
	Brand Energy & Infrastructure Services, Inc.
140,000	8.500%, 12/1/2021[g]	129,500
	Cemex SAB de CV
310,000	5.700%, 1/11/2025[g]	301,320
	CNH Capital, LLC
187,750	3.625%, 4/15/2018	190,058
	Crown Americas Capital Corporation IV
260,000	4.500%, 1/15/2023	252,200
	Harsco Corporation
66,000	2.700%, 10/15/2015	66,083
	L-3 Communications Corporation
75,000	1.500%, 5/28/2017	74,348
	Martin Marietta Materials, Inc.
88,000	1.382%, 6/30/2017[f]	87,713

Principal Amount	Long-Term Fixed Income (27.3%)	Value

Capital Goods (0.6%) - continued
	Nortek, Inc.
$187,750	8.500%, 4/15/2021	$200,892
	Owens-Brockway Glass Container, Inc.
200,000	5.000%, 1/15/2022[g]	200,000
	Reynolds Group Issuer, Inc.
187,750	9.875%, 8/15/2019	197,490
	Roper Industries, Inc.
60,000	2.050%, 10/1/2018	59,871

	Total	1,759,475

Collateralized Mortgage Obligations (4.0%)
	Alternative Loan Trust
243,072	5.500%, 5/25/2035	244,328
	Banc of America Alternative Loan Trust
608,106	6.000%, 11/25/2035	541,832
	Banc of America Mortgage Securities, Inc.
216,763	2.687%, 9/25/2035	198,162
	Countrywide Alternative Loan Trust
502,284	6.500%, 8/25/2036	386,599
	Countrywide Home Loan Mortgage Pass Through Trust
429,060	2.458%, 11/25/2035	363,792
	Credit Suisse First Boston Mortgage Securities Corporation
356,833	5.250%, 10/25/2035	356,784
	Deutsche Alt-A Securities Mortgage Loan Trust
385,298	0.940%, 4/25/2047[f]	330,969
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
667,212	5.500%, 11/25/2035	637,856
	GMAC Mortgage Corporation Loan Trust
379,678	3.174%, 5/25/2035	363,160
	HarborView Mortgage Loan Trust
193,989	2.670%, 7/19/2035	172,944
263,927	2.651%, 12/19/2035	232,900
	HomeBanc Mortgage Trust
376,202	2.205%, 4/25/2037	280,960
	J.P. Morgan Alternative Loan Trust
281,474	2.525%, 3/25/2036	229,720
703,377	6.500%, 3/25/2036	615,630
	J.P. Morgan Mortgage Trust
591,725	2.661%, 8/25/2035	587,878
581,609	2.559%, 1/25/2037	509,710
	Lehman Mortgage Trust
56,705	6.000%, 1/25/2036	52,358
	Master Asset Securitization Trust
113,779	0.691%, 6/25/2036[f]	66,524
	MortgageIT Trust
622,655	0.451%, 12/25/2035[f]	563,513
802,265	0.387%, 4/25/2036[f]	604,518
	New York Mortgage Trust
271,267	2.603%, 5/25/2036	245,123
	Residential Accredit Loans, Inc.
415,225	5.750%, 9/25/2035	374,306
	Residential Funding Mortgage Security I Trust
741,686	6.000%, 7/25/2037	670,662
	Structured Adjustable Rate Mortgage Loan Trust
329,722	2.559%, 1/25/2035	276,046

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
83

BALANCED INCOME PLUS FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (27.3%)	Value

Collateralized Mortgage Obligations (4.0%) - continued
$316,233	4.127%, 7/25/2035	$272,673
416,369	2.654%, 9/25/2035	351,942
	Structured Asset Mortgage Investments, Inc.
916,291	0.497%, 12/25/2035[f]	697,498
	WaMu Mortgage Pass Through Certificates
111,925	1.797%, 1/25/2037	94,993
319,370	0.910%, 1/25/2047[f]	257,531
	Washington Mutual Mortgage Pass Through Certificates
393,390	0.920%, 2/25/2047[f]	276,761
	Wells Fargo Mortgage Backed Securities Trust
549,886	2.683%, 7/25/2036	537,717
397,029	6.000%, 7/25/2037	401,445

	Total	11,796,834

Communications Services (1.5%)
	21st Century Fox America, Inc.
82,000	6.900%, 3/1/2019	95,076
	AMC Networks, Inc.
187,750	7.750%, 7/15/2021	202,770
	America Movil SAB de CV
56,000	5.000%, 10/16/2019	61,515
	American Tower Corporation
60,000	2.800%, 6/1/2020	59,436
	AT&T, Inc.
60,000	1.212%, 6/30/2020[f]	60,257
	British Sky Broadcasting Group plc
94,000	2.625%, 9/16/2019[g]	93,955
	CC Holdings GS V, LLC
153,000	2.381%, 12/15/2017	153,904
	CCO Safari II, LLC
29,000	3.579%, 7/23/2020[g]	29,086
29,000	4.464%, 7/23/2022[g]	29,157
	CenturyLink, Inc.
200,000	6.450%, 6/15/2021	204,000
	Columbus International, Inc.
175,000	7.375%, 3/30/2021[g]	185,938
	Digicel, Ltd.
287,750	6.000%, 4/15/2021[g]	271,204
	DIRECTV Holdings, LLC
66,000	5.875%, 10/1/2019	74,564
	DISH DBS Corporation
220,000	5.000%, 3/15/2023	205,975
	Hughes Satellite Systems Corporation
190,000	6.500%, 6/15/2019	208,501
	Intelsat Jackson Holdings SA
187,750	7.250%, 10/15/2020	186,107
	Level 3 Financing, Inc.
211,000	8.625%, 7/15/2020	225,242
	Numericable-SFR
290,000	6.000%, 5/15/2022[g]	295,075
	SBA Tower Trust
72,000	5.101%, 4/17/2017[g]	74,415
	Sprint Corporation
295,000	7.625%, 2/15/2025	273,613
	Telefonica Emisiones SAU
66,000	3.192%, 4/27/2018	67,819
	T-Mobile USA, Inc.
210,000	6.633%, 4/28/2021	222,327

Principal Amount	Long-Term Fixed Income (27.3%)	Value

Communications Services (1.5%) - continued
	Univision Communications, Inc.
$200,000	5.125%, 5/15/2023[g]	$200,500
	UPCB Finance V, Ltd.
220,500	7.250%, 11/15/2021[g]	237,589
	Verizon Communications, Inc.
187,000	2.625%, 2/21/2020	186,797
88,000	4.500%, 9/15/2020	94,820
	West Corporation
305,000	5.375%, 7/15/2022[g]	289,750
	Wind Acquisition Finance SA
200,000	4.750%, 7/15/2020[g]	204,500

	Total	4,493,892

Consumer Cyclical (1.4%)
	Alibaba Group Holding, Ltd.
88,000	2.500%, 11/28/2019[g]	87,209
	AMC Entertainment, Inc.
190,000	5.875%, 2/15/2022	194,275
	Chrysler Group, LLC
187,750	8.250%, 6/15/2021	203,474
	Cinemark USA, Inc.
204,000	4.875%, 6/1/2023	200,685
	Daimler Finance North America, LLC
48,000	1.875%, 1/11/2018[g]	48,181
	ERAC USA Finance, LLC
88,000	2.350%, 10/15/2019[g]	87,747
	Ford Motor Credit Company, LLC
100,000	5.000%, 5/15/2018	107,366
85,000	2.597%, 11/4/2019	84,592
	General Motors Financial Company, Inc.
187,750	3.250%, 5/15/2018	190,186
138,000	4.375%, 9/25/2021	141,443
	Hilton Worldwide Finance, LLC
260,000	5.625%, 10/15/2021	270,725
	Home Depot, Inc.
60,000	2.625%, 6/1/2022	59,338
	Hyundai Capital America
72,000	1.450%, 2/6/2017[g]	71,830
20,000	2.000%, 3/19/2018[g]	20,000
	Jaguar Land Rover Automotive plc
75,000	4.125%, 12/15/2018[g]	75,750
211,000	5.625%, 2/1/2023[g]	213,110
	KB Home
160,000	4.750%, 5/15/2019	159,600
	L Brands, Inc.
211,000	6.625%, 4/1/2021	237,244
	Lennar Corporation
225,000	4.500%, 11/15/2019	232,594
	Macy’s Retail Holdings, Inc.
60,000	7.450%, 7/15/2017	66,610
	MGM Resorts International
310,000	6.000%, 3/15/2023[e]	315,425
	Royal Caribbean Cruises, Ltd.
287,750	5.250%, 11/15/2022	298,167
	Six Flags Entertainment Corporation
200,000	5.250%, 1/15/2021[g]	206,000
	Toll Brothers Finance Corporation
136,000	4.000%, 12/31/2018	139,740
	United Rentals, Inc.
300,000	5.500%, 7/15/2025	286,875

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
84

BALANCED INCOME PLUS FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (27.3%)	Value

Consumer Cyclical (1.4%) - continued
	Volkswagen Group of America Finance, LLC
$88,000	0.716%, 11/20/2017[f,g]	$88,077

	Total	4,086,243

Consumer Non-Cyclical (1.5%)
	AbbVie, Inc.
30,000	1.800%, 5/14/2018	29,918
	Actavis Funding SCS
40,000	1.543%, 3/12/2020[f]	40,185
	Amgen, Inc.
60,000	2.125%, 5/1/2020	59,024
	B&G Foods, Inc.
120,000	4.625%, 6/1/2021	119,400
	BAT International Finance plc
60,000	0.796%, 6/15/2018[f,g]	59,965
	Becton, Dickinson and Company
68,000	1.450%, 5/15/2017	67,804
	Boston Scientific Corporation
40,000	6.000%, 1/15/2020	45,120
	Cardinal Health, Inc.
60,000	1.950%, 6/15/2018	60,102
	CHS/Community Health Systems, Inc.
211,000	7.125%, 7/15/2020	224,715
	Cott Beverages, Inc.
290,000	5.375%, 7/1/2022	283,475
	CVS Health Corporation
66,000	2.250%, 12/5/2018	66,686
	EMD Finance, LLC
35,000	0.633%, 3/17/2017[f,g]	34,982
	Envision Healthcare Corporation
300,000	5.125%, 7/1/2022[g]	303,000
	Forest Laboratories, Inc.
91,000	4.375%, 2/1/2019[g]	96,252
	Fresenius Medical Care US Finance, Inc.
187,750	5.750%, 2/15/2021[g]	201,362
	Grifols Worldwide Operations, Ltd.
200,000	5.250%, 4/1/2022	202,000
	HCA, Inc.
187,750	4.750%, 5/1/2023	192,678
	Hospira, Inc.
60,000	6.050%, 3/30/2017	64,419
	IMS Health, Inc.
193,000	6.000%, 11/1/2020[g]	199,755
	JBS USA, LLC
300,000	5.750%, 6/15/2025[g]	297,283
	Laboratory Corporation of America Holdings
35,000	2.625%, 2/1/2020	34,845
	Land O’Lakes, Inc.
240,000	8.000%, 12/31/2049[g,j]	246,900
	Merck & Company, Inc.
35,000	0.654%, 2/10/2020[f]	34,837
	Mondelez International, Inc.
48,000	2.250%, 2/1/2019	48,235
	PepsiCo, Inc.
60,000	1.850%, 4/30/2020	58,882
	Pernod Ricard SA
62,000	5.750%, 4/7/2021[g]	70,021
	Revlon Consumer Products Corporation
187,750	5.750%, 2/15/2021	187,750

Principal Amount	Long-Term Fixed Income (27.3%)	Value

Consumer Non-Cyclical (1.5%) - continued
	Reynolds American, Inc.
$60,000	3.250%, 6/12/2020	$60,945
	SABMiller plc
66,000	6.500%, 7/15/2018[g]	74,318
	Safeway, Inc.
15,000	3.400%, 12/1/2016	15,037
	Spectrum Brands Escrow Corporation
211,000	6.375%, 11/15/2020	224,715
	Tenet Healthcare Corporation
260,000	8.125%, 4/1/2022	291,689
	UnitedHealth Group, Inc.
60,000	3.350%, 7/15/2022	61,223
	Valeant Pharmaceuticals International
187,750	7.250%, 7/15/2022[g]	198,076
	WM Wrigley Jr. Company
44,000	2.000%, 10/20/2017[g]	44,332

	Total	4,299,930

Energy (1.3%)
	Boardwalk Pipelines, Ltd.
72,000	5.875%, 11/15/2016	74,775
	Buckeye Partners, LP
80,000	2.650%, 11/15/2018	79,798
	CNPC General Capital, Ltd.
75,000	2.750%, 4/19/2017[g]	76,088
	Concho Resources, Inc.
252,750	6.500%, 1/15/2022	261,280
	Crestwood Midstream Partners, LP
200,000	6.250%, 4/1/2023[g]	201,000
	Enbridge, Inc.
45,000	0.734%, 6/2/2017[f]	44,487
	Enterprise Products Operating, LLC
60,000	1.650%, 5/7/2018	59,814
	EQT Corporation
68,000	8.125%, 6/1/2019	80,500
	Hess Corporation
36,000	8.125%, 2/15/2019	42,492
	Kinder Morgan, Inc.
92,000	5.000%, 2/15/2021[g]	96,148
	Linn Energy, LLC
187,750	8.625%, 4/15/2020	115,466
	MarkWest Energy Partners, LP
305,000	4.875%, 12/1/2024	297,375
	MEG Energy Corporation
211,000	6.375%, 1/30/2023[g]	187,790
	Noble Energy, Inc.
230,000	5.875%, 6/1/2022	246,756
	Offshore Group Investment, Ltd.
245,000	7.500%, 11/1/2019[e]	131,075
	Pacific Drilling V, Ltd.
200,000	7.250%, 12/1/2017[g]	170,000
	Petrobras International Finance Company
385,000	5.750%, 1/20/2020	371,232
	Petroleos Mexicanos
505,000	5.625%, 1/23/2046[g]	475,862
	Regency Energy Partners, LP
260,000	5.000%, 10/1/2022	260,424
	Sabine Pass Liquefaction, LLC
310,000	5.625%, 3/1/2025[g]	305,350
	Shell International Finance BV
60,000	0.729%, 5/11/2020[f]	59,860

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
85

BALANCED INCOME PLUS FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (27.3%)	Value

Energy (1.3%) - continued
	Southwestern Energy Company
$92,000	7.500%, 2/1/2018	$101,769

	Total	3,739,341

Financials (3.1%)
	Abbey National Treasury Services plc
92,000	0.692%, 9/29/2017[f]	91,619
	Air Lease Corporation
92,000	2.125%, 1/15/2018	91,064
	Ally Financial, Inc.
245,000	4.750%, 9/10/2018	254,188
	Aviation Capital Group Corporation
44,000	3.875%, 9/27/2016[g]	44,664
	Bank of America Corporation
100,000	5.700%, 5/2/2017	106,114
88,000	1.700%, 8/25/2017	88,245
176,000	1.351%, 3/22/2018[f]	177,455
155,000	5.650%, 5/1/2018	169,563
89,000	8.000%, 12/29/2049[j]	94,162
	Bank of New York Mellon Corporation
40,000	4.500%, 12/31/2049[j]	37,000
	BB&T Corporation
101,000	2.050%, 6/19/2018	102,170
	BBVA International Preferred SA Unipersonal
530,000	5.919%, 12/29/2049[j]	543,913
	Bear Stearns Companies, LLC
103,000	6.400%, 10/2/2017	113,006
	BNP Paribas SA
72,000	2.375%, 9/14/2017	73,209
	BPCE SA
265,000	5.150%, 7/21/2024[g]	272,010
	Caisse Centrale Desjardins du Quebec
41,000	0.959%, 1/29/2018[f,g]	41,162
	Capital One Financial Corporation
72,000	6.150%, 9/1/2016	75,525
	CIT Group, Inc.
190,000	3.875%, 2/19/2019	190,950
	Citigroup, Inc.
138,000	5.500%, 2/15/2017	146,052
84,000	6.000%, 8/15/2017	91,018
132,000	1.850%, 11/24/2017	132,308
81,000	8.500%, 5/22/2019	98,772
	Credit Agricole SA
44,000	1.252%, 6/10/2020[f,g]	43,924
	Credit Suisse Group AG
265,000	7.500%, 12/11/2049[g,j]	282,225
	CyrusOne, LP
187,750	6.375%, 11/15/2022	194,321
	DDR Corporation
48,000	9.625%, 3/15/2016	50,392
	Denali Borrower, LLC
355,000	5.625%, 10/15/2020[g]	370,088
	Discover Bank
24,000	8.700%, 11/18/2019	28,780
	Discover Financial Services
41,000	6.450%, 6/12/2017	44,426
	Duke Realty, LP
88,000	8.250%, 8/15/2019	106,666
	Fifth Third Bancorp
128,000	5.450%, 1/15/2017	134,782
	Goldman Sachs Group, Inc.
44,000	2.625%, 1/31/2019	44,712
66,000	7.500%, 2/15/2019	77,720

Principal Amount	Long-Term Fixed Income (27.3%)	Value

Financials (3.1%) - continued
$40,000	1.454%, 4/23/2020[f]	$40,343
60,000	1.884%, 11/29/2023[f]	61,396
	Hartford Financial Services Group, Inc.
100,000	6.000%, 1/15/2019	111,353
	HCP, Inc.
68,000	3.750%, 2/1/2019	70,832
	Health Care REIT, Inc.
68,000	4.700%, 9/15/2017	71,997
	HSBC Holdings plc
44,000	6.375%, 12/29/2049[j]	44,198
	Hutchison Whampoa International 14, Ltd.
91,000	1.625%, 10/31/2017[g]	90,691
	Icahn Enterprises, LP
250,000	6.000%, 8/1/2020	263,125
	ING Bank NV
265,000	5.800%, 9/25/2023[g]	289,779
	ING Capital Funding Trust III
56,000	3.882%, 12/29/2049[f,j]	55,720
	International Lease Finance Corporation
62,000	2.236%, 6/15/2016[f]	61,690
250,000	5.875%, 8/15/2022	272,500
	Intesa Sanpaolo SPA
24,000	3.875%, 1/16/2018	24,790
102,000	3.875%, 1/15/2019	105,634
	J.P. Morgan Chase & Company
44,000	6.300%, 4/23/2019	50,295
25,000	2.250%, 1/23/2020	24,681
88,000	7.900%, 4/29/2049[j]	92,840
275,000	6.750%, 8/29/2049[j]	291,328
	KeyCorp
58,000	2.300%, 12/13/2018	58,533
	Liberty Mutual Group, Inc.
27,000	5.000%, 6/1/2021[g]	29,341
	Lloyds Bank plc
36,000	0.806%, 3/16/2018[f]	35,989
	MetLife, Inc.
92,000	1.903%, 12/15/2017	92,725
	Mizuho Corporate Bank, Ltd.
50,000	1.550%, 10/17/2017[g]	49,796
	Morgan Stanley
88,000	6.625%, 4/1/2018	98,573
40,000	1.435%, 1/27/2020[f]	40,378
57,000	4.875%, 11/1/2022	60,456
	MPT Operating Partnership, LP
200,000	5.500%, 5/1/2024	206,000
	Murray Street Investment Trust I
144,000	4.647%, 3/9/2017	150,794
	National City Corporation
48,000	6.875%, 5/15/2019	55,454
	Nomura Holdings, Inc.
48,000	2.750%, 3/19/2019	48,717
	Quicken Loans, Inc.
200,000	5.750%, 5/1/2025[g]	193,500
	Realty Income Corporation
75,000	2.000%, 1/31/2018	75,578
	Regions Bank
36,000	7.500%, 5/15/2018	41,096
	Reinsurance Group of America, Inc.
88,000	5.625%, 3/15/2017	93,309
	Royal Bank of Scotland Group plc
50,000	1.222%, 3/31/2017[f]	49,946
265,000	7.640%, 3/29/2049[j]	282,887

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
86

BALANCED INCOME PLUS FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (27.3%)	Value

Financials (3.1%) - continued
$265,000	7.648%, 8/29/2049[j]	$333,900
	SLM Corporation
30,000	4.625%, 9/25/2017	29,813
	Societe Generale SA
60,000	5.750%, 4/20/2016[g]	61,641
	State Bank of India
140,000	3.622%, 4/17/2019[g]	143,731
	Sumitomo Mitsui Banking Corporation
132,000	1.300%, 1/10/2017	131,957
50,000	0.869%, 1/16/2018[f]	49,891
	Swiss RE Capital I, LP
69,000	6.854%, 5/29/2049[g,j]	70,794
	Synchrony Financial
132,000	1.875%, 8/15/2017	131,987
25,000	1.509%, 2/3/2020[f]	24,677
	USB Realty Corporation
20,000	1.436%, 12/29/2049[f,g,j]	18,400
	Voya Financial, Inc.
72,000	2.900%, 2/15/2018	73,889
	Wells Fargo & Company
41,000	0.977%, 1/30/2020[f]	40,910

	Total	9,210,059

Foreign Government (5.3%)
	Brazil Government International Bond
255,000	4.875%, 1/22/2021	263,160
770,000	2.625%, 1/5/2023[e]	669,900
740,000	5.000%, 1/27/2045	619,010
	Colombia Government International Bond
340,000	2.625%, 3/15/2023	310,760
330,000	4.000%, 2/26/2024	328,680
570,000	5.000%, 6/15/2045	528,675
	Costa Rica Government International Bond
660,000	7.158%, 3/12/2045[g]	634,425
	Croatia Government International Bond
460,000	6.625%, 7/14/2020[g]	503,241
	Export-Import Bank of Korea
40,000	2.250%, 1/21/2020	39,805
	Hungary Government International Bond
200,000	4.000%, 3/25/2019	208,000
524,000	5.750%, 11/22/2023	584,574
660,000	5.375%, 3/25/2024	722,172
	Indonesia Government International Bond
360,000	4.875%, 5/5/2021[g]	380,700
380,000	3.375%, 4/15/2023[g]	360,525
350,000	4.125%, 1/15/2025[g]	345,625
705,000	5.125%, 1/15/2045[g]	678,563
	Mexico Government International Bond
316,000	3.625%, 3/15/2022	320,266
400,000	4.000%, 10/2/2023	412,000
340,000	3.600%, 1/30/2025	337,450
316,000	4.750%, 3/8/2044	306,520
430,000	4.600%, 1/23/2046	405,275
	Panama Government International Bond
265,000	4.000%, 9/22/2024	268,710
265,000	3.750%, 3/16/2025	263,675

Principal Amount	Long-Term Fixed Income (27.3%)	Value

Foreign Government (5.3%) - continued
	Peru Government International Bond
$264,000	5.625%, 11/18/2050	$297,000
	Philippines Government International Bond
245,000	7.750%, 1/14/2031	356,781
	Romania Government International Bond
252,000	4.375%, 8/22/2023[g]	262,685
120,000	4.875%, 1/22/2024[g]	128,852
	Russian Government International Bond
1,000,000	5.000%, 4/29/2020[g]	1,019,828
655,000	4.875%, 9/16/2023[g]	636,987
	Slovenia Government International Bond
155,000	4.125%, 2/18/2019[g]	163,331
	South Africa Government International Bond
315,000	5.500%, 3/9/2020	342,562
275,000	5.875%, 5/30/2022	304,967
140,000	5.375%, 7/24/2044	141,487
	Turkey Government International Bond
750,000	7.000%, 6/5/2020	850,725
525,000	5.125%, 3/25/2022[e]	546,303
525,000	4.250%, 4/14/2026	497,438
264,000	4.875%, 4/16/2043	237,600
	Venezuela Government International Bond
755,000	7.650%, 4/21/2025	266,138

	Total	15,544,395

Mortgage-Backed Securities (4.4%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
500,000	3.000%, 8/1/2030[c]	518,317
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
1,000,000	4.000%, 8/1/2045[c]	1,061,719
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
850,000	3.500%, 8/1/2030[c]	896,484
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
4,300,000	3.500%, 8/1/2045[c]	4,461,989
3,150,000	4.000%, 9/1/2045[c]	3,343,306
2,300,000	4.500%, 9/1/2045[c]	2,491,098

	Total	12,772,913

Technology (0.6%)
	Alliance Data Systems Corporation
165,000	5.375%, 8/1/2022[g]	163,350
	Apple, Inc.
60,000	0.577%, 5/6/2020[f]	59,775
	Cisco Systems, Inc.
60,000	0.593%, 6/15/2018[f]	59,880
	EMC Corporation
45,000	2.650%, 6/1/2020	45,419
	Equinix, Inc.
200,000	5.750%, 1/1/2025	201,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
87

BALANCED INCOME PLUS FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (27.3%)	Value

Technology (0.6%) - continued
	Fidelity National Information Services, Inc.
$91,000	1.450%, 6/5/2017	$90,689
	First Data Corporation
74,750	7.375%, 6/15/2019[g]	77,972
	Freescale Semiconductor, Inc.
200,000	6.000%, 1/15/2022[g]	209,000
	Intel Corporation
60,000	3.100%, 7/29/2022	60,109
	Iron Mountain, Inc.
187,750	6.000%, 8/15/2023	195,260
	Oracle Corporation
60,000	2.500%, 5/15/2022	58,307
	Sensata Technologies BV
290,000	4.875%, 10/15/2023[g]	287,100
	Texas Instruments, Inc.
60,000	1.750%, 5/1/2020	59,642
	Tyco Electronics Group SA
101,000	6.550%, 10/1/2017	111,454

	Total	1,678,957

Transportation (0.4%)
	Air Canada Pass Through Trust
20,000	3.875%, 3/15/2023[g]	19,550
	American Airlines Pass Through Trust
41,656	4.950%, 1/15/2023	44,363
	Avis Budget Car Rental, LLC
290,000	5.125%, 6/1/2022[g]	288,550
	Continental Airlines, Inc.
149,692	6.250%, 4/11/2020	157,458
	Delta Air Lines, Inc.
90,000	6.750%, 5/23/2017	91,181
63,065	4.950%, 5/23/2019	66,848
56,556	4.750%, 5/7/2020	59,596
	Korea Expressway Corporation
78,000	1.625%, 4/28/2017[g]	77,899
	US Airways Pass Through Trust
93,705	3.950%, 11/15/2025	94,057
	XPO Logistics, Inc.
200,000	6.500%, 6/15/2022[g]	196,750

	Total	1,096,252

U.S. Government and Agencies (0.7%)
	U.S. Treasury Notes
1,790,000	1.875%, 6/30/2020	1,817,409
135,000	2.125%, 6/30/2022	136,666

	Total	1,954,075

Utilities (0.9%)
	Access Midstream Partners, LP
245,000	4.875%, 5/15/2023	239,935
	AES Corporation
187,750	7.375%, 7/1/2021	206,056
	Arizona Public Service Company
35,000	2.200%, 1/15/2020	34,857
	Berkshire Hathaway Energy Company
88,000	2.400%, 2/1/2020	88,029
	Calpine Corporation
180,000	5.375%, 1/15/2023	175,950
	DTE Energy Company
88,000	2.400%, 12/1/2019	88,151
	Dynegy Finance I, Inc.
160,000	7.375%, 11/1/2022[g]	165,520
	EDP Finance BV
88,000	4.125%, 1/15/2020[g]	89,623

Principal Amount	Long-Term Fixed Income (27.3%)	Value

Utilities (0.9%) - continued
	El Paso Corporation
$46,000	7.000%, 6/15/2017	$49,745
	Electricite de France SA
100,000	5.250%, 12/29/2049[g,j]	102,500
265,000	5.625%, 12/29/2049[g,j]	275,269
	Energy Transfer Equity, LP
300,000	5.500%, 6/1/2027	294,000
	Enterprise Products Operating, LLC
330,000	7.000%, 6/1/2067	323,400
	Eversource Energy
30,000	1.600%, 1/15/2018	30,144
	Exelon Generation Company, LLC
44,000	5.200%, 10/1/2019	48,507
25,000	2.950%, 1/15/2020	25,120
	NiSource Finance Corporation
36,000	6.400%, 3/15/2018	40,256
	NRG Energy, Inc.
187,750	6.625%, 3/15/2023	190,566
	Pacific Gas & Electric Company
57,000	5.625%, 11/30/2017	62,052
	PG&E Corporation
49,000	2.400%, 3/1/2019	49,185
	Sempra Energy
92,000	6.150%, 6/15/2018	103,075
25,000	2.400%, 3/15/2020	24,834
	Southern California Edison Company
20,000	2.400%, 2/1/2022	19,636
	Xcel Energy, Inc.
60,000	1.200%, 6/1/2017	60,005

	Total	2,786,415

	Total Long-Term Fixed Income (cost $80,568,625)	79,976,852

Shares	Mutual Funds (3.3%)	Value

Equity Mutual Funds (1.8%)
41,450	Utilities Select Sector SPDR Fund	1,823,385
9,300	iShares MSCI EAFE Index Fund	602,454
14,100	BlackRock Resources & Commodities Strategy Trust	115,761
45,700	Materials Select Sector SPDR Fund	2,099,915
13,600	Cohen & Steers REIT and Preferred Income Fund, Inc.	243,984
12,700	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	184,150
6,250	Guggenheim Multi-Asset Income ETF	131,000

	Total	5,200,649

Fixed Income Mutual Funds (1.5%)
11,232	First Trust High Income Long/Short Fund	169,603
38,627	Western Asset High Income Opportunity Fund, Inc.	192,363
54,598	Templeton Global Income Fund	373,177
11,205	Vanguard Short-Term Corporate Bond ETF	893,599
24,364	PIMCO Dynamic Credit Income Fund	478,996
20,150	Doubleline Income Solutions Fund	387,283
2,340	iShares J.P. Morgan USD Emerging Markets Bond ETF[e]	256,605
29,200	iShares FTSE NAREIT Mortgage Plus Capped Index Fund	316,820
24,853	Western Asset Emerging Markets Debt Fund, Inc.	359,623

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
88

BALANCED INCOME PLUS FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Shares	Mutual Funds (3.3%)	Value

Fixed Income Mutual Funds (1.5%) - continued
40,817	Nuveen Quality Preferred Income Fund II	$370,618
70,773	Aberdeen Asia-Pacific Income Fund, Inc.	334,756
66,849	MFS Intermediate Income Trust	306,837

	Total	4,440,280

	Total Mutual Funds (cost $9,354,964)	9,640,929

Shares	Preferred Stock (1.6%)	Value

Financials (1.4%)
13,250	Affiliated Managers Group, Inc., 5.250%	335,225
3,975	Agribank FCB, 6.875%[j]	417,375
1,000	Allstate Corporation, 5.100%	26,000
238	Bank of America Corporation, Convertible, 7.250%[j]	264,728
21,465	Citigroup, Inc., 6.875%[j]	588,570
2,600	Discover Financial Services, 6.500%[j]	68,510
5,175	Farm Credit Bank of Texas, 6.750%[g,j]	539,332
12,400	Goldman Sachs Group, Inc., 5.500%[j]	308,016
14,700	HSBC USA, Inc., 6.500%[j]	375,732
430	M&T Bank Corporation, 6.375%[j]	439,675
10,600	Morgan Stanley, 7.125%[j]	296,588
7,155	U.S. Bancorp 6.500%[j]	205,134
265	Wells Fargo & Company, Convertible, 7.500%[j]	315,909

	Total	4,180,794

Materials (0.1%)
10,600	CHS, Inc., 7.100%[j]	288,532

	Total	288,532

Utilities (0.1%)
3,975	Southern California Edison Company, 4.130%[j]	400,978

	Total	400,978

	Total Preferred Stock (cost $4,694,995)	4,870,304

Shares	Collateral Held for Securities Loaned (1.3%)	Value

3,767,832	Thrivent Cash Management Trust	3,767,832

	Total Collateral Held for Securities Loaned (cost $3,767,832)	3,767,832

Shares or Principal Amount	Short-Term Investments (7.8%)[k]	Value

	Federal Home Loan Bank Discount Notes
200,000	0.070%, 8/18/2015[l]	199,993
200,000	0.085%, 10/2/2015[l]	199,971
	Thrivent Cash Management Trust
22,277,598	0.070%	22,277,598

Shares or Principal Amount	Short-Term Investments (7.8%)[k]	Value

	U.S. Treasury Bills
100,000	0.001%, 8/20/2015[m]	$100,000

	Total Short-Term Investments (at amortized cost)	22,777,562

	Total Investments (cost $298,109,759) 105.9%	$310,211,691

	Other Assets and Liabilities, Net (5.9%)	(17,360,958)

	Total Net Assets 100.0%	$292,850,733

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Non-income producing security.
e	All or a portion of the security is on loan.
f	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of July 31, 2015.
g	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2015, the value of these investments was $17,201,192 or 5.9% of total net assets.
h	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of July 31, 2015.
i	All or a portion of the security is insured or guaranteed.
j	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
k	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
l	At July 31, 2015, $399,964 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
m	At July 31, 2015, $100,000 of investments were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
*	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Balanced Income Plus Fund owned as of July 31, 2015.

Security	Acquisition Date	Cost
Bayview Opportunity Master Fund Trust, 7/28/2034	11/12/2014	$287,160
U.S. Residential Opportunity Fund III Trust, 1/27/2035	2/6/2015	282,120
Wachovia Asset Securitization, Inc., 7/25/2037	3/16/2007	397,512

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
89

BALANCED INCOME PLUS FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Definitions:
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$20,063,187
Gross unrealized depreciation	(7,961,255)

Net unrealized appreciation (depreciation)	$12,101,932

Cost for federal income tax purposes	$298,109,759

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
90

BALANCED INCOME PLUS FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2015, in valuing Balanced Income Plus Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	2,808,468	–	2,808,468	–
Capital Goods	2,058,990	–	1,946,490	112,500
Communications Services	15,316,192	–	14,382,749	933,443
Consumer Cyclical	8,050,422	–	8,050,422	–
Consumer Non-Cyclical	6,486,724	–	6,014,098	472,626
Energy	3,467,563	–	2,865,169	602,394
Financials	2,825,634	–	2,825,634	–
Technology	3,394,961	–	3,394,961	–
Transportation	1,801,132	–	1,801,132	–
Utilities	1,448,570	–	1,448,570	–
Common Stock
Consumer Discretionary	22,576,423	17,354,311	5,222,112	–
Consumer Staples	6,511,832	3,860,539	2,651,293	–
Energy	7,724,872	5,802,614	1,922,258	–
Financials	45,153,549	30,997,375	14,156,174	–
Health Care	16,089,419	12,987,698	3,101,721	–
Industrials	13,504,268	8,491,457	5,012,811	–
Information Technology	19,623,782	16,772,746	2,851,036	–
Materials	4,032,103	1,336,047	2,696,056	–
Telecommunications Services	3,571,256	498,489	3,072,767	–
Utilities	2,732,052	876,743	1,855,309	–
Long-Term Fixed Income
Asset-Backed Securities	3,357,952	–	3,357,952	–
Basic Materials	1,400,119	–	1,400,119	–
Capital Goods	1,759,475	–	1,759,475	–
Collateralized Mortgage Obligations	11,796,834	–	11,796,834	–
Communications Services	4,493,892	–	4,493,892	–
Consumer Cyclical	4,086,243	–	4,086,243	–
Consumer Non-Cyclical	4,299,930	–	4,299,930	–
Energy	3,739,341	–	3,739,341	–
Financials	9,210,059	–	9,210,059	–
Foreign Government	15,544,395	–	15,544,395	–
Mortgage-Backed Securities	12,772,913	–	12,772,913	–
Technology	1,678,957	–	1,678,957	–
Transportation	1,096,252	–	1,096,252	–
U.S. Government and Agencies	1,954,075	–	1,954,075	–
Utilities	2,786,415	–	2,786,415	–
Mutual Funds
Equity Mutual Funds	5,200,649	5,200,649	–	–
Fixed Income Mutual Funds	4,440,280	4,440,280	–	–
Preferred Stock
Financials	4,180,794	2,784,412	1,396,382	–
Materials	288,532	288,532	–	–
Utilities	400,978	–	400,978	–
Collateral Held for Securities Loaned	3,767,832	3,767,832	–	–
Short-Term Investments	22,777,562	22,277,598	499,964	–
Total	$310,211,691	$137,737,322	$170,353,406	$2,120,963

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	56,747	56,747	–	–
Credit Default Swaps	7,229	–	7,229	–
Total Asset Derivatives	$63,976	$56,747	$7,229	$–

Liability Derivatives
Futures Contracts	90,753	90,753	–	–
Total Liability Derivatives	$90,753	$90,753	$–	$–

There were no significant transfers between Levels during the period ended July 31, 2015. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
91

BALANCED INCOME PLUS FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(161)	September 2015	($35,198,126)	($35,269,063)	($70,937)
5-Yr. U.S. Treasury Bond Futures	114	September 2015	13,609,103	13,662,187	53,084
10-Yr. U.S. Treasury Bond Futures	(41)	September 2015	(5,214,569)	(5,224,937)	(10,368)
30-Yr. U.S. Treasury Bond Futures	(8)	September 2015	(1,238,788)	(1,247,501)	(8,713)
S&P 500 Index Mini-Futures	10	September 2015	1,049,935	1,049,200	(735)
Ultra Long Term U.S. Treasury Bond Futures	8	September 2015	1,272,587	1,276,250	3,663
Total Futures Contracts					($34,006)

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Value[3]	Unrealized Gain/(Loss)
CDX HY 24, 5 Year, at 5.00%; CS First Boston Corporation	Buy	6/20/2020	$2,524,500	$7,229	$7,229
Total Credit Default Swaps				$7,229	$7,229

1	As the buyer of protection, Balanced Income Plus Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Balanced Income Plus Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2	The maximum potential amount of future payments Balanced Income Plus Fund could be required to make as the seller or receive as the buyer of protection.
3	The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity’s credit worthiness.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Balanced Income Plus Fund, is as follows:

Fund	Value October 31, 2014	Gross Purchases	Gross Sales	Shares Held at July 31, 2015	Value July 31, 2015	Income Earned November 1, 2014 - July 31, 2015
Cash Management Trust-Collateral Investment	$3,335,702	$30,842,604	$30,410,474	3,767,832	$3,767,832	$22,890
Cash Management Trust-Short Term Investment	32,752,028	80,190,285	90,664,715	22,277,598	22,277,598	11,543
Total Value and Income Earned	36,087,730				26,045,430	34,433

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
92

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Principal Amount	Bank Loans (32.7%)[a]	Value

Basic Materials (2.5%)
	Alpha Natural Resources, Inc., Term Loan
$1,534,691	3.500%, 5/22/2020	$1,042,193
	Fortescue Metals Group, Ltd., Term Loan
2,699,524	3.750%, 6/30/2019	2,206,861
	Ineos US Finance, LLC, Term Loan
2,228,276	3.750%, 12/15/2020	2,219,452
	NewPage Corporation, Term Loan
2,526,573	9.500%, 2/11/2021	1,766,074
	Tronox Pigments BV, Term Loan
1,914,462	4.250%, 3/19/2020[b,c]	1,829,269
	Wausau Paper Corporation, Term Loan
1,481,438	6.500%, 7/30/2020	1,477,735

	Total	10,541,584

Capital Goods (1.6%)
	ADS Waste Holdings, Inc., Term Loan
2,175,465	3.750%, 10/9/2019	2,165,131
	Berry Plastics Group, Inc., Term Loan
254,150	3.500%, 2/8/2020	253,436
	Rexnord, LLC, Term Loan
2,210,625	4.000%, 8/21/2020	2,210,161
	Silver II Borrower, Term Loan
2,069,939	4.000%, 12/13/2019	1,978,510

	Total	6,607,238

Communications Services (11.5%)
	Altice Financing SA, Term Loan
303,750	5.250%, 2/4/2022	306,408
	Atlantic Broadband Penn, LLC, Term Loan
533,044	3.250%, 11/30/2019	532,047
	Birch Communication, Inc., Term Loan
1,773,038	7.750%, 7/17/2020	1,773,038
	Cable & Wireless Communications plc, Term Loan
729,130	5.500%, 4/28/2017	727,767
	CCO Safari III, LLC, Term Loan
780,000	0.000%, 1/23/2023[b,c]	781,708
	Cengage Learning Acquisitions, Term Loan
1,707,520	7.000%, 3/31/2020	1,711,789
	Cincinnati Bell, Inc., Term Loan
1,906,411	4.000%, 9/10/2020	1,904,619
	Clear Channel Communications, Inc., Term Loan
62,448	7.690%, 7/30/2019	57,887
	Fairpoint Communications, Term Loan
1,984,398	7.500%, 2/14/2019	2,003,627
	Grande Communications Networks, LLC, Term Loan
2,239,338	4.500%, 5/29/2020	2,230,940
	Hargray Communications Group, Inc., Term Loan
2,232,188	5.250%, 6/26/2019	2,244,286
	iHeartCommunications, Inc., Term Loan
2,219,170	6.940%, 1/30/2019	2,036,377
	IMG Worldwide, Inc., Term Loan
1,492,793	5.250%, 5/6/2021	1,492,330

Principal Amount	Bank Loans (32.7%)[a]	Value

Communications Services (11.5%) - continued
	Integra Telecom Holdings, Inc., Term Loan
$2,692,525	5.250%, 8/14/2020	$2,702,622
	Intelsat Jackson Holdings SA, Term Loan
1,090,000	3.750%, 6/30/2019	1,076,833
	Level 3 Communications, Inc., Term Loan
2,250,000	4.000%, 8/1/2019	2,254,928
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
1,075,000	4.500%, 1/7/2022	1,058,875
1,200,000	4.500%, 1/7/2022	1,175,004
	LTS Buyer, LLC, Term Loan
2,205,000	4.000%, 4/13/2020	2,192,608
	NEP/NCP Holdco, Inc., Term Loan
3,216,764	4.250%, 1/22/2020	3,198,686
	NTelos, Inc., Term Loan
2,422,421	5.750%, 11/9/2019	2,168,067
	SBA Senior Finance II, LLC, Term Loan
737,525	3.250%, 3/24/2021	732,687
380,000	3.250%, 6/10/2022	377,310
	TNS, Inc., Term Loan
1,879,999	5.000%, 2/14/2020	1,879,416
	Univision Communications, Inc., Term Loan
2,238,168	4.000%, 3/1/2020	2,235,840
	Virgin Media Investment Holdings, Ltd., Term Loan
1,538,539	3.500%, 6/30/2023	1,532,770
	WideOpenWest Finance, LLC, Term Loan
2,238,663	4.500%, 4/1/2019	2,237,253
	WMG Acquisition Corporation, Term Loan
255,450	3.750%, 7/1/2020	252,816
	XO Communications, LLC, Term Loan
543,125	4.250%, 3/20/2021	542,332
	Yankee Cable Acquisition, LLC, Term Loan
2,163,037	4.250%, 3/1/2020	2,163,707
	Zayo Group, LLC, Term Loan
2,237,754	3.750%, 7/2/2019	2,232,159

	Total	47,816,736

Consumer Cyclical (4.0%)
	Amaya Gaming Group, Inc., Term Loan
2,123,950	5.000%, 8/1/2021	2,118,980
	Burlington Coat Factory Warehouse Corporation, Term Loan
2,002,028	4.250%, 8/13/2021	2,005,792
	Ceridian HCM Holding, Inc., Term Loan
1,084,276	4.500%, 9/15/2020	1,078,041
	Chrysler Group, LLC, Term Loan
254,046	3.500%, 5/24/2017	253,871
	Golden Nugget, Inc., Delayed Draw
231,600	5.500%, 11/21/2019	233,552
	Golden Nugget, Inc., Term Loan
540,400	5.500%, 11/21/2019	544,956
	Hilton Worldwide Finance, LLC, Term Loan
436,505	3.500%, 10/26/2020	436,932

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
93

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Principal Amount	Bank Loans (32.7%)[a]	Value

Consumer Cyclical (4.0%) - continued
	J.C. Penney Corporation, Inc., Term Loan
$2,239,300	6.000%, 5/22/2018	$2,236,501
	Marina District Finance Company, Inc., Term Loan
1,495,764	6.500%, 8/15/2018	1,511,470
	Mohegan Tribal Gaming Authority, Term Loan
200,000	0.000%, 6/15/2018[b,c]	199,000
1,723,750	5.500%, 11/19/2019	1,713,287
	Pinnacle Entertainment, Inc., Term Loan
438,229	3.750%, 8/13/2020	438,072
	ROC Finance, LLC, Term Loan
255,450	5.000%, 6/20/2019	249,064
	Scientific Games International, Inc., Term Loan
2,250,725	6.000%, 10/18/2020	2,259,165
	Seminole Hard Rock Entertainment, Inc., Term Loan
934,168	3.500%, 5/14/2020	933,392
	Seminole Indian Tribe of Florida, Term Loan
219,050	3.000%, 4/29/2020	218,910

	Total	16,430,985

Consumer Non-Cyclical (4.7%)
	Albertsons, Inc., Term Loan
2,484,335	5.375%, 3/21/2019	2,492,260
	Catalina Marketing Corporation, Term Loan
1,122,166	4.500%, 4/9/2021	956,647
	CHS/Community Health Systems, Inc., Term Loan
869,286	3.750%, 1/27/2021	870,156
1,599,464	4.000%, 1/27/2021	1,605,462
	Endo Luxembourg Finance I Co Sarl, Term Loan
1,170,000	0.000%, 6/24/2022[b,c]	1,174,551
	LTF Merger Sub, Inc., Term Loan
1,385,000	4.250%, 6/10/2022	1,380,679
	McGraw-Hill Global Education Holdings, LLC, Term Loan
1,975,453	4.750%, 3/22/2019	1,982,248
	Ortho-Clinical Diagnostics, Inc., Term Loan
2,599,440	4.750%, 6/30/2021[b,c]	2,579,138
	Roundy’s Supermarkets, Inc., Term Loan
2,218,401	5.750%, 3/3/2021	2,063,113
	Supervalu, Inc., Term Loan
2,260,788	4.500%, 3/21/2019	2,268,135
	Visant Corporation, Term Loan
2,200,228	7.000%, 9/23/2021	2,128,038

	Total	19,500,427

Energy (2.1%)
	Arch Coal, Inc., Term Loan
2,204,638	6.250%, 5/16/2018	1,248,685
	Aria Energy Operating, LLC, Term Loan
1,210,755	5.000%, 5/27/2022	1,213,782
	Exgen Renewables I, LLC, Term Loan
1,204,818	5.250%, 2/6/2021	1,219,878

Principal Amount	Bank Loans (32.7%)[a]	Value

Energy (2.1%) - continued
	McJunkin Red Man Corporation, Term Loan
$901,044	5.000%, 11/8/2019	$885,276
	MEG Energy Corporation, Term Loan
1,731,035	3.750%, 3/31/2020	1,686,322
	Offshore Group Investment, Ltd., Term Loan
1,413,910	5.750%, 3/28/2019	710,051
	Pacific Drilling SA, Term Loan
2,239,300	4.500%, 6/3/2018	1,785,842

	Total	8,749,836

Financials (1.4%)
	Harland Clarke Holdings Corporation, Term Loan
2,170,750	7.000%, 5/22/2018	2,178,217
	MPH Acquisition Holdings, LLC, Term Loan
1,880,257	3.750%, 3/31/2021	1,864,482
	TransUnion, LLC, Term Loan
1,110,938	3.750%, 4/9/2021	1,103,794
	WaveDivision Holdings, LLC, Term Loan
792,967	4.000%, 10/15/2019	791,976

	Total	5,938,469

Technology (2.5%)
	BMC Software, Inc., Term Loan
2,138,125	5.000%, 9/10/2020	1,949,970
	First Data Corporation, Term Loan
2,285,000	3.687%, 3/23/2018	2,277,871
380,000	3.687%, 9/24/2018	378,845
	Freescale Semiconductor, Inc., Term Loan
2,238,806	4.250%, 2/28/2020	2,242,164
	Infor US, Inc., Term Loan
2,004,143	3.750%, 6/3/2020	1,988,691
	Merrill Communications, LLC, Term Loan
915,000	6.250%, 6/1/2022	912,713
	SS&C European Holdings SARL, Term Loan
56,502	4.000%, 7/8/2022	56,902
342,780	4.000%, 7/8/2022	345,207
	SunGard Data Systems, Inc., Term Loan
113,320	4.000%, 3/8/2020	113,320

	Total	10,265,683

Transportation (1.5%)
	American Airlines, Inc., Term Loan
4,455,638	3.250%, 6/27/2020	4,428,725
	OSG Bulk Ships, Inc., Term Loan
1,831,500	5.250%, 8/5/2019	1,828,075

	Total	6,256,800

Utilities (0.9%)
	Calpine Corporation, Term Loan
1,477,500	4.000%, 10/31/2020	1,480,086
254,046	3.500%, 5/27/2022	253,339

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
94

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Principal Amount	Bank Loans (32.7%)[a]	Value

Utilities (0.9%) - continued
	Intergen NV, Term Loan
$2,239,300	5.500%, 6/15/2020	$2,141,331

	Total	3,874,756

	Total Bank Loans (cost $140,763,150)	135,982,514

Principal Amount	Long-Term Fixed Income (56.5%)	Value

Asset-Backed Securities (3.3%)
	Asset Backed Securities Corporation Home Equity Loan Trust
794,059	0.327%, 7/25/2036[d]	712,153
	Bayview Opportunity Master Fund Trust
238,772	3.623%, 7/28/2019*,e	237,370
633,395	3.623%, 4/28/2030[f]	633,251
415,827	3.228%, 7/28/2034*,e	416,544
997,158	3.721%, 7/28/2035[e,f]	997,158
	CAM Mortgage, LLC
768,286	3.500%, 7/15/2064*	768,030
	Credit Based Asset Servicing and Securitization, LLC
686,367	3.606%, 12/25/2036[e]	467,613
	First Horizon ABS Trust
680,269	0.351%, 10/25/2034[d,g]	607,757
	GMAC Mortgage Corporation Loan Trust
1,238,951	0.367%, 8/25/2035[d,g]	1,139,163
1,154,963	0.367%, 12/25/2036[d,g]	1,012,566
	IndyMac INDX Mortgage Loan Trust
826,500	0.401%, 4/25/2046[d]	649,565
	J.P. Morgan Mortgage Acquisition Trust
500,000	6.472%, 3/25/2047[e]	386,833
	Lehman XS Trust
708,298	5.440%, 8/25/2035[e]	646,359
	Popular ABS Mortgage Pass-Through Trust
900,000	5.297%, 11/25/2035[e]	822,060
	Renaissance Home Equity Loan Trust
1,367,390	5.608%, 5/25/2036[e]	917,272
964,936	5.285%, 1/25/2037[e]	545,781
	U.S. Residential Opportunity Fund III Trust
846,360	3.721%, 1/27/2035*	846,622
	Vericrest Opportunity Loan Transferee
779,053	3.500%, 6/26/2045[f]	777,780
	Wachovia Asset Securitization, Inc.
1,466,358	0.331%, 7/25/2037*,d,g	1,304,454

	Total	13,888,331

Basic Materials (1.0%)
	Albemarle Corporation
242,000	3.000%, 12/1/2019	243,321
	Anglo American Capital plc
200,000	1.239%, 4/15/2016[d,f]	199,987
	ArcelorMittal
675,000	6.250%, 3/1/2021[h]	681,750
	Dow Chemical Company
136,000	8.550%, 5/15/2019	165,372
	First Quantum Minerals, Ltd.
269,000	6.750%, 2/15/2020[f]	207,130
559,000	7.000%, 2/15/2021[f]	426,237

Principal Amount	Long-Term Fixed Income (56.5%)	Value

Basic Materials (1.0%) - continued
	Freeport-McMoRan, Inc.
$121,000	2.300%, 11/14/2017	$114,950
162,000	2.375%, 3/15/2018	151,065
	Glencore Funding, LLC
170,000	1.349%, 4/16/2018[d,f]	169,903
	Hexion US Finance Corporation
469,079	8.875%, 2/1/2018	408,099
	Inmet Mining Corporation
79	8.750%, 6/1/2020*	71
	LyondellBasell Industries NV
140,000	5.000%, 4/15/2019	151,896
	NOVA Chemicals Corporation
703,617	5.250%, 8/1/2023[f]	703,617
	Sappi Papier Holding GmbH
470,000	6.625%, 4/15/2021[f]	487,625

	Total	4,111,023

Capital Goods (1.4%)
	Brand Energy & Infrastructure Services, Inc.
380,000	8.500%, 12/1/2021[f]	351,500
	Cemex SAB de CV
830,000	5.700%, 1/11/2025[f]	806,760
	CNH Capital, LLC
469,079	3.625%, 4/15/2018	474,846
	Crown Americas Capital Corporation IV
675,000	4.500%, 1/15/2023	654,750
	Harsco Corporation
207,000	2.700%, 10/15/2015	207,259
	L-3 Communications Corporation
201,000	1.500%, 5/28/2017	199,253
	Martin Marietta Materials, Inc.
238,000	1.382%, 6/30/2017[d]	237,225
	Moog, Inc.
595,000	5.250%, 12/1/2022[f]	600,950
	Nortek, Inc.
469,079	8.500%, 4/15/2021	501,914
	Owens-Brockway Glass Container, Inc.
540,000	5.000%, 1/15/2022[f]	540,000
	Reynolds Group Issuer, Inc.
469,079	9.875%, 8/15/2019	493,412
	Roper Industries, Inc.
215,000	2.050%, 10/1/2018	214,538
	Sealed Air Corporation
545,000	4.875%, 12/1/2022[f]	547,044

	Total	5,829,451

Collateralized Mortgage Obligations (8.3%)
	Alternative Loan Trust
562,103	5.500%, 5/25/2035	565,009
	American Home Mortgage Assets Trust
886,637	0.377%, 12/25/2046[d]	611,743
891,800	0.381%, 6/25/2047[d]	607,855
	Banc of America Alternative Loan Trust
854,636	6.000%, 11/25/2035	761,493
608,393	0.987%, 5/25/2046[d]	420,442
	Banc of America Mortgage Securities, Inc.
486,634	2.687%, 9/25/2035	444,874
	Banc of America Mortgage Trust
408,927	2.655%, 7/25/2035	377,873

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
95

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (56.5%)	Value

Collateralized Mortgage Obligations (8.3%) - continued
	BCAP, LLC Trust
$952,479	0.371%, 3/25/2037[d]	$815,631
	Bear Stearns ALT-A Trust
415,077	2.586%, 6/25/2034	412,092
	CHL Mortgage Pass-Through Trust
302,634	6.250%, 9/25/2036	276,078
510,419	6.000%, 4/25/2037	470,783
	CitiMortgage Alternative Loan Trust
441,027	5.750%, 4/25/2037	378,039
	Countrywide Alternative Loan Trust
502,284	6.500%, 8/25/2036	386,599
1,055,775	6.000%, 11/25/2036	931,756
786,101	6.000%, 1/25/2037	723,143
555,953	5.500%, 5/25/2037	467,452
375,079	7.000%, 10/25/2037	268,989
	Countrywide Home Loan Mortgage Pass Through Trust
457,664	2.458%, 11/25/2035	388,044
	Countrywide Home Loans, Inc.
351,220	2.436%, 3/20/2036	316,167
	Credit Suisse First Boston Mortgage Securities Corporation
356,833	5.250%, 10/25/2035	356,784
	Deutsche Alt-A Securities Mortgage Loan Trust
385,298	0.940%, 4/25/2047[d]	330,969
736,938	0.411%, 8/25/2047[d]	634,563
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
667,212	5.500%, 11/25/2035	637,856
	GMAC Mortgage Corporation Loan Trust
569,517	3.174%, 5/25/2035	544,740
351,059	4.612%, 9/19/2035	329,915
	Greenpoint Mortgage Funding Trust
373,607	0.391%, 10/25/2045[d]	293,399
	HarborView Mortgage Loan Trust
672,497	2.670%, 7/19/2035	599,539
584,159	2.651%, 12/19/2035	515,485
	HomeBanc Mortgage Trust
1,316,706	2.205%, 4/25/2037	983,360
	IndyMac INDX Mortgage Loan Trust
688,558	4.569%, 10/25/2035	572,993
	J.P. Morgan Alternative Loan Trust
1,407,370	2.525%, 3/25/2036	1,148,600
744,719	6.500%, 3/25/2036	651,815
	J.P. Morgan Mortgage Trust
830,738	2.485%, 7/25/2035	812,637
591,725	2.661%, 8/25/2035	587,878
553,913	2.559%, 1/25/2037	485,438
	Lehman Mortgage Trust
226,819	6.000%, 1/25/2036	209,430
	Master Asset Securitization Trust
455,115	0.691%, 6/25/2036[d]	266,095
	Merrill Lynch Mortgage Investors Trust
736,871	6.250%, 8/25/2036	605,508
	Morgan Stanley Mortgage Loan Trust
545,748	5.201%, 11/25/2035	404,844
	MortgageIT Trust
933,983	0.451%, 12/25/2035[d]	845,269
802,265	0.387%, 4/25/2036[d]	604,518
	RALI Trust
439,347	0.407%, 7/25/2036[d]	293,635

Principal Amount	Long-Term Fixed Income (56.5%)	Value

Collateralized Mortgage Obligations (8.3%) - continued
$933,118	0.367%, 11/25/2036[d]	$673,799
	Residential Accredit Loans, Inc.
402,479	3.517%, 5/25/2035	396,922
378,653	3.526%, 9/25/2035	322,069
847,731	5.750%, 9/25/2035	764,191
	Residential Accredit Loans, Inc. Trust
927,103	5.750%, 4/25/2037	748,911
	Residential Asset Securitization Trust
635,345	6.231%, 8/25/2022	571,915
	Residential Funding Mortgage Security I Trust
741,686	6.000%, 7/25/2037	670,662
	Sequoia Mortgage Trust
551,886	2.779%, 9/20/2046	441,150
	Structured Adjustable Rate Mortgage Loan Trust
348,563	2.559%, 1/25/2035	291,821
632,466	4.127%, 7/25/2035	545,346
	Structured Asset Mortgage Investments, Inc.
1,165,804	0.497%, 12/25/2035[d]	887,432
962,773	0.397%, 5/25/2046[d]	715,291
	WaMu Mortgage Pass Through Certificates
783,112	4.241%, 8/25/2036	693,037
679,186	1.797%, 1/25/2037	576,436
227,346	2.254%, 8/25/2046	192,457
1,133,826	0.886%, 1/25/2047[d]	1,023,712
774,231	0.910%, 1/25/2047[d]	624,317
	Washington Mutual Mortgage Pass Through Certificates
716,581	0.920%, 2/25/2047[d]	504,135
	Wells Fargo Mortgage Backed Securities Trust
476,377	2.581%, 3/25/2036	461,216
578,219	2.683%, 7/25/2036	565,423
248,143	6.000%, 7/25/2037	250,903

	Total	34,260,477

Communications Services (3.2%)
	21st Century Fox America, Inc.
225,000	6.900%, 3/1/2019	260,879
	AMC Networks, Inc.
599,079	7.750%, 7/15/2021	647,005
	America Movil SAB de CV
134,000	5.000%, 10/16/2019	147,198
	American Tower Corporation
170,000	2.800%, 6/1/2020	168,403
	AT&T, Inc.
165,000	1.212%, 6/30/2020[d]	165,707
	British Sky Broadcasting Group plc
240,000	2.625%, 9/16/2019[f]	239,885
	CC Holdings GS V, LLC
363,000	2.381%, 12/15/2017	365,145
	CCO Safari II, LLC
80,000	3.579%, 7/23/2020[f]	80,236
80,000	4.464%, 7/23/2022[f]	80,432
	CenturyLink, Inc.
500,000	6.450%, 6/15/2021	510,000
	Columbus International, Inc.
800,000	7.375%, 3/30/2021[f]	850,000
	Crown Castle International Corporation
553,000	5.250%, 1/15/2023	579,267

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
96

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (56.5%)	Value

Communications Services (3.2%) - continued
	Digicel, Ltd.
$779,079	6.000%, 4/15/2021[f]	$734,282
	DIRECTV Holdings, LLC
171,000	5.875%, 10/1/2019	193,189
	DISH DBS Corporation
550,000	5.000%, 3/15/2023	514,938
	FairPoint Communications, Inc.
630,000	8.750%, 8/15/2019[f]	661,500
	Hughes Satellite Systems Corporation
338,000	6.500%, 6/15/2019	370,913
	Intelsat Jackson Holdings SA
469,079	7.250%, 10/15/2020	464,975
	Level 3 Financing, Inc.
376,000	8.625%, 7/15/2020	401,380
	Numericable-SFR
800,000	6.000%, 5/15/2022[f]	814,000
	SBA Tower Trust
276,000	5.101%, 4/17/2017[f]	285,258
	Sprint Corporation
825,000	7.625%, 2/15/2025	765,188
	Telefonica Emisiones SAU
218,000	3.192%, 4/27/2018	224,007
	T-Mobile USA, Inc.
525,000	6.633%, 4/28/2021	555,817
	Univision Communications, Inc.
540,000	5.125%, 5/15/2023[f]	541,350
	UPCB Finance V, Ltd.
675,000	7.250%, 11/15/2021[f]	727,312
	Verizon Communications, Inc.
559,000	2.625%, 2/21/2020	558,392
238,000	4.500%, 9/15/2020	256,446
	West Corporation
800,000	5.375%, 7/15/2022[f]	760,000
	Wind Acquisition Finance SA
540,000	4.750%, 7/15/2020[f]	552,150

	Total	13,475,254

Consumer Cyclical (2.8%)
	Alibaba Group Holding, Ltd.
250,000	2.500%, 11/28/2019[f]	247,753
	AMC Entertainment, Inc.
448,000	5.875%, 2/15/2022	458,080
	Chrysler Group, LLC
469,079	8.250%, 6/15/2021	508,364
	Cinemark USA, Inc.
394,000	4.875%, 6/1/2023	387,597
	Daimler Finance North America, LLC
135,000	1.875%, 1/11/2018[f]	135,511
	ERAC USA Finance, LLC
238,000	2.350%, 10/15/2019[f]	237,315
	Ford Motor Credit Company, LLC
203,000	5.000%, 5/15/2018	217,954
250,000	2.597%, 11/4/2019	248,799
	General Motors Financial Company, Inc.
469,079	3.250%, 5/15/2018	475,165
364,000	4.375%, 9/25/2021	373,083
	GLP Capital, LP
800,000	4.875%, 11/1/2020	825,000
	Hilton Worldwide Finance, LLC
675,000	5.625%, 10/15/2021	702,844
	Home Depot, Inc.
160,000	2.625%, 6/1/2022	158,233

Principal Amount	Long-Term Fixed Income (56.5%)	Value

Consumer Cyclical (2.8%) - continued
	Hyundai Capital America
$195,000	1.450%, 2/6/2017[f]	$194,539
60,000	2.000%, 3/19/2018[f]	59,999
	Jaguar Land Rover Automotive plc
425,000	4.125%, 12/15/2018[f]	429,250
376,000	5.625%, 2/1/2023[f]	379,760
	KB Home
412,000	4.750%, 5/15/2019	410,970
	L Brands, Inc.
376,000	6.625%, 4/1/2021	422,767
	Lennar Corporation
740,000	4.750%, 11/15/2022	741,850
	Macy’s Retail Holdings, Inc.
250,000	7.450%, 7/15/2017	277,541
	MGM Resorts International
825,000	6.000%, 3/15/2023[h]	839,437
	Royal Caribbean Cruises, Ltd.
799,079	5.250%, 11/15/2022	828,006
	Six Flags Entertainment Corporation
550,000	5.250%, 1/15/2021[f]	566,500
	Toll Brothers Finance Corporation
268,000	4.000%, 12/31/2018	275,370
	United Rentals, Inc.
855,000	5.500%, 7/15/2025	817,594
	Volkswagen Group of America Finance, LLC
242,000	0.716%, 11/20/2017[d,f]	242,213

	Total	11,461,494

Consumer Non-Cyclical (2.9%)
	AbbVie, Inc.
85,000	1.800%, 5/14/2018	84,768
	Actavis Funding SCS
100,000	1.543%, 3/12/2020[d]	100,462
	Amgen, Inc.
170,000	2.125%, 5/1/2020	167,236
	B&G Foods, Inc.
340,000	4.625%, 6/1/2021	338,300
	BAT International Finance plc
160,000	0.796%, 6/15/2018[d,f]	159,906
	Becton, Dickinson and Company
182,000	1.450%, 5/15/2017	181,475
	Boston Scientific Corporation
110,000	6.000%, 1/15/2020	124,079
	Cardinal Health, Inc.
160,000	1.950%, 6/15/2018	160,272
	CHS/Community Health Systems, Inc.
376,000	7.125%, 7/15/2020	400,440
	Cott Beverages, Inc.
815,000	5.375%, 7/1/2022	796,663
	CVS Health Corporation
136,000	2.250%, 12/5/2018	137,415
	EMD Finance, LLC
105,000	0.633%, 3/17/2017[d,f]	104,946
	Envision Healthcare Corporation
800,000	5.125%, 7/1/2022[f]	808,000
	Forest Laboratories, Inc.
236,000	4.375%, 2/1/2019[f]	249,621
	Fresenius Medical Care US Finance, Inc.
469,079	5.750%, 2/15/2021[f]	503,087
	Grifols Worldwide Operations, Ltd.
550,000	5.250%, 4/1/2022	555,500

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
97

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (56.5%)	Value

Consumer Non-Cyclical (2.9%) - continued
	HCA, Inc.
$469,079	4.750%, 5/1/2023	$481,392
	Hospira, Inc.
155,000	6.050%, 3/30/2017	166,415
	IMS Health, Inc.
375,000	6.000%, 11/1/2020[f]	388,125
	JBS USA, LLC
855,000	5.750%, 6/15/2025[f]	847,258
	Laboratory Corporation of America Holdings
90,000	2.625%, 2/1/2020	89,600
	Land O’Lakes, Inc.
400,000	8.000%, 12/31/2049[f,i]	411,500
	Merck & Company, Inc.
95,000	0.654%, 2/10/2020[d]	94,557
	Mondelez International, Inc.
140,000	2.250%, 2/1/2019	140,685
	Ortho-Clinical Diagnostics, Inc.
770,000	6.625%, 5/15/2022[f]	710,325
	PepsiCo, Inc.
170,000	1.850%, 4/30/2020	166,833
	Pernod Ricard SA
140,000	5.750%, 4/7/2021[f]	158,111
	Revlon Consumer Products Corporation
469,079	5.750%, 2/15/2021	469,079
	Reynolds American, Inc.
160,000	3.250%, 6/12/2020	162,519
	SABMiller plc
182,000	6.500%, 7/15/2018[f]	204,938
	Safeway, Inc.
55,000	3.400%, 12/1/2016	55,137
	Spectrum Brands Escrow Corporation
376,000	6.375%, 11/15/2020	400,440
	Tenet Healthcare Corporation
675,000	8.125%, 4/1/2022	757,269
	UnitedHealth Group, Inc.
160,000	3.350%, 7/15/2022	163,261
	Valeant Pharmaceuticals International
469,079	7.250%, 7/15/2022[f]	494,878
	VPII Escrow Corporation
500,000	7.500%, 7/15/2021[f]	542,500
	WM Wrigley Jr. Company
138,000	2.000%, 10/20/2017[f]	139,043

	Total	11,916,035

Energy (2.3%)
	Boardwalk Pipelines, Ltd.
192,000	5.875%, 11/15/2016	199,400
	Buckeye Partners, LP
268,000	2.650%, 11/15/2018	267,325
	CNPC General Capital, Ltd.
201,000	2.750%, 4/19/2017[f]	203,915
	Concho Resources, Inc.
719,079	6.500%, 1/15/2022	743,348
	Crestwood Midstream Partners, LP
550,000	6.250%, 4/1/2023[f]	552,750
	Enbridge, Inc.
118,000	0.734%, 6/2/2017[d]	116,656
	Enterprise Products Operating, LLC
170,000	1.650%, 5/7/2018	169,473
	EQT Corporation
52,000	5.150%, 3/1/2018	54,615

Principal Amount	Long-Term Fixed Income (56.5%)	Value

Energy (2.3%) - continued
$134,000	8.125%, 6/1/2019	$158,633
	Hess Corporation
138,000	8.125%, 2/15/2019	162,884
	Kinder Morgan, Inc.
244,000	5.000%, 2/15/2021[f]	255,000
	Linn Energy, LLC
500,000	6.250%, 11/1/2019	302,810
469,079	8.625%, 4/15/2020	288,484
	MarkWest Energy Partners, LP
845,000	4.875%, 12/1/2024	823,875
	MEG Energy Corporation
376,000	6.375%, 1/30/2023[f]	334,640
	Offshore Group Investment, Ltd.
500,000	7.125%, 4/1/2023	263,750
	Pacific Drilling V, Ltd.
550,000	7.250%, 12/1/2017[f]	467,500
	Petrobras International Finance Company
1,100,000	5.750%, 1/20/2020	1,060,664
	Petroleos Mexicanos
1,505,000	5.625%, 1/23/2046[f]	1,418,161
	Regency Energy Partners, LP
675,000	5.000%, 10/1/2022	676,102
	Sabine Pass Liquefaction, LLC
805,000	5.625%, 3/1/2025[f]	792,925
	Shell International Finance BV
170,000	0.729%, 5/11/2020[d]	169,602
	Southwestern Energy Company
233,000	7.500%, 2/1/2018	257,741

	Total	9,740,253

Financials (5.6%)
	Abbey National Treasury Services plc
240,000	0.692%, 9/29/2017[d]	239,005
	Air Lease Corporation
244,000	2.125%, 1/15/2018	241,519
	Ally Financial, Inc.
540,000	3.750%, 11/18/2019	537,300
	Aviation Capital Group Corporation
138,000	3.875%, 9/27/2016[f]	140,082
	Bank of America Corporation
268,000	5.700%, 5/2/2017	284,386
240,000	1.700%, 8/25/2017	240,669
484,000	1.351%, 3/22/2018[d]	488,000
420,000	5.650%, 5/1/2018	459,462
242,000	8.000%, 12/29/2049[i]	256,036
	Bank of New York Mellon Corporation
160,000	4.500%, 12/31/2049[i]	148,000
	BB&T Corporation
202,000	2.050%, 6/19/2018	204,341
	BBVA International Preferred SA Unipersonal
715,000	5.919%, 12/29/2049[i]	733,769
	Bear Stearns Companies, LLC
295,000	6.400%, 10/2/2017	323,658
	BNP Paribas SA
208,000	2.375%, 9/14/2017	211,491
	BPCE SA
358,000	5.150%, 7/21/2024[f]	367,469
	Caisse Centrale Desjardins du Quebec
115,000	0.959%, 1/29/2018[d,f]	115,454
	Capital One Financial Corporation
267,000	6.150%, 9/1/2016	280,073

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
98

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (56.5%)	Value

Financials (5.6%) - continued
	CIT Group, Inc.
$450,000	3.875%, 2/19/2019	$452,250
	Citigroup, Inc.
366,000	5.500%, 2/15/2017	387,356
229,000	6.000%, 8/15/2017	248,133
363,000	1.850%, 11/24/2017	363,847
215,000	8.500%, 5/22/2019	262,174
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
500,000	11.000%, 12/29/2049[f,i]	627,650
	Credit Agricole SA
250,000	1.252%, 6/10/2020[d,f]	249,568
	Credit Suisse Group AG
358,000	7.500%, 12/11/2049[f,i]	381,270
	CyrusOne, LP
469,079	6.375%, 11/15/2022	485,497
	DDR Corporation
140,000	9.625%, 3/15/2016	146,976
	Denali Borrower, LLC
800,000	5.625%, 10/15/2020[f]	834,000
	Discover Bank
70,000	8.700%, 11/18/2019	83,942
	Discover Financial Services
138,000	6.450%, 6/12/2017	149,533
	Duke Realty, LP
242,000	8.250%, 8/15/2019	293,332
	Fifth Third Bancorp
315,000	5.450%, 1/15/2017	331,689
	Goldman Sachs Group, Inc.
138,000	2.625%, 1/31/2019	140,232
228,000	7.500%, 2/15/2019	268,486
115,000	1.454%, 4/23/2020[d]	115,986
170,000	1.884%, 11/29/2023[d]	173,956
	Hartford Financial Services Group, Inc.
263,000	6.000%, 1/15/2019	292,858
	HCP, Inc.
139,000	3.750%, 2/1/2019	144,789
	Health Care REIT, Inc.
134,000	4.700%, 9/15/2017	141,877
	HSBC Holdings plc
121,000	6.375%, 12/29/2049[i]	121,545
	Hutchison Whampoa International 14, Ltd.
234,000	1.625%, 10/31/2017[f]	233,204
	Icahn Enterprises, LP
800,000	6.000%, 8/1/2020	842,000
	ING Bank NV
358,000	5.800%, 9/25/2023[f]	391,475
200,000	4.125%, 11/21/2023	205,500
	ING Capital Funding Trust III
144,000	3.882%, 12/29/2049[d,i]	143,280
	International Lease Finance Corporation
140,000	2.236%, 6/15/2016[d]	139,300
420,000	5.875%, 4/1/2019	449,400
	Intesa Sanpaolo SPA
68,000	3.875%, 1/16/2018	70,238
201,000	3.875%, 1/15/2019	208,161
	J.P. Morgan Chase & Company
138,000	6.300%, 4/23/2019	157,742
75,000	2.250%, 1/23/2020	74,043
276,000	7.900%, 4/29/2049[i]	291,180
775,000	6.750%, 8/29/2049[i]	821,016

Principal Amount	Long-Term Fixed Income (56.5%)	Value

Financials (5.6%) - continued
	KeyCorp
$223,000	2.300%, 12/13/2018	$225,050
	Liberty Mutual Group, Inc.
54,000	5.000%, 6/1/2021[f]	58,682
	Lloyds Bank plc
105,000	0.806%, 3/16/2018[d]	104,969
	MetLife, Inc.
244,000	1.903%, 12/15/2017	245,924
	Mizuho Corporate Bank, Ltd.
191,000	1.550%, 10/17/2017[f]	190,220
	Morgan Stanley
238,000	6.625%, 4/1/2018	266,595
115,000	1.435%, 1/27/2020[d]	116,088
150,000	4.875%, 11/1/2022	159,095
	MPT Operating Partnership, LP
550,000	5.500%, 5/1/2024	566,500
	Murray Street Investment Trust I
386,000	4.647%, 3/9/2017	404,212
	National City Corporation
140,000	6.875%, 5/15/2019	161,739
	Nomura Holdings, Inc.
135,000	2.750%, 3/19/2019	137,017
	Quicken Loans, Inc.
550,000	5.750%, 5/1/2025[f]	532,125
	Realty Income Corporation
191,000	2.000%, 1/31/2018	192,472
	Regions Bank
250,000	7.500%, 5/15/2018	285,389
	Reinsurance Group of America, Inc.
305,000	5.625%, 3/15/2017	323,399
	Royal Bank of Scotland Group plc
134,000	1.222%, 3/31/2017[d]	133,854
358,000	7.640%, 3/29/2049[i]	382,165
358,000	7.648%, 8/29/2049[i]	451,080
	SLM Corporation
150,000	4.625%, 9/25/2017	149,062
	Societe Generale SA
207,000	5.750%, 4/20/2016[f]	212,662
	State Bank of India
375,000	3.622%, 4/17/2019[f]	384,994
	Sumitomo Mitsui Banking Corporation
360,000	1.300%, 1/10/2017	359,882
135,000	0.869%, 1/16/2018[d]	134,706
	Swiss RE Capital I, LP
202,000	6.854%, 5/29/2049[f,i]	207,252
	Synchrony Financial
363,000	1.875%, 8/15/2017	362,965
75,000	1.509%, 2/3/2020[d]	74,031
	UBS AG
250,000	2.375%, 8/14/2019	250,521
	USB Realty Corporation
60,000	1.436%, 12/29/2049[d,f,i]	55,200
	Voya Financial, Inc.
210,000	2.900%, 2/15/2018	215,511
	Wells Fargo & Company
115,000	0.977%, 1/30/2020[d]	114,748

	Total	23,452,308

Foreign Government (10.5%)
	Bahama Government International Bond
200,000	5.750%, 1/16/2024[f]	216,500

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
99

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (56.5%)	Value

Foreign Government (10.5%) - continued
	Brazil Government International Bond
$745,000	4.875%, 1/22/2021	$768,840
2,200,000	2.625%, 1/5/2023[h]	1,914,000
1,875,000	5.000%, 1/27/2045	1,568,437
	Colombia Government International Bond
1,010,000	2.625%, 3/15/2023	923,140
910,000	4.000%, 2/26/2024	906,360
1,650,000	5.000%, 6/15/2045	1,530,375
	Costa Rica Government International Bond
1,830,000	7.158%, 3/12/2045[f]	1,759,088
	Croatia Government International Bond
1,275,000	6.625%, 7/14/2020[f]	1,394,853
	Export-Import Bank of Korea
110,000	2.250%, 1/21/2020	109,464
	Hungary Government International Bond
480,000	4.000%, 3/25/2019	499,200
1,450,000	5.750%, 11/22/2023	1,617,620
1,820,000	5.375%, 3/25/2024	1,991,444
	Indonesia Government International Bond
1,140,000	4.875%, 5/5/2021[f]	1,205,550
1,100,000	3.375%, 4/15/2023[f]	1,043,625
900,000	4.125%, 1/15/2025[f]	888,750
1,900,000	5.125%, 1/15/2045[f]	1,828,750
	Mexico Government International Bond
50,000	3.500%, 1/21/2021	51,125
910,000	3.625%, 3/15/2022	922,285
1,120,000	4.000%, 10/2/2023	1,153,600
910,000	3.600%, 1/30/2025	903,175
910,000	4.750%, 3/8/2044	882,700
1,160,000	4.600%, 1/23/2046	1,093,300
	Panama Government International Bond
725,000	4.000%, 9/22/2024	735,150
750,000	3.750%, 3/16/2025	746,250
	Peru Government International Bond
728,000	5.625%, 11/18/2050	819,000
	Philippines Government International Bond
675,000	7.750%, 1/14/2031	982,969
	Romania Government International Bond
730,000	4.375%, 8/22/2023[f]	760,952
380,000	4.875%, 1/22/2024[f]	408,030
	Russian Government International Bond
3,000,000	5.000%, 4/29/2020[f]	3,059,484
1,820,000	4.875%, 9/16/2023[f]	1,769,950
	Slovenia Government International Bond
400,000	4.125%, 2/18/2019[f]	421,500
	South Africa Government International Bond
900,000	5.500%, 3/9/2020	978,750
735,000	5.875%, 5/30/2022[h]	815,093
375,000	5.375%, 7/24/2044[h]	378,982
	Turkey Government International Bond
2,000,000	7.000%, 6/5/2020	2,268,600

Principal Amount	Long-Term Fixed Income (56.5%)	Value

Foreign Government (10.5%) - continued
$1,450,000	5.125%, 3/25/2022[h]	$1,508,838
1,450,000	4.250%, 4/14/2026	1,373,875
728,000	4.875%, 4/16/2043	655,200
	Venezuela Government International Bond
2,215,000	7.650%, 4/21/2025	780,788

	Total	43,635,592

Mortgage-Backed Securities (10.3%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
2,250,000	3.000%, 8/1/2030[c]	2,332,424
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
3,050,000	4.000%, 8/1/2045[c]	3,238,242
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
1,750,000	3.500%, 8/1/2030[c]	1,845,703
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
14,500,000	3.500%, 8/1/2045[c]	15,046,243
11,462,500	4.000%, 9/1/2045[c]	12,165,920
7,700,000	4.500%, 9/1/2045[c]	8,339,762

	Total	42,968,294

Technology (1.2%)
	Alliance Data Systems Corporation
440,000	5.375%, 8/1/2022[f]	435,600
	Amkor Technology, Inc.
500,000	6.625%, 6/1/2021	490,750
	Apple, Inc.
170,000	0.577%, 5/6/2020[d]	169,363
	Baidu, Inc.
200,000	2.750%, 6/9/2019	199,873
	Cisco Systems, Inc.
160,000	0.593%, 6/15/2018[d]	159,679
	EMC Corporation
140,000	2.650%, 6/1/2020	141,304
	Equinix, Inc.
540,000	5.750%, 1/1/2025	542,700
	Fidelity National Information Services, Inc.
236,000	1.450%, 6/5/2017	235,193
	First Data Corporation
188,079	7.375%, 6/15/2019[f]	196,185
	Freescale Semiconductor, Inc.
500,000	6.000%, 1/15/2022[f]	522,500
	Intel Corporation
160,000	3.100%, 7/29/2022	160,292
	Iron Mountain, Inc.
469,079	6.000%, 8/15/2023	487,842
	Oracle Corporation
170,000	2.500%, 5/15/2022	165,204
	Sensata Technologies BV
765,000	4.875%, 10/15/2023[f]	757,350
	Texas Instruments, Inc.
170,000	1.750%, 5/1/2020	168,986
	Tyco Electronics Group SA
202,000	6.550%, 10/1/2017	222,907

	Total	5,055,728

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
100

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (56.5%)	Value

Transportation (0.7%)
	Air Canada Pass Through Trust
$65,000	3.875%, 3/15/2023[f]	$63,537
	American Airlines Pass Through Trust
121,496	4.950%, 1/15/2023	129,393
	Avis Budget Car Rental, LLC
800,000	5.125%, 6/1/2022[f]	796,000
	Continental Airlines, Inc.
373,994	6.250%, 4/11/2020	393,397
	Delta Air Lines, Inc.
240,000	6.750%, 5/23/2017	243,149
128,021	4.950%, 5/23/2019	135,702
111,449	4.750%, 5/7/2020	117,440
	Korea Expressway Corporation
200,000	1.625%, 4/28/2017[f]	199,740
	US Airways Pass Through Trust
374,821	3.950%, 11/15/2025	376,227
	XPO Logistics, Inc.
500,000	6.500%, 6/15/2022[f]	491,875

	Total	2,946,460

U.S. Government and Agencies (1.3%)
	U.S. Treasury Notes
4,910,000	1.875%, 6/30/2020	4,985,182
300,000	2.125%, 6/30/2022	303,703

	Total	5,288,885

Utilities (1.7%)
	AES Corporation
469,079	7.375%, 7/1/2021	514,814
	Arizona Public Service Company
95,000	2.200%, 1/15/2020	94,612
	Berkshire Hathaway Energy Company
240,000	2.400%, 2/1/2020	240,080
	Calpine Corporation
675,000	5.375%, 1/15/2023	659,813
	Chesapeake Midstream Partners, LP
500,000	6.125%, 7/15/2022	524,945
	DTE Energy Company
242,000	2.400%, 12/1/2019	242,416
	Dynegy Finance I, Inc.
775,000	7.375%, 11/1/2022[f]	801,738
	EDP Finance BV
242,000	4.125%, 1/15/2020[f]	246,463
	El Paso Corporation
122,000	7.000%, 6/15/2017	131,933
	Electricite de France SA
400,000	5.250%, 12/29/2049[f,i]	410,000
358,000	5.625%, 12/29/2049[f,i]	371,873
	Energy Transfer Equity, LP
855,000	5.500%, 6/1/2027	837,900
	Enterprise Products Operating, LLC
450,000	7.000%, 6/1/2067	441,000
	Eversource Energy
80,000	1.600%, 1/15/2018	80,384
	Exelon Generation Company, LLC
138,000	5.200%, 10/1/2019	152,134
70,000	2.950%, 1/15/2020	70,336
	NiSource Finance Corporation
97,000	6.400%, 3/15/2018	108,467
	NRG Energy, Inc.
469,079	6.625%, 3/15/2023	476,115
	Pacific Gas & Electric Company
134,000	5.625%, 11/30/2017	145,877
	PG&E Corporation
136,000	2.400%, 3/1/2019	136,513

Principal Amount	Long-Term Fixed Income (56.5%)	Value

Utilities (1.7%) - continued
	Sempra Energy
$244,000	6.150%, 6/15/2018	$273,372
75,000	2.400%, 3/15/2020	74,501
	Southern California Edison Company
55,000	2.400%, 2/1/2022	54,000
	Xcel Energy, Inc.
170,000	1.200%, 6/1/2017	170,015

	Total	7,259,301

	Total Long-Term Fixed Income (cost $237,728,139)	235,288,886

Shares	Mutual Funds (3.8%)	Value

Equity Mutual Funds (0.4%)
38,500	BlackRock Resources & Commodities Strategy Trust	316,085
17,000	Guggenheim Multi-Asset Income ETF	356,320
34,000	Cohen & Steers REIT and Preferred Income Fund, Inc.	609,960
34,500	AllianzGI NFJ Dividend Interest &
	Premium Strategy Fund	500,250

	Total	1,782,615

Fixed Income Mutual Funds (3.4%)
57,050	Doubleline Income Solutions Fund	1,096,501
61,304	PIMCO Dynamic Credit Income Fund	1,205,237
33,280	iShares J.P. Morgan USD Emerging Markets Bond ETF[h]	3,649,485
22,645	Vanguard Short-Term Corporate Bond ETF	1,805,939
29,204	First Trust High Income Long/Short Fund	440,980
100,767	Western Asset High Income Opportunity Fund, Inc.	501,820
171,926	MFS Intermediate Income Trust	789,140
79,500	iShares FTSE NAREIT Mortgage Plus Capped Index Fund	862,575
64,671	Western Asset Emerging Markets Debt Fund, Inc.	935,789
141,898	Templeton Global Income Fund	969,873
105,022	Nuveen Quality Preferred Income Fund II	953,600
184,069	Aberdeen Asia-Pacific Income Fund, Inc.	870,646

	Total	14,081,585

	Total Mutual Funds (cost $17,218,768)	15,864,200

Shares	Preferred Stock (1.7%)	Value

Financials (1.5%)
17,900	Affiliated Managers Group, Inc.,
	5.250%	452,870
5,370	Agribank FCB, 6.875%[i]	563,850
4,400	Allstate Corporation, 5.100%	114,400
322	Bank of America Corporation, Convertible, 7.250%[i]	358,161
28,995	Citigroup, Inc., 6.875%[i]	795,043
10,000	Discover Financial Services, 6.500%[i]	263,500
6,965	Farm Credit Bank of Texas, 6.750%[f,i]	725,884
20,600	Goldman Sachs Group, Inc., 5.500%[i]	511,704
19,675	HSBC USA, Inc., 6.500%[i]	502,893
580	M&T Bank Corporation, 6.375%[i]	593,050
14,300	Morgan Stanley, 7.125%[i]	400,114
9,666	U.S. Bancorp 6.500%[i]	277,124

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
101

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Shares	Preferred Stock (1.7%)	Value

Financials (1.5%) - continued
358	Wells Fargo & Company, Convertible, 7.500%[i]	$426,775

	Total	5,985,368

Materials (0.1%)
14,320	CHS, Inc., 7.100%[i]	389,790

	Total	389,790

Utilities (0.1%)
5,362	Southern California Edison Company, 4.130%[i]	540,892

	Total	540,892

	Total Preferred Stock (cost $6,666,876)	6,916,050

Shares	Common Stock (0.9%)	Value

Financials (0.9%)
21,000	American Capital Agency Corporation	404,460
40,800	Annaly Capital Management, Inc.	405,960
130,900	Apollo Investment Corporation	897,974
60,250	Ares Capital Corporation	969,422
26,700	Invesco Mortgage Capital, Inc.	384,747
51,300	Solar Capital, Ltd.	911,601

	Total	3,974,164

	Total Common Stock (cost $4,070,479)	3,974,164

Shares	Collateral Held for Securities Loaned (2.4%)	Value

9,802,997	Thrivent Cash Management Trust	9,802,997

	Total Collateral Held for Securities Loaned (cost $9,802,997)	9,802,997

Shares or Principal Amount	Short-Term Investments (14.9%)[j]	Value

	Federal Home Loan Bank Discount Notes
700,000	0.090%, 9/9/2015[k]	699,931
200,000	0.080%, 9/11/2015[k]	199,982
	Thrivent Cash Management Trust
60,207,765	0.070%	60,207,765
	U.S. Treasury Bills
800,000	0.010%, 8/20/2015[l]	799,996

	Total Short-Term Investments (at amortized cost)	61,907,674

	Total Investments (cost $478,158,083) 112.9%	$469,736,485

	Other Assets and Liabilities, Net (12.9%)	(53,800,293)

	Total Net Assets 100.0%	$415,936,192

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of July 31, 2015.
e	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of July 31, 2015.
f	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2015, the value of these investments was $51,772,400 or 12.4% of total net assets.
g	All or a portion of the security is insured or guaranteed.
h	All or a portion of the security is on loan.
i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
j	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
k	At July 31, 2015, $399,962 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
l	At July 31, 2015, $99,999 of investments were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
*	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Opportunity Income Plus Fund owned as of July 31, 2015.

Security	Acquisition Date	Cost
Bayview Opportunity Master Fund Trust, 7/28/2034	11/12/2014	$414,787
Bayview Opportunity Master Fund Trust, 7/28/2019	7/30/2014	238,772
CAM Mortgage, LLC, 7/15/2064	6/24/2015	768,286
Inmet Mining Corporation, 6/1/2020	8/19/2013	83
U.S. Residential Opportunity Fund III Trust, 1/27/2035	2/6/2015	846,360
Wachovia Asset Securitization, Inc., 7/25/2037	3/16/2007	1,466,358

Definitions:
ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$3,494,530
Gross unrealized depreciation	(11,916,128)

Net unrealized appreciation (depreciation)	($8,421,598)

Cost for federal income tax purposes	$478,158,083

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
102

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2015, in valuing Opportunity Income Plus Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	10,541,584	–	9,063,849	1,477,735
Capital Goods	6,607,238	–	6,607,238	–
Communications Services	47,816,736	–	43,875,631	3,941,105
Consumer Cyclical	16,430,985	–	16,430,985	–
Consumer Non-Cyclical	19,500,427	–	18,543,780	956,647
Energy	8,749,836	–	6,316,176	2,433,660
Financials	5,938,469	–	5,938,469	–
Technology	10,265,683	–	10,265,683	–
Transportation	6,256,800	–	6,256,800	–
Utilities	3,874,756	–	3,874,756	–
Long-Term Fixed Income
Asset-Backed Securities	13,888,331	–	13,888,331	–
Basic Materials	4,111,023	–	4,111,023	–
Capital Goods	5,829,451	–	5,829,451	–
Collateralized Mortgage Obligations	34,260,477	–	34,260,477	–
Communications Services	13,475,254	–	13,475,254	–
Consumer Cyclical	11,461,494	–	11,461,494	–
Consumer Non-Cyclical	11,916,035	–	11,916,035	–
Energy	9,740,253	–	9,740,253	–
Financials	23,452,308	–	23,452,308	–
Foreign Government	43,635,592	–	43,635,592	–
Mortgage-Backed Securities	42,968,294	–	42,968,294	–
Technology	5,055,728	–	5,055,728	–
Transportation	2,946,460	–	2,946,460	–
U.S. Government and Agencies	5,288,885	–	5,288,885	–
Utilities	7,259,301	–	7,259,301	–
Mutual Funds
Equity Mutual Funds	1,782,615	1,782,615	–	–
Fixed Income Mutual Funds	14,081,585	14,081,585	–	–
Preferred Stock
Financials	5,985,368	4,102,584	1,882,784	–
Materials	389,790	389,790	–	–
Utilities	540,892	–	540,892	–
Common Stock
Financials	3,974,164	3,974,164	–	–
Collateral Held for Securities Loaned	9,802,997	9,802,997	–	–
Short-Term Investments	61,907,674	60,207,765	1,699,909	–

Total	$469,736,485	$94,341,500	$366,585,838	$8,809,147

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	193,124	193,124	–	–

Total Asset Derivatives	$193,124	$193,124	$–	$–

Liability Derivatives
Futures Contracts	240,444	240,444	–	–
Credit Default Swaps	15,469	–	15,469	–

Total Liability Derivatives	$255,913	$240,444	$15,469	$–

There were no significant transfers between Levels during the period ended July 31, 2015. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
103

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(371)	September 2015	($81,108,725)	($81,272,188)	($163,463)
5-Yr. U.S. Treasury Bond Futures	398	September 2015	47,512,015	47,697,813	185,798
10-Yr. U.S. Treasury Bond Futures	(121)	September 2015	(15,361,260)	(15,419,938)	(58,678)
30-Yr. U.S. Treasury Bond Futures	(17)	September 2015	(2,632,635)	(2,650,938)	(18,303)
Ultra Long Term U.S. Treasury Bond Futures	16	September 2015	2,545,175	2,552,501	7,326
Total Futures Contracts					($47,320)

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Value[3]	Unrealized Gain/(Loss)
CDX IG CDSI S24, 5 Year, at 1.00%; Barclays Capital, Inc.	Sell	6/20/2020	($4,750,000)	($15,469)	($15,469)
Total Credit Default Swaps				($15,469)	($15,469)

1	As the buyer of protection, Opportunity Income Plus Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Opportunity Income Plus Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2	The maximum potential amount of future payments Opportunity Income Plus Fund could be required to make as the seller or receive as the buyer of protection.
3	The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity’s credit worthiness.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Opportunity Income Plus Fund, is as follows:

Fund	Value October 31, 2014	Gross Purchases	Gross Sales	Shares Held at July 31, 2015	Value July 31, 2015	Income Earned November 1, 2014 - July 31, 2015
Cash Management Trust-Collateral Investment	$4,698,528	$51,156,595	$46,052,126	9,802,997	$9,802,997	$54,081
Cash Management Trust-Short Term Investment	53,096,934	185,947,833	178,837,002	60,207,765	60,207,765	26,584
Total Value and Income Earned	57,795,462				70,010,762	80,665

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
104

PARTNER EMERGING MARKETS EQUITY FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Shares	Common Stock (97.7%)	Value

Brazil (10.1%)
35,680	Banco Bradesco SA	$287,612
2,751	BRF SA	57,472
4,500	Lojas Renner SA	142,664
6,700	Multiplan Empreendimentos Imobiliarios SA	90,717
14,200	Souza Cruz SA	100,571
12,200	Ultrapar Participacoes SA	249,847
34,000	Vale SA ADR	178,840

	Total	1,107,723

Chile (1.2%)
6,300	Banco Santander Chile SA ADR	127,197

	Total	127,197

China (1.8%)
198,000	PetroChina Company, Ltd.	195,057

	Total	195,057

Hong Kong (11.8%)
53,000	AIA Group, Ltd.	344,741
27,500	China Mobile, Ltd.	359,997
66,000	Hang Lung Group, Ltd.	297,481
18,000	Swire Pacific, Ltd., Class A	230,523
18,600	Swire Properties, Ltd.	59,806

	Total	1,292,548

Hungary (1.0%)
7,000	Richter Gedeon Nyrt	112,465

	Total	112,465

India (14.4%)
40,000	Ambuja Cements, Ltd. GDR	144,920
2,500	Grasim Industries, Ltd. GDR	145,150
3,000	HDFC Bank, Ltd. ADR	187,410
31,445	ICICI Bank, Ltd. ADR	316,651
24,000	Infosys, Ltd. ADR	405,840
40,407	ITC, Ltd. GDR[a]	206,318
3,600	Ultra Tech Cement, Ltd. GDR[a]	176,814

	Total	1,583,103

Indonesia (4.1%)
684,500	Astra International Tbk PT	336,126
74,000	Indocement Tunggal Prakarsa Tbk PT	109,382

	Total	445,508

Luxembourg (1.5%)
6,500	Tenaris SA ADR	163,475

	Total	163,475

Malaysia (1.8%)
85,636	CIMB Group Holdings Berhad	120,414
16,000	Public Bank Berhad	79,487

	Total	199,901

Mexico (7.8%)
4,200	Fomento Economico Mexicano SAB de CV ADR	380,688
1,200	Grupo Aeroportuario del Sureste SAB de CV ADR	179,532
55,900	Grupo Financiero Banorte SAB de CV ADR	295,312

	Total	855,532

Philippines (4.0%)
330,000	Ayala Land, Inc.	269,658

Shares	Common Stock (97.7%)	Value

Philippines (4.0%) - continued
83,000	Bank of the Philippine Islands	$172,252

	Total	441,910

Poland (1.5%)
4,031	Bank Pekao SA	170,073

	Total	170,073

Portugal (1.4%)
10,600	Jeronimo Martins SGPS SA	157,539

	Total	157,539

Russia (4.7%)
6,200	Lukoil ADR	255,307
1,300	Magnit PJSC	257,342

	Total	512,649

South Africa (4.2%)
10,900	Massmart Holdings, Ltd.	115,469
7,496	MTN Group, Ltd.	124,799
31,800	Truworths International, Ltd.	214,905

	Total	455,173

South Korea (5.5%)
650	E-Mart Company, Ltd.	132,857
600	Samsung Electronics Company, Ltd.	471,978

	Total	604,835

Taiwan (4.6%)
36,000	Taiwan Mobile Company, Ltd.	119,057
88,000	Taiwan Semiconductor Manufacturing Company, Ltd.	384,561

	Total	503,618

Thailand (4.5%)
16,000	Siam Cement pcl	240,663
59,000	Siam Commercial Bank pcl	254,351

	Total	495,014

Turkey (5.1%)
72,500	Akbank TAS	193,552
10,000	BIM Birlesik Magazalar AS	169,608
66,200	Turkiye Garanti Bankasi AS	195,267

	Total	558,427

United Kingdom (4.7%)
5,100	BHP Billiton plc	93,130
4,400	SABMiller plc	229,813
12,636	Standard Chartered plc	193,210

	Total	516,153

United States (2.0%)
2,500	Yum! Brands, Inc.	219,400

	Total	219,400

	Total Common Stock (cost $11,703,828)	10,717,300

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
105

PARTNER EMERGING MARKETS EQUITY FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Shares or Principal Amount	Short-Term Investments (2.2%)[b]	Value

	Thrivent Cash Management Trust
237,228	0.070%	$237,228

	Total Short-Term Investments (at amortized cost)	237,228

	Total Investments (cost $11,941,056) 99.9%	$10,954,528

	Other Assets and Liabilities, Net 0.1%	8,791

	Total Net Assets 100.0%	$10,963,319

a	Non-income producing security.
b	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$216,739
Gross unrealized depreciation	(1,203,267)

Net unrealized appreciation (depreciation)	($986,528)
Cost for federal income tax purposes	$11,941,056

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2015, in valuing Partner Emerging Markets Equity Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	1,045,952	219,400	826,552	–
Consumer Staples	1,674,820	380,688	1,294,132	–
Energy	863,686	163,475	700,211	–
Financials	3,655,191	631,258	3,023,933	–
Health Care	112,465	–	112,465	–
Industrials	410,055	179,532	230,523	–
Information Technology	1,262,379	405,840	856,539	–
Materials	1,088,899	500,574	588,325	–
Telecommunications Services	603,853	–	603,853	–
Short-Term Investments	237,228	237,228	–	–

Total	$10,954,528	$2,717,995	$8,236,533	$–

There were no significant transfers between Levels during the period ended July 31, 2015. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Emerging Markets Equity Fund, is as follows:

Fund	Value October 31, 2014	Gross Purchases	Gross Sales	Shares Held at July 31, 2015	Value July 31, 2015	Income Earned November 1, 2014 - July 31, 2015
Cash Management Trust-Short Term Investment	$228,777	$3,521,718	$3,513,267	237,228	$237,228	$110
Total Value and Income Earned	228,777				237,228	110

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
106

PARTNER SMALL CAP GROWTH FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Shares	Common Stock (96.6%)	Value

Consumer Discretionary (18.1%)
4,826	Brunswick Corporation	$256,212
4,968	Burlington Stores, Inc.[a]	273,439
3,721	Core-Mark Holding Company, Inc.	236,544
4,554	Del Frisco’s Restaurant Group, Inc.[a]	72,636
6,994	G-III Apparel Group, Ltd.[a]	505,177
5,070	Kate Spade & Company[a]	102,008
1,080	Lithia Motors, Inc.	129,265
6,397	Nord Anglia Education, Inc.[a]	162,100
4,686	Oxford Industries, Inc.	393,296
5,690	Papa Murphy’s Holdings, Inc.[a]	109,817
2,936	Red Robin Gourmet Burgers, Inc.[a]	269,084
1,133	Restoration Hardware Holdings, Inc.[a]	114,954
1,351	Skechers USA, Inc.[a]	203,258
3,180	Tenneco, Inc.[a]	158,396
1,982	Vail Resorts, Inc.	217,406
2,800	Zoe’s Kitchen, Inc.[a]	125,580

	Total	3,329,172

Consumer Staples (1.6%)
616	Boston Beer Company, Inc.[a]	135,840
1,500	Casey’s General Stores, Inc.	153,323

	Total	289,163

Energy (2.2%)
1,172	Diamondback Energy, Inc.[a]	78,876
4,853	Oasis Petroleum, Inc.[a]	46,734
6,987	Rex Energy Corporation[a]	15,651
1,717	SemGroup Corporation	122,062
5,126	U.S. Silica Holdings, Inc.	115,437
1,631	Whiting Petroleum Corporation[a]	33,419

	Total	412,179

Financials (8.6%)
5,141	Bank of the Ozarks, Inc.	226,821
6,265	Essent Group, Ltd.[a]	183,377
4,974	Evercore Partners, Inc.	292,471
3,587	Hanmi Financial Corporation	90,787
5,937	Kennedy-Wilson Holdings, Inc.	150,325
3,821	PacWest Bancorp	176,874
3,200	Pebblebrook Hotel Trust	130,240
17,300	SLM Corporation[a]	157,949
5,051	Western Alliance Bancorp[a]	170,875

	Total	1,579,719

Health Care (23.3%)
1,590	ABIOMED, Inc.[a]	123,162
4,547	Acadia Healthcare Company, Inc.[a]	362,760
3,100	Acorda Therapeutics, Inc.[a]	106,516
6,458	Akorn, Inc.[a]	297,778
3,030	Align Technology, Inc.[a]	189,981
1,737	AMN Healthcare Services, Inc.[a]	51,120
664	Anacor Pharmaceuticals, Inc.[a]	99,062
4,930	Cardiovascular Systems, Inc.[a]	147,111
3,470	Centene Corporation[a]	243,351
2,544	Cyberonics, Inc.[a]	156,202
8,628	Depomed, Inc.[a]	271,782
1,800	EXACT Sciences Corporation[a]	43,326
8,605	ExamWorks Group, Inc.[a]	301,863
2,923	Furiex Pharmaceuticals, Inc.
	Contigent Value Right[a,b]	17,538
5,728	Impax Laboratories, Inc.[a]	277,579
3,900	Inogen, Inc.[a]	173,394
11,035	Ironwood Pharmaceuticals, Inc.[a]	115,316
2,177	Neurocrine Biosciences, Inc.[a]	109,111
4,851	NuVasive, Inc.[a]	266,854
517	Puma Biotechnology, Inc.[a]	46,840

Shares	Common Stock (96.6%)	Value

Health Care (23.3%) - continued
3,891	Team Health Holdings, Inc.[a]	$262,292
2,869	Teleflex, Inc.	384,417
9,100	Veeva Systems, Inc.[a]	244,972

	Total	4,292,327

Industrials (16.9%)
2,300	CLARCOR, Inc.	138,391
1,815	Generac Holdings, Inc.[a]	63,652
2,176	Granite Construction, Inc.	74,028
3,244	H&E Equipment Services, Inc.	58,197
8,195	Healthcare Services Group, Inc.	286,087
2,713	Heico Corporation	148,754
4,553	Huron Consulting Group, Inc.[a]	348,168
2,433	Middleby Corporation[a]	298,529
8,545	On Assignment, Inc.[a]	327,444
5,819	PGT, Inc.[a]	93,511
3,723	Proto Labs, Inc.[a]	280,603
4,832	Ritchie Brothers Auctioneers, Inc.	130,561
4,011	Saia, Inc.[a]	174,158
3,444	Spirit Airlines, Inc.[a]	206,020
5,778	Swift Transportation Company[a]	137,632
4,292	WageWorks, Inc.[a]	214,385
1,052	Watsco, Inc.	134,909

	Total	3,115,029

Information Technology (23.2%)
5,204	A10 Networks, Inc.[a]	33,878
1,791	Ambarella, Inc.[a]	207,523
14,138	Applied Micro Circuits Corporation[a]	87,797
2,752	Applied Optoelectronics, Inc.[a]	53,526
1,700	Arista Networks, Inc.[a]	143,599
3,320	Aspen Technology, Inc.[a]	147,342
4,111	Cardtronics, Inc.[a]	152,395
2,564	Cavium, Inc.[a]	173,839
4,948	Cognex Corporation	223,996
1,633	Coherent, Inc.[a]	94,632
3,181	Constant Contact, Inc.[a]	82,197
1,817	Cornerstone OnDemand, Inc.[a]	65,521
3,337	Demandware, Inc.[a]	252,144
1,053	DST Systems, Inc.	114,935
3,100	Envestnet, Inc.[a]	140,399
2,600	FARO Technologies, Inc.[a]	114,114
1,200	FEI Company	103,164
6,429	Guidewire Software, Inc.[a]	379,632
5,349	HomeAway, Inc.[a]	160,684
2,102	Manhattan Associates, Inc.[a]	136,252
6,391	MaxLinear, Inc.[a]	69,534
4,190	Monolithic Power Systems, Inc.	216,665
5,886	Proofpoint, Inc.[a]	380,824
1,102	Tyler Technologies, Inc.[a]	153,773
1,135	Ultimate Software Group, Inc.[a]	209,078
8,007	Virtusa Corporation[a]	383,856

	Total	4,281,299

Materials (2.7%)
4,839	Chemtura Corporation[a]	132,734
11,986	Graphic Packaging Holding Company	180,989
5,298	PolyOne Corporation	181,562

	Total	495,285

	Total Common Stock (cost $14,818,950)	17,794,173

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
107

PARTNER SMALL CAP GROWTH FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Shares	Mutual Funds (0.8%)	Value

Equity Mutual Funds (0.8%)
900	iShares Russell 2000 Growth Index Fund	$139,455

	Total	139,455

	Total Mutual Funds (cost $135,468)	139,455

Shares or Principal Amount	Short-Term Investments (2.6%)[c]	Value

473,942	Thrivent Cash Management Trust 0.070%	473,942

	Total Short-Term Investments (at amortized cost)	473,942

	Total Investments (cost $15,428,360) 100.0%	$18,407,570

	Other Assets and Liabilities, Net <0.1%	2,124

	Total Net Assets 100.0%	$18,409,694

a	Non-income producing security.
b	Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in section (2)(A) of the Notes to Financial Statements.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$3,950,269
Gross unrealized depreciation	(971,059)

Net unrealized appreciation (depreciation)	$2,979,210

Cost for federal income tax purposes	$15,428,360

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
108

PARTNER SMALL CAP GROWTH FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2015, in valuing Partner Small Cap Growth Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	3,329,172	3,329,172	–	–
Consumer Staples	289,163	289,163	–	–
Energy	412,179	412,179	–	–
Financials	1,579,719	1,579,719	–	–
Health Care	4,292,327	4,274,789	–	17,538
Industrials	3,115,029	3,115,029	–	–
Information Technology	4,281,299	4,281,299	–	–
Materials	495,285	495,285	–	–
Mutual Funds
Equity Mutual Funds	139,455	139,455	–	–
Short-Term Investments	473,942	473,942	–	–

Total	$18,407,570	$18,390,032	$–	$17,538

There were no significant transfers between Levels during the period ended July 31, 2015. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Small Cap Growth Fund, is as follows:

Fund	Value October 31, 2014	Gross Purchases	Gross Sales	Shares Held at July 31, 2015	Value July 31, 2015	Income Earned November 1, 2014 - July 31, 2015
Cash Management Trust- Collateral Investment	$217,215	$6,633,168	$6,850,383	–	$–	$15,082
Cash Management Trust- Short Term Investment	501,403	4,701,678	4,729,139	473,942	473,942	281
Total Value and Income Earned	718,618				473,942	15,363

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
109

PARTNER SMALL CAP VALUE FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Shares	Common Stock (98.2%)	Value

Consumer Discretionary (12.4%)
54,389	Aaron’s, Inc.	$2,011,305
11,487	American Public Education, Inc.[a]	297,169
12,235	Belmond, Ltd.[a]	148,166
12,342	Brunswick Corporation	655,237
19,501	Crocs, Inc.[a]	306,751
16,404	CSS Industries, Inc.	465,710
22,439	Culp, Inc.	678,780
17,845	Dorman Products, Inc.[a]	941,859
17,150	Drew Industries, Inc.	1,006,019
22,386	Ethan Allen Interiors, Inc.	675,833
26,392	Fred’s, Inc.	476,112
28,263	Haverty Furniture Companies, Inc.	626,873
12,182	Interval Leisure Group, Inc.	259,720
23,135	Meritage Homes Corporation[a]	1,043,388
43,008	Modine Manufacturing Company[a]	435,671
12,182	National CineMedia, Inc.	188,821
26,447	New Media Investment Group, Inc.	449,863
7,640	Party City Holdco, Inc.[a]	157,537
48,272	Pier 1 Imports, Inc.	570,092
90,827	Quiksilver, Inc.[a]	41,653
4,915	Red Robin Gourmet Burgers, Inc.[a]	450,460
2,351	Saga Communications, Inc.	95,216
1,549	Scholastic Corporation	66,746
25,378	Shiloh Industries, Inc.[a]	286,264
38,841	Sportsman’s Warehouse Holdings, Inc.[a]	454,051
35,048	Stein Mart, Inc.	357,139
13,063	Steven Madden, Ltd.[a]	544,466

	Total	13,690,901

Consumer Staples (2.7%)
12,769	Pinnacle Foods, Inc.	573,967
12,128	Post Holdings, Inc.[a]	651,759
4,754	PriceSmart, Inc.	460,710
28,263	SpartanNash Company	910,351
13,463	Vector Group, Ltd.	340,883

	Total	2,937,670

Energy (3.1%)
20,676	Atwood Oceanics, Inc.	430,061
8,815	Bristow Group, Inc.	397,116
9,136	CARBO Ceramics, Inc.	300,117
7,481	Clayton Williams Energy, Inc.[a]	301,335
10,473	Gulf Island Fabrication, Inc.	119,497
11,207	Noble Energy, Inc.	394,823
8,121	PDC Energy, Inc.[a]	381,281
115,777	Teekay Tankers, Ltd.	830,121
30,507	Tesco Corporation	292,867

	Total	3,447,218

Financials (29.6%)
14,211	Acadia Realty Trust	454,468
42,688	Ares Capital Corporation	686,850
22,707	Associated Estates Realty Corporation	652,826
20,089	Assured Guaranty, Ltd.	491,377
32,164	BBCN Bancorp, Inc.	493,717
52,199	CBL & Associates Properties, Inc.	852,932
93,873	Cedar Realty Trust, Inc.	628,949
123,578	CoBiz Financial, Inc.	1,580,563
26,126	Columbia Banking System, Inc.	856,672
28,637	Compass Diversified Holdings	481,961
13,837	Corporate Office Properties Trust	320,050
3,953	Douglas Emmett, Inc.	115,862
46,588	East West Bancorp, Inc.	2,085,279
28,830	Employers Holdings, Inc.	691,920

Shares	Common Stock (98.2%)	Value

Financials (29.6%) - continued
59,090	First Potomac Realty Trust	$670,672
40,071	Glacier Bancorp, Inc.	1,125,995
29,224	Golub Capital BDC, Inc.	476,351
37,079	Hatteras Financial Corporation	602,905
58,769	Hercules Technology Growth Capital, Inc.	657,037
49,474	Home BancShares, Inc.	1,970,055
5,502	Home Properties, Inc.	405,497
26,713	Janus Capital Group, Inc.	437,559
20,676	JMP Group, LLC	151,348
7,587	Kilroy Realty Corporation	537,539
27,341	Kite Realty Group Trust	721,802
28,157	LaSalle Hotel Properties	936,783
9,083	Main Street Capital Corporation	276,032
22,493	National Interstate Corporation	568,173
6,037	Piper Jaffray Companies[a]	270,760
24,042	Potlatch Corporation	841,710
43,864	ProAssurance Corporation	2,118,193
4,274	PS Business Parks, Inc.	329,055
43,864	Radian Group, Inc.	809,730
59,198	Redwood Trust, Inc.	917,569
28,690	Safeguard Scientifics, Inc.[a]	526,748
3,793	Safety Insurance Group, Inc.	219,956
37,720	Sandy Spring Bancorp, Inc.	1,031,265
15,442	State Auto Financial Corporation	373,696
41,140	Strategic Hotels & Resorts, Inc.[a]	562,384
11,541	SVB Financial Group[a]	1,651,517
20,036	TCP Capital Corporation	304,748
15,495	THL Credit, Inc.	185,475
8,174	Waddell & Reed Financial, Inc.	367,094
21,370	Washington Real Estate Investment Trust	573,571
23,509	Wintrust Financial Corporation	1,267,605
11,274	WSFS Financial Corporation	323,677

	Total	32,605,927

Health Care (6.2%)
6,090	Analogic Corporation	490,549
2,244	Atrion Corporation	906,352
5,183	Ensign Group, Inc.	264,955
21,585	Halyard Health, Inc.[a]	879,373
9,884	Lantheus Holdings, Inc.[a]	72,845
13,624	National Healthcare Corporation	861,037
25,485	Select Medical Holdings Corporation	367,749
28,423	Triple-S Management Corporation[a]	613,368
7,534	Wellcare Health Plans, Inc.[a]	608,747
28,744	West Pharmaceutical Services, Inc.	1,720,903

	Total	6,785,878

Industrials (24.2%)
15,013	A.O. Smith Corporation	1,078,234
29,812	Aegion Corporation[a]	589,383
25,645	Alaska Air Group, Inc.	1,942,609
12,128	Applied Industrial Technologies, Inc.	468,505
14,747	Astec Industries, Inc.	579,704
47,603	Beacon Roofing Supply, Inc.[a]	1,666,105
17,309	Brady Corporation	407,108
12,448	CIRCOR International, Inc.	595,388
31,736	Comfort Systems USA, Inc.	877,183
7,053	Cubic Corporation	312,942
23,615	ESCO Technologies, Inc.	899,023
16,829	Franklin Electric Company, Inc.	485,685
15,013	FTI Consulting, Inc.[a]	614,332
16,508	G & K Services, Inc.	1,082,264
18,860	Genesee & Wyoming, Inc.[a]	1,343,209
36,117	Gibraltar Industries, Inc.[a]	691,279

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
110

PARTNER SMALL CAP VALUE FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Shares	Common Stock (98.2%)	Value

Industrials (24.2%) - continued
8,186	Hillenbrand, Inc.	$232,155
12,930	Hub Group, Inc.[a]	544,741
15,442	Kaman Corporation	609,496
33,659	Kforce, Inc.	786,611
10,580	Kirby Corporation[a]	766,098
19,821	Landstar System, Inc.	1,427,707
14,747	Luxfer Holdings plc ADR	192,006
13,196	Matson, Inc.	546,578
23,135	Matthews International Corporation	1,245,820
37,986	McGrath Rentcorp	963,325
14,853	Mine Safety Appliances Company	767,157
44,238	Navigant Consulting, Inc.[a]	695,421
9,777	Nordson Corporation	724,573
4,541	RBC Bearings, Inc.[a]	307,653
10,740	Sun Hydraulics Corporation	380,411
13,036	Universal Forest Products, Inc.	827,786
19,501	Universal Truckload Services, Inc.	412,056
41,887	UTI Worldwide, Inc.[a]	351,851
13,571	Waste Connections, Inc.	680,314
8,484	Woodward, Inc.	418,770
8,922	YRC Worldwide, Inc.[a]	172,195

	Total	26,685,677

Information Technology (9.0%)
20,997	Advanced Energy Industries, Inc.[a]	549,911
5,770	Badger Meter, Inc.	339,391
17,470	Belden, Inc.	1,034,748
51,450	Brooks Automation, Inc.	542,797
20,089	Cabot Microelectronics Corporation[a]	910,835
40,232	Electro Rent Corporation	404,332
45,466	Electro Scientific Industries, Inc.	209,144
20,143	Entegris, Inc.[a]	298,419
29,706	Fabrinet[a]	551,343
14,264	Intersil Corporation	158,758
47,709	Intevac, Inc.[a]	232,343
50,061	Ixia[a]	660,805
7,481	Littelfuse, Inc.	688,252
11,861	Methode Electronics, Inc.	318,231
12,342	Newport Corporation[a]	195,497
23,989	Progress Software Corporation[a]	711,994
19,758	Sonus Networks, Inc.[a]	159,447
20,356	SYNNEX Corporation	1,539,524
23,668	Teradyne, Inc.	455,846

	Total	9,961,617

Materials (6.2%)
18,646	American Vanguard Corporation	239,042
17,256	AptarGroup, Inc.	1,169,784
18,699	Carpenter Technology Corporation	701,960
14,318	Clearwater Paper Corporation[a]	842,614
34,087	Innospec, Inc.	1,474,263
13,892	Minerals Technologies, Inc.	899,507
37,560	Myers Industries, Inc.	568,283
13,250	Ryerson Holding Corporation[a]	89,703
22,546	Stillwater Mining Company[a]	214,638
67,585	Wausau Paper Corporation	597,451

	Total	6,797,245

Utilities (4.8%)
9,777	Black Hills Corporation	407,310
20,784	Cleco Corporation	1,131,273
20,944	El Paso Electric Company	762,990
17,364	NorthWestern Corporation	934,878
1,389	ONE Gas, Inc.	62,547
23,882	PNM Resources, Inc.	630,007
3,045	Portland General Electric Company	109,650

Shares	Common Stock (98.2%)	Value

Utilities (4.8%) - continued
20,569	Southwest Gas Corporation	$1,158,858
2,083	Vectren Corporation	87,694

	Total	5,285,207

	Total Common Stock (cost $72,618,703)	108,197,340

Shares	Mutual Funds (0.5%)	Value

Equity Mutual Funds (0.5%)
5,235	iShares Russell 2000 Value Index Fund	515,752

	Total	515,752

	Total Mutual Funds (cost $360,030)	515,752

Shares	Preferred Stock (0.2%)	Value

Health Care (0.2%)
11,305	National Healthcare Corporation, Convertible[b]	176,358

	Total	176,358

	Total Preferred Stock (cost $152,617)	176,358

Shares or Principal Amount	Short-Term Investments (1.3%)[c]	Value

	Thrivent Cash Management Trust
1,475,226	0.070%	1,475,226

	Total Short-Term Investments (at amortized cost)	1,475,226

	Total Investments (cost $74,606,576) 100.2%	$110,364,676

	Other Assets and Liabilities, Net (0.2%)	(192,454)

	Total Net Assets 100.0%	$110,172,222

a	Non-income producing security.
b	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$40,408,298
Gross unrealized depreciation	(4,650,198)

Net unrealized appreciation (depreciation)	$35,758,100

Cost for federal income tax purposes	$74,606,576

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
111

PARTNER SMALL CAP VALUE FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2015, in valuing Partner Small Cap Value Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	13,690,901	13,690,901	–	–
Consumer Staples	2,937,670	2,937,670	–	–
Energy	3,447,218	3,447,218	–	–
Financials	32,605,927	32,605,927	–	–
Health Care	6,785,878	6,785,878	–	–
Industrials	26,685,677	26,685,677	–	–
Information Technology	9,961,617	9,961,617	–	–
Materials	6,797,245	6,797,245	–	–
Utilities	5,285,207	5,285,207	–	–
Mutual Funds
Equity Mutual Funds	515,752	515,752	–	–
Preferred Stock
Health Care	176,358	176,358	–	–
Short-Term Investments	1,475,226	1,475,226	–	–

Total	$110,364,676	$110,364,676	$–	$–

There were no significant transfers between Levels during the period ended July 31, 2015. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Small Cap Value Fund, is as follows:

Fund	Value October 31, 2014	Gross Purchases	Gross Sales	Shares Held at July 31, 2015	Value July 31, 2015	Income Earned November 1, 2014 - July 31, 2015
Cash Management Trust-Collateral Investment	$8,739,961	$39,383,624	$48,123,585	–	$–	$66,820
Cash Management Trust-Short Term Investment	7,402,448	28,899,454	34,826,676	1,475,226	1,475,226	2,120
Total Value and Income Earned	16,142,409				1,475,226	68,940

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
112

SMALL CAP STOCK FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Shares	Common Stock (91.0%)	Value

Consumer Discretionary (11.8%)
24,690	Aaron’s, Inc.	$913,036
58,756	Cedar Fair, LP	3,152,259
57,940	Core-Mark Holding Company, Inc.	3,683,246
106,220	G-III Apparel Group, Ltd.[a]	7,672,271
139,150	Houghton Mifflin Harcourt Company[a]	3,635,989
121,577	MDC Partners, Inc.[b]	2,143,403
197,670	Nutrisystem, Inc.	5,939,983
73,310	Oxford Industries, Inc.	6,152,908
49,850	Papa John’s International, Inc.	3,766,666
379,500	Tuesday Morning Corporation[a]	3,559,710
26,690	Zoe’s Kitchen, Inc.[a,b]	1,197,047

	Total	41,816,518

Consumer Staples (2.4%)
18,060	Casey’s General Stores, Inc.	1,846,003
36,790	TreeHouse Foods, Inc.[a]	3,015,308
68,200	WhiteWave Foods Company[a]	3,520,484

	Total	8,381,795

Energy (1.5%)
178,960	Laredo Petroleum Holdings, Inc.[a,b]	1,533,687
129,470	Oasis Petroleum, Inc.[a,b]	1,246,796
93,550	Rex Energy Corporation[a,b]	209,552
73,720	Rice Energy, Inc.[a]	1,330,646
365,041	Trinidad Drilling, Ltd.	907,125

	Total	5,227,806

Financials (21.7%)
29,622	Affiliated Managers Group, Inc.[a]	6,158,414
46,780	Allied World Assurance Company Holdings AG	1,976,923
66,270	American Assets Trust, Inc.	2,758,157
52,462	Argo Group International Holdings, Ltd.	2,957,808
164,890	Assured Guaranty, Ltd.	4,033,209
118,330	BBCN Bancorp, Inc.	1,816,365
302,300	CNO Financial Group, Inc.	5,393,032
56,960	CoBiz Financial, Inc.	728,518
126,280	Encore Capital Group, Inc.[a,b]	5,431,303
27,100	Extra Space Storage, Inc.	1,992,392
279,060	Hanmi Financial Corporation	7,063,009
2,245	HCC Insurance Holdings, Inc.	173,224
91,150	PacWest Bancorp	4,219,334
103,400	Parkway Properties, Inc.	1,854,996
85,889	Pebblebrook Hotel Trust	3,495,682
93,700	Primerica, Inc.	4,238,051
60,220	Renasant Corporation	1,936,073
15,520	SVB Financial Group[a]	2,220,912
273,080	Synovus Financial Corporation	8,607,482
115,430	Talmer Bancorp, Inc.	1,881,509
150,490	Terreno Realty Corporation	3,155,775
143,370	Western Alliance Bancorp[a]	4,850,207

	Total	76,942,375

Health Care (12.2%)
70,100	Acorda Therapeutics, Inc.[a]	2,408,636
77,280	Akorn, Inc.[a]	3,563,381
55,330	Align Technology, Inc.[a]	3,469,191
175,410	AMN Healthcare Services, Inc.[a]	5,162,316
107,100	Depomed, Inc.[a]	3,373,650
211,902	ExamWorks Group, Inc.[a]	7,433,522
45,860	Neurocrine Biosciences, Inc.[a]	2,298,503
98,143	NuVasive, Inc.[a]	5,398,847
76,270	Teleflex, Inc.	10,219,417

	Total	43,327,463

Shares	Common Stock (91.0%)	Value

Industrials (18.9%)
110,620	CLARCOR, Inc.	$6,656,005
72,940	Curtiss-Wright Corporation	4,913,968
169,161	EMCOR Group, Inc.	8,090,971
19,960	Esterline Technologies Corporation[a]	1,769,654
102,512	FTI Consulting, Inc.[a]	4,194,791
130,275	Granite Construction, Inc.	4,431,956
116,717	HNI Corporation	5,787,996
91,030	Huron Consulting Group, Inc.[a]	6,961,064
211,400	Korn/Ferry International	7,077,672
226,100	Progressive Waste Solutions, Ltd.	6,152,181
16,570	Proto Labs, Inc.[a,b]	1,248,881
121,880	Raven Industries, Inc.	2,368,128
122,320	Ritchie Brothers Auctioneers, Inc.[b]	3,305,086
68,590	Tennant Company	4,102,368

	Total	67,060,721

Information Technology (16.2%)
35,740	Arista Networks, Inc.[a,b]	3,018,958
405,100	Atmel Corporation	3,354,228
131,190	Broadridge Financial Solutions, Inc.	7,119,681
22,090	DST Systems, Inc.	2,411,124
39,760	Envestnet, Inc.[a]	1,800,730
68,869	FARO Technologies, Inc.[a]	3,022,660
52,330	FEI Company	4,498,810
90,350	Guidewire Software, Inc.[a]	5,335,168
107,690	Microsemi Corporation[a]	3,547,309
169,530	National Instruments Corporation	4,909,589
68,296	Plantronics, Inc.	3,966,632
73,180	Textura Corporation[a,b]	2,122,220
116,740	Veeco Instruments, Inc.[a]	3,021,231
192,397	Virtusa Corporation[a]	9,223,512

	Total	57,351,852

Materials (3.8%)
34,080	Balchem Corporation	1,931,313
136,860	Chemtura Corporation[a]	3,754,070
34,170	Eagle Materials, Inc.	2,635,874
239,370	Horsehead Holding Corporation[a,b]	1,981,984
97,120	PolyOne Corporation	3,328,302

	Total	13,631,543

Utilities (2.5%)
62,330	Dynegy, Inc.[a]	1,623,697
43,450	Laclede Group, Inc.	2,351,079
52,780	NorthWestern Corporation	2,841,675
51,990	Portland General Electric Company	1,872,160

	Total	8,688,611

	Total Common Stock (cost $265,611,669)	322,428,684

Shares	Mutual Funds (5.3%)	Value

Equity Mutual Funds (5.3%)
103,090	Market Vectors Oil Service ETF[b]	3,224,655
58,710	Materials Select Sector SPDR Fund	2,697,725
48,790	iShares Russell 2000 Growth Index Fund[b]	7,560,010
43,260	iShares Russell 2000 Index Fund[b]	5,319,250

	Total	18,801,640

	Total Mutual Funds (cost $19,316,560)	18,801,640

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
113

SMALL CAP STOCK FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Shares	Collateral Held for Securities Loaned (9.5%)	Value

33,614,421	Thrivent Cash Management Trust	$33,614,421

	Total Collateral Held for Securities Loaned (cost $33,614,421)	33,614,421

Shares or Principal Amount	Short-Term Investments (3.3%)[c]	Value

	Thrivent Cash Management Trust
11,671,187	0.070%	11,671,187

	Total Short-Term Investments (at amortized cost)	11,671,187

	Total Investments (cost $330,213,837) 109.1%	$386,515,932

	Other Assets and Liabilities, Net (9.1%)	(32,359,730)

	Total Net Assets 100.0%	$354,156,202

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Definitions:

ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$74,548,320
Gross unrealized depreciation	(18,246,225)

Net unrealized appreciation (depreciation)	$56,302,095

Cost for federal income tax purposes	$330,213,837

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2015, in valuing Small Cap Stock Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	41,816,518	41,816,518	–	–
Consumer Staples	8,381,795	8,381,795	–	–
Energy	5,227,806	4,320,681	907,125	–
Financials	76,942,375	76,942,375	–	–
Health Care	43,327,463	43,327,463	–	–
Industrials	67,060,721	67,060,721	–	–
Information Technology	57,351,852	57,351,852	–	–
Materials	13,631,543	13,631,543	–	–
Utilities	8,688,611	8,688,611	–	–
Mutual Funds
Equity Mutual Funds	18,801,640	18,801,640	–	–
Collateral Held for Securities Loaned	33,614,421	33,614,421	–	–
Short-Term Investments	11,671,187	11,671,187	–	–

Total	$386,515,932	$385,608,807	$907,125	$–

There were no significant transfers between Levels during the period ended July 31, 2015. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
114

SMALL CAP STOCK FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Small Cap Stock Fund, is as follows:

Fund	Value October 31, 2014	Gross Purchases	Gross Sales	Shares Held at July 31, 2015	Value July 31, 2015	Income Earned November 1, 2014 - July 31, 2015
Cash Management Trust-Collateral Investment	$13,527,930	$146,670,529	$126,584,038	33,614,421	$33,614,421	$222,356
Cash Management Trust-Short Term Investment	10,468,825	85,096,117	83,893,755	11,671,187	11,671,187	4,009
Total Value and Income Earned	23,996,755				45,285,608	226,365

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
115

MID CAP GROWTH FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Shares	Common Stock (95.9%)	Value

Consumer Discretionary (20.5%)
24,867	Delphi Automotive plc	$1,941,615
56,772	Dollar Tree, Inc.[a]	4,429,919
24,080	Domino’s Pizza, Inc.	2,741,267
29,046	Harman International Industries, Inc.	3,127,092
143,095	Jarden Corporation[a]	7,870,225
52,337	Limited Brands, Inc.	4,224,643
62,781	Marriott International, Inc.	4,558,528
30,031	O’Reilly Automotive, Inc.[a]	7,216,750
43,072	PVH Corporation	4,998,075
13,695	Ralph Lauren Corporation	1,724,064
122,680	Ross Stores, Inc.	6,521,669
59,885	Starwood Hotels & Resorts Worldwide, Inc.	4,758,462
48,336	Toll Brothers, Inc.[a]	1,881,237
36,258	Tractor Supply Company	3,354,590
13,710	Ulta Salon Cosmetics & Fragrance, Inc.[a]	2,276,271
40,760	Under Armour, Inc.[a]	4,048,691
26,434	VF Corporation	2,037,797

	Total	67,710,895

Consumer Staples (4.5%)
92,837	Hain Celestial Group, Inc.[a]	6,311,059
39,559	Monster Beverage Corporation[a]	6,074,284
51,486	United Natural Foods, Inc.[a]	2,344,158

	Total	14,729,501

Energy (3.6%)
25,567	Concho Resources, Inc.[a]	2,724,420
46,977	Helmerich & Payne, Inc.	2,712,452
25,527	HollyFrontier Corporation	1,231,933
154,370	Patterson-UTI Energy, Inc.	2,544,789
27,328	SM Energy Company	1,013,049
97,071	Southwestern Energy Company[a]	1,805,521

	Total	12,032,164

Financials (8.7%)
34,310	Affiliated Managers Group, Inc.[a]	7,133,049
85,725	First Republic Bank	5,468,398
19,058	Intercontinental Exchange, Inc.	4,345,986
19,504	Lazard, Ltd.	1,080,717
366,081	SLM Corporation[a]	3,342,319
13,450	SVB Financial Group[a]	1,924,695
84,351	TD Ameritrade Holding Corporation	3,098,212
72,673	Zions Bancorporation	2,266,671

	Total	28,660,047

Health Care (17.1%)
16,722	Actavis, Inc.[a]	5,537,490
39,039	AmerisourceBergen Corporation	4,128,374
57,698	BioMarin Pharmaceutical, Inc.[a]	8,439,487
36,443	Cerner Corporation[a]	2,613,692
17,073	Cooper Companies, Inc.	3,021,921
115,089	Envision Healthcare Holdings, Inc.[a]	5,155,987
11,308	Mettler-Toledo International, Inc.[a]	3,817,581
71,364	Mylan NVa	3,995,670
30,887	Perrigo Company plc	5,936,481
46,194	Team Health Holdings, Inc.[a]	3,113,938
32,751	Teleflex, Inc.	4,388,307
32,819	Universal Health Services, Inc.	4,766,303
12,576	Vertex Pharmaceuticals, Inc.[a]	1,697,760

	Total	56,612,991

Industrials (13.6%)
39,824	B/E Aerospace, Inc.	1,939,827
21,892	Fastenal Company	916,399

Shares	Common Stock (95.9%)	Value

Industrials (13.6%) - continued
86,224	Fortune Brands Home and Security, Inc.	$4,117,196
19,914	Graco, Inc.	1,423,652
42,650	JB Hunt Transport Services, Inc.	3,587,718
46,919	Manpower, Inc.	4,245,231
51,425	Nielsen NV	2,492,055
36,452	Old Dominion Freight Line, Inc.[a]	2,666,464
60,824	Robert Half International, Inc.	3,347,145
20,253	Roper Industries, Inc.	3,387,719
88,340	Southwest Airlines Company	3,197,908
58,399	Stericycle, Inc.[a]	8,232,507
33,925	United Rentals, Inc.[a]	2,272,636
60,943	Waste Connections, Inc.	3,055,073

	Total	44,881,530

Information Technology (23.4%)
77,474	Agilent Technologies, Inc.	3,172,560
18,251	Akamai Technologies, Inc.[a]	1,400,034
121,580	Amphenol Corporation	6,858,328
43,284	ANSYS, Inc.[a]	4,075,189
60,409	ARM Holdings plc ADR	2,841,639
99,691	Ciena Corporation[a]	2,537,136
34,488	Criteo SA ADR[a]	1,835,796
29,171	Demandware, Inc.[a]	2,204,161
19,422	F5 Networks, Inc.[a]	2,605,267
164,216	Fortinet, Inc.[a]	7,839,672
49,808	Gartner, Inc.[a]	4,411,495
66,049	HomeAway, Inc.[a]	1,984,112
15,467	IAC/InterActiveCorporation	1,194,980
43,923	Imperva, Inc.[a]	2,885,741
38,624	Keysight Technologies, Inc.[a]	1,179,577
34,758	Nice Systems, Ltd. ADR	2,243,976
64,720	NXP Semiconductors NVa	6,277,193
15,323	Palo Alto Networks, Inc.[a]	2,847,473
150,099	QLIK Technologies, Inc.[a]	6,073,006
56,520	ServiceNow, Inc.[a]	4,549,860
31,309	Skyworks Solutions, Inc.	2,995,332
38,836	Synopsys, Inc.[a]	1,974,422
17,215	Ultimate Software Group, Inc.[a]	3,171,175

	Total	77,158,124

Materials (2.5%)
33,849	Airgas, Inc.	3,453,275
23,369	Celanese Corporation	1,540,485
64,667	FMC Corporation	3,138,936

	Total	8,132,696

Telecommunications Services (2.0%)
22,904	Level 3 Communications, Inc.[a]	1,156,652
44,687	SBA Communications Corporation[a]	5,394,615

	Total	6,551,267

	Total Common Stock (cost $221,253,626)	316,469,215

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
116

MID CAP GROWTH FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Shares or Principal Amount	Short-Term Investments (4.0%)[b]	Value

	Thrivent Cash Management Trust
13,382,029	0.070%	$13,382,029

	Total Short-Term Investments (at amortized cost)	13,382,029

	Total Investments (cost $234,635,655) 99.9%	$329,851,244

	Other Assets and Liabilities, Net 0.1%	308,846

	Total Net Assets 100.0%	$330,160,090

a	Non-income producing security.
b	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S.depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$102,822,287
Gross unrealized depreciation	(7,606,698)

Net unrealized appreciation (depreciation)	$95,215,589
Cost for federal income tax purposes	$234,635,655

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2015, in valuing Mid Cap Growth Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	67,710,895	67,710,895	–	–
Consumer Staples	14,729,501	14,729,501	–	–
Energy	12,032,164	12,032,164	–	–
Financials	28,660,047	28,660,047	–	–
Health Care	56,612,991	56,612,991	–	–
Industrials	44,881,530	44,881,530	–	–
Information Technology	77,158,124	77,158,124	–	–
Materials	8,132,696	8,132,696	–	–
Telecommunications Services	6,551,267	6,551,267	–	–
Short-Term Investments	13,382,029	13,382,029	–	–

Total	$329,851,244	$329,851,244	$–	$–

There were no significant transfers between Levels during the period ended July 31, 2015. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mid Cap Growth Fund, is as follows:

Fund	Value October 31, 2014	Gross Purchases	Gross Sales	Shares Held at July 31, 2015	Value July 31, 2015	Income Earned November 1, 2014 - July 31, 2015
Cash Management Trust-Collateral Investment	$1,575,210	$75,567,262	$77,142,472	–	$–	$4,258
Cash Management Trust-Short Term Investment	16,400,100	90,812,820	93,830,891	13,382,029	13,382,029	9,201
Total Value and Income Earned	17,975,310				13,382,029	13,459

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
117

PARTNER MID CAP VALUE FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Shares	Common Stock (99.6%)	Value

Consumer Discretionary (11.7%)
8,742	Best Buy Company, Inc.	$282,279
7,329	Discovery Communications, Inc., Class Aa	242,004
3,111	Fossil, Inc.[a]	213,881
14,804	Gap, Inc.	540,050
6,032	Kate Spade & Company[a]	121,364
7,620	Liberty Media Corporation[a]	287,274
20,559	MGM Resorts International[a]	403,367
997	Mohawk Industries, Inc.[a]	200,985
3,271	Ralph Lauren Corporation	411,786
4,186	Scripps Networks Interactive, Inc.	261,960
23,960	Staples, Inc.	352,452
4,702	Vista Outdoor, Inc.[a]	221,793

	Total	3,539,195

Consumer Staples (7.0%)
10,392	ConAgra Foods, Inc.	457,871
2,580	Energizer Holdings, Inc.	246,932
3,058	Mead Johnson Nutrition Company	270,297
4,249	Molson Coors Brewing Company	302,274
9,142	Tyson Foods, Inc.	405,448
12,236	Whole Foods Market, Inc.	445,390

	Total	2,128,212

Energy (8.2%)
12,905	Antero Resources Corporation[a]	355,017
5,966	Cameron International Corporation[a]	301,044
3,949	Concho Resources, Inc.[a]	420,805
3,943	Devon Energy Corporation	194,863
7,924	Newfield Exploration Company[a]	259,828
2,957	Pioneer Natural Resources Company	374,859
20,854	Southwestern Energy Company[a]	387,884
19,119	Weatherford International, Ltd.[a]	204,191

	Total	2,498,491

Financials (30.1%)
7,294	Arthur J. Gallagher & Company	345,954
20,606	Brixmor Property Group, Inc.	504,229
22,826	Citizens Financial Group, Inc.	595,074
22,521	DDR Corporation	367,092
2,180	Everest Re Group, Ltd.	399,202
15,982	Fifth Third Bancorp	336,741
16,834	First Horizon National Corporation	266,819
25,796	Genworth Financial, Inc.[a]	180,830
38,295	Huntington Bancshares, Inc.	446,903
10,776	Lincoln National Corporation	606,904
3,535	Mid-America Apartment Communities, Inc.	284,002
30,320	Navient Corporation	476,024
3,523	PacWest Bancorp	163,080
6,268	Principal Financial Group, Inc.	347,937
11,317	Prologis, Inc.	459,583
10,649	Raymond James Financial, Inc.	628,291
10,647	RLJ Lodging Trust	317,600
37,015	SLM Corporation[a]	337,947
18,247	Starwood Property Trust, Inc.	397,055
5,950	Validus Holdings, Ltd.	275,782
6,842	Voya Financial, Inc.	321,232
4,073	W.R. Berkley Corporation	226,948
8,219	XL Group plc	312,486
16,755	Zions Bancorporation	522,588

	Total	9,120,303

Health Care (6.4%)
8,082	Allscripts Healthcare Solutions, Inc.[a]	116,866
6,736	Endo International plc[a]	589,669

Shares	Common Stock (99.6%)	Value

Health Care (6.4%) - continued
6,288	Envision Healthcare Holdings, Inc.[a]	$281,702
3,358	Laboratory Corporation of America Holdings[a]	427,440
2,375	Mylan NVa	132,976
3,823	Zimmer Biomet Holdings, Inc.	397,860

	Total	1,946,513

Industrials (11.8%)
4,812	Armstrong World Industries, Inc.[a]	281,502
6,850	Fortune Brands Home and Security, Inc.	327,087
24,669	Hertz Global Holdings, Inc.[a]	419,126
6,671	Jacobs Engineering Group, Inc.[a]	280,983
3,120	Kansas City Southern	309,473
3,589	Kirby Corporation[a]	259,879
11,629	Terex Corporation	257,699
8,253	Textron, Inc.	360,656
4,611	Triumph Group, Inc.	248,302
7,933	Tyco International plc	301,375
9,212	United Continental Holdings, Inc.[a]	519,465

	Total	3,565,547

Information Technology (11.7%)
26,318	Atmel Corporation	217,913
45,556	Brocade Communications Systems, Inc.	467,405
3,107	Citrix Systems, Inc.[a]	234,920
5,328	Fidelity National Information Services, Inc.	348,611
15,309	JDS Uniphase Corporation[a]	169,777
13,286	Maxim Integrated Products, Inc.	452,255
7,835	Microchip Technology, Inc.	335,651
10,831	Pandora Media, Inc.[a]	189,759
4,551	VMware, Inc.[a]	405,631
5,181	Western Digital Corporation	445,877
6,873	Xilinx, Inc.	286,948

	Total	3,554,747

Materials (6.3%)
8,490	Axalta Coating Systems, Ltd.[a]	270,067
5,384	Celanese Corporation	354,913
6,170	CF Industries Holdings, Inc.	365,264
1,962	Martin Marietta Materials, Inc.	307,681
5,597	Packaging Corporation of America	396,212
10,839	Steel Dynamics, Inc.	217,105

	Total	1,911,242

Utilities (6.4%)
13,876	FirstEnergy Corporation	471,229
13,615	NRG Energy, Inc.	305,657
5,678	PG&E Corporation	298,152
5,265	SCANA Corporation	288,522
5,744	Sempra Energy	584,624

	Total	1,948,184

	Total Common Stock (cost $32,070,596)	30,212,434

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
118

PARTNER MID CAP VALUE FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Shares or Principal Amount	Short-Term Investments (1.0%)[b]	Value

	Thrivent Cash Management Trust
289,303	0.070%	$289,303

	Total Short-Term Investments (at amortized cost)	289,303

	Total Investments (cost $32,359,899) 100.6%	$30,501,737

	Other Assets and Liabilities, Net (0.6%)	(172,578)

	Total Net Assets 100.0%	$30,329,159

a	Non-income producing security.
b	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$1,300,940
Gross unrealized depreciation	(3,159,102)

Net unrealized appreciation (depreciation)	($1,858,162)

Cost for federal income tax purposes	$32,359,899

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2015, in valuing Partner Mid Cap Value Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	3,539,195	3,539,195	–	–
Consumer Staples	2,128,212	2,128,212	–	–
Energy	2,498,491	2,498,491	–	–
Financials	9,120,303	9,120,303	–	–
Health Care	1,946,513	1,946,513	–	–
Industrials	3,565,547	3,565,547	–	–
Information Technology	3,554,747	3,554,747	–	–
Materials	1,911,242	1,911,242	–	–
Utilities	1,948,184	1,948,184	–	–
Short-Term Investments	289,303	289,303	–	–

Total	$30,501,737	$30,501,737	$–	$–

There were no significant transfers between Levels during the period ended July 31, 2015. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Mid Cap Value Fund, is as follows:

Fund	Value October 31, 2014	Gross Purchases	Gross Sales	Shares Held at July 31, 2015	Value July 31, 2015	Income Earned November 1, 2014 - July 31, 2015
Cash Management Trust- Short Term Investment	$5,641,758	$40,459,453	$45,811,908	289,303	$289,303	$2,645
Total Value and Income Earned	5,641,758				289,303	2,645

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
119

MID CAP STOCK FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Shares	Common Stock (94.1%)	Value

Consumer Discretionary (9.2%)
212,400	Cheesecake Factory, Inc.	$12,263,976
341,750	DISH Network Corporation[a]	22,080,467
114,150	Harman International Industries, Inc.	12,289,389
190,750	Scripps Networks Interactive, Inc.	11,937,135
508,600	Time, Inc.	11,351,952
403,900	Toll Brothers, Inc.[a]	15,719,788

	Total	85,642,707

Consumer Staples (3.9%)
153,050	Ingredion, Inc.	13,499,010
171,700	Keurig Green Mountain, Inc.	12,884,368
136,700	Molson Coors Brewing Company	9,724,838

	Total	36,108,216

Energy (4.1%)
48,850	Cameron International Corporation[a]	2,464,971
28,850	Cimarex Energy Company	3,003,862
169,250	Denbury Resources, Inc.[b]	666,845
24,400	Dril-Quip, Inc.[a]	1,425,204
21,750	Energen Corporation	1,200,600
40,250	Ensco plc	667,345
24,200	EQT Corporation	1,859,770
24,000	Gulfport Energy Corporation[a]	786,240
101,800	Helix Energy Solutions Group, Inc.[a]	852,066
65,550	HollyFrontier Corporation	3,163,443
35,450	National Oilwell Varco, Inc.	1,493,508
58,800	Newfield Exploration Company[a]	1,928,052
55,700	Noble Energy, Inc.	1,962,311
43,800	Oceaneering International, Inc.	1,752,876
39,050	Oil States International, Inc.[a]	1,175,796
84,200	Patterson-UTI Energy, Inc.	1,388,037
63,650	Rowan Companies plc	1,096,689
37,000	SM Energy Company	1,371,590
147,000	Superior Energy Services, Inc.	2,499,000
17,850	Tesoro Corporation	1,737,519
119,550	Weatherford International, Ltd.[a]	1,276,794
36,100	Western Refining, Inc.	1,594,176
39,250	Whiting Petroleum Corporation[a]	804,233
51,950	World Fuel Services Corporation	2,111,767

	Total	38,282,694

Financials (24.2%)
599,300	Assured Guaranty, Ltd.	14,658,878
416,150	Brixmor Property Group, Inc.	10,183,191
135,450	Camden Property Trust	10,785,883
147,950	Digital Realty Trust, Inc.	9,508,746
625,800	Duke Realty Corporation	12,622,386
318,450	First Republic Bank	20,313,926
762,309	Host Hotels & Resorts, Inc.	14,773,548
2,236,350	Huntington Bancshares, Inc.	26,098,204
999,450	KeyCorp	14,831,838
125,000	M&T Bank Corporation	16,393,750
406,025	NASDAQ OMX Group, Inc.	20,719,456
276,440	Northern Trust Corporation	21,144,896
243,500	Raymond James Financial, Inc.	14,366,500
648,552	Zions Bancorporation	20,228,337

	Total	226,629,539

Health Care (15.6%)
348,050	Acorda Therapeutics, Inc.[a]	11,958,998
810,500	Allscripts Healthcare Solutions, Inc.[a]	11,719,830
114,414	C.R. Bard, Inc.	22,499,513
75,550	Edwards Lifesciences Corporation[a]	11,495,688
574,500	Hologic, Inc.[a]	23,933,670
84,350	Illumina, Inc.[a]	18,497,955
35,700	Medivation, Inc.[a]	3,760,281

Shares	Common Stock (94.1%)	Value

Health Care (15.6%) - continued
176,150	Universal Health Services, Inc.	$25,582,265
123,600	Waters Corporation[a]	16,499,364

	Total	145,947,564

Industrials (12.7%)
651,341	ADT Corporation[b]	22,490,805
225,700	Flowserve Corporation	10,605,643
129,600	Huntington Ingalls Industries, Inc.	15,216,336
118,398	Manpower, Inc.	10,712,651
499,594	Oshkosh Corporation	18,255,165
727,450	Southwest Airlines Company	26,333,690
124,200	WABCO Holdings, Inc.[a]	15,334,974

	Total	118,949,264

Information Technology (19.9%)
122,550	Alliance Data Systems Corporation[a]	33,706,152
1,285,940	Applied Materials, Inc.	22,323,919
234,903	eBay, Inc.[a]	6,605,472
582,800	Juniper Networks, Inc.	16,563,176
439,600	NetApp, Inc.	13,693,540
1,575,112	NVIDIA Corporation	31,423,485
303,853	PayPal Holdings, Inc.[a]	11,759,111
383,750	Progress Software Corporation[a]	11,389,700
304,350	Red Hat, Inc.[a]	24,067,998
773,451	Teradyne, Inc.	14,896,666

	Total	186,429,219

Materials (2.9%)
397,800	Owens-Illinois, Inc.[a]	8,493,030
924,444	Steel Dynamics, Inc.	18,516,613

	Total	27,009,643

Utilities (1.6%)
358,350	Public Service Enterprise Group, Inc.	14,932,445

	Total	14,932,445

	Total Common Stock (cost $662,968,927)	879,931,291

Shares	Collateral Held for Securities Loaned (2.5%)	Value

23,349,666	Thrivent Cash Management Trust	23,349,666

	Total Collateral Held for Securities Loaned (cost $23,349,666)	23,349,666

Shares or Principal Amount	Short-Term Investments (5.6%)[c]	Value

52,960,989	Thrivent Cash Management Trust 0.070%	52,960,989

	Total Short-Term Investments (at amortized cost)	52,960,989

	Total Investments (cost $739,279,582) 102.2%	$956,241,946

	Other Assets and Liabilities, Net (2.2%)	(20,849,611)

	Total Net Assets 100.0%	$935,392,335

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
120

MID CAP STOCK FUND

Schedule of Investments as of July 31, 2015

(unaudited)

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$249,170,226
Gross unrealized depreciation	(32,207,862)

Net unrealized appreciation (depreciation)	$216,962,364

Cost for federal income tax purposes	$739,279,582

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2015, in valuing Mid Cap Stock Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	85,642,707	85,642,707	–	–
Consumer Staples	36,108,216	36,108,216	–	–
Energy	38,282,694	38,282,694	–	–
Financials	226,629,539	226,629,539	–	–
Health Care	145,947,564	145,947,564	–	–
Industrials	118,949,264	118,949,264	–	–
Information Technology	186,429,219	186,429,219	–	–
Materials	27,009,643	27,009,643	–	–
Utilities	14,932,445	14,932,445	–	–
Collateral Held for Securities Loaned	23,349,666	23,349,666	–	–
Short-Term Investments	52,960,989	52,960,989	–	–

Total	$956,241,946	$956,241,946	$–	$–

There were no significant transfers between Levels during the period ended July 31, 2015. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mid Cap Stock Fund, is as follows:

Fund	Value October 31, 2014	Gross Purchases	Gross Sales	Shares Held at July 31, 2015	Value July 31, 2015	Income Earned November 1, 2014 - July 31, 2015
Cash Management Trust-Collateral Investment	$42,247,150	$174,658,606	$193,556,090	23,349,666	$23,349,666	$86,665
Cash Management Trust-Short Term Investment	40,850,015	88,523,818	76,412,844	52,960,989	52,960,989	24,071
Total Value and Income Earned	83,097,165				76,310,655	110,736

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
121

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Shares	Common Stock (86.6%)	Value

Australia (2.5%)
20,279	Altium, Ltd.	$66,615
6,178	Ansell, Ltd.	112,933
63,203	Australian Pharmaceutical Industries, Ltd.	73,421
17,995	BT Investment Management, Ltd.	127,883
77,903	Cabcharge Australia, Ltd.	189,802
80,144	Caltex Australia, Ltd.	2,018,919
19,716	Charter Hall Group	68,050
48,562	Commonwealth Bank of Australia	3,100,900
532,135	CSR, Ltd.	1,452,079
30,583	Domino’s Pizza Enterprises, Ltd.	901,990
271,115	Downer EDI, Ltd.	899,660
422,197	Echo Entertainment Group, Ltd.	1,545,839
185,748	Evolution Mining, Ltd.	135,176
3,021	GUD Holdings, Ltd.	20,628
1,087,170	Incitec Pivot, Ltd.	2,872,435
159,168	Independence Group NL	438,049
60,199	JB Hi-Fi, Ltd.	848,258
57,662	M2 Telecommunications Group, Ltd.	464,342
32,736	Macquarie Group, Ltd.	1,959,357
270,525	Northern Star Resources, Ltd.	407,829
113,233	Nufarm, Ltd.	637,734
34,586	OZ Minerals, Ltd.	93,593
33,350	Premier Investments, Ltd.	324,675
33,260	Ramsay Health Care, Ltd.	1,622,328
25,073	Sandfire Resources NL	109,913
578,497	Sigma Pharmaceuticals, Ltd.	367,031
10,259	Sirtex Medical, Ltd.	230,829
181,278	South32, Ltd.[a]	236,522
25,964	South32, Ltd.[a]	32,962
20,832	Technology One, Ltd.	60,623

	Total	21,420,375

Austria (0.7%)
60,131	AMS AG	2,607,481
6,916	Austria Technologie & Systemtechnik AG	117,161
3,407	Flughafen Wien Aktiengesellschaft	293,726
2,861	Lenzing AG	208,520
190	Mayr-Melnhof Karton AG	22,014
12,987	Osterreichische Post AG	579,790
1,860	Porr AG	54,541
3,538	S IMMO AG	31,512
41,544	Voestalpine AG	1,781,267

	Total	5,696,012

Belgium (0.7%)
20,905	Anheuser-Busch InBev NV	2,497,763
17,786	bpost SA	503,334
939	Compagnie d’ Entreprises CFE	125,301
20,772	Delhaize Group SA	1,880,695
1,564	Galapagos NVa	93,836
2,437	KBC Ancora	100,438
4,375	Kinepolis Group NV	176,674
6,562	Melexis NV	351,067
1,773	SA D’Ieteren NV	64,822

	Total	5,793,930

Bermuda (0.6%)
94,500	Jardine Matheson Holdings, Ltd.	5,132,387

	Total	5,132,387

Brazil (1.3%)
388,078	Banco Bradesco SA ADR	3,081,340
33,848	BRF SA	707,121
50,000	Lojas Renner SA	1,585,157

Shares	Common Stock (86.6%)	Value

Brazil (1.3%) - continued
67,707	Multiplan Empreendimentos Imobiliarios SA	$916,747
129,895	Souza Cruz SA	919,977
151,412	Ultrapar Participacoes SA	3,100,807
153,032	Vale SA ADR[b]	804,948

	Total	11,116,097

Canada (3.3%)
78,512	Alimentation Couche-Tard, Inc.	3,504,030
236,400	Bankers Petroleum, Ltd.[a]	460,924
85,306	Brookfield Asset Management, Inc.	2,978,225
56,848	Canadian National Railway Company	3,546,453
5,100	Constellation Software, Inc.	2,267,655
36,745	Dollarama, Inc.	2,187,252
74,117	Entertainment One, Ltd.	385,680
2,690	Fairfax Financial Holdings, Ltd.	1,297,313
78,753	Metro, Inc.	2,143,074
76,178	Royal Bank of Canada	4,441,897
52,900	Toronto-Dominion Bank	2,134,444
50,716	Transcanada Corporation	1,971,093
92,794	Whitecap Resources, Inc.	808,848

	Total	28,126,888

Chile (0.2%)
73,146	Banco Santander Chile SA ADR[b]	1,476,818

	Total	1,476,818

China (0.7%)
1,010,000	FIH Mobile, Ltd.	527,609
3,393,708	Lenovo Group, Ltd.	3,678,231
2,005,000	PetroChina Company, Ltd.	1,975,200

	Total	6,181,040

Denmark (2.0%)
3,747	Aktieselskabet Schouw & Company	203,484
9,456	Bavarian Nordic ASa	446,852
17,007	Carlsberg AS	1,481,743
119,919	Danske Bank AS	3,749,209
1,203	DFDS AS	165,184
1,127	Genmab ASa	106,191
5,021	NKT Holding AS	281,538
105,099	Novo Nordisk AS	6,202,574
18,333	Pandora AS	2,064,365
390	Per Aarsleff AS	133,845
34,898	Royal Unibrew AS	1,142,027
2,005	SimCorp AS	85,425
3,618	Spar Nord Bank AS	42,522
17,268	Sydbank AS	653,700

	Total	16,758,659

Faroe Islands (0.1%)
21,776	Bakkafrost PF	661,051

	Total	661,051

Finland (0.2%)
8,755	Metsa Board Oyj	62,376
50,279	Sponda Oyj	199,892
134,467	Stora Enso Oyj	1,266,026
1,030	Tieto Oyj	26,374
7,618	Valmet Oyj	90,158

	Total	1,644,826

France (7.0%)
5,061	ABC Arbitrage	26,902
3,205	Adocia[a]	304,198
33,144	Air France-KLM[a]	237,101

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
122

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Shares	Common Stock (86.6%)	Value

France (7.0%) - continued
3,736	Alten SA	$188,277
6,158	Assystem	121,531
205,267	AXA SA	5,405,750
3,713	Boiron SA	411,858
75,688	Cap Gemini SA	7,230,573
3,238	Cegid Group	139,991
28,636	Christian Dior SE	5,923,274
138,103	Compagnie de Saint-Gobain	6,542,947
33,056	Danone SA	2,242,592
192,775	Engie	3,696,936
1,840	Euler Hermes Group	191,697
898	Gaztransport Et Technigaz SA	54,785
834	Guerbet	53,674
59,809	Havas SA	514,315
10,485	Ingenico Group	1,373,364
13,210	Innate Pharma SAa	205,638
19,431	Ipsen SA	1,252,038
14,460	Ipsos SA	362,556
26,019	Mercialys SA	593,224
24,847	Metropole Television SA	502,376
78,422	Natixis	575,556
36,069	Numericable-SFR SAS[a]	1,966,575
17,388	Renault SA	1,600,698
32,450	Safran SA	2,456,812
13,530	Saft Groupe SA	551,823
2,435	SEB SA	245,771
1,012	Societe de la Tour Eiffel - Warrants[c]	300
113,771	Societe Generale	5,586,318
116,661	Technicolor SA	922,613
22,121	Thales SA	1,494,883
78,350	Total SA	3,866,016
45,729	UbiSoft Entertainment SAa	888,443
60,487	Veolia Environnement SA	1,351,042
2,353	Vicat SA	174,993

	Total	59,257,440

Germany (5.1%)
7,650	Aareal Bank AG	312,096
3,532	Aurelius AG	170,690
16,698	Aurubis AG	998,928
16,856	Bayer AG	2,489,234
46,008	Borussia Dortmund GmbH & Company KGaA	207,851
26,190	Brenntag AG	1,456,422
4,714	Centrotec Sustainable AG	76,791
5,780	CTS Eventim AG & Company KGaA	217,828
112,096	Daimler AG	10,027,636
11,975	Deutsche Beteiligungs AG	386,195
187,596	Deutsche Telekom AG	3,392,192
13,885	Deutz AG	81,089
24,257	Duerr AG	1,996,689
41,392	Evonik Industries AG	1,658,796
5,417	Freenet AG	185,901
40,322	Fresenius SE & Company KGaA	2,790,117
16,170	Gerresheimer AG	1,189,895
6,301	Grammer AG	176,432
3,587	Homag Group AG	137,880
485	Indus Holding AG	23,902
149,126	Infineon Technologies AG	1,672,779
3,822	Jungheinrich AG	269,448
7,824	Kion Group AGa	358,529
8,849	Krones AG	1,020,156
17,609	KUKA AGb	1,506,877
2,556	Nemetschek AG	94,558
39,126	Nordex SEa	1,114,378
31,978	ProSiebenSat.1 Media AG	1,634,819

Shares	Common Stock (86.6%)	Value

Germany (5.1%) - continued
895	R. Stahl AG	$37,346
32,782	Rhoen-Klinikum AG	911,096
10,120	Siemens AG	1,084,317
9,091	Software AG	272,000
114	STO Aktiengesellschaft	17,778
943	STRATEC Biomedical AG	52,507
1,196	Stroeer SE	59,144
7,902	Takkt AG	151,031
187,975	ThyssenKrupp AG	4,767,037
2,982	Wacker Neuson SE	60,114
1,940	XING AG	325,602
1,451	zooplus AGa	200,512

	Total	43,586,592

Hong Kong (3.2%)
613,400	AIA Group, Ltd.	3,989,885
150,000	Brightoil Petroleum Holdings, Ltd.[a]	54,865
65,000	Champion REIT[a]	36,054
416,179	Cheung Kong Holdings, Ltd.[a]	6,177,547
83,000	Cheung Kong Property Holdings, Ltd.	691,640
277,500	China Mobile, Ltd.	3,632,699
60,669	Dah Sing Financial Holdings, Ltd.	396,057
125,000	Emperor Entertainment Hotel, Ltd.	28,056
220,000	Emperor International Holdings, Ltd.	46,508
228,000	Giordano International, Ltd.	115,584
332,000	Global Brands Group Holding, Ltd.[a]	73,572
663,000	Hang Lung Group, Ltd.	2,988,336
86,000	Hutchison Telecommunications Hong Kong Holdings, Ltd.	37,708
1,968,752	New World Development Company, Ltd.	2,377,350
398,000	NewOcean Energy Holdings, Ltd.	177,271
1,796,000	PCCW, Ltd.	1,074,782
161,000	Samson Holding, Ltd.	21,391
584,000	Shun Tak Holdings, Ltd.	320,458
62,500	SmarTone Telecommunications Holdings, Ltd.	127,678
26,000	Sun Hung Kai & Company, Ltd.	17,300
62,000	Sunlight Real Estate Investment Trust	31,576
150,500	Swire Pacific, Ltd., Class A	1,927,427
270,000	Swire Pacific, Ltd., Class B	634,449
166,950	Swire Properties, Ltd.	536,802
136,000	Texwinca Holdings, Ltd.	164,555
418,000	Truly International Holdings, Ltd.	140,191
648,000	United Laboratories International Holdings[a]	390,473
200,000	Wheelock and Company, Ltd.	1,034,831

	Total	27,245,045

Hungary (0.1%)
70,010	Richter Gedeon Nyrt	1,124,807

	Total	1,124,807

India (2.3%)
9,500	Grasim Industries, Ltd.	550,397
48,179	Hero Motocorp, Ltd.	2,013,655
129,000	Hindustan Unilever, Ltd.	1,852,793
211,191	Housing Development Finance Corporation	4,412,431
337,000	ICICI Bank, Ltd.	1,594,808
29,221	ICICI Bank, Ltd. ADR	294,256
198,000	Infosys, Ltd.	3,330,454
544,864	ITC, Ltd.	2,768,159
52,428	Ultra Tech Cement, Ltd.[a]	2,576,001

	Total	19,392,954

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
123

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Shares	Common Stock (86.6%)	Value

Indonesia (0.5%)
6,637,300	Astra International Tbk PT	$3,259,262
747,100	Indocement Tunggal Prakarsa Tbk PT	1,104,317

	Total	4,363,579

Ireland (1.0%)
82,798	Aer Lingus Group plc	227,332
122,864	Beazley plc	646,932
47,034	CRH plc	1,391,113
18,366	DCC plc	1,451,355
6,361	Grafton Group plc	71,373
167,607	Henderson Group plc	744,323
19,032	Ryanair Holdings plc ADR	1,410,461
59,466	Smurfit Kappa Group plc	1,788,306
50,430	United Drug plc	394,950

	Total	8,126,145

Israel (0.7%)
22,726	Delek Automotive Systems, Ltd.	253,036
409,441	Israel Chemicals, Ltd.	2,833,443
35,974	Teva Pharmaceutical Industries, Ltd. ADR	2,482,926

	Total	5,569,405

Italy (3.2%)
18,094	Ansaldo STS SPA	187,192
264,768	Assicurazioni Generali SPA	5,217,846
21,183	ASTM SPA	286,401
37,414	Azimut Holding SPA	934,511
20,322	Banca IFIS SPA	506,616
390,828	Banca Popolare di Milano SCRL	422,736
2,382	Biesse SPA	40,105
6,806	Brembo SPA	307,135
36,756	Cementir Holding SPA	246,645
29,491	Credito Emiliano SPA	248,606
9,628	DiaSorin SPA	442,240
139,612	Eni SPA	2,443,294
41,989	ERG SPA	543,227
4,475	Industria Macchine Automatiche SPA	231,705
2,262,507	Intesa Sanpaolo SPA	8,710,945
2,594	La Doria SPA	36,750
15,963	Mediaset SPA	80,830
69,026	Moncler SPA	1,402,443
150,659	Recordati SPA	3,752,295
1,433	Reply SPA	161,709
21,466	Salini Impregilo SPA	102,426
271,719	Saras SPA[a]	613,542
41,362	Societa Cattolica di Assicurazioni SCRL	338,333
5,279	Tamburi Investment Partners SPA	20,118
1,319	Tamburi Investment Partners SPA - Warrants	807
18,135	Unipol Gruppo Finanziario SPA	97,178

	Total	27,375,635

Japan (16.9%)
24,800	Aderans Company, Ltd.	200,783
420	Advance Residence Investment Corporation	916,426
282	AEON REIT Investment Corporation	339,022
81,300	Alpine Electronics, Inc.	1,339,444
75,300	Alps Electric Company, Ltd.	2,373,382
14,500	Arcs Company, Ltd.	317,732
2,100	Artnature, Inc.	17,920
11,800	Ashikaga Holdings Company, Ltd.	49,585
19,400	ASKA Pharmaceutical Company, Ltd.	250,090
2,500	Bank of The Ryukyus, Ltd.	37,142

Shares	Common Stock (86.6%)	Value

Japan (16.9%) - continued
62,200	Bridgestone Corporation	$2,344,626
4,700	Broadleaf Company, Ltd.	44,958
1,600	C. Uyemura & Company, Ltd.	85,074
33,000	Canon Marketing Japan, Inc.	521,807
19,600	Century Tokyo Leasing Corporation	664,914
7,900	Chiyoda Integre Company, Ltd.	174,994
19,000	Chugoku Marine Paints, Ltd.	137,535
2,700	Cocokara Fine, Inc.	101,203
61,500	COMSYS Holdings Corporation	932,353
129,000	Cosmo Oil Company, Ltd.[a]	208,910
8,500	Daido Metal Company, Ltd.	80,785
14,158	Daiichikosho Company, Ltd.	556,682
217,000	Daikyo, Inc.	367,563
8,000	Daishi Bank, Ltd.	34,502
73	Daiwa House Residential Investment Corporation	153,937
114	Daiwa Office Investment Corporation	562,975
506,189	Daiwa Securities Group, Inc.	3,933,310
120,000	Daiwabo Holdings Company, Ltd.	226,464
168,200	DCM Holdings Company, Ltd.	1,531,123
2,400	Dena Company, Ltd.	47,680
9,100	Digital Garage, Inc.	130,289
30,700	Doutor Nichires Holdings Company, Ltd.	493,850
1,600	Dr. Ci:Labo Company, Ltd.	29,318
17,800	DTS Corporation	397,497
23,000	Ebara Corporation	104,360
54,500	EDION Corporation	359,778
29,700	Ezaki Glico Company, Ltd.	1,627,218
17,800	Foster Electric Company, Ltd.	365,745
79	Frontier Real Estate Investment Corporation	344,048
278,000	Fuji Electric Company, Ltd.	1,149,322
69,700	Fuji Heavy Industries, Ltd.	2,575,242
45,716	Fuji Machine Manufacturing Company, Ltd.	435,120
12,400	Fuji Soft, Inc.	259,091
23,000	Fujibo Holdings, Inc.	44,319
49,800	FUJIFILM Holdings NPV	1,975,005
49,000	Fujikura, Ltd.	259,393
5,900	Fujimi Incorporated	80,680
4,000	Fukuyama Transporting Company, Ltd.	20,549
32,900	Funai Electric Company, Ltd.	365,849
104,000	Furukawa Electric Company, Ltd.	172,604
6,400	Fuyo General Lease Company, Ltd.	268,191
9,800	Geo Holdings Corporation	134,949
203	Global One Real Estate Investment Corporation	686,872
6,700	Glory, Ltd.	194,813
114,100	Gree, Inc.	671,067
13,300	G-Tekt Corporation	123,152
11,100	Gurunavi, Inc.	177,011
151	Hankyu REIT, Inc.	164,220
5,400	Happinet Corporation	57,039
12,500	Haseko Corporation	158,287
1,800	Heiwa Corporation	39,528
19,900	Heiwa Real Estate Company, Ltd.	287,138
5,000	Hitachi Capital Corporation	135,816
12,300	IBJ Leasing Company, Ltd.	289,224
219	Ichigo Real Estate Investment Corporation	153,833
1,400	Inaba Denki Sangyo Company, Ltd.	47,687
37,000	Jaccs Company, Ltd.	177,825
19,540	JAFCO Company, Ltd.	956,302
58,400	Japan Airlines Company, Ltd.	2,203,377

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
124

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Shares	Common Stock (86.6%)	Value

Japan (16.9%) - continued
1,100	Japan Digital Laboratory Company, Ltd.	$16,098
112	Japan Logistics Fund, Inc.	211,089
337	Japan Rental Housing Investments, Inc.	223,229
17,778	Japan Vilene Company, Ltd.	118,240
9,000	Japan Wool Textile Company, Ltd.	70,905
80,000	JFE Holdings, Inc.	1,498,071
16,000	J-Oil Mills, Inc.	54,221
86,100	JTEKT Corporation	1,486,792
11,800	Kadokawa Dwango Corporation	140,618
16,000	Kaken Pharmaceutical Company, Ltd.	596,134
47,800	Kao Corporation	2,423,296
151,300	KDDI Corporation	3,840,912
78	Kenedix Office Investment Corporation	361,383
45,000	Kinden Corporation	599,778
21,300	Kissei Pharmaceutical Company, Ltd.	521,272
76,400	KITZ Corporation	349,093
15,600	KOA Corporation	141,768
15,079	Koei Tecmo Holdings Company, Ltd.	297,543
30,200	Kohnan Shoji Company, Ltd.	410,342
39,400	Kokuyo Company, Ltd.	409,208
5,900	KOMERI Company, Ltd.	142,273
7,700	Komori Corporation	85,641
4,600	Konoike Transport Company, Ltd.	59,534
79,000	Kureha Corporation	298,200
3,300	Kusuri No Aoki Company, Ltd.	171,024
18,300	Kyokuto Securities Company, Ltd.	267,626
15,200	KYORIN Holdings, Inc.	296,100
44,200	Kyowa Exeo Corporation	538,127
684,442	Leopalace21 Corporation[a]	3,742,780
7,100	Macnica Fuji Electronics Holdings, Inc.[a]	87,973
15,000	Maeda Road Construction Company, Ltd.	275,514
15,000	Marudai Food Company, Ltd.	59,399
50,400	Marusan Securities Company, Ltd.	563,470
7,500	Maruwa Company, Ltd.	169,643
800	Matsumotokiyoshi Holdings Company, Ltd.	38,610
148	MCUBS MidCity Investment Corporation	377,011
6,800	MegaChips Corporation	76,333
9,200	Meiko Network Japan Company, Ltd.	101,992
4,200	MEITEC Corporation	165,743
13,400	Melco Holdings, Inc.	234,154
36,500	MIRAIT Holdings Corporation	418,819
29,600	Mito Securities Company, Ltd.	106,404
183,000	Mitsubishi Electric Corporation	1,965,464
166,800	Mitsubishi UFJ Financial Group, Inc.	1,213,818
1,665,867	Mitsui Chemicals, Inc.	6,239,536
13,100	Mitsui High-tec, Inc.	82,686
900	Mochida Pharmaceutical Company, Ltd.	49,928
82	Mori Trust Sogo Reit, Inc.	152,336
104,000	Morinaga Milk Industry Company, Ltd.	425,229
200,590	MS and AD Insurance Group Holdings, Inc.	6,317,047
16,600	Murata Manufacturing Company, Ltd.	2,459,331
7,000	Nanto Bank, Ltd.	23,577
19,100	NEC Networks & System Integration Corporation	400,101
87,100	Net One Systems Company, Ltd.	535,037
24,100	Nichi-iko Pharmaceutical Company, Ltd.	828,799

Shares	Common Stock (86.6%)	Value

Japan (16.9%) - continued
2,100	Nifty Corporation	$23,895
96,000	NIPPO Corporation	1,688,698
20,000	Nippon Flour Mills Company, Ltd.	133,055
67,000	Nippon Meat Packers, Inc.	1,628,468
3,494,282	Nippon Sheet Glass Company[a]	3,603,589
10,200	Nippon Signal Company, Ltd.	107,965
34,000	Nippon Thompson Company, Ltd.	167,727
1,610,180	Nippon Yusen Kabushiki Kaisha	4,401,570
3,900	Nishimatsuya Chain Company, Ltd.	37,518
593,775	Nissan Motor Company, Ltd.	5,649,491
65,000	Nisshin Oillio Group, Ltd.	280,874
23,400	Nissin Electric Company, Ltd.	140,202
14,000	Nittetsu Mining Company, Ltd.	65,813
15,500	Nitto Kogyo Corporation	342,296
1,900	Noevir Holdings Company, Ltd.	43,138
281	Nomura Real Estate Master Fund, Inc.	337,459
40	Nomura Real Estate Office Fund, Inc.	171,013
36	Nomura Real Estate Residential Fund, Inc.	190,174
52,900	North Pacific Bank, Ltd.	232,346
3,100	NS Solutions Corporation	122,241
20,600	NSD Company, Ltd.	276,639
5,800	Ohsho Food Service Corporation	194,534
5,000	Okasan Securities Group, Inc.	35,742
37,700	Otsuka Holdings Company, Ltd.	1,353,619
23,400	Paltac Corporation	455,477
4,000	PanaHome Corporation	25,173
5,100	Paramount Bed Holdings Company, Ltd.	152,292
11,700	Parco Company, Ltd.	116,311
15,400	Plenus Company, Ltd.	259,168
7,000	Pola Orbis Holdings, Inc.	427,665
16,000	Rengo Company, Ltd.	61,946
5,000	Riken Corporation	18,906
10,962	Riso Kagaku Corporation	208,893
30,500	Round One Corporation	150,033
52,000	Ryobi, Ltd.	212,557
1,800	Ryosan Company, Ltd.	46,499
7,000	Saint Marc Holdings Company, Ltd.	243,638
7,600	Saizeriya Company, Ltd.	176,890
13,000	Sakai Chemical Industry Company, Ltd.	42,242
4,600	San-A Company, Ltd.	238,345
8,700	Sangetsu Company, Ltd.	143,347
8,500	Sankyo Tateyama, Inc.	125,764
14,000	Sankyu, Inc.	79,456
3,000	Sanyo Denki Company, Ltd.	19,353
31,000	Sanyo Special Steel Company, Ltd.	136,314
700	Sawai Pharmaceutical Company, Ltd.	42,847
98,300	Sekisui House, Ltd.	1,460,268
4,000	SENKO Company, Ltd.	26,439
31,000	Shindengen Electric Manufacturing
	Company, Ltd.	143,844
23,700	Shinko Electric Industries Company, Ltd.	176,811
21,000	ShinMaywa Industries, Ltd.	212,555
82,000	Showa Denko KK	101,083
72,500	SKY Perfect JSAT Holdings, Inc.	363,934
36,000	SMK Corporation	165,221
53,000	Sompo Japan Nipponkoa Holdings, Inc.	1,867,344
3,400	Sugi Holdings Company, Ltd.	173,195
464,695	Sumitomo Corporation	5,275,365
5,300	Sumitomo Densetsu Company, Ltd.	71,291
319,000	Sumitomo Heavy Industries, Ltd.	1,610,011
34,600	Sumitomo Mitsui Financial Group, Inc.	1,560,253

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
125

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Shares	Common Stock (86.6%)	Value

Japan (16.9%) - continued
1,329,851	Sumitomo Mitsui Trust Holdings, Inc.	$6,176,656
36,000	Sumitomo Osaka Cement Company, Ltd.	134,972
18,900	Sumitomo Riko Company, Ltd.	152,390
15,000	Sumitomo Seika Chemicals Company, Ltd.	102,665
1,200	Sundrug Company, Ltd.	69,894
21,000	Tamron Company, Ltd.	438,515
31,700	TDK Corporation	2,216,607
11,300	Temp Holdings Company, Ltd.	466,751
28,000	Toagosei Company, Ltd.	217,489
2,300	TOCALO Company, Ltd.	47,249
4,000	Toei Company, Ltd.	28,637
30,400	Toho Holdings Company, Ltd.	756,137
57,500	Tokai Tokyo Financial Holdings, Inc.	439,195
2,000	Token Corporation	130,775
57,000	Tokio Marine Holdings, Inc.	2,373,657
69,000	Tokuyama Corporation[a]	125,729
30,600	Tokyo Seimitsu Company, Ltd.	607,137
172	Tokyu REIT, Inc.	198,690
106	Top REIT, Inc.	431,009
26,200	Toppan Forms Company, Ltd.	355,379
2,400	Torii Pharmaceutical Company, Ltd.	61,850
16,000	Towa Bank, Ltd.	15,217
4,400	Towa Pharmaceutical Company, Ltd.	336,329
44,000	Toyo Ink SC Holdings Company, Ltd.	175,184
4,400	Toyo Tanso Company, Ltd.	67,022
82,000	Toyota Motor Corporation	5,460,363
16,000	Tsubakimoto Chain Company	136,442
13,600	Tsumura & Company	285,133
1,800	TV Asahi Holdings Corporation	28,197
443,000	Ube Industries, Ltd.	774,806
10,900	Unipres Corporation	208,991
18,700	Wakita & Company, Ltd.	179,512
5,200	Warabeya Nichiyo Company, Ltd.	139,832
30,900	West Japan Railway Company	2,217,578
2,100	Yorozu Corporation	43,350

	Total	142,825,915

Jersey (0.8%)
298,400	WPP plc	6,855,963

	Total	6,855,963

Luxembourg (0.2%)
12,401	Oriflame Cosmetics SAa	183,569
65,000	Tenaris SA ADR[b]	1,634,750

	Total	1,818,319

Malaysia (0.2%)
580,475	CIMB Group Holdings Berhad	816,214
135,500	Public Bank Berhad	673,160

	Total	1,489,374

Mexico (1.1%)
42,000	Fomento Economico Mexicano SAB de CV ADR	3,806,880
12,100	Grupo Aeroportuario del Sureste SAB de CV ADR	1,810,281
582,813	Grupo Financiero Banorte SAB de CV ADR	3,078,916
271,000	Organizacion Soriana SAB de CV	539,898

	Total	9,235,975

Netherlands (3.8%)
900,327	Aegon NV	6,925,073
8,467	ASM International NV	380,714

Shares	Common Stock (86.6%)	Value

Netherlands (3.8%) - continued
48,665	ASML Holding NV	$4,837,562
370,285	BAM Group[a]	1,715,377
28,312	BE Semiconductor Industries NV	673,292
65,492	BinckBank NV	620,347
2,656	Eurocommercial Properties NV	114,598
11,953	Euronext NV	545,454
40,548	Heineken NV	3,188,677
100,829	Koninklijke DSM NV	5,754,252
22,064	Koninklijke Vopak NV	1,152,656
14,980	TKH Group NV	642,788
109,405	Unilever NV	4,901,152
7,035	Vastned Retail NV	319,771
2,777	Wessanen	29,764

	Total	31,801,477

New Zealand (0.1%)
414,432	Air New Zealand, Ltd.	721,856
17,722	Fisher & Paykel Healthcare Corporation, Ltd.	87,680
46,693	Nuplex Industries, Ltd.	140,164
17,747	Sky Network Television, Ltd.	71,678
22,205	Summerset Group Holdings, Ltd.	61,233

	Total	1,082,611

Norway (1.2%)
8,015	Atea ASA	69,421
39,633	Austevoll Seafood ASA	206,101
31,283	Avance Gas Holdings, Ltd.	522,805
32,541	Borregaard ASA	206,159
58,785	DnB ASA	958,339
212,614	Kongsberg Automotive ASA[a]	132,847
11,325	Leroy Seafood Group ASA	389,463
334,081	Marine Harvest ASA	4,123,780
24,436	SalMar ASA	386,408
17,538	SpareBank 1 SMN	135,776
74,813	Statoil ASA	1,261,246
8,793	TGS Nopec Geophysical Company ASA	184,968
31,780	Yara International ASA	1,581,188

	Total	10,158,501

Philippines (0.5%)
3,348,500	Ayala Land, Inc.	2,736,211
834,364	Bank of the Philippine Islands	1,731,573

	Total	4,467,784

Poland (0.2%)
42,805	Bank Pekao SA	1,806,001

	Total	1,806,001

Portugal (0.4%)
2,978,379	Banco Espirito Santo SAa,c	327
69,884	CTT-Correios de Portugal SA	720,495
105,827	Jeronimo Martins SGPS SA	1,572,817
108,209	Portucel SA	411,913
81,850	Zon Optimus SGPS SA	692,617

	Total	3,398,169

Russia (0.6%)
61,500	Lukoil ADR	2,532,483
13,197	Magnit PJSC	2,612,419

	Total	5,144,902

Singapore (0.4%)
167,000	DBS Group Holdings, Ltd.	2,458,611
73,600	Indofood Agri Resources, Ltd.	31,385
8,100	Jardine Cycle & Carriage, Ltd.	174,460

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
126

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Shares	Common Stock (86.6%)	Value

Singapore (0.4%) - continued
146,100	United Engineers, Ltd.	$265,181
39,700	Venture Corporation, Ltd.	227,171
132,800	Wing Tai Holdings, Ltd.	182,477

	Total	3,339,285

South Africa (0.5%)
108,890	Massmart Holdings, Ltd.	1,153,519
79,659	MTN Group, Ltd.	1,326,224
319,000	Truworths International, Ltd.	2,155,811

	Total	4,635,554

South Korea (0.8%)
8,003	E-Mart Company, Ltd.	1,635,773
93,125	KB Financial Group, Inc.	2,925,794
12,323	POSCO	2,053,885

	Total	6,615,452

Spain (2.8%)
26,866	Almirall SA	528,348
995,537	Banco Popular Espanol SA	4,571,944
674,832	Banco Santander SA	4,666,266
2,835	CIE Automotive SA	44,866
99,537	Ebro Foods SA	1,985,326
67,078	Gamesa Corporacion Tecnologia SA	1,062,316
67,049	Gas Natural SDG SA	1,455,257
629,023	Iberdrola SA	4,436,648
181,577	International Consolidated Airlines Group SAa	1,510,950
4,443	Let’s GOWEX SAa,c	0
165,404	Mediaset Espana Comunicacion SA	2,079,414
24,832	Viscofan SA	1,484,004

	Total	23,825,339

Sweden (2.2%)
6,006	Axfood AB	102,416
30,212	Bilia AB	607,278
63,285	BillerudKorsnas AB	972,164
3,813	BioGaia AB	123,538
86,866	Boliden AB	1,604,132
8,251	Clas Ohlson AB	152,553
10,792	Fastighets AB Balder[a]	179,601
10,331	Haldex AB	126,628
7,124	Industrial and Financial Systems	238,657
18,196	Intrum Justitia AB	618,796
56,961	Investor AB	2,196,052
53,332	Loomis AB	1,494,303
17,110	Micronic Mydata AB	107,856
21,359	NCC AB	638,406
2,133	Net Entertainment NE ABa	99,272
28,957	Nobia AB	339,657
12,299	Nolato AB	301,628
74,762	Skanska AB	1,574,428
58,612	Svenska Cellulosa AB SCA	1,667,773
456,965	Volvo AB	5,420,038

	Total	18,565,176

Switzerland (7.1%)
78,069	Adecco SAa	6,515,832
9,727	Ascom Holding AG	176,340
2,637	Autoneum Holding AG	544,045
153	Banque Cantonale Vaudoise	99,193
4,738	Cembra Money Bank AGa	288,527
190,317	Credit Suisse Group AG	5,614,504
1,365	Flughafen Zuerich AG	1,120,433
529	Forbo Holding AG	644,259
8,092	Georg Fischer AG	5,396,155

Shares	Common Stock (86.6%)	Value

Switzerland (7.1%) - continued
1,117	Inficon Holding AG	$331,759
1,405	Kaba Holding AG	898,572
409	Kardex AGa	23,957
1,696	Komax Holding AG	295,239
71,950	LafargeHolcim, Ltd.	5,006,170
9,280	Mobilezone Holding AG	160,381
838	Mobimo Holding AG	178,302
76,741	Nestle SA	5,805,463
115,598	Novartis AG	11,994,936
47,080	Roche Holding AG	13,602,484
21	Schweiter Technologies AG	16,448
434	Siegfried Holding AG	78,060
1,287	Tecan Group AG	157,695
5,436	Temenos Group AG	199,259
36,150	UBS Group AGa	831,128
2,629	Vontobel Holding AG	139,853
3,554	Zehnder Group AG	134,061

	Total	60,253,055

Taiwan (0.7%)
356,100	Taiwan Mobile Company, Ltd.	1,177,671
1,008,362	Taiwan Semiconductor Manufacturing Company, Ltd.	4,406,554

	Total	5,584,225

Thailand (1.1%)
8,448,135	Krung Thai Bank pcl	4,195,515
158,100	Siam Cement pcl	2,378,050
590,700	Siam Commercial Bank pcl	2,546,532

	Total	9,120,097

Turkey (0.7%)
765,258	Akbank TAS	2,043,004
99,796	BIM Birlesik Magazalar AS	1,692,618
698,000	Turkiye Garanti Bankasi AS	2,058,855

	Total	5,794,477

United Kingdom (8.7%)
229,109	3i Group plc	1,976,318
142,512	Amlin plc	1,134,449
16,541	Anite plc	32,483
125,351	Ashmore Group plc	519,531
94,343	Ashtead Group plc	1,446,707
718,075	BAE Systems plc	5,376,339
75,442	Bellway plc	2,834,850
44,131	Berendsen plc	704,890
25,794	Berkeley Group Holdings plc	1,354,591
33,605	Betfair Group plc	1,460,145
51,000	BHP Billiton plc	931,302
29,198	Big Yellow Group plc	321,230
18,224	Bodycote plc	194,136
111,745	Booker Group plc	311,988
11,508	Bovis Homes Group plc	205,005
22,283	Britvic plc	238,445
23,426	Chesnara plc	123,834
33,444	Close Brothers Group plc	757,869
10,697	Concentric AB	123,075
35,019	Dart Group plc	243,905
114,027	Debenhams PLC	156,069
20,236	Dialog Semiconductor plc[a]	1,009,208
24,704	Diploma plc	286,834
302,869	Direct Line Insurance Group plc	1,728,427
4,053	Domino’s Pizza Group plc	56,806
200,669	DS Smith plc	1,253,433
13,207	Fenner plc	34,353
6,399	Foxtons Group plc	24,334

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
127

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Shares	Common Stock (86.6%)	Value

United Kingdom (8.7%) - continued
36,137	Galliford Try plc	$1,000,544
231,025	Globo plc[a]	140,704
11,512	Go-Ahead Group plc	457,834
18,101	Greggs plc	383,023
87,450	Halfords Group plc	741,519
22,788	Hansteen Holdings plc	43,345
41,406	Hiscox, Ltd.	598,025
226,240	Home Retail Group plc	576,950
7,376	HomeServe plc	50,200
286,966	Howden Joinery Group plc	2,217,548
85,350	HSBC Holdings plc ADR	3,846,725
87,621	IG Group Holdings plc	1,022,430
49,145	Imperial Tobacco Group plc	2,578,953
216,415	Inchcape plc	2,710,356
128,099	Indivior plc[a]	527,719
153,777	Intermediate Capital Group plc	1,397,783
740,964	ITV plc	3,242,284
2,431	J D Wetherspoon plc	27,163
8,552	John Menzies plc	68,877
187,022	Just Eat pcl[a]	1,272,075
10,270	Keller Group plc	169,419
35,285	Lancashire Holdings, Ltd.	354,972
93,570	LondonMetric Property plc	236,427
47,713	Lookers plc	120,894
2,578	Majestic Wine plc	17,501
392,770	Man Group plc	995,948
16,274	Micro Focus International plc	355,291
28,705	Mitie Group plc	144,206
55,705	Mondi plc	1,337,206
99,039	Moneysupermarket.com Group plc	452,896
8,965	OneSavings Bank plc	40,740
94,283	Pace plc	534,290
14,828	Paragon Group of Companies plc	94,683
116,887	Prudential plc	2,749,809
133,447	QinetiQ Group plc	493,510
40,618	Rentokil Initial plc	93,257
6,325	Restaurant Group plc	66,564
146,293	Rexam plc	1,269,774
12,125	Rio Tinto plc	469,007
44,331	SABMiller plc	2,315,414
21,844	Safestore Holdings plc	102,850
20,172	Savills plc	308,226
34,534	Shire plc	3,069,932
11,697	Soco International plc	28,821
52,948	Speedy Hire plc	42,790
155,814	Standard Chartered plc	2,382,470
8,990	SVG Capital plc[a]	67,543
1,807	Synergy Health plc	49,101
698,490	Taylor Wimpey plc	2,117,014
33,024	Travis Perkins plc	1,157,942
22,817	Trinity Mirror plc	47,391
48,198	TT Electronics plc	111,773
81,232	Tullett Prebon plc	513,439
40,880	Unilever plc	1,854,311
25,617	WH Smith plc	631,696
4,050	Workspace Group plc	61,523
35,751	WS Atkins plc	876,363

	Total	73,479,606

United States (0.2%)
23,100	Yum! Brands, Inc.	2,027,256

	Total	2,027,256

	Total Common Stock (cost $681,755,441)	733,374,198

Principal Amount	Long-Term Fixed Income (10.2%)	Value

Argentina (0.2%)
	Arcos Dorados BV
$193,000	6.625%, 9/27/2023[d]	$185,280
	Argentina Government International Bond
20,000	Zero Coupon, 6/2/2017[e]	19,302
385,309	7.820%, 12/31/2033[e,f]	371,328
336,489	8.280%, 12/31/2033[e]	313,103
280,408	8.280%, 12/31/2033[e]	268,490
5,364,000	0.000%, 12/15/2035[f,g]	471,281
180,000	0.000%, 12/15/2035[g]	14,760

	Total	1,643,544

Azerbaijan (0.3%)
	Azerbaijan Government International Bond
290,000	4.750%, 3/18/2024[d]	285,917
1,460,000	4.750%, 3/18/2024	1,439,443
	State Oil Company of Azerbaijan Republic
200,000	5.450%, 2/9/2017	206,000
560,000	4.750%, 3/13/2023	520,596

	Total	2,451,956

Belize (<0.1%)
	Belize Government International Bond
135,900	5.000%, 2/20/2038*,h	101,245

	Total	101,245

Bermuda (<0.1%)
	Digicel Group, Ltd.
200,000	8.250%, 9/30/2020*	197,500

	Total	197,500

Brazil (0.4%)
	Banco do Brasil SA/Cayman
600,000	9.000%, 6/18/2049[i]	514,320
	Banco do Estado do Rio Grande do Sul SA
460,000	7.375%, 2/2/2022[d]	437,000
	Brazil Government International Bond
482,000	6.000%, 8/15/2050[j]	364,574
	Brazil Letras do Tesouro Nacional
365,000	Zero Coupon, 1/1/2016[j]	100,815
	Brazil Loan Trust 1
167,645	5.477%, 7/24/2023	163,453
596,069	5.477%, 7/24/2023*	581,168
	Brazil Minas SPE via State of Minas Gerais
990,000	5.333%, 2/15/2028*	920,700
	Independencia International, Ltd.
95,246	12.000%, 12/30/2016*,c,e	0
	Tupy SA
200,000	6.625%, 7/17/2024[d]	192,000

	Total	3,274,030

Bulgaria (0.1%)
	Bulgaria Government International Bond
100,000	4.250%, 7/9/2017[f]	117,513
160,000	2.000%, 3/26/2022[f]	171,380
800,000	2.950%, 9/3/2024[f]	877,281

	Total	1,166,174

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
128

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (10.2%)	Value

Chile (0.4%)
	AES Gener SA
$70,000	5.250%, 8/15/2021[d]	$74,828
280,000	5.250%, 8/15/2021	299,313
	Banco del Estado de Chile
100,000	4.125%, 10/7/2020[d]	105,916
290,000	4.125%, 10/7/2020	307,156
	Corpbanca SA
286,000	3.875%, 9/22/2019[d]	291,812
	E.CL SA
120,000	5.625%, 1/15/2021[d]	131,131
200,000	4.500%, 1/29/2025[d]	199,904
	Empresa Electrica Angamos SA
830,000	4.875%, 5/25/2029[d]	817,550
	GNL Quintero SA
710,000	4.634%, 7/31/2029[d]	711,760
	Sociedad Quimica y Minera de Chile SA
200,000	3.625%, 4/3/2023	174,667
200,000	4.375%, 1/28/2025*	178,429

	Total	3,292,466

China (0.1%)
	CITIC, Ltd.
200,000	6.875%, 1/21/2018	219,374
280,000	6.800%, 1/17/2023	323,207

	Total	542,581

Colombia (0.2%)
	Banco de Bogota SA
400,000	5.000%, 1/15/2017	415,680
	Colombia Government International Bond
30,000	8.700%, 2/15/2016	31,245
240,000	7.375%, 3/18/2019	277,920
30,000	8.125%, 5/21/2024	38,175
367,000	6.125%, 1/18/2041	395,442
410,000	5.625%, 2/26/2044	416,150
660,000	5.000%, 6/15/2045	612,150
	Ecopetrol SA
50,000	7.375%, 9/18/2043	52,214

	Total	2,238,976

Costa Rica (0.3%)
	Banco de Costa Rica
200,000	5.250%, 8/12/2018	204,800
220,000	5.250%, 8/12/2018[d]	225,280
	Banco Nacional de Costa Rica
220,000	4.875%, 11/1/2018[d]	223,300
480,000	6.250%, 11/1/2023[d]	480,480
	Costa Rica Government International Bond
30,000	9.995%, 8/1/2020	37,275
210,000	5.625%, 4/30/2043[d]	174,825
240,000	7.000%, 4/4/2044	229,200
1,100,000	7.158%, 3/12/2045[d]	1,057,375

	Total	2,632,535

Croatia (0.5%)
	Croatia Government International Bond
190,000	6.625%, 7/14/2020	207,860
440,000	6.375%, 3/24/2021	473,550
1,180,000	3.875%, 5/30/2022[f]	1,328,333
1,029,000	6.000%, 1/26/2024	1,081,777

Principal Amount	Long-Term Fixed Income (10.2%)	Value

Croatia (0.5%) - continued
$1,130,000	3.000%, 3/11/2025[f]	$1,149,807

	Total	4,241,327

Dominican Republic (0.7%)
	Aeropuertos Dominicanos Siglo XXI SA
200,000	9.750%, 11/13/2019	206,000
	Dominican Republic Government International Bond
40,224	9.040%, 1/23/2018	43,492
4,000,000	15.000%, 4/5/2019[k]	102,646
900,000	16.000%, 7/10/2020[k]	24,627
400,000	7.500%, 5/6/2021	447,000
200,000	10.375%, 3/4/2022[k]	4,494
400,000	14.500%, 2/10/2023[k]	10,636
330,000	6.600%, 1/28/2024	357,720
300,000	5.875%, 4/18/2024	312,750
2,900,000	11.500%, 5/10/2024[k]	68,894
290,000	8.625%, 4/20/2027	348,000
3,300,000	18.500%, 2/4/2028[d,k]	105,490
5,700,000	11.375%, 7/6/2029[k]	131,607
552,000	7.450%, 4/30/2044	593,400
930,000	7.450%, 4/30/2044[d]	999,750
1,140,000	6.850%, 1/27/2045	1,157,100
1,060,000	6.850%, 1/27/2045[d]	1,075,900

	Total	5,989,506

Ecuador (<0.1%)
	Ecuador Government International Bond
200,000	10.500%, 3/24/2020[d]	190,000
	EP PetroEcuador
348,947	5.912%, 9/24/2019[g]	298,350

	Total	488,350

Egypt (<0.1%)
	Egypt Government International Bond
210,000	5.875%, 6/11/2025[d]	205,590

	Total	205,590

El Salvador (0.1%)
	El Salvador Government International Bond
100,000	7.375%, 12/1/2019	108,125
20,000	7.750%, 1/24/2023	21,450
60,000	6.375%, 1/18/2027	57,180
210,000	8.250%, 4/10/2032	226,537
120,000	7.650%, 6/15/2035	119,850
150,000	7.625%, 2/1/2041	148,688

	Total	681,830

Ethiopia (<0.1%)
	Ethiopia Government International Bond
200,000	6.625%, 12/11/2024	197,344

	Total	197,344

Gabon (<0.1%)
	Gabon Government International Bond
200,000	6.950%, 6/16/2025[d]	192,988

	Total	192,988

Guatemala (0.1%)
	Agromercantil Senior Trust
170,000	6.250%, 4/10/2019[d]	175,950

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
129

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (10.2%)	Value

Guatemala (0.1%) - continued
	Guatemala Government International Bond
$200,000	5.750%, 6/6/2022	$213,500
200,000	4.875%, 2/13/2028	196,500

	Total	585,950

Honduras (0.1%)
	Honduras Government International Bond
200,000	8.750%, 12/16/2020	227,500
780,000	8.750%, 12/16/2020*	887,250

	Total	1,114,750

Hungary (0.5%)
	Hungary Government International Bond
255,000	3.500%, 7/18/2016[f]	288,455
390,000	4.375%, 7/4/2017[f]	456,158
100,000	4.125%, 2/19/2018	104,200
960,000	5.750%, 6/11/2018[f]	1,188,745
360,000	6.000%, 1/11/2019[f]	456,237
150,000	4.000%, 3/25/2019	156,000
130,000	6.250%, 1/29/2020	146,590
210,000	5.375%, 2/21/2023	228,778
310,000	5.375%, 3/25/2024	339,202
310,000	7.625%, 3/29/2041	416,448

	Total	3,780,813

India (<0.1%)
	Greenko Dutch BV
250,000	8.000%, 8/1/2019[d]	235,000

	Total	235,000

Indonesia (0.4%)
	Indonesia Government International Bond
160,000	6.875%, 1/17/2018	178,800
280,000	11.625%, 3/4/2019	364,700
280,000	8.500%, 10/12/2035	375,900
180,000	6.625%, 2/17/2037	202,725
600,000	5.250%, 1/17/2042	585,000
530,000	5.125%, 1/15/2045[d]	510,125
	Perusahaan Penerbit SBSN Indonesia III
200,000	4.350%, 9/10/2024[d]	196,750
410,000	4.325%, 5/28/2025[d]	402,312
	PT Pertamina Persero
370,000	5.625%, 5/20/2043[d]	324,231
	PT Perusahaan Gas Negara (Persero) Tbk PT
210,000	5.125%, 5/16/2024	212,310

	Total	3,352,853

Iraq (0.1%)
	Iraq Government International Bond
750,000	5.800%, 1/15/2028	595,275

	Total	595,275

Israel (<0.1%)
	Delek and Avner Yam Tethys, Ltd.
60,000	2.803%, 12/30/2016[d]	60,000
160,000	3.839%, 12/30/2018[d]	162,975

	Total	222,975

Principal Amount	Long-Term Fixed Income (10.2%)	Value

Italy (<0.1%)
	Wind Acquisition Finance SA
$190,000	7.000%, 4/23/2021[f]	$222,231

	Total	222,231

Jamaica (<0.1%)
	Digicel, Ltd.
330,000	6.750%, 3/1/2023[d]	316,635

	Total	316,635

Kazakhstan (0.3%)
	Kazakhstan Government International Bond
510,000	5.125%, 7/21/2025[d]	504,706
200,000	4.875%, 10/14/2044	164,880
970,000	6.500%, 7/21/2045[d]	963,695
	KazMunayGas National Company JSC
190,000	9.125%, 7/2/2018	214,501
500,000	5.750%, 4/30/2043*	395,060

	Total	2,242,842

Kenya (0.1%)
	Kenya Government International Bond
230,000	6.875%, 6/24/2024[d]	225,745
420,000	6.875%, 6/24/2024	412,230

	Total	637,975

Latvia (<0.1%)
	Latvia Government International Bond
200,000	5.250%, 2/22/2017	212,198

	Total	212,198

Lithuania (<0.1%)
	Lithuania Government International Bond
130,000	6.125%, 3/9/2021	150,708

	Total	150,708

Luxembourg (0.2%)
	Altice Financing SA
200,000	6.625%, 2/15/2023[d]	206,000
	Gazprom Neft OAO Via GPN Capital SA
690,000	6.000%, 11/27/2023[d]	633,993
	Millicom International Cellular SA
200,000	4.750%, 5/22/2020[d]	194,500
	Wind Acquisition Finance SA
440,000	7.375%, 4/23/2021[d]	466,400

	Total	1,500,893

Mexico (1.4%)
	America Movil SAB de CV
2,010,000	6.000%, 6/9/2019[l]	125,197
	Cemex SAB de CV
100,000	4.750%, 1/11/2022[d,f]	109,962
	Gruma SAB de CV
200,000	4.875%, 12/1/2024[d]	209,800
	Metalsa SA de CV
190,000	4.900%, 4/24/2023[d]	175,988
	Mexican Cetes
24,148,600	Zero Coupon, 8/13/2015[l]	149,712
437,407,000	Zero Coupon, 8/20/2015[l]	2,710,172
48,591,200	Zero Coupon, 9/10/2015[l]	300,543
20,498,900	Zero Coupon, 9/17/2015[l]	126,715
320,050,200	Zero Coupon, 10/1/2015[l]	1,976,098
55,921,200	Zero Coupon, 10/15/2015[l]	344,752

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
130

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (10.2%)	Value

Mexico (1.4%) - continued
$63,902,600	Zero Coupon, 10/29/2015[l]	$393,473
256,009,200	Zero Coupon, 11/12/2015[l]	1,574,315
	Mexican Udibonos
2,499,319	5.000%, 6/16/2016[l]	162,175
	Mexico Government International Bond
150,000	4.000%, 3/15/2115[f]	144,804
20,000	3.625%, 3/15/2022	20,270
30,000	4.000%, 10/2/2023	30,900
1,787,900	10.000%, 12/5/2024[l]	142,217
200,000	3.600%, 1/30/2025	198,500
10,000	6.050%, 1/11/2040	11,550
602,000	4.750%, 3/8/2044	583,940
427,000	5.550%, 1/21/2045	461,160
600,000	4.600%, 1/23/2046	565,500
338,000	5.750%, 10/12/2110	338,845
	SixSigma Networks Mexico SA de CV
210,000	8.250%, 11/7/2021[d]	216,510
	Trust F/1401
200,000	6.950%, 1/30/2044*	215,500

	Total	11,288,598

Mozambique (<0.1%)
	Mozambique EMATUM Finance 2020 BV
200,000	6.305%, 9/11/2020	178,000

	Total	178,000

Netherlands (<0.1%)
	Listrindo Capital BV
200,000	6.950%, 2/21/2019	208,750

	Total	208,750

Nigeria (0.1%)
	Nigeria Government International Bond
400,000	6.375%, 7/12/2023	390,080

	Total	390,080

Pakistan (0.1%)
	Pakistan Government International Bond
100,000	6.875%, 6/1/2017	103,927
360,000	8.250%, 4/15/2024[d]	384,300

	Total	488,227

Panama (0.2%)
	Panama Government International Bond
507,000	8.875%, 9/30/2027	725,010
278,000	9.375%, 4/1/2029	416,305
640,000	6.700%, 1/26/2036	800,000
	Panama Notas del Tesoro
50,000	4.875%, 2/5/2021	52,912

	Total	1,994,227

Paraguay (0.1%)
	Banco Continental SAECA
150,000	8.875%, 10/15/2017	154,950
150,000	8.875%, 10/15/2017*	154,950
	Banco Regional SAECA
150,000	8.125%, 1/24/2019	158,813
330,000	8.125%, 1/24/2019[d]	349,387

	Total	818,100

Principal Amount	Long-Term Fixed Income (10.2%)	Value

Peru (0.1%)
	Abengoa Transmision Sur SA
$320,000	6.875%, 4/30/2043*	$350,400
	Banco de Credito del Peru
16,000	2.750%, 1/9/2018	16,120
	Corporacion Financiera de Desarrollo SA
200,000	4.750%, 2/8/2022[d]	208,440
	Corporacion Lindley SA
90,000	6.750%, 11/23/2021[d]	100,575
240,000	6.750%, 11/23/2021	268,200
80,000	4.625%, 4/12/2023[d]	77,700
	Peru Government International Bond
50,000	5.625%, 11/18/2050	56,250
30,000	6.550%, 3/14/2037	37,425

	Total	1,115,110

Philippines (0.2%)
	Alliance Global Group, Inc.
100,000	6.500%, 8/18/2017	106,139
	Energy Development Corporation
300,000	6.500%, 1/20/2021	331,500
	Philippines Government International Bond
210,000	9.875%, 1/15/2019	264,964
174,000	7.750%, 1/14/2031	253,388
200,000	3.950%, 1/20/2040	205,000
	San Miguel Corporation
220,000	4.875%, 4/26/2023	213,400

	Total	1,374,391

Romania (0.1%)
	Romania Government International Bond
274,000	5.250%, 6/17/2016[f]	313,559
100,000	3.625%, 4/24/2024[f]	118,567
300,000	6.125%, 1/22/2044	346,476

	Total	778,602

Russia (0.3%)
	AHML Finance, Ltd.
5,700,000	7.750%, 2/13/2018*,m	83,229
	Gazprom Neft OAO Via GPN Capital SA
420,000	4.375%, 9/19/2022	357,000
200,000	6.000%, 11/27/2023	183,766
	Lukoil International Finance BV
200,000	6.125%, 11/9/2020	203,016
	Mobile Telesystems OJSC
200,000	5.000%, 5/30/2023	181,000
	Phosagro OAO via Phosagro Bond Funding, Ltd.
200,000	4.204%, 2/13/2018*	195,250
	Russia Government International Bond
800,000	4.875%, 9/16/2023	778,000
200,000	5.875%, 9/16/2043	188,724

	Total	2,169,985

Serbia (<0.1%)
	Montenegro Government International Bond
170,000	3.875%, 3/18/2020[d,f]	178,245

	Total	178,245

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
131

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (10.2%)	Value

South Korea (<0.1%)
	Export-Import Bank of Korea
$200,000	0.900%, 8/14/2017*,g	$199,697
	Korea Development Bank
170,000	3.250%, 3/9/2016	172,271

	Total	371,968

Sri Lanka (0.2%)
	Sri Lanka Government International Bond
220,000	6.000%, 1/14/2019	226,050
310,000	6.000%, 1/14/2019[d]	318,525
138,000	6.250%, 10/4/2020	142,140
650,000	6.250%, 7/27/2021	662,188
200,000	6.125%, 6/3/2025[d]	196,500

	Total	1,545,403

Supranational (<0.1%)
	Corporacion Andina de Fomento
350,000	1.500%, 8/8/2017	349,294

	Total	349,294

Turkey (0.3%)
	Export Credit Bank of Turkey
200,000	5.875%, 4/24/2019	211,650
	Turkey Government International Bond
413,000	7.500%, 7/14/2017	454,548
140,000	6.750%, 4/3/2018	153,972
820,000	7.000%, 6/5/2020	930,126
30,000	7.375%, 2/5/2025	35,700
350,000	4.250%, 4/14/2026	331,625
50,000	8.000%, 2/14/2034	64,000
580,000	6.000%, 1/14/2041	606,100

	Total	2,787,721

Ukraine (0.2%)
	Ukraine Government International Bond
830,000	6.250%, 6/17/2016	481,002
800,000	9.250%, 7/24/2017	470,320
240,000	8.375%, 11/3/2017	133,248
320,000	6.750%, 11/14/2017	187,264
260,000	9.000%, 12/7/2017*	141,700
280,000	7.800%, 11/28/2022	163,940

	Total	1,577,474

United Arab Emirates (0.1%)
	Ruwais Power Company PJSC
360,000	6.000%, 8/31/2036[d]	414,900

	Total	414,900

United States (0.9%)
	Comcel Trust
200,000	6.875%, 2/6/2024	212,060
	Commonwealth of Puerto Rico G.O.
630,000	8.000%, 7/1/2035	437,838
	Commonwealth of Puerto Rico Public Improvement Refg. G.O.
30,000	5.500%, 7/1/2032	19,013
10,000	5.500%, 7/1/2039	6,262
	HSBC Bank USA NA
901,000	10.000%, 1/5/2017[n]	254,518
600,000	6.000%, 8/15/2040[o]	454,464

Principal Amount	Long-Term Fixed Income (10.2%)	Value

United States (0.9%) - continued
	Puerto Rico Sales Tax Financing Corporation Rev.
$95,000	5.500%, 8/1/2028	$40,049
55,000	Zero Coupon, 8/1/2032	24,225
5,000	5.500%, 8/1/2037	2,050
10,000	5.375%, 8/1/2038	4,088
35,000	5.375%, 8/1/2039	14,265
285,000	5.250%, 8/1/2041	115,471
550,000	5.500%, 8/1/2042	220,726
80,000	6.000%, 8/1/2042	33,601
5,000	5.000%, 8/1/2043	2,000
5,000	5.250%, 8/1/2043	2,000
	U.S. Treasury Notes
300,000	1.375%, 2/29/2020	298,852
800,000	1.375%, 3/31/2020	795,875
400,000	1.625%, 6/30/2020	401,656
1,200,000	1.625%, 7/31/2020	1,204,500
1,400,000	2.000%, 10/31/2021	1,413,016
400,000	1.500%, 1/31/2022	390,438
100,000	2.125%, 6/30/2022	101,234
900,000	2.000%, 7/31/2022	903,656

	Total	7,351,857

Uruguay (<0.1%)
	Uruguay Government International Bond
406,396	5.100%, 6/18/2050	390,140

	Total	390,140

Venezuela (0.5%)
	Petroleos de Venezuela SA
40,000	5.250%, 4/12/2017	19,292
280,000	9.000%, 11/17/2021	111,650
1,200,000	6.000%, 5/16/2024	398,880
2,077,000	6.000%, 11/15/2026	677,309
30,000	5.375%, 4/12/2027	9,676
	Venezuela Government International Bond
410,000	7.750%, 10/13/2019	151,700
467,000	6.000%, 12/9/2020	162,283
200,000	12.750%, 8/23/2022	89,000
1,050,000	9.000%, 5/7/2023	383,250
1,209,000	8.250%, 10/13/2024	435,240
650,000	7.650%, 4/21/2025	229,125
357,000	11.750%, 10/21/2026	148,691
693,000	9.250%, 9/15/2027	289,327
533,000	9.250%, 5/7/2028	196,677
40,000	11.950%, 8/5/2031	16,600
470,000	9.375%, 1/13/2034	177,425
170,000	7.000%, 3/31/2038	58,437

	Total	3,554,562

Vietnam (0.2%)
	Debt and Asset Trading Corporation
200,000	1.000%, 10/10/2025	115,807
	Vietnam Government International Bond
840,000	6.750%, 1/29/2020[d]	932,400
315,000	4.800%, 11/19/2024*	315,394

	Total	1,363,601

Virgin Islands, British (<0.1%)
	Central American Bottling Corporation
20,000	6.750%, 2/9/2022	21,300

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
132

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (10.2%)	Value

Virgin Islands, British (<0.1%) - continued
$150,000	6.750%, 2/9/2022[d]	$159,750

	Total	181,050

Zambia (0.1%)
	Zambia Government International Bond
400,000	5.375%, 9/20/2022	337,752
380,000	8.970%, 7/30/2027[d]	364,800

	Total	702,552

	Total Long-Term Fixed Income (cost $91,739,352)	86,281,877

Shares	Preferred Stock (0.7%)

Brazil (0.1%)
261,282	Vale SA ADR[b]	1,120,900

	Total	1,120,900

South Korea (0.6%)
5,898	Samsung Electronics Company, Ltd.	4,639,551

	Total	4,639,551

	Total Preferred Stock (cost $6,259,546)	5,760,451

Shares	Collateral Held for Securities Loaned (0.6%)

5,750,414	Thrivent Cash Management Trust	5,750,414

	Total Collateral Held for Securities Loaned (cost $5,750,414)	5,750,414

Shares or Principal Amount	Short-Term Investments (2.2%)[p]

	Federal Home Loan Bank Discount Notes
200,000	0.060%, 9/2/2015[q]	199,989
	Thrivent Cash Management Trust
18,505,898	0.070%	18,505,898

	Total Short-Term Investments (at amortized cost)	18,705,887

	Total Investments (cost $804,210,640) 100.3%	$849,872,827

	Other Assets and Liabilities, Net (0.3%)	(2,946,872)

	Total Net Assets 100.0%	$846,925,955

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable.
Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in section (2)(A) of the Notes to Financial Statements.
d	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2015, the value of these investments was $18,340,875 or 2.2% of total net assets.
e	Defaulted security. Interest is not being accrued.
f	Principal amount is displayed in Euros.
g	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of July 31, 2015.
h	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of July 31, 2015.
i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
j	Principal amount is displayed in Brazilian Real.
k	Principal amount is displayed in Dominican Republic Pesos.
l	Principal amount is displayed in Mexican Pesos.
m	Principal amount is displayed in Russian Rubles.
n	Principal amount is displayed in Brazilian Real. Security is linked to Brazilian Government Bonds due January 1, 2017.
o	Principal amount is displayed in Brazilian Real. Security is linked to Brazilian Government Bonds due August 15, 2040.
p	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
q	At July 31, 2015, $199,989 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Partner Worldwide Allocation Fund owned as of July 31, 2015.

Security	Acquisition Date	Cost
Abengoa Transmision Sur SA, 4/30/2043	4/8/2014	$319,984
AHML Finance, Ltd., 2/13/2018	1/31/2013	189,924
Banco Continental SAECA, 10/15/2017	10/10/2012	150,000
Belize Government International Bond, 8/20/2017	3/20/2013	100,268
Brazil Loan Trust 1, 7/24/2023	7/25/2013	614,241
Brazil Minas SPE via State of Minas Gerais, 2/15/2028	3/22/2013	1,025,998
Digicel Group, Ltd., 9/30/2020	6/26/2015	202,345
Export-Import Bank of Korea, 8/14/2017	5/29/2015	200,232
Honduras Government International Bond, 12/16/2020	12/11/2013	780,000
Independencia International, Ltd., 12/30/2016	3/29/2010	100,627
KazMunayGas National Company JSC, 4/30/2043	5/21/2013	495,854
Phosagro OAO via Phosagro Bond Funding, Ltd., 2/13/2018	2/6/2013	200,000
Sociedad Quimica y Minera de Chile SA, 1/28/2025	10/23/2014	198,820
Trust F/1401, 1/30/2044	1/23/2014	194,174
Ukraine Government International Bond, 12/7/2017	11/30/2012	260,000
Vietnam Government International Bond, 11/19/2024	11/7/2014	317,825

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
133

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
G.O.	-	General Obligation
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Refg.	-	Refunding
Rev.	-	Revenue

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$104,066,581
Gross unrealized depreciation	(58,404,394)

Net unrealized appreciation (depreciation)	$45,662,187
Cost for federal income tax purposes	$804,210,640

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
134

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2015, in valuing Partner Worldwide Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	107,895,249	2,027,256	105,867,993	–
Consumer Staples	73,664,847	3,806,880	69,857,967	–
Energy	25,615,430	1,634,750	23,980,680	–
Financials	197,909,974	8,699,139	189,210,208	627
Health Care	63,315,197	2,482,926	60,832,271	–
Industrials	118,454,425	3,220,742	115,233,683	–
Information Technology	56,554,146	–	56,554,146	–
Materials	63,764,938	804,948	62,959,990	–
Telecommunications Services^	15,260,109	–	15,260,109	0
Utilities	10,939,883	–	10,939,883	–
Long-Term Fixed Income
Basic Materials	1,282,927	–	1,282,927	–
Capital Goods	109,962	–	109,962	–
Communications Services	2,121,523	–	2,121,523	–
Consumer Cyclical	361,268	–	361,268	–
Consumer Non-Cyclical^	943,464	–	943,464	0
Energy	5,325,487	–	5,325,487	–
Financials	6,251,389	–	6,251,389	–
Foreign Government	59,328,764	–	58,880,370	448,394
Technology	216,510	–	216,510	–
Transportation	917,760	–	917,760	–
U.S. Government and Agencies	5,509,227	–	5,509,227	–
U.S. Municipal	921,588	–	921,588	–
Utilities	2,992,008	–	2,992,008	–
Preferred Stock
Information Technology	4,639,551	–	4,639,551	–
Materials	1,120,900	1,120,900	–	–
Collateral Held for Securities Loaned	5,750,414	5,750,414	–	–
Short-Term Investments	18,705,887	18,505,898	199,989	–

Total	$849,872,827	$48,053,853	$801,369,953	$449,021

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	296,446	296,446	–	–
Foreign Currency Forward Contracts	846,682	–	846,682	–

Total Asset Derivatives	$1,143,128	$296,446	$846,682	$–

Liability Derivatives
Futures Contracts	194,518	194,518	–	–
Foreign Currency Forward Contracts	328,849	–	328,849	–

Total Liability Derivatives	$523,367	$194,518	$328,849	$–

There were no significant transfers between Levels during the period ended July 31, 2015. Transfers between Levels are identified as of the end of the period.

^ Level 3 security in this section is fair valued at <$1.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
135

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	44	September 2015	$9,619,984	$9,638,750	$18,766
5-Yr. U.S. Treasury Bond Futures	50	September 2015	5,968,174	5,992,187	24,013
10-Yr. U.S. Treasury Bond Futures	67	September 2015	8,445,978	8,538,312	92,334
30-Yr. U.S. Treasury Bond Futures	28	September 2015	4,249,688	4,366,250	116,562
ASX SPI 200 Index Futures	1	September 2015	101,200	103,265	2,065
CME 3 Month Eurodollar Futures	(36)	September 2016	(8,836,151)	(8,901,900)	(65,749)
Eurex 10 Year Euro BUND Futures	(22)	September 2015	(3,657,912)	(3,731,017)	(73,105)
Eurex 2-Yr. Euro SCHATZ Futures	(20)	September 2015	(2,445,572)	(2,444,484)	1,088
Eurex 30-Yr. Euro BUXL Futures	(2)	September 2015	(327,388)	(342,874)	(15,486)
Eurex 5 Year Euro BOBL Futures	(9)	September 2015	(1,279,613)	(1,288,016)	(8,403)
Eurex EURO STOXX 50 Futures	21	September 2015	792,303	830,508	38,205
FTSE 100 Index Futures	4	September 2015	414,965	415,647	682
Mini MSCI EAFE Index Futures	19	September 2015	1,793,215	1,778,401	(14,814)
Tokyo Price Index Futures	3	September 2015	399,093	401,824	2,731
Ultra Long Term U.S. Treasury Bond Futures	(9)	September 2015	(1,418,820)	(1,435,781)	(16,961)
Total Futures Contracts					$101,928

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
136

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Purchases
Brazilian Real	RBS	1,022,437	9/2/2015	$297,000	$294,974	($2,026)
Brazilian Real	UBS	477,818	8/4/2015	148,000	139,343	(8,657)
Brazilian Real	HSBC	1,842,627	8/4/2015	557,001	537,354	(19,647)
Brazilian Real	RBC	808,801	8/4/2015	240,250	235,865	(4,385)
Brazilian Real	MSC	2,654,445	8/4/2015	800,737	774,099	(26,638)
Chilean Peso	BNP	96,934,080	8/10/2015	148,000	143,657	(4,343)
Chilean Peso	CSFB	96,848,510	8/10/2015	149,000	143,530	(5,470)
Chilean Peso	RBS	97,827,887	8/24/2015	149,000	144,814	(4,186)
Colombian Peso	RBS	825,154,819	8/10/2015 - 8/31/2015	297,000	286,456	(10,544)
Euro	BOA	133,000	9/16/2015	148,767	146,140	(2,627)
Euro	BNP	137,000	9/16/2015	149,093	150,535	1,442
Euro	UBS	262,000	9/16/2015	297,150	287,884	(9,266)
Euro	HSBC	134,000	9/16/2015	148,431	147,239	(1,192)
Euro	JPM	210,000	8/7/2015	231,917	230,645	(1,272)
Euro	RBC	262,000	9/16/2015	298,808	287,884	(10,924)
Euro	WBC	202,000	8/7/2015	223,173	221,859	(1,314)
Hungarian Forint	UBS	102,629,972	9/16/2015	370,586	366,891	(3,695)
Hungarian Forint	BOA	102,567,385	9/16/2015	364,360	366,668	2,308
Hungarian Forint	CITI	106,175,150	9/16/2015	383,266	379,565	(3,701)
Hungarian Forint	BNP	67,735,289	9/16/2015	242,246	242,147	(99)
Indian Rupee	HSBC	12,482,628	8/6/2015	194,615	194,463	(152)
Indian Rupee	WBC	9,660,389	8/6/2015	150,785	150,496	(289)
Mexican Peso	BOA	13,758,571	9/17/2015	874,286	850,914	(23,372)
Mexican Peso	DB	4,743,061	9/17/2015	299,000	293,340	(5,660)
Mexican Peso	HSBC	8,891,394	9/17/2015	572,475	549,898	(22,577)
Mexican Peso	RBS	25,848,823	9/17/2015	1,655,425	1,598,650	(56,775)
Mexican Peso	JPM	11,289,517	9/17/2015	723,580	698,214	(25,366)
New Taiwan Dollar	BB	9,320,152	8/31/2015	296,000	295,356	(644)
New Taiwan Dollar	SB	4,614,694	8/3/2015	146,806	146,174	(632)
New Taiwan Dollar	BOA	4,614,694	8/3/2015	146,638	146,174	(464)
Polish Zloty	BOA	572,038	9/16/2015	149,476	151,542	2,066
Polish Zloty	BNP	554,111	9/16/2015	147,478	146,793	(685)
Polish Zloty	UBS	1,296,614	9/16/2015	349,643	343,495	(6,148)
Polish Zloty	RBS	789,719	9/16/2015	212,728	209,210	(3,518)
Polish Zloty	SB	723,800	9/16/2015	195,229	191,747	(3,482)
Russian Ruble	MSC	24,304,094	8/27/2015 - 8/31/2015	402,000	391,744	(10,256)
Russian Ruble	BNP	8,532,674	8/10/2015	148,000	138,149	(9,851)
Singapore Dollar	WBC	406,302	9/16/2015	297,000	295,869	(1,131)
South African Rand	BB	1,876,999	9/16/2015	148,000	147,247	(753)
South Korean Won	BB	165,358,476	8/3/2015	141,780	141,307	(473)
South Korean Won	SB	514,652,980	8/17/2015 - 8/28/2015	444,000	439,650	(4,350)
South Korean Won	DB	841,493,898	8/3/2015 - 8/28/2015	727,910	718,985	(8,925)
South Korean Won	CITI	170,124,668	8/20/2015	148,000	145,342	(2,658)
Turkish Lira	MSC	435,449	9/16/2015	154,379	155,118	739
Total Purchases				$14,369,018	$14,067,426	($301,592)

Sales
Brazilian Real	RBC	2,564,340	8/4/2015 - 9/2/2015	$756,686	$742,940	$13,746
Brazilian Real	DB	1,034,000	8/4/2015	326,487	301,539	24,948
Brazilian Real	UBS	989,901	8/4/2015 - 9/2/2015	297,000	287,108	9,892
Brazilian Real	MSC	2,999,373	8/4/2015 - 9/2/2015	904,049	870,957	33,092
Brazilian Real	HSBC	2,630,919	8/4/2015 - 9/2/2015	792,966	763,574	29,392
Chinese Yuan	BNP	2,403,159	9/16/2015	384,795	385,726	(931)
Chinese Yuan	HSBC	6,322,125	9/16/2015	1,011,881	1,014,752	(2,871)
Chinese Yuan	SSB	2,415,651	9/16/2015	386,938	387,731	(793)
Chinese Yuan	SB	1,857,402	9/16/2015	297,000	298,128	(1,128)
Colombian Peso	RBS	404,353,220	8/10/2015	149,000	140,389	8,611
Euro	BNP	1,016,000	8/7/2015 - 9/16/2015	1,138,035	1,116,054	21,981
Euro	UBS	134,000	9/16/2015	150,688	147,239	3,449
Euro	BOA	135,000	9/16/2015	149,476	148,337	1,139
Euro	WBC	6,230,916	8/7/2015	7,020,592	6,843,486	177,106
Euro	DB	3,227,234	9/16/2015	3,628,671	3,546,070	82,601
Hungarian Forint	BOA	41,336,267	9/16/2015	148,767	147,773	994
Indian Rupee	WBC	216,113	8/6/2015	3,369	3,367	2
Indian Rupee	SB	21,926,904	8/6/2015	344,000	341,592	2,408
Indonesian Rupiah	UBS	1,999,360,523	8/7/2015	149,000	147,603	1,397

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
137

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Sales
Japanese Yen	WBC	18,173,808	9/16/2015	$148,000	$146,750	1,250
Malaysian Ringgit	SB	571,376	9/4/2015	149,000	149,022	(22)
Malaysian Ringgit	DB	571,305	8/28/2015	149,000	149,086	(86)
Malaysian Ringgit	RBC	575,045	8/28/2015	149,935	150,062	(127)
Mexican Peso	RBC	27,801,819	10/1/2015	1,776,888	1,717,491	59,397
Mexican Peso	RBS	7,062,307	9/17/2015	445,000	436,776	8,224
Mexican Peso	SB	43,403,227	8/20/2015	2,840,154	2,690,079	150,075
Mexican Peso	CITI	10,435,242	8/13/2015 - 9/11/2015	647,851	646,008	1,843
Mexican Peso	DB	21,451,854	9/10/2015 - 10/29/2015	1,356,222	1,324,890	31,332
Mexican Peso	JPM	7,246,419	9/17/2015	446,000	448,163	(2,163)
Mexican Peso	BOA	20,744,788	9/17/2015 - 11/12/2015	1,297,575	1,279,429	18,146
Mexican Peso	SSB	17,328,596	9/11/2015 - 11/12/2015	1,072,635	1,068,327	4,308
New Taiwan Dollar	BOA	9,229,388	8/3/2015 - 8/31/2015	293,448	292,414	1,034
New Taiwan Dollar	BB	9,385,383	8/24/2015	301,166	297,390	3,776
New Taiwan Dollar	SB	9,310,563	8/17/2015 - 8/28/2015	298,000	295,012	2,988
New Taiwan Dollar	DB	4,708,832	9/4/2015	149,000	149,230	(230)
New Taiwan Dollar	UBS	13,943,761	8/31/2015 - 9/4/2015	443,059	441,886	1,173
New Taiwan Dollar	JPM	13,895,624	8/17/2015 - 9/11/2015	446,758	440,358	6,400
Russian Ruble	CSFB	34,254,593	8/6/2015 - 8/27/2015	595,601	554,283	41,318
Russian Ruble	CITI	3,065,530	8/31/2015	50,853	49,398	1,455
Russian Ruble	MSC	4,931,535	10/23/2015	84,012	78,067	5,945
Russian Ruble	JPM	22,472,420	8/31/2015	373,969	362,123	11,846
Singapore Dollar	WBC	614,341	9/16/2015	454,663	447,362	7,301
Singapore Dollar	DB	201,360	9/16/2015	149,000	146,630	2,370
Singapore Dollar	UBS	612,985	9/16/2015	454,248	446,375	7,873
South African Rand	SB	1,893,323	9/16/2015	148,000	148,528	(528)
South African Rand	UBS	1,873,260	9/16/2015	148,000	146,954	1,046
South Korean Won	CITI	195,249,549	8/28/2015	172,459	166,785	5,674
South Korean Won	JPM	171,958,963	8/24/2015	149,000	146,899	2,101
South Korean Won	BB	347,648,548	8/3/2015 - 9/3/2015	303,705	297,018	6,687
South Korean Won	BNP	498,565,808	8/28/2015	430,476	425,883	4,593
South Korean Won	UBS	659,993,884	8/17/2015 - 8/28/2015	586,358	563,826	22,532
South Korean Won	DB	1,058,983,116	8/3/2015 - 9/3/2015	910,232	904,709	5,523
Turkish Lira	JPM	417,773	9/16/2015	148,000	148,822	(822)
Turkish Lira	RBS	830,490	9/16/2015	298,000	295,842	2,158
Total Sales				$35,905,667	$35,086,242	$819,425

Net Unrealized Gain/(Loss) on Foreign Currency Forward Contracts						$517,833

Counterparty
BOA	-	Bank of America
BB	-	Barclays Bank
BNP	-	BNP Paribas
CITI	-	Citibank
CSFB	-	CS First Boston Corporation
DB	-	Deutsche Bank
HSBC	-	HSBC Securities, Inc.
JPM	-	J.P. Morgan
MSC	-	Morgan Stanley & Company
RBC	-	The Royal Bank of Canada
RBS	-	The Royal Bank of Scotland
SB	-	Standard Bank plc
SSB	-	State Street Bank
UBS	-	UBS Securities, Ltd.
WBC	-	Westpac Banking Corporation

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
138

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Worldwide Allocation Fund, is as follows:

Fund	Value October 31, 2014	Gross Purchases	Gross Sales	Shares Held at July 31, 2015	Value July 31, 2015	Income Earned November 1, 2014 - July 31, 2015
Cash Management Trust-Collateral Investment	$6,420,500	$37,821,622	$38,491,708	5,750,414	$5,750,414	$16,226
Cash Management Trust-Short Term Investment	13,034,173	149,250,969	143,779,244	18,505,898	18,505,898	7,763
Total Value and Income Earned	19,454,673				24,256,312	23,989

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
139

LARGE CAP GROWTH FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Shares	Common Stock (94.0%)	Value

Consumer Discretionary (23.2%)
77,991	Amazon.com, Inc.[a]	$41,814,875
14,920	AutoZone, Inc.[a]	10,458,025
368,760	Comcast Corporation	23,014,311
163,200	Home Depot, Inc.	19,099,296
132,730	Las Vegas Sands Corporation	7,438,189
234,450	NIKE, Inc.	27,013,329
473,990	Starbucks Corporation	27,458,241
24,400	Tesla Motors, Inc.[a,b]	6,494,060

	Total	162,790,326

Energy (5.3%)
149,910	EOG Resources, Inc.	11,571,553
155,470	EQT Corporation	11,947,869
1,272,050	Weatherford International, Ltd.[a]	13,585,494

	Total	37,104,916

Financials (5.2%)
196,670	Citigroup, Inc.	11,497,328
51,030	Intercontinental Exchange, Inc.	11,636,881
190,169	J.P. Morgan Chase & Company	13,032,282

	Total	36,166,491

Health Care (18.6%)
383,020	Abbott Laboratories	19,415,284
78,370	Actavis, Inc.[a]	25,952,226
114,310	Alexion Pharmaceuticals, Inc.[a]	22,569,366
270,350	Cerner Corporation[a]	19,389,502
257,770	Gilead Sciences, Inc.	30,380,772
91,056	Vertex Pharmaceuticals, Inc.[a]	12,292,560

	Total	129,999,710

Industrials (6.4%)
349,500	Delta Air Lines, Inc.	15,496,830
193,200	Ingersoll-Rand plc	11,862,480
178,530	Union Pacific Corporation	17,422,743

	Total	44,782,053

Information Technology (35.3%)
179,020	Alibaba Group Holding, Ltd. ADR[a,b]	14,024,427
364,844	Apple, Inc.	44,255,577
228,840	ARM Holdings plc ADR	10,764,634
438,610	EMC Corporation	11,794,223
383,810	Facebook, Inc.[a]	36,081,978
33,923	Google, Inc., Class Aa	22,304,372
32,238	Google, Inc., Class Ca	20,168,415
78,700	LinkedIn Corporation[a]	15,996,562
92,660	MasterCard, Inc.	9,025,084
250,530	Salesforce.com, Inc.[a]	18,363,849
15,685	Samsung Electronics Company, Ltd. GDR	7,952,295
485,730	Visa, Inc.	36,594,898

	Total	247,326,314

	Total Common Stock (cost $516,014,213)	658,169,810

Shares	Collateral Held for Securities Loaned (1.8%)	Value

12,618,825	Thrivent Cash Management Trust	12,618,825

	Total Collateral Held for Securities Loaned (cost $12,618,825)	12,618,825

Shares or Principal Amount	Short-Term Investments (6.0%)[c]	Value

	Federal Home Loan Bank Discount Notes
2,125,000	0.060%, 8/5/2015[d]	$2,124,986
200,000	0.090%, 9/9/2015[d]	199,980
300,000	0.085%, 10/2/2015[d]	299,956
	Federal National Mortgage Association Discount Notes
1,000,000	0.060%, 9/14/2015[d]	999,927
	Thrivent Cash Management Trust
38,246,945	0.070%	38,246,945

	Total Short-Term Investments (at amortized cost)	41,871,794

	Total Investments (cost $570,504,832) 101.8%	$712,660,429

	Other Assets and Liabilities, Net (1.8%)	(12,719,434)

	Total Net Assets 100.0%	$699,940,995

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	At July 31, 2015, $2,724,915 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$154,067,482
Gross unrealized depreciation	(11,911,885)

Net unrealized appreciation (depreciation)	$142,155,597

Cost for federal income tax purposes	$570,504,832

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
140

LARGE CAP GROWTH FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2015, in valuing Large Cap Growth Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	162,790,326	162,790,326	–	–
Energy	37,104,916	37,104,916	–	–
Financials	36,166,491	36,166,491	–	–
Health Care	129,999,710	129,999,710	–	–
Industrials	44,782,053	44,782,053	–	–
Information Technology	247,326,314	247,326,314	–	–
Collateral Held for Securities Loaned	12,618,825	12,618,825	–	–
Short-Term Investments	41,871,794	38,246,945	3,624,849	–

Total	$712,660,429	$709,035,580	$3,624,849	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	669,662	669,662	–	–

Total Asset Derivatives	$669,662	$669,662	$–	$–

There were no significant transfers between Levels during the period ended July 31, 2015. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
Eurex EURO STOXX 50 Futures	511	September 2015	$19,539,346	$20,209,008	$669,662
Total Futures Contracts					$669,662

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Growth Fund, is as follows:

Fund	Value October 31, 2014	Gross Purchases	Gross Sales	Shares Held at July 31, 2015	Value July 31, 2015	Income Earned November 1, 2014 - July 31, 2015
Cash Management Trust-Collateral Investment	$–	$70,386,790	$57,767,965	12,618,825	$12,618,825	$4,568
Cash Management Trust-Short Term Investment	26,710,284	163,183,238	151,646,577	38,246,945	38,246,945	18,769
Total Value and Income Earned	26,710,284				50,865,770	23,337

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
141

LARGE CAP VALUE FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Shares	Common Stock (96.5%)	Value

Consumer Discretionary (9.2%)
402,350	Comcast Corporation	$25,110,664
115,014	Delphi Automotive plc	8,980,293
282,839	Harley-Davidson, Inc.	16,489,514
387,031	Lowe’s Companies, Inc.	26,844,470

	Total	77,424,941

Consumer Staples (7.0%)
278,790	CVS Health Corporation	31,355,511
74,050	Kimberly-Clark Corporation	8,513,529
193,076	Mondelez International, Inc.	8,713,520
124,087	Philip Morris International, Inc.	10,613,161

	Total	59,195,721

Energy (10.0%)
189,750	Cameron International Corporation[a]	9,574,785
97,059	Chevron Corporation	8,587,780
150,240	Columbia Pipeline Group, Inc.	4,384,003
143,744	EOG Resources, Inc.	11,095,600
157,032	EQT Corporation	12,067,909
503,411	Marathon Oil Corporation	10,576,665
338,931	Total SA ADR[b]	16,705,909
1,068,400	Weatherford International, Ltd.[a]	11,410,512

	Total	84,403,163

Financials (23.9%)
76,767	ACE, Ltd.	8,349,947
135,429	Allstate Corporation	9,337,830
1,387,210	Bank of America Corporation	24,803,315
346,750	Blackstone Group, LP	13,609,937
236,850	Capital One Financial Corporation	19,255,905
281,850	Charles Schwab Corporation	9,830,928
573,490	Citigroup, Inc.	33,526,225
273,800	Comerica, Inc.	12,986,334
38,900	Intercontinental Exchange, Inc.	8,870,756
377,910	Invesco, Ltd.	14,587,326
398,420	MetLife, Inc.	22,207,931
427,330	Morgan Stanley	16,597,497
264,850	Zions Bancorporation	8,260,671

	Total	202,224,602

Health Care (14.8%)
85,300	Amgen, Inc.	15,063,127
227,190	Baxalta, Inc.[a]	7,458,648
160,340	Baxter International, Inc.	6,426,427
115,250	Express Scripts Holding Company[a]	10,380,567
176,033	Medtronic, Inc.	13,799,227
500,860	Merck & Company, Inc.	29,530,706
449,000	Pfizer, Inc.	16,190,940
231,500	Roche Holding AG ADR	8,359,465
150,353	UnitedHealth Group, Inc.	18,252,854

	Total	125,461,961

Industrials (8.4%)
78,300	Boeing Company	11,288,511
502,650	CSX Corporation	15,722,892
173,150	Fluor Corporation	8,094,763
136,026	Honeywell International, Inc.	14,289,531
175,600	Ingersoll-Rand plc	10,781,840
86,790	Jacobs Engineering Group, Inc.[a]	3,655,595
120,840	Pentair, Ltd.	7,348,280

	Total	71,181,412

Information Technology (15.6%)
1,234,730	Cisco Systems, Inc.	35,091,027
407,400	EMC Corporation	10,954,986
23,750	Google, Inc., Class Ca	14,858,237

Shares	Common Stock (96.5%)	Value

Information Technology (15.6%) - continued
366,131	Microsoft Corporation	$17,098,318
452,000	Oracle Corporation	18,052,880
24,450	Samsung Electronics Company, Ltd. GDR	12,396,150
261,600	Teradata Corporation[a]	9,707,976
270,150	Texas Instruments, Inc.	13,502,097

	Total	131,661,671

Materials (3.0%)
75,020	Albemarle Corporation	4,066,084
70,310	Celanese Corporation	4,634,835
188,850	Dow Chemical Company	8,887,281
183,700	Nucor Corporation	8,108,518

	Total	25,696,718

Telecommunications Services (1.7%)
312,999	Verizon Communications, Inc.	14,645,223

	Total	14,645,223

Utilities (2.9%)
150,240	NiSource, Inc.	2,623,190
412,840	PG&E Corporation	21,678,229

	Total	24,301,419

	Total Common Stock (cost $626,054,292)	816,196,831

Shares	Collateral Held for Securities Loaned (1.6%)	Value

13,732,194	Thrivent Cash Management Trust	13,732,194

	Total Collateral Held for Securities Loaned (cost $13,732,194)	13,732,194

Shares or Principal Amount	Short-Term Investments (3.5%)[c]	Value

29,487,074	Thrivent Cash Management Trust 0.070%	29,487,074

	Total Short-Term Investments (at amortized cost)	29,487,074

	Total Investments (cost $669,273,560) 101.6%	$859,416,099

	Other Assets and Liabilities, Net (1.6%)	(13,428,077)

	Total Net Assets 100.0%	$845,988,022

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
142

LARGE CAP VALUE FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$209,771,343
Gross unrealized depreciation	(19,628,804)

Net unrealized appreciation (depreciation)	$190,142,539

Cost for federal income tax purposes	$669,273,560

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2015, in valuing Large Cap Value Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	77,424,941	77,424,941	–	–
Consumer Staples	59,195,721	59,195,721	–	–
Energy	84,403,163	84,403,163	–	–
Financials	202,224,602	202,224,602	–	–
Health Care	125,461,961	125,461,961	–	–
Industrials	71,181,412	71,181,412	–	–
Information Technology	131,661,671	131,661,671	–	–
Materials	25,696,718	25,696,718	–	–
Telecommunications Services	14,645,223	14,645,223	–	–
Utilities	24,301,419	24,301,419	–	–
Collateral Held for Securities Loaned	13,732,194	13,732,194	–	–
Short-Term Investments	29,487,074	29,487,074	–	–

Total	$859,416,099	$859,416,099	$–	$–

There were no significant transfers between Levels during the period ended July 31, 2015. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Value Fund, is as follows:

Fund	Value October 31, 2014	Gross Purchases	Gross Sales	Shares Held at July 31, 2015	Value July 31, 2015	Income Earned November 1, 2014 - July 31, 2015
Cash Management Trust-Collateral Investment	$–	$100,042,535	$86,310,341	13,732,194	$13,732,194	$33,064
Cash Management Trust-Short Term Investment	24,139,770	63,009,201	57,661,897	29,487,074	29,487,074	12,019
Total Value and Income Earned	24,139,770				43,219,268	45,083

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
143

LARGE CAP STOCK FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Shares	Common Stock (87.9%)	Value

Consumer Discretionary (12.7%)
7,600	ABC-MART, Inc.	$456,321
20,900	Aisan Industry Company, Ltd.	192,303
43,300	Aisin Seiki Company, Ltd.	1,755,336
73,760	Amazon.com, Inc.[a]	39,546,424
51,810	AutoZone, Inc.[a]	36,315,701
10,100	Bayerische Motoren Werke AG	790,537
48,900	Berkeley Group Holdings plc	2,568,020
12,200	Brembo SPA	550,550
14,400	Bridgestone Corporation	542,807
95,000	Calsonic Kansei Corporation	692,959
19,600	Chiyoda Company, Ltd.	520,357
1,300	Christian Dior SE	268,901
493,820	Comcast Corporation	30,819,306
7,200	Daiichikosho Company, Ltd.	283,099
143,200	Debenhams PLC	195,999
107,500	Echo Entertainment Group, Ltd.	393,602
212,900	EDION Corporation[b]	1,405,446
55,500	Electrolux AB	1,593,291
1,234,217	Enterprise Inns plc[a]	2,163,780
18,600	Geo Holdings Corporation	256,127
151,000	Gunze, Ltd.	410,327
85,600	Hakuhodo Dy Holdings, Inc.	956,418
81,100	Haseko Corporation	1,026,965
74,300	Heiwa Corporation	1,631,633
136,000	Honda Motor Company, Ltd.	4,569,261
4,300	Hugo Boss AG	518,478
71,200	Informa plc	661,839
72,300	JB Hi-Fi, Ltd.[b]	1,018,772
67,600	JM AB	1,789,777
587,628	Kongsberg Automotive ASA[a]	367,167
432,480	Las Vegas Sands Corporation	24,236,179
36,542	Lookers plc	92,589
102,000	Luk Fook Holdings International, Ltd.	286,271
421,000	Marston’s plc	1,026,284
90,400	NOK Corporation	2,647,919
123,000	Persimmon plc	3,924,931
43,200	Premier Investments, Ltd.	420,569
38,700	SES SA	1,197,076
40,300	SHOWA Corporation	371,059
61,001	Slater & Gordon, Ltd.[b]	152,031
838,880	Starbucks Corporation	48,596,318
116,800	Sumitomo Forestry Company, Ltd.	1,385,152
61,700	Sumitomo Rubber Industries, Ltd.	929,695
63,000	Takashimaya Company, Ltd.	602,667
13,800	Tamron Company, Ltd.	288,167
145,000	UBM plc	1,201,975
10,645	Valora Holding AG	2,072,156
73,000	Wacoal Holdings Corporation	931,603
92,500	WH Smith plc	2,280,980
94,800	WPP plc	2,178,101
11,100	Yokohama Rubber Company, Ltd.	219,526

	Total	229,302,751

Consumer Staples (5.9%)
22,400	AarhusKarlshamn AB	1,517,262
59,900	Axfood AB	1,021,430
16,245	Bakkafrost PF	493,147
49,670	Britvic plc	531,505
5,200	Carlsberg AS	453,053
107,300	Coca-Cola HBC AGa	2,238,035
10,719	Cranswick plc	276,198
197,390	CVS Health Corporation	22,200,453
215	Greencore Group plc	1,062
18,600	Henkel AG & Company KGaA	1,875,922
260,540	Kimberly-Clark Corporation	29,954,284
238,100	Koninklijke Ahold NV	4,738,608

Shares	Common Stock (87.9%)	Value

Consumer Staples (5.9%) - continued
10,700	KOSE Corporation	$1,039,651
23,400	Marks and Spencer Group plc	198,615
5,100	Milbon Company, Ltd.	201,644
66,100	Nestle SA	5,000,471
58,500	Nisshin Oillio Group, Ltd.	252,787
345,360	Philip Morris International, Inc.	29,538,641
12,000	Royal Unibrew AS	392,696
97,770	SalMar ASA	1,546,043
51,900	Suedzucker AGb	856,002
73,500	Swedish Match AB	2,251,297

	Total	106,578,806

Energy (7.9%)
537,220	BW Offshore, Ltd.	320,958
372,060	Cameron International Corporation[a]	18,774,148
583,120	Columbia Pipeline Group, Inc.	17,015,442
166,030	EOG Resources, Inc.	12,815,856
164,450	EQT Corporation	12,637,982
174,800	ERG SPA	2,261,454
744,730	Marathon Oil Corporation	15,646,777
42,449	Royal Dutch Shell plc	1,217,516
308,147	Royal Dutch Shell plc, Class B	8,922,391
82,900	Showa Shell Sekiyu KK	778,479
55,852	Statoil ASA	941,589
28,000	TonenGeneral Sekiyu KK	279,953
39,100	Total SA	1,929,307
215,950	Total SA ADR[b]	10,644,175
3,477,850	Weatherford International, Ltd.[a]	37,143,438
52,500	Woodside Petroleum, Ltd.	1,365,088
52,100	WorleyParsons, Ltd.	349,448

	Total	143,044,001

Financials (18.3%)
188,290	ACE, Ltd.	20,480,303
82,800	Allianz SE	13,563,671
350,484	Amlin plc	2,789,985
272,500	Bank Hapoalim, Ltd.	1,515,116
464,567	Bank of America Corporation	8,306,458
145,049	Bank of Queensland, Ltd.	1,454,669
658,000	Bank of Yokohama, Ltd.	4,180,962
64,200	Bendigo and Adelaide Bank, Ltd.	615,897
227,200	BinckBank NV	2,152,062
349,790	Blackstone Group, LP	13,729,257
4,400	Bolsas y Mercados Espanoles SA	181,707
163,960	Capital One Financial Corporation	13,329,948
100,656	Capital Shopping Centres Group plc	517,686
311,500	Capitaland Commercial Trust	323,453
300,600	CapitaMall Trust	438,218
94,000	Chiba Bank, Ltd.	748,987
593,870	Citigroup, Inc.	34,717,640
96,300	CNP Assurances	1,618,485
265,500	Comerica, Inc.	12,592,665
3,400	Daito Trust Construction Company, Ltd.	359,051
41,700	Daiwa House Industry Company, Ltd.	1,037,171
121,000	Daiwa Securities Group, Inc.	940,223
292,000	DEXUS Property Group	1,657,053
369,233	Direct Line Insurance Group plc	2,107,156
97,128	DnB ASA	1,583,424
8,800	Eurocommercial Properties NV	379,691
231,700	FlexiGroup, Ltd.[b]	511,934
276,700	Frasers Centrepoint Trust	415,184
644,000	Fukuoka Financial Group, Inc.	3,309,743
26,000	Gunma Bank, Ltd.	193,219
26,000	Hachijuni Bank, Ltd.	201,778
38,296	Hamborner REIT AG	366,414

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
144

LARGE CAP STOCK FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Shares	Common Stock (87.9%)	Value

Financials (18.3%) - continued
24,800	Hang Seng Bank, Ltd.	$508,077
38,300	Hannover Rueckversicherung SE	4,066,144
140,800	Henderson Land Development Company, Ltd.	929,043
104,000	Hokuhoku Financial Group, Inc.	245,539
1,861,500	HSBC Holdings plc	16,813,861
84,600	Hufvudstaden AB	1,093,585
637,000	Hysan Development Company, Ltd.	2,726,585
21,799	IG Group Holdings plc	254,368
90,900	ING Groep NV	1,545,949
103,850	Intercontinental Exchange, Inc.	23,681,954
306,012	Intermediate Capital Group plc	2,781,549
523,480	Invesco, Ltd.	20,206,328
187,500	Investa Office Fund	541,826
408,600	Investec plc	3,726,549
696,334	J.P. Morgan Chase & Company	47,719,769
8,900	Julius Baer Group, Ltd.	492,346
486,000	Link REIT	2,857,227
20,600	Muenchener Rueckversicherungs-Gesellschaft AG	3,785,833
2,661,000	New World Development Company, Ltd.	3,213,268
557,504	Nordea Bank AB	6,941,388
65,000	Ogaki Kyoritsu Bank, Ltd.	232,644
515,800	Old Mutual plc	1,705,845
142,000	Resona Holdings, Inc.	780,677
8,900	Sampo Oyj	440,378
54,900	Schroders plc	2,704,942
110,638	SEGRO plc	775,425
371,100	Skandinaviska Enskilda Banken AB	4,467,476
1,000	St. Galler Kantonalbank AG	376,177
1,086,766	Stockland	3,368,529
433,000	Sumitomo Mitsui Trust Holdings, Inc.	2,011,121
88,700	Swiss Re AG	7,979,191
12,700	Talanx AG	405,950
133,900	UBS Group AGa	3,078,508
179,251	UNIQA Insurance Group AG	1,693,881
244,940	United Overseas Bank, Ltd.	3,965,229
47,600	Wallenstam AB	344,869
343,700	Wing Tai Holdings, Ltd.	472,268
11,400	Zurich Insurance Group AG	3,471,410

	Total	328,724,918

Health Care (12.1%)
56,960	Actavis, Inc.[a]	18,862,304
6,200	Actelion, Ltd.	916,877
86,810	Alexion Pharmaceuticals, Inc.[a]	17,139,766
53,750	Amgen, Inc.	9,491,713
129,310	Baxalta, Inc.[a]	4,245,247
129,310	Baxter International, Inc.	5,182,745
5,500	Bayer AG	812,220
246,000	Cerner Corporation[a]	17,643,120
32,900	CSL, Ltd.	2,376,774
58,900	Essilor International SA	7,543,877
4,400	Fresenius Medical Care AG & Company	360,017
3,900	Gerresheimer AG	286,988
173,500	Gilead Sciences, Inc.	20,448,710
164,587	GlaxoSmithKline plc	3,577,284
67,600	Hikma Pharmaceuticals plc	2,525,313
4,800	Hogy Medical Company, Ltd.	233,336
17,994	ICON plc[a]	1,453,915
43,000	Kaken Pharmaceutical Company, Ltd.	1,602,111
32,000	KYORIN Holdings, Inc.	623,369
9,100	Lonza Group AG	1,319,087

Shares	Common Stock (87.9%)	Value

Health Care (12.1%) - continued
760,130	Merck & Company, Inc.	$44,817,265
49,600	Novartis AG	5,146,705
11,000	Orpea	830,672
12,800	Paramount Bed Holdings Company, Ltd.	382,222
797,220	Pfizer, Inc.	28,747,753
8,300	Sanofi	894,665
152,756	Vertex Pharmaceuticals, Inc.[a]	20,622,060

	Total	218,086,115

Industrials (8.0%)
19,200	Aalberts Industries NV	602,243
8,500	Adecco SAa	709,431
36,100	Aida Engineering, Ltd.	345,627
459,699	Air New Zealand, Ltd.	800,702
12,300	Airbus Group NV	873,120
236,800	ALS, Ltd.[b]	925,716
209,000	Asahi Glass Company, Ltd.	1,224,484
251,870	Boeing Company	36,312,098
1,100	Bucher Industries AG	268,167
79,000	Cathay Pacific Airways, Ltd.	186,723
111,000	Central Glass Company, Ltd.	467,175
29,000	COMSYS Holdings Corporation	439,646
85,100	CTT-Correios de Portugal SA	877,370
53,000	Dai Nippon Printing Company, Ltd.	588,094
26,905	Dart Group plc	187,392
542,000	Delta Air Lines, Inc.	24,032,280
36,700	Deutsche Post AG	1,109,267
13,838	Flughafen Wien Aktiengesellschaft	1,193,010
1,400	Flughafen Zuerich AG	1,149,162
21,200	Fly Leasing, Ltd. ADR	318,848
9,400	Fraport AG Frankfurt Airport Services Worldwide	617,177
1,000	Georg Fischer AG	666,851
18,200	Go-Ahead Group plc	723,816
30,700	Hamburger Hafen und Logistik AG	589,357
33,000	Hankyu Hanshin Holdings, Inc.	208,461
5,800	Hoshizaki Electric Company, Ltd.	345,715
25,700	Inaba Denki Sangyo Company, Ltd.	875,395
99,600	Intrum Justitia AB	3,387,125
323,600	ITOCHU Corporation	3,961,460
9,564	Jardine Matheson Holdings, Ltd.	519,430
6,200	Jungheinrich AG	437,095
120,300	KITZ Corporation	549,685
128,600	Komatsu, Ltd.	2,376,394
26,100	KONE Oyj	1,095,325
26,700	Koninklijke Boskalis Westminster NV	1,304,492
47,300	MIRAIT Holdings Corporation	542,744
55,000	Mitsuboshi Belting, Ltd.	437,522
57,200	Nippon Konpo Unyu Soko Company, Ltd.	988,948
37,200	Nisshinbo Holdings, Inc.	412,097
84,000	Nitto Kogyo Corporation	1,855,026
36,000	Okuma Corporation	348,916
161,900	Rentokil Initial plc	371,716
9,688	Rieter Holding AG	1,459,905
195,900	Sandvik AB	1,985,000
300	Schweiter Technologies AG	234,971
56,800	Siemens AG	6,085,889
27,000	Teleperformance SA	2,004,525
14,600	TKH Group NV	626,483
83,000	Toppan Printing Company, Ltd.	721,266
33,400	Tsubakimoto Chain Company	284,822
350,510	Union Pacific Corporation	34,206,271

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
145

LARGE CAP STOCK FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Shares	Common Stock (87.9%)	Value

Industrials (8.0%) - continued
11,300	Yuasa Trading Company, Ltd.	$266,277

	Total	143,100,711

Information Technology (15.6%)
145,250	Alibaba Group Holding, Ltd. ADR[a]	11,378,885
33,300	Alps Electric Company, Ltd.	1,049,583
623,096	Apple, Inc.	75,581,545
91,100	Brother Industries, Ltd.	1,258,464
172,100	Canon, Inc.	5,506,363
9,500	Cap Gemini SA	907,547
138,900	Carsales.com, Ltd.[b]	1,099,516
389,700	Cisco Systems, Inc.	11,075,274
36,509	Dialog Semiconductor plc[a]	1,820,774
969,010	EMC Corporation	26,056,679
177,200	Facebook, Inc.[a]	16,658,572
169,200	FUJIFILM Holdings NPV	6,710,258
30,800	GMO Internet, Inc.	514,120
49,092	Google, Inc., Class Aa	32,277,990
48,878	Google, Inc., Class Ca	30,578,565
41,000	Hitachi Kokusai Electric, Inc.	552,787
26,500	IRESS, Ltd.	201,072
21,400	IT Holdings Corporation	490,080
19,400	ITOCHU Techno-Solutions Corporation	452,952
67,300	NEC Networks & System Integration Corporation	1,409,781
12,900	NS Solutions Corporation	508,682
33,000	Optimal Payments plc[a]	135,860
9,200	Oracle Corporation Japan	387,180
253,120	Salesforce.com, Inc.[a]	18,553,696
41,800	Samsung Electronics Company, Ltd. GDR	21,192,600
44,500	SAP SE	3,197,013
270,000	Teradata Corporation[a]	10,019,700
13,300	Trend Micro, Inc.	486,806

	Total	280,062,344

Materials (3.1%)
122,300	Albemarle Corporation	6,628,660
7,800	APERAM[a]	287,335
160,100	BillerudKorsnas AB	2,459,405
154,400	Boral, Ltd.	747,920
68,100	Buzzi Unicem SPA	1,162,567
153,580	Celanese Corporation	10,123,993
173,000	Daicel Corporation	2,344,861
296,830	Dow Chemical Company	13,968,820
70,000	DOWA Holdings Company, Ltd.	665,112
1,000	Givaudan SA	1,860,147
58,900	Hokuetsu Kishu Paper Company, Ltd.	351,734
18,500	Holmen AB	527,785
56,200	Mondi plc	1,349,089
162,000	Nippon Steel & Sumitomo Metal Corporation	382,656
786,253	Norsk Hydro ASA	2,932,105
192,388	OceanaGold Corporation	332,452
66,000	Oji Holdings Corporation	288,573
86,000	Rengo Company, Ltd.	332,961
161,000	Sumitomo Metal Mining Company, Ltd.	2,164,683
67,000	Sumitomo Seika Chemicals Company, Ltd.	458,572
119,900	UPM-Kymmene Oyj	2,214,761
58,500	Vedanta Resources plc[b]	363,942
89,759	Yara International ASA	4,465,886

	Total	56,414,019

Shares	Common Stock (87.9%)	Value

Telecommunications Services (1.6%)
602,200	Bezeq Israel Telecommunication Corporation, Ltd.	$1,110,603
350,493	BT Group plc	2,536,512
93,700	Elisa Oyj	3,156,126
84,400	Freenet AG	2,896,451
1,177,471	KCOM Group plc	1,737,659
99,200	Nippon Telegraph & Telephone Corporation	3,820,464
205,100	Orange SA	3,373,943
48,900	Proximus SA	1,843,345
54,400	Tele2 AB	565,961
1,646,100	Telstra Corporation, Ltd.	7,794,444

	Total	28,835,508

Utilities (2.7%)
1,556,300	A2A SPA	1,986,880
75,500	CLP Holdings, Ltd.	641,186
68,400	E.ON SE	903,309
1,063,600	Electricidade de Portugal SA	3,933,991
617,900	Enel SPA	2,903,478
37,600	Hokuriku Electric Power Company	578,001
28,759	National Grid plc	382,745
583,120	NiSource, Inc.	10,181,275
135,000	Osaka Gas Company, Ltd.	539,805
407,690	PG&E Corporation	21,407,802
392,000	Redes Energeticas Nacionais SGPS SA	1,174,872
35,667	Severn Trent plc	1,226,245
67,000	Toho Gas Company, Ltd.	400,255
210,200	United Utilities Group plc	2,923,986

	Total	49,183,830

	Total Common Stock (cost $1,206,457,555)	1,583,333,003

Shares	Mutual Funds (2.0%)	Value

Equity Mutual Funds (2.0%)
556,500	iShares MSCI EAFE Index Fund	36,050,070

	Total	36,050,070

	Total Mutual Funds (cost $36,333,690)	36,050,070

Shares	Collateral Held for Securities Loaned (0.8%)	Value

13,683,440	Thrivent Cash Management Trust	13,683,440

	Total Collateral Held for Securities Loaned (cost $13,683,440)	13,683,440

Shares or Principal Amount	Short-Term Investments (9.8%)[c]	Value

	Federal Home Loan Bank Discount Notes
3,500,000	0.065%, 8/7/2015[d]	3,499,962
5,500,000	0.065%, 8/14/2015[d]	5,499,871
2,900,000	0.085%, 8/19/2015[d]	2,899,877
400,000	0.085%, 9/2/2015[d]	399,970
7,000,000	0.090%, 9/9/2015[d]	6,999,317
700,000	0.080%, 9/11/2015[d]	699,936
17,700,000	0.085%, 10/2/2015[d]	17,697,409

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
146

LARGE CAP STOCK FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Shares or Principal Amount	Short-Term Investments (9.8%)[c]	Value

	Federal National Mortgage Association Discount Notes
3,600,000	0.060%, 8/12/2015[d]	$3,599,934
1,000,000	0.060%, 9/14/2015[d]	999,927
1,500,000	0.065%, 10/14/2015[d]	1,499,799
132,929,837	Thrivent Cash Management Trust 0.070%	132,929,837

	Total Short-Term Investments (at amortized cost)	176,725,839

	Total Investments (cost $1,433,200,524) 100.5%	$1,809,792,352

	Other Assets and Liabilities, Net (0.5%)	(9,593,993)

	Total Net Assets 100.0%	$1,800,198,359

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	At July 31, 2015, $42,996,092 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$416,153,312
Gross unrealized depreciation	(39,561,484)

Net unrealized appreciation (depreciation)	$376,591,828

Cost for federal income tax purposes	$1,433,200,524

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
147

LARGE CAP STOCK FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2015, in valuing Large Cap Stock Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	229,302,751	179,513,928	49,788,823	–
Consumer Staples	106,578,806	81,693,378	24,885,428	–
Energy	143,044,001	124,677,818	18,366,183	–
Financials	328,724,918	198,906,633	129,818,285	–
Health Care	218,086,115	188,654,598	29,431,517	–
Industrials	143,100,711	94,869,497	48,231,214	–
Information Technology	280,062,344	253,373,506	26,688,838	–
Materials	56,414,019	30,721,473	25,692,546	–
Telecommunications Services	28,835,508	–	28,835,508	–
Utilities	49,183,830	31,589,077	17,594,753	–
Mutual Funds
Equity Mutual Funds	36,050,070	36,050,070	–	–
Collateral Held for Securities Loaned	13,683,440	13,683,440	–	–
Short-Term Investments	176,725,839	132,929,837	43,796,002	–
Total	$1,809,792,352	$1,366,663,255	$443,129,097	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	5,548,629	5,548,629	–	–

Total Asset Derivatives	$5,548,629	$5,548,629	$–	$–

Liability Derivatives
Futures Contracts	3,208,786	3,208,786	–	–

Total Liability Derivatives	$3,208,786	$3,208,786	$–	$–

There were no significant transfers between Levels during the period ended July 31, 2015. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
Eurex EURO STOXX 50 Futures	4,234	September 2015	$161,897,436	$167,446,065	$5,548,629
Mini MSCI EAFE Index Futures	1,756	September 2015	166,256,798	164,361,600	(1,895,198)
S&P 500 Index Mini-Futures	(1,890)	September 2015	(196,985,212)	(198,298,800)	(1,313,588)
Total Futures Contracts					$2,339,843

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Stock Fund, is as follows:

Fund	Value October 31, 2014	Gross Purchases	Gross Sales	Shares Held at July 31, 2015	Value July 31, 2015	Income Earned November 1, 2014 - July 31, 2015
Cash Management Trust-Collateral Investment	$26,063,555	$347,372,055	$359,752,170	13,683,440	$13,683,440	$352,565
Cash Management Trust-Short Term Investment	72,608,318	511,543,878	451,222,359	132,929,837	132,929,837	73,122
Total Value and Income Earned	98,671,873				146,613,277	425,687

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
148

HIGH YIELD FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Principal Amount	Bank Loans (5.5%)[a]	Value

Basic Materials (0.3%)
	Fortescue Metals Group, Ltd., Term Loan
$2,805,000	0.000%, 6/30/2019[b,c]	$2,293,087

	Total	2,293,087

Communications Services (2.6%)
	Birch Communication, Inc., Term Loan
3,565,507	7.750%, 7/17/2020	3,565,507
	Cengage Learning Acquisitions, Term Loan
4,405,883	7.000%, 3/31/2020	4,416,897
	Clear Channel Communications, Inc., Term Loan
2,316,595	7.690%, 7/30/2019	2,147,391
	iHeartCommunications, Inc., Term Loan
7,202,962	6.940%, 1/30/2019	6,609,654
	IMG Worldwide, Inc., Term Loan
2,750,000	8.250%, 5/6/2022	2,672,093

	Total	19,411,542

Consumer Cyclical (1.2%)
	Amaya BV, Term Loan
2,305,000	8.000%, 8/1/2022	2,325,745
	Mohegan Tribal Gaming Authority, Term Loan
2,255,650	5.500%, 11/19/2019	2,241,958
	Scientific Games International, Inc., Term Loan
4,427,750	6.000%, 10/1/2021	4,443,114

	Total	9,010,817

Consumer Non-Cyclical (0.7%)
	Albertsons, Inc., Term Loan
2,962,668	5.375%, 3/21/2019	2,972,119
	McGraw-Hill Global Education Holdings, LLC, Term Loan
1,965,957	4.750%, 3/22/2019	1,972,720

	Total	4,944,839

Technology (0.7%)
	First Data Corporation, Term Loan
5,549,215	3.687%, 3/23/2018	5,531,902

	Total	5,531,902

	Total Bank Loans (cost $41,469,938)	41,192,187

Principal Amount	Long-Term Fixed Income (87.5%)	Value

Asset-Backed Securities (0.3%)
	Renaissance Home Equity Loan Trust
1,607,253	5.746%, 5/25/2036[d]	1,133,112
1,600,000	6.011%, 5/25/2036[d]	1,125,998

	Total	2,259,110

Basic Materials (3.5%)
	ArcelorMittal SA
3,760,000	5.125%, 6/1/2020[e]	3,769,400
	Bluescope Steel, Ltd.
1,410,000	7.125%, 5/1/2018*	1,406,475
	First Quantum Minerals, Ltd.
1,966,000	6.750%, 2/15/2020[f]	1,513,820
1,901,000	7.000%, 2/15/2021[f]	1,449,513

Principal Amount	Long-Term Fixed Income (87.5%)	Value

Basic Materials (3.5%) - continued
	Graphic Packaging International, Inc.
$710,000	4.750%, 4/15/2021	$724,945
470,000	4.875%, 11/15/2022	471,175
	Hexion US Finance Corporation
3,230,000	8.875%, 2/1/2018	2,810,100
	INEOS Group Holdings SA
2,755,000	6.125%, 8/15/2018[e,f]	2,803,212
	Midwest Vanadium, Pty. Ltd.
3,070,000	11.500%, 2/15/2018*,g	138,150
	Novelis, Inc.
3,550,000	8.750%, 12/15/2020	3,745,250
	Resolute Forest Products, Inc.
3,335,000	5.875%, 5/15/2023	2,784,725
	Ryerson, Inc.
1,900,000	9.000%, 10/15/2017	1,876,250
	Signode Industrial Group Lux SA
920,000	6.375%, 5/1/2022[f]	899,300
	Tembec Industries, Inc.
2,340,000	9.000%, 12/15/2019[f]	1,895,400

	Total	26,287,715

Capital Goods (7.6%)
	Abengoa Finance SAU
2,750,000	7.750%, 2/1/2020[e,f]	2,165,625
	Abengoa Greenfield SA
3,040,000	6.500%, 10/1/2019[e,f]	2,401,600
	Anixter, Inc.
3,045,000	5.125%, 10/1/2021	3,071,644
	Berry Plastics Corporation
5,630,000	5.125%, 7/15/2023	5,531,475
	Bombardier, Inc.
1,870,000	7.500%, 3/15/2025[e,f]	1,547,425
	Brand Energy & Infrastructure Services, Inc.
1,830,000	8.500%, 12/1/2021[f]	1,692,750
	Case New Holland, Inc.
2,210,000	7.875%, 12/1/2017	2,436,525
	Cemex Finance, LLC
2,305,000	9.375%, 10/12/2017[f]	2,578,027
	Cemex SAB de CV
2,500,000	5.700%, 1/11/2025[f]	2,430,000
	CNH Capital, LLC
1,850,000	3.625%, 4/15/2018	1,872,746
	Huntington Ingalls Industries, Inc.
820,000	5.000%, 12/15/2021[f]	842,550
	Manitowoc Company, Inc.
4,270,000	8.500%, 11/1/2020	4,488,837
	Milacron, LLC
2,360,000	7.750%, 2/15/2021[f]	2,436,700
	Moog, Inc.
1,525,000	5.250%, 12/1/2022[f]	1,540,250
	Nortek, Inc.
3,360,000	8.500%, 4/15/2021	3,595,200
	Reynolds Group Issuer, Inc.
1,840,000	9.875%, 8/15/2019	1,935,450
1,900,000	5.750%, 10/15/2020	1,966,500
2,370,000	8.250%, 2/15/2021	2,458,875
	Safeway Group Holding, LLC
2,825,000	7.000%, 5/15/2018[f]	2,881,500
	Silgan Holdings, Inc.
3,530,000	5.000%, 4/1/2020	3,609,425
	United Rentals North America, Inc.
1,375,000	6.125%, 6/15/2023	1,416,250

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
149

HIGH YIELD FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (87.5%)	Value

Capital Goods (7.6%) - continued
	UR Financing Escrow Corporation
$3,750,000	7.625%, 4/15/2022	$4,073,438

	Total	56,972,792

Communications Services (15.8%)
	Altice Financing SA
920,000	6.500%, 1/15/2022[f]	949,900
710,000	6.625%, 2/15/2023[f]	731,300
	Altice Finco SA
950,000	9.875%, 12/15/2020[f]	1,054,500
460,000	8.125%, 1/15/2024[f]	478,400
200,000	7.625%, 2/15/2025[f]	203,500
	AMC Networks, Inc.
4,190,000	7.750%, 7/15/2021	4,525,200
	CCO Holdings, LLC
700,000	7.375%, 6/1/2020	740,395
1,835,000	5.250%, 3/15/2021	1,867,113
1,835,000	5.250%, 9/30/2022	1,857,938
	Clear Channel Worldwide Holdings, Inc.
5,000,000	6.500%, 11/15/2022	5,212,500
	Columbus International, Inc.
4,435,000	7.375%, 3/30/2021[f]	4,712,188
	Digicel, Ltd.
1,470,000	7.000%, 2/15/2020*	1,525,125
2,780,000	6.000%, 4/15/2021[f]	2,620,150
	DISH DBS Corporation
2,355,000	5.125%, 5/1/2020	2,384,437
	Eileme 2 AB
3,740,000	11.625%, 1/31/2020*	4,099,975
	Frontier Communications Corporation
2,745,000	8.125%, 10/1/2018	2,950,875
	Gray Television, Inc.
2,290,000	7.500%, 10/1/2020	2,424,537
	Hughes Satellite Systems Corporation
3,960,000	6.500%, 6/15/2019	4,345,605
	Intelsat Jackson Holdings SA
6,530,000	7.250%, 10/15/2020	6,472,862
	Level 3 Escrow II, Inc.
3,000,000	5.375%, 8/15/2022	3,030,000
	Level 3 Financing, Inc.
3,700,000	8.625%, 7/15/2020	3,949,750
1,380,000	6.125%, 1/15/2021	1,447,275
	McGraw-Hill Global Education Holdings, LLC
4,705,000	9.750%, 4/1/2021	5,210,787
	MDC Partners, Inc.
3,270,000	6.750%, 4/1/2020[f]	3,237,300
	Numericable-SFR
3,910,000	6.000%, 5/15/2022[f]	3,978,425
2,290,000	6.250%, 5/15/2024[f]	2,328,816
	Sprint Communications, Inc.
7,120,000	9.000%, 11/15/2018[f]	7,974,400
2,530,000	7.000%, 3/1/2020[f]	2,694,450
	Sprint Corporation
8,475,000	7.625%, 2/15/2025	7,860,563
	T-Mobile USA, Inc.
3,210,000	6.542%, 4/28/2020	3,381,414
920,000	6.125%, 1/15/2022	961,400
920,000	6.500%, 1/15/2024	971,465
	Unitymedia Hessen GmbH & Company KG
4,650,000	5.500%, 1/15/2023[f]	4,737,187

Principal Amount	Long-Term Fixed Income (87.5%)	Value

Communications Services (15.8%) - continued
	Univision Communications, Inc.
$2,713,000	6.750%, 9/15/2022[f]	$2,916,475
2,590,000	5.125%, 2/15/2025[f]	2,596,475
	UPCB Finance V, Ltd.
1,260,000	7.250%, 11/15/2021[f]	1,357,650
	Virgin Media Secured Finance plc
1,030,000	5.250%, 1/15/2026[f]	993,950
	West Corporation
3,210,000	5.375%, 7/15/2022[f]	3,049,500
	Wind Acquisition Finance SA
5,940,000	4.750%, 7/15/2020[f]	6,073,650
	Ziggo Bond Finance BV
1,180,000	5.875%, 1/15/2025[f]	1,160,825

	Total	119,068,257

Consumer Cyclical (12.2%)
	AMC Entertainment, Inc.
2,290,000	5.875%, 2/15/2022	2,341,525
	Beazer Homes USA, Inc.
2,290,000	5.750%, 6/15/2019	2,278,550
	Brookfield Residential Properties, Inc.
2,370,000	6.500%, 12/15/2020[f]	2,393,700
1,760,000	6.125%, 7/1/2022[f]	1,716,000
	Choice Hotels International, Inc.
5,721,000	5.750%, 7/1/2022	6,107,167
	Chrysler Group, LLC
1,900,000	8.250%, 6/15/2021	2,059,125
	Churchill Downs, Inc.
3,110,000	5.375%, 12/15/2021	3,187,750
	Cinemark USA, Inc.
4,205,000	4.875%, 6/1/2023	4,136,669
	CST Brands, Inc.
1,890,000	5.000%, 5/1/2023	1,880,550
	Eldorado Resorts, Inc.
2,340,000	7.000%, 8/1/2023[f]	2,345,850
	Family Tree Escrow, LLC
1,410,000	5.250%, 3/1/2020[f]	1,487,550
1,880,000	5.750%, 3/1/2023[f]	1,983,400
	Jaguar Land Rover Automotive plc
2,110,000	4.125%, 12/15/2018[f]	2,131,100
585,000	4.250%, 11/15/2019[f]	587,925
950,000	5.625%, 2/1/2023[f]	959,500
	KB Home
930,000	7.250%, 6/15/2018	1,002,075
920,000	4.750%, 5/15/2019	917,700
1,750,000	8.000%, 3/15/2020	1,933,750
1,420,000	7.500%, 9/15/2022	1,469,700
	L Brands, Inc.
1,430,000	6.625%, 4/1/2021	1,607,863
1,640,000	5.625%, 2/15/2022	1,760,950
	Lear Corporation
2,340,000	4.750%, 1/15/2023	2,322,450
	Lennar Corporation
940,000	4.500%, 11/15/2019	971,725
2,810,000	4.750%, 5/30/2025	2,732,725
	Live Nation Entertainment, Inc.
3,575,000	5.375%, 6/15/2022[f]	3,583,938
	LKQ Corporation
2,590,000	4.750%, 5/15/2023	2,466,975
	Masonite International Corporation
1,000,000	5.625%, 3/15/2023[f]	1,030,000
	Mohegan Tribal Gaming Authority
2,835,000	9.750%, 9/1/2021[e]	2,987,381

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
150

HIGH YIELD FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (87.5%)	Value

Consumer Cyclical (12.2%) - continued
	Neiman Marcus Group, Ltd., LLC
$2,760,000	8.000%, 10/15/2021[f]	$2,925,600
	New Cotai, LLC
3,889,327	10.625%, 5/1/2019*,e	3,383,714
	Rite Aid Corporation
2,835,000	6.750%, 6/15/2021	3,012,188
2,840,000	6.125%, 4/1/2023[f]	2,950,050
	Scientific Games International, Inc.
3,895,000	6.625%, 5/15/2021[e]	3,096,525
	Seminole Indian Tribe of Florida
3,345,000	7.804%, 10/1/2020*	3,570,787
	Six Flags Entertainment Corporation
3,750,000	5.250%, 1/15/2021[f]	3,862,500
	Studio City Finance, Ltd.
2,335,000	8.500%, 12/1/2020[e,f]	2,381,700
	Tunica-Biloxi Gaming Authority
4,230,000	9.000%, 11/15/2015*,g	2,199,600
	United Rentals, Inc.
950,000	5.500%, 7/15/2025	908,438
	ZF North America Capital, Inc.
1,875,000	4.500%, 4/29/2022[f]	1,846,875
1,875,000	4.750%, 4/29/2025[f]	1,832,813

	Total	92,354,383

Consumer Non-Cyclical (12.8%)
	B&G Foods, Inc.
3,300,000	4.625%, 6/1/2021	3,283,500
	Cott Beverages, Inc.
2,885,000	5.375%, 7/1/2022	2,820,088
	Endo Finance, LLC
2,350,000	5.375%, 1/15/2023[f]	2,374,957
1,410,000	6.000%, 7/15/2023[f]	1,466,400
940,000	6.000%, 2/1/2025[f]	968,200
	Energizer Holdings, Inc.
3,760,000	5.500%, 6/15/2025[f]	3,675,400
	Envision Healthcare Corporation
3,205,000	5.125%, 7/1/2022[f]	3,237,050
	Grifols Worldwide Operations, Ltd.
3,855,000	5.250%, 4/1/2022	3,893,550
	HCA, Inc.
550,000	3.750%, 3/15/2019	557,906
2,355,000	6.500%, 2/15/2020	2,633,184
4,190,000	5.875%, 3/15/2022	4,593,287
1,640,000	4.750%, 5/1/2023	1,683,050
3,295,000	5.375%, 2/1/2025	3,369,138
	Hologic, Inc.
700,000	5.250%, 7/15/2022[f]	722,750
	JBS USA, LLC
2,750,000	5.875%, 7/15/2024[f]	2,791,250
4,795,000	5.750%, 6/15/2025[f]	4,751,581
	Kindred Escrow Corporation II
3,695,000	8.750%, 1/15/2023[f]	4,073,738
	MPH Acquisition Holdings, LLC
4,105,000	6.625%, 4/1/2022[f]	4,248,675
	Omnicare, Inc.
1,410,000	4.750%, 12/1/2022	1,489,313
2,244,000	5.000%, 12/1/2024	2,378,640
	Ortho-Clinical Diagnostics, Inc.
3,900,000	6.625%, 5/15/2022[f]	3,597,750
	Prestige Brands, Inc.
920,000	5.375%, 12/15/2021[f]	929,200
	Quintiles Transnational Holdings, Inc.
820,000	4.875%, 5/15/2023[f]	831,783

Principal Amount	Long-Term Fixed Income (87.5%)	Value

Consumer Non-Cyclical (12.8%) - continued
	Revlon Consumer Products Corporation
$4,240,000	5.750%, 2/15/2021	$4,240,000
	Spectrum Brands Escrow Corporation
1,930,000	6.375%, 11/15/2020	2,055,450
1,820,000	6.625%, 11/15/2022	1,947,400
	Spectrum Brands, Inc.
1,880,000	5.750%, 7/15/2025[f]	1,936,024
	Teleflex, Inc.
2,225,000	5.250%, 6/15/2024	2,275,062
	Tenet Healthcare Corporation
2,750,000	6.000%, 10/1/2020	2,990,625
3,665,000	8.125%, 4/1/2022	4,111,690
	TreeHouse Foods, Inc.
1,835,000	4.875%, 3/15/2022	1,862,525
	Valeant Pharmaceuticals International
2,400,000	7.250%, 7/15/2022[f]	2,532,000
2,355,000	5.500%, 3/1/2023[f]	2,407,988
	Visant Corporation
1,830,000	10.000%, 10/1/2017[e]	1,422,825
	VPII Escrow Corporation
2,830,000	7.500%, 7/15/2021[f]	3,070,550
	VRX Escrow Corporation
5,000,000	6.125%, 4/15/2025[f]	5,225,000

	Total	96,447,529

Energy (11.6%)
	Antero Resources Corporation
1,415,000	5.125%, 12/1/2022	1,337,175
2,360,000	5.625%, 6/1/2023[f]	2,271,500
	California Resources Corporation
3,745,000	6.000%, 11/15/2024[e]	3,033,450
	Chaparral Energy, Inc.
2,835,000	7.625%, 11/15/2022[e]	1,658,475
	Concho Resources, Inc.
4,260,000	6.500%, 1/15/2022	4,403,775
	Crestwood Midstream Partners, LP
2,065,000	6.125%, 3/1/2022	2,039,187
2,365,000	6.250%, 4/1/2023[f]	2,376,825
	Diamondback Energy, Inc.
3,445,000	7.625%, 10/1/2021	3,651,700
	EP Energy, LLC
3,285,000	6.375%, 6/15/2023[e,f]	3,071,475
	Exterran Partners, LP
3,720,000	6.000%, 4/1/2021	3,394,500
	Halcon Resources Corporation
2,345,000	8.625%, 2/1/2020[e,f]	2,239,475
1,415,000	8.875%, 5/15/2021[e]	735,800
	Hornbeck Offshore Services, Inc.
1,885,000	5.875%, 4/1/2020	1,592,825
1,410,000	5.000%, 3/1/2021	1,117,425
	Laredo Petroleum, Inc.
3,670,000	5.625%, 1/15/2022[e]	3,532,375
470,000	6.250%, 3/15/2023	466,475
	Linn Energy, LLC
1,750,000	8.625%, 4/15/2020	1,076,250
1,930,000	7.750%, 2/1/2021	1,129,050
	MarkWest Energy Partners, LP
3,165,000	4.875%, 12/1/2024	3,085,875
	MEG Energy Corporation
945,000	6.500%, 3/15/2021[f]	883,102
2,840,000	6.375%, 1/30/2023[f]	2,527,600

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
151

HIGH YIELD FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (87.5%)	Value

Energy (11.6%) - continued
	Memorial Production Partners, LP
$2,830,000	7.625%, 5/1/2021	$2,377,200
	Noble Energy, Inc.
2,350,000	5.875%, 6/1/2024	2,549,971
	Offshore Group Investment, Ltd.
3,770,000	7.125%, 4/1/2023	1,988,675
	Pacific Drilling V, Ltd.
4,320,000	7.250%, 12/1/2017[e,f]	3,672,000
	Precision Drilling Corporation
2,200,000	6.625%, 11/15/2020	2,134,000
940,000	6.500%, 12/15/2021	890,650
1,150,000	5.250%, 11/15/2024	967,438
	Rice Energy, Inc.
3,895,000	6.250%, 5/1/2022	3,680,775
940,000	7.250%, 5/1/2023[f]	923,550
	Sabine Pass Liquefaction, LLC
2,355,000	5.625%, 2/1/2021	2,402,100
2,750,000	5.750%, 5/15/2024	2,734,531
2,800,000	5.625%, 3/1/2025[f]	2,758,000
	Sunoco, LP
2,335,000	5.500%, 8/1/2020[f]	2,375,863
1,170,000	6.375%, 4/1/2023[f]	1,202,175
	Tesoro Logistics, LP
2,100,000	5.500%, 10/15/2019[f]	2,173,500
1,870,000	6.250%, 10/15/2022[f]	1,954,150
	United Refining Company
2,789,000	10.500%, 2/28/2018	2,945,881
	WPX Energy, Inc.
1,910,000	7.500%, 8/1/2020[e]	1,938,650
2,330,000	8.250%, 8/1/2023[e]	2,367,863

	Total	87,661,286

Financials (9.3%)
	AerCap Ireland Capital, Ltd.
2,810,000	5.000%, 10/1/2021[f]	2,918,887
	Ally Financial, Inc.
1,290,000	3.250%, 2/13/2018	1,288,388
5,630,000	4.125%, 3/30/2020	5,672,225
2,120,000	4.125%, 2/13/2022	2,088,200
	Argos Merger Sub, Inc.
3,295,000	7.125%, 3/15/2023[f]	3,484,463
	Banco do Brasil SA/Cayman Islands
1,250,000	6.250%, 12/31/2049[f,h]	844,537
	BBVA International Preferred SA Unipersonal
1,415,000	5.919%, 12/29/2049[h]	1,452,144
	CIT Group, Inc.
3,205,000	3.875%, 2/19/2019	3,221,025
	Corrections Corporation of America
3,215,000	4.625%, 5/1/2023	3,174,812
	Credit Agricole SA
935,000	6.625%, 9/29/2049[e,f,h]	931,494
	CyrusOne, LP
3,460,000	6.375%, 11/15/2022	3,581,100
	DDR Corporation
720,000	4.625%, 7/15/2022	756,001
	Denali Borrower, LLC
4,890,000	5.625%, 10/15/2020[f]	5,097,825
	Developers Diversified Realty Corporation
2,810,000	7.875%, 9/1/2020	3,425,410
	Drawbridge Special Opportunities Fund, LP
3,215,000	5.000%, 8/1/2021[f]	3,174,812

Principal Amount	Long-Term Fixed Income (87.5%)	Value

Financials (9.3%) - continued
	HSBC Holdings plc
$935,000	6.375%, 12/29/2049[h]	$940,844
	Icahn Enterprises, LP
3,500,000	4.875%, 3/15/2019	3,609,375
6,965,000	6.000%, 8/1/2020	7,330,662
	ILFC E-Capital Trust II
1,605,000	6.250%, 12/21/2065[f,i]	1,572,900
	International Lease Finance Corporation
1,400,000	8.875%, 9/1/2017	1,559,250
	Jefferies Finance, LLC
2,350,000	7.375%, 4/1/2020*	2,350,000
	Lloyds Banking Group plc
920,000	6.657%, 1/29/2049[e,f,h]	1,035,000
	MPT Operating Partnership, LP
1,052,000	6.375%, 2/15/2022	1,119,065
2,640,000	5.500%, 5/1/2024	2,719,200
	Quicken Loans, Inc.
3,745,000	5.750%, 5/1/2025[f]	3,623,288
	RHP Hotel Properties, LP
710,000	5.000%, 4/15/2021	715,325
840,000	5.000%, 4/15/2023[f]	835,800
	Royal Bank of Scotland Group plc
1,885,000	7.640%, 3/29/2049[h]	2,012,237

	Total	70,534,269

Technology (5.0%)
	AECOM
2,340,000	5.750%, 10/15/2022[f]	2,375,100
935,000	5.875%, 10/15/2024[f]	949,025
	Alliance Data Systems Corporation
6,120,000	5.375%, 8/1/2022[f]	6,058,800
	Amkor Technology, Inc.
2,870,000	6.625%, 6/1/2021	2,816,905
	Brocade Communications Systems, Inc.
3,410,000	4.625%, 1/15/2023	3,299,175
	CommScope Technologies Finance, LLC
4,225,000	6.000%, 6/15/2025[f]	4,172,188
	Equinix, Inc.
2,815,000	5.750%, 1/1/2025	2,829,075
	First Data Corporation
1,629,000	12.625%, 1/15/2021	1,885,567
1,788,000	11.750%, 8/15/2021	2,029,380
	NXP Funding, LLC
3,285,000	5.750%, 3/15/2023[f]	3,399,975
	Plantronics, Inc.
2,110,000	5.500%, 5/31/2023[f]	2,141,650
	Sensata Technologies BV
4,130,000	4.875%, 10/15/2023[f]	4,088,700
	SS&C Technologies Holdings, Inc.
1,410,000	5.875%, 7/15/2023[f]	1,459,350

	Total	37,504,890

Transportation (4.6%)
	Air Medical Merger Sub Corporation
2,810,000	6.375%, 5/15/2023[e,f]	2,627,350
	American Airlines Pass Through Trust
3,296,379	5.600%, 7/15/2020[f]	3,358,187
	Avis Budget Car Rental, LLC
3,100,000	5.125%, 6/1/2022[f]	3,084,500
3,150,000	5.500%, 4/1/2023	3,165,750
	Continental Airlines, Inc.
1,440,000	6.125%, 4/29/2018	1,504,800

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
152

HIGH YIELD FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (87.5%)	Value

Transportation (4.6%) - continued
	Delta Air Lines Pass Through Trust
$1,958,225	6.875%, 5/7/2019*,e	$2,141,808
	Dynagas LNG Partners, LP
1,870,000	6.250%, 10/30/2019	1,665,235
	Eletson Holdings, Inc.
1,830,000	9.625%, 1/15/2022*	1,775,100
	Navios Maritime Holdings, Inc.
2,030,000	8.125%, 2/15/2019[e]	1,603,700
1,605,000	8.125%, 11/15/2021[f]	1,580,925
	Navios South American Logistics, Inc.
1,600,000	7.250%, 5/1/2022[f]	1,504,000
	Teekay Offshore Partners, LP
3,210,000	6.000%, 7/30/2019	2,760,600
	Ultrapetrol Bahamas, Ltd.
3,280,000	8.875%, 6/15/2021	2,747,000
	United Airlines Pass Through Trust
1,376,245	5.375%, 8/15/2021	1,427,854
	XPO Logistics, Inc.
2,110,000	7.875%, 9/1/2019[f]	2,255,062
1,400,000	6.500%, 6/15/2022[f]	1,377,250

	Total	34,579,121

Utilities (4.8%)
	Access Midstream Partners, LP
2,335,000	4.875%, 5/15/2023	2,286,724
	AES Corporation
2,350,000	4.875%, 5/15/2023	2,233,957
940,000	5.500%, 3/15/2024	916,500
	Calpine Corporation
3,280,000	5.375%, 1/15/2023	3,206,200
	Chesapeake Midstream Partners, LP
810,000	6.125%, 7/15/2022	850,411
	Covanta Holding Corporation
2,400,000	7.250%, 12/1/2020	2,514,000
1,650,000	6.375%, 10/1/2022	1,732,500
	Dynegy Finance I, Inc.
935,000	6.750%, 11/1/2019[f]	965,387
3,750,000	7.625%, 11/1/2024[f]	3,871,875
	Electricite de France SA
2,500,000	5.250%, 12/29/2049[f,h]	2,562,500
	Energy Transfer Equity, LP
3,755,000	5.500%, 6/1/2027	3,679,900
	Holly Energy Partners, LP
1,460,000	6.500%, 3/1/2020	1,470,804
	MarkWest Energy Partners, LP
1,640,000	4.875%, 6/1/2025	1,594,900
	Regency Energy Partners, LP
3,950,000	5.500%, 4/15/2023	3,959,875
	Targa Resources Partners, LP
4,280,000	5.250%, 5/1/2023	4,226,500

	Total	36,072,033

	Total Long-Term Fixed Income (cost $668,895,829)	659,741,385

Shares	Preferred Stock (1.1%)	Value

Financials (1.0%)
52,669	Citigroup, Inc., 6.875%[h]	1,444,184
48,000	Discover Financial Services, 6.500%[h]	1,264,800
74,979	Goldman Sachs Group, Inc., 5.500%[h]	1,862,478
16,984	Morgan Stanley, 6.875%[h]	461,455
17,280	PNC Financial Services Group, Inc., 6.125%[h]	476,064

Shares	Preferred Stock (1.1%)	Value

Financials (1.0%) - continued
1,440	Wells Fargo & Company, Convertible, 7.500%[h]	$1,716,639

	Total	7,225,620

Materials (0.1%)
36,650	CHS, Inc., 7.100%[h]	997,613

	Total	997,613

	Total Preferred Stock (cost $8,214,056)	8,223,233

Shares	Common Stock (<0.1%)	Value

Consumer Discretionary (<0.1%)
305	Lear Corporation	31,741
36,330	TVMAX Holdings, Inc.[j,k]	4

	Total	31,745

Financials (<0.1%)
10	New Cotai, LLC*,j,k	67,307

	Total	67,307

	Total Common Stock (cost $2,569,840)	99,052

Shares	Collateral Held for Securities Loaned (6.0%)	Value

45,613,948	Thrivent Cash Management Trust	45,613,948

	Total Collateral Held for Securities Loaned (cost $45,613,948)	45,613,948

Shares or Principal Amount	Short-Term Investments (4.2%)[l]	Value

30,374,959	Thrivent Cash Management Trust 0.070%	30,374,959
	U.S. Treasury Bills
1,000,000	0.070%, 8/20/2015[m]	999,963

	Total Short-Term Investments (at amortized cost)	31,374,922

	Total Investments (cost $798,138,533) 104.3%	$786,244,727

	Other Assets and Liabilities, Net (4.3%)	(32,558,249)

	Total Net Assets 100.0%	$753,686,478

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of July 31, 2015.
e	All or a portion of the security is on loan.
f	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2015, the value of these investments was $265,565,555 or 35.2% of total net assets.
g	Defaulted security. Interest is not being accrued.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
153

HIGH YIELD FUND

Schedule of Investments as of July 31, 2015

(unaudited)

h	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
i	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of July 31, 2015.
j	Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in section (2)(A) of the Notes to Financial Statements.
k	Non-income producing security.
l	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
m	At July 31, 2015, $599,978 of investments were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
*	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities High Yield Fund owned as of July 31, 2015.

Security	Acquisition Date	Cost
Bluescope Steel, Ltd., 5/1/2018	4/11/2013	$1,410,000
Delta Air Lines Pass Through Trust, 5/7/2019	5/3/2013	2,055,849
Digicel, Ltd., 2/15/2020	2/7/2012	1,470,000
Eileme 2 AB, 1/31/2020	1/19/2012	3,668,940
Eletson Holdings, Inc., 1/15/2022	12/12/2013	1,804,691
Jefferies Finance, LLC, 4/1/2020	3/19/2013	2,350,000
Midwest Vanadium, Pty. Ltd., 2/15/2018	2/9/2011	2,908,916
New Cotai, LLC	4/12/2013	308,750
New Cotai, LLC, 5/1/2019	4/12/2013	3,822,905
Seminole Indian Tribe of Florida, 10/1/2020	7/8/2010	3,158,953
Tunica-Biloxi Gaming Authority, 11/15/2015	11/8/2005	4,227,975

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$16,413,628
Gross unrealized depreciation	(28,307,434)

Net unrealized appreciation (depreciation)	($11,893,806)

Cost for federal income tax purposes	$798,138,533

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
154

HIGH YIELD FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2015, in valuing High Yield Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	2,293,087	–	2,293,087	–
Communications Services	19,411,542	–	15,846,035	3,565,507
Consumer Cyclical	9,010,817	–	9,010,817	–
Consumer Non-Cyclical	4,944,839	–	4,944,839	–
Technology	5,531,902	–	5,531,902	–
Long-Term Fixed Income
Asset-Backed Securities	2,259,110	–	2,259,110	–
Basic Materials	26,287,715	–	26,287,715	–
Capital Goods	56,972,792	–	56,972,792	–
Communications Services	119,068,257	–	119,068,257	–
Consumer Cyclical	92,354,383	–	92,354,383	–
Consumer Non-Cyclical	96,447,529	–	96,447,529	–
Energy	87,661,286	–	87,661,286	–
Financials	70,534,269	–	70,534,269	–
Technology	37,504,890	–	37,504,890	–
Transportation	34,579,121	–	34,579,121	–
Utilities	36,072,033	–	36,072,033	–
Preferred Stock
Financials	7,225,620	7,225,620	–	–
Materials	997,613	997,613	–	–
Common Stock
Consumer Discretionary	31,745	31,741	–	4
Financials	67,307	–	–	67,307
Collateral Held for Securities Loaned	45,613,948	45,613,948	–	–
Short-Term Investments	31,374,922	30,374,959	999,963	–
Total	$786,244,727	$84,243,881	$698,368,028	$3,632,818

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Credit Default Swaps	39,689	–	39,689	–
Total Asset Derivatives	$39,689	$–	$39,689	$–

There were no significant transfers between Levels during the period ended July 31, 2015. Transfers between Levels are identified as of the end of the period.

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Value[3]	Unrealized Gain/(Loss)
CDX HY 24, 5 Year, at 5.00%; CS First Boston Corporation	Buy	6/20/2020	$13,860,000	$39,689	$39,689
Total Credit Default Swaps				$39,689	$39,689

1	As the buyer of protection, High Yield Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, High Yield Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2	The maximum potential amount of future payments High Yield Fund could be required to make as the seller or receive as the buyer of protection.
3	The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity’s credit worthiness.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
155

HIGH YIELD FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in High Yield Fund, is as follows:

Fund	Value October 31, 2014	Gross Purchases	Gross Sales	Shares Held at July 31, 2015	Value July 31, 2015	Income Earned November 1, 2014 - July 31, 2015
Cash Management Trust-Collateral Investment	$42,383,027	$148,227,760	$144,996,839	45,613,948	$45,613,948	$166,891
Cash Management Trust-Short Term Investment	26,565,337	163,417,603	159,607,981	30,374,959	30,374,959	15,132
Total Value and Income Earned	68,948,364				75,988,907	182,023

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
156

INCOME FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Principal Amount	Bank Loans (3.6%)[a]	Value

Basic Materials (0.2%)
	Fortescue Metals Group, Ltd., Term Loan
$1,313,111	3.750%, 6/30/2019	$1,073,469
	Ineos US Finance, LLC, Term Loan
862,720	3.750%, 12/15/2020	859,303

	Total	1,932,772

Capital Goods (0.2%)
	ADS Waste Holdings, Inc., Term Loan
862,500	3.750%, 10/9/2019	858,403
	Berry Plastics Group, Inc., Term Loan
879,750	3.500%, 2/8/2020	877,278

	Total	1,735,681

Communications Services (1.3%)
	CCO Safari III, LLC, Term Loan
380,000	0.000%, 1/23/2023[b,c]	380,832
	Charter Communications Operating, LLC, Term Loan
529,200	3.000%, 1/3/2021	527,083
	Clear Channel Communications, Inc., Term Loan
216,168	7.690%, 7/30/2019	200,379
	Hargray Communications Group, Inc., Term Loan
898,736	5.250%, 6/26/2019	903,607
	iHeartCommunications, Inc., Term Loan
672,127	6.940%, 1/30/2019	616,764
	Intelsat Jackson Holdings SA, Term Loan
1,051,101	3.750%, 6/30/2019	1,038,404
	Level 3 Communications, Inc., Term Loan
900,000	4.000%, 1/15/2020	901,971
	NEP/NCP Holdco, Inc., Term Loan
879,885	4.250%, 1/22/2020	874,940
	TNS, Inc., Term Loan
736,520	5.000%, 2/14/2020	736,291
	Univision Communications, Inc., Term Loan
914,400	4.000%, 3/1/2020	913,449
	Virgin Media Investment Holdings, Ltd., Term Loan
605,989	3.500%, 6/30/2023	603,717
	WideOpenWest Finance, LLC, Term Loan
879,795	4.500%, 4/1/2019	879,241
	Yankee Cable Acquisition, LLC, Term Loan
837,897	4.250%, 3/1/2020	838,157
	Zayo Group, LLC, Term Loan
877,464	3.750%, 7/2/2019	875,270

	Total	10,290,105

Consumer Cyclical (0.4%)
	Burlington Coat Factory Warehouse Corporation, Term Loan
723,862	4.250%, 8/13/2021	725,223
	Chrysler Group, LLC, Term Loan
898,931	3.500%, 5/24/2017	898,311
	MGM Resorts International, Term Loan
526,500	3.500%, 12/20/2019	524,130

Principal Amount	Bank Loans (3.6%)[a]	Value

Consumer Cyclical (0.4%) - continued
	ROC Finance, LLC, Term Loan
$884,250	5.000%, 6/20/2019	$862,144

	Total	3,009,808

Consumer Non-Cyclical (0.4%)
	Albertsons, Inc., Term Loan
1,007,604	5.375%, 3/21/2019	1,010,819
	CHS/Community Health Systems, Inc., Term Loan
242,481	3.534%, 12/31/2018	242,951
227,564	3.750%, 1/27/2021	227,791
418,711	4.000%, 1/27/2021	420,282
	McGraw-Hill Global Education Holdings, LLC, Term Loan
376,460	4.750%, 3/22/2019	377,755
	Roundy’s Supermarkets, Inc., Term Loan
733,517	5.750%, 3/3/2021	682,171
	Visant Corporation, Term Loan
674,194	7.000%, 9/23/2021	652,073

	Total	3,613,842

Energy (0.1%)
	Arch Coal, Inc., Term Loan
868,189	6.250%, 5/16/2018	491,733
	McJunkin Red Man Corporation, Term Loan
240,278	5.000%, 11/8/2019	236,074
	Offshore Group Investment, Ltd., Term Loan
439,875	5.750%, 3/28/2019	220,901

	Total	948,708

Financials (0.1%)
	WaveDivision Holdings, LLC, Term Loan
877,500	4.000%, 10/15/2019	876,403

	Total	876,403

Technology (0.4%)
	BMC Software, Inc., Term Loan
864,753	5.000%, 9/10/2020	788,654
	First Data Corporation, Term Loan
900,000	3.687%, 3/23/2018	897,192
	Freescale Semiconductor, Inc., Term Loan
879,851	4.250%, 2/28/2020	881,171
	Infor US, Inc., Term Loan
536,103	3.750%, 6/3/2020	531,970
	SunGard Data Systems, Inc., Term Loan
226,640	4.000%, 3/8/2020	226,640
	Syniverse Holdings, Inc., Term Loan
345,537	4.000%, 4/23/2019	328,260

	Total	3,653,887

Transportation (0.3%)
	American Airlines, Inc., Term Loan
903,900	3.250%, 6/27/2020	898,441
	Delta Air Lines, Inc., Term Loan
1,350,240	3.250%, 4/20/2017	1,348,741

	Total	2,247,182

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
157

INCOME FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Principal Amount	Bank Loans (3.6%)[a]	Value

Utilities (0.2%)
	Calpine Corporation, Term Loan
$680,750	4.000%, 10/9/2019	$681,724
692,873	3.500%, 5/27/2022	690,946

	Total	1,372,670

	Total Bank Loans (cost $30,692,152)	29,681,058

Principal Amount	Long-Term Fixed Income (91.9%)	Value

Asset-Backed Securities (1.6%)
	Bayview Opportunity Master Fund Trust
2,692,327	3.721%, 7/28/2035[d,e]	2,692,327
	CAM Mortgage, LLC
2,160,805	3.500%, 7/15/2064*	2,160,083
	First Horizon ABS Trust
510,201	0.351%, 10/25/2034[f,g]	455,818
	GMAC Mortgage Corporation Loan Trust
1,486,741	0.367%, 8/25/2035[f,g]	1,366,996
1,876,815	0.367%, 12/25/2036[f,g]	1,645,420
	IndyMac Seconds Asset-Backed Trust
1,045,042	0.531%, 10/25/2036[f,g]	658,516
	Renaissance Home Equity Loan Trust
1,406,346	5.746%, 5/25/2036[e]	991,473
1,400,000	6.011%, 5/25/2036[e]	985,249
	Vericrest Opportunity Loan Transferee
2,191,087	3.500%, 6/26/2045[d]	2,187,507

	Total	13,143,389

Basic Materials (4.1%)
	Albemarle Corporation
1,850,000	4.150%, 12/1/2024	1,867,641
	Alcoa, Inc.
740,000	5.125%, 10/1/2024	743,700
	Anglo American Capital plc
1,090,000	4.125%, 4/15/2021[d]	1,062,371
	Anglo American plc
1,140,000	3.625%, 5/14/2020[d]	1,107,429
	ArcelorMittal SA
380,000	5.125%, 6/1/2020	380,950
1,250,000	6.000%, 8/5/2020	1,262,500
	Barrick Gold Corporation
1,090,000	4.100%, 5/1/2023	975,523
	Dow Chemical Company
1,430,000	4.250%, 11/15/2020	1,520,966
1,130,000	3.500%, 10/1/2024	1,103,924
	Freeport-McMoRan, Inc.
1,780,000	3.550%, 3/1/2022[h]	1,492,975
1,825,000	3.875%, 3/15/2023	1,498,781
1,480,000	4.550%, 11/14/2024[h]	1,250,600
	Georgia-Pacific, LLC
1,310,000	5.400%, 11/1/2020[d]	1,466,008
2,220,000	3.163%, 11/15/2021[d]	2,232,845
	Glencore Funding, LLC
1,820,000	4.125%, 5/30/2023[d]	1,721,467
	International Paper Company
750,000	3.800%, 1/15/2026	731,565
1,810,000	4.800%, 6/15/2044	1,689,919
	LYB International Finance BV
1,445,000	4.000%, 7/15/2023	1,469,263
1,090,000	4.875%, 3/15/2044	1,054,856

Principal Amount	Long-Term Fixed Income (91.9%)	Value
Basic Materials (4.1%) - continued
	LyondellBasell Industries NV
$1,830,000	6.000%, 11/15/2021	$2,081,250
	Mosaic Company
910,000	5.450%, 11/15/2033	973,542
	Sappi Papier Holding GmbH
1,090,000	6.625%, 4/15/2021[d]	1,130,875
	Vale SA
1,070,000	5.625%, 9/11/2042[h]	876,908
	Weyerhaeuser Company
735,000	4.625%, 9/15/2023	784,717
1,430,000	7.375%, 3/15/2032	1,815,750
	Xstrata Finance Canada, Ltd.
1,880,000	4.950%, 11/15/2021[d]	1,934,524

	Total	34,230,849

Capital Goods (1.7%)
	BAE Systems plc
2,120,000	4.750%, 10/11/2021[d]	2,312,002
	Huntington Ingalls Industries, Inc.
370,000	5.000%, 12/15/2021[d]	380,175
	L-3 Communications Corporation
1,440,000	3.950%, 5/28/2024	1,393,305
	Republic Services, Inc.
1,300,000	5.250%, 11/15/2021	1,453,006
1,830,000	3.550%, 6/1/2022	1,851,722
1,130,000	3.200%, 3/15/2025	1,097,702
	Reynolds Group Issuer, Inc.
1,060,000	9.875%, 8/15/2019	1,114,988
	Textron, Inc.
1,311,000	5.600%, 12/1/2017	1,414,434
720,000	4.300%, 3/1/2024	742,689
370,000	3.875%, 3/1/2025	367,700
	Waste Management, Inc.
1,860,000	4.100%, 3/1/2045	1,712,539

	Total	13,840,262

Collateralized Mortgage Obligations (0.8%)
	CitiMortgage Alternative Loan Trust
1,115,798	5.750%, 4/25/2037	956,437
	Countrywide Alternative Loan Trust
1,476,709	6.000%, 1/25/2037	1,358,441
	HomeBanc Mortgage Trust
1,316,706	2.205%, 4/25/2037	983,360
	Wachovia Mortgage Loan Trust, LLC
1,369,967	2.746%, 5/20/2036	1,198,180
	WaMu Mortgage Pass Through Certificates
907,481	0.481%, 10/25/2045[g]	853,094
	Washington Mutual Mortgage Pass Through Certificates
2,185,498	0.920%, 2/25/2047[g]	1,537,559

	Total	6,887,071

Commercial Mortgage-Backed Securities (0.7%)
	Bear Stearns Commercial Mortgage Securities, Inc.
2,112,135	5.331%, 2/11/2044	2,214,315
	Citigroup/Deutsche Bank Commercial Mortgage
1,300,000	5.322%, 12/11/2049	1,347,328
	Credit Suisse First Boston Mortgage Securities
1,800,000	5.542%, 1/15/2049	1,891,546

	Total	5,453,189

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
158

INCOME FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (91.9%)	Value

Communications Services (10.6%)
	21st Century Fox America, Inc.
$1,100,000	7.625%, 11/30/2028	$1,396,409
1,350,000	6.400%, 12/15/2035	1,606,963
1,120,000	6.150%, 2/15/2041	1,313,463
	America Movil SAB de CV
2,400,000	1.288%, 9/12/2016[g]	2,409,302
	American Tower Corporation
3,500,000	3.450%, 9/15/2021	3,499,811
1,450,000	3.500%, 1/31/2023	1,398,590
	AT&T, Inc.
1,900,000	2.450%, 6/30/2020	1,868,907
760,000	3.400%, 5/15/2025	725,998
1,810,000	4.300%, 12/15/2042	1,564,099
	British Sky Broadcasting Group plc
560,000	2.625%, 9/16/2019[d]	559,732
1,490,000	3.750%, 9/16/2024[d]	1,442,535
	CC Holdings GS V, LLC
720,000	3.849%, 4/15/2023	714,082
	CCO Safari II, LLC
2,630,000	4.464%, 7/23/2022[d]	2,644,202
1,880,000	6.484%, 10/23/2045[d]	1,945,725
	CenturyLink, Inc.
1,080,000	5.625%, 4/1/2020	1,102,842
1,400,000	5.800%, 3/15/2022	1,359,750
	Columbus International, Inc.
1,090,000	7.375%, 3/30/2021[d]	1,158,125
	Comcast Corporation
2,260,000	3.375%, 8/15/2025	2,253,118
1,300,000	6.400%, 5/15/2038	1,625,943
	Cox Communications, Inc.
1,100,000	9.375%, 1/15/2019[d]	1,328,292
1,500,000	3.850%, 2/1/2025[d]	1,448,354
	DIRECTV Holdings, LLC
1,815,000	3.800%, 3/15/2022	1,818,187
1,810,000	4.450%, 4/1/2024	1,861,018
750,000	3.950%, 1/15/2025	738,270
	Frontier Communications Corporation
1,120,000	6.875%, 1/15/2025[h]	953,400
	Hughes Satellite Systems Corporation
1,278,000	6.500%, 6/15/2019	1,402,445
	NBCUniversal Media, LLC
2,490,000	4.375%, 4/1/2021	2,696,927
	Numericable-SFR
1,080,000	6.000%, 5/15/2022[d]	1,098,900
	Omnicom Group, Inc.
2,380,000	4.450%, 8/15/2020	2,559,214
560,000	3.650%, 11/1/2024	553,022
	Scripps Networks Interactive, Inc.
1,890,000	3.500%, 6/15/2022	1,866,834
	SES Global Americas Holdings GP
1,820,000	2.500%, 3/25/2019[d]	1,809,690
	Sprint Communications, Inc.
710,000	7.000%, 3/1/2020[d]	756,150
	Sprint Corporation
720,000	7.125%, 6/15/2024	658,800
	Telefonica Emisiones SAU
2,530,000	5.462%, 2/16/2021	2,820,644
900,000	4.570%, 4/27/2023	952,187
	Time Warner Cable, Inc.
2,200,000	4.125%, 2/15/2021	2,249,078
	Time Warner Entertainment Company, LP
2,380,000	8.375%, 3/15/2023	2,962,826

Principal Amount	Long-Term Fixed Income (91.9%)	Value

Communications Services (10.6%) - continued
	Time Warner, Inc.
$1,510,000	4.750%, 3/29/2021	$1,634,053
2,260,000	3.600%, 7/15/2025	2,184,882
1,400,000	7.700%, 5/1/2032	1,861,413
	Univision Communications, Inc.
1,080,000	6.750%, 9/15/2022[d]	1,161,000
560,000	5.125%, 2/15/2025[d]	561,400
	UPCB Finance VI, Ltd.
1,260,000	6.875%, 1/15/2022[d]	1,345,050
	Verizon Communications, Inc.
2,124,000	2.625%, 2/21/2020	2,121,691
2,170,000	3.450%, 3/15/2021	2,210,813
2,970,000	3.500%, 11/1/2024	2,921,616
160,000	6.400%, 9/15/2033	184,972
1,090,000	5.050%, 3/15/2034	1,098,636
3,392,000	4.272%, 1/15/2036[d]	3,074,475
2,930,000	6.550%, 9/15/2043	3,461,587
2,617,000	4.522%, 9/15/2048[d]	2,325,579

	Total	87,271,001

Consumer Cyclical (6.5%)
	Alibaba Group Holding, Ltd.
1,850,000	3.125%, 11/28/2021[d]	1,817,192
1,480,000	3.600%, 11/28/2024[d]	1,421,220
	American Honda Finance Corporation
2,600,000	3.875%, 9/21/2020[d]	2,783,053
	CVS Health Corporation
1,810,000	2.750%, 12/1/2022	1,748,217
1,090,000	6.125%, 9/15/2039	1,294,094
1,880,000	5.125%, 7/20/2045	1,991,896
	Family Tree Escrow, LLC
1,130,000	5.750%, 3/1/2023[d]	1,192,150
	Ford Motor Credit Company, LLC
1,440,000	1.529%, 5/9/2016[g]	1,446,431
2,500,000	2.597%, 11/4/2019	2,487,990
1,500,000	3.157%, 8/4/2020	1,503,929
1,425,000	4.250%, 9/20/2022	1,481,343
1,490,000	3.664%, 9/8/2024	1,453,365
	General Motors Company
1,850,000	5.000%, 4/1/2035	1,782,658
	General Motors Financial Company, Inc.
2,630,000	3.200%, 7/13/2020	2,599,752
1,110,000	4.375%, 9/25/2021	1,137,698
1,900,000	3.450%, 4/10/2022	1,830,536
1,490,000	4.000%, 1/15/2025	1,432,996
	Hilton Worldwide Finance, LLC
1,090,000	5.625%, 10/15/2021	1,134,962
	Host Hotels & Resorts, LP
760,000	4.000%, 6/15/2025	753,768
	Hyundai Capital America
1,185,000	2.875%, 8/9/2018[d]	1,212,167
	Jaguar Land Rover Automotive plc
1,090,000	4.125%, 12/15/2018[d]	1,100,900
	Johnson Controls, Inc.
1,850,000	5.250%, 12/1/2041	1,908,386
	KIA Motors Corporation
1,740,000	3.625%, 6/14/2016[d]	1,771,903
	L Brands, Inc.
1,100,000	5.625%, 2/15/2022	1,181,125
	Lennar Corporation
1,120,000	4.500%, 11/15/2019	1,157,800
	Macy’s Retail Holdings, Inc.
1,930,000	3.875%, 1/15/2022	1,989,197

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
159

INCOME FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (91.9%)	Value

Consumer Cyclical (6.5%) - continued
$1,810,000	3.625%, 6/1/2024	$1,789,808
1,850,000	4.500%, 12/15/2034	1,762,264
	MGM Resorts International
1,120,000	6.000%, 3/15/2023[h]	1,139,600
	Starwood Hotels & Resorts Worldwide, Inc.
1,150,000	6.750%, 5/15/2018	1,284,501
	Toll Brothers Finance Corporation
1,000,000	6.750%, 11/1/2019	1,125,000
540,000	4.375%, 4/15/2023	533,250
	United Rentals, Inc.
750,000	5.500%, 7/15/2025	717,187
	Walgreens Boots Alliance, Inc.
2,220,000	3.300%, 11/18/2021	2,208,392
	Wyndham Worldwide Corporation
180,000	2.500%, 3/1/2018	180,123
	ZF North America Capital, Inc.
1,130,000	4.500%, 4/29/2022[d]	1,113,050

	Total	53,467,903

Consumer Non-Cyclical (9.5%)
	AbbVie, Inc.
1,810,000	2.900%, 11/6/2022	1,756,122
	Actavis Funding SCS
2,240,000	3.450%, 3/15/2022	2,203,463
1,445,000	3.850%, 6/15/2024	1,416,146
1,870,000	3.800%, 3/15/2025	1,822,998
	Altria Group, Inc.
1,825,000	4.000%, 1/31/2024	1,879,374
483,000	9.950%, 11/10/2038	790,372
	Amgen, Inc.
2,250,000	3.125%, 5/1/2025	2,139,370
1,130,000	4.400%, 5/1/2045	1,052,342
	Boston Scientific Corporation
1,810,000	6.000%, 1/15/2020	2,041,662
2,640,000	3.375%, 5/15/2022	2,590,920
	BRF SA
2,170,000	4.750%, 5/22/2024[d]	2,097,305
	Bunge Limited Finance Corporation
1,470,000	8.500%, 6/15/2019	1,776,423
	Cardinal Health, Inc.
1,880,000	4.900%, 9/15/2045	1,892,357
	Celgene Corporation
2,230,000	3.950%, 10/15/2020	2,345,715
	Diageo Capital plc
1,880,000	2.625%, 4/29/2023	1,794,526
	Edwards Lifesciences Corporation
1,375,000	2.875%, 10/15/2018	1,400,699
	Endo Finance, LLC
740,000	6.000%, 2/1/2025[d]	762,200
	Express Scripts Holding Company
1,065,000	4.750%, 11/15/2021	1,146,195
1,090,000	3.500%, 6/15/2024	1,061,075
	Forest Laboratories, Inc.
1,450,000	5.000%, 12/15/2021[d]	1,571,108
	H. J. Heinz Company
1,880,000	3.500%, 7/15/2022[d]	1,895,863
1,140,000	5.200%, 7/15/2045[d]	1,196,388
	HCA, Inc.
1,440,000	4.750%, 5/1/2023	1,477,800
	Hospira, Inc.
1,130,000	5.600%, 9/15/2040	1,294,453
	Imperial Tobacco Finance plc
1,310,000	3.750%, 7/21/2022[d]	1,302,572

Principal Amount	Long-Term Fixed Income (91.9%)	Value

Consumer Non-Cyclical (9.5%) - continued
	JBS USA, LLC
$1,090,000	7.250%, 6/1/2021[d]	$1,145,862
	Kindred Escrow Corporation II
1,110,000	8.750%, 1/15/2023[d]	1,223,775
	Kraft Foods Group, Inc.
2,610,000	3.500%, 6/6/2022	2,646,582
	Kroger Company
1,480,000	2.950%, 11/1/2021	1,466,720
	Laboratory Corporation of America Holdings
750,000	3.200%, 2/1/2022	741,529
750,000	4.700%, 2/1/2045	696,965
	McKesson Corporation
1,490,000	3.796%, 3/15/2024	1,513,800
1,450,000	4.883%, 3/15/2044	1,454,301
	Omnicare, Inc.
1,130,000	4.750%, 12/1/2022	1,193,563
	Pernod Ricard SA
2,870,000	5.750%, 4/7/2021[d]	3,241,275
1,090,000	4.450%, 1/15/2022[d]	1,153,495
	Reynolds American, Inc.
1,880,000	4.000%, 6/12/2022	1,930,564
940,000	5.850%, 8/15/2045	1,010,746
	Roche Holdings, Inc.
1,300,000	2.875%, 9/29/2021[d]	1,318,971
	SABMiller Holdings, Inc.
2,960,000	3.750%, 1/15/2022[d]	3,060,459
	Spectrum Brands Escrow Corporation
840,000	6.375%, 11/15/2020	894,600
	Tenet Healthcare Corporation
1,090,000	8.125%, 4/1/2022	1,222,849
	Tyson Foods, Inc.
1,810,000	4.500%, 6/15/2022	1,920,482
	UnitedHealth Group, Inc.
1,520,000	3.350%, 7/15/2022	1,550,984
	Valeant Pharmaceuticals International
1,440,000	6.375%, 10/15/2020[d]	1,517,400
	Watson Pharmaceuticals, Inc.
1,820,000	3.250%, 10/1/2022	1,770,130
	Whirlpool Corporation
1,873,000	3.700%, 3/1/2023	1,879,312
1,510,000	3.700%, 5/1/2025	1,497,485
	Zoetis, Inc.
1,810,000	3.250%, 2/1/2023	1,734,085

	Total	78,493,382

Energy (7.5%)
	Antero Resources Corporation
1,120,000	5.625%, 6/1/2023[d]	1,078,000
	Buckeye Partners, LP
1,090,000	4.150%, 7/1/2023	1,048,687
1,820,000	5.850%, 11/15/2043	1,730,725
	Canadian Natural Resources, Ltd.
1,890,000	3.450%, 11/15/2021	1,882,327
	Canadian Oil Sands, Ltd.
1,400,000	4.500%, 4/1/2022[d]	1,296,691
	Chaparral Energy, Inc.
1,080,000	7.625%, 11/15/2022	631,800
	Concho Resources, Inc.
1,070,000	6.500%, 1/15/2022	1,106,112
	Continental Resources, Inc.
2,170,000	3.800%, 6/1/2024[h]	1,910,359

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
160

INCOME FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (91.9%)	Value

Energy (7.5%) - continued
	El Paso Pipeline Partners Operating Company, LLC
$2,150,000	5.000%, 10/1/2021	$2,249,152
2,200,000	4.300%, 5/1/2024	2,119,537
720,000	4.700%, 11/1/2042	590,972
	Encana Corporation
1,450,000	6.500%, 8/15/2034	1,523,145
	Energy Transfer Partners, LP
3,155,000	4.650%, 6/1/2021	3,234,534
2,050,000	4.050%, 3/15/2025	1,908,611
1,500,000	6.125%, 12/15/2045	1,510,034
	Enterprise Products Operating, LLC
1,510,000	3.700%, 2/15/2026	1,462,124
885,000	7.034%, 1/15/2068	946,950
	EQT Midstream Partners, LP
1,720,000	4.000%, 8/1/2024	1,611,702
	Hess Corporation
1,480,000	5.600%, 2/15/2041	1,484,005
	Linn Energy, LLC
1,030,000	7.750%, 2/1/2021	602,550
	Magellan Midstream Partners, LP
1,500,000	4.200%, 3/15/2045	1,303,071
	Marathon Oil Corporation
1,273,000	5.900%, 3/15/2018	1,396,429
1,880,000	3.850%, 6/1/2025	1,823,984
	Marathon Petroleum Corporation
1,080,000	6.500%, 3/1/2041	1,225,680
	MPLX, LP
2,610,000	4.000%, 2/15/2025	2,480,789
	Noble Holding International, Ltd.
2,570,000	3.950%, 3/15/2022[h]	2,221,344
800,000	6.950%, 4/1/2045	676,689
	Occidental Petroleum Corporation
1,860,000	4.100%, 2/1/2021	1,990,198
	Offshore Group Investment, Ltd.
900,000	7.500%, 11/1/2019[h]	481,500
	Pioneer Natural Resources Company
1,850,000	3.950%, 7/15/2022	1,844,789
	Regency Energy Partners, LP
360,000	5.000%, 10/1/2022	360,588
	Sabine Pass Liquefaction, LLC
1,090,000	5.750%, 5/15/2024	1,083,869
	Spectra Energy Partners, LP
940,000	3.500%, 3/15/2025	895,298
	Suncor Energy, Inc.
1,060,000	6.850%, 6/1/2039	1,336,382
	Sunoco Logistics Partners Operations, LP
1,800,000	3.450%, 1/15/2023	1,686,595
	Tesoro Logistics, LP
1,120,000	5.500%, 10/15/2019[d]	1,159,200
	Transocean, Inc.
1,450,000	3.800%, 10/15/2022[h]	1,053,062
	Valero Energy Corporation
1,700,000	4.900%, 3/15/2045	1,603,753
	Weatherford International, Ltd.
2,500,000	6.000%, 3/15/2018	2,622,587
	Williams Companies, Inc.
1,440,000	3.700%, 1/15/2023	1,299,655
	Williams Partners, LP
1,070,000	4.500%, 11/15/2023	1,058,766
900,000	3.900%, 1/15/2025	839,907

Principal Amount	Long-Term Fixed Income (91.9%)	Value

Energy (7.5%) - continued
	Woodside Finance, Ltd.
$1,870,000	3.650%, 3/5/2025[d]	$1,805,489

	Total	62,177,641

Financials (29.5%)
	Abbey National Treasury Services plc
1,650,000	3.050%, 8/23/2018	1,711,387
	ABN AMRO Bank NV
1,520,000	4.750%, 7/28/2025[d]	1,523,742
	Aegon NV
1,400,000	2.619%, 7/29/2049[g,i]	1,232,000
	Air Lease Corporation
740,000	2.125%, 1/15/2018	732,474
1,490,000	3.750%, 2/1/2022	1,492,433
740,000	4.250%, 9/15/2024	732,600
	Ally Financial, Inc.
850,000	3.250%, 2/13/2018	848,938
1,510,000	3.600%, 5/21/2018	1,521,099
1,140,000	4.125%, 3/30/2020	1,148,550
	American Express Company
1,120,000	4.900%, 12/29/2049[i]	1,095,920
	American International Group, Inc.
1,130,000	3.750%, 7/10/2025	1,129,919
1,120,000	3.875%, 1/15/2035	1,017,430
1,870,000	4.500%, 7/16/2044	1,798,979
	American Tower Trust I
1,800,000	1.551%, 3/15/2018*	1,787,492
	Ares Capital Corporation
1,810,000	4.875%, 11/30/2018	1,899,970
	Associated Banc-Corporation
1,850,000	4.250%, 1/15/2025	1,849,482
	Assured Guaranty US Holdings, Inc.
1,800,000	5.000%, 7/1/2024[h]	1,851,606
	AXA SA
1,420,000	8.600%, 12/15/2030	1,906,350
	Axis Specialty Finance, LLC
1,430,000	5.875%, 6/1/2020	1,618,244
	Banco de Brasil SA
1,810,000	9.000%, 12/31/2049[d,i]	1,551,532
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander
805,000	4.125%, 11/9/2022[d]	809,025
	Bank of America Corporation
2,160,000	1.351%, 3/22/2018[g]	2,177,852
2,220,000	7.625%, 6/1/2019	2,633,020
1,100,000	4.100%, 7/24/2023	1,136,957
2,170,000	4.125%, 1/22/2024	2,245,208
1,670,000	4.200%, 8/26/2024	1,676,847
1,050,000	5.875%, 2/7/2042	1,232,350
1,890,000	4.750%, 4/21/2045	1,798,481
1,870,000	6.500%, 10/23/2049[i]	1,930,775
	Barclays Bank plc
1,090,000	10.179%, 6/12/2021[d]	1,439,833
2,240,000	0.688%, 11/29/2049[g,i]	1,439,200
	Barclays plc
1,880,000	2.875%, 6/8/2020	1,873,696
1,110,000	4.375%, 9/11/2024	1,083,756
	BBVA Bancomer SA/Texas
1,215,000	6.750%, 9/30/2022[d]	1,364,445
	BPCE SA
1,465,000	5.700%, 10/22/2023[d]	1,567,062
1,810,000	5.150%, 7/21/2024[d]	1,857,876
	Camden Property Trust
1,860,000	3.500%, 9/15/2024	1,822,461

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
161

INCOME FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (91.9%)	Value

Financials (29.5%) - continued
	Capital One Bank USA NA
$3,075,000	2.250%, 2/13/2019	$3,056,821
	Capital One Financial Corporation
540,000	2.450%, 4/24/2019	539,881
1,510,000	5.550%, 12/29/2049[i]	1,511,812
	Cigna Corporation
1,510,000	3.250%, 4/15/2025	1,430,230
	CIT Group, Inc.
1,780,000	5.250%, 3/15/2018	1,846,750
520,000	3.875%, 2/19/2019	522,600
	Citigroup, Inc.
2,000,000	8.500%, 5/22/2019	2,438,824
2,630,000	4.400%, 6/10/2025	2,650,724
2,195,000	5.500%, 9/13/2025	2,402,948
	CNA Financial Corporation
2,225,000	7.350%, 11/15/2019	2,631,737
1,130,000	7.250%, 11/15/2023	1,372,901
	Compass Bank
925,000	2.750%, 9/29/2019	923,290
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
1,880,000	4.375%, 8/4/2025[c]	1,888,672
1,090,000	5.750%, 12/1/2043	1,202,838
710,000	11.000%, 12/29/2049[d,i]	891,263
	Credit Suisse Group AG
740,000	7.500%, 12/11/2049[d,i]	788,100
	Credit Suisse Group Funding, Ltd.
1,880,000	3.750%, 3/26/2025[d]	1,832,105
	DDR Corporation
1,490,000	3.625%, 2/1/2025	1,426,051
	Developers Diversified Realty Corporation
710,000	7.875%, 9/1/2020	865,495
	Discover Bank of Greenwood Delaware
1,300,000	7.000%, 4/15/2020	1,501,973
865,000	4.200%, 8/8/2023	880,740
900,000	4.250%, 3/13/2026	892,002
	Duke Realty, LP
1,780,000	3.875%, 10/15/2022	1,809,461
740,000	3.750%, 12/1/2024	726,632
	Essex Portfolio, LP
2,060,000	3.500%, 4/1/2025	1,992,502
	Fairfax Financial Holdings, Ltd.
1,085,000	5.800%, 5/15/2021[d]	1,159,577
	GE Capital Trust I
2,500,000	6.375%, 11/15/2067	2,678,775
	General Electric Capital Corporation
1,800,000	1.286%, 3/15/2023[g]	1,802,493
925,000	6.750%, 3/15/2032	1,227,425
	Goldman Sachs Group, Inc.
1,600,000	5.375%, 3/15/2020	1,785,922
2,240,000	2.600%, 4/23/2020	2,239,294
1,750,000	5.250%, 7/27/2021	1,948,044
1,810,000	4.000%, 3/3/2024	1,852,108
2,550,000	3.850%, 7/8/2024	2,578,009
740,000	6.750%, 10/1/2037	885,554
1,510,000	5.150%, 5/22/2045	1,495,818
	Hartford Financial Services Group, Inc.
1,770,000	5.125%, 4/15/2022	1,968,976
	HCP, Inc.
1,300,000	4.250%, 11/15/2023	1,312,726
1,445,000	4.200%, 3/1/2024	1,462,295

Principal Amount	Long-Term Fixed Income (91.9%)	Value

Financials (29.5%) - continued
	Health Care REIT, Inc.
$720,000	6.125%, 4/15/2020	$823,491
1,850,000	4.950%, 1/15/2021	2,019,084
570,000	4.000%, 6/1/2025	565,449
	HSBC Finance Capital Trust IX
1,900,000	5.911%, 11/30/2035	1,902,850
	HSBC Finance Corporation
1,790,000	6.676%, 1/15/2021	2,089,789
	HSBC Holdings plc
1,800,000	4.875%, 1/14/2022	1,999,246
1,130,000	5.250%, 3/14/2044	1,184,614
1,130,000	6.375%, 12/29/2049[i]	1,135,085
1,120,000	6.375%, 12/29/2049[i]	1,127,000
	Huntington Bancshares, Inc.
1,650,000	7.000%, 12/15/2020	1,969,074
	Hutchison Whampoa International 14, Ltd.
1,480,000	1.625%, 10/31/2017[d]	1,474,968
1,490,000	3.625%, 10/31/2024[d]	1,477,624
	Icahn Enterprises, LP
1,460,000	6.000%, 8/1/2020	1,536,650
	ILFC E-Capital Trust II
1,270,000	6.250%, 12/21/2065[d,g]	1,244,600
	ING Bank NV
1,835,000	5.800%, 9/25/2023[d]	2,006,584
	International Lease Finance Corporation
900,000	5.750%, 5/15/2016	922,500
1,000,000	6.750%, 9/1/2016[d]	1,045,000
	Itau Unibanco Holding SA
1,880,000	2.850%, 5/26/2018[d]	1,853,680
	J.P. Morgan Chase & Company
2,000,000	1.195%, 1/25/2018[g]	2,013,182
1,800,000	3.375%, 5/1/2023	1,763,078
1,670,000	3.875%, 9/10/2024	1,649,427
1,850,000	5.500%, 10/15/2040	2,094,825
1,450,000	6.750%, 8/29/2049[i]	1,536,094
1,440,000	6.000%, 12/29/2049[i]	1,425,600
	Kilroy Realty, LP
1,810,000	4.250%, 8/15/2029	1,786,754
	Liberty Mutual Group, Inc.
1,965,000	4.950%, 5/1/2022[d]	2,139,901
1,810,000	4.850%, 8/1/2044[d]	1,768,500
	Liberty Property, LP
1,125,000	4.750%, 10/1/2020	1,215,723
	Lincoln National Corporation
2,350,000	4.000%, 9/1/2023	2,436,424
	Lloyds Banking Group plc
560,000	4.500%, 11/4/2024[h]	565,365
1,450,000	5.920%, 9/29/2049[d,i]	1,450,000
	Macquarie Bank, Ltd.
1,785,000	1.650%, 3/24/2017[d]	1,787,581
	Merrill Lynch & Company, Inc.
1,950,000	6.875%, 4/25/2018	2,199,391
	MetLife Capital Trust IV
300,000	7.875%, 12/15/2037[d]	375,000
	MetLife Capital Trust X
750,000	9.250%, 4/8/2038[d]	1,049,850
	MetLife, Inc.
1,500,000	3.600%, 4/10/2024	1,511,779
	Mizuho Bank, Ltd.
2,600,000	3.600%, 9/25/2024[d]	2,645,937
	Morgan Stanley
2,270,000	6.625%, 4/1/2018	2,542,729
1,820,000	5.625%, 9/23/2019	2,039,081

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
162

INCOME FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (91.9%)	Value

Financials (29.5%) - continued
$1,600,000	5.500%, 1/26/2020	$1,789,595
1,795,000	4.875%, 11/1/2022	1,903,834
1,130,000	4.000%, 7/23/2025	1,152,145
1,450,000	5.000%, 11/24/2025	1,532,118
1,490,000	4.350%, 9/8/2026	1,487,269
930,000	4.300%, 1/27/2045	884,075
	National Retail Properties, Inc.
1,800,000	3.900%, 6/15/2024	1,798,177
	Nationwide Building Society
1,510,000	3.900%, 7/21/2025[d]	1,524,498
	Nordea Bank AB
1,830,000	4.875%, 5/13/2021[d]	1,980,706
1,110,000	5.500%, 9/29/2049[d,i]	1,114,162
	Omega Healthcare Investors, Inc.
1,640,000	5.875%, 3/15/2024	1,734,300
	Peachtree Corners Funding Trust
1,100,000	3.976%, 2/15/2025[d]	1,101,236
	PNC Capital Trust C
1,880,000	0.853%, 6/1/2028[g]	1,684,950
	Preferred Term Securities XXIII, Ltd.
1,755,088	0.486%, 12/22/2036*,g	1,360,246
	Prologis, LP
1,800,000	6.875%, 3/15/2020	2,075,618
1,490,000	4.250%, 8/15/2023	1,540,396
	Prudential Financial, Inc.
1,085,000	3.500%, 5/15/2024	1,078,211
825,000	6.200%, 11/15/2040	979,587
1,070,000	5.875%, 9/15/2042	1,131,525
	Realty Income Corporation
2,170,000	3.875%, 7/15/2024	2,186,253
	Regions Bank
250,000	7.500%, 5/15/2018	285,389
	Reinsurance Group of America, Inc.
1,070,000	6.450%, 11/15/2019	1,234,064
2,185,000	4.700%, 9/15/2023	2,330,772
	Royal Bank Of Scotland plc
1,480,000	6.000%, 12/19/2023	1,586,397
	Santander Holdings USA, Inc.
1,510,000	2.650%, 4/17/2020	1,487,477
1,500,000	4.500%, 7/17/2025	1,520,481
	Santander UK plc
540,000	5.000%, 11/7/2023[d]	559,840
	Simon Property Group, LP
2,825,000	2.750%, 2/1/2023	2,751,358
	SLM Corporation
1,485,000	6.000%, 1/25/2017	1,513,772
576,000	4.625%, 9/25/2017	572,400
	Standard Chartered plc
1,130,000	6.500%, 12/29/2049[d,h,i]	1,143,336
	Swiss RE Capital I, LP
2,600,000	6.854%, 5/29/2049[d,i]	2,667,600
	Synchrony Financial
1,490,000	2.700%, 2/3/2020	1,467,891
1,150,000	3.750%, 8/15/2021	1,155,622
740,000	4.250%, 8/15/2024	737,019
	UnionBanCal Corporation
1,420,000	3.500%, 6/18/2022	1,439,323
	UnitedHealth Group, Inc.
760,000	4.750%, 7/15/2045	794,910
	Voya Financial, Inc.
1,785,000	5.500%, 7/15/2022	2,021,775
	Wells Fargo & Company
1,715,000	3.450%, 2/13/2023	1,710,555
1,780,000	7.980%, 2/28/2049[i]	1,929,075
750,000	5.875%, 12/31/2049[i]	767,813

Principal Amount	Long-Term Fixed Income (91.9%)	Value

Financials (29.5%) - continued
	XLIT, Ltd.
$1,130,000	4.450%, 3/31/2025	$1,124,390
1,160,000	5.250%, 12/15/2043	1,230,792

	Total	243,406,820

Foreign Government (0.9%)
	Colombia Government International Bond
1,800,000	5.625%, 2/26/2044	1,827,000
	Export-Import Bank of Korea
1,420,000	4.375%, 9/15/2021	1,550,923
	Mexico Government International Bond
730,000	5.125%, 1/15/2020	804,095
2,020,000	4.000%, 10/2/2023	2,080,600
1,249,000	3.600%, 1/30/2025	1,239,632

	Total	7,502,250

Mortgage-Backed Securities (3.2%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
1,675,000	3.000%, 8/1/2030[c]	1,736,360
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
1,675,000	4.000%, 8/1/2045[c]	1,778,379
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
12,775,000	3.500%, 8/1/2045[c]	13,256,259
5,675,000	4.000%, 9/1/2045[c]	6,023,258
3,550,000	4.500%, 9/1/2045[c]	3,844,955

	Total	26,639,211

Technology (2.8%)
	AECOM
1,130,000	5.875%, 10/15/2024[d]	1,146,950
	Amkor Technology, Inc.
1,090,000	6.375%, 10/1/2022	1,042,312
	Equinix, Inc.
1,110,000	5.375%, 1/1/2022	1,126,650
	Fidelity National Information Services, Inc.
1,810,000	3.875%, 6/5/2024	1,738,069
	Fiserv, Inc.
2,260,000	3.850%, 6/1/2025	2,259,747
	Flextronics International, Ltd.
1,500,000	4.750%, 6/15/2025[d]	1,464,375
	Hewlett-Packard Company
1,110,000	2.750%, 1/14/2019	1,123,571
	Intel Corporation
1,130,000	3.100%, 7/29/2022	1,132,059
750,000	3.700%, 7/29/2025	757,100
	Motorola Solutions, Inc.
2,500,000	3.750%, 5/15/2022	2,455,315
	Oracle Corporation
2,100,000	2.800%, 7/8/2021	2,115,950
1,510,000	2.950%, 5/15/2025	1,454,708
	Qualcomm, Inc.
1,510,000	3.450%, 5/20/2025	1,429,913
	Seagate HDD Cayman
1,130,000	4.875%, 6/1/2027[d]	1,087,020
	Sensata Technologies BV
1,110,000	4.875%, 10/15/2023[d]	1,098,900

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
163

INCOME FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (91.9%)	Value

Technology (2.8%) - continued
	Xerox Corporation
$1,870,000	2.750%, 9/1/2020	$1,849,811

	Total	23,282,450

Transportation (3.1%)
	American Airlines Pass Through Trust
1,266,159	5.600%, 7/15/2020[d]	1,289,900
1,296,625	4.000%, 7/15/2025	1,306,350
	British Airways plc
2,412,536	4.625%, 6/20/2024[d]	2,545,225
	Burlington Northern Santa Fe, LLC
1,880,000	3.000%, 4/1/2025	1,811,000
	Canadian Pacific Railway Company
1,870,000	2.900%, 2/1/2025	1,768,487
560,000	3.700%, 2/1/2026	559,436
1,440,000	7.125%, 10/15/2031	1,871,299
	Continental Airlines, Inc.
504,799	7.250%, 11/10/2019	574,209
723,659	4.000%, 10/29/2024	734,514
	CSX Corporation
1,107,000	6.220%, 4/30/2040	1,381,636
	Delta Air Lines, Inc.
882,901	4.950%, 5/23/2019	935,875
594,673	4.750%, 5/7/2020	626,636
	ERAC USA Finance, LLC
2,050,000	5.250%, 10/1/2020[d]	2,276,619
1,085,000	4.500%, 8/16/2021[d]	1,175,938
	Navios South American Logistics, Inc.
175,000	7.250%, 5/1/2022[d]	164,500
	Penske Truck Leasing Company, LP
1,490,000	3.375%, 2/1/2022[d]	1,454,767
	United Airlines Pass Through Trust
910,000	3.750%, 9/3/2026	903,175
	United Airlines, Inc.
1,260,000	4.000%, 4/11/2026	1,275,750
	US Airways Pass Through Trust
1,686,696	3.950%, 11/15/2025	1,693,021
	Virgin Australia Holdings, Ltd.
1,288,445	5.000%, 10/23/2023[d]	1,341,594

	Total	25,689,931

U.S. Government and Agencies (3.3%)
	U.S. Treasury Bonds
1,860,000	3.125%, 2/15/2042	1,937,742
714,400	3.750%, 11/15/2043	831,774
	U.S. Treasury Bonds, TIPS
3,321,972	0.625%, 1/15/2024	3,362,979
	U.S. Treasury Notes
3,590,000	2.875%, 3/31/2018	3,776,791
7,000,000	1.000%, 6/30/2019	6,925,625
5,000,000	1.375%, 5/31/2020	4,962,110
2,000,000	2.000%, 5/31/2021	2,026,562
2,620,000	2.500%, 2/15/2045	2,388,704
	U.S. Treasury Notes, TIPS
1,145,665	0.625%, 7/15/2021	1,173,501

	Total	27,385,788

U.S. Municipals (0.2%)
	Denver, CO City & County Airport Rev.
1,450,000	5.250%, 11/15/2022, Ser. A, AMT	1,685,495

	Total	1,685,495

Principal Amount	Long-Term Fixed Income (91.9%)	Value

Utilities (5.9%)
	Access Midstream Partners, LP
$930,000	4.875%, 5/15/2023	$910,772
	American Electric Power Company, Inc.
1,435,000	2.950%, 12/15/2022	1,400,236
	Arizona Public Service Company
1,620,000	8.750%, 3/1/2019	1,984,017
	Calpine Corporation
1,080,000	5.375%, 1/15/2023	1,055,700
	Cleveland Electric Illuminating Company
554,000	5.700%, 4/1/2017	589,624
	Commonwealth Edison Company
1,000,000	6.150%, 9/15/2017	1,098,029
	DCP Midstream Operating, LP
1,440,000	3.875%, 3/15/2023	1,220,122
1,450,000	5.600%, 4/1/2044	1,194,061
	DCP Midstream, LLC
1,000,000	5.850%, 5/21/2043[d]	755,000
	DPL, Inc.
311,000	6.500%, 10/15/2016	324,217
	Dynegy Finance I, Inc.
750,000	7.375%, 11/1/2022[d]	775,875
	EDP Finance BV
1,670,000	4.125%, 1/15/2020[d]	1,700,795
	Electricite de France SA
1,800,000	5.250%, 12/29/2049[d,i]	1,845,000
	Energy Transfer Equity, LP
1,130,000	5.500%, 6/1/2027	1,107,400
	Enterprise Products Operating, LLC
1,070,000	6.650%, 4/15/2018	1,206,146
	Exelon Corporation
1,880,000	3.950%, 6/15/2025	1,905,498
	Exelon Generation Company, LLC
600,000	5.200%, 10/1/2019	661,454
1,500,000	4.000%, 10/1/2020	1,566,421
	FirstEnergy Transmission, LLC
2,170,000	4.350%, 1/15/2025[d]	2,225,745
	ITC Holdings Corporation
2,920,000	4.050%, 7/1/2023	3,006,601
	Kinder Morgan Energy Partners, LP
1,450,000	5.800%, 3/1/2021	1,574,870
	MidAmerican Energy Holdings Company
2,550,000	3.750%, 11/15/2023	2,613,806
	Nevada Power Company
1,700,000	6.750%, 7/1/2037	2,243,553
	NiSource Finance Corporation
677,000	6.400%, 3/15/2018	757,035
1,800,000	5.450%, 9/15/2020	2,028,247
	Ohio Power Company
1,600,000	6.050%, 5/1/2018	1,777,610
	Oncor Electric Delivery Company, LLC
1,510,000	3.750%, 4/1/2045[d]	1,371,216
	Pennsylvania Electric Company
2,300,000	5.200%, 4/1/2020	2,523,910
	PPL Capital Funding, Inc.
1,795,000	3.500%, 12/1/2022	1,808,064
1,810,000	3.950%, 3/15/2024	1,851,013
	PSEG Power, LLC
700,000	5.320%, 9/15/2016	730,725
	Southern California Edison Company
1,415,000	6.250%, 8/1/2049[i]	1,561,806

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
164

INCOME FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (91.9%)	Value

Utilities (5.9%) - continued
	Xcel Energy, Inc.
$1,510,000	3.300%, 6/1/2025	$1,486,871

	Total	48,861,439

	Total Long-Term Fixed Income (cost $752,981,746)	759,418,071

Shares	Preferred Stock (2.0%)	Value

Financials (1.8%)
44,925	Allstate Corporation, 5.100%	1,168,050
57,878	Citigroup, Inc., 7.875%	1,474,153
12,500	Cobank ACB, 6.250%[i]	1,306,250
18,075	Countrywide Capital V, 7.000%	461,997
72,000	Discover Financial Services, 6.500%[i]	1,897,200
46,410	GMAC Capital Trust I, 8.125%	1,217,334
54,060	Goldman Sachs Group, Inc., 5.500%[i]	1,342,850
57,878	HSBC USA, Inc., 6.500%[i]	1,479,362
51,800	Morgan Stanley, 7.125%[i]	1,449,364
37,082	RBS Capital Funding Trust V, 5.900%[i]	913,700
36,389	RBS Capital Funding Trust VII, 6.080%[i]	907,542
58,500	Wells Fargo & Company, 5.850%[i]	1,506,375

	Total	15,124,177

Materials (0.2%)
43,424	CHS, Inc., 7.100%[i]	1,182,002

	Total	1,182,002

	Total Preferred Stock (cost $15,843,872)	16,306,179

Shares	Collateral Held for Securities Loaned (1.8%)	Value

15,228,975	Thrivent Cash Management Trust	15,228,975

	Total Collateral Held for Securities Loaned (cost $15,228,975)	15,228,975

Shares or Principal Amount	Short-Term Investments (5.2%)[j]	Value

	Federal Home Loan Bank Discount Notes
700,000	0.070%, 8/18/2015[k]	699,977
	Thrivent Cash Management Trust
42,539,468	0.070%	42,539,468

	Total Short-Term Investments (at amortized cost)	43,239,445

	Total Investments (cost $857,986,190) 104.5%	$863,873,728

	Other Assets and Liabilities, Net (4.5%)	(36,880,651)

	Total Net Assets 100.0%	$826,993,077

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2015, the value of these investments was $149,039,009 or 18.0% of total net assets.
e	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of July 31, 2015.
f	All or a portion of the security is insured or guaranteed.
g	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of July 31, 2015.
h	All or a portion of the security is on loan.
i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
j	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
k	At July 31, 2015, $699,977 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Income Fund owned as of July 31, 2015.

Security	Acquisition Date	Cost
American Tower Trust I, 3/15/2018	3/6/2013	$1,800,309
CAM Mortgage, LLC, 7/15/2064	6/24/2015	2,160,805
Preferred Term Securities XXIII, Ltd., 12/22/2036	9/14/2006	1,755,088

Definitions:

AMT	-	Subject to Alternative Minimum Tax
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Rev.	-	Revenue
Ser.	-	Series
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$21,149,971
Gross unrealized depreciation	(15,262,433)

Net unrealized appreciation (depreciation)	$5,887,538

Cost for federal income tax purposes	$857,986,190

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
165

INCOME FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2015, in valuing Income Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	1,932,772	–	1,932,772	–
Capital Goods	1,735,681	–	1,735,681	–
Communications Services	10,290,105	–	10,290,105	–
Consumer Cyclical	3,009,808	–	3,009,808	–
Consumer Non-Cyclical	3,613,842	–	3,613,842	–
Energy	948,708	–	948,708	–
Financials	876,403	–	876,403	–
Technology	3,653,887	–	3,325,627	328,260
Transportation	2,247,182	–	2,247,182	–
Utilities	1,372,670	–	1,372,670	–
Long-Term Fixed Income
Asset-Backed Securities	13,143,389	–	13,143,389	–
Basic Materials	34,230,849	–	34,230,849	–
Capital Goods	13,840,262	–	13,840,262	–
Collateralized Mortgage Obligations	6,887,071	–	6,887,071	–
Commercial Mortgage-Backed Securities	5,453,189	–	5,453,189	–
Communications Services	87,271,001	–	87,271,001	–
Consumer Cyclical	53,467,903	–	51,963,974	1,503,929
Consumer Non-Cyclical	78,493,382	–	78,493,382	–
Energy	62,177,641	–	62,177,641	–
Financials	243,406,820	–	243,406,820	–
Foreign Government	7,502,250	–	7,502,250	–
Mortgage-Backed Securities	26,639,211	–	26,639,211	–
Technology	23,282,450	–	23,282,450	–
Transportation	25,689,931	–	25,689,931	–
U.S. Government and Agencies	27,385,788	–	27,385,788	–
U.S. Municipals	1,685,495	–	1,685,495	–
Utilities	48,861,439	–	48,861,439	–
Preferred Stock
Financials	15,124,177	13,817,927	1,306,250	–
Materials	1,182,002	1,182,002	–	–
Collateral Held for Securities Loaned	15,228,975	15,228,975	–	–
Short-Term Investments	43,239,445	42,539,468	699,977	–

Total	$863,873,728	$72,768,372	$789,273,167	$1,832,189

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	348,470	348,470	–	–

Total Asset Derivatives	$348,470	$348,470	$–	$–

Liability Derivatives
Futures Contracts	116,178	116,178	–	–

Total Liability Derivatives	$116,178	$116,178	$–	$–

There were no significant transfers between Levels during the period ended July 31, 2015. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
5-Yr. U.S. Treasury Bond Futures	(335)	September 2015	($40,031,478)	($40,147,656)	($116,178)
10-Yr. U.S. Treasury Bond Futures	(585)	September 2015	(74,617,709)	(74,550,937)	66,772
30-Yr. U.S. Treasury Bond Futures	304	September 2015	47,123,301	47,404,999	281,698
Total Futures Contracts					$232,292

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
166

INCOME FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Income Fund, is as follows:

Fund	Value October 31, 2014	Gross Purchases	Gross Sales	Shares Held at July 31, 2015	Value July 31, 2015	Income Earned November 1, 2014 - July 31, 2015
Cash Management Trust- Collateral Investment	$14,386,483	$77,755,580	$76,913,088	15,228,975	$15,228,975	$57,860
Cash Management Trust- Short Term Investment	50,878,788	166,588,519	174,927,839	42,539,468	42,539,468	22,343
Total Value and Income Earned	65,265,271				57,768,443	80,203

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
167

MUNICIPAL BOND FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (99.0%)	Value

Alabama (0.3%)
	Alabama Public School and College Auth. Capital Improvement Rev. Refg.
$1,500,000	5.000%, 5/1/2029, Ser. Aa	$1,707,405
	Auburn University, AL General Fee Rev. Refg.
1,000,000	5.000%, 6/1/2032, Ser. A	1,160,860
1,250,000	5.000%, 6/1/2033, Ser. A	1,446,487

	Total	4,314,752

Alaska (1.1%)
	Valdez, AK Marine Terminal Rev. (Exxon Mobil)
7,905,000	0.010%, 12/1/2029[b]	7,905,000
	Valdez, AK Marine Terminal Rev. (Exxon Pipeline Company)
8,650,000	0.010%, 10/1/2025[b]	8,650,000

	Total	16,555,000

Arizona (0.9%)
	Arizona State Transportation Board Highway Rev.
1,500,000	5.000%, 7/1/2036, Ser. A	1,680,480
	Glendale, AZ Industrial Development Auth. Rev. (Midwestern University)
2,515,000	5.000%, 5/15/2031	2,766,601
	Northern Arizona Capital Fac. Lease Rev. (Student & Academic Services, LLC) (BAM Insured)
750,000	5.000%, 6/1/2039[c]	830,010
	Northern Arizona University Refg. C.O.P.
1,000,000	5.000%, 9/1/2022	1,153,390
	Phoenix, AZ Civic Improvement Corporation Airport Rev.
3,060,000	5.250%, 7/1/2033, Ser. A	3,425,945
	Phoenix, AZ Civic Improvement Corporation Airport Rev. Refg.
3,000,000	5.000%, 7/1/2021, AMT	3,479,910
	Phoenix-Mesa Gateway Airport Auth. Special Fac. Rev.
1,450,000	5.000%, 7/1/2038, AMT	1,559,475

	Total	14,895,811

Arkansas (0.4%)
	Rogers, AR Sales and Use Tax Refg. and Improvement
2,975,000	4.000%, 11/1/2027, Ser. 2011	3,116,758
325,000	4.125%, 11/1/2031, Ser. 2011	337,412
	University of Arkansas Rev. Refg., Various Fac. Rev. (Pine Bluff Campus)
650,000	5.000%, 12/1/2029, Ser. A	757,998
	University of Arkansas Rev. Various Fac. (Fayetteville Campus)
1,135,000	5.000%, 11/1/2039, Ser. A	1,284,775
825,000	5.000%, 11/1/2041, Ser. A	930,369

	Total	6,427,312

California (12.4%)
	Anaheim Public Financing Auth. Lease Rev. (Anaheim Public Improvements) (AGM Insured)
3,950,000	6.000%, 9/1/2024, Ser. Ac	4,635,404

Principal Amount	Long-Term Fixed Income (99.0%)	Value

California (12.4%) - continued
	Beverly Hills Unified School District, Los Angeles County, CA G.O. (2008 Election)
$10,000,000	Zero Coupon, 8/1/2031	$5,757,900
	California Educational Fac. Auth. Rev. (Stanford University)
6,000,000	5.250%, 4/1/2040	7,927,320
	California G.O. Refg.
2,765,000	5.000%, 9/1/2015	2,776,226
	California Health Fac. Financing Auth. Rev.
3,840,000	1.450%, 8/15/2033, Ser. Ab	3,890,189
	California Infrastructure and Economic Development Bank Rev. (Bay Area Toll Bridges Seismic Retrofit Rev.) (FGIC Insured)
5,000,000	5.000%, 7/1/2025, Ser. Aa,c	6,304,800
	California Municipal Finance Auth. Refg. Rev. (Biola University)
1,500,000	5.875%, 10/1/2034	1,632,105
1,250,000	5.000%, 10/1/2042	1,330,012
	California State Department of Water Resources Supply Rev.
6,250,000	5.000%, 5/1/2016, Ser. M	6,478,375
	California Various Purpose G.O.
3,565,000	5.500%, 4/1/2024	4,125,739
10,000	5.250%, 4/1/2029	10,039
10,000,000	5.250%, 3/1/2038	10,912,000
10,000,000	6.000%, 4/1/2038	11,653,900
5,000,000	6.000%, 11/1/2039	5,947,950
	California Various Purpose G.O. (NATL- RE Insured)
300,000	6.000%, 8/1/2016[c]	308,775
	Chula Vista Industrial Development Rev. Refg. (San Diego Gas & Electric Company)
2,010,000	5.875%, 2/15/2034, Ser. C	2,311,299
	East Bay Municipal Utility District, Alameda and Contra Costa Counties, CA Water System Rev. Refg. (NATL-RE Insured)
10,000,000	5.000%, 6/1/2037, Ser. Aa,c	10,816,900
	Foothill-De Anza, CA Community College District G.O.
5,000,000	5.000%, 8/1/2040, Ser. C	5,565,700
	Golden West Schools Financing Auth. Rev. (NATL-RE Insured)
420,000	5.800%, 2/1/2022, Ser. Ac	500,926
	Los Angeles Community College District, Los Angeles County, CA G.O. (Election 2008)
10,050,000	6.000%, 8/1/2033, Ser. Aa	12,005,931
	Los Angeles Department of Airports Rev. (Los Angeles International Airport)
8,000,000	5.000%, 5/15/2040, Ser. A	9,029,920
	Los Angeles Department of Water and Power System Rev.
7,000,000	5.000%, 7/1/2044, Ser. D	7,866,530
	Los Angeles Unified School District, Los Angeles County, CA G.O.
5,000,000	5.000%, 1/1/2034, Ser. I	5,621,600

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
168

MUNICIPAL BOND FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (99.0%)	Value

California (12.4%) - continued
	Pittsburg, CA Redevelopment Agency Tax Allocation (Los Medanos Community Development) (AMBAC Insured)
$5,000,000	Zero Coupon, 8/1/2024[c]	$3,448,950
	Pomona, CA Single Family Mortgage Rev. Refg. (GNMA/FNMA Collateralized)
2,590,000	7.600%, 5/1/2023, Ser. Aa,c	3,218,437
	San Bernardino, CA Single Family Mortgage Rev. Refg. (GNMA Collateralized)
920,000	7.500%, 5/1/2023, Ser. Aa,c	1,139,126
	San Diego County, CA C.O.P.
5,000,000	5.250%, 7/1/2030	5,636,700
	San Diego Unified School District G.O.
10,000,000	Zero Coupon, 7/1/2033, Ser. Ad	9,271,500
	San Francisco, CA City & County Airport Commission Rev. (San Francisco International Airport)
4,000,000	5.500%, 5/1/2028, Ser. A, AMT	4,693,800
7,030,000	6.000%, 5/1/2039, Ser. E	8,181,092
7,000,000	5.000%, 5/1/2044, Ser. A, AMT	7,571,200
	San Jose, CA Redevelopment Agency Tax Allocation Refg. (Merged Area Redevelopment) (NATL-RE Insured)
2,760,000	5.000%, 8/1/2025, Ser. Ac	2,770,626
	Santa Monica Community College District, Los Angeles County, CA G.O.
5,000,000	Zero Coupon, 8/1/2025, Ser. C	3,735,300
	Tuolumne Wind Proj. Auth. Rev. (Tuolumne Company)
2,000,000	5.625%, 1/1/2029, Ser. A	2,278,760
	University of California Rev. Bonds
4,190,000	5.250%, 5/15/2039, Ser. O	4,722,633
810,000	5.250%, 5/15/2039, Ser. Oa	935,315
	University of California Rev. Refg.
8,000,000	5.000%, 5/15/2032, Ser. I	9,296,560

	Total	194,309,539

Colorado (4.2%)
	Colorado Educational and Cultural Fac. Auth. Charter School Refg. Rev. (Pinnacle Charter School, Inc. K-8 Fac.)
500,000	5.000%, 6/1/2019	556,505
200,000	5.000%, 6/1/2021	227,058
	Colorado Educational and Cultural Fac. Auth. Charter School Rev. (Cheyenne Mountain Charter Academy)
475,000	5.125%, 6/15/2032, Ser. A	485,474
1,000,000	5.375%, 6/15/2038, Ser. A	1,023,250
	Colorado Educational and Cultural Fac. Auth. Charter School Rev. (Crown Pointe Academy of Westminster)
1,000,000	5.000%, 7/15/2039	1,031,430
	Colorado Educational and Cultural Fac. Auth. Charter School Rev. (Pinnacle Charter School, Inc. High School Proj.)
3,000,000	5.125%, 12/1/2039	3,149,940

Principal Amount	Long-Term Fixed Income (99.0%)	Value

Colorado (4.2%) - continued
	Colorado Health Fac. Auth. Health Fac. Rev. (Evangelical Lutheran Good Samaritan Society)
$2,110,000	5.000%, 12/1/2024	$2,364,276
500,000	5.625%, 6/1/2043	551,675
	Colorado Health Fac. Auth. Hospital Rev. Refg. (Valley View Hospital Association)
3,000,000	5.750%, 5/15/2036	3,275,370
	Colorado Higher Education Capital Construction Lease Purchase Financing Program C.O.P.
405,000	5.500%, 11/1/2027[a]	462,190
1,180,000	5.500%, 11/1/2027[a]	1,349,082
	Denver, CO Airport System Rev. (XLCA Insured)
5,000,000	5.000%, 11/15/2022, Ser. Ac	5,069,350
	Denver, CO Health and Hospital Auth. Healthcare Rev.
5,000,000	5.500%, 12/1/2030	5,477,300
2,000,000	5.250%, 12/1/2031, Ser. A	2,081,540
	E-470 Colorado Public Highway Auth. Rev.
1,000,000	5.000%, 9/1/2020	1,143,240
	Jefferson County School District No. R-1, Jefferson and Broomfield Counties, CO G.O. Refg. (AGM Insured)
10,000,000	5.000%, 12/15/2016, Ser. Aa,c	10,180,400
	Larimer County, CO Poudre School District R-1 G.O. Improvement (NATL-RE-IBC Insured)
1,470,000	7.000%, 12/15/2016[c]	1,539,855
	Northwest Parkway Public Highway Auth. Rev. (AMBAC Insured)
4,000,000	5.700%, 6/15/2021, Ser. Ca,c	4,186,600
	Plaza Metropolitan District No. 1 Rev. Refg. (City of Lakewood)
1,000,000	5.000%, 12/1/2021	1,062,300
500,000	5.000%, 12/1/2022	528,875
	University of Colorado University Enterprise Rev.
1,250,000	5.375%, 6/1/2032, Ser. Aa	1,448,575
3,250,000	5.000%, 6/1/2033, Ser. A	3,742,797
9,790,000	5.000%, 6/1/2033	10,935,822
3,000,000	5.000%, 6/1/2034, Ser. A	3,447,390

	Total	65,320,294

District of Columbia (1.0%)
	District of Columbia Income Tax Secured Rev. Refg.
2,325,000	5.000%, 12/1/2017, Ser. A	2,555,454
5,225,000	5.000%, 12/1/2028, Ser. C	5,946,938
	District of Columbia Tobacco Settlement Financing Corporation Tobacco Settlement Rev.
1,030,000	6.250%, 5/15/2024	1,029,877
	Metropolitan Washington DC Airports Auth. Airport System Rev. Refg. 5.000%, 10/1/2038, Ser. A,
6,000,000	AMT	6,571,740

	Total	16,104,009

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
169

MUNICIPAL BOND FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (99.0%)	Value

Florida (6.3%)
	Broward County, FL Water and Sewer Utility Rev.
$3,115,000	5.250%, 10/1/2034, Ser. Aa	$3,529,202
	Broward County, FL Water and Sewer Utility Rev. Refg.
1,000,000	5.000%, 10/1/2030, Ser. A	1,183,720
1,500,000	5.000%, 10/1/2031, Ser. B	1,766,895
	Citizens Property Insurance Corporation Rev.
10,000,000	5.000%, 6/1/2022, Ser. A1	11,577,400
	CityPlace Community Development District Special Assessment and Rev.
500,000	5.000%, 5/1/2017	528,000
2,000,000	5.000%, 5/1/2026	2,242,620
	County of Broward, FL Fuel System Rev. (Fort Lauderdale Fuel Fac.) (AGM Insured)
1,155,000	5.000%, 4/1/2021, Ser. A, AMT[c]	1,323,099
605,000	5.000%, 4/1/2022, Ser. A, AMT[c]	695,847
700,000	5.000%, 4/1/2025, Ser. A, AMT[c]	789,481
	Florida State Municipal Power Agency Rev.
1,000,000	5.000%, 10/1/2030	1,142,990
810,000	5.000%, 10/1/2031	921,326
	Greater Orlando Aviation Auth. Airport Fac. Rev.
1,500,000	5.000%, 10/1/2039, Ser. C	1,678,845
	Gulf Breeze, FL Rev. Refg.
2,020,000	5.000%, 12/1/2033	2,263,733
	Halifax Hospital Medical Center Rev.
755,000	5.000%, 6/1/2020	856,789
	Hillsborough County, FL Community Investment Tax Refg. Rev.
4,025,000	5.000%, 11/1/2017, Ser. B	4,402,062
	Jacksonville, FL Port Auth. Rev. Refg.
2,390,000	5.000%, 11/1/2038, AMT	2,559,164
	Leon County Educational Fac. Auth. C.O.P. (Southgate Residence Hall)
1,145,000	8.500%, 9/1/2017[a]	1,328,750
	Miami-Dade County Industrial Development Auth. (Pinecrest Academy, Inc.)
1,500,000	5.250%, 9/15/2044	1,556,040
	Miami-Dade County, FL Aviation Rev. (Miami International Airport-Hub of the Americas)
7,500,000	5.500%, 10/1/2036, Ser. B	8,472,000
8,000,000	5.500%, 10/1/2041, Ser. A	9,036,800
	Miami-Dade County, FL Public Fac. Rev. (Jackson Health System)
5,000,000	5.000%, 6/1/2035, Ser. A	5,548,900
	Miami-Dade County, FL Public Fac. Rev. (Jackson Health System) (AGM Insured)
2,000,000	5.625%, 6/1/2034[c]	2,251,220
	Orange County, FL Health Fac. Auth. Hospital Rev. (Orlando Health, Inc.)
5,010,000	5.125%, 10/1/2026	5,535,499
	Orange County, FL Health Fac. Auth. Hospital Rev. (Orlando Regional Healthcare System) (NATL-RE Insured)
2,700,000	6.250%, 10/1/2018, Ser. Ac	3,028,671

Principal Amount	Long-Term Fixed Income (99.0%)	Value

Florida (6.3%) - continued
	Orlando-Orange County, FL Expressway Auth. Rev.
$3,600,000	5.000%, 7/1/2030, Ser. A	$4,071,744
4,095,000	5.000%, 7/1/2035, Ser. C	4,569,406
	Palm Beach County Health Fac. Auth. Rev. Refg. (Lifespace Communities, Inc.)
3,000,000	5.000%, 5/15/2038, Ser. C	3,228,270
	St. Johns County Industrial Development Auth. Rev. (Presbyterian Retirement Communities)
6,490,000	5.875%, 8/1/2040, Ser. A	7,160,092
	Tallahassee, FL Consolidated Utility Systems Rev.
4,535,000	5.000%, 10/1/2032	4,888,458

	Total	98,137,023

Georgia (1.2%)
	Atlanta, GA Airport General Rev.
1,000,000	5.000%, 1/1/2033, Ser. C, AMT	1,083,120
500,000	5.000%, 1/1/2034, Ser. C, AMT	539,775
500,000	5.000%, 1/1/2037, Ser. C, AMT	536,220
	Atlanta, GA Airport General Rev. Refg.
1,425,000	5.000%, 1/1/2033, Ser. B	1,608,426
	Atlanta, GA Water & Wastewater Rev. Refg.
2,500,000	5.000%, 11/1/2031	2,896,925
	Brunswick, GA Water and Sewer Rev. Refg. and Improvement (NATL-RE Insured)
1,500,000	6.100%, 10/1/2019[a,c]	1,665,435
	Burke County Development Auth. Pollution Control Rev. (Oglethorpe Power Corporation Vogtle)
6,000,000	5.700%, 1/1/2043, Ser. C	6,497,100
	Cherokee County, GA Water and Sewerage (NATL-RE Insured)
4,110,000	5.500%, 8/1/2018[c]	4,395,645

	Total	19,222,646

Hawaii (1.5%)
	Hawaii Airports System Rev.
3,040,000	5.250%, 7/1/2030, Ser. A	3,469,066
	Hawaii State Department of Budget and Finance Special Purpose Senior Living Rev. Refg.
1,000,000	5.125%, 11/15/2032	1,068,500
5,395,000	5.250%, 11/15/2037	5,785,652
	Hawaii State Department of Transportation Airport Division Lease Rev. C.O.P.
1,000,000	5.000%, 8/1/2028, AMT	1,120,850
	Hawaii State Harbor System Rev.
6,000,000	5.250%, 7/1/2030, Ser. A	6,787,020
	Honolulu, HI Board of Water Supply Water System Rev. (NATL-RE Insured)
5,000,000	5.000%, 7/1/2036, Ser. Aa,c	5,213,050

	Total	23,444,138

Illinois (7.1%)
	Chicago Metropolitan Water Reclamation District G.O. Refg.
8,700,000	5.250%, 12/1/2032, Ser. C	10,169,256

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
170

MUNICIPAL BOND FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (99.0%)	Value

Illinois (7.1%) - continued
	Chicago, IL Midway International Airport Rev.
$1,120,000	5.000%, 1/1/2026, Ser. A, AMT	$1,245,843
	Cook County, IL School District No. 99 (Cicero) G.O. School (NATL-RE Insured)
1,815,000	8.500%, 12/1/2016[c]	1,993,088
	Illinois Educational Fac. Auth. Rev. (Northwestern University)
4,900,000	5.250%, 11/1/2032[a]	4,962,475
	Illinois Finance Auth. Rev. (DePaul University)
4,075,000	6.000%, 10/1/2032, Ser. A	4,860,334
	Illinois Finance Auth. Rev. (Rush University Medical Center)
1,000,000	5.000%, 11/15/2027, Ser. A	1,143,660
5,000,000	7.250%, 11/1/2038, Ser. Aa	5,975,950
	Illinois Finance Auth. Rev. (The Art Institute of Chicago)
2,390,000	5.000%, 3/1/2034, Ser. A	2,627,112
	Illinois Finance Auth. Rev. Refg. (Rush University Medical Center) (NATL- RE Insured)
2,020,000	5.250%, 11/1/2035, Ser. Ba,c	2,288,478
	Illinois Health Fac. Auth. Rev. Refg. (Lutheran General Health System) (AGM-CR Insured)
1,720,000	6.000%, 4/1/2018, Ser. Cc	1,848,295
	Illinois Sales Tax Rev. (Build Illinois) (NATL-RE Insured)
7,975,000	5.750%, 6/15/2018, 2nd Ser.[c]	8,996,677
	Joliet Regional Port District, IL Marine Terminal Rev. Refg. (Exxon)
4,700,000	0.010%, 10/1/2024[b]	4,700,000
	McHenry and Lake Counties G.O. School (AGM Insured)
355,000	9.000%, 12/1/2017[c]	379,488
1,930,000	9.000%, 12/1/2017[a,c]	2,152,857
	Metropolitan Pier and Exposition Auth., IL Refg. (McCormick Place Expansion) (NATL-RE Insured)
17,605,000	Zero Coupon, 6/15/2020, Ser. Ac	15,476,908
7,000,000	5.500%, 6/15/2020, Ser. Bc	7,622,720
3,100,000	Zero Coupon, 6/15/2024, Ser. Ac	2,288,017
2,000,000	Zero Coupon, 12/15/2024, Ser. Ac	1,447,740
	Railsplitter Tobacco Settlement Auth. Tobacco Settlement Rev.
6,340,000	5.000%, 6/1/2017	6,783,863
	Regional Transportation Auth., Cook, DuPage, Kane, Lake, McHenry and Will Counties, IL Rev. (NATL-RE Insured)
2,295,000	6.700%, 11/1/2021, Ser. Ac	2,628,257
	State of Illinois G.O.
5,000,000	5.000%, 3/1/2027	5,195,800
1,500,000	5.500%, 7/1/2033	1,613,385
1,750,000	5.500%, 7/1/2038	1,854,633
	State of Illinois G.O. Refg.
9,000,000	5.000%, 8/1/2017	9,519,660

Principal Amount	Long-Term Fixed Income (99.0%)	Value

Illinois (7.1%) - continued
	University of Illinois Auxiliary Fac. System Rev.
$2,500,000	5.750%, 4/1/2038, Ser. Aa	$2,909,275

	Total	110,683,771

Indiana (2.3%)
	East Chicago Elementary School Building Corporation, Lake County, IN First Mortgage Refg.
100,000	6.250%, 1/5/2016	101,526
	Indiana Bond Bank Special Program Rev. (Clark Memorial Hospital)
7,000,000	5.500%, 8/1/2029, Ser. D	7,810,180
	Indiana Finance Auth. Hospital Rev. (Deaconess Hospital)
1,500,000	6.750%, 3/1/2039, Ser. Aa	1,796,205
	Indiana Finance Auth. Private Activity (Ohio River Bridges East End Crossing)
1,000,000	5.000%, 1/1/2019, Ser. B, AMT	1,051,830
	Indiana Health and Educational Fac. Financing Auth. Health System Rev. Refg. (Sisters of St. Francis Health Services, Inc.) (AGM Insured)
450,000	5.250%, 5/15/2041, Ser. Ec	477,616
	Indiana Municipal Power Agency Power Supply System Rev.
1,750,000	5.250%, 1/1/2034, Ser. A	1,997,783
4,155,000	5.000%, 1/1/2042, Ser. A	4,492,261
	Indiana Transportation Finance Auth. Highway Rev.
85,000	6.800%, 12/1/2016, Ser. A	89,122
	Indianapolis Local Public Improvement Bank Rev. (Waterworks)
5,000,000	5.750%, 1/1/2038, Ser. A	5,669,300
	Knox County, IN Economic Development Rev. Refg. (Good Samaritan Hospital Proj.)
2,850,000	5.000%, 4/1/2037, Ser. A	2,967,762
6,965,000	5.000%, 4/1/2042, Ser. A	7,232,317
	Purdue University, IN Rev. Refg.
1,500,000	5.000%, 7/1/2028, Ser. A	1,774,200

	Total	35,460,102

Iowa (0.6%)
	Cedar Falls Community School District, Black Hawk County School Infrastructure Sales, Services and Use Tax Rev.
3,165,000	5.400%, 6/1/2029	3,545,496
	Des Moines, IA Airport Auth. Rev. Refg.
1,205,000	5.000%, 6/1/2024, AMT	1,324,717
	Waterloo, IA Community School District Tax Rev. Refg. (School Infrastructure Sales, Services, and Use)
3,560,000	5.000%, 7/1/2029, Ser. A	3,932,091

	Total	8,802,304

Kansas (0.2%)
	Kansas Development Finance Auth. Rev.
3,575,000	5.000%, 5/15/2030, Ser. S	3,794,791

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
171

MUNICIPAL BOND FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (99.0%)	Value

Kansas (0.2%) - continued
	Sedgwick and Shawnee Counties, KS Single Family Mortgage Rev. (GNMA Collateralized)
$40,000	6.700%, 6/1/2029, Ser. A-2[c]	$40,429

	Total	3,835,220

Kentucky (1.6%)
	Kentucky Economic Development Finance Auth. Hospital Rev. (Owensboro Medical Health System, Inc.)
5,880,000	6.375%, 6/1/2040, Ser. A	6,701,083
	Kentucky Public Transportation Infrastructure Auth. Subordinate Toll Rev. (Downtown Crossing)
5,000,000	5.000%, 7/1/2017, Ser. A	5,381,700
	Kentucky State Turnpike Auth. Economic Development Road Rev.
5,000,000	5.000%, 7/1/2028, Ser. A	5,758,500
	Paducah, KY Electric Plant Board Rev. (AGM Insured)
2,500,000	5.250%, 10/1/2035, Ser. Ac	2,746,050
	Pikeville, KY Hospital Rev. (Pikeville Medical Center, Inc.)
3,540,000	6.500%, 3/1/2041	4,134,826

	Total	24,722,159

Louisiana (2.6%)
	City of Alexandria, LA Utilities Rev.
5,000,000	5.000%, 5/1/2043, Ser. A	5,430,700
	Lafayette Public Power Auth. Electric Rev.
375,000	5.000%, 11/1/2022	444,116
1,520,000	5.000%, 11/1/2031	1,696,746
	Louisiana State Gas and Fuels Tax Rev.
5,000,000	5.000%, 5/1/2033, Ser. B	5,693,450
7,000,000	5.000%, 5/1/2045, Ser. B	7,872,550
	Louisiana State Public Fac. Auth. Rev. (University of New Orleans Research & Technology Foundation, Inc. Student Housing) (AGM Insured)
1,355,000	5.000%, 9/1/2030[c]	1,525,418
800,000	5.000%, 9/1/2031[c]	897,288
	Louisiana State Public Fac. Auth. Rev. (University of New Orleans Research & Technology Foundation, Inc. Student Housing) (NATL-RE Insured)
4,745,000	5.250%, 3/1/2031[a,c]	4,994,350
	Louisiana Utilities Rev. (Parish of St. Tammany)
2,000,000	5.500%, 8/1/2035, Ser. B	2,322,440
	New Orleans, LA Aviation Board Rev.
2,500,000	5.000%, 1/1/2040, Ser. B, AMT	2,710,825
	Port of New Orleans Board of Commissioners Port Fac. Refg. Rev.
1,365,000	5.000%, 4/1/2030, Ser. B, AMT	1,480,547
1,500,000	5.000%, 4/1/2031, Ser. B, AMT	1,620,735
525,000	5.000%, 4/1/2033, Ser. B, AMT	565,089

Principal Amount	Long-Term Fixed Income (99.0%)	Value

Louisiana (2.6%) - continued
	Tobacco Settlement Financing Corporation Rev.
$3,620,000	5.000%, 5/15/2024, Ser. A	$3,627,566

	Total	40,881,820

Maryland (0.1%)
	Maryland Health & Higher Educational Fac. Auth. Rev. (Loyola University)
1,000,000	5.000%, 10/1/2045	1,115,880

	Total	1,115,880

Massachusetts (3.9%)
	Massachusetts Bay Transportation Auth. Sales Tax Rev. (NATL-RE Insured)
5,000,000	5.500%, 7/1/2025, Ser. Bc	6,403,850
	Massachusetts Development Finance Agency Rev. (Northeastern University)
750,000	5.000%, 10/1/2031	836,325
	Massachusetts Development Finance Agency Rev. (Wellesley College)
3,000,000	5.000%, 7/1/2042, Ser. J	3,396,210
	Massachusetts Health and Educational Fac. Auth. Rev. (Massachusetts Institute of Technology)
15,295,000	5.250%, 7/1/2033, Ser. L	20,087,535
	Massachusetts Health and Educational Fac. Auth. Rev. (Tufts University)
5,400,000	5.500%, 2/15/2028, Ser. M	6,836,940
	Massachusetts Port Auth. Rev.
8,300,000	5.000%, 7/1/2042, Ser. A, AMT	9,048,079
	Massachusetts School Building Auth. Sales Tax Refg.
6,900,000	5.000%, 8/15/2029, Ser. B	8,082,039
	Massachusetts Water Pollution Abatement Trust Pool Program Refg.
5,000,000	5.000%, 8/1/2024	6,122,600

	Total	60,813,578

Michigan (1.9%)
	East Lansing Building Auth., Ingham and Clinton Counties, MI Building Auth. Rev. (G.O. Limited Tax)
2,000,000	5.700%, 4/1/2020	2,208,440
	Flint Hospital Building Auth. Rev. Refg. (Hurley Medical Center)
3,000,000	5.000%, 7/1/2019, Ser. B	3,216,060
	Grand Valley MI State University Rev.
1,850,000	5.000%, 12/1/2031, Ser. A	2,093,923
	Grand Valley State University General Rev.
650,000	5.000%, 12/1/2029, Ser. B	745,427
1,045,000	5.750%, 12/1/2034[a]	1,118,599
	Kalamazoo Hospital Finance Auth. Hospital Rev. (Bronson Methodist Hospital) (AGM Insured)
4,000,000	5.250%, 5/15/2036[c]	4,295,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
172

MUNICIPAL BOND FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (99.0%)	Value

Michigan (1.9%) - continued
	Kalamazoo Hospital Finance Auth. Hospital Rev. Refg. (Bronson Methodist Hospital) (AGM Insured)
$3,250,000	5.000%, 5/15/2026, Ser. Ac	$3,529,695
	Kent County, MI G.O.
2,775,000	5.000%, 1/1/2024, AMT	3,155,924
	Michigan State Trunk Line Fund Refg. (AGM Insured)
5,000,000	5.000%, 11/1/2022[c]	5,059,150
	Rochester Community School District, Oakland and Macomb Counties, MI School Building and Site G.O. (NATL-RE Q-SBLF Insured)
4,560,000	5.000%, 5/1/2019[c]	5,144,546

	Total	30,566,764

Minnesota (2.8%)
	Baytown Township, MN Lease Rev. (St.Croix Preparatory Academy)
1,000,000	7.000%, 8/1/2038, Ser. A	1,038,710
	Goodhue County, MN Education District No. 6051 C.O.P.
250,000	5.000%, 2/1/2029	281,475
500,000	5.000%, 2/1/2034	553,570
750,000	5.000%, 2/1/2039	821,700
	Minnesota Agricultural and Economic Development Board Health Care System Rev. (Fairview Hospital and Healthcare Services) (NATL-RE Insured)
85,000	5.750%, 11/15/2026, Ser. Ac	85,186
	Minnesota Higher Education Fac. Auth. Rev. (College of St. Scholastica, Inc.)
1,575,000	5.250%, 12/1/2035, Ser. H	1,698,653
1,800,000	6.300%, 12/1/2040, Ser. 7J	1,994,040
	Minnesota State Municipal Power Agency Electric Rev.
200,000	5.000%, 10/1/2029	230,974
150,000	5.000%, 10/1/2030	172,326
200,000	5.000%, 10/1/2032	227,886
175,000	5.000%, 10/1/2033	199,250
	North Oaks, MN Senior Housing Rev. (Presbyterian Homes of North Oaks, Inc.)
2,000,000	6.125%, 10/1/2039	2,092,920
	Northern Municipal Power Agency, MN Electric System Rev. (AMBAC Insured)
2,000,000	5.000%, 1/1/2026, Ser. Ac	2,172,980
	Rochester, MN Health Care Fac. Rev. (Olmsted Medical Center)
1,000,000	5.875%, 7/1/2030	1,155,710
	Shakopee Independent School District No. 720 G.O. School Building Crossover Refg.
1,425,000	5.000%, 2/1/2018	1,569,723
	St Paul, MN Housing and Redevelopment Auth. Health Care Fac. Rev. (HealthPartners Obligated Group)
5,945,000	5.000%, 7/1/2032	6,686,579
	St. Cloud, MN Health Care Rev. (CentraCare Health System)
2,040,000	5.125%, 5/1/2030, Ser. A	2,243,776

Principal Amount	Long-Term Fixed Income (99.0%)	Value

Minnesota (2.8%) - continued
	St. Louis Park, MN Health Care Fac. Rev. Refg. (Park Nicollet Health Services)
$1,000,000	5.750%, 7/1/2030, Ser. Ca	$1,138,370
5,745,000	5.750%, 7/1/2039[a]	6,744,515
	St. Paul, MN Housing and Redevelopment Auth. Educational Fac. Rev. Refg. (Saint Paul Academy and Summit School)
4,000,000	5.000%, 10/1/2024	4,310,560
	St. Paul, MN Housing and Redevelopment Auth. Health Care Fac. Rev. (HealthPartners)
230,000	5.250%, 5/15/2019[a]	244,009
1,500,000	5.250%, 5/15/2036[a]	1,591,365
	University of Minnesota Rev. (State Supported Biomedical Science Research Fac. Funding)
1,655,000	5.000%, 8/1/2030, Ser. B	1,885,194
	Western Minnesota Municipal Power Agency Rev.
1,000,000	5.000%, 1/1/2033, Ser. A	1,139,780
1,000,000	5.000%, 1/1/2034, Ser. A	1,137,400
300,000	5.000%, 1/1/2035, Ser. A	340,509
1,000,000	5.000%, 1/1/2040, Ser. A	1,120,900
	Winona, MN Health Care Fac. Rev.
500,000	5.000%, 7/1/2034	529,065

	Total	43,407,125

Mississippi (0.3%)
	D’Iberville Tax Increment Refg. (Gulf Coast Promenade)
1,750,000	5.000%, 4/1/2033	1,874,688
	Mississippi Development Bank S.O. (Desoto County Highway Construction Proj.)
3,180,000	5.000%, 1/1/2030	3,611,335

	Total	5,486,023

Missouri (0.9%)
	Jackson County, MO Special Obligation Rev. (Harry S. Truman Sports Complex) (AMBAC Insured)
7,500,000	5.000%, 12/1/2027[a,c]	7,948,200
	Missouri State Environmental Improvement and Energy Resources Auth. Water Pollution Rev.
175,000	5.250%, 1/1/2018	175,745
	Missouri State Health and Educational Fac. Auth. Health Fac. Rev. (Lake Regional Health System)
810,000	5.000%, 2/15/2019	900,396
925,000	5.000%, 2/15/2022	1,034,465
1,680,000	5.000%, 2/15/2034	1,793,719
	St. Louis, MO Airport Rev. Refg. (Lambert-St. Louis International Airport)
900,000	5.000%, 7/1/2016, AMT	933,516
1,000,000	5.000%, 7/1/2032, AMT	1,055,540

	Total	13,841,581

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
173

MUNICIPAL BOND FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (99.0%)	Value

Montana (0.2%)
	Montana Fac. Finance Auth. Rev. (Providence Health & Services)
$2,830,000	5.000%, 10/1/2024	$2,976,424

	Total	2,976,424

Nebraska (1.5%)
	Douglas County, NE Hospital Auth. No. 3 Health Fac. Refg. Rev. (Nebraska Methodist Health System)
2,000,000	5.750%, 11/1/2048[a]	2,295,580
	Lincoln, NE Lincoln Electric System Rev. Refg.
2,500,000	5.000%, 9/1/2037	2,816,925
	Nebraska Public Power District Rev.
1,325,000	5.000%, 1/1/2033, Ser. A	1,474,513
	Omaha, NE Public Power District Rev.
8,150,000	5.000%, 2/1/2045, Ser. A	9,173,966
	Omaha, NE Sanitary Sewerage System Rev.
1,340,000	5.000%, 11/15/2034	1,542,903
	University of Nebraska Lincoln Student Fees and Fac. Rev.
1,000,000	5.000%, 7/1/2037	1,107,920
	University of Nebraska Lincoln Student Fees and Fac. Rev. Refg.
3,050,000	5.000%, 7/1/2038	3,396,144
	University of Nebraska Student Housing Rev.
1,680,000	5.000%, 5/15/2040, Ser. B	1,898,736

	Total	23,706,687

New Hampshire (0.2%)
	New Hampshire State Turnpike System Rev. Refg.
1,000,000	5.000%, 2/1/2017, Ser. B	1,065,930
2,000,000	5.000%, 10/1/2019	2,302,200

	Total	3,368,130

New Jersey (1.0%)
	Hudson County, NJ Refg. C.O.P. (NATL- RE Insured)
2,000,000	6.250%, 12/1/2015[c]	2,035,660
	New Jersey Educational Fac. Auth. Rev. Refg. (Kean University)
1,000,000	5.500%, 9/1/2036, Ser. A	1,131,660
	New Jersey G.O. (AMBAC Insured)
1,000,000	5.250%, 7/15/2018, Ser. Lc	1,102,930
	New Jersey Transportation Trust Fund Auth. Transportation System Rev.
1,500,000	5.000%, 6/15/2026, Ser. A	1,590,705
	New Jersey Transportation Trust Fund Auth. Transportation System Rev. (AGM Insured)
5,000,000	5.500%, 12/15/2016, Ser. Ac	5,280,350
	New Jersey Turnpike Auth. Turnpike Rev. (AMBAC-TCRS Insured)
260,000	6.500%, 1/1/2016, Ser. Ca,c	266,841
260,000	6.500%, 1/1/2016, Ser. Ca,c	266,841
485,000	6.500%, 1/1/2016, Ser. Cc	497,435
200,000	6.500%, 1/1/2016, Ser. Ca,c	205,262
	Ocean County, NJ Utilities Auth. Waste Water Rev. (NATL-RE Insured)
3,180,000	5.250%, 1/1/2025[c]	3,951,881

	Total	16,329,565

Principal Amount	Long-Term Fixed Income (99.0%)	Value

New Mexico (0.2%)
	Jicarilla, NM Apache Nation Rev.
$3,500,000	5.500%, 9/1/2023, Ser. A*	$3,505,495

	Total	3,505,495

New York (6.7%)
	City of New York G.O.
40,000	5.250%, 8/1/2017, Ser. B	40,170
1,920,000	5.000%, 8/1/2032, Ser. A	2,193,254
	Metropolitan Transportation Auth. State Service Contract Refg.
5,000,000	5.500%, 7/1/2017, Ser. A	5,455,100
	New York City Municipal Water Finance Auth. Water and Sewer System Rev.
11,155,000	5.750%, 6/15/2040, Ser. A	12,503,082
3,250,000	5.375%, 6/15/2043, Ser. EE	3,799,965
	New York City Transitional Finance Auth. Future Tax Secured Rev.
12,505,000	5.000%, 11/1/2021	14,866,569
15,000,000	5.000%, 11/1/2033, Ser. D-1	17,309,850
	New York City Trust for Cultural Resources Refg. Rev. (The Museum of Modern Art)
2,030,000	5.000%, 4/1/2017, Ser. A	2,175,957
	New York State Dormitory Auth. State Personal Income Tax Rev.
15,000	5.000%, 2/15/2029, Ser. Aa	17,071
5,110,000	5.000%, 2/15/2029, Ser. A	5,690,036
5,000,000	5.000%, 3/15/2039, Ser. C	5,601,300
	New York State Dormitory Auth. State University Educational Fac. Rev.
5,000,000	5.875%, 5/15/2017, Ser. A	5,306,200
	New York State Liberty Development Corporation Liberty Rev.
10,000,000	5.250%, 12/15/2043	11,483,300
	New York State Local Government Assistance Corporation Refg. (NATL-RE-IBC Insured)
1,015,000	5.250%, 4/1/2016, Ser. Ec	1,049,064
	New York State Urban Development Corporation State Personal Income Tax Rev. (State Fac. and Equipment)
3,870,000	5.000%, 3/15/2036, Ser. B-1	4,293,107
	Port Auth. of New York & New Jersey Rev.
1,125,000	5.000%, 12/1/2024, AMT	1,307,621
2,500,000	5.000%, 9/1/2035	2,871,325
2,500,000	5.000%, 9/1/2036	2,862,825
5,000,000	5.000%, 9/1/2039	5,679,100
	Triborough Bridge & Tunnel Auth. Rev. (MTA Bridges and Tunnels)
1,000,000	5.250%, 11/15/2045, Ser. A	1,154,700

	Total	105,659,596

North Carolina (2.1%)
	North Carolina Capital Fac. Finance Agency Rev. Refg. (Johnson and Wales University)
1,000,000	5.000%, 4/1/2032	1,119,310
1,000,000	5.000%, 4/1/2033	1,117,870
	North Carolina Eastern Municipal Power Agency Power System Rev.
7,190,000	5.250%, 1/1/2020, Ser. Aa	7,945,094
2,580,000	5.000%, 1/1/2021, Ser. Aa	3,039,240

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
174

MUNICIPAL BOND FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (99.0%)	Value

North Carolina (2.1%) - continued
$2,000,000	5.000%, 1/1/2026, Ser. Ba	$2,262,280
1,475,000	6.000%, 1/1/2026, Ser. Aa	1,848,809
	North Carolina Eastern Municipal Power Agency Power System Rev. Refg.
2,500,000	5.000%, 1/1/2017, Ser. Da	2,656,025
	North Carolina Municipal Power Agency No. 1 Catawba Electric Rev.
1,250,000	5.000%, 1/1/2030, Ser. A	1,380,200
	North Carolina Municipal Power Agency No. 1 Catawba Electric Rev. Refg.
925,000	5.000%, 1/1/2025, Ser. A	1,030,783
2,275,000	5.000%, 1/1/2025, Ser. Aa	2,576,619
	Raleigh Durham, NC Airport Auth. Rev.
4,895,000	5.000%, 5/1/2036, Ser. A	5,505,162
	University of North Carolina at Wilmington, Rev. (Student Housing)
1,745,000	5.000%, 6/1/2022	2,032,838

	Total	32,514,230

North Dakota (0.4%)
	North Dakota Public Finance Auth. Rev. (State Revolving Fund)
1,495,000	5.000%, 10/1/2031, Ser. A	1,706,393
	Ward County, ND Health Care Fac. Refg. Rev. (Trinity)
2,045,000	6.250%, 7/1/2021, Ser. B	2,053,344
	Ward County, ND Health Care Fac. Rev. (Trinity)
2,895,000	5.125%, 7/1/2025	2,934,256

	Total	6,693,993

Ohio (5.0%)
	AMP Fremont Energy Center Rev.
3,000,000	5.000%, 2/15/2037, Ser. B	3,295,860
	Buckeye Tobacco Settlement Financing Auth. Rev.
16,920,000	5.125%, 6/1/2024, Ser. A-2	14,033,956
	City of Toledo, OH Water System Rev. Improvements and Refg.
2,500,000	5.000%, 11/15/2038	2,789,700
	County of Fairfield, OH Hospital Rev. Refg. and Improvement (Fairfield Medical Center)
3,470,000	5.250%, 6/15/2043	3,748,121
	Cuyahoga County, OH G.O. Capital Improvement and Refg.
2,540,000	5.000%, 12/1/2021, Ser. A	2,953,131
	Cuyahoga County, OH Sales Tax Rev.
1,000,000	5.000%, 12/1/2035	1,153,800
	Kent State University General Receipts Rev.
350,000	5.000%, 5/1/2017, Ser. A	375,665
1,500,000	5.000%, 5/1/2037, Ser. A	1,647,390
	Lucas County, OH Health Care System Refg. Rev. (Sunset Retirement Communities)
1,250,000	5.125%, 8/15/2025	1,359,437
1,750,000	5.500%, 8/15/2030	1,888,583
	Miami University OH Rev.
1,600,000	5.000%, 9/1/2036	1,809,200

Principal Amount	Long-Term Fixed Income (99.0%)	Value

Ohio (5.0%) - continued
	Ohio Higher Educational Fac. Commission Rev. (Case Western Reserve University)
$2,000,000	6.500%, 10/1/2020, Ser. B	$2,235,360
	Ohio Higher Educational Fac. Commission Rev. (Dayton University)
2,565,000	5.000%, 12/1/2035, Ser. A	2,869,055
	Ohio Higher Educational Fac. Commission Rev. (Kenyon College)
4,740,000	5.250%, 7/1/2044	5,352,361
	Ohio Hospital Rev. (Cleveland Clinic Health System Obligated Group)
5,000,000	5.000%, 1/1/2034	5,567,300
	Ohio State Higher Education Fac. Commission Rev. (Case Western Reserve University)
2,745,000	5.000%, 12/1/2028	3,185,078
	Ohio State Turnpike Commission Rev.
8,000,000	Zero Coupon, 2/15/2034[d]	6,712,560
	Ohio State Turnpike Commission Rev. Refg. (NATL-RE Insured)
2,000,000	5.500%, 2/15/2024, Ser. Ac	2,490,100
10,000,000	5.500%, 2/15/2026, Ser. Ac	12,617,500
	Port of Greater Cincinnati Development Auth. Economic Development Rev. (Sisters of Mercy of the Americas, Regional Community of Cincinnati)
1,750,000	5.000%, 10/1/2025	1,812,510

	Total	77,896,667

Oklahoma (0.9%)
	Grand River, OK Dam Authority Rev.
7,815,000	5.000%, 6/1/2039, Ser. A	8,774,526
	Oklahoma Agricultural and Mechanical Colleges General Rev.
3,000,000	5.000%, 8/1/2038, Ser. C	3,307,230
	Oklahoma Municipal Power Auth. Power Supply System Rev.
1,620,000	6.000%, 1/1/2038, Ser. Aa	1,819,956
	Oklahoma State Turnpike Auth.
500,000	5.000%, 1/1/2028, Ser. A	569,740

	Total	14,471,452

Oregon (0.3%)
	Clackamas County, OR Hospital Fac. Auth. Rev. (Legacy Health Systems)
300,000	5.500%, 7/15/2035, Ser. A	332,142
	Port of Portland, OR Rev. Refg. (Portland International Airport)
1,025,000	5.000%, 7/1/2035, Ser. 23	1,170,396
	Salem-Keizer School District No. 24J, Marion and Polk Counties, OR G.O.
5,000,000	Zero Coupon, 6/15/2028, Ser. B	3,227,350

	Total	4,729,888

Pennsylvania (3.8%)
	Allegheny County Hospital Development Auth. Rev. (University of Pittsburgh Medical Center)
3,000,000	5.000%, 6/15/2018, Ser. B	3,333,360
2,100,000	5.625%, 8/15/2039	2,348,892

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
175

MUNICIPAL BOND FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (99.0%)	Value

Pennsylvania (3.8%) - continued
	Beaver County Industrial Development Auth. Pollution Control Rev. Refg. (FirstEnergy Generation)
$3,000,000	2.700%, 4/1/2035, Ser. Ab	$2,987,310
5,000,000	2.500%, 12/1/2041, Ser. Bb	5,024,050
	Cornwall-Lebanon School District, Lebanon County, PA G.O. Notes (AGM Insured)
2,000,000	Zero Coupon, 3/15/2016[c]	1,995,060
1,520,000	Zero Coupon, 3/15/2017[c]	1,495,163
	Cumberland County, PA Municipal Auth. Rev. (Diakon Lutheran Social Ministries)
2,750,000	5.000%, 1/1/2027[a]	2,913,158
1,860,000	6.125%, 1/1/2029[a]	2,170,508
205,000	6.125%, 1/1/2029	233,883
2,455,000	5.000%, 1/1/2036[a]	2,600,655
	Lycoming County, PA Auth. Health System Rev. (Susquehanna Health System)
7,075,000	5.750%, 7/1/2039, Ser. A	7,623,171
	Pennsylvania Economic Development Financing Auth. Unemployment Compensation Rev.
3,000,000	5.000%, 7/1/2020, Ser. B	3,413,280
	Pennsylvania Turnpike Commission Turnpike Rev. (AGM Insured)
9,860,000	Zero Coupon, 6/1/2033, Ser. Cc,d	11,705,299
10,070,000	6.250%, 6/1/2038, Ser. Cc	11,306,898

	Total	59,150,687

South Carolina (2.2%)
	Charleston County, SC Airport System Rev.
6,215,000	5.500%, 7/1/2031, Ser. A, AMT	7,072,421
	County of Charleston, SC G.O. Transportation Sales Tax Refg.
10,005,000	5.000%, 11/1/2021	12,000,297
	Greenwood County, SC Hospital Fac. Refg. Rev. (Self Regional Healthcare)
1,120,000	5.000%, 10/1/2024, Ser. B	1,271,771
2,890,000	5.000%, 10/1/2031, Ser. B	3,163,625
	Greenwood County, SC Hospital Fac. Rev. (Self Regional Healthcare)
2,250,000	5.375%, 10/1/2039	2,470,703
	Piedmont, SC Municipal Power Agency Electric Rev. (NATL-RE Insured)
4,000,000	6.250%, 1/1/2021[c]	4,884,040
	South Carolina State Public Service Auth.
305,000	5.500%, 1/1/2038, Ser. Aa	350,652
3,550,000	5.500%, 1/1/2038, Ser. A	3,978,308

	Total	35,191,817

South Dakota (0.3%)
	South Dakota Board Of Regents Housing & Auxiliary Fac. System Rev.
1,000,000	5.000%, 4/1/2033, Ser. B	1,138,570

Principal Amount	Long-Term Fixed Income (99.0%)	Value

South Dakota (0.3%) - continued
	South Dakota Health and Educational Fac. Auth. Rev. (Regional Health)
$1,000,000	5.000%, 9/1/2023	$1,117,100
820,000	5.000%, 9/1/2025	905,854
	South Dakota Health and Educational Fac. Auth. Rev. (Sanford Health)
1,250,000	5.500%, 11/1/2040	1,385,875

	Total	4,547,399

Tennessee (0.6%)
	Jackson-Madison County General Hospital, Inc.
555,000	5.625%, 4/1/2038	601,398
1,505,000	5.625%, 4/1/2038[a]	1,691,093
2,520,000	5.750%, 4/1/2041[a]	2,839,889
930,000	5.750%, 4/1/2041	1,009,729
	Tennessee State School Bond Auth. Rev. (2nd Program)
500,000	5.000%, 11/1/2031	581,545
450,000	5.000%, 11/1/2032	521,419
1,275,000	5.000%, 11/1/2034	1,469,565
250,000	5.000%, 11/1/2036	286,635

	Total	9,001,273

Texas (11.6%)
	Alliance Airport Auth., Inc. Special Fac. Rev. Refg. (Federal Express Corporation)
10,425,000	4.850%, 4/1/2021, AMT	10,603,997
	Amarillo Health Fac. Corporation Hospital Rev. (Baptist St. Anthony’s Hospital Corporation) (AGM Insured)
2,000,000	5.500%, 1/1/2017[a,c]	2,138,020
	Clifton, TX Higher Education Finance Corporation Education Rev. (IDEA Public Schools)
1,000,000	5.000%, 8/15/2042	1,053,340
2,000,000	6.000%, 8/15/2043	2,367,680
	Clifton, TX Higher Education Finance Corporation Education Rev. (IDEA Public Schools) (PSF-GTD Insured)
2,605,000	5.000%, 8/15/2039[c]	2,914,083
	Clifton, TX Higher Education Finance Corporation Education Rev. (Uplift Education)
4,000,000	6.250%, 12/1/2045, Ser. A	4,589,400
	Dallas and Fort Worth, TX International Airport Rev. Refg.
4,000,000	5.250%, 11/1/2033, Ser. F	4,599,640
	Dallas Independent School District, Dallas County, TX Unlimited Tax School Building G.O. (PSF-GTD Insured)
10,000,000	6.375%, 2/15/2034[a,c]	11,390,200
	Gulf Coast Waste Disposal Auth., TX Pollution Control Rev. Refg. (Exxon)
6,900,000	0.010%, 10/1/2024[b]	6,900,000
	Harris County Health Fac. Development Corporation Hospital Rev. Refg. (Memorial Hermann Healthcare System)
2,015,000	7.250%, 12/1/2035, Ser. Ba	2,421,043

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
176

MUNICIPAL BOND FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (99.0%)	Value

Texas (11.6%) - continued
	Harris County Industrial Development Corporation Pollution Control Rev. (Exxon)
$3,300,000	0.010%, 3/1/2024[b]	$3,300,000
	Harris County, TX G.O. and Rev. Refg. (NATL-RE Insured)
7,000,000	Zero Coupon, 8/15/2024[c]	5,606,440
	Harris County, TX Toll Road Rev. Refg.
6,500,000	5.250%, 8/15/2047, Ser. B	7,121,660
	Houston, TX Water and Sewer System Rev. Refg. (AGM Insured)
10,000,000	5.750%, 12/1/2032, Ser. Aa,c	13,877,500
	Lewisville Independent School District, Denton County, TX G.O. Unlimited Tax School Building and Refg. (PSF-GTD Insured)
5,315,000	Zero Coupon, 8/15/2019[c]	4,994,186
	New Hope Cultural Education Facilities Corporation, TX Student Housing Rev. (Collegiate Housing College Station I LLC - Texas A&M University)
1,000,000	5.000%, 4/1/2029, Ser. A	1,061,290
	North East Independent School District, Bexar County, TX G.O. Unlimited Tax Refg. (PSF-GTD Insured)
5,000,000	5.250%, 2/1/2028[c]	6,354,650
2,000,000	5.250%, 2/1/2029[c]	2,532,220
	North Texas Education Finance Corporation Education Rev. (Uplift Education)
4,500,000	5.125%, 12/1/2042, Ser. A	4,769,460
	North Texas Tollway Auth. System Rev. (Special Proj.)
15,000,000	5.000%, 9/1/2030, Ser. D	17,294,700
	North Texas Tollway Auth. System Rev. Refg.
1,000,000	5.625%, 1/1/2033, Ser. A	1,089,300
5,000,000	5.000%, 1/1/2042, Ser. B	5,418,600
	North Texas Tollway Auth. System Rev. Refg. (AGM Insured)
5,000,000	Zero Coupon, 1/1/2028, Ser. Dc	3,039,200
	Northside Independent School District School Building G.O. (PSF-GTD Insured)
4,710,000	1.350%, 6/1/2033[b,c]	4,720,409
	Northwest Independent School District G.O. (Denton, Tarrant and Wise Counties, TX) (PSF-GTD Insured)
5,705,000	5.000%, 2/15/2038[c]	6,466,903
	Pharr, TX Higher Education Finance Auth. Education Rev. (Idea Public Schools)
2,500,000	6.250%, 8/15/2029, Ser. A	2,792,725
2,000,000	6.500%, 8/15/2039, Ser. A	2,255,440
	San Juan Higher Education Finance Auth. Education Rev. (IDEA Public Schools)
2,000,000	6.700%, 8/15/2040, Ser. A	2,331,440
	San Leanna Education Fac. Corporation Higher Education Rev. (Saint Edward’s University)
1,160,000	5.125%, 6/1/2024	1,208,094

Principal Amount	Long-Term Fixed Income (99.0%)	Value

Texas (11.6%) - continued
$1,000,000	5.125%, 6/1/2027	$1,035,340
	Socorro, TX Independent School District G.O. Refg. (PSF-GTD Insured)
2,000,000	5.000%, 8/15/2034[c]	2,279,700
	Southeast Texas Housing Finance Corporation Single Family Mortgage Rev. (NATL-RE Insured)
11,615,000	Zero Coupon, 9/1/2017[a,c]	11,405,814
	Southwest Higher Education Auth., Inc., Higher Education Rev. (Southern Methodist University)
1,700,000	5.000%, 10/1/2041	1,936,334
	State of Texas G.O. Refg.
7,500,000	5.000%, 10/1/2044, Ser. A	8,513,850
	Tarrant County Cultural Education Fac. Finance Corporation Hospital Rev. (Hendrick Medical Center)
2,600,000	5.000%, 9/1/2030	2,903,290
	Tarrant County Cultural Education Fac. Finance Corporation Hospital Rev. (Hendrick Medical Center) (AGM Insured)
1,250,000	5.250%, 9/1/2026, Ser. Bc	1,390,850
2,000,000	5.250%, 9/1/2027, Ser. Bc	2,221,240
1,000,000	5.250%, 9/1/2028, Ser. Bc	1,110,200
	Tarrant County Cultural Education Fac. Finance Corporation Refg. Rev. (Texas Health Resources System)
2,000,000	5.000%, 2/15/2023, Ser. A	2,121,500
	Texas College Student Loan G.O.
1,900,000	5.000%, 8/1/2017, AMT	2,064,274

	Total	182,194,012

Utah (1.0%)
	Riverton, UT Hospital Rev.
3,010,000	5.000%, 8/15/2041	3,276,806
	Utah Associated Municipal Power Systems Rev. Refg. (Central-St. George Transmission)
6,000,000	5.250%, 12/1/2027	6,723,240
	Utah County, UT Hospital Rev. (IHC Health Services, Inc.)
3,175,000	5.000%, 5/15/2043	3,497,580
1,610,000	5.000%, 5/15/2045, Ser. A	1,788,694
	Utah State Charter School Finance Auth. Charter School Rev. (North Davis Preparatory)
1,000,000	6.250%, 7/15/2030	1,085,250

	Total	16,371,570

Virginia (1.5%)
	Fairfax County, VA Industrial Development Auth. Health Care Rev. (Inova Health System)
1,000,000	5.000%, 5/15/2025, Ser. C	1,124,010
1,450,000	5.000%, 5/15/2044, Ser. A	1,608,630
	Fairfax County, VA Industrial Development Auth. Hospital Rev. Refg. (Inova Health System)
2,510,000	5.250%, 8/15/2019	2,744,735
	Virginia Commonwealth Transportation Board Rev.
10,000,000	5.000%, 5/15/2034	11,411,600

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
177

MUNICIPAL BOND FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (99.0%)	Value

Virginia (1.5%) - continued
	Virginia Port Auth. Port Fac. Rev.
$2,000,000	5.000%, 7/1/2040	$2,219,740
	Virginia Small Business Financing Auth. Rev. (Elizabeth River Crossings Opco, LLC)
4,500,000	6.000%, 1/1/2037, AMT	5,139,630

	Total	24,248,345

Washington (4.2%)
	Franklin County, WA Pasco School District No. 1 U.T.G.O. (NATL-RE Insured)
6,000,000	5.250%, 12/1/2022[a,c]	6,247,080
	FYI Properties Lease Rev. (State of Washington DIS)
2,555,000	5.500%, 6/1/2034	2,890,497
	Port of Seattle Special Fac. Rev. Refg. (Seatac Fuel Fac., LLC)
670,000	5.000%, 6/1/2019, AMT	755,378
1,000,000	5.000%, 6/1/2020, AMT	1,143,360
	Snohomish County, WA Edmonds School District No. 15 U.T.G.O.
1,000,000	5.000%, 12/1/2033	1,140,810
	State of Washington Various Purpose G.O.
5,390,000	5.000%, 8/1/2021, Ser. A	6,396,906
12,095,000	5.000%, 8/1/2030, Ser. A	13,924,853
	Washington Economic Development Finance Auth. Lease Rev. (Washington Biomedical Research Properties II) (NATL-RE Insured)
5,620,000	5.000%, 6/1/2030[a,c]	5,710,819
	Washington G.O. (AGM Insured)
5,000,000	5.000%, 7/1/2021, Ser. 2007Aa,c	5,213,550
	Washington Health Care Fac. Auth. Rev. (Kadlec Regional Medical Center)
2,625,000	5.250%, 12/1/2030[a]	3,129,525
	Washington Health Care Fac. Auth. Rev. (Providence Health & Services)
5,000,000	5.250%, 10/1/2032, Ser. A	5,566,950
	Washington Health Care Fac. Auth. Rev. (Seattle Cancer Care Alliance)
5,010,000	7.375%, 3/1/2038[a]	6,101,128
	Washington Higher Education Fac. Auth. Refg. Rev. (Gonzaga University)
5,325,000	5.000%, 4/1/2029, Ser. B	5,850,098
	Washington Higher Education Fac. Auth. Rev. Refg. (Whitworth University)
1,290,000	5.875%, 10/1/2034	1,403,056
1,000,000	5.625%, 10/1/2040	1,069,660

	Total	66,543,670

Wisconsin (1.2%)
	Kaukauna, WI Electric System Rev. (AGM Insured)
3,000,000	5.000%, 12/15/2035, Ser. Ac	3,329,160
	Monroe, WI Redevelopment Auth. Rev. (Monroe Clinic, Inc.)
3,520,000	5.875%, 2/15/2039	3,864,784

Principal Amount	Long-Term Fixed Income (99.0%)	Value

Wisconsin (1.2%) - continued
	Wisconsin Health & Educational Fac. Auth. Rev. (Marquette University)
$1,125,000	5.000%, 10/1/2033, Ser. B-1[a]	$1,306,035
	Wisconsin Health & Educational Fac. Auth. Rev. (Thedacare, Inc.)
5,335,000	5.500%, 12/15/2038, Ser. A	5,872,928
1,195,000	5.000%, 12/15/2039	1,303,195
2,500,000	5.000%, 12/15/2044	2,707,925

	Total	18,384,027

Wyoming (0.5%)
	Wyoming Municipal Power Agency Power Supply System Rev.
3,270,000	5.375%, 1/1/2042, Ser. A	3,545,988
	Wyoming State Farm Loan Board Capital Fac. Refg. Rev.
4,485,000	5.750%, 10/1/2020	4,864,566

	Total	8,410,554

	Total Long-Term Fixed Income (cost $1,440,747,255)	1,554,242,332

	Total Investments (cost $1,440,747,255) 99.0%	$1,554,242,332

	Other Assets and Liabilities, Net 1.0%	15,448,999

	Total Net Assets 100.0%	$1,569,691,331

a	Denotes securities that have been pre-refunded or escrowed to maturity. Under such an arrangement, money is deposited into an irrevocable escrow account and is used to purchase U.S. Treasury securities or government agency securities with maturing principal and interest earnings sufficient to pay all debt service requirements of the pre-refunded bonds.
b	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of July 31, 2015.
c	To reduce certain risks associated with securities issued by municipalities, which may include but are not limited to economic development in a specific industry or municipality, the principal and/or interest payments are guaranteed by the bond insurance company or government agency identified.
d	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of July 31, 2015.
*	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Municipal Bond Fund owned as of July 31, 2015.

Security	Acquisition Date	Cost

Jicarilla, NM Apache Nation Rev., 9/1/2023	10/23/2003	$3,529,648

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
178

MUNICIPAL BOND FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Definitions:

AGM	-	Assured Guaranty Municipal Corporation
AMBAC	-	American Municipal Bond Insurance Company
AMT	-	Subject to Alternative Minimum Tax
Auth.	-	Authority
CR	-	Custodian Receipts
C.O.P.	-	Certificate of Participation
Fac.	-	Facility/Facilities
FGIC	-	Federal Guaranty Insurance Company
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
G.O.	-	General Obligation
IBC	-	Insured Bond Certificate
NATL-RE	-	National Public Finance Guarantee Corporation
Proj.	-	Project
PSF-GTD	-	Permanent School Fund Guarantee Program
Q-SBLF	-	Qualified School Bond Loan Fund
Refg.	-	Refunding
Rev.	-	Revenue
Ser.	-	Series
U.T.G.O.	-	Unlimited Tax General Obligation
XLCA	-	XL Capital Assurance

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$117,048,590
Gross unrealized depreciation	(3,553,513)

Net unrealized appreciation (depreciation)	$113,495,077

Cost for federal income tax purposes	$1,440,747,255

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2015, in valuing Municipal Bond Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Long-Term Fixed Income
Education	210,096,984	–	210,096,984	–
Electric Revenue	50,983,074	–	50,983,074	–
Escrowed/Pre-refunded	216,062,133	–	216,062,133	–
General Obligation	200,032,983	–	200,032,983	–
Health Care	175,507,142	–	175,507,142	–
Housing Finance	9,881,218	–	9,881,218	–
Industrial Development Revenue	36,131,956	–	36,131,956	–
Other Revenue	264,503,430	–	264,503,430	–
Tax Revenue	52,189,354	–	52,189,354	–
Transportation	276,898,631	–	276,898,631	–
Water & Sewer	61,955,427	–	61,955,427	–

Total	$1,554,242,332	$–	$1,554,242,332	$–

There were no significant transfers between Levels during the period ended July 31, 2015. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
179

GOVERNMENT BOND FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (98.6%)	Value

Asset-Backed Securities (1.5%)
	Northstar Education Finance, Inc.
$657,014	0.891%, 12/26/2031[a,b]	$651,801
	U.S. Small Business Administration
983,839	3.191%, 3/10/2024	1,020,754

	Total	1,672,555

Collateralized Mortgage Obligations (0.4%)
	NCUA Guaranteed Notes
434,074	0.637%, 10/7/2020[b]	436,251

	Total	436,251

Commercial Mortgage-Backed Securities (0.3%)
	Federal Home Loan Mortgage Corporation Multi Family Structured Pass Thru Certificates
186,951	0.727%, 12/25/2016	187,133
	Federal National Mortgage Association
218,961	0.953%, 11/25/2015	218,921

	Total	406,054

Energy (0.4%)
	Petroleos Mexicanos
500,000	2.378%, 4/15/2025	503,571

	Total	503,571

Financials (6.6%)
	Bank Nederlandse Gemeenten NV
500,000	1.750%, 3/24/2020[a,c]	501,560
	Bank of England
1,000,000	0.875%, 3/17/2017[a,c]	1,002,049
	European Investment Bank
500,000	1.250%, 5/15/2018	501,950
1,000,000	2.125%, 10/15/2021	1,008,866
	Finnvera Oyj
600,000	2.375%, 6/4/2025[a]	588,042
	Nederlandse Waterschapsbank NV
500,000	1.875%, 4/14/2022[a]	490,066
	North American Development Bank
500,000	2.300%, 10/10/2018	510,582
	Private Export Funding Corporation
1,000,000	1.375%, 2/15/2017	1,009,398
1,000,000	2.050%, 11/15/2022	971,238
	SpareBank 1 Boligkreditt AS
500,000	1.250%, 5/2/2018[a]	497,452
	USAA Capital Corporation
350,000	2.125%, 6/3/2019[a]	351,768

	Total	7,432,971

Foreign Government (6.3%)
	Asian Development Bank
1,000,000	2.125%, 3/19/2025	978,583
	Canada Government International Bond
1,000,000	1.125%, 3/19/2018	1,003,569
	Export Development Canada
1,000,000	0.750%, 12/15/2017	995,488
	FMS Wertmanagement AoeR
500,000	1.750%, 3/17/2020	501,987
	Hashemite Kingdom of Jordan
500,000	2.503%, 10/30/2020	516,039
	Inter-American Development Bank
1,000,000	0.875%, 3/15/2018	996,753
500,000	3.000%, 10/4/2023	533,683
600,000	4.375%, 1/24/2044	716,247

Principal Amount	Long-Term Fixed Income (98.6%)	Value

Foreign Government (6.3%) - continued
	Kommunalbanken AS
$340,000	1.500%, 10/22/2019[a]	$338,782
	Sweden Government International Bond
500,000	1.625%, 3/24/2020[a]	500,346

	Total	7,081,477

Mortgage-Backed Securities (5.6%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
350,000	3.000%, 8/1/2030[d]	362,821
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
350,000	4.000%, 8/1/2045[d]	371,602
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
1,175,000	3.500%, 8/1/2030[d]	1,239,258
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
1,775,000	3.500%, 8/1/2045[d]	1,841,868
1,125,000	4.000%, 9/1/2045[d]	1,194,038
1,200,000	4.500%, 9/1/2045[d]	1,299,703

	Total	6,309,290

Technology (0.4%)
	Micron Semiconductor Asia Pte, Ltd.
420,000	1.258%, 1/15/2019	419,030

	Total	419,030

U.S. Government and Agencies (76.2%)
	Federal Agricultural Mortgage Corporation
1,000,000	2.000%, 7/27/2016	1,014,557
	Federal Farm Credit Bank
500,000	2.210%, 8/1/2024	494,684
	Federal Home Loan Mortgage Corporation
1,000,000	1.250%, 8/1/2019	991,240
1,000,000	1.250%, 10/2/2019	986,482
3,000,000	2.375%, 1/13/2022	3,060,996
	Federal National Mortgage Association
3,640,000	0.875%, 5/21/2018	3,623,911
4,310,000	1.750%, 11/26/2019	4,356,923
7,075,000	1.625%, 1/21/2020	7,095,779
6,000,000	2.625%, 9/6/2024	6,068,718
1,250,000	6.250%, 5/15/2029	1,720,345
	Tennessee Valley Authority
1,225,000	5.250%, 9/15/2039	1,525,037
	U.S. Treasury Bonds
850,000	6.500%, 11/15/2026	1,211,250
500,000	5.375%, 2/15/2031	687,383
	U.S. Treasury Bonds, TIPS
3,044,130	0.125%, 4/15/2019	3,055,783
346,879	2.375%, 1/15/2025	406,364
357,520	2.125%, 2/15/2040	444,023
1,578,375	0.750%, 2/15/2042	1,466,779
	U.S. Treasury Notes
3,675,000	0.625%, 10/15/2016	3,683,614
2,200,000	0.875%, 11/15/2017	2,205,329
3,500,000	1.500%, 10/31/2019	3,514,767

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
180

GOVERNMENT BOND FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (98.6%)	Value

U.S. Government and Agencies (76.2%) - continued
$5,250,000	1.875%, 6/30/2020	$5,330,388
8,500,000	2.000%, 7/31/2020	8,675,313
1,000,000	2.250%, 7/31/2021	1,025,469
1,500,000	2.125%, 9/30/2021	1,526,133
300,000	2.125%, 6/30/2022	303,703
4,830,000	1.625%, 8/15/2022	4,723,590
10,150,000	2.250%, 11/15/2024	10,199,958
1,750,000	3.625%, 2/15/2044	1,991,171
	U.S. Treasury Notes, TIPS
919,196	0.125%, 1/15/2022	906,557
3,857,650	0.125%, 1/15/2023	3,773,865

	Total	86,070,111

Utilities (0.9%)
	John Sevier Combined Cycle Generation, LLC
952,776	4.626%, 1/15/2042	1,045,698

	Total	1,045,698

	Total Long-Term Fixed Income (cost $109,728,937)	111,377,008

Contracts	Options Purchased (<0.1%)	Value

	Put on 30-Yr. U.S. Treasury Bond Futures
12	$154.00, expires 8/22/2015	10,500

	Total Options Purchased (cost $17,849)	10,500

Shares	Collateral Held for Securities Loaned (0.9%)	Value

1,025,440	Thrivent Cash Management Trust	1,025,440

	Total Collateral Held for Securities Loaned (cost $1,025,440)	1,025,440

Shares or Principal Amount	Short-Term Investments (6.7%)[e]	Value

	Federal Home Loan Bank Discount Notes
100,000	0.085%, 10/2/2015f	99,985
	Thrivent Cash Management Trust
7,426,756	0.070%	7,426,756

	Total Short-Term Investments (at amortized cost)	7,526,741

	Total Investments (cost $118,298,967) 106.2%	$119,939,689

	Other Assets and Liabilities, Net (6.2%)	(6,963,699)

	Total Net Assets 100.0%	$112,975,990

a	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2015, the value of these investments was $4,921,866 or 4.4% of total net assets.
b	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of July 31, 2015.
c	All or a portion of the security is on loan.
d	Denotes investments purchased on a when-issued or delayed delivery basis.
e	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
f	At July 31, 2015, $99,985 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$2,240,171
Gross unrealized depreciation	(599,449)

Net unrealized appreciation (depreciation)	$1,640,722

Cost for federal income tax purposes	$118,298,967

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
181

GOVERNMENT BOND FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2015, in valuing Government Bond Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Asset-Backed Securities	1,672,555	–	1,672,555	–
Collateralized Mortgage Obligations	436,251	–	436,251	–
Commercial Mortgage-Backed Securities	406,054	–	406,054	–
Energy	503,571	–	503,571	–
Financials	7,432,971	–	7,432,971	–
Foreign Government	7,081,477	–	7,081,477	–
Mortgage-Backed Securities	6,309,290	–	6,309,290	–
Technology	419,030	–	419,030	–
U.S. Government and Agencies	86,070,111	–	86,070,111	–
Utilities	1,045,698	–	1,045,698	–
Options Purchased	10,500	10,500	–	–
Collateral Held for Securities Loaned	1,025,440	1,025,440	–	–
Short-Term Investments	7,526,741	7,426,756	99,985	–
Total	$119,939,689	$8,462,696	$111,476,993	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	1,712	1,712	–	–
Call Options Written	2,775	2,775	–	–

Total Asset Derivatives	$4,487	$4,487	$–	$–

Liability Derivatives
Futures Contracts	6,674	6,674	–	–

Total Liability Derivatives	$6,674	$6,674	$–	$–

There were no significant transfers between Levels during the period ended July 31, 2015. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
5-Yr. U.S. Treasury Bond Futures	(10)	September 2015	($1,194,970)	($1,198,438)	($3,468)
10-Yr. U.S. Treasury Bond Futures	(15)	September 2015	(1,913,275)	(1,911,563)	1,712
Ultra Long Term U.S. Treasury Bond Futures	(6)	September 2015	(953,982)	(957,188)	(3,206)
Total Futures Contracts					($4,962)

Call Options Written	Number of Contracts	Exercise Price	Expiration Date	Value	Unrealized Gain/(Loss)
Put on 30-Yr. U.S. Treasury Bond Futures	12	$151.00	August 2015	($3,188)	$2,775
Total Call Options Written				($3,188)	$2,775

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Government Bond Fund, is as follows:

Fund	Value October 31, 2014	Gross Purchases	Gross Sales	Shares Held at July 31, 2015	Value July 31, 2015	Income Earned November 1, 2014 - July 31, 2015
Cash Management Trust-Collateral Investment	$–	$34,526,996	$33,501,556	1,025,440	$1,025,440	$2,188
Cash Management Trust-Short Term Investment	7,267,598	37,180,273	37,021,115	7,426,756	7,426,756	4,205
Total Value and Income Earned	7,267,598				8,452,196	6,393

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
182

LIMITED MATURITY BOND FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Principal Amount	Bank Loans (2.9%)[a]	Value

Basic Materials (0.1%)
	Fortescue Metals Group, Ltd., Term Loan
$862,422	3.750%, 6/30/2019	$705,030

	Total	705,030

Capital Goods (0.3%)
	ADS Waste Holdings, Inc., Term Loan
897,125	3.750%, 10/9/2019	892,864
	Berry Plastics Group, Inc., Term Loan
694,025	3.500%, 2/8/2020	692,075
	Silver II Borrower, Term Loan
515,185	4.000%, 12/13/2019	492,429

	Total	2,077,368

Communications Services (0.7%)
	Clear Channel Communications, Inc., Term Loan
170,532	7.690%, 7/30/2019	158,077
	Grande Communications Networks, LLC, Term Loan
695,812	4.500%, 5/29/2020	693,202
	iHeartCommunications, Inc., Term Loan
755,234	6.940%, 1/30/2019	693,025
	Integra Telecom Holdings, Inc., Term Loan
890,061	5.250%, 8/14/2020	893,398
	LTS Buyer, LLC, Term Loan
548,800	4.000%, 4/13/2020	545,716
	NEP/NCP Holdco, Inc., Term Loan
694,131	4.250%, 1/22/2020	690,230
	NTelos, Inc., Term Loan
548,715	5.750%, 11/9/2019	491,100
	TNS, Inc., Term Loan
757,799	5.000%, 2/14/2020	757,565
	Univision Communications, Inc., Term Loan
889,864	4.000%, 3/1/2020	888,938

	Total	5,811,251

Consumer Cyclical (0.8%)
	Burlington Coat Factory Warehouse Corporation, Term Loan
498,283	4.250%, 8/13/2021	499,219
	Ceridian HCM Holding, Inc., Term Loan
542,138	4.500%, 9/15/2020	539,020
	Chrysler Group, LLC, Term Loan
693,740	3.500%, 5/24/2017	693,262
	J.C. Penney Corporation, Inc., Term Loan
916,300	6.000%, 5/22/2018	915,155
	MGM Resorts International, Term Loan
771,622	3.500%, 12/20/2019	768,149
	Mohegan Tribal Gaming Authority, Term Loan
1,120,000	0.000%, 6/15/2018[b,c]	1,114,400
	ROC Finance, LLC, Term Loan
697,575	5.000%, 6/20/2019	680,136
	Scientific Games International, Inc., Term Loan
920,975	6.000%, 10/18/2020	924,429

Principal Amount	Bank Loans (2.9%)[a]	Value

Consumer Cyclical (0.8%) - continued
	Seminole Hard Rock Entertainment, Inc., Term Loan
$347,900	3.500%, 5/14/2020	$347,611

	Total	6,481,381

Consumer Non-Cyclical (0.4%)
	Albertsons, Inc., Term Loan
466,967	5.375%, 3/21/2019	468,457
	JBS USA, LLC, Term Loan
492,252	3.750%, 5/25/2018	491,636
	Roundy’s Supermarkets, Inc., Term Loan
419,800	5.750%, 3/3/2021	390,414
	Supervalu, Inc., Term Loan
1,380,541	4.500%, 3/21/2019	1,385,028
	Visant Corporation, Term Loan
386,262	7.000%, 9/23/2021	373,589

	Total	3,109,124

Energy (0.1%)
	Arch Coal, Inc., Term Loan
548,710	6.250%, 5/16/2018	310,784
	Offshore Group Investment, Ltd., Term Loan
347,012	5.750%, 3/28/2019	174,266
	Pacific Drilling SA, Term Loan
891,800	4.500%, 6/3/2018	711,210

	Total	1,196,260

Financials (0.1%)
	Harland Clarke Holdings Corporation, Term Loan
444,998	7.000%, 5/22/2018	446,529
	WaveDivision Holdings, LLC, Term Loan
692,250	4.000%, 10/15/2019	691,385

	Total	1,137,914

Technology (0.2%)
	BMC Software, Inc., Term Loan
1,069,063	5.000%, 9/10/2020	974,985
	First Data Corporation, Term Loan
935,000	3.687%, 3/23/2018	932,083

	Total	1,907,068

Transportation (0.1%)
	American Airlines, Inc., Term Loan
1,031,625	3.250%, 6/27/2020	1,025,394

	Total	1,025,394

Utilities (0.1%)
	Calpine Corporation, Term Loan
157,600	4.000%, 10/31/2020	157,876
	Intergen NV, Term Loan
891,800	5.500%, 6/15/2020	852,784

	Total	1,010,660

	Total Bank Loans (cost $25,493,632)	24,461,450

Principal Amount	Long-Term Fixed Income (93.5%)	Value

Asset-Backed Securities (12.6%)
	American Homes 4 Rent
2,647,783	1.250%, 6/17/2031[d,e]	2,625,783

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
183

LIMITED MATURITY BOND FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (93.5%)	Value

Asset-Backed Securities (12.6%) - continued
	BA Credit Card Trust
$3,850,000	0.567%, 6/15/2021[e]	$3,850,162
	Bayview Opportunity Master Fund Trust
2,207,082	3.228%, 7/28/2034*,f	2,210,887
	Betony CLO, Ltd.
2,750,000	1.799%, 4/15/2027*,e	2,749,188
	Capital One Multi-Asset Execution Trust
2,250,000	1.260%, 1/15/2020	2,256,205
	Chase Issuance Trust
2,975,000	1.590%, 2/18/2020	2,989,179
2,225,000	1.620%, 7/15/2020	2,226,911
	Chesapeake Funding, LLC
649,338	0.638%, 5/7/2024[d,e]	649,452
1,242,223	0.638%, 1/7/2025[d,e]	1,242,760
	Citibank Credit Card Issuance Trust
4,275,000	1.020%, 2/22/2019	4,275,205
	Commonbond Student Loan Trust
1,304,961	3.200%, 6/25/2032*	1,308,090
	Credit Based Asset Servicing and Securitization, LLC
720,686	3.606%, 12/25/2036[f]	490,994
	Edlinc Student Loan Funding Trust
1,713,926	3.170%, 10/1/2025*,e	1,735,350
	First Franklin Mortgage Loan Asset- Backed Certificates
86,028	5.500%, 3/25/2036*,g	1
	Ford Credit Auto Owner Trust
2,875,000	2.260%, 11/15/2025[d]	2,903,195
	FRS, LLC
2,359,766	1.800%, 4/15/2043*	2,338,781
	GMAC Mortgage Corporation Loan Trust
371,686	0.367%, 8/25/2035[e,h]	341,749
470,348	5.750%, 10/25/2036[h]	459,170
866,222	0.367%, 12/25/2036[e,h]	759,425
	Golden Credit Card Trust
4,800,000	0.437%, 2/15/2018[d,e]	4,798,454
1,500,000	0.617%, 9/15/2018[d,e]	1,500,735
	GoldenTree Loan Opportunities IX, Ltd.
3,000,000	1.804%, 10/29/2026*,e	2,986,494
	Great America Leasing Receivables
584,746	0.780%, 6/15/2016[d]	584,818
	J.P. Morgan Mortgage Trust
789,326	2.740%, 2/25/2036	711,829
	Master Credit Card Trust
7,000,000	0.780%, 4/21/2017[d]	7,001,484
	Mortgage Equity Conversion Asset Trust
1,877,817	0.820%, 1/25/2042*,e	1,596,144
1,899,943	0.690%, 2/25/2042*,e	1,557,953
	Motor plc
1,829,700	0.671%, 8/25/2021[d,e]	1,829,798
	NextGear Floorplan Master Owner Trust
2,000,000	1.920%, 10/15/2019*	2,000,458
	Northstar Education Finance, Inc.
2,628,056	0.891%, 12/26/2031[d,e]	2,607,205
	OZLM VIII, Ltd.
3,050,000	1.729%, 10/17/2026*,e	3,044,578
	Penarth Master Issuer plc
4,500,000	0.578%, 11/18/2017[d,e]	4,499,865

Principal Amount	Long-Term Fixed Income (93.5%)	Value

Asset-Backed Securities (12.6%) - continued
	Race Point IX CLO, Ltd.
$1,200,000	1.768%, 4/15/2027*,e	$1,198,286
	Renaissance Home Equity Loan Trust
1,490,343	5.608%, 5/25/2036[f]	999,752
723,702	5.285%, 1/25/2037[f]	409,336
	Selene Non-Performing Loans, LLC
1,534,305	2.981%, 5/25/2054*,f	1,520,024
	SLM Student Loan Trust
258,234	1.287%, 12/15/2021[d,e]	258,503
2,279,325	0.787%, 8/15/2022[d,e]	2,276,955
1,373,522	0.937%, 10/16/2023[d,e]	1,375,855
1,217,539	0.591%, 3/25/2025[e]	1,200,378
3,209,532	0.711%, 3/25/2026[e]	3,205,789
1,800,000	1.237%, 5/17/2027[d,e]	1,799,006
	SoFi Professional Loan Program, LLC
3,096,747	2.420%, 3/25/2030[d]	3,097,001
2,000,000	2.510%, 8/25/2033[c,d]	1,989,020
	U.S. Residential Opportunity Fund III Trust
2,162,920	3.721%, 1/27/2035*	2,163,589
	Vericrest Opportunity Loan Transferee
2,363,146	3.500%, 6/26/2045[d,f]	2,360,546
926,551	3.375%, 10/26/2054[d]	925,722
	Wachovia Asset Securitization, Inc.
549,884	0.331%, 7/25/2037*,e,h	489,170
	World Financial Network Credit Card Master Trust
1,800,000	0.567%, 12/15/2019[e]	1,800,193
4,000,000	0.910%, 3/16/2020	4,002,464
	World Omni Auto Receivables Trust
814,067	1.330%, 1/15/2018	816,658
	World Omni Master Owner Trust
3,600,000	0.537%, 2/15/2018[d,e]	3,600,000

	Total	105,620,549

Basic Materials (0.7%)
	Albemarle Corporation
860,000	3.000%, 12/1/2019	864,696
	Freeport-McMoRan, Inc.
1,000,000	2.375%, 3/15/2018	932,500
1,100,000	3.550%, 3/1/2022[i]	922,625
	Georgia-Pacific, LLC
1,995,000	2.539%, 11/15/2019[d]	2,002,523
	Glencore Funding, LLC
825,000	1.349%, 4/16/2018[d,e]	824,531
	Mosaic Company
500,000	4.250%, 11/15/2023	512,861

	Total	6,059,736

Capital Goods (0.3%)
	Roper Industries, Inc.
1,600,000	1.850%, 11/15/2017	1,603,555
	Textron, Inc.
350,000	3.875%, 3/1/2025	347,824

	Total	1,951,379

Collateralized Mortgage Obligations (9.1%)
	Alm Loan Funding CLO
3,050,000	1.719%, 10/17/2026*,e	3,043,314
	American Home Mortgage Assets Trust
1,207,597	1.090%, 11/25/2046[e]	634,381
	Apidos CLO XVIII
3,000,000	1.707%, 7/22/2026*,e	2,975,465

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
184

LIMITED MATURITY BOND FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (93.5%)	Value

Collateralized Mortgage Obligations (9.1%) - continued
	Babson CLO, Ltd.
$3,050,000	1.564%, 10/17/2026*,e	$3,037,992
	BCAP, LLC Trust
1,333,470	0.371%, 3/25/2037[e]	1,141,884
	Bear Stearns Adjustable Rate Mortgage Trust
490,083	2.410%, 10/25/2035[e]	482,076
	Birchwood Park CLO, Ltd.
3,050,000	1.729%, 7/15/2026*,e	3,044,589
	BlueMountain CLO, Ltd.
3,050,000	1.769%, 10/15/2026*,e	3,032,883
	Carlyle Global Market Strategies CLO, Ltd.
3,000,000	1.583%, 7/20/2023*,e	2,987,566
3,000,000	1.674%, 10/15/2026*,e	3,002,542
	Cent CLO 16, LP
3,050,000	1.528%, 8/1/2024*,e	3,032,049
	Cent CLO 22, Ltd.
3,000,000	1.756%, 11/7/2026*,e	2,982,726
	Countrywide Alternative Loan Trust
405,773	5.500%, 11/25/2035	407,058
331,631	5.500%, 2/25/2036	315,607
492,236	6.000%, 1/25/2037	452,813
	Countrywide Home Loans, Inc.
722,676	2.436%, 3/20/2036	650,549
696,880	2.399%, 9/20/2036	616,076
	Deutsche Alt-A Securities Mortgage Loan Trust
1,284,327	0.940%, 4/25/2047[e]	1,103,229
	Dryden 34 Senior Loan Fund CLO
3,050,000	1.719%, 10/15/2026*,e	3,043,300
	GSR Mortgage Loan Trust
1,049,272	0.381%, 8/25/2046[e]	1,016,402
	HarborView Mortgage Loan Trust
1,242,051	2.200%, 6/19/2034	1,217,185
	HomeBanc Mortgage Trust
752,404	2.205%, 4/25/2037	561,920
	Impac CMB Trust
1,443,713	0.711%, 4/25/2035[e]	1,325,498
540,221	0.831%, 8/25/2035[e]	484,030
	J.P. Morgan Alternative Loan Trust
1,054,120	2.525%, 3/25/2036	860,301
	J.P. Morgan Mortgage Trust
461,123	2.555%, 10/25/2036	414,135
	Madison Park Funding XIV CLO, Ltd.
3,350,000	1.737%, 7/20/2026*,e	3,345,770
	Master Asset Securitization Trust
864,718	0.691%, 6/25/2036[e]	505,581
	MLCC Mortgage Investors, Inc.
1,526,899	0.851%, 8/25/2029[e]	1,522,050
	MortgageIT Trust
1,391,945	0.451%, 12/25/2035[e]	1,259,733
	NCUA Guaranteed Notes
2,639,169	0.637%, 10/7/2020[e]	2,652,404
	Neuberger Berman CLO, Ltd.
2,400,000	1.749%, 8/4/2025*,e	2,385,996
	Octagon Investment Partners XX CLO, Ltd.
3,050,000	1.720%, 8/12/2026*,e	3,044,680
	Residential Accredit Loans, Inc.
658,527	3.526%, 9/25/2035	560,120
	Sequoia Mortgage Trust
2,647,019	1.125%, 9/20/2034[e]	2,557,976

Principal Amount	Long-Term Fixed Income (93.5%)	Value

Collateralized Mortgage Obligations (9.1%) - continued
	Symphony CLO, Ltd.
$3,004,138	1.383%, 1/9/2023*,e	$2,996,067
	Voya CLO 3, Ltd.
3,050,000	1.715%, 7/25/2026*,e	3,042,315
	Wachovia Mortgage Loan Trust, LLC
521,892	2.746%, 5/20/2036	456,449
	WaMu Mortgage Pass Through Certificates
412,492	0.481%, 10/25/2045[e]	387,770
1,103,984	1.050%, 10/25/2046[e]	893,238
1,388,447	0.976%, 12/25/2046[e]	1,106,494
1,258,125	0.910%, 1/25/2047[e]	1,014,515
	Washington Mutual Mortgage Pass Through Certificates
823,286	1.090%, 9/25/2046[e]	557,692
1,442,429	0.920%, 2/25/2047[e]	1,014,789
	Wells Fargo Commercial Mortgage Trust
2,925,000	2.632%, 5/15/2048	2,973,994
	Wells Fargo Mortgage Backed Securities Trust
690,747	2.581%, 3/25/2036	668,763
811,412	2.621%, 3/25/2036	807,346

	Total	75,619,312

Commercial Mortgage-Backed Securities (4.6%)
	Bear Stearns Commercial Mortgage Securities, Inc.
121,400	5.653%, 6/11/2040	121,714
1,436,251	5.331%, 2/11/2044	1,505,734
	Citigroup Commercial Mortgage Trust
750,000	5.711%, 12/10/2049	798,673
	Citigroup/Deutsche Bank Commercial Mortgage
1,595,000	5.322%, 12/11/2049	1,653,068
	Commercial Mortgage Pass-Through Certificates
4,000,000	1.237%, 6/8/2030[d,e]	3,993,732
958,353	5.306%, 12/10/2046	995,872
	Credit Suisse First Boston Mortgage Securities
3,674,000	5.542%, 1/15/2049	3,860,856
	Credit Suisse Mortgage Capital Certificates
1,418,684	5.467%, 9/15/2039	1,459,089
	Federal Home Loan Mortgage Corporation Multi Family Structured Pass Thru Certificates
1,571,510	0.727%, 12/25/2016	1,573,041
	Federal National Mortgage Association
875,843	0.953%, 11/25/2015	875,685
2,110,308	1.272%, 1/25/2017	2,119,497
	Greenwich Capital Commercial Funding Corporation
1,222,917	5.224%, 4/10/2037	1,221,852
	GS Mortgage Securities Trust
2,695,000	2.999%, 8/10/2044	2,734,967
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
3,600,000	1.136%, 12/15/2028[d,e]	3,599,413
3,335,147	5.429%, 12/12/2043	3,448,015
	LSTAR Commercial Mortgage Trust
502,164	1.519%, 1/20/2041[d]	502,227

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
185

LIMITED MATURITY BOND FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (93.5%)	Value

Commercial Mortgage-Backed Securities (4.6%) - continued
	Morgan Stanley Capital I
$1,825,195	3.224%, 7/15/2049	$1,859,244
	Morgan Stanley Capital, Inc.
564,905	5.678%, 4/12/2049	565,658
	NCUA Guaranteed Notes
1,633,092	0.539%, 12/7/2020[e]	1,636,241
	SCG Trust
2,575,000	1.587%, 11/15/2026d,[e]	2,572,827
	Wachovia Bank Commercial Mortgage Trust
1,144,758	5.765%, 7/15/2045	1,170,743

	Total	38,268,148

Communications Services (2.4%)
	America Movil SAB de CV
2,400,000	1.288%, 9/12/2016[e]	2,409,302
	American Tower Corporation
1,800,000	3.450%, 9/15/2021	1,799,903
	AT&T, Inc.
1,400,000	1.212%, 6/30/2020[e]	1,405,998
	CCO Safari II, LLC
1,142,000	3.579%, 7/23/2020[d]	1,145,374
1,142,000	4.464%, 7/23/2022[d]	1,148,167
	Crown Castle Towers, LLC
850,000	4.174%, 8/15/2017[d]	880,580
	DIRECTV Holdings, LLC
1,500,000	1.750%, 1/15/2018	1,488,911
	Moody’s Corporation
1,250,000	2.750%, 7/15/2019	1,264,571
	NBC Universal Enterprise, Inc.
1,750,000	1.662%, 4/15/2018[d]	1,754,324
	SES Global Americas Holdings GP
1,125,000	2.500%, 3/25/2019[d]	1,118,627
	Verizon Communications, Inc.
1,350,000	1.816%, 9/15/2016[e]	1,365,557
1,000,000	0.681%, 6/9/2017[e]	995,728
2,080,000	1.053%, 6/17/2019[e]	2,078,255
1,425,000	3.000%, 11/1/2021	1,414,231

	Total	20,269,528

Consumer Cyclical (1.5%)
	Alibaba Group Holding, Ltd.
1,350,000	2.500%, 11/28/2019[d]	1,337,868
	American Honda Finance Corporation
2,250,000	0.596%, 12/11/2017[e]	2,255,620
	CVS Health Corporation
870,000	2.250%, 8/12/2019	870,919
	Daimler Finance North America, LLC
2,250,000	1.010%, 8/3/2017[c,d,e]	2,249,114
	Ford Motor Credit Company, LLC
1,300,000	3.984%, 6/15/2016	1,327,914
500,000	3.000%, 6/12/2017	509,510
	Home Depot, Inc.
1,600,000	2.250%, 9/10/2018	1,634,867
	Hyundai Capital America
1,120,000	2.000%, 3/19/2018[d]	1,119,976
	Yale University
1,250,000	2.086%, 4/15/2019	1,266,885

	Total	12,572,673

Consumer Non-Cyclical (4.6%)
	AbbVie, Inc.
513,000	1.800%, 5/14/2018	511,601

Principal Amount	Long-Term Fixed Income (93.5%)	Value

Consumer Non-Cyclical (4.6%) - continued
	Actavis Funding SCS
$1,995,000	1.543%, 3/12/2020[e]	$2,004,215
	Altria Group, Inc.
500,000	2.850%, 8/9/2022	484,100
	Amgen, Inc.
1,325,000	2.125%, 5/1/2020	1,303,455
	BAT International Finance plc
1,905,000	0.796%, 6/15/2018[d,e]	1,903,880
	Bayer U.S. Finance, LLC
1,000,000	2.375%, 10/8/2019[d]	1,007,448
	Boston Scientific Corporation
1,665,000	6.000%, 1/15/2020	1,878,103
	Cardinal Health, Inc.
1,035,000	1.950%, 6/15/2018	1,036,756
	Church & Dwight Company, Inc.
1,155,000	2.450%, 12/15/2019	1,161,018
	Edwards Lifesciences Corporation
1,100,000	2.875%, 10/15/2018	1,120,559
	EMD Finance, LLC
1,980,000	0.633%, 3/17/2017[d,e]	1,978,972
	Forest Laboratories, Inc.
2,250,000	4.375%, 2/1/2019[d]	2,379,863
	Hospira, Inc.
1,300,000	6.050%, 3/30/2017	1,395,736
	Howard Hughes Medical Institute
1,500,000	3.500%, 9/1/2023	1,555,000
	Imperial Tobacco Finance plc
1,500,000	3.750%, 7/21/2022[d]	1,491,495
	Japan Tobacco, Inc.
2,500,000	2.100%, 7/23/2018[d]	2,530,585
	JM Smucker Company
1,235,000	2.500%, 3/15/2020[d]	1,232,749
	Laboratory Corporation of America Holdings
1,390,000	2.625%, 2/1/2020	1,383,826
	Merck & Company, Inc.
1,490,000	0.654%, 2/10/2020[e]	1,483,057
	Mondelez International, Inc.
1,484,000	0.798%, 2/1/2019[e]	1,467,780
	PepsiCo, Inc.
1,000,000	1.850%, 4/30/2020	981,369
	Reynolds American, Inc.
830,000	3.250%, 6/12/2020	843,069
	SABMiller Holdings, Inc.
2,000,000	2.450%, 1/15/2017[d]	2,033,876
	Unilever Capital Corporation
2,000,000	2.200%, 3/6/2019	2,026,266
3,000,000	2.100%, 7/30/2020	2,989,395

	Total	38,184,173

Energy (1.8%)
	Cameron International Corporation
1,275,000	1.400%, 6/15/2017	1,265,730
	Chevron Corporation
3,000,000	1.718%, 6/24/2018	3,017,868
	CNPC General Capital, Ltd.
1,000,000	2.750%, 5/14/2019[d]	1,001,511
	DCP Midstream Operating, LP
1,350,000	2.700%, 4/1/2019	1,208,590
	Enable Midstream Partners, LP
1,250,000	2.400%, 5/15/2019[d]	1,192,865
	Enbridge, Inc.
1,375,000	0.734%, 6/2/2017[e]	1,359,337
	Exxon Mobil Corporation
1,465,000	0.649%, 3/6/2022[e]	1,464,949

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
186

LIMITED MATURITY BOND FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (93.5%)	Value

Energy (1.8%) - continued
	Noble Holding International, Ltd.
$1,350,000	4.000%, 3/16/2018	$1,347,933
	Petroleos Mexicanos
1,700,000	2.378%, 4/15/2025	1,712,141
	Shell International Finance BV
1,400,000	0.729%, 5/11/2020[e]	1,396,723

	Total	14,967,647

Financials (17.5%)
	ABN AMRO Bank NV
1,660,000	2.450%, 6/4/2020d	1,658,372
	Aflac, Inc.
1,650,000	2.400%, 3/16/2020	1,665,333
	American Express Credit Corporation
2,080,000	0.836%, 3/18/2019[e]	2,068,747
	American International Group, Inc.
1,150,000	2.300%, 7/16/2019	1,151,448
	American Tower Trust I
1,000,000	1.551%, 3/15/2018*	993,051
	Ares Capital Corporation
1,100,000	3.875%, 1/15/2020[i]	1,120,263
	Aviation Capital Group Corporation
1,100,000	3.875%, 9/27/2016[d]	1,116,598
	Bank of America Corporation
1,450,000	1.700%, 8/25/2017	1,454,041
1,000,000	1.351%, 3/22/2018[e]	1,008,265
1,775,000	1.154%, 4/1/2019[e]	1,781,798
900,000	4.000%, 1/22/2025	882,878
900,000	6.100%, 12/29/2049[j]	895,950
	Bank of America National Association
1,000,000	5.300%, 3/15/2017	1,057,208
	Bank of New York Mellon Corporation
500,000	4.500%, 12/31/2049[j]	462,500
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
1,135,000	2.850%, 9/8/2021[d]	1,135,316
	BB&T Corporation
1,220,000	1.004%, 1/15/2020[e]	1,215,435
	Bear Stearns Companies, LLC
1,500,000	6.400%, 10/2/2017	1,645,717
	Caisse Centrale Desjardins du Quebec
1,760,000	0.959%, 1/29/2018[d,e]	1,766,948
	Citigroup, Inc.
1,475,000	1.054%, 4/8/2019[e]	1,471,637
	CNA Financial Corporation
2,000,000	6.500%, 8/15/2016	2,106,210
	CoBank ACB
1,560,000	0.886%, 6/15/2022*,e	1,471,409
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
650,000	4.625%, 12/1/2023	672,274
	Credit Agricole SA
1,350,000	1.089%, 4/15/2019[d,e]	1,348,827
1,450,000	1.252%, 6/10/2020[d,e]	1,447,492
	Credit Suisse Group AG
1,500,000	6.500%, 8/8/2023[d]	1,657,500
810,000	7.500%, 12/11/2049[d,j]	862,650
	DnB Boligkreditt AS
3,500,000	1.450%, 3/21/2018[d]	3,501,964
	European Investment Bank
4,000,000	1.750%, 3/15/2017	4,065,972
1,800,000	1.250%, 5/15/2018	1,807,020
2,570,000	2.125%, 10/15/2021	2,592,786

Principal Amount	Long-Term Fixed Income (93.5%)	Value

Financials (17.5%) - continued
	Fifth Third Bancorp
$1,145,000	2.875%, 10/1/2021	$1,144,400
	Goldman Sachs Group, Inc.
1,525,000	1.374%, 11/15/2018[e]	1,534,272
1,755,000	1.454%, 4/23/2020[e]	1,770,053
1,125,000	1.884%, 11/29/2023[e]	1,151,182
1,550,000	5.375%, 12/29/2049[j]	1,540,700
	HSBC Holdings plc
1,125,000	6.375%, 12/29/2049[j]	1,130,063
	HSBC USA, Inc.
1,530,000	0.581%, 6/23/2017[e]	1,525,061
	ING Bank NV
500,000	2.625%, 12/5/2022[d]	504,618
	ING Capital Funding Trust III
715,000	3.882%, 12/29/2049[e,j]	711,425
	ING Groep NV
1,350,000	6.000%, 12/31/2045[j]	1,354,219
	Inter-American Development Bank
2,750,000	0.227%, 2/11/2016[e]	2,750,564
	International Lease Finance Corporation
700,000	8.625%, 9/15/2015	704,375
	Intesa Sanpaolo SPA
1,500,000	5.017%, 6/26/2024[d]	1,478,202
	J.P. Morgan Chase & Company
3,100,000	1.195%, 1/25/2018[e]	3,120,432
1,400,000	2.250%, 1/23/2020	1,382,135
1,250,000	3.875%, 9/10/2024	1,234,601
1,075,000	7.900%, 4/29/2049[j]	1,134,125
	J.P. Morgan Chase Bank NA
1,000,000	5.875%, 6/13/2016	1,041,328
	Japan Bank for International Cooperation
3,000,000	1.750%, 7/31/2018	3,032,181
	KeyBank NA
2,250,000	0.803%, 6/1/2018[e]	2,248,085
	Kilroy Realty, LP
700,000	3.800%, 1/15/2023	703,811
	Lloyds Bank plc
1,985,000	0.806%, 3/16/2018[e]	1,984,416
300,000	6.500%, 9/14/2020[d]	348,344
	MassMutual Global Funding II
2,500,000	2.000%, 4/5/2017[d]	2,531,400
	Metropolitan Life Global Funding I
2,250,000	3.650%, 6/14/2018[d]	2,371,842
	Mizuho Financial Group Cayman 3, Ltd.
675,000	4.600%, 3/27/2024[d]	703,652
	Morgan Stanley
1,755,000	1.435%, 1/27/2020[e]	1,771,601
1,425,000	5.000%, 11/24/2025	1,505,702
1,000,000	5.450%, 12/29/2049[j]	994,000
900,000	5.550%, 12/29/2049[j]	895,500
	Morgan Stanley Mortgage Loan Trust
2,000,000	5.750%, 10/18/2016	2,106,112
	National Australia Bank, Ltd.
2,750,000	2.000%, 6/20/2017[d]	2,793,406
	Network Rail Infrastructure Finance plc
4,000,000	0.875%, 5/15/2018[d]	3,974,912
	Nordea Bank AB
2,000,000	3.125%, 3/20/2017[d]	2,058,966
	North American Development Bank
1,750,000	2.300%, 10/10/2018	1,787,037

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
187

LIMITED MATURITY BOND FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (93.5%)	Value

Financials (17.5%) - continued
	Peachtree Corners Funding Trust
$1,125,000	3.976%, 2/15/2025[d]	$1,126,265
	Prudential Financial, Inc.
1,150,000	2.350%, 8/15/2019	1,157,851
	Realty Income Corporation
1,000,000	2.000%, 1/31/2018	1,007,705
	Reliance Standard Life Global Funding II
1,400,000	2.500%, 4/24/2019[d]	1,409,376
	Royal Bank of Scotland Group plc
1,765,000	1.222%, 3/31/2017[e]	1,763,078
	Santander UK plc
500,000	5.000%, 11/7/2023[d]	518,370
	Skandinaviska Enskilda Banken AB
1,700,000	1.750%, 3/19/2018[d]	1,695,946
2,500,000	1.375%, 5/29/2018[d]	2,493,230
	SLM Corporation
500,000	4.625%, 9/25/2017	496,875
	SpareBank 1 Boligkreditt AS
2,500,000	1.250%, 5/2/2018[d]	2,487,260
	Stadshypotek AB
2,000,000	1.875%, 10/2/2019[d]	2,001,996
	Standard Chartered plc
1,000,000	3.950%, 1/11/2023[d]	985,192
	Sumitomo Mitsui Banking Corporation
2,075,000	0.869%, 1/16/2018[e]	2,070,474
	Sumitomo Mitsui Financial Group, Inc.
1,450,000	4.436%, 4/2/2024[d]	1,495,455
	Svensk Exportkredit AB
2,500,000	0.594%, 1/23/2017[e]	2,510,605
	Svenska Handelsbanken AB
500,000	0.773%, 6/17/2019[e]	499,769
	Swedbank AB
1,750,000	1.750%, 3/12/2018[d]	1,751,965
	Synchrony Financial
1,230,000	3.000%, 8/15/2019	1,239,732
1,175,000	1.509%, 2/3/2020[e]	1,159,824
	UBS AG
2,000,000	0.981%, 3/26/2018[e]	2,003,562
	USAA Capital Corporation
2,075,000	2.125%, 6/3/2019[d]	2,085,481
	USB Realty Corporation
1,200,000	1.436%, 12/29/2049[d,e,j]	1,104,000
	Voya Financial, Inc.
1,500,000	2.900%, 2/15/2018	1,539,363
500,000	5.650%, 5/15/2053	510,800
	Wells Fargo & Company
1,760,000	0.977%, 1/30/2020[e]	1,756,147
925,000	3.450%, 2/13/2023	922,602
900,000	4.100%, 6/3/2026	905,001
900,000	5.875%, 12/31/2049[j]	921,375
	Westpac Banking Corporation
2,500,000	1.250%, 12/15/2017[d]	2,493,202
	XLIT, Ltd.
900,000	4.450%, 3/31/2025	895,532

	Total	146,116,364

Foreign Government (3.6%)
	Bahama Government International Bond
225,000	5.750%, 1/16/2024[d]	243,563
	Bank of England Euro Note
1,000,000	1.250%, 3/16/2018[d]	1,005,053

Principal Amount	Long-Term Fixed Income (93.5%)	Value

Foreign Government (3.6%) - continued
	Canada Government International Bond
$5,500,000	0.875%, 2/14/2017	$5,517,974
500,000	1.125%, 3/19/2018	501,785
	Costa Rica Government International Bond
1,350,000	4.250%, 1/26/2023[d]	1,242,000
	Eksportfinans ASA
1,500,000	2.375%, 5/25/2016	1,498,125
	Export Development Canada
3,500,000	0.750%, 12/15/2017	3,484,208
	Export-Import Bank of Korea
1,720,000	2.250%, 1/21/2020	1,711,613
	Hydro Quebec
2,000,000	2.000%, 6/30/2016	2,025,864
	Kommunalbanken AS
2,760,000	1.500%, 10/22/2019[d]	2,750,111
	Kommuninvest I Sverige AB
2,500,000	1.000%, 10/24/2017[d]	2,500,507
	Mexico Government International Bond
750,000	5.125%, 1/15/2020	826,125
275,000	3.500%, 1/21/2021	281,188
	Poland Government International Bond
125,000	4.000%, 1/22/2024	132,060
	Province of Manitoba
3,000,000	1.300%, 4/3/2017	3,024,645
	Province of Ontario
2,500,000	0.327%, 8/13/2015[e]	2,499,982
	Slovenia Government International Bond
700,000	4.125%, 2/18/2019[d]	737,625

	Total	29,982,428

Mortgage-Backed Securities (5.4%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
6,670,000	3.000%, 8/1/2030[c]	6,914,342
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
328,329	6.500%, 9/1/2037	375,150
3,670,000	4.000%, 8/1/2045[c]	3,896,508
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
2,337,272	2.250%, 6/25/2025	2,388,526
14,900,000	3.500%, 8/1/2030[c]	15,714,844
	Federal National Mortgage Association Conventional 20-Yr. Pass Through
621,078	6.000%, 8/1/2024	703,790
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
504,969	5.688%, 9/1/2037[e]	540,566
189,494	5.196%, 10/1/2037[e]	197,131
3,203,342	2.071%, 1/1/2043[e]	3,324,216
5,235,582	2.054%, 3/1/2043[e]	5,419,980
5,165,655	1.728%, 7/1/2043[e]	5,293,696

	Total	44,768,749

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
188

LIMITED MATURITY BOND FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Principal Amount	Long-Term Fixed Income (93.5%)	Value

Technology (1.3%)
	Amphenol Corporation
$1,122,000	2.550%, 1/30/2019	$1,133,821
	Apple, Inc.
2,450,000	0.580%, 5/6/2019[e]	2,454,542
1,400,000	0.577%, 5/6/2020[e]	1,394,757
	Cisco Systems, Inc.
1,905,000	0.593%, 6/15/2018[e]	1,901,181
	Intel Corporation
745,000	3.100%, 7/29/2022	746,357
	Micron Semiconductor Asia Pte, Ltd.
787,500	1.258%, 1/15/2019	785,681
	Oracle Corporation
325,000	1.200%, 10/15/2017	324,642
1,325,000	2.500%, 5/15/2022	1,287,618
	Texas Instruments, Inc.
1,000,000	1.750%, 5/1/2020	994,034

	Total	11,022,633

Transportation (1.4%)
	Air Canada Pass Through Trust
1,200,000	3.875%, 3/15/2023[d]	1,173,000
	American Airlines Pass Through Trust
1,091,516	5.600%, 7/15/2020[d]	1,111,982
1,301,745	4.950%, 1/15/2023	1,386,358
900,000	3.700%, 5/1/2023	889,650
	British Airways plc
1,436,033	4.625%, 6/20/2024[d]	1,515,015
	Continental Airlines, Inc.
1,803,125	4.150%, 4/11/2024	1,848,203
	CSX Corporation
400,000	3.700%, 11/1/2023	414,188
	Delta Air Lines, Inc.
623,783	4.750%, 5/7/2020	657,311
	TTX Company
650,000	4.125%, 10/1/2023*	687,670
	US Airways Pass Through Trust
937,053	3.950%, 11/15/2025	940,567
	Virgin Australia Holdings, Ltd.
1,158,815	5.000%, 10/23/2023d	1,206,616

	Total	11,830,560

U.S. Government and Agencies (24.1%)
	Federal Agricultural Mortgage Corporation
2,500,000	2.000%, 7/27/2016	2,536,393
	Federal Home Loan Mortgage Corporation
750,000	1.250%, 8/1/2019	743,430
3,050,000	1.250%, 10/2/2019	3,008,770
	Federal National Mortgage Association
5,000,000	1.750%, 11/26/2019	5,054,435
4,100,000	1.625%, 1/21/2020	4,112,042
	U.S. Treasury Bonds
12,000,000	5.375%, 2/15/2031	16,497,192
690,000	3.000%, 5/15/2042	700,350
	U.S. Treasury Bonds, TIPS
17,757,425	0.125%, 4/15/2019	17,825,400
	U.S. Treasury Notes
23,000,000	0.625%, 10/15/2016	23,053,912
31,385,000	0.875%, 11/15/2017	31,461,015
29,800,000	1.500%, 10/31/2019	29,925,726
34,360,000	1.875%, 6/30/2020	34,886,120
6,250,000	2.125%, 6/30/2022	6,327,150
8,100,000	3.625%, 2/15/2044	9,216,277

Principal Amount	Long-Term Fixed Income (93.5%)	Value

U.S. Government and Agencies (24.1%) - continued
	U.S. Treasury Notes, TIPS
$1,285,725	0.125%, 4/15/2018	$1,294,364
2,445,570	1.125%, 1/15/2021	2,564,982
6,828,315	0.125%, 1/15/2022	6,734,426
5,150,400	0.125%, 1/15/2023	5,038,538

	Total	200,980,522

Utilities (2.6%)
	American Electric Power Company, Inc.
500,000	1.650%, 12/15/2017	499,539
	Berkshire Hathaway Energy Company
1,250,000	2.400%, 2/1/2020	1,250,418
	Dayton Power and Light Company
900,000	1.875%, 9/15/2016	904,493
	DTE Energy Company
570,000	2.400%, 12/1/2019	570,979
	Electricite de France SA
1,000,000	5.250%, 12/29/2049[d,j]	1,025,000
	Eversource Energy
1,265,000	1.600%, 1/15/2018	1,271,078
1,250,000	1.450%, 5/1/2018	1,236,871
	Exelon Corporation
1,350,000	2.850%, 6/15/2020	1,356,190
	Exelon Generation Company, LLC
1,125,000	2.950%, 1/15/2020	1,130,393
	Kansas City Power & Light Company
175,000	3.150%, 3/15/2023	173,203
	National Rural Utilities Cooperative Finance Corporation
850,000	4.750%, 4/30/2043	847,025
	NextEra Energy Capital Holdings, Inc.
2,075,000	2.400%, 9/15/2019	2,074,411
	PG&E Corporation
1,500,000	2.400%, 3/1/2019	1,505,654
	Public Service Electric And Gas Company
2,070,000	1.800%, 6/1/2019	2,050,873
	Sempra Energy
1,750,000	2.300%, 4/1/2017	1,773,231
1,420,000	2.400%, 3/15/2020	1,410,557
	Southern California Edison Company
845,000	2.400%, 2/1/2022	829,640
	Xcel Energy, Inc.
1,335,000	1.200%, 6/1/2017	1,335,120

	Total	21,244,675

	Total Long-Term Fixed Income (cost $779,478,365)	779,459,076

Shares	Preferred Stock (0.7%)	Value

Financials (0.5%)
54,000	Citigroup, Inc., 7.875%	1,375,380
26,000	Discover Financial Services, 6.500%[j]	685,100
7,350	Farm Credit Bank of Texas, 6.750%[d,j]	766,008
39,000	HSBC Holdings plc, 8.000%[j]	1,015,560

	Total	3,842,048

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
189

LIMITED MATURITY BOND FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Shares	Preferred Stock (0.7%)	Value

Utilities (0.2%)
16,250	Southern California Edison Company, 4.130%[j]	$1,639,219

	Total	1,639,219

	Total Preferred Stock (cost $5,462,172)	5,481,267

Contracts	Options Purchased (<0.1%)	Value

	Put on 30-Yr. U.S. Treasury Bond Futures
85	$154.00, expires 8/22/2015	74,375

	Total Options Purchased (cost $126,432)	74,375

Shares	Collateral Held for Securities Loaned (0.2%)	Value

1,900,880	Thrivent Cash Management Trust	1,900,880

	Total Collateral Held for Securities Loaned (cost $1,900,880)	1,900,880

Shares or Principal Amount	Short-Term Investments (6.6%)[k]	Value

	Federal Home Loan Bank Discount Notes
900,000	0.060%, 9/2/2015[l]	899,952
700,000	0.066%, 9/16/2015[l]	699,941
53,195,445	Thrivent Cash Management Trust 0.070%	53,195,445

	Total Short-Term Investments (at amortized cost)	54,795,338

	Total Investments (cost $867,256,819) 103.9%	$866,172,386

	Other Assets and Liabilities, Net (3.9%)	(32,294,081)

	Total Net Assets 100.0%	$833,878,305

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2015, the value of these investments was $157,113,911 or 18.8% of total net assets.
e	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of July 31, 2015.
f	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of July 31, 2015.
g	Defaulted security. Interest is not being accrued.
h	All or a portion of the security is insured or guaranteed.
i	All or a portion of the security is on loan.
j	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
k	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
l	At July 31, 2015, $1,599,893 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Limited Maturity Bond Fund owned as of July 31, 2015.

Security	Acquisition Date	Cost
Alm Loan Funding CLO, 10/17/2026	7/31/2014	$3,048,475
American Tower Trust I, 3/15/2018	3/6/2013	1,000,000
Apidos CLO XVIII, 7/22/2026	6/25/2014	2,992,500
Babson CLO, Ltd., 10/17/2026	8/15/2014	3,048,475
Bayview Opportunity Master Fund Trust, 7/28/2034	6/27/2014	2,204,763
Betony CLO, Ltd., 4/15/2027	2/25/2015	2,750,000
Birchwood Park CLO, Ltd., 7/15/2026	7/31/2014	3,050,000
BlueMountain CLO, Ltd., 10/15/2026	8/27/2014	3,046,920
Carlyle Global Market Strategies CLO, Ltd., 7/20/2023	7/3/2014	3,000,000
Carlyle Global Market Strategies CLO, Ltd., 10/15/2026	9/19/2014	3,000,000
Cent CLO 16, LP, 8/1/2024	9/5/2014	3,050,000
Cent CLO 22, Ltd., 11/7/2026	9/19/2014	3,000,000
CoBank ACB, 6/15/2022	10/18/2013	1,493,448
Commonbond Student Loan Trust, 6/25/2032	6/17/2015	1,304,629
Dryden 34 Senior Loan Fund CLO, 10/15/2026	7/21/2014	3,050,000
Edlinc Student Loan Funding Trust, 10/1/2025	11/29/2012	1,727,190
First Franklin Mortgage Loan Asset-Backed Certificates, 3/25/2036	4/19/2006	85,895
FRS, LLC, 4/15/2043	4/10/2013	2,359,472
GoldenTree Loan Opportunities IX, Ltd., 10/29/2026	10/3/2014	2,997,000
Madison Park Funding XIV CLO, Ltd., 7/20/2026	7/3/2014	3,345,980
Mortgage Equity Conversion Asset Trust, 2/25/2042	2/14/2007	1,899,943
Mortgage Equity Conversion Asset Trust, 1/25/2042	1/18/2007	1,877,817
Neuberger Berman CLO, Ltd., 8/4/2025	6/19/2014	2,400,000
NextGear Floorplan Master Owner Trust, 10/15/2019	11/3/2014	1,999,644
Octagon Investment Partners XX CLO, Ltd., 8/12/2026	7/10/2014	3,050,000
OZLM VIII, Ltd., 10/17/2026	8/7/2014	3,032,615
Race Point IX CLO, Ltd., 4/15/2027	2/13/2015	1,200,000
Selene Non-Performing Loans, LLC, 5/25/2054	5/23/2014	1,534,305
Symphony CLO, Ltd., 1/9/2023	9/15/2014	3,004,138
TTX Company, 10/1/2023	9/19/2013	649,994
U.S. Residential Opportunity Fund III Trust, 1/27/2035	2/6/2015	2,162,920
Voya CLO 3, Ltd., 7/25/2026	7/10/2014	3,045,425
Wachovia Asset Securitization, Inc., 7/25/2037	3/16/2007	549,884

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
190

LIMITED MATURITY BOND FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Definitions:

CLO	-	Collateralized Loan Obligation
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$7,301,157
Gross unrealized depreciation	(8,385,590)

Net unrealized appreciation (depreciation)	($1,084,433)

Cost for federal income tax purposes	$867,256,819

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2015, in valuing Limited Maturity Bond Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	705,030	–	705,030	–
Capital Goods	2,077,368	–	2,077,368	–
Communications Services	5,811,251	–	5,320,151	491,100
Consumer Cyclical	6,481,381	–	6,481,381	–
Consumer Non-Cyclical	3,109,124	–	3,109,124	–
Energy	1,196,260	–	1,196,260	–
Financials	1,137,914	–	1,137,914	–
Technology	1,907,068	–	1,907,068	–
Transportation	1,025,394	–	1,025,394	–
Utilities	1,010,660	–	1,010,660	–
Long-Term Fixed Income
Asset-Backed Securities	105,620,549	–	100,731,102	4,889,447
Basic Materials	6,059,736	–	6,059,736	–
Capital Goods	1,951,379	–	1,951,379	–
Collateralized Mortgage Obligations	75,619,312	–	75,619,312	–
Commercial Mortgage-Backed Securities	38,268,148	–	38,268,148	–
Communications Services	20,269,528	–	20,269,528	–
Consumer Cyclical	12,572,673	–	12,572,673	–
Consumer Non-Cyclical	38,184,173	–	38,184,173	–
Energy	14,967,647	–	14,967,647	–
Financials	146,116,364	–	146,116,364	–
Foreign Government	29,982,428	–	29,982,428	–
Mortgage-Backed Securities	44,768,749	–	44,768,749	–
Technology	11,022,633	–	11,022,633	–
Transportation	11,830,560	–	11,830,560	–
U.S. Government and Agencies	200,980,522	–	200,980,522	–
Utilities	21,244,675	–	21,244,675	–
Preferred Stock
Financials	3,842,048	3,076,040	766,008	–
Utilities	1,639,219	–	1,639,219	–
Options Purchased	74,375	74,375	–	–
Collateral Held for Securities Loaned	1,900,880	1,900,880	–	–
Short-Term Investments	54,795,338	53,195,445	1,599,893	–

Total	$866,172,386	$58,246,740	$802,545,099	$5,380,547

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	34,813	34,813	–	–
Call Options Written	19,662	19,662	–	–

Total Asset Derivatives	$54,475	$54,475	$–	$–

Liability Derivatives
Futures Contracts	340,093	340,093	–	–

Total Liability Derivatives	$340,093	$340,093	$–	$–

There were no significant transfers between Levels during the period ended July 31, 2015. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
191

LIMITED MATURITY BOND FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
5-Yr. U.S. Treasury Bond Futures	(670)	September 2015	($80,062,957)	($80,295,313)	($232,356)
10-Yr. U.S. Treasury Bond Futures	(305)	September 2015	(38,903,250)	(38,868,437)	34,813
30-Yr. U.S. Treasury Bond Futures	(93)	September 2015	(14,416,892)	(14,502,188)	(85,296)
Ultra Long Term U.S. Treasury Bond Futures	(42)	September 2015	(6,677,872)	(6,700,313)	(22,441)
Total Futures Contracts					($305,280)

Call Options Written	Number of Contracts	Exercise Price	Expiration Date	Value	Unrealized Gain/(Loss)
Put on 30-Yr. U.S. Treasury Bond Futures	85	$151.00	August 2015	($22,579)	$19,662
Total Call Options Written				($22,579)	$19,662

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Limited Maturity Bond Fund, is as follows:

Fund	Value October 31, 2014	Gross Purchases	Gross Sales	Shares Held at July 31, 2015	Value July 31, 2015	Income Earned November 1, 2014 - July 31, 2015
Cash Management Trust-Collateral Investment	$2,897,695	$49,918,913	$50,915,728	1,900,880	$1,900,880	$5,798
Cash Management Trust-Short Term Investment	71,677,565	225,321,441	243,803,561	53,195,445	53,195,445	22,739
Total Value and Income Earned	74,575,260				55,096,325	28,537

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
192

MONEY MARKET FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Principal Amount	Asset Backed Commercial Paper (15.2%)[a]	Value

	Barton Capital, LLC
$3,485,000	0.100%, 8/3/2015[b,c]	$3,484,981
	Chariot Funding, LLC
4,160,000	0.170%, 8/18/2015[b,c]	4,159,666
	Fairway Finance, LLC
5,550,000	0.100%, 8/3/2015[b,c]	5,549,969
2,860,000	0.240%, 8/5/2015[b,c]	2,859,924
	Kells Funding, LLC
4,150,000	0.170%, 8/26/2015[b,c]	4,149,510
4,250,000	0.281%, 11/4/2015[b,c,d]	4,249,868
	Liberty Street Funding, LLC
4,170,000	0.190%, 8/31/2015[b,c]	4,169,340
4,150,000	0.260%, 10/13/2015[b,c]	4,147,812
	Nieuw Amsterdam Receivables
4,292,000	0.200%, 8/14/2015[b,c]	4,291,690
	Old Line Funding, LLC
4,170,000	0.287%, 12/11/2015[b,c,d]	4,170,000
4,150,000	0.367%, 1/15/2016[b,c,d]	4,150,000
	Starbird Funding Corporation
9,400,000	0.110%, 8/3/2015[b,c]	9,399,942
	Thunder Bay Funding, LLC
4,000,000	0.266%, 10/14/2015[b,c,d]	4,000,000
4,180,000	0.318%, 11/6/2015[b,c,d]	4,180,000

	Total	62,962,702

Principal Amount	Certificate of Deposit (4.0%)[a]	Value

	Toronto-Dominion Bank of New York
4,260,000	0.278%, 11/18/2015[d]	4,260,000
	US Bank NA
4,100,000	0.226%, 12/14/2015[d]	4,100,000
4,000,000	0.241%, 1/27/2016[d]	4,000,000
	Wells Fargo Bank NA
4,230,000	0.309%, 9/4/2015[d]	4,230,000

	Total	16,590,000

Principal Amount	Financial Company Commercial Paper (20.9%)[a]	Value

	AllianceBernstein, LP
10,600,000	0.180%, 8/3/2015[c]	10,599,894
	Bank of New York Mellon Corporation
5,000,000	0.080%, 8/3/2015[c]	4,999,978
	Bank of Nova Scotia
4,180,000	0.250%, 9/21/2015[c]	4,178,519
	BNP Paribas SA
9,400,000	0.080%, 8/3/2015	9,399,958
	KFW
4,500,000	0.090%, 8/3/2015[b,c]	4,499,977
	Nederlandse Waterschapsbank NV
3,300,000	0.130%, 8/3/2015[c]	3,299,976
4,140,000	0.170%, 9/8/2015[c]	4,139,257
3,790,000	0.260%, 10/29/2015[c]	3,787,564
	Nordea Bank AB
4,050,000	0.150%, 8/24/2015[c]	4,049,612
	Prudential Funding, LLC
10,000,000	0.090%, 8/3/2015[b]	9,999,950
	Skandinaviska Enskilda Banken AB
4,190,000	0.210%, 8/17/2015[c]	4,189,609
	Svenska Handelsbanken AB
4,150,000	0.150%, 8/4/2015[c]	4,149,948
4,150,000	0.200%, 9/10/2015[c]	4,149,078
	US Bank NA
11,000,000	0.100%, 8/3/2015	11,000,000

Principal Amount	Financial Company Commercial Paper (20.9%)[a]	Value

	Westpac Banking Corporation
$3,800,000	0.140%, 9/8/2015[c]	$3,799,468

	Total	86,242,788

Principal Amount	Government Agency Debt (28.1%)a	Value

	Federal Farm Credit Bank
3,860,000	0.185%, 8/3/2015	3,860,006
5,700,000	0.340%, 8/3/2015	5,700,076
4,130,000	0.230%, 9/1/2015[d]	4,130,462
2,160,000	0.155%, 12/9/2015[d]	2,159,921
4,150,000	0.210%, 12/18/2015[d]	4,151,201
6,280,000	0.250%, 2/16/2016[d]	6,283,798
4,230,000	0.167%, 3/31/2016[d]	4,229,912
2,300,000	0.162%, 6/30/2016[d]	2,299,933
	Federal Home Loan Bank
4,470,000	0.177%, 8/26/2015[d]	4,470,017
3,100,000	0.202%, 11/20/2015[d]	3,100,237
4,230,000	0.165%, 5/12/2016[d]	4,229,979
4,160,000	0.135%, 6/23/2016[d]	4,160,000
4,100,000	0.134%, 7/22/2016[d]	4,100,000
	Federal National Mortgage Association
2,000,000	0.207%, 8/16/2016[d]	2,000,329
	Overseas Private Investment Corporation
3,157,901	0.120%, 8/5/2015[d]	3,157,901
4,510,000	0.110%, 8/7/2015[d]	4,510,000
5,275,000	0.110%, 8/7/2015[d]	5,275,000
4,500,000	0.120%, 8/7/2015[d]	4,500,000
4,855,000	0.120%, 8/7/2015[d]	4,855,000
7,700,000	0.120%, 8/7/2015[d]	7,700,000
6,739,200	0.110%, 8/14/2015[d]	6,739,200
2,700,000	0.450%, 12/10/2015	2,707,792
1,770,474	0.410%, 12/22/2015	1,786,060
4,200,000	0.610%, 3/17/2016	4,209,586
3,000,000	0.500%, 4/30/2016	3,134,861
4,040,000	0.510%, 4/30/2016	4,045,233
4,200,000	0.520%, 5/2/2016	4,205,321
4,140,000	0.550%, 7/7/2016	4,141,554

	Total	115,843,379

Shares	Investment Company (<0.1%)	Value

	Dreyfus Institutional Cash Advantage Fund
8,000	0.080%	8,000

	Total	8,000

Principal Amount	Other Commercial Paper (17.4%)[a]	Value

	Caisse des Depots et Consignations
4,125,000	0.140%, 8/6/2015[b,c]	4,124,920
4,140,000	0.240%, 10/14/2015[b,c]	4,137,957
	Cargill, Inc.
1,550,000	0.100%, 8/3/2015[c]	1,549,991
4,200,000	0.110%, 8/4/2015[c]	4,199,961
4,160,000	0.120%, 8/13/2015[c]	4,159,834
	Chevron Corporation
3,425,000	0.090%, 8/10/2015[c]	3,424,923
	Emerson Electric Company
3,262,000	0.110%, 8/10/2015[c]	3,261,910
4,170,000	0.120%, 8/20/2015[c]	4,169,736
	John Deere Bank SA
2,050,000	0.130%, 9/10/2015[b,c]	2,049,704
	John Deere Financial, Ltd.
4,140,000	0.120%, 8/12/2015[b,c]	4,139,848

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
193

MONEY MARKET FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Principal Amount	Other Commercial Paper (17.4%)[a]	Value

	Novartis Finance Corporation
$3,700,000	0.100%, 8/3/2015[b,c]	$3,699,979
3,000,000	0.100%, 8/14/2015[b,c]	2,999,892
	Praxair, Inc.
4,125,000	0.100%, 9/2/2015	4,124,633
	Reckitt Benckiser Treasury Services plc
3,800,000	0.110%, 8/25/2015[b,c]	3,799,721
3,200,000	0.120%, 8/27/2015[b,c]	3,199,723
	Roche Holdings, Inc.
4,160,000	0.120%, 8/20/2015[b,c]	4,159,737
	Schlumberger Investment SA
4,190,000	0.150%, 8/4/2015[b,c]	4,189,948
	Wal-Mart Stores, Inc.
10,900,000	0.070%, 8/3/2015[c]	10,899,958

	Total	72,292,375

Principal Amount	Other Note (15.2%)[a]	Value

	Bank of Montreal
1,330,000	0.756%, 9/11/2015[d]	1,330,710
	Bank of New York Mellon Corporation
4,240,000	0.524%, 10/23/2015[d]	4,242,195
2,305,000	0.509%, 3/4/2016[d]	2,307,728
	Bank of Nova Scotia
2,000,000	0.750%, 10/9/2015	2,001,625
	Coca-Cola Company
8,490,000	0.293%, 9/1/2015[d]	8,490,587
	General Electric Capital Corporation
4,470,000	1.029%, 8/11/2015[b,d]	4,470,912
4,280,000	0.886%, 12/11/2015[b,d]	4,288,466
3,120,000	0.484%, 1/8/2016[b,d]	3,122,168
1,110,000	0.516%, 1/14/2016[b,d]	1,110,951
	International Bank for Reconstruction and Development
4,180,000	0.188%, 8/7/2015[d]	4,180,016
	John Deere Capital Corporation
2,100,000	0.402%, 12/10/2015[b,d]	2,100,996
	KFW
4,220,000	0.201%, 10/30/2015[b,d]	4,219,997
	Procter & Gamble Company
2,670,000	3.150%, 9/1/2015	2,676,536
2,700,000	4.850%, 12/15/2015	2,745,054
	Royal Bank of Canada
2,300,000	0.374%, 8/5/2016[c,d]	2,300,000
	Toronto-Dominion Bank
4,240,000	0.480%, 11/6/2015[d]	4,242,262
	Wells Fargo Bank NA
4,600,000	0.406%, 8/12/2016[d]	4,600,000
	Westpac Banking Corporation
4,290,000	3.000%, 8/4/2015	4,290,929

	Total	62,721,132

	Total Investments (at amortized cost) 100.8%	$416,660,376

	Other Assets and Liabilities, Net (0.8)%	(3,146,046)

	Total Net Assets 100.0%	$413,514,330

a	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
b	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
c	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2015, the value of these investments was $189,273,324 or 45.8% of total net assets.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of July 31, 2015.

Cost for federal income tax purposes	$416,660,376

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
194

MONEY MARKET FUND

Schedule of Investments as of July 31, 2015

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2015, in valuing Money Market Fund’s assets carried at fair value or amortized cost, which approximates fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Asset Backed Commercial Paper	62,962,702	–	62,962,702	–
Certificate of Deposit	16,590,000	–	16,590,000	–
Financial Company Commercial Paper	86,242,788	–	86,242,788	–
Government Agency Debt	115,843,379	–	115,843,379	–
Investment Company	8,000	8,000	–	–
Other Commercial Paper	72,292,375	–	72,292,375	–
Other Note	62,721,132	–	62,721,132	–

Total	$416,660,376	$8,000	$416,652,376	$–

There were no significant transfers between Levels during the period ended July 31, 2015. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
195

NOTES TO SCHEDULE OF INVESTMENTS

as of July 31, 2015

(unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments – Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Swap agreements are valued at the latest bid quotation of the contract as furnished by an independent pricing service. Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s Board of Trustees (“Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the last quoted sales price. Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by the pricing service. Investments in open-ended mutual funds are valued at the net asset value at the close of each business day. Short-term securities are valued at amortized cost (which approximates market value) to the extent it is not materially different than market value.

Securities held by Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. Money Market Fund and the Trust’s investment adviser, Thrivent Asset Management, LLC (“Thrivent Asset Mgt.” or the “Adviser”), follow procedures designed to help maintain a constant net asset value of $1.00 per share.

The Board has delegated responsibility for daily valuation of the Funds’ securities to the Adviser. The Adviser has formed a Valuation Committee (“Committee”) that is responsible for overseeing the Fund valuation policies in accordance with Valuation Policies and Procedures. The Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.

The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

Financial Accounting Standards Board (FASB) guidelines require increased fair value disclosure intended to improve the consistency and comparability of fair value measurements used in financial reporting. The guidelines define fair value, establish a framework for measuring fair value in U.S. Generally Accepted Accounting Principles (“GAAP”) and expand disclosures about fair value requirements. The various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels: Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds; Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts; and Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. Of the Level 3 securities, those for which market values were not readily available or were deemed unreliable were fair valued as determined in good faith under procedures established by the Board. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.

Valuation of International Securities – Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign markets and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board, evaluate the impacts of these events and may adjust the valuation of foreign securities to reflect fair value as of the close of the U.S. markets. The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.

Foreign Denominated Investments – Foreign denominated assets and currency contracts may involve more risks than domestic transactions including currency risk, political and economic risk, regulatory risk, and market risk. Certain Funds may also invest in securities of companies located in emerging markets. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Derivative Financial Instruments – Each of the Funds, except Money Market Fund, may invest in derivatives. Derivatives, a category that includes options, futures, swaps and hybrid instruments, are financial instruments whose value derives from another security, an index or a currency. Each applicable Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives for hedging its positions in foreign

196

NOTES TO SCHEDULE OF INVESTMENTS

as of July 31, 2015

(unaudited)

securities. Each applicable Fund may also use derivatives for replication of a certain asset class or speculation (investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter (OTC).

A derivative may incur a mark to market loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative. A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers, potentially resulting in losses to the Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the Funds’ expenses and can eliminate some opportunities for gains. In addition, a derivative used for hedging or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/ or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral and margin requirements vary by type of derivative. Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the minimum in certain situations. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options, swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the Schedule of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Options – Each of the Funds, with the exception of Money Market Fund, may buy put and call options and write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default. Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when a Fund has purchased an option, exercises that option, and the counterparty doesn’t buy from the Fund or sell to the Fund the underlying asset as required. In the case where a Fund has written an option, the Fund doesn’t have counterparty risk. Counterparty risk on purchased over-the-counter options is partially mitigated by the Fund’s collateral posting requirements. As the option increases in value to the Fund, the Fund receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.

197

NOTES TO SCHEDULE OF INVESTMENTS

as of July 31, 2015

(unaudited)

Futures Contracts – Each of the Funds, with the exception of Money Market Fund, may use futures contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Funds may be earmarked to cover open futures contracts. The futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.

Foreign Currency Forward Contracts – In connection with purchases and sales of securities denominated in foreign currencies all Funds, except Money Market Fund, may enter into foreign currency forward contracts. Additionally, the Funds may enter into such contracts to hedge certain other foreign-currency-denominated investments. These contracts are recorded at value and the related realized and change in unrealized foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these currency contracts, the Funds could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-counter and the Fund is exposed to counterparty risk equal to the discounted net amount of payments to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements.

Swap Agreements – Each of the Funds, with the exception of Money Market Fund, may enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at fair value of the contract as provided by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Fund accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or a third party, in connection with these agreements. Certain swap agreements are over-the-counter and the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the swap increases in value to the Fund, the Fund receives collateral from the counterparty. Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty (a “CCP”). A default or failure by a CCP or a futures commission merchant (a “FCM”), or the failure of a swap to be transferred from a swap execution facility or an executing dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral or margin, or fully implementing its investment strategies.

Credit Default Swaps – A credit default swap is a swap agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Funds may be either the protection seller or the protection buyer.

Certain Funds enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices (CDX Indices). CDX indices are static pools of equally weighted credit default

198

NOTES TO SCHEDULE OF INVESTMENTS

as of July 31, 2015

(unaudited)

swaps referencing corporate bonds and/or loans designed to provide diversified credit exposure to these asset classes. Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract the maximum potential amount of future payments would be the notional amount. For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which would include reduction in interest or principal, maturity extension and subordination to other obligations.

Additional information for the Funds’ policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Funds’ most recent annual or semiannual shareholder report.

Unfunded Bridge Loan Commitment – The following Fund entered into a loan commitment with Charter Communications Operating, LLC on June 25, 2015. Maturity of the commitment will be no later than May 23, 2016. The Fund will receive a fee of 0.375%.

Fund	Unfunded Commitment

High Yield	$7,750,000

199

Item 2. Controls and Procedures

(a)(i) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: September 25, 2015	THRIVENT MUTUAL FUNDS

	By:	/s/ David S. Royal
David S. Royal
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 25, 2015	By:	/s/ David S. Royal
David S. Royal
President

Date: September 25, 2015	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer